UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices)    (Zip Code)

Tara Pari, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/22

Date of reporting period: 08/31/21

Item 1.	Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2021 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2021

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

International Equity Fund

Japan Value Creation Fund

Quality Cyclicals Fund (formerly Cyclical Focus Fund)

Quality Fund

Resources Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO

Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.2%
Mutual Funds	3.6
Preferred Stocks	1.7
Other	(0.5)

100.0%

Country/Region Summary¤	% of Investments
United States	50.7%
Canada	10.8
China	5.4
Japan	4.3
France	4.1
Russia	2.8
Mexico	2.6
Spain	2.5
Other Developed	2.4	‡
Other Emerging	2.4	†
Australia	2.1
United Kingdom	1.8
Chile	1.7
Finland	1.5
South Korea	1.4
Norway	1.3
Brazil	1.2
Italy	1.0

	100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	51.0%
Energy Efficiency	17.6
Agriculture	13.1
Copper	7.8
Electric Grid	6.2
Water	4.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Argentina — 0.9%

506,515	Adecoagro SA *	4,735,915

	Australia — 2.1%

320,055	Clean TeQ Water Ltd * (a)	167,407

593,886	Sandfire Resources Ltd	2,798,104

640,111	Sunrise Energy Metals Ltd * (a)	845,545

201,055	Tassal Group Ltd (a)	525,285

3,117,208	Western Areas Ltd (a)	6,993,711

	Total Australia	11,330,052

	Brazil — 1.3%

739,678	Sao Martinho SA	4,597,596

288,600	SLC Agricola SA	2,273,839

	Total Brazil	6,871,435

	Canada — 10.9%

264,800	Anaergia Inc *	4,858,812

629,474	Canadian Solar Inc * (a)	23,271,654

334,100	First Quantum Minerals Ltd	6,959,258

2,405,900	Greenlane Renewables Inc * (a)	2,784,143

1,254,401	Ivanhoe Mines Ltd – Class A *	10,121,509

680,015	Largo Resources Ltd * (a)	9,383,792

110,000	NFI Group Inc (a)	2,652,241

	Total Canada	60,031,409

	China — 5.4%

1,609,000	Chaowei Power Holdings Ltd (a)	498,467

6,548,919	China High Speed Transmission Equipment Group Co Ltd * (a)	4,737,154

2,508,000	China Longyuan Power Group Corp Ltd – Class H	5,111,675

2,520,000	China Water Affairs Group Ltd (a)	2,513,373

149,600	Hollysys Automation Technologies Ltd	2,939,640

120,622	Sungrow Power Supply Co Ltd – Class A	2,933,715

1,264,000	Tianneng Power International Ltd (a)	1,691,679

2,432,000	Wasion Group Holdings Ltd	795,895

1,998,800	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	3,831,881

1,177,576	Yutong Bus Co Ltd – Class A	2,242,532

405,985	Zhuzhou CRRC Times Electric Co Ltd – Class H *	2,440,026

	Total China	29,736,037

	Denmark — 0.5%

66,393	Vestas Wind Systems A/S	2,679,012

	Finland — 1.5%

201,545	Kemira Oyj	3,403,493

Shares	Description	Value ($)

	Finland — continued

80,477	Neste Oyj	4,902,009

	Total Finland	8,305,502

	France — 4.1%

405,231	Electricite de France SA	5,495,692

135,071	Nexans SA	13,539,236

90,538	Valeo SA	2,584,186

17,193	Vilmorin & Cie SA	1,112,776

	Total France	22,731,890

	Germany — 0.4%

13,452	Siemens AG (Registered)	2,231,617

	India — 0.1%

106,025	VA Tech Wabag Ltd *	486,773

	Italy — 1.0%

627,299	Enel SPA	5,714,969

	Japan — 4.3%

112,200	Ebara Corp	5,577,124

101,900	GS Yuasa Corp	2,387,456

86,100	Kurita Water Industries Ltd	4,038,205

70,000	Osaki Electric Co Ltd	355,970

235,200	Panasonic Corp	2,811,832

510,500	Renesas Electronics Corp *	5,466,380

38,000	Takuma Co Ltd	572,633

42,800	Tsukishima Kikai Co Ltd	449,652

139,100	Yokogawa Electric Corp	2,175,970

	Total Japan	23,835,222

	Mexico — 2.6%

3,006,252	Grupo Mexico SAB de CV – Series B	13,938,567

307,515	Grupo Rotoplas SAB de CV * (a)	509,259

	Total Mexico	14,447,826

	Netherlands — 0.8%

93,792	Arcadis NV	4,644,130

	Norway — 1.4%

577,245	Austevoll Seafood ASA	7,413,586

	Pakistan — 0.1%

1,173,337	Fauji Fertilizer Co Ltd	747,208

	Philippines — 0.1%

4,653,200	Nickel Asia Corp	527,980

	Russia — 2.9%

207,240	MMC Norilsk Nickel PJSC ADR	6,819,182

311,602	PhosAgro PJSC GDR (Registered)	6,132,470

2	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

169,638	Ros Agro Plc GDR (Registered)	2,721,083

	Total Russia	15,672,735

	South Korea — 1.4%

11,765	LG Chem Ltd	7,666,145

	Spain — 2.5%

24,999	Acciona SA (a)	4,064,348

183,329	Endesa SA	4,407,627

49,127	Fomento de Construcciones y Contratas SA	627,910

215,918	Red Electrica Corp SA	4,306,168

81,853	Talgo SA * (a)	446,152

	Total Spain	13,852,205

	Switzerland — 0.6%

1,715	Gurit Holding AG	3,543,735

	Taiwan — 0.4%

216,000	Delta Electronics Inc	2,104,045

	Thailand — 0.2%

1,992,200	SPCG Pcl	1,118,438

	Ukraine — 0.6%

219,994	Kernel Holding SA	3,287,859

	United Kingdom — 1.8%

936,057	Drax Group Plc	5,337,899

91,699	Go-Ahead Group Plc *	1,188,349

349,530	Renewi Plc *	2,631,136

1,011,768	Stagecoach Group Plc *	998,805

	Total United Kingdom	10,156,189

	United States — 47.3%

432,020	Aemetis, Inc. * (a)	4,804,062

95,900	AGCO Corp.	13,197,758

305,092	Ameresco, Inc. – Class A *	21,097,112

248,686	BorgWarner, Inc.	10,613,919

2,747,789	Clean Energy Fuels Corp. *	21,789,967

285,996	Darling Ingredients, Inc. *	21,306,702

18,200	Deere & Co.	6,880,146

20,600	Emerson Electric Co.	2,173,300

36,100	EnerSys	3,053,699

96,313	Exelon Corp.	4,721,263

208,490	Freeport-McMoRan, Inc.	7,586,951

2,341,256	GrafTech International Ltd.	25,917,704

152,000	Green Plains, Inc. *	5,335,200

45,700	Johnson Controls International Plc	3,418,360

266,880	Livent Corp. * (a)	6,637,306

582,461	Montauk Renewables, Inc. * (a)	4,811,128

503,347	Mosaic Co. (The)	16,197,707

Shares	Description	Value ($)

	United States — continued

30,200	MYR Group, Inc. *	3,141,102

63,479	ON Semiconductor Corp. *	2,815,928

75,833	Owens Corning	7,245,843

50,300	Quanta Services, Inc.	5,135,630

314,460	Renewable Energy Group, Inc. *	15,226,153

27,300	Rice Acquisition Corp. – Class A *	436,800

55,300	Sensata Technologies Holding Plc *	3,272,654

47,709	SolarEdge Technologies, Inc. *	13,825,114

479,275	Sunrun, Inc. * (a)	21,207,919

26,729	TE Connectivity Ltd.	4,015,230

18,600	Valmont Industries, Inc.	4,628,796

	Total United States	260,493,453

	TOTAL COMMON STOCKS (COST $477,117,334)	524,365,367

	PREFERRED STOCKS (b) — 1.7%

	Chile — 1.7%

179,838	Sociedad Quimica y Minera de Chile SA Sponsored ADR	9,378,552

	TOTAL PREFERRED STOCKS (COST $8,226,220)	9,378,552

	MUTUAL FUNDS — 3.7%

	United States — 3.7%

	Affiliated Issuers — 3.7%

3,963,632	GMO U.S. Treasury Fund (c)	19,976,703

	TOTAL MUTUAL FUNDS (COST $19,963,316)	19,976,703

	TOTAL INVESTMENTS — 100.6% (Cost $505,306,870)	553,720,622

	Other Assets and Liabilities (net) — (0.6%)	(3,038,456)

	TOTAL NET ASSETS — 100.0%	$550,682,166

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	3

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	85.6%
Investment Funds	9.5
Mutual Funds	2.7
Short-Term Investments	1.4
Preferred Stocks	0.4
Futures Contracts	0.0 ^
Other	0.4

100.0%

Country/Region Summary¤	% of Investments
China	27.1%
India	15.9
Taiwan	12.1
United States	11.4
South Korea	7.1
Russia	6.6
Mexico	4.4
Brazil	4.2
Hong Kong	2.5
South Africa	2.2
Saudi Arabia	1.2
Japan	0.9
Philippines	0.9
Vietnam	0.6
Qatar	0.6
Thailand	0.5
Hungary	0.4
Switzerland	0.4
Singapore	0.4
Greece	0.3
Netherlands	0.3
Poland	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Banks	18.6%
Media & Entertainment	11.3
Semiconductors & Semiconductor Equipment	9.1
Technology Hardware & Equipment	8.6
Retailing	7.4
Software & Services	6.8
Food, Beverage & Tobacco	5.8
Diversified Financials	4.8
Consumer Durables & Apparel	4.1
Materials	3.8
Food & Staples Retailing	2.7
Capital Goods	2.5
Automobiles & Components	2.1
Insurance	2.0
Telecommunication Services	1.5
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Health Care Equipment & Services	1.3
Transportation	1.1
Utilities	1.1
Household & Personal Products	1.1
Consumer Services	1.0
Real Estate	0.7
Commercial & Professional Services	0.7
Energy	0.5

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

4

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.6%

	Brazil — 3.7%

1,091,400	Atacadao SA	3,830,918

311,700	Blau Farmaceutica SA	3,089,391

522,600	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	2,920,852

3,345,600	JHSF Participacoes SA	4,276,788

2,300	MercadoLibre Inc *	4,295,135

1,467,600	Movida Participacoes SA	5,250,754

4,640,000	Multilaser Industrial SA *	8,345,324

764,200	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	2,247,908

	Total Brazil	34,257,070

	China — 24.7%

11,258,000	Agricultural Bank of China Ltd – Class H	3,774,108

179,400	Alibaba Group Holding Ltd *	3,756,563

26,261	Alibaba Group Holding Ltd Sponsored ADR *	4,385,324

472,000	Alibaba Health Information Technology Ltd *	779,074

18,400	Baidu Inc Sponsored ADR *	2,889,168

6,500	Bilibili Inc Sponsored ADR *	521,495

249,500	BYD Co Ltd – Class H	8,387,965

21,540,000	China Construction Bank Corp – Class H	15,520,812

4,506,800	China International Capital Corp Ltd – Class H	10,479,533

1,138,000	China Mengniu Dairy Co Ltd *	6,844,797

2,075,002	China Merchants Bank Co Ltd – Class H	17,113,797

5,532,000	China Modern Dairy Holdings Ltd	1,108,196

209,000	Country Garden Services Holdings Co Ltd	1,594,818

514,000	Geely Automobile Holdings Ltd	1,862,851

560,000	GoerTek Inc – Class A	4,032,648

407,000	Haier Smart Home Co Ltd – Class A	1,702,449

187,000	Hua Hong Semiconductor Ltd *	1,100,545

8,768,000	Industrial & Commercial Bank of China Ltd – Class H	4,882,675

25,500	JD.com Inc ADR *	2,003,280

502,750	JD.com Inc – Class A *	19,758,856

167,897	Jiangsu Hengli Hydraulic Co Ltd – Class A	2,469,996

6,886	Kweichow Moutai Co Ltd – Class A	1,661,386

354,000	Li Ning Co Ltd	4,747,059

590,000	Man Wah Holdings Ltd	1,102,440

269,100	Meituan – Class B *	8,604,354

383,900	Midea Group Co Ltd – Class A	3,923,173

26,275	NetEase Inc ADR	2,559,711

31,100	New Oriental Education & Technology Group Inc *	67,956

69,900	New Oriental Education & Technology Group Inc Sponsored ADR *	157,974

70,000	NIO Inc ADR*	2,751,700

30,100	Pinduoduo Inc ADR*	3,010,602

1,796,802	Ping An Bank Co Ltd – Class A	4,944,738

311,000	Ping An Insurance Group Co of China Ltd – Class H	2,408,097

Shares	Description	Value ($)

	China — continued

3,219,000	Postal Savings Bank of China Co Ltd – Class H	2,319,044

148,900	Proya Cosmetics Co Ltd – Class A	3,622,866

152,300	SF Holding Co Ltd – Class A	1,358,805

73,009	Shanghai Baosight Software Co Ltd – Class A	793,825

49,383	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	2,511,905

288,600	Shenzhou International Group Holdings Ltd	6,255,728

82,800	Sunny Optical Technology Group Co Ltd	2,505,658

285,008	Suofeiya Home Collection Co Ltd – Class A	817,379

619,884	Tencent Holdings Ltd	38,285,759

612,000	Tsingtao Brewery Co Ltd – Class H	5,007,649

10,500	Weibo Corp Sponsored ADR *	530,460

10,400	WuXi AppTec Co Ltd – Class H	207,408

209,000	Wuxi Biologics Cayman Inc *	3,235,728

1,297,800	Xiaomi Corp – Class B *	4,183,344

130,600	Yum China Holdings Inc	8,039,736

	Total China	230,583,434

	Greece — 0.3%

3,120,609	Eurobank Ergasias Services and Holdings SA *	2,973,867

	Hong Kong — 0.7%

515,200	AIA Group Ltd	6,151,861

	Hungary — 0.4%

66,472	OTP Bank Nyrt *	4,014,361

	India — 17.6%

660,867	Action Construction Equipment Ltd	2,148,826

424,053	Ambuja Cements Ltd	2,446,150

64,219	Apollo Hospitals Enterprise Ltd	4,375,598

56,181	Asian Paints Ltd	2,460,053

196,753	Axis Bank Ltd *	2,113,446

19,728	Bajaj Finance Ltd	2,027,839

57,861	Britannia Industries Ltd	3,152,068

174,339	Central Depository Services India Ltd	2,837,263

524,883	Crompton Greaves Consumer Electricals Ltd	3,402,642

603,044	Fortis Healthcare Ltd *	2,388,493

3,904,869	Gayatri Projects Ltd *	2,649,074

332,702	Godrej Consumer Products Ltd *	5,006,893

878,448	Gujarat Gas Ltd	8,647,614

939,902	HCL Technologies Ltd	15,157,131

194,058	HDFC Bank Ltd	4,184,032

1,001,356	ICICI Bank Ltd	9,792,527

783,611	Infosys Ltd	18,359,216

178,758	Jubilant Ingrevia Ltd	1,818,114

101,297	L&T Technology Services Ltd	5,432,788

96,431	Larsen & Toubro Ltd	2,204,299

1,094,319	Laxmi Organic Industries Ltd (a) (b)	6,597,624

311,684	Max Financial Services Ltd *	4,645,247

327,965	Muthoot Finance Ltd	6,806,005

See accompanying notes to the financial statements.	5

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

191,402	Natco Pharma Ltd	2,464,942

46,769	Navin Fluorine International Ltd	2,577,348

137,656	Reliance Industries Ltd	4,245,244

722,325	Rupa & Co Ltd	4,272,969

227,720	SBI Cards & Payment Services Ltd *	3,566,351

15,999	SRF Ltd	2,228,857

553,055	State Bank of India	3,212,706

207,234	Sun Pharmaceutical Industries Ltd	2,252,997

69,142	Tata Consultancy Services Ltd	3,590,059

283,778	Tata Consumer Products Ltd	3,364,837

574,395	UPL Ltd	5,804,071

839,959	Wipro Ltd	7,363,463

	Total India	163,596,786

	Japan — 0.9%

32,800	Daikin Industries Ltd	8,185,127

	Mexico — 4.3%

8,701,600	America Movil SAB de CV – Series L	8,530,895

5,071,000	Cemex SAB de CV *	4,186,277

643,800	Fomento Economico Mexicano SAB de CV	5,593,982

1,955,500	Grupo Financiero Banorte SAB de CV – Class O	12,907,819

2,597,024	Wal-Mart de Mexico SAB de CV	9,215,789

	Total Mexico	40,434,762

	Netherlands — 0.3%

2,882	ASML Holding NV	2,403,551

	Philippines — 0.8%

60,245	Globe Telecom Inc	3,297,904

229,420	GT Capital Holdings Inc	2,486,863

2,467,700	Puregold Price Club Inc	2,068,492

	Total Philippines	7,853,259

	Poland — 0.0%

11,137	Allegro.eu SA *	206,654

	Qatar — 0.5%

959,950	Qatar National Bank QPSC	5,052,368

	Russia — 3.2%

250,779	Fix Price Group Ltd GDR * (c)	2,341,022

292,883	Sberbank of Russia PJSC Sponsored ADR	5,230,568

146,049	TCS Group Holding Plc GDR (Registered)	12,917,096

124,200	Yandex NV – Class A *	9,550,980

	Total Russia	30,039,666

	Singapore — 0.4%

10,600	Sea Ltd ADR *	3,586,192

Shares	Description	Value ($)

	South Africa — 1.4%

36,880	Capitec Bank Holdings Ltd	4,826,609

16,809	Naspers Ltd – N Shares	2,900,209

291,111	Nedbank Group Ltd *	3,709,765

160,049	Shoprite Holdings Ltd	2,022,769

	Total South Africa	13,459,352

	South Korea — 6.9%

146,569	Cheil Worldwide Inc	2,915,378

14,417	E-MART Inc	2,221,298

16,082	Hyundai Mobis Co Ltd	3,838,820

24,499	Kakao Corp	3,268,923

173,803	KB Financial Group Inc	7,906,304

3,330	LG Chem Ltd	2,169,848

23,194	LG Electronics Inc	2,832,721

9,187	NAVER Corp	3,478,537

440,430	Samsung Electronics Co Ltd	29,076,409

3,169	Samsung SDI Co Ltd	2,159,948

43,761	SK Hynix Inc	4,006,776

2,358	SK Telecom Co Ltd	606,264

	Total South Korea	64,481,226

	Switzerland — 0.4%

31,359	Nestle SA (Registered)	3,960,288

	Taiwan — 11.9%

2,464,000	AU Optronics Corp	1,553,535

665,450	Chailease Holding Co Ltd	6,383,803

6,409,000	CTBC Financial Holding Co Ltd	5,312,003

535,000	Delta Electronics Inc	5,211,407

981,000	E Ink Holdings Inc	2,756,035

2,981,724	E.Sun Financial Holding Co Ltd	2,858,264

443,000	Elan Microelectronics Corp	2,509,708

973,000	Fubon Financial Holding Co Ltd	2,980,334

301,000	Giant Manufacturing Co Ltd	3,637,890

184,000	MediaTek Inc	5,966,609

2,412,000	Mega Financial Holding Co Ltd	2,852,771

109,000	Quanta Computer Inc	308,259

16,000	Silergy Corp	2,288,296

399,000	Sinbon Electronics Co Ltd	3,104,347

2,488,800	Taiwan Semiconductor Manufacturing Co Ltd	54,592,378

109,000	Yageo Corp	1,876,594

7,027,000	Yuanta Financial Holding Co Ltd	6,330,087

	Total Taiwan	110,522,320

	Thailand — 0.5%

1,339,900	CP ALL Pcl (Foreign Registered)	2,701,275

425,200	Kasikornbank Pcl (Foreign Registered)	1,618,743

	Total Thailand	4,320,018

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — 6.1%

60,000	Apple, Inc.	9,109,800

60,300	Facebook, Inc. – Class A *	22,876,614

99,500	PepsiCo, Inc.	15,560,805

38,800	Visa, Inc. – Class A	8,889,080

	Total United States	56,436,299

	Vietnam — 0.6%

1,200,000	Bank for Foreign Trade of Vietnam JSC	5,232,948

	TOTAL COMMON STOCKS (COST $744,025,770)	797,751,409

	PREFERRED STOCKS (d) — 0.4%

	Brazil — 0.4%

668,900	Itau Unibanco Holding SA	4,002,430

	TOTAL PREFERRED STOCKS (COST $3,601,840)	4,002,430

	INVESTMENT FUNDS — 9.5%

	China — 1.9%

241,400	iShares MSCI China ETF	17,088,706

	Russia — 3.3%

1,044,700	VanEck Vectors Russia ETF	30,588,816

	Saudi Arabia — 1.2%

273,500	iShares MSCI Saudi Arabia ETF	11,276,405

Shares	Description	Value ($)

	South Africa — 0.7%

132,500	iShares MSCI South Africa ETF	6,548,150

	United States — 2.4%

353,030	iShares Core MSCI Emerging Markets ETF	22,625,693

	TOTAL INVESTMENT FUNDS (COST $83,091,887)	88,127,770

	MUTUAL FUNDS — 2.7%

	United States — 2.7%

	Affiliated Issuers — 2.7%

4,992,735	GMO U.S. Treasury Fund	25,163,385

	TOTAL MUTUAL FUNDS (COST $25,160,104)	25,163,385

	SHORT-TERM INVESTMENTS — 1.4%

	Money Market Funds — 1.4%

12,718,217	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	12,718,217

	TOTAL SHORT-TERM INVESTMENTS (COST $12,718,217)	12,718,217

	TOTAL INVESTMENTS — 99.6% (Cost $868,597,818)	927,763,211

	Other Assets and Liabilities (net) — 0.4%	3,594,337

	TOTAL NET ASSETS — 100.0%	$931,357,548

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2021

Laxmi Organic Industries Ltd	03/02/21	$1,924,110	0.71%	$6,597,624

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
289	HSCEI Futures	September 2021	$16,990,820	$259,435

Sales
538	SGX Nifty 50	September 2021	$18,377,779	$(504,873)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

8	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.5%
Preferred Stocks	3.2
Debt Obligations	2.2
Investment Funds	1.1
Short-Term Investments	0.6
Swap Contracts	0.1
Futures Contracts	(0.6)
Other	0.9

100.0%

Country/Region Summary¤	% of Investments
China	26.9%
Taiwan	19.9
Russia	16.1
United States	14.4	*
South Korea	6.5
Mexico	4.0
India	3.1
Indonesia	2.2
Kuwait	1.7
Turkey	1.1
Brazil	0.7
Qatar	0.6
United Kingdom	0.5	*
Pakistan	0.4
Philippines	0.3
Thailand	0.3
South Africa	0.3
Czech Republic	0.2
Vietnam	0.2
Peru	0.2
Argentina	0.1
Poland	0.1
United Arab Emirates	0.1
Colombia	0.1
Egypt	0.0	^
Hong Kong	0.0	^
Sri Lanka	0.0	^
Chile	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	19.5%
Materials	15.2
Technology Hardware & Equipment	15.1
Semiconductors & Semiconductor Equipment	8.8
Insurance	4.4
Energy	4.3
Media & Entertainment	4.3
Capital Goods	3.8
Real Estate	3.7
Food, Beverage & Tobacco	3.6
Consumer Durables & Apparel	2.6
Software & Services	2.5
Retailing	2.4
Diversified Financials	2.2
Utilities	2.0
Automobiles & Components	1.6
Food & Staples Retailing	1.2
Household & Personal Products	1.1
Transportation	0.8
Telecommunication Services	0.4
Pharmaceuticals, Biotechnology & Life Sciences	0.3
Consumer Services	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.5%

	Argentina — 0.1%

213,900	Banco BBVA Argentina SA ADR *	930,465

301,100	Grupo Financiero Galicia SA ADR	3,245,858

	Total Argentina	4,176,323

	Brazil — 0.8%

890,100	Blau Farmaceutica SA	8,822,160

5,175,200	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	15,222,943

	Total Brazil	24,045,103

	Chile — 0.0%

40,197	Inversiones La Construccion SA	190,377

	China — 29.2%

4,633,000	361 Degrees International Ltd *	2,211,435

778,000	Agile Group Holdings Ltd	892,201

15,023,800	Agricultural Bank of China Ltd – Class A	6,879,818

102,007,590	Agricultural Bank of China Ltd – Class H	34,196,810

198,926	Alibaba Group Holding Ltd Sponsored ADR *	33,218,653

744,518	Anhui Conch Cement Co Ltd – Class A	4,603,460

147,000	ANTA Sports Products Ltd	3,019,507

71,600	Autohome Inc ADR	3,169,016

34,800	Baidu Inc Sponsored ADR *	5,464,296

24,756,000	Bank of China Ltd – Class A	11,605,333

19,686,000	Bank of China Ltd – Class H	6,898,634

595,300	Budweiser Brewing Co APAC Ltd	1,487,491

3,540,000	BYD Electronic International Co Ltd (a)	16,193,364

12,643,878	China Communications Services Corp Ltd – Class H	6,718,957

5,257,000	China Construction Bank Corp – Class A	4,755,607

104,209,148	China Construction Bank Corp – Class H	75,088,697

5,515,000	China Dongxiang Group Co Ltd	652,087

22,463,000	China Feihe Ltd	40,591,212

716,600	China Gas Holdings Ltd	2,074,279

860,800	China International Marine Containers Group Co Ltd	2,440,835

1,564,000	China Lesso Group Holdings Ltd	3,347,499

358,000	China Longyuan Power Group Corp Ltd – Class H	729,657

1,311,805	China Merchants Bank Co Ltd – Class A	9,937,457

2,562,000	China Oriental Group Co Ltd	946,720

2,159,000	China Overseas Land & Investment Ltd	4,973,660

1,187,911	China Pacific Insurance Group Co Ltd – Class A	4,836,196

1,250,600	China Pacific Insurance Group Co Ltd – Class H	3,524,653

3,783,541	China Railway Group Ltd – Class A	3,294,327

3,314,240	China Railway Signal & Communication Corp Ltd – Class A	2,681,861

Shares	Description	Value ($)

	China — continued

13,448,000	China Reinsurance Group Corp – Class H	1,399,282

682,000	China Resources Gas Group Ltd	4,134,205

5,134,000	China Resources Land Ltd	19,069,314

98,600	China Shenhua Energy Co Ltd – Class A	305,015

497,500	China Shenhua Energy Co Ltd – Class H	1,100,126

326,751	China Tourism Group Duty Free Corp Ltd – Class A	11,554,462

8,507,381	China Vanke Co Ltd – Class A	26,051,763

1,040,176	Chinese Universe Publishing and Media Group Co Ltd – Class A	1,668,304

3,777,714	Country Garden Holdings Co Ltd	4,175,506

5,396,519	CSG Holding Co Ltd – Class A	9,797,647

888,500	ENN Energy Holdings Ltd	17,581,318

19,187,182	Fangda Special Steel Technology Co Ltd – Class A	24,094,748

1,919,000	Greenland Hong Kong Holdings Ltd	532,541

6,382,000	Guangdong Investment Ltd	8,863,184

1,076,000	Guangdong Tapai Group Co Ltd – Class A	1,717,240

338,922	Hangzhou Robam Appliances Co Ltd – Class A	1,871,978

293,000	Hebei Construction Group Corp Ltd – Class H	89,564

474,000	Hengan International Group Co Ltd	2,744,975

8,047,038	Hisense Home Appliances Group Co Ltd – Class A	15,876,829

313,000	Hisense Home Appliances Group Co Ltd – Class H	367,454

237,300	Hollysys Automation Technologies Ltd	4,662,945

10,248,000	Hua Han Health Industry Holdings Ltd * (b)	—

478,400	Huayu Automotive Systems Co Ltd – Class A	1,716,165

72,779,847	Industrial & Commercial Bank of China Ltd – Class H	40,529,235

5,323,937	Inner Mongolia Eerduosi Resources Co Ltd – Class A	29,908,975

86,000	Kingboard Laminates Holdings Ltd	169,116

47,113	Kweichow Moutai Co Ltd – Class A	11,366,961

2,252,000	KWG Group Holdings Ltd	2,370,892

343,608	Lao Feng Xiang Co Ltd – Class A	2,471,674

448,000	Lenovo Group Ltd	494,158

2,533,000	Logan Group Co Ltd	3,019,239

1,761,000	Longfor Group Holdings Ltd	7,620,403

3,075,000	Lonking Holdings Ltd	963,998

273,800	Lufax Holding Ltd ADR *	2,373,846

243,700	Midea Group Co Ltd – Class A	2,490,433

415,800	NetEase Inc	7,959,987

124,900	NetEase Inc ADR	12,167,758

1,032,000	PAX Global Technology Ltd	1,275,903

29,079,000	PICC Property & Casualty Co Ltd – Class H	26,290,677

816,883	Ping An Insurance Group Co of China Ltd – Class A	6,312,171

20,450,410	Postal Savings Bank of China Co Ltd – Class A	16,245,888

5,704,400	Qingling Motors Co Ltd – Class H	1,470,789

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

611,217	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	1,475,822

3,016,789	Shenzhen Investment Ltd	895,450

2,210,981	Shenzhen YUTO Packaging Technology Co Ltd – Class A	9,060,546

316,100	Shenzhou International Group Holdings Ltd	6,851,822

2,902,000	Shimao Group Holdings Ltd	5,996,456

440,000	Shougang Fushan Resources Group Ltd	141,234

3,273,000	Sinopec Engineering Group Co Ltd – Class H	1,734,247

1,787,000	Sinotruk Hong Kong Ltd	3,520,862

592,500	Sun Art Retail Group Ltd	359,457

137,000	Sunny Optical Technology Group Co Ltd	4,145,835

3,404,551	Suofeiya Home Collection Co Ltd – Class A	9,763,964

1,197,065	Tencent Holdings Ltd	73,934,063

129,000	Tencent Holdings Ltd ADR	7,954,140

334,351	Tsingtao Brewery Co Ltd – Class A	4,464,806

212,000	Tsingtao Brewery Co Ltd – Class H	1,734,676

11,504,340	Weifu High-Technology Group Co Ltd – Class A	41,231,290

1,638,000	Xinyi Glass Holdings Ltd	6,883,260

9,909,100	Yangzijiang Shipbuilding Holdings Ltd	12,066,593

40,800	Yum China Holdings Inc	2,511,648

2,620,722	Yuzhou Group Holdings Co Ltd	505,107

76,407	Zhejiang Supor Co Ltd – Class A	577,119

911,429	Zhejiang Weixing New Building Materials Co Ltd – Class A	2,785,397

7,585,386	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	15,327,262

904,500	Zhongsheng Group Holdings Ltd	7,562,522

	Total China	852,793,968

	Czech Republic — 0.3%

46,135	CEZ AS	1,454,266

12,916	Komercni Banka AS *	496,632

1,337,524	Moneta Money Bank AS *	5,430,648

895	Philip Morris CR AS	649,939

	Total Czech Republic	8,031,485

	Egypt — 0.0%

231,778	Commercial International Bank Egypt SAE *	681,894

437,196	Eastern Co SAE	327,309

124,412	ElSewedy Electric Co	68,780

548,103	Medinet Nasr Housing	107,541

	Total Egypt	1,185,524

	Hong Kong — 0.0%

1,003,500	WH Group Ltd (a)	870,402

	India — 5.0%

245,203	Asian Paints Ltd	10,736,945

Shares	Description	Value ($)

	India — continued

842,736	Axis Bank Ltd *	9,052,349

4,347	Clean Science & Technology Ltd *	90,712

11,567,064	Gayatri Projects Ltd *(c)	7,847,128

1,096,132	HCL Technologies Ltd	17,676,541

218,797	HDFC Bank Ltd	4,717,423

249,600	Hindustan Unilever Ltd	9,281,996

240,646	Housing Development Finance Corp Ltd	9,179,221

1,272,959	ICICI Bank Ltd	12,448,606

679,900	Infosys Ltd Sponsored ADR	16,195,218

2,862,048	Jai Balaji Industries Ltd *	2,275,026

1,261,207	Kiri Industries Ltd	8,573,566

1,532	Larsen & Toubro Infotech Ltd	111,773

233,954	Mindtree Ltd	11,598,740

56,292	Redington India Ltd	120,028

345,038	Tata Consultancy Services Ltd	17,915,404

297,682	Titan Co Ltd	7,813,687

	Total India	145,634,363

	Indonesia — 2.5%

11,820,100	Bank Central Asia Tbk PT	27,132,022

10,563,200	Bank Mandiri Persero Tbk PT	4,515,668

14,065,300	Bank Negara Indonesia Persero Tbk PT	5,314,772

16,446,000	Bank Pembangunan Daerah Jawa Timur Tbk PT	824,051

71,679,300	Bank Rakyat Indonesia Persero Tbk PT	19,712,161

18,757,900	Bukit Asam Tbk PT	2,773,975

5,308,491	Indo Tambangraya Megah Tbk PT	5,951,251

207,759,500	Panin Financial Tbk PT *	2,720,615

24,412,100	Ramayana Lestari Sentosa Tbk PT	1,093,973

10,425,100	Telkom Indonesia Persero Tbk PT	2,487,861

242,700	United Tractors Tbk PT	341,154

	Total Indonesia	72,867,503

	Kuwait — 2.0%

512,690	Alimtiaz Investment Group KSC *	211,427

107,645	Burgan Bank SAK	81,249

90,778	Gulf Cable & Electrical Industries Co KSCP	245,780

258,845	Humansoft Holding Co KSC	2,931,935

10,176,564	Kuwait Finance House KSCP	27,952,960

1,675,438	Kuwait Projects Holding KSCP	857,627

1,185,592	Mobile Telecommunications Co KSCP	2,406,988

7,319,530	National Bank of Kuwait SAKP	22,775,861

244,100	Qurain Petrochemical Industries Co	310,816

	Total Kuwait	57,774,643

	Mexico — 4.6%

83,000	Arca Continental SAB de CV	534,640

1,152,000	Banco del Bajio SA	2,195,706

3,435,700	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	4,009,799

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

13,500	Coca-Cola Femsa SAB de CV Sponsored ADR	781,650

347,200	Concentradora Fibra Danhos SA de CV (REIT)	431,839

1,431,700	Credito Real SAB de CV SOFOM ER *	1,089,244

155,600	El Puerto de Liverpool SAB de CV – Class C1	691,461

1,724,500	Fibra Uno Administracion SA de CV (REIT)	1,943,969

252,200	Fomento Economico Mexicano SAB de CV	2,191,368

56,300	Fomento Economico Mexicano SAB de CV Sponsored ADR	4,881,773

57,644	Grupo Aeroportuario del Centro Norte SAB de CV *	347,431

9,622,600	Grupo Financiero Banorte SAB de CV – Class O	63,516,634

477,400	Grupo Financiero Inbursa SAB de CV – Class O *	458,764

5,059,700	Grupo Mexico SAB de CV – Series B	23,459,434

120,800	Industrias Bachoco SAB de CV – Series B	439,136

181,400	Kimberly-Clark de Mexico SAB de CV – Class A	321,903

437,127	Qualitas Controladora SAB de CV	2,068,104

425,000	Regional SAB de CV	2,604,088

74,900	Ternium SA Sponsored ADR	4,073,062

478,821	Unifin Financiera SAB de CV SOFOM ENR *	679,466

4,718,900	Wal-Mart de Mexico SAB de CV	16,745,469

	Total Mexico	133,464,940

	Pakistan — 0.4%

426,620	Engro Corp Ltd	753,637

6,556,459	Engro Fertilizers Ltd	3,044,664

1,791,355	Fauji Fertilizer Co Ltd	1,140,776

5,366,129	Oil & Gas Development Co Ltd	2,989,747

834,516	Pakistan Oilfields Ltd	1,952,843

3,383,334	Pakistan Petroleum Ltd	1,659,589

1,092,534	United Bank Ltd	796,429

	Total Pakistan	12,337,685

	Peru — 0.2%

20,200	Credicorp Ltd *	2,153,926

64,400	Southern Copper Corp	4,030,796

	Total Peru	6,184,722

	Philippines — 0.4%

112,170	GT Capital Holdings Inc	1,215,898

349,070	Manila Electric Co	1,977,781

31,756,800	Megaworld Corp	1,798,647

17,018,000	Metro Pacific Investments Corp	1,315,996

111,500	Metropolitan Bank & Trust Co	101,261

1,813,800	Puregold Price Club Inc	1,520,376

205,650	Security Bank Corp	467,577

6,276,900	Semirara Mining & Power Corp	2,141,133

	Total Philippines	10,538,669

Shares	Description	Value ($)

	Poland — 0.1%

45,641	Budimex SA	3,527,561

16,334	Lubelski Wegiel Bogdanka SA *	109,305

	Total Poland	3,636,866

	Qatar — 0.7%

1,357,979	Doha Bank QPSC	1,073,982

195,018	Qatar Electricity & Water Co QSC	889,384

2,974,326	Qatar National Bank QPSC	15,654,346

1,062,466	Qatar National Cement Co QSC	1,461,206

	Total Qatar	19,078,918

	Russia — 14.7%

32,786,470	Alrosa PJSC	65,267,118

1,054,350	Detsky Mir PJSC	1,996,542

66,973	Etalon Group Plc GDR (Registered)	112,366

202,459	Evraz Plc	1,646,845

1,676,790,000	Federal Grid Co Unified Energy System PJSC	4,511,257

730,704	Fix Price Group Ltd GDR * (b)	6,821,122

720,971	Globaltrans Investment Plc Sponsored GDR (Registered)	5,929,568

108,496,300	Inter RAO UES PJSC	6,836,555

268,532	LSR Group PJSC	2,847,880

3	LSR Group PJSC GDR (Registered) (b)	6

12,666	LUKOIL PJSC Sponsored ADR	1,072,797

257,147	M.Video PJSC	2,193,080

17,214	Magnit PJSC	1,304,318

302,705	Magnit PJSC Sponsored GDR (Registered)	4,607,412

12,284,630	Magnitogorsk Iron & Steel Works PJSC	12,419,012

237,839	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	3,098,871

978,075	MMC Norilsk Nickel PJSC ADR	32,183,323

282,300	Mobile TeleSystems PJSC Sponsored ADR	2,647,974

9,396,257	Moscow Exchange MICEX-RTS PJSC	23,510,417

2,129,080	Novolipetsk Steel PJSC	7,178,525

1,180,150	Novolipetsk Steel PJSC GDR	39,411,767

16,998	PhosAgro PJSC GDR (Registered)	334,528

1,724,317	Polymetal International Plc	34,355,626

27,369	Polyus PJSC	4,938,383

205,578	Polyus PJSC GDR (Registered)	18,234,367

526,515	QIWI Plc Sponsored ADR (d)	5,033,483

13,148	QIWI Plc Sponsored ADR (d)	125,263

92,370	Raspadskaya OJSC	484,204

17,833	Ros Agro Plc GDR (Registered)	286,051

86,658,000	RusHydro PJSC	974,437

75,360	Safmar Financial Investment *	456,594

2,973,669	Sberbank of Russia PJSC Sponsored ADR	53,106,460

197,557	Severstal PJSC	4,637,678

853,306	Severstal PJSC GDR (Registered)	19,804,162

29,854,700	Surgutneftegas PJSC	13,777,561

4,762,114	Surgutneftegas PJSC Sponsored ADR	21,990,252

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

240,626	Tatneft PJSC Sponsored ADR	9,580,337

799	TCS Group Holding Plc GDR (Registered) (d)	70,914

47,455	TCS Group Holding Plc GDR (Registered) (d)	4,197,090

62,065,000	Unipro PJSC	2,387,159

252,414	X5 Retail Group NV GDR (Registered)	8,363,120

	Total Russia	428,734,424

	South Africa — 0.3%

592,803	Investec Ltd	2,528,632

44,073	Kumba Iron Ore Ltd (a)	1,979,288

625,280	Lewis Group Ltd	1,838,029

13,385,055	RMB Holdings Ltd	1,357,773

124,496	Wilson Bayly Holmes-Ovcon Ltd *	1,026,815

	Total South Africa	8,730,537

	South Korea — 6.2%

111,911	BNK Financial Group Inc	746,809

20,918	Coway Co Ltd	1,410,403

206,030	Daewoo Engineering & Construction Co Ltd *	1,303,055

8,598	Daou Data Corp	103,875

100,585	DB Insurance Co Ltd	5,085,544

6,299	DL Holdings Co Ltd	391,731

1,105,568	Dongwon Development Co Ltd	5,740,183

79,931	GS Engineering & Construction Corp	3,076,354

65,385	Hana Financial Group Inc	2,531,966

171,129	HDC Hyundai Development Co-Engineering & Construction	4,399,030

157,125	Hyundai Engineering & Construction Co Ltd	7,500,531

86,740	KB Financial Group Inc	3,945,806

21,349	Korea Asset In Trust Co Ltd	82,757

2,988	Korea Petrochemical Ind Co Ltd	594,629

377,502	KT&G Corp	26,550,375

15,947	Kumho Petrochemical Co Ltd (a)	2,666,213

37,810	LG Electronics Inc	4,617,797

2,157	LG Household & Health Care Ltd	2,717,403

3,231	Lotte Chemical Corp	694,901

6,325	POSCO	1,820,526

1,318,374	Samsung Electronics Co Ltd	87,036,717

7,195	Samsung Electronics Co Ltd GDR	11,747,512

42,790	Samsung Engineering Co Ltd *	822,156

3,312	Samsung SDS Co Ltd	491,616

85,066	Shinhan Financial Group Co Ltd	2,833,857

261,061	Woori Financial Group Inc	2,525,732

	Total South Korea	181,437,478

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c)	520,722

	Taiwan — 22.6%

206,000	Accton Technology Corp	2,087,058

Shares	Description	Value ($)

	Taiwan — continued

893,000	Acer Inc	810,454

76,532	Acter Group Corp Ltd	519,953

1,153,035	Advantech Co Ltd	16,054,276

104,000	Arcadyan Technology Corp	346,374

2,031,689	Asustek Computer Inc	23,717,501

452,000	Aten International Co Ltd	1,339,521

129,200	Aurora Corp	412,522

9,936,000	Catcher Technology Co Ltd	59,760,379

8,595,153	Cathay Financial Holding Co Ltd	18,458,766

2,798,808	Chailease Holding Co Ltd	26,849,557

205,000	Chicony Electronics Co Ltd	579,746

233,000	China Development Financial Holding Corp	119,078

752,000	China Life Insurance Co Ltd	782,560

746,000	Chong Hong Construction Co Ltd	2,143,553

893,000	Chunghwa Telecom Co Ltd	3,612,399

2,962,400	Coretronic Corp	5,971,624

12,565,720	CTBC Financial Holding Co Ltd	10,414,907

836,000	Delta Electronics Inc	8,143,432

706,000	Elan Microelectronics Corp	3,999,670

1,009,000	Elite Material Co Ltd	8,497,201

1,610,000	Farglory Land Development Co Ltd	3,699,564

55,000	Feng Hsin Steel Co Ltd	156,826

4,390,000	FLEXium Interconnect Inc *	18,321,744

440,000	Formosa Plastics Corp	1,624,637

2,502,075	Foxconn Technology Co Ltd	5,967,170

16,199,000	Fubon Financial Holding Co Ltd	49,618,127

492,000	Gigabyte Technology Co Ltd	1,551,879

2,540,000	Grand Pacific Petrochemical	2,781,641

15,988,532	Hon Hai Precision Industry Co Ltd	63,847,140

1,782,000	Huaku Development Co Ltd	5,659,958

1,439,806	IEI Integration Corp	2,410,711

80,900	Innodisk Corp	675,371

303,000	International Games System Co Ltd	7,243,587

300,000	Kung Long Batteries Industrial Co Ltd	1,498,524

15,000	Largan Precision Co Ltd	1,446,232

2,668,000	Lite-On Technology Corp	5,882,969

120,000	MediaTek Inc	3,891,267

162,000	Merry Electronics Co Ltd	562,086

2,067,000	Micro-Star International Co Ltd	9,697,996

71,000	Nan Liu Enterprise Co Ltd	329,833

798,000	Nan Ya Plastics Corp	2,578,776

538,000	Nantex Industry Co Ltd	2,084,287

753,810	Novatek Microelectronics Corp	12,164,678

410,000	Pegatron Corp	957,471

329,000	Phison Electronics Corp	5,042,252

169,000	Quanta Computer Inc	477,942

10,415,870	Radiant Opto-Electronics Corp	37,154,495

788,000	Shinkong Insurance Co Ltd	1,244,327

454,468	Simplo Technology Co Ltd	5,167,618

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

114,000	Sitronix Technology Corp	1,210,305

1,914,250	Syncmold Enterprise Corp	4,840,699

159,300	Tah Hsin Industrial Corp	366,469

3,570,000	Taiwan Cement Corp	6,233,185

8,139,000	Taiwan Semiconductor Manufacturing Co Ltd	178,530,765

27,710	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,297,767

31,000	TCI Co Ltd	301,208

261,000	Test Research Inc	531,678

978,000	Transcend Information Inc	2,444,346

1,093,160	Tripod Technology Corp	4,510,563

503,000	Uni-President Enterprises Corp	1,310,966

740,224	United Integrated Services Co Ltd	5,304,586

782,000	Universal Inc	1,445,005

117,000	Vanguard International Semiconductor Corp	622,343

148,000	Yulon Nissan Motor Co Ltd	1,355,530

323,000	Zeng Hsing Industrial Co Ltd	1,768,584

	Total Taiwan	662,433,638

	Thailand — 0.4%

243,100	AP Thailand Pcl (Foreign Registered)	63,310

700,700	CP ALL Pcl (Foreign Registered)	1,412,630

373,300	Kasikornbank Pcl (Foreign Registered)	1,421,159

3,621,300	Pruksa Holding Pcl (Foreign Registered)	1,482,562

183,300	Siam Cement Pcl (The) (Foreign Registered)	2,443,644

331,600	Siam Commercial Bank Pcl (The) (Foreign Registered)	1,093,945

868,500	SPCG Pcl	487,583

2,784,675	Supalai Pcl (Foreign Registered)	1,789,191

602,300	TTW Pcl (Foreign Registered)	222,337

	Total Thailand	10,416,361

	Turkey — 1.2%

2,244,921	Akbank TAS	1,593,385

2,594,657	Arcelik AS	10,033,825

24,560,699	Dogan Sirketler Grubu Holding AS	7,593,182

938,316	Enerjisa Enerji AS	1,252,866

1,881,846	Eregli Demir ve Celik Fabrikalari TAS	4,256,898

734,663	Koza Altin Isletmeleri AS *	9,136,442

454,544	Turkcell Iletisim Hizmetleri AS	898,809

2,436,826	Yapi ve Kredi Bankasi AS	772,331

	Total Turkey	35,537,738

	United Arab Emirates — 0.1%

162,097	Abu Dhabi Islamic Bank PJSC	248,819

1,538,011	Dubai Islamic Bank PJSC	2,134,360

146,864	Emirates NBD Bank PJSC	553,871

	Total United Arab Emirates	2,937,050

Shares	Description	Value ($)

	United Kingdom — 0.5%

270,001	Unilever Plc	15,033,627

	Vietnam — 0.2%

400,715	Hoa Phat Group JSC	866,991

101,800	Petrovietnam Fertilizer & Chemicals JSC	164,290

275,800	PetroVietnam Gas JSC	1,081,480

184,500	PetroVietnam Nhon Trach 2 Power JSC	166,755

1,826,100	PetroVietnam Technical Services Corp	2,075,489

325,800	Pha Lai Thermal Power JSC	353,800

284,500	Vietnam Dairy Products JSC	1,091,268

380,800	Vinh Hoan Corp	827,742

	Total Vietnam	6,627,815

	TOTAL COMMON STOCKS (COST $2,549,968,752)	2,705,220,881

	PREFERRED STOCKS (e) — 3.2%

	Colombia — 0.1%

24,246	Banco Davivienda SA	209,708

4,610,742	Grupo Aval Acciones y Valores SA	1,370,078

	Total Colombia	1,579,786

	Russia — 1.8%

232,210	Nizhnekamskneftekhim PJSC	379,450

97,834,200	Surgutneftegas PJSC	51,606,598

851	Transneft PJSC	1,835,450

	Total Russia	53,821,498

	South Korea — 1.2%

596,573	Samsung Electronics Co Ltd	36,370,948

	Taiwan — 0.1%

287,798	Chailease Holding Co Ltd	1,035,369

605,412	CTBC Financial Holding Co Ltd	1,358,553

	Total Taiwan	2,393,922

	TOTAL PREFERRED STOCKS (COST $79,563,815)	94,166,154

	INVESTMENT FUNDS — 1.2%

	United States — 1.2%

524,608	iShares Core MSCI Emerging Markets ETF	33,622,127

	TOTAL INVESTMENT FUNDS (COST $33,022,774)	33,622,127

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 2.2%

	United States — 2.2%

14,547,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.20%, due 01/31/22	14,555,426

49,100,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 04/30/23(f)	49,103,451

	Total United States	63,658,877

	TOTAL DEBT OBLIGATIONS (COST $63,665,504)	63,658,877

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

18,726,699	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (g)	18,726,699

	TOTAL SHORT-TERM INVESTMENTS (COST $18,726,699)	18,726,699

	TOTAL INVESTMENTS — 99.7% (Cost $2,744,947,544)	2,915,394,738

	Other Assets and Liabilities (net) — 0.3%	9,727,358

	TOTAL NET ASSETS — 100.0%	$2,925,122,096

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6,811	Mini MSCI Emerging Markets	September 2021	$442,442,560	$(16,182,826)

Sales
1,238	SGX Nifty 50	September 2021	$42,289,387	$(1,203,433)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	44,204,784	12/07/2021	At Maturity	$—	$2,121,883	$2,121,883

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Affiliated company (Note 10).

(d)	Securities are traded on separate exchanges for the same entity.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

16	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investments	4.0
Preferred Stocks	1.6
Futures Contracts	0.0 ^
Other	(1.8)

100.0%

Country/Region Summary¤	% of Investments
Japan	20.4%
United Kingdom	17.6
Germany	10.4
France	9.4
Netherlands	7.3
Switzerland	6.2
Spain	5.5
Italy	4.5
Singapore	4.0
Australia	3.4
Hong Kong	2.4
Portugal	2.1
Norway	1.7
Ireland	1.5
Belgium	1.4
Other Developed	1.2 ‡
Euro Region	1.0 §

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	13.6%
Banks	12.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Materials	10.4
Automobiles & Components	7.1
Telecommunication Services	6.6
Food, Beverage & Tobacco	6.2
Retailing	4.3
Consumer Durables & Apparel	3.9
Utilities	3.8
Insurance	3.2
Transportation	3.0
Diversified Financials	2.9
Food & Staples Retailing	2.4
Software & Services	2.0
Commercial & Professional Services	1.8
Technology Hardware & Equipment	1.7
Semiconductors & Semiconductor Equipment	1.5
Media & Entertainment	1.2
Energy	0.6
Household & Personal Products	0.3
Real Estate	0.1
Health Care Equipment & Services	0.1
Consumer Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

17

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Australia — 3.4%

1,278,178	Fortescue Metals Group Ltd	19,486,146

89,611	Pact Group Holdings Ltd	261,958

661,134	Rio Tinto Ltd	53,793,230

682,326	Sandfire Resources Ltd	3,214,791

	Total Australia	76,756,125

	Belgium — 1.3%

160,761	Ageas SA/NV	8,033,706

91,042	AGFA-Gevaert NV *	463,868

13,610	Bekaert SA	647,962

50,435	bpost SA *	487,486

26,607	Groupe Bruxelles Lambert SA	3,048,258

5,072	Solvay SA	663,878

149,961	UCB SA	17,156,881

	Total Belgium	30,502,039

	Denmark — 0.1%

9,627	Per Aarsleff Holding A/S	454,079

6,561	Schouw & Co A/S	711,632

	Total Denmark	1,165,711

	Finland — 0.7%

271,694	Kesko Oyj – B Shares	11,242,564

108,262	UPM-Kymmene Oyj	4,410,439

	Total Finland	15,653,003

	France — 9.3%

7,430	Alten SA	1,225,608

518,223	ArcelorMittal SA	17,381,190

836,740	BNP Paribas SA	53,007,360

4,073	Christian Dior SE	3,078,905

727,317	Cie de Saint-Gobain	52,725,347

31,740	CNP Assurances	543,862

1,205,708	Credit Agricole SA	17,402,846

163,048	Derichebourg SA *	1,929,897

42,941	Fnac Darty SA	2,925,394

24,176	IPSOS	1,171,793

22,479	Maisons du Monde SA	519,120

120,932	Metropole Television SA	2,575,190

264,580	Sanofi	27,420,704

44,641	Schneider Electric SE	7,975,850

13,871	SEB SA	2,183,460

10,660	Societe BIC SA	709,702

199,598	Societe Generale SA	6,282,169

41,000	STMicroelectronics NV – NY Shares	1,821,630

207,314	Television Francaise 1	2,081,053

128,976	TotalEnergies SE (a)	5,704,946

Shares	Description	Value ($)

	France — continued

14,633	TotalEnergies SE (a)	644,616

	Total France	209,310,642

	Germany — 8.6%

96,481	ADVA Optical Networking SE *	1,599,096

340,695	Bayerische Motoren Werke AG	32,338,340

516,675	CECONOMY AG *	2,421,499

654,988	Daimler AG (Registered)	55,251,349

430,195	Deutsche Post AG (Registered)	30,246,616

120,998	Dialog Semiconductor Plc *	9,617,588

97,076	HeidelbergCement AG	8,419,059

19,105	Henkel AG & Co KGaA	1,719,543

23,846	Hornbach Holding AG & Co KGaA	2,550,893

5,326	Indus Holding AG	214,885

170,389	Kloeckner & Co SE *	2,300,586

47,331	Merck KGaA	11,245,689

133,655	ProSiebenSat.1 Media SE	2,551,701

98,844	RTL Group SA	6,142,120

23,518	Salzgitter AG *	886,518

66,342	Traton SE	1,958,578

76,088	Volkswagen AG	25,458,449

	Total Germany	194,922,509

	Hong Kong — 2.3%

1,380,487	Champion (REIT)	786,012

711,712	Chow Tai Fook Jewellery Group Ltd *	1,439,787

251,000	CK Hutchison Holdings Ltd	1,829,816

608,400	Dah Sing Banking Group Ltd	585,077

357,269	Dah Sing Financial Holdings Ltd	1,111,483

3,995,207	Esprit Holdings Ltd *	410,506

6,247,585	IGG Inc	5,967,065

754,401	Johnson Electric Holdings Ltd	1,727,697

297,640	Kerry Logistics Network Ltd	945,821

442,326	Luk Fook Holdings International Ltd	1,228,076

1,232,331	Pacific Textiles Holdings Ltd	657,320

1,301,023	Shun Tak Holdings Ltd *	372,818

1,160,026	SmarTone Telecommunications Holdings Ltd	653,546

331,288	Television Broadcasts Ltd *	281,297

1,016,000	VSTECS Holdings Ltd	955,621

341,700	VTech Holdings Ltd	3,319,035

34,808,515	WH Group Ltd	30,191,724

198,000	Xinyi Glass Holdings Ltd	832,042

	Total Hong Kong	53,294,743

	Ireland — 1.5%

493,022	Bank of Ireland Group Plc *	3,085,958

62,176	CRH Plc	3,293,832

345,652	CRH Plc Sponsored ADR	18,361,034

49,041	Kingspan Group Plc	5,600,242

46,939	Smurfit Kappa Group Plc	2,690,348

	Total Ireland	33,031,414

18	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — 4.5%

837,925	A2A SPA	1,840,888

507,872	Anima Holding SPA	2,619,557

198,971	Banca Mediolanum SPA	2,065,678

773,431	Banco BPM SPA	2,564,973

13,397	Buzzi Unicem SPA	355,654

378,900	CNH Industrial NV (a)	6,248,061

130,278	CNH Industrial NV (a)	2,153,604

81,622	De’ Longhi SPA	3,693,972

1,282,703	Enel SPA	11,685,986

149,647	Esprinet SPA	2,860,061

340,064	EXOR NV	28,372,704

284,773	Italgas SPA	1,887,931

36,751	La Doria SPA	791,071

417,886	Mediobanca Banca di Credito Finanziario SPA*	4,926,253

714,000	Poste Italiane SPA	9,680,366

409,296	Snam SPA	2,420,005

15,085,688	Telecom Italia SPA	6,834,862

8,870,187	Telecom Italia SPA – RSP	4,285,464

140,440	Unieuro SPA	3,669,584

406,156	Unipol Gruppo SPA	2,408,949

	Total Italy	101,365,623

	Japan — 20.2%

39,200	Advantest Corp	3,377,143

43,100	Aisin Corp	1,645,193

63,520	AOKI Holdings Inc	361,115

1,793,415	Asahi Kasei Corp	18,490,246

1,629,084	Astellas Pharma Inc	27,449,918

492,096	Brother Industries Ltd	10,098,587

93,700	Canon Inc	2,229,322

39,584	Cawachi Ltd	825,927

45,800	Daiwa House Industry Co Ltd	1,396,613

345,890	Daiwabo Holdings Co Ltd	6,571,909

70,674	Dexerials Corp	1,380,294

53,748	Doutor Nichires Holdings Co Ltd	799,821

32,743	Fuji Electric Co Ltd	1,416,503

4,754	FUJIFILM Holdings Corp	391,217

220,032	Fujitsu Ltd	40,504,999

20,606	Fuyo General Lease Co Ltd	1,422,713

90,436	Geo Holdings Corp	977,657

17,653	Gunze Ltd	714,828

539,304	Hitachi Ltd	29,805,445

67,300	Iida Group Holdings Co Ltd	1,708,555

177,600	Inpex Corp	1,220,270

1,679,654	ITOCHU Corp	50,525,872

248,860	Japan Post Insurance Co Ltd	4,519,317

175,604	Japan Tobacco Inc	3,407,171

32,058	K’s Holdings Corp	350,417

112,900	Kajima Corp	1,458,697

Shares	Description	Value ($)

	Japan — continued

127,444	Kanematsu Corp	1,638,988

1,624,996	KDDI Corp	49,668,617

8,481	Kohnan Shoji Co Ltd	279,606

41,993	Komeri Co Ltd	962,911

404,300	Konica Minolta Inc	2,051,865

877,200	Marubeni Corp	6,979,277

110,757	MCJ Co Ltd	1,234,134

208,778	Mitsubishi Chemical Holdings Corp	1,833,083

30,550	Mitsubishi Gas Chemical Co Inc	575,643

3,953,618	Mitsubishi UFJ Financial Group Inc	21,450,119

622,938	Mitsui & Co Ltd	13,739,259

8,000	Mitsui OSK Lines Ltd	616,612

39,684	Modec Inc	584,761

145,933	NEC Networks & System Integration Corp	2,781,781

97,226	Nichias Corp	2,578,610

79,245	Nippo Corp	2,328,602

59,031	Nippon Signal Co Ltd	497,327

35,800	Nippon Steel Corp	731,684

1,948,795	Nippon Telegraph & Telephone Corp	51,921,321

143,900	Obayashi Corp	1,184,064

85,066	Okinawa Electric Power Co (The)	1,105,657

473,286	Panasonic Corp	5,658,166

82,324	Press Kogyo Co Ltd	258,745

63,319	Prima Meat Packers Ltd	1,715,269

579,410	Renesas Electronics Corp *	6,204,262

115,000	Ricoh Co Ltd	1,170,166

29,783	San-A Co Ltd	1,095,804

48,400	Seiko Epson Corp	901,439

65,495	Seiko Holdings Corp	1,299,824

254,312	Sekisui Chemical Co Ltd	4,352,346

151,000	Sekisui House Ltd	3,008,403

1,450,509	Sojitz Corp	4,258,624

5,299,241	Sumitomo Chemical Co Ltd	26,865,118

56,838	T-Gaia Corp	1,015,749

26,977	Tokyo Seimitsu Co Ltd	1,178,387

130,975	Tokyu Construction Co Ltd	892,822

61,228	Towa Pharmaceutical Co Ltd	1,641,329

252,855	Toyota Tsusho Corp	11,180,724

24,269	TPR Co Ltd	327,647

162,354	TS Tech Co Ltd	2,199,113

93,769	Valor Holdings Co Ltd	2,093,481

20,256	Warabeya Nichiyo Holdings Co Ltd	443,246

21,608	Yahagi Construction Co Ltd	144,086

	Total Japan	455,698,420

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (b)	—

	Netherlands — 7.2%

28,824	ASM International NV	11,183,500

See accompanying notes to the financial statements.	19

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

285,595	ASR Nederland NV	13,050,204

780,173	ING Groep NV	10,762,000

1,112,953	Koninklijke Ahold Delhaize NV	37,548,193

181,906	NN Group NV	9,435,963

3,424,004	PostNL NV	17,917,457

416,683	Randstad NV	30,687,102

441,203	Signify NV	24,717,387

326,091	Stellantis NV	6,536,719

	Total Netherlands	161,838,525

	Norway — 1.7%

80,239	Aker Solutions ASA *	148,390

69,297	Bank Norwegian ASA	819,428

515,649	BW LPG Ltd	2,745,585

179,531	DNB Bank ASA	3,789,314

247,146	Europris ASA	1,746,379

3,347,788	Norsk Hydro ASA	23,110,586

726,405	Orkla ASA	6,488,526

	Total Norway	38,848,208

	Portugal — 2.1%

194,407	Altri SGPS SA	1,294,169

20,928,065	Banco Comercial Portugues SA – Class R *	3,237,093

252,554	CTT-Correios de Portugal SA	1,370,330

6,776,781	EDP – Energias de Portugal SA	37,201,437

187,890	Galp Energia SGPS SA	1,921,911

2,055	Greenvolt-Energias Renovaveis SA *	12,957

557,576	REN – Redes Energeticas Nacionais SGPS SA	1,633,049

518,666	Sonae SGPS SA	564,756

	Total Portugal	47,235,702

	Singapore — 3.9%

2,058,025	DBS Group Holdings Ltd	45,632,740

247,687	Jardine Cycle & Carriage Ltd	3,571,058

314,900	Keppel Corp Ltd	1,213,958

1,305,000	Sembcorp Industries Ltd	1,868,117

80,075	Venture Corp Ltd	1,138,130

5,956,239	Wilmar International Ltd	18,291,606

14,058,422	Yangzijiang Shipbuilding Holdings Ltd	17,119,340

	Total Singapore	88,834,949

	Spain — 5.5%

289,074	Acerinox SA	3,939,782

46,221	ACS Actividades de Construccion y Servicios SA	1,247,791

5,224,462	Banco Bilbao Vizcaya Argentaria SA *	34,194,061

3,065,248	Banco de Sabadell SA *	2,185,231

14,130,287	Banco Santander SA *	52,101,949

66,936	Cia de Distribucion Integral Logista Holdings SA	1,453,184

Shares	Description	Value ($)

	Spain — continued

53,972	Ebro Foods SA	1,083,805

12,544	Grupo Catalana Occidente SA	475,075

1,863,843	Iberdrola SA	23,095,749

318,657	Mediaset Espana Comunicacion SA *	1,943,889

1,699,555	Unicaja Banco SA	1,568,053

	Total Spain	123,288,569

	Sweden — 0.4%

23,233	JM AB	900,065

182,071	Skanska AB – B Shares	5,248,750

539,986	SSAB AB – A Shares *	2,948,048

	Total Sweden	9,096,863

	Switzerland — 6.1%

95,520	Adecco Group AG (Registered)	5,313,524

44,851	Ascom Holding AG (Registered) *	712,438

823	dormakaba Holding AG	593,981

1,472	Kardex Holding AG (Registered)	393,619

486,821	Novartis AG (Registered)	45,026,496

27,900	Novartis AG Sponsored ADR	2,577,681

206,512	Roche Holding AG – Genusschein	82,925,903

3,995	Zehnder Group AG – Class RG	431,935

	Total Switzerland	137,975,577

	United Kingdom — 17.4%

863,250	3i Group Plc	15,876,104

170,195	Anglo American Plc	7,188,271

1,689,748	Aviva Plc	9,391,811

509,169	Barclays Plc	1,290,952

207,500	Barclays Plc Sponsored ADR	2,126,875

2,393,671	Barratt Developments Plc	24,347,469

141,555	Bellway Plc	6,860,307

18,933	Berkeley Group Holdings Plc (The)	1,257,617

1,059,142	British American Tobacco Plc	39,731,972

430,758	British American Tobacco Plc Sponsored ADR	16,235,269

13,375,389	BT Group Plc *	31,266,364

213,190	Coca-Cola HBC AG *	7,716,392

207,521	Electrocomponents Plc	3,036,776

216,832	Ferguson Plc	31,340,508

1,213,937	Ferrexpo Plc	6,362,429

1,871,967	Firstgroup Plc *	2,323,565

233,017	Galliford Try Holdings Plc	544,874

1,468,120	GlaxoSmithKline Plc	29,532,121

94,503	Grafton Group Plc	1,816,041

103,137	Halfords Group Plc	516,154

231,884	IG Group Holdings Plc	2,986,043

77,089	Imperial Brands Plc	1,634,810

88,807	Inchcape Plc	1,123,163

393,221	ITV Plc *	626,709

861,960	JD Sports Fashion Plc	11,969,388

20	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

40,985	Johnson Matthey Plc	1,656,974

4,405,011	Kingfisher Plc	21,210,220

3,532,639	Legal & General Group Plc	13,122,454

197,108	M&G Plc	558,338

292,107	Next Plc	31,766,920

629,949	Persimmon Plc	25,494,945

623,269	Pets at Home Group Plc	4,291,948

230,080	Plus500 Ltd	4,730,075

244,772	QinetiQ Group Plc	1,162,883

110,213	Reach Plc	620,219

1,702,332	Royal Mail Plc	11,594,154

23,131	Savills Plc	434,630

38,026	Schroders Plc	1,976,982

385,599	Spirent Communications Plc	1,579,249

901,793	Tate & Lyle Plc	8,758,320

37,986	Travis Perkins Plc *	941,094

254,152	Vesuvius Plc	1,964,185

24,532	Vistry Group Plc	408,597

233,907	WPP Plc	3,171,509

	Total United Kingdom	392,545,680

	TOTAL COMMON STOCKS (COST $1,999,910,840)	2,171,364,302

	PREFERRED STOCKS (c) — 1.6%

	Germany — 1.6%

71,098	Bayerische Motoren Werke AG	5,952,175

7,455	Draegerwerk AG & Co KGaA	629,592

49,148	Henkel AG & Co KGaA	4,801,912

108,783	Volkswagen AG	25,874,530

	Total Germany	37,258,209

	TOTAL PREFERRED STOCKS (COST $32,369,144)	37,258,209

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.0%

	Money Market Funds — 0.2%

3,951,614	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	3,951,614

	U.S. Government — 3.8%

17,400,000	U.S. Treasury Bill, 0.06%, due 05/19/22 (e)	17,393,088

23,300,000	U.S. Treasury Bill, 0.06%, due 06/16/22 (e)	23,288,257

44,900,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (e)	44,875,170

	Total U.S. Government	85,556,515

	TOTAL SHORT-TERM INVESTMENTS (COST $89,506,279)	89,508,129

	TOTAL INVESTMENTS — 101.8% (Cost $2,121,786,263)	2,298,130,640

	Other Assets and Liabilities (net) — (1.8%)	(40,407,839)

	TOTAL NET ASSETS — 100.0%	$2,257,722,801

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 193	MSCI EAFE	September 2021	$22,691,975	$(79,325)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	21

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investments	2.7
Other	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	21.9%
Materials	10.0
Diversified Financials	9.5
Technology Hardware & Equipment	7.5
Food, Beverage & Tobacco	6.7
Banks	5.7
Commercial & Professional Services	5.2
Automobiles & Components	5.1
Semiconductors & Semiconductor Equipment	5.1
Consumer Durables & Apparel	4.7
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.1
Telecommunication Services	2.8
Real Estate	2.6
Media & Entertainment	2.4
Transportation	2.2
Retailing	2.0

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

22

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automobiles & Components — 5.0%

157,600	Honda Motor Co Ltd	4,770,018

43,000	Toyota Industries Corp	3,630,517

	Total Automobiles & Components	8,400,535

	Banks — 5.6%

1,112,600	Mitsubishi UFJ Financial Group Inc	6,036,345

101,600	Sumitomo Mitsui Trust Holdings Inc	3,318,581

	Total Banks	9,354,926

	Capital Goods — 21.3%

358,600	Amada Co Ltd	3,635,190

76,200	Ebara Corp	3,787,672

196,900	Fuji Corp	5,097,141

330,200	Hazama Ando Corp	2,462,895

109,900	Hitachi Ltd	6,073,789

185,200	Kyowa Exeo Corp	4,647,552

132,600	Kyudenko Corp	4,767,900

458,400	Penta-Ocean Construction Co Ltd	2,909,454

158,500	Takuma Co Ltd	2,388,483

	Total Capital Goods	35,770,076

	Commercial & Professional Services — 5.1%

53,700	Secom Co Ltd	4,072,218

262,000	Toppan Inc	4,497,764

	Total Commercial & Professional Services	8,569,982

	Consumer Durables & Apparel — 4.5%

240,000	Haseko Corp	3,319,215

33,000	Sega Sammy Holdings Inc	445,091

199,500	Sumitomo Forestry Co Ltd	3,892,884

	Total Consumer Durables & Apparel	7,657,190

	Diversified Financials — 9.3%

78,000	JAFCO Group Co Ltd	4,710,780

357,100	ORIX Corp	6,662,583

88,700	Zenkoku Hosho Co Ltd	4,219,273

	Total Diversified Financials	15,592,636

	Food, Beverage & Tobacco — 6.5%

114,900	Morinaga & Co Ltd	4,029,590

99,300	NH Foods Ltd	3,853,156

241,800	Takara Holdings Inc	3,133,748

	Total Food, Beverage & Tobacco	11,016,494

	Insurance — 3.0%

155,600	MS&AD Insurance Group Holdings Inc	5,036,596

Shares	Description	Value ($)

	Materials — 9.7%

122,300	Denka Co Ltd	4,286,647

134,700	Maruichi Steel Tube Ltd	3,311,873

289,500	Teijin Ltd	4,163,842

254,400	Tosoh Corp	4,617,464

	Total Materials	16,379,826

	Media & Entertainment — 2.3%

86,200	Kadokawa Corp	3,953,204

	Pharmaceuticals, Biotechnology & Life Sciences — 3.4%

18,300	Sawai Group Holdings Co Ltd	827,021

141,300	Tsumura & Co	4,858,376

	Total Pharmaceuticals, Biotechnology & Life Sciences	5,685,397

	Real Estate — 2.5%

278,000	Aeon Mall Co Ltd	4,233,694

	Retailing — 2.0%

303,900	K’s Holdings Corp	3,321,842

	Semiconductors & Semiconductor Equipment — 4.9%

36,800	Rohm Co Ltd	3,537,838

108,300	Tokyo Seimitsu Co Ltd	4,730,670

	Total Semiconductors & Semiconductor Equipment	8,268,508

	Technology Hardware & Equipment — 7.3%

146,000	Amano Corp	3,706,233

290,100	Daiwabo Holdings Co Ltd	5,511,899

42,600	Horiba Ltd	3,044,434

	Total Technology Hardware & Equipment	12,262,566

	Telecommunication Services — 2.7%

150,700	KDDI Corp	4,606,202

	Transportation — 2.1%

75,700	Sankyu Inc	3,522,821

	TOTAL COMMON STOCKS (COST $144,314,485)	163,632,495

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 2.7%

4,584,919	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	4,584,919

	TOTAL SHORT-TERM INVESTMENTS (COST $4,584,919)	4,584,919

See accompanying notes to the financial statements.	23

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	TOTAL INVESTMENTS — 99.9% (Cost $148,899,404)	168,217,414

	Other Assets and Liabilities (net) — 0.1%	92,115

	TOTAL NET ASSETS — 100.0%	$168,309,529

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

24	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.3%
Preferred Stocks	2.9
Mutual Funds	0.5
Short-Term Investments	0.2
Other	0.1

100.0%

Country/Region Summary¤	% of Investments
United States	47.9%
United Kingdom	11.3
France	8.5
Mexico	6.2
Canada	5.2
Russia	4.6
Spain	4.4
Brazil	2.9
Ireland	2.7
Finland	2.5
Germany	2.2
China	1.6

100.0%

Industry Group Summary	% of Equity Investments#
Consumer Durables & Apparel	15.1%
Energy	14.8
Consumer Services	10.3
Materials	10.0
Diversified Financials	8.5
Capital Goods	6.1
Banks	6.0
Transportation	5.7
Food, Beverage & Tobacco	5.0
Software & Services	4.1
Technology Hardware & Equipment	3.3
Automobiles & Components	2.6
Insurance	2.4
Retailing	2.3
Household & Personal Products	2.2
Media & Entertainment	1.6

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

25

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Canada — 5.2%

74,734	Brookfield Asset Management Inc – Class A	4,151,474

53,055	Nutrien Ltd	3,219,908

	Total Canada	7,371,382

	China — 1.6%

37,002	Tencent Holdings Ltd	2,285,346

	Finland — 2.5%

57,084	Neste Oyj	3,477,096

	France — 8.5%

4,067	Kering SA	3,239,449

5,187	LVMH Moet Hennessy Louis Vuitton SE	3,842,582

38,923	Safran SA	4,882,719

	Total France	11,964,750

	Germany — 2.2%

25,947	Beiersdorf AG	3,149,034

	Ireland — 2.7%

202,900	Ryanair Holdings Plc *	3,795,537

	Mexico — 6.1%

436,044	Fomento Economico Mexicano SAB de CV	3,788,789

1,055,718	Grupo Mexico SAB de CV – Series B	4,894,865

	Total Mexico	8,683,654

	Russia — 4.6%

33,831	LUKOIL PJSC Sponsored ADR	2,865,451

15,375	Novatek PJSC Sponsored GDR (Registered)	3,644,086

	Total Russia	6,509,537

	Spain — 4.3%

48,424	Amadeus IT Group SA *	2,957,635

93,162	Industria de Diseno Textil SA	3,182,545

	Total Spain	6,140,180

	United Kingdom — 11.3%

52,767	Berkeley Group Holdings Plc (The)	3,505,027

237,381	Compass Group Plc *	4,904,280

97,206	Persimmon Plc	3,934,067

185,453	Royal Dutch Shell Plc – B Shares	3,649,271

	Total United Kingdom	15,992,645

	United States — 47.3%

25,415	American Express Co.	4,217,873

1,568	Booking Holdings, Inc. *	3,605,882

85,193	BorgWarner, Inc.	3,636,037

Shares	Description	Value ($)

	United States — continued

26,158	Chevron Corp.	2,531,310

58,002	Coca-Cola Co. (The)	3,266,093

53,599	EOG Resources, Inc.	3,619,004

17,249	Global Payments, Inc.	2,805,377

30,157	Green Plains, Inc. *	1,058,511

30,787	Hasbro, Inc.	3,026,670

28,993	Hilton Worldwide Holdings, Inc. *	3,620,066

29,319	Intercontinental Exchange, Inc.	3,504,500

50,952	Las Vegas Sands Corp. *	2,272,969

87,337	Lyft, Inc. – Class A *	4,158,115

2,707	Markel Corp. *	3,438,567

42,880	Raytheon Technologies Corp.	3,634,509

78,657	Sensata Technologies Holding Plc *	4,654,921

80,662	US Bancorp	4,629,192

90,412	Verso Corp. – Class A	1,722,349

48,022	VF Corp.	3,672,242

84,633	Wells Fargo & Co.	3,867,728

	Total United States	66,941,915

	TOTAL COMMON STOCKS (COST $102,929,531)	136,311,076

	PREFERRED STOCKS (a) — 2.9%

	Brazil — 2.9%

340,560	Bradespar SA	4,159,195

	TOTAL PREFERRED STOCKS (COST $2,188,872)	4,159,195

	MUTUAL FUNDS — 0.5%

	United States — 0.5%

	Affiliated Issuers — 0.5%

125,645	GMO U.S. Treasury Fund	633,249

	TOTAL MUTUAL FUNDS (COST $633,249)	633,249

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

284,469	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	284,469

	TOTAL SHORT-TERM INVESTMENTS (COST $284,469)	284,469

	TOTAL INVESTMENTS — 99.9% (Cost $106,036,121)	141,387,989

	Other Assets and Liabilities (net) — 0.1%	149,919

	TOTAL NET ASSETS — 100.0%	$141,537,908

26	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	27

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.8%
Short-Term Investments	3.0
Mutual Funds	0.1
Other	0.1

100.0%

Country/Region Summary¤	% of Investments
United States	82.9%
United Kingdom	3.9
Switzerland	3.4
Taiwan	3.4
France	3.2
Germany	3.2

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	22.9%
Health Care Equipment & Services	14.5
Semiconductors & Semiconductor Equipment	9.8
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Media & Entertainment	8.5
Banks	6.9
Technology Hardware & Equipment	6.8
Capital Goods	5.9
Food, Beverage & Tobacco	5.7
Retailing	2.6
Household & Personal Products	2.0
Consumer Services	1.9
Diversified Financials	1.9
Consumer Durables & Apparel	1.0
Transportation	0.8

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

28

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Banks — 6.7%

5,888,732	US Bancorp	337,954,330

6,025,513	Wells Fargo & Co.	275,365,944

	Total Banks	613,320,274

	Capital Goods — 5.7%

612,265	3M Co.	119,232,486

624,613	Knorr-Bremse AG	75,000,939

1,418,642	Otis Worldwide Corp.	130,827,165

1,603,238	Safran SA	201,119,138

	Total Capital Goods	526,179,728

	Consumer Durables & Apparel — 1.0%

120,049	LVMH Moet Hennessy Louis Vuitton SE	88,933,507

	Consumer Services — 1.9%

8,331,828	Compass Group Plc *	172,135,162

	Diversified Financials — 1.8%

994,127	American Express Co.	164,985,317

	Food, Beverage & Tobacco — 5.5%

5,956,290	Coca-Cola Co. (The)	335,398,690

388,820	Constellation Brands, Inc. – Class A	82,095,455

725,815	Nestle SA (Registered)	91,662,260

	Total Food, Beverage & Tobacco	509,156,405

	Health Care Equipment & Services — 14.1%

1,083,757	Abbott Laboratories	136,954,372

661,213	Anthem, Inc.	248,040,833

436,196	Cigna Corp.	92,320,883

1,965,708	Medtronic Plc	262,382,704

978,332	Quest Diagnostics, Inc.	149,518,480

973,902	UnitedHealth Group, Inc.	405,406,185

	Total Health Care Equipment & Services	1,294,623,457

	Household & Personal Products — 1.9%

2,943,099	Unilever Plc (a)	163,871,439

209,571	Unilever Plc (a)	11,664,143

	Total Household & Personal Products	175,535,582

	Media & Entertainment — 8.2%

107,460	Alphabet, Inc. – Class A *	310,983,867

60,870	Alphabet, Inc. – Class C *	177,085,439

707,188	Facebook, Inc. – Class A *	268,292,983

	Total Media & Entertainment	756,362,289

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 8.5%

592,241	Eli Lilly & Co.	152,969,928

1,536,616	Johnson & Johnson	266,034,328

1,952,069	Merck & Co., Inc.	148,923,344

188,176	Organon & Co.	6,377,285

531,751	Roche Holding AG – Genusschein	213,527,213

	Total Pharmaceuticals, Biotechnology & Life Sciences	787,832,098

	Retailing — 2.6%

3,239,735	TJX Cos, Inc. (The)	235,593,529

	Semiconductors & Semiconductor Equipment — 9.5%

205,338	KLA Corp.	69,806,706

434,778	Lam Research Corp.	262,962,430

13,753,790	Taiwan Semiconductor Manufacturing Co Ltd	301,692,426

1,255,549	Texas Instruments, Inc.	239,696,860

	Total Semiconductors & Semiconductor Equipment	874,158,422

	Software & Services — 22.1%

1,126,095	Accenture Plc – Class A	378,998,533

250,580	Adobe, Inc. *	166,309,946

463,876	Global Payments, Inc.	75,444,793

1,978,180	Microsoft Corp.	597,172,978

4,063,203	Oracle Corp.	362,153,283

487,276	salesforce.com, Inc. *	129,259,705

1,376,467	SAP SE	206,759,037

529,834	Visa, Inc. – Class A	121,384,969

	Total Software & Services	2,037,483,244

	Technology Hardware & Equipment — 6.6%

2,559,841	Apple, Inc.	388,660,659

3,743,742	Cisco Systems, Inc.	220,955,653

	Total Technology Hardware & Equipment	609,616,312

	Transportation — 0.7%

1,436,309	Lyft, Inc. – Class A *	68,382,672

	TOTAL COMMON STOCKS (COST $4,721,771,015)	8,914,297,998

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,950,587	GMO U.S. Treasury Fund	9,830,961

	TOTAL MUTUAL FUNDS (COST $9,752,901)	9,830,961

See accompanying notes to the financial statements.	29

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.0%

	Money Market Funds — 0.2%

17,806,072	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	17,806,072

	U.S. Government — 2.8%

400,000	U.S. Treasury Bill, 0.06%, due 05/19/22 (c)	399,841

107,600,000	U.S. Treasury Bill, 0.06%, due 06/16/22 (c)	107,545,770

149,200,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (c)	149,117,492

	Total U.S. Government	257,063,103

	TOTAL SHORT-TERM INVESTMENTS (COST $274,862,194)	274,869,175

	TOTAL INVESTMENTS — 99.9% (Cost $5,006,386,110)	9,198,998,134

	Other Assets and Liabilities (net) — 0.1%	8,293,205

	TOTAL NET ASSETS — 100.0%	$9,207,291,339

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

30	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	88.6%
Preferred Stocks	9.5
Short-Term Investments	1.7
Rights/Warrants	0.0 ^
Other	0.2

100.0%

Country/Region Summary¤	% of Equity Investments
United States	27.4%
United Kingdom	13.8
Russia	10.4
Brazil	9.0
Canada	7.9
Australia	5.5
Other Emerging	4.0 †
Mexico	3.0
China	3.0
India	2.7
Other Developed	2.6 ‡
Norway	2.1
Japan	2.0
South Africa	1.7
Chile	1.7
France	1.6
Austria	1.6

100.0%

Industry Group Summary	% of Equity Investments#
Energy	51.6%
Industrial Metals	35.6
Agriculture	11.6
Water	1.2
Cash/Other	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

31

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.6%

	Argentina — 0.9%

1,595,654	Adecoagro SA *	14,919,365

	Australia — 5.4%

6,621,392	Beach Energy Ltd	5,044,690

735,000	Clean TeQ Water Ltd *	384,448

2,158,856	Fortescue Metals Group Ltd	32,912,304

6,000,172	Jupiter Mines Ltd	1,116,503

556,246	Mineral Resources Ltd	22,127,285

7,971,535	Perenti Global Ltd	5,067,329

2,612,744	Sandfire Resources Ltd	12,309,988

1,470,000	Sunrise Energy Metals Ltd *	1,941,774

476,888	Tassal Group Ltd (a)	1,245,937

4,533,929	Western Areas Ltd	10,172,241

	Total Australia	92,322,499

	Austria — 1.5%

468,910	OMV AG	25,973,267

	Brazil — 3.3%

1,096,400	Enauta Participacoes SA	2,907,025

7,449,300	Petroleo Brasileiro SA	40,222,878

2,089,557	Sao Martinho SA	12,988,002

	Total Brazil	56,117,905

	Canada — 7.8%

822,600	Anaergia Inc *	15,093,877

782,555	Canadian Solar Inc * (a)	28,931,059

343,900	Enerflex Ltd	2,090,685

552,800	Enerplus Corp	3,272,576

685,000	First Quantum Minerals Ltd	14,268,458

1,617,600	Greenlane Renewables Inc *	1,871,911

5,759,800	Ivanhoe Mines Ltd – Class A * (a)	46,474,667

1,561,688	Largo Resources Ltd *(a)	21,550,341

	Total Canada	133,553,574

	China — 2.9%

8,248,000	China High Speed Transmission Equipment Group Co Ltd *	5,966,183

4,648,000	China Water Affairs Group Ltd (a)	4,635,778

22,662,000	CNOOC Ltd	22,495,665

346,212	Sungrow Power Supply Co Ltd – Class A	8,420,414

4,690,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H (a)	8,992,306

	Total China	50,510,346

	Denmark — 0.4%

184,793	Vestas Wind Systems A/S	7,456,548

Shares	Description	Value ($)

	Finland — 0.6%

175,763	Kemira Oyj	2,968,112

122,765	Neste Oyj	7,477,853

	Total Finland	10,445,965

	France — 1.6%

147,188	Technip Energies NV *	1,926,942

491,272	TotalEnergies SE	21,730,245

58,741	Vilmorin & Cie SA	3,801,870

	Total France	27,459,057

	Hungary — 0.9%

1,942,578	MOL Hungarian Oil & Gas Plc	15,927,228

	India — 2.6%

10,518,370	Oil & Natural Gas Corp Ltd	17,284,970

2,275,962	Oil India Ltd	5,591,249

5,297,132	Vedanta Ltd	21,910,141

	Total India	44,786,360

	Israel — 0.5%

24,377	Delek Group Ltd *	1,356,190

79,215	Equital Ltd *	2,193,807

16,178	Israel Corp Ltd (The) *	4,911,324

119,107	Naphtha Israel Petroleum Corp Ltd *	546,870

	Total Israel	9,008,191

	Japan — 2.0%

234,100	Ebara Corp	11,636,405

1,843,700	Inpex Corp	12,667,862

155,800	Japan Petroleum Exploration Co Ltd	2,680,307

145,900	Mitsubishi Materials Corp	2,990,786

67,400	Nittetsu Mining Co Ltd	4,083,702

	Total Japan	34,059,062

	Mexico — 3.0%

11,008,240	Grupo Mexico SAB de CV – Series B	51,039,997

	Norway — 2.1%

1,349,409	Austevoll Seafood ASA	17,330,526

4,133,611	DNO ASA *	3,748,755

681,181	Equinor ASA	14,437,039

	Total Norway	35,516,320

	Pakistan — 0.2%

4,184,258	Fauji Fertilizer Co Ltd	2,664,631

575,177	Pakistan Oilfields Ltd	1,345,967

	Total Pakistan	4,010,598

32	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.7%

7,472,016	Polskie Gornictwo Naftowe i Gazownictwo SA	12,289,219

	Russia — 7.9%

3,525,924	Gazprom Neft PJSC	20,506,156

318,030	LUKOIL PJSC Sponsored ADR	26,936,814

430,229	MMC Norilsk Nickel PJSC ADR	14,156,582

113,392	Novatek PJSC Sponsored GDR (Registered)	26,875,463

1,082,550	PhosAgro PJSC GDR (Registered)	21,305,079

601,778	Ros Agro Plc GDR (Registered)	9,652,837

2,440,627	Tatneft PJSC	16,136,355

	Total Russia	135,569,286

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a) (b)	—

	South Africa — 1.7%

470,330	African Rainbow Minerals Ltd	8,381,996

716,766	Impala Platinum Holdings Ltd	10,981,355

2,410,120	Sibanye Stillwater Ltd	9,843,056

	Total South Africa	29,206,407

	South Korea — 0.4%

9,258	Korea Zinc Co Ltd	4,240,244

4,769	Young Poong Corp	2,934,025

	Total South Korea	7,174,269

	Spain — 0.7%

1,019,259	Repsol SA	11,696,156

	Switzerland — 0.3%

2,618	Gurit Holding AG	5,409,621

	Turkey — 0.3%

3,170,795	Koza Anadolu Metal Madencilik Isletmeleri AS *	6,060,388

	Ukraine — 0.4%

501,341	Kernel Holding SA	7,492,652

	United Kingdom — 13.6%

674,746	Anglo American Plc	28,498,235

767,448	BHP Group Plc	23,864,512

1,120,507	BP Plc	4,558,552

1,461,402	Central Asia Metals Plc	5,030,165

2,141,887	Ferrexpo Plc	11,225,957

14,216,776	Glencore Plc *	64,085,418

1,882,238	John Wood Group Plc *	6,467,079

1,053,308	Petrofac Ltd * (a)	1,525,926

4,462,954	Royal Dutch Shell Plc – B Shares	87,820,256

	Total United Kingdom	233,076,100

Shares	Description	Value ($)

	United States — 26.9%

1,017,717	Aemetis, Inc. * (a)	11,317,013

258,800	AGCO Corp.	35,616,056

496,400	Ameresco, Inc. – Class A *	34,326,060

259,000	Baker Hughes Co.	5,900,020

6,703,666	Clean Energy Fuels Corp. *	53,160,071

497,700	Darling Ingredients, Inc. *	37,078,650

47,300	Deere & Co.	17,880,819

737,982	Freeport-McMoRan, Inc.	26,855,165

1,369,124	GrafTech International Ltd.	15,156,203

365,100	Green Plains, Inc. *	12,815,010

22,465,401	Kosmos Energy Ltd. * (c)	53,018,346

1,334,700	Livent Corp. * (a)	33,193,989

513,343	Montauk Renewables, Inc. * (a)	4,240,213

1,438,621	Mosaic Co. (The)	46,294,824

492,700	ProPetro Holding Corp. *	3,813,498

596,946	Renewable Energy Group, Inc. *	28,904,125

87,755	SolarEdge Technologies, Inc. *	25,429,644

326,218	Sunrun, Inc. * (a)	14,435,147

240,600	Talos Energy, Inc. *	2,983,440

	Total United States	462,418,293

	TOTAL COMMON STOCKS (COST $1,289,514,093)	1,523,498,673

	PREFERRED STOCKS (d) — 9.5%

	Brazil — 5.6%

6,172,360	Bradespar SA	75,381,863

3,845,300	Petroleo Brasileiro SA	20,220,025

	Total Brazil	95,601,888

	Chile — 1.6%

530,395	Sociedad Quimica y Minera de Chile SA Sponsored ADR	27,660,099

	Russia — 2.3%

94,186	Bashneft PJSC	1,379,512

16,540,484	Surgutneftegas PJSC	8,724,946

4,706,402	Tatneft PJSC	29,383,977

	Total Russia	39,488,435

	TOTAL PREFERRED STOCKS (COST $140,172,542)	162,750,422

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23* (a) (b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

See accompanying notes to the financial statements.	33

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 0.2%

3,477,640	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	3,477,640

	U.S. Government — 1.5%

14,600,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (f)	14,591,926

11,200,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (f)	11,192,509

	Total U.S. Government	25,784,435

	TOTAL SHORT-TERM INVESTMENTS (COST $29,263,119)	29,262,075

	TOTAL INVESTMENTS — 99.8% (Cost $1,458,949,754)	1,715,511,170

	Other Assets and Liabilities (net) — 0.2%	3,149,679

	TOTAL NET ASSETS — 100.0%	$1,718,660,849

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Affiliated companies (Note 10).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(f)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

34	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.9%
Mutual Funds	2.8
Preferred Stocks	2.2
Short-Term Investments	0.1
Futures Contracts	0.0 ^
Other	(1.0)

100.0%

Country/Region Summary¤	% of Investments
Japan	19.1%
United Kingdom	15.4
Germany	9.2
France	8.2
Netherlands	6.5
Switzerland	6.0
Spain	4.9
Singapore	3.7
Australia	3.4
Italy	3.2
United States	2.8
Other Emerging	2.6 †
China	2.0
Other Developed	2.0 ‡
South Korea	1.9
Portugal	1.7
Hong Kong	1.6
Norway	1.5
Russia	1.3
Taiwan	1.2
Ireland	1.0
Euro Region	0.8 §

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	13.4%
Banks	11.7
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Materials	10.3
Automobiles & Components	7.3
Telecommunication Services	6.5
Food, Beverage & Tobacco	6.3
Consumer Durables & Apparel	4.7
Utilities	3.5
Retailing	3.4
Diversified Financials	2.9
Insurance	2.8
Food & Staples Retailing	2.5
Transportation	2.4
Software & Services	2.1
Technology Hardware & Equipment	2.1
Semiconductors & Semiconductor Equipment	1.8
Commercial & Professional Services	1.6
Energy	1.3
Media & Entertainment	0.8
Health Care Equipment & Services	0.5
Household & Personal Products	0.3
Real Estate	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

35

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.9%

	Australia — 3.4%

6,116	Accent Group Ltd	9,587

25,801	Fortescue Metals Group Ltd	393,343

11,833	Rio Tinto Ltd	962,793

6,930	Sandfire Resources Ltd	32,651

1,383	Sims Ltd	15,196

	Total Australia	1,413,570

	Belgium — 0.9%

2,087	Ageas SA/NV	104,294

469	Groupe Bruxelles Lambert SA	53,731

1,750	UCB SA	200,216

	Total Belgium	358,241

	Brazil — 0.6%

14,900	Cielo SA	8,270

6,700	EDP – Energias do Brasil SA	23,893

3,600	Fleury SA	16,473

30,100	Marfrig Global Foods SA	119,275

32,300	TIM SA	77,833

	Total Brazil	245,744

	China — 2.1%

38,000	China CITIC Bank Corp Ltd – Class H	17,470

20,000	China Everbright Bank Co Ltd – Class H	7,168

36,000	China Everbright Environment Group Ltd	24,889

119,000	China Hongqiao Group Ltd	176,503

50,000	China Lesso Group Holdings Ltd	107,017

54,000	China Medical System Holdings Ltd	105,989

290,000	China Railway Group Ltd – Class H	138,888

72,500	China Resources Pharmaceutical Group Ltd	37,704

48,000	China Traditional Chinese Medicine Holdings Co Ltd *	22,847

30,000	Metallurgical Corp of China Ltd – Class H	11,933

7,000	Nexteer Automotive Group Ltd	7,883

11,000	PAX Global Technology Ltd	13,600

50,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	99,787

16,800	Sinopharm Group Co Ltd – Class H	43,235

24,000	TCL Electronics Holdings Ltd *	12,714

20,000	Tianneng Power International Ltd	26,767

	Total China	854,394

	Denmark — 0.1%

2,425	Scandinavian Tobacco Group A/S	49,249

	Finland — 0.4%

4,309	Kesko Oyj – B Shares	178,304

Shares	Description	Value ($)

	France — 8.3%

136	Alten SA	22,434

9,330	ArcelorMittal SA	312,928

15,150	BNP Paribas SA	959,750

65	Christian Dior SE	49,136

13,001	Cie de Saint-Gobain	942,481

17,357	Credit Agricole SA	250,526

1,060	Derichebourg SA *	12,547

432	Kaufman & Broad SA	20,120

1,207	Quadient SA	34,276

4,784	Sanofi	495,807

753	Schneider Electric SE	134,536

253	SEB SA	39,825

195	Societe BIC SA	12,982

2,817	Societe Generale SA	88,663

2,470	Television Francaise 1	24,794

806	TotalEnergies SE	35,651

	Total France	3,436,456

	Germany — 7.2%

6,077	Bayerische Motoren Werke AG	576,821

153	CECONOMY AG *	717

11,266	Daimler AG (Registered)	950,341

6,376	Deutsche Post AG (Registered)	448,291

2,162	Dialog Semiconductor Plc *	171,848

1,638	HeidelbergCement AG	142,058

310	Hornbach Holding AG & Co KGaA	33,162

883	Kloeckner & Co SE *	11,922

809	Merck KGaA	192,216

2,001	ProSiebenSat.1 Media SE	38,202

1,958	RTL Group SA *	121,669

401	Traton SE	11,838

836	Volkswagen AG	279,719

	Total Germany	2,978,804

	Hong Kong — 1.6%

3,000	CK Hutchison Holdings Ltd	21,870

11,200	Dah Sing Banking Group Ltd	10,771

96,000	IGG Inc	91,690

9,500	Johnson Electric Holdings Ltd	21,756

5,300	VTech Holdings Ltd	51,480

524,000	WH Group Ltd	454,500

	Total Hong Kong	652,067

	Hungary — 0.2%

3,883	Magyar Telekom Telecommunications Plc	5,661

2,515	Richter Gedeon Nyrt	75,382

	Total Hungary	81,043

36	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	India — 0.7%

1,120	Glenmark Pharmaceuticals Ltd	8,118

7,920	Mahindra & Mahindra Ltd	85,803

13,240	Power Finance Corp Ltd	23,295

1,169	Rajesh Exports Ltd	9,357

82,620	REC Ltd	171,218

	Total India	297,791

	Ireland — 1.1%

4,661	Bank of Ireland Group Plc *	29,174

2,694	CRH Plc	143,327

3,460	CRH Plc Sponsored ADR	183,795

349	Kingspan Group Plc	39,854

668	Smurfit Kappa Group Plc	38,286

	Total Ireland	434,436

	Italy — 3.3%

9,606	A2A SPA	21,104

3,234	Anima Holding SPA	16,681

3,466	Arnoldo Mondadori Editore SPA *	7,652

2,203	Banca Mediolanum SPA	22,871

6,600	CNH Industrial NV (a)	108,834

917	CNH Industrial NV (a)	15,159

1,103	De’ Longhi SPA	49,919

22,108	Enel SPA	201,414

1,257	Esprinet SPA	24,024

5,556	EXOR NV	463,556

3,668	Italgas SPA	24,317

4,523	Mediobanca Banca di Credito Finanziario SPA *	53,319

7,750	Poste Italiane SPA	105,074

132,094	Telecom Italia SPA	59,848

205,165	Telecom Italia SPA – RSP	99,122

1,380	Unieuro SPA	36,058

5,016	Unipol Gruppo SPA	29,750

	Total Italy	1,338,702

	Japan — 19.5%

1,100	Advantest Corp	94,767

1,100	Aisin Corp	41,989

29,400	Asahi Kasei Corp	303,116

30,500	Astellas Pharma Inc	513,922

9,000	Brother Industries Ltd	184,694

2,300	Canon Inc	54,722

1,200	Daiwa House Industry Co Ltd	36,592

5,900	Daiwabo Holdings Co Ltd	112,100

1,200	Dexerials Corp	23,437

1,000	Fuji Electric Co Ltd	43,261

4,100	Fujitsu Ltd	754,756

10,600	Hitachi Ltd	585,825

1,300	Hitachi Zosen Corp	9,404

2,200	Iida Group Holdings Co Ltd	55,852

Shares	Description	Value ($)

	Japan — continued

2,700	Inpex Corp	18,551

30,700	ITOCHU Corp	923,490

3,800	Japan Post Insurance Co Ltd	69,008

3,900	Japan Tobacco Inc	75,670

100	K’s Holdings Corp	1,093

3,900	Kajima Corp	50,389

30,300	KDDI Corp	926,131

200	Kohnan Shoji Co Ltd	6,594

800	Komeri Co Ltd	18,344

7,100	Konica Minolta Inc	36,033

12,600	Marubeni Corp	100,250

1,000	MCJ Co Ltd	11,143

5,300	Mitsubishi Chemical Holdings Corp	46,534

800	Mitsubishi Gas Chemical Co Inc	15,074

74,500	Mitsubishi UFJ Financial Group Inc	404,195

11,100	Mitsui & Co Ltd	244,817

300	Mitsui OSK Lines Ltd	23,123

3,100	NEC Networks & System Integration Corp	59,092

1,000	Nichias Corp	26,522

500	Nihon Jyoho Create Co Ltd	6,872

34,400	Nippon Telegraph & Telephone Corp	916,512

4,100	Obayashi Corp	33,736

8,200	Panasonic Corp	98,032

9,800	Renesas Electronics Corp *	104,937

3,300	Ricoh Co Ltd	33,579

4,200	Sekisui Chemical Co Ltd	71,880

3,400	Sekisui House Ltd	67,739

30,100	Sojitz Corp	88,372

94,100	Sumitomo Chemical Co Ltd	477,051

800	Tokyo Seimitsu Co Ltd	34,945

200	Tosoh Corp	3,630

4,400	Toyota Tsusho Corp	194,559

700	TS Tech Co Ltd	9,482

	Total Japan	8,011,816

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (b)	—

	Netherlands — 6.6%

504	ASM International NV	195,548

4,538	ASR Nederland NV	207,363

13,336	ING Groep NV	183,962

19,912	Koninklijke Ahold Delhaize NV	671,780

2,984	NN Group NV	154,788

57,794	PostNL NV	302,430

6,076	Randstad NV	447,474

7,720	Signify NV	432,495

5,251	Stellantis NV	105,260

1,641	TomTom NV *	13,137

	Total Netherlands	2,714,237

See accompanying notes to the financial statements.	37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Norway — 1.5%

2,061	Aker Solutions ASA *	3,812

5,392	BW LPG Ltd	28,710

1,859	DNB Bank ASA	39,237

58,148	Norsk Hydro ASA	401,410

11,347	Orkla ASA	101,356

1,503	SpareBank 1 Nord Norge	15,136

2,652	SpareBank 1 SR-Bank ASA	35,768

4,556	XXL ASA *	9,669

	Total Norway	635,098

	Poland — 0.2%

233	Asseco Poland SA	5,105

38,504	Polskie Gornictwo Naftowe i Gazownictwo SA	63,328

	Total Poland	68,433

	Portugal — 1.7%

209,461	Banco Comercial Portugues SA – Class R *	32,399

119,450	EDP – Energias de Portugal SA	655,726

2,432	Galp Energia SGPS SA	24,877

	Total Portugal	713,002

	Russia — 1.3%

42,966	Gazprom PJSC Sponsored ADR	356,231

705,000	Inter RAO UES PJSC	44,423

833	QIWI Plc Sponsored ADR	7,936

6,100	Sberbank of Russia PJSC Sponsored ADR	108,939

9,800	Surgutneftegas PJSC	4,523

	Total Russia	522,052

	Singapore — 3.8%

37,199	DBS Group Holdings Ltd	824,816

2,000	Jardine Cycle & Carriage Ltd	28,835

7,300	Keppel Corp Ltd	28,142

16,700	Sembcorp Industries Ltd	23,906

1,300	Venture Corp Ltd	18,477

97,800	Wilmar International Ltd	300,344

252,000	Yangzijiang Shipbuilding Holdings Ltd	306,868

16,000	Yanlord Land Group Ltd	14,129

	Total Singapore	1,545,517

	South Africa — 0.2%

4,189	Aspen Pharmacare Holdings Ltd *	56,484

882	Foschini Group Ltd (The) *	9,075

11,423	Netcare Ltd *	13,254

2,361	Truworths International Ltd	10,867

	Total South Africa	89,680

	South Korea — 1.9%

7,163	BNK Financial Group Inc	47,800

Shares	Description	Value ($)

	South Korea — continued

5,869	DGB Financial Group Inc	45,938

994	E-MART Inc	153,151

531	Hankook Tire & Technology Co Ltd	21,303

30,548	Hanwha Life Insurance Co Ltd	87,733

811	Hanyang Eng Co Ltd	11,434

2,138	KT&G Corp	150,369

606	LG Electronics Inc	74,012

732	LG Uplus Corp	8,857

447	LX Semicon Co Ltd	44,384

1,490	SL Corp	35,253

1,813	Yuhan Corp	97,563

	Total South Korea	777,797

	Spain — 5.0%

4,352	Acerinox SA	59,313

460	ACS Actividades de Construccion y Servicios SA	12,418

93,604	Banco Bilbao Vizcaya Argentaria SA *	612,637

38,859	Banco de Sabadell SA *	27,703

244,882	Banco Santander SA *	902,942

1,031	Cia de Distribucion Integral Logista Holdings SA	22,383

480	Ebro Foods SA	9,639

32,945	Iberdrola SA	408,237

277	Mediaset Espana Comunicacion SA *	1,690

	Total Spain	2,056,962

	Sweden — 0.6%

705	JM AB	27,312

21	Mycronic AB	648

3,325	Skanska AB – B Shares	95,853

14,498	SSAB AB – A Shares *	79,152

3,039	SSAB AB – B Shares *	14,502

1,388	Volvo AB – A Shares	32,201

	Total Sweden	249,668

	Switzerland — 6.1%

2,090	Adecco Group AG (Registered)	116,261

160	ALSO Holding AG (Registered) *	51,497

8,755	Novartis AG (Registered)	809,757

400	Novartis AG Sponsored ADR	36,956

85	Roche Holding AG	38,050

3,604	Roche Holding AG – Genusschein	1,447,204

165	Vetropack Holding AG (Registered)	11,269

	Total Switzerland	2,510,994

	Taiwan — 1.2%

17,000	Asustek Computer Inc	198,455

12,000	Chipbond Technology Corp	33,237

32,000	Grand Pacific Petrochemical	35,044

130,000	Pou Chen Corp	154,408

18,000	Radiant Opto-Electronics Corp	64,208

38	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

5,302	TOPBI International Holdings Ltd	2,658

	Total Taiwan	488,010

	Thailand — 0.2%

93,200	AP Thailand Pcl NVDR	24,272

349,200	Sansiri Pcl NVDR	13,841

3,600	Siam Cement Pcl NVDR (The)	47,993

	Total Thailand	86,106

	Turkey — 0.5%

30,075	Arcelik AS	116,303

244	Dogus Otomotiv Servis ve Ticaret AS	824

11,821	Eregli Demir ve Celik Fabrikalari TAS	26,740

1,930	Ford Otomotiv Sanayi AS	39,877

6,615	KOC Holding AS	18,322

1,488	Turk Telekomunikasyon AS	1,328

1,982	Turkiye Sise ve Cam Fabrikalari AS	2,122

	Total Turkey	205,516

	United Kingdom — 15.7%

14,934	3i Group Plc	274,652

2,643	Anglo American Plc	111,628

27,281	Aviva Plc	151,631

42,370	Barratt Developments Plc	430,971

2,149	Bellway Plc	104,149

524	Berkeley Group Holdings Plc (The)	34,806

9,590	British American Tobacco Plc	359,753

17,200	British American Tobacco Plc Sponsored ADR	648,268

227,619	BT Group Plc *	532,083

2,994	Coca-Cola HBC AG *	108,368

170	Dunelm Group Plc	3,005

3,244	Electrocomponents Plc	47,471

3,709	Ferguson Plc	536,092

18,424	Ferrexpo Plc	96,563

12,900	GlaxoSmithKline Plc Sponsored ADR	525,546

578	Grafton Group Plc	11,107

3,279	IG Group Holdings Plc	42,225

4,839	Inchcape Plc	61,200

5,816	ITV Plc *	9,269

14,815	JD Sports Fashion Plc	205,725

855	Johnson Matthey Plc	34,567

78,114	Kingfisher Plc	376,121

59,904	Legal & General Group Plc	222,521

610	Morgan Sindall Group Plc	21,549

4,455	Next Plc	484,486

11,188	Persimmon Plc	452,795

7,932	Pets at Home Group Plc	54,621

4,012	Plus500 Ltd	82,480

5,901	QinetiQ Group Plc	28,035

24,422	Royal Mail Plc	166,332

Shares	Description	Value ($)

	United Kingdom — continued

458	Schroders Plc	23,812

3,905	Spirent Communications Plc	15,993

14,722	Tate & Lyle Plc	142,982

3,368	WPP Plc	45,666

	Total United Kingdom	6,446,472

	TOTAL COMMON STOCKS (COST $31,140,930)	39,440,161

	PREFERRED STOCKS (c) — 2.2%

	Brazil — 0.0%

3,700	Cia Energetica de Minas Gerais	9,667

	Germany — 2.1%

1,322	Bayerische Motoren Werke AG	110,675

186	Draegerwerk AG & Co KGaA	15,708

1,094	Henkel AG & Co KGaA	106,887

2,649	Volkswagen AG	630,077

	Total Germany	863,347

	Russia — 0.0%

100	Surgutneftegas PJSC	53

	South Korea — 0.1%

282	LG Electronics Inc	16,945

	TOTAL PREFERRED STOCKS (COST $857,976)	890,012

	MUTUAL FUNDS — 2.8%

	United States — 2.8%

	Affiliated Issuers — 2.8%

231,353	GMO U.S. Treasury Fund	1,166,020

	TOTAL MUTUAL FUNDS (COST $1,164,487)	1,166,020

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

56,770	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	56,770

	TOTAL SHORT-TERM INVESTMENTS (COST $56,770)	56,770

	TOTAL INVESTMENTS — 101.0% (Cost $33,220,163)	41,552,963

	Other Assets and Liabilities (net) — (1.0%)	(405,110)

	TOTAL NET ASSETS — 100.0%	$41,147,853

See accompanying notes to the financial statements.	39

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3	MSCI EAFE	September 2021	$352,725	$1,765

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the schedule of Investments as well as the derivative tables, if any, please refer to page 51.

40	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Mutual Funds	0.3
Futures Contracts	0.0 ^
Other	2.5

100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	11.6%
Retailing	10.7
Software & Services	10.1
Capital Goods	9.9
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Diversified Financials	7.3
Food, Beverage & Tobacco	6.2
Media & Entertainment	5.5
Consumer Durables & Apparel	5.1
Materials	4.6
Insurance	4.3
Banks	2.9
Health Care Equipment & Services	2.6
Semiconductors & Semiconductor Equipment	2.2
Telecommunication Services	2.0
Commercial & Professional Services	1.2
Food & Staples Retailing	1.2
Energy	1.0
Household & Personal Products	0.9
Real Estate	0.9
Automobiles & Components	0.7
Consumer Services	0.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

41

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automobiles & Components — 0.7%

17,782	BorgWarner, Inc.	758,936

50,914	Dana, Inc.	1,184,259

5,221	Lear Corp.	835,047

	Total Automobiles & Components	2,778,242

	Banks — 2.8%

46,092	Associated Banc-Corp.	950,417

3,000	Axos Financial, Inc. *	145,440

27,141	Citizens Financial Group, Inc.	1,188,504

2,300	Columbia Banking System, Inc.	83,628

11,400	CVB Financial Corp.	232,104

17,951	East West Bancorp, Inc.	1,316,526

50,848	Fifth Third Bancorp	1,975,953

5,649	Flagstar Bancorp, Inc.	279,400

10,300	Fulton Financial Corp.	163,255

12,300	Great Western Bancorp, Inc.	380,808

8,098	Hilltop Holdings, Inc.	271,040

20,069	KeyCorp.	407,802

7,160	M&T Bank Corp.	1,002,472

14,600	Old National Bancorp	243,236

7,676	Popular, Inc.	582,915

29,800	Radian Group, Inc.	704,174

587	SVB Financial Group *	328,427

3,300	Towne Bank	100,551

2,400	TriCo Bancshares	94,920

9,000	Trustmark Corp.	284,580

4,000	UMB Financial Corp.	366,320

3,600	Washington Federal, Inc.	119,880

9,418	Wintrust Financial Corp.	704,843

	Total Banks	11,927,195

	Capital Goods — 9.6%

4,674	3M Co.	910,215

32,880	A O Smith Corp.	2,391,034

13,453	AGCO Corp.	1,851,402

5,300	Applied Industrial Technologies, Inc.	470,693

10,200	Atkore, Inc. *	946,254

8,047	Boise Cascade Co.	465,519

1,202	Carlisle Cos, Inc.	253,309

74,853	Carrier Global Corp.	4,311,533

1,300	Caterpillar, Inc.	274,131

12,106	Cummins, Inc.	2,856,774

5,400	Deere & Co.	2,041,362

8,900	Eaton Corp Plc	1,498,404

13,750	EMCOR Group, Inc.	1,670,625

9,343	Fortive Corp.	690,167

3,000	Fortune Brands Home & Security, Inc.	292,110

20,400	Gates Industrial Corp Plc *	334,152

3,988	Moog, Inc. – Class A	316,807

Shares	Description	Value ($)

	Capital Goods — continued

10,683	Mueller Industries, Inc.	476,569

7,500	Otis Worldwide Corp.	691,650

31,881	Owens Corning	3,046,230

9,278	Parker-Hannifin Corp.	2,752,504

10,500	Primoris Services Corp.	269,850

1,000	Snap-on, Inc.	224,950

2,963	Stanley Black & Decker, Inc.	572,659

51,217	Textron, Inc.	3,721,939

3,561	Timken Co. (The)	261,876

22,848	Trane Technologies Plc	4,535,328

34,536	UFP Industries, Inc.	2,592,963

515	WW Grainger, Inc.	223,355

	Total Capital Goods	40,944,364

	Commercial & Professional Services — 1.2%

42,500	ACCO Brands Corp.	398,225

14,504	Brady Corp. – Class A	773,498

2,646	Cimpress Plc *	251,317

9,600	Deluxe Corp.	368,160

2,700	Heidrick & Struggles International, Inc.	116,694

6,028	HNI Corp.	228,401

8,300	ICF International, Inc.	777,378

10,900	Kforce, Inc.	636,778

6,407	ManpowerGroup, Inc.	777,938

4,000	Matthews International Corp. – Class A	148,120

33,544	Steelcase, Inc. – Class A	472,635

	Total Commercial & Professional Services	4,949,144

	Consumer Durables & Apparel — 5.0%

1,900	Century Communities, Inc.	133,190

1,874	Deckers Outdoor Corp. *	784,175

4,526	DR Horton, Inc.	432,776

24,800	Ethan Allen Interiors, Inc.	595,696

36,941	Garmin Ltd.	6,443,618

13,181	La-Z-Boy, Inc.	461,467

26,168	MDC Holdings, Inc.	1,367,278

3,200	Meritage Homes Corp. *	356,928

18,705	Mohawk Industries, Inc. *	3,699,101

53,730	PulteGroup, Inc.	2,893,898

44,800	Taylor Morrison Home Corp. *	1,258,432

23,917	Tempur Sealy International, Inc.	1,069,090

67,052	TRI Pointe Homes, Inc. *	1,593,826

600	Whirlpool Corp.	132,918

	Total Consumer Durables & Apparel	21,222,393

	Consumer Services — 0.4%

12,900	Adtalem Global Education, Inc. *	477,300

900	Graham Holdings Co. – Class B	555,129

17,275	Perdoceo Education Corp. *	189,680

8,300	Service Corp. International	520,908

	Total Consumer Services	1,743,017

42	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — 7.1%

56,507	Ally Financial, Inc.	2,989,220

2,837	American Express Co.	470,829

46,410	Bank of New York Mellon Corp. (The)	2,562,760

3,200	Capital One Financial Corp.	531,104

10,286	Discover Financial Services	1,318,871

6,400	Donnelley Financial Solutions, Inc. *	213,440

29,243	Enova International, Inc. *	964,434

4,000	Equitable Holdings, Inc.	124,040

1,000	FactSet Research Systems, Inc.	380,220

32,511	Federated Hermes, Inc.	1,099,847

9,300	Franklin Resources, Inc.	301,692

3,900	Goldman Sachs Group, Inc. (The)	1,612,689

15,500	Invesco Ltd.	392,460

2,200	MSCI, Inc.	1,396,076

900	Nasdaq, Inc.	176,202

6,300	Nelnet, Inc. – Class A	509,544

11,678	OneMain Holdings, Inc.	675,339

3,247	PROG Holdings, Inc.	153,648

36,980	Raymond James Financial, Inc.	5,173,502

47,900	Santander Consumer USA Holdings, Inc.	1,998,867

12,313	SEI Investments Co.	773,380

20,723	State Street Corp.	1,925,374

55,903	Synchrony Financial	2,781,174

6,800	T. Rowe Price Group, Inc.	1,522,316

12,700	Virtu Financial, Inc. – Class A	310,896

	Total Diversified Financials	30,357,924

	Energy — 1.0%

19,016	CNX Resources Corp. *	216,022

12,400	Denbury, Inc. *	872,092

28,959	Exxon Mobil Corp.	1,578,844

2,900	Hess Corp.	199,375

11,700	Whiting Petroleum Corp. *	549,315

25,019	World Fuel Services Corp.	809,615

	Total Energy	4,225,263

	Food & Staples Retailing — 1.1%

105,145	Kroger Co. (The)	4,839,824

	Food, Beverage & Tobacco — 6.0%

54,600	Altria Group, Inc.	2,742,558

61,963	Archer-Daniels-Midland Co.	3,717,780

125,329	Mondelez International, Inc. – Class A	7,779,171

99,800	Philip Morris International, Inc.	10,279,400

22,265	Universal Corp.	1,126,609

	Total Food, Beverage & Tobacco	25,645,518

	Health Care Equipment & Services — 2.6%

17,141	AmerisourceBergen Corp.	2,094,802

9,400	Cigna Corp.	1,989,510

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

5,100	Humana, Inc.	2,067,642

788	Laboratory Corp. of America Holdings *	239,063

20,881	McKesson Corp.	4,262,647

1,300	Universal Health Services, Inc. – Class B	202,488

	Total Health Care Equipment & Services	10,856,152

	Household & Personal Products — 0.9%

41,418	Colgate-Palmolive Co.	3,228,533

8,600	Spectrum Brands Holdings, Inc.	671,316

	Total Household & Personal Products	3,899,849

	Insurance — 4.2%

16,096	Aflac, Inc.	912,321

36,486	Allstate Corp. (The)	4,935,826

1,200	Chubb Ltd.	220,704

15,100	CNA Financial Corp.	669,685

78,822	Fidelity National Financial, Inc.	3,848,878

55,515	First American Financial Corp.	3,915,473

5,509	Principal Financial Group, Inc.	368,057

22,244	Progressive Corp. (The)	2,142,987

14,063	Stewart Information Services Corp.	885,266

	Total Insurance	17,899,197

	Materials — 4.5%

5,053	Arconic Corp. *	174,278

12,793	Avery Dennison Corp.	2,883,414

15,069	Avient Corp.	784,944

4,100	Ball Corp.	393,436

8,653	Berry Global Group, Inc. *	581,222

12,800	Cabot Corp.	683,520

21,007	Crown Holdings, Inc.	2,306,359

26,472	Eastman Chemical Co.	2,995,571

7,693	FMC Corp.	720,296

36,800	Huntsman Corp.	972,624

11,257	LyondellBasell Industries NV – Class A	1,129,640

3,673	NewMarket Corp.	1,284,558

1,859	Nucor Corp.	218,544

6,700	O-I Glass, Inc. *	101,371

10,296	Reliance Steel & Aluminum Co.	1,544,812

2,600	Schnitzer Steel Industries, Inc. – Class A	123,006

19,748	Silgan Holdings, Inc.	837,908

2,474	Stepan Co.	290,843

7,400	Trinseo SA	384,282

5,600	Westlake Chemical Corp.	489,160

	Total Materials	18,899,788

	Media & Entertainment — 5.3%

3,427	Activision Blizzard, Inc.	282,282

1,800	Alphabet, Inc. – Class A *	5,209,110

1,873	Alphabet, Inc. – Class C *	5,449,006

See accompanying notes to the financial statements.	43

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Media & Entertainment — continued

17,833	Comcast Corp. – Class A	1,082,106

3,742	Electronic Arts, Inc.	543,376

15,600	Facebook, Inc. – Class A *	5,918,328

10,600	Fox Corp. – Class A	396,864

2,900	Fox Corp. – Class B	100,427

12,900	iHeartMedia, Inc. – Class A *	320,952

48,594	Interpublic Group of Cos., Inc. (The)	1,809,155

34,800	News Corp. – Class A	781,956

5,100	News Corp. – Class B	112,353

2,322	Omnicom Group, Inc.	170,017

29,918	TEGNA, Inc.	530,147

	Total Media & Entertainment	22,706,079

	Pharmaceuticals, Biotechnology & Life Sciences — 8.4%

66,841	Bristol-Myers Squibb Co.	4,468,989

23,076	Eli Lilly & Co.	5,960,300

18,100	Johnson & Johnson	3,133,653

133,550	Merck & Co., Inc.	10,188,530

243,676	Pfizer, Inc.	11,226,153

13,295	Prestige Consumer Healthcare, Inc. *	763,000

	Total Pharmaceuticals, Biotechnology & Life Sciences	35,740,625

	Real Estate — 0.9%

22,000	CBRE Group, Inc. – Class A *	2,118,600

6,400	PotlatchDeltic Corp. (REIT)	332,480

76,920	Realogy Holdings Corp. *	1,349,946

	Total Real Estate	3,801,026

	Retailing — 10.4%

32,268	Abercrombie & Fitch Co. – Class A *	1,153,904

1,874	Amazon.com, Inc. *	6,504,260

7,748	Asbury Automotive Group, Inc. *	1,442,987

17,466	AutoNation, Inc. *	1,905,366

31,339	Bath & Body Works, Inc.	2,114,756

16,863	Big Lots, Inc.	820,554

23,389	Core-Mark Holding Co., Inc.	1,075,894

51,956	Gap Inc. (The)	1,388,784

10,700	Genuine Parts Co.	1,307,433

6,554	Group 1 Automotive, Inc.	1,084,294

5,900	Haverty Furniture Cos, Inc.	210,217

11,900	Kohl’s Corp.	683,060

3,700	LKQ Corp. *	194,953

14,115	Lowe’s Cos., Inc.	2,877,907

7,677	MarineMax, Inc. *	373,256

12,267	Murphy U.S.A., Inc.	1,904,820

25,196	Penske Automotive Group, Inc.	2,265,876

47,978	Qurate Retail, Inc. – Series A	529,197

7,179	Rent-A-Center, Inc.	452,851

3,300	Shoe Carnival, Inc.	126,324

Shares	Description	Value ($)

	Retailing — continued

18,000	Signet Jewelers Ltd.	1,425,600

5,577	Sleep Number Corp. *	515,928

43,804	Target Corp.	10,818,712

1,500	Urban Outfitters, Inc. *	49,530

10,446	Victoria’s Secret & Co. *	692,570

11,910	Williams-Sonoma, Inc.	2,223,597

	Total Retailing	44,142,630

	Semiconductors & Semiconductor Equipment — 2.1%

15,900	Amkor Technology, Inc.	436,773

6,280	Applied Materials, Inc.	848,616

1,392	Cirrus Logic, Inc. *	116,469

63,243	Intel Corp.	3,418,917

21,600	Kulicke & Soffa Industries, Inc.	1,516,104

2,500	Micron Technology, Inc. *	184,250

2,800	NVIDIA Corp.	626,780

12,100	QUALCOMM, Inc.	1,774,949

	Total Semiconductors & Semiconductor Equipment	8,922,858

	Software & Services — 9.9%

7,500	Accenture Plc – Class A	2,524,200

37,747	Amdocs Ltd.	2,907,651

16,322	Cadence Design Systems, Inc. *	2,668,321

6,000	CSG Systems International, Inc.	289,260

9,700	Dolby Laboratories, Inc. – Class A	961,367

21,800	International Business Machines Corp.	3,059,412

721	Intuit, Inc.	408,165

1,300	Maximus, Inc.	113,217

78,419	Microsoft Corp.	23,673,128

63,846	NortonLifeLock, Inc.	1,695,750

10,874	Synopsys, Inc. *	3,612,778

	Total Software & Services	41,913,249

	Technology Hardware & Equipment — 11.2%

115,624	Apple, Inc.	17,555,192

32,737	Arrow Electronics, Inc. *	3,968,379

28,022	Avnet, Inc.	1,133,770

86,752	Cisco Systems, Inc.	5,120,103

5,100	CTS Corp.	178,908

11,200	Dell Technologies – Class C *	1,091,552

1,100	Fabrinet *	113,322

209,044	HP, Inc.	6,216,969

4,293	Insight Enterprises, Inc. *	441,707

57,750	Juniper Networks, Inc.	1,673,595

14,900	Methode Electronics, Inc.	693,893

6,433	NETGEAR, Inc. *	229,851

1,398	Sanmina Corp. *	55,193

19,486	Seagate Technology Holdings Plc	1,706,779

8,600	Super Micro Computer, Inc. *	314,244

27,719	TE Connectivity Ltd.	4,163,948

44	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

74,600	Vishay Intertechnology, Inc.	1,638,962

10,400	Western Digital Corp. *	657,280

33,995	Xerox Holdings Corp.	765,227

	Total Technology Hardware & Equipment	47,718,874

	Telecommunication Services — 1.9%

16,600	Liberty Global Plc – Class A *	477,084

15,800	Liberty Global Plc – Class C *	457,884

85,258	Telephone & Data Systems, Inc.	1,732,443

8,100	United States Cellular Corp. *	258,795

94,140	Verizon Communications, Inc.	5,177,700

	Total Telecommunication Services	8,103,906

	TOTAL COMMON STOCKS (COST $335,451,301)	413,237,117

	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

228,486	GMO U.S. Treasury Fund	1,151,569

	TOTAL MUTUAL FUNDS (COST $1,149,284)	1,151,569

	TOTAL INVESTMENTS — 97.5% (Cost $336,600,585)	414,388,686

	Other Assets and Liabilities (net) — 2.5%	10,596,514

	TOTAL NET ASSETS — 100.0%	$424,985,200

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 38	S&P 500 E-Mini	September 2021	$8,588,950	$30,671

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	45

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.3%
Mutual Funds	0.9
Short-Term Investments	0.2
Rights/Warrants	0.0	^
Futures Contracts	0.0	^
Other	0.6

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	19.6%
Capital Goods	12.3
Retailing	12.0
Technology Hardware & Equipment	8.1
Commercial & Professional Services	7.8
Consumer Durables & Apparel	6.6
Real Estate	6.6
Diversified Financials	5.6
Materials	5.1
Energy	3.5
Media & Entertainment	2.4
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Telecommunication Services	2.0
Insurance	2.0
Food, Beverage & Tobacco	1.3
Health Care Equipment & Services	1.2
Food & Staples Retailing	0.5
Automobiles & Components	0.4
Consumer Services	0.3
Semiconductors & Semiconductor Equipment	0.3
Household & Personal Products	0.1
Software & Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

46

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Automobiles & Components — 0.4%

49,600	Dana, Inc.	1,153,696

	Banks — 19.3%

10,306	1st Source Corp.	484,382

19,725	Amalgamated Financial Corp.	306,724

2,571	Arrow Financial Corp.	94,741

213,099	Associated Banc-Corp.	4,394,101

22,865	Banner Corp.	1,307,878

5,000	BCB Bancorp, Inc.	74,350

46,291	Brookline Bancorp, Inc.	692,976

53,676	Cathay General Bancorp	2,135,231

2,335	Century Bancorp, Inc. – Class A	266,961

4,670	Civista Bancshares, Inc.	109,838

7,567	CNB Financial Corp.	185,997

7,300	Columbia Banking System, Inc.	265,428

8,996	Community Trust Bancorp, Inc.	374,773

29,690	Customers Bancorp, Inc.*	1,229,463

3,600	Eagle Bancorp, Inc.	207,720

9,704	Enterprise Financial Services Corp.	435,807

13,204	Financial Institutions, Inc.	419,359

70,835	First BanCorp/Puerto Rico	901,730

7,129	First Busey Corp.	168,957

78,368	First Commonwealth Financial Corp.	1,059,535

6,905	First Community Bankshares, Inc.	215,712

56,598	First Financial Bancorp	1,330,619

52,000	First Midwest Bancorp Inc/IL	973,960

116,212	Flagstar Bancorp, Inc.	5,747,845

24,253	Flushing Financial Corp.	556,121

130,466	Fulton Financial Corp.	2,067,886

4,912	Great Southern Bancorp, Inc.	267,557

49,500	Great Western Bancorp, Inc.	1,532,520

26,289	Hanmi Financial Corp.	506,852

26,800	Heartland Financial USA, Inc.	1,260,404

53,824	Hilltop Holdings, Inc.	1,801,489

3,400	HomeTrust Bancshares, Inc.	94,588

106,500	Hope Bancorp, Inc.	1,468,635

14,791	Independent Bank Corp.	309,724

55,351	International Bancshares Corp.	2,318,100

5,636	Mercantile Bank Corp.	175,843

4,348	Merchants Bancorp	159,441

11,928	Meridian Bancorp, Inc.	247,864

2,600	MidWestOne Financial Group, Inc.	76,336

21,126	NBT Bancorp, Inc.	757,578

16,484	Northfield Bancorp, Inc.	278,580

89,680	OFG Bancorp	2,135,281

54,985	Old National Bancorp	916,050

2,496	Origin Bancorp, Inc.	102,710

17,141	PacWest Bancorp	729,350

12,500	Popular, Inc.	949,250

Shares	Description	Value ($)

	Banks — continued

22,528	Premier Financial Corp.	684,851

49,911	Provident Financial Services, Inc.	1,101,536

7,000	QCR Holdings, Inc.	363,650

22,100	Radian Group, Inc.	522,223

5,395	RBB Bancorp	138,867

2,013	Republic Bancorp, Inc. – Class A	100,912

1,890	Sierra Bancorp	48,044

19,229	Texas Capital Bancshares, Inc.*	1,307,380

27,696	Towne Bank	843,897

19,886	TriCo Bancshares	786,491

12,720	TrustCo Bank Corp. NY	408,185

39,343	Trustmark Corp.	1,244,026

12,729	Univest Financial Corp.	344,701

39,600	Washington Federal, Inc.	1,318,680

4,899	Washington Trust Bancorp, Inc.	260,921

38,567	Waterstone Financial, Inc.	782,139

4,200	WesBanco, Inc.	142,800

47,089	Wintrust Financial Corp.	3,524,141

	Total Banks	56,019,690

	Capital Goods — 12.1%

16,598	Apogee Enterprises, Inc.	713,382

19,171	Applied Industrial Technologies, Inc.	1,702,576

28,500	Atkore, Inc.*	2,643,945

3,100	Boise Cascade Co.	179,335

5,300	Comfort Systems USA, Inc.	402,694

19,081	Ducommun, Inc.*	1,005,569

5,921	EMCOR Group, Inc.	719,401

65,700	Gates Industrial Corp Plc*	1,076,166

348	Hurco Cos, Inc.	11,613

20,370	Hyster-Yale Materials Handling, Inc.	1,193,886

10,547	Insteel Industries, Inc.	390,239

6,068	Miller Industries, Inc.	225,851

51,019	Moog, Inc. – Class A	4,052,949

49,655	Mueller Industries, Inc.	2,215,110

700	MYR Group, Inc.*	72,807

11,352	Park-Ohio Holdings Corp.	292,655

2,496	Preformed Line Products Co.	175,020

78,395	Primoris Services Corp.	2,014,751

15,300	Quanex Building Products Corp.	360,468

133,035	Resideo Technologies, Inc.*	4,289,048

1,600	Tennant Co.	118,368

28,125	Terex Corp.	1,435,781

25,226	Tutor Perini Corp.*	363,759

77,619	UFP Industries, Inc.	5,827,635

36,548	Vectrus, Inc.*	1,838,730

20,235	Veritiv Corp.*	1,814,472

	Total Capital Goods	35,136,210

See accompanying notes to the financial statements.	47

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — 7.6%

240,749	ACCO Brands Corp.	2,255,818

73,735	Brady Corp. – Class A	3,932,287

8,180	CRA International, Inc.	760,658

43,979	Deluxe Corp.	1,686,595

4,700	GP Strategies Corp.*	97,196

17,471	Heidrick & Struggles International, Inc.	755,097

57,735	Herman Miller, Inc.	2,426,602

30,534	HNI Corp.	1,156,933

1,700	Huron Consulting Group, Inc.*	83,929

10,300	ICF International, Inc.	964,698

48,318	Interface, Inc.	694,813

44,200	Kelly Services, Inc. – Class A	859,248

18,518	Kforce, Inc.	1,081,822

77,773	Kimball International, Inc. – Class B	969,829

19,160	Matthews International Corp. – Class A	709,495

16,700	Pitney Bowes, Inc.	124,749

48,790	Resources Connection, Inc.	770,882

59,800	RR Donnelley & Sons Co.*	293,618

159,893	Steelcase, Inc. – Class A	2,252,892

13,093	TrueBlue, Inc.*	357,832

	Total Commercial & Professional Services	22,234,993

	Consumer Durables & Apparel — 6.5%

11,200	Bassett Furniture Industries, Inc.	240,688

4,600	Century Communities, Inc.	322,460

4,852	Clarus Corp.	131,441

109,977	Ethan Allen Interiors, Inc.	2,641,647

73,233	G-III Apparel Group Ltd.*	2,265,097

8,846	Hooker Furniture Corp.	275,641

4,922	Johnson Outdoors, Inc. – Class A	564,996

42,591	La-Z-Boy, Inc.	1,491,111

53,045	MDC Holdings, Inc.	2,771,601

42,435	Movado Group, Inc.	1,533,601

3,592	Rocky Brands, Inc.	178,451

17,900	Taylor Morrison Home Corp.*	502,811

212,292	TRI Pointe Homes, Inc.*	5,046,181

4,769	Universal Electronics, Inc.*	240,930

64,551	Vera Bradley, Inc.*	739,754

	Total Consumer Durables & Apparel	18,946,410

	Consumer Services — 0.3%

19,600	Adtalem Global Education, Inc.*	725,200

52	Graham Holdings Co. – Class B	32,074

20,100	Lincoln Educational Services Corp.*	128,841

	Total Consumer Services	886,115

	Diversified Financials — 5.5%

13,000	Cowen, Inc. – Class A	468,520

105,271	Curo Group Holdings Corp.	1,723,286

1,208	Diamond Hill Investment Group, Inc.	221,100

Shares	Description	Value ($)

	Diversified Financials — continued

92,104	Donnelley Financial Solutions, Inc.*	3,071,668

147,509	Enova International, Inc.*	4,864,847

108,702	Federated Hermes, Inc.	3,677,389

8,000	Nelnet, Inc. – Class A	647,040

2,800	Oppenheimer Holdings, Inc. – Class A	130,452

5,300	Regional Management Corp.	314,979

3,200	Sculptor Capital Management, Inc.	90,560

1,300	StoneX Group, Inc.*	90,597

10,000	Victory Capital Holdings, Inc. – Class A	350,300

14,814	Westwood Holdings Group, Inc.	330,056

	Total Diversified Financials	15,980,794

	Energy — 3.5%

47,260	Evolution Petroleum Corp.	197,074

18,031	Geospace Technologies Corp.*	175,803

199,892	SM Energy Co.	3,817,937

56,800	W&T Offshore, Inc.*	185,168

175,397	World Fuel Services Corp.	5,675,847

	Total Energy	10,051,829

	Food & Staples Retailing — 0.4%

2,301	Ingles Markets, Inc. – Class A	156,215

36,609	SpartanNash Co.	787,093

2,800	Village Super Market, Inc. – Class A	62,692

4,600	Weis Markets, Inc.	261,970

	Total Food & Staples Retailing	1,267,970

	Food, Beverage & Tobacco — 1.3%

5,144	Seneca Foods Corp. – Class A*	251,902

1,600	Turning Point Brands, Inc.	79,616

62,959	Universal Corp.	3,185,725

19,900	Vector Group Ltd.	298,898

	Total Food, Beverage & Tobacco	3,816,141

	Health Care Equipment & Services — 1.2%

53,500	Brookdale Senior Living, Inc.*	390,550

21,600	Cross Country Healthcare, Inc.*	469,800

12,319	FONAR Corp.*	214,967

10,459	LENSAR, Inc.*	92,876

29,917	Meridian Bioscience, Inc.*	605,520

21,700	Select Medical Holdings Corp.	750,169

13,714	Triple-S Management Corp. – Class B*	486,847

14,600	Varex Imaging Corp.*	425,882

	Total Health Care Equipment & Services	3,436,611

	Household & Personal Products — 0.1%

29,143	Lifevantage Corp.*	226,441

	Insurance — 2.0%

5,700	American National Group, Inc.	1,097,250

48	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

23,900	First American Financial Corp.	1,685,667

49,500	Genworth Financial, Inc. – Class A*	185,625

41,590	Stewart Information Services Corp.	2,618,090

7,600	Universal Insurance Holdings, Inc.	108,224

	Total Insurance	5,694,856

	Materials — 5.0%

29,648	AdvanSix, Inc.*	1,082,152

11,608	American Vanguard Corp.	177,951

8,800	Avient Corp.	458,392

38,600	Cabot Corp.	2,061,240

24,219	Koppers Holdings, Inc.*	796,805

44,180	Mercer International, Inc.	502,768

16,259	Neenah, Inc.	819,291

3,100	NewMarket Corp.	1,084,163

30,200	Schnitzer Steel Industries, Inc. – Class A	1,428,762

76,224	Schweitzer-Mauduit International, Inc.	2,917,093

63,443	Trinseo SA	3,294,595

	Total Materials	14,623,212

	Media & Entertainment — 2.3%

11,500	AMC Networks, Inc.– Class A*	546,595

59,951	Cars.com, Inc.*	762,577

60,383	DHI Group, Inc.*	272,327

3,300	iHeartMedia, Inc. – Class A*	82,104

103,189	Liberty TripAdvisor Holdings, Inc. – Class A*	385,927

6,200	Scholastic Corp.	206,088

13,144	Sciplay Corp. – Class A*	245,924

244,990	TEGNA, Inc.	4,341,223

	Total Media & Entertainment	6,842,765

	Pharmaceuticals, Biotechnology & Life Sciences — 2.3%

46,719	Kezar Life Sciences, Inc.*	355,999

107,320	Prestige Consumer Healthcare, Inc.*	6,159,095

4,500	Supernus Pharmaceuticals, Inc.*	123,885

	Total Pharmaceuticals, Biotechnology & Life Sciences	6,638,979

	Real Estate — 6.5%

12,700	Cedar Realty Trust, Inc. (REIT)	220,853

14,975	Chatham Lodging Trust (REIT)*	179,700

78,509	CorePoint Lodging, Inc. (REIT)*	1,135,240

19,081	Five Point Holdings LLC – Class A*	152,457

17,870	Forestar Group, Inc.*	371,517

455,485	GEO Group, Inc. (The) (REIT)	3,530,009

2,600	Marcus & Millichap, Inc.*	101,972

367,014	Newmark Group, Inc. – Class A	4,998,731

67,600	Piedmont Office Realty Trust, Inc. – Class A (REIT)	1,204,632

27,200	PotlatchDeltic Corp. (REIT)	1,413,040

271,082	Realogy Holdings Corp.*	4,757,489

Shares	Description	Value ($)

	Real Estate — continued

18,251	Service Properties Trust (REIT)	208,609

3,400	Urstadt Biddle Properties, Inc. – Class A (REIT)	64,872

24,823	Xenia Hotels & Resorts, Inc. (REIT)*	432,417

	Total Real Estate	18,771,538

	Retailing — 11.8%

86,000	Abercrombie & Fitch Co. – Class A*	3,075,360

4,531	Asbury Automotive Group, Inc.*	843,854

14,020	Cato Corp. (The) – Class A	241,985

61,671	Core-Mark Holding Co., Inc.	2,836,866

38,887	Genesco, Inc.*	2,412,161

32,594	Group 1 Automotive, Inc.	5,392,352

63,694	Haverty Furniture Cos, Inc.	2,269,417

49,213	Penske Automotive Group, Inc.	4,425,725

97,096	Shoe Carnival, Inc.	3,716,835

64,200	Signet Jewelers Ltd.	5,084,640

31,934	Sleep Number Corp.*	2,954,214

2,094	Weyco Group, Inc.	48,099

25,201	Zumiez, Inc.*	1,012,828

	Total Retailing	34,314,336

	Semiconductors & Semiconductor Equipment — 0.3%

12,000	Kulicke & Soffa Industries, Inc.	842,280

	Software & Services — 0.0%

738	BM Technologies, Inc.*	7,188

	Technology Hardware & Equipment — 7.9%

56,790	ADTRAN, Inc.	1,173,281

15,000	Avid Technology, Inc.*	387,150

113,913	Avnet, Inc.	4,608,920

35,219	Benchmark Electronics, Inc.	951,970

34,861	CTS Corp.	1,222,924

24,800	Daktronics, Inc.*	151,032

4,500	DZS, Inc.*	62,145

3,452	Insight Enterprises, Inc.*	355,176

24,878	Kimball Electronics, Inc.*	601,301

32,609	Methode Electronics, Inc.	1,518,601

4,100	OSI Systems, Inc.*	405,654

900	Plexus Corp.*	82,647

8,600	Quantum Corp.*	53,664

80,245	Sanmina Corp.*	3,168,073

5,153	ScanSource, Inc.*	183,344

12,444	Super Micro Computer, Inc.*	454,704

166,500	Vishay Intertechnology, Inc.	3,658,005

178,022	Xerox Holdings Corp.	4,007,275

	Total Technology Hardware & Equipment	23,045,866

	Telecommunication Services — 2.0%

26,366	IDT Corp. – Class B*	1,146,394

91,721	Spok Holdings, Inc.	908,955

See accompanying notes to the financial statements.	49

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Telecommunication Services — continued

169,432	Telephone & Data Systems, Inc.	3,442,858

8,852	United States Cellular Corp. *	282,821

	Total Telecommunication Services	5,781,028

	TOTAL COMMON STOCKS (COST $243,953,592)	285,718,948

	MUTUAL FUNDS — 0.9%

	Affiliated Issuers — 0.9%

492,873	GMO U.S. Treasury Fund	2,484,079

	TOTAL MUTUAL FUNDS (COST $2,481,097)	2,484,079

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

731,931	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	731,931

	TOTAL SHORT-TERM INVESTMENTS (COST $731,931)	731,931

	TOTAL INVESTMENTS — 99.4% (Cost $247,200,062)	288,971,308

	Other Assets and Liabilities (net) — 0.6%	1,606,959

	TOTAL NET ASSETS — 100.0%	$290,578,267

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 15	E-mini Russell 2000 Index	September 2021	$1,703,400	$(3,488)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

50	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2021 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at August 31, 2021, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$19,976,703	$25,163,385	$8,367,850	$—

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	533,743,919	902,599,826	2,907,026,888	2,298,130,640

Foreign currency, at value (Note 2)(d)	264,154	4,709,455	18,417,160	555,408

Cash	1,143,279	—	160,000	—

Receivable for investments sold	4,334,207	5,612,261	89,289,286	—

Receivable for Fund shares sold	7,293,203	—	2,152,029	—

Dividends and interest receivable	292,358	496,736	8,450,759	8,259,379

Dividend withholding tax receivable	54,064	72,629	9,147	1,925,888

Foreign capital gains tax refund receivable (Note 2)	—	5,689,449	4,098,477	—

Due from broker (Note 2)	—	2,609,303	1,673,328	1,291,354

Receivable for variation margin on open futures contracts (Note 4)	—	159,167	6,470,450	—

Receivable for open OTC swap contracts (Note 4)	—	—	2,121,883	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	20,269	10,957	106,251	62,383

Total assets	567,122,156	947,123,168	3,048,343,508	2,310,225,052

Liabilities:

Payable for cash collateral from securities loaned (Note 2)	6,084,188	—	—	—

Payable for investments purchased	9,294,962	10,047,654	103,436,931	38

Payable for Fund shares repurchased	589,385	164,241	11,096,436	1,161,524

Accrued foreign capital gains tax payable (Note 2)	—	4,520,196	4,244,816	—

Payable for IRS closing agreement fees (Note 2)	—	—	—	49,512,686

Payable to affiliate for (Note 5):

Management fee	269,815	584,843	1,578,313	951,675

Shareholder service fee	67,454	99,811	234,506	192,196

Payable to agents unaffiliated with GMO	186	321	918	565

Payable for variation margin on open futures contracts (Note 4)	—	—	398,636	21,227

Payable to Trustees and related expenses	1,001	5,409	19,120	21,179

Accrued expenses	132,999	343,145	1,311,828	641,161

Miscellaneous payable	—	—	899,908	—

Total liabilities	16,439,990	15,765,620	123,221,412	52,502,251

Net assets	$550,682,166	$931,357,548	$2,925,122,096	$2,257,722,801

(a) Cost of investments – affiliated issuers:	$19,963,316	$25,160,104	$13,358,337	$—

(b) Cost of investments – unaffiliated issuers:	$485,343,554	$843,437,714	$2,731,589,207	$2,121,786,263

(c) Includes securities on loan at value (Note 2):	$43,982,270	$—	$18,748,263	$—

(d) Cost of foreign currency:	$264,144	$4,665,034	$18,158,360	$553,613

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Net assets consist of:

Paid-in capital	$465,509,017	$830,211,743	$3,821,177,250	$2,959,979,304

Distributable earnings (accumulated loss)	85,173,149	101,145,805	(896,055,154)	(702,256,503)

	$550,682,166	$931,357,548	$2,925,122,096	$2,257,722,801

Net assets attributable to:

Class II	$—	$289,644,319	$283,645,543	$6,042,963

Class III	$259,111,859	$—	$481,086,040	$396,367,657

Class IV	$—	$—	$—	$1,855,311,689

Class V	$—	$627,090,840	$—	$—

Class VI	$—	$—	$1,982,488,850	$—

Class R6	$90,599,544	$—	$43,179,887	$—

Class I	$200,970,763	$14,622,389	$134,721,776	$492

Shares outstanding:

Class II	—	10,907,600	7,624,576	242,272

Class III	7,572,824	—	12,892,703	15,689,002

Class IV	—	—	—	73,561,413

Class V	—	23,623,593	—	—

Class VI	—	—	53,705,577	—

Class R6	2,652,463	—	1,161,720	—

Class I	5,886,687	550,849	3,626,911	19

Net asset value per share:

Class II	$—	$26.55	$37.20	$24.94

Class III	$34.22	$—	$37.31	$25.26

Class IV	$—	$—	$—	$25.22

Class V	$—	$26.55	$—	$—

Class VI	$—	$—	$36.91	$—

Class R6	$34.16	$—	$37.17	$—

Class I	$34.14	$26.55	$37.15	$25.36

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$633,249	$9,830,961	$53,018,346

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	168,217,414	140,754,740	9,189,167,173	1,662,492,824

Foreign currency, at value (Note 2)(d)	—	91,727	16	2,468,742

Receivable for investments sold	367,657	—	—	228

Receivable for Fund shares sold	—	—	7,555,130	1,519,337

Dividends and interest receivable	193,219	144,038	9,405,707	4,090,457

Dividend withholding tax receivable	74,757	18,831	2,335,442	546,071

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,221	12,183	113,185	—

Total assets	168,862,268	141,654,768	9,218,407,614	1,724,136,005

Liabilities:

Payable for investments purchased	386,083	—	—	—

Payable for Fund shares repurchased	—	—	6,962,814	2,225,013

Accrued foreign capital gains tax payable (Note 2)	—	—	—	2,187,814

Payable to affiliate for (Note 5):

Management fee	70,712	40,096	2,555,386	720,055

Shareholder service fee	7,926	6,690	831,508	177,800

Payable to agents unaffiliated with GMO	73	56	2,759	515

Payable to Trustees and related expenses	357	541	39,417	2,846

Accrued expenses	87,588	69,477	724,391	161,113

Total liabilities	552,739	116,860	11,116,275	5,475,156

Net assets	$168,309,529	$141,537,908	$9,207,291,339	$1,718,660,849

(a) Cost of investments – affiliated issuers:	$—	$633,249	$9,752,901	$39,565,421

(b) Cost of investments – unaffiliated issuers:	$148,899,404	$105,402,872	$4,996,633,209	$1,419,384,333

(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$74,329,231

(d) Cost of foreign currency:	$—	$91,727	$16	$2,511,389

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund
Net assets consist of:

Paid-in capital	$146,480,949	$95,680,965	$4,824,368,103	$1,430,828,738

Distributable earnings (accumulated loss)	21,828,580	45,856,943	4,382,923,236	287,832,111

	$168,309,529	$141,537,908	$9,207,291,339	$1,718,660,849

Net assets attributable to:

Class III	$—	$—	$3,517,943,576	$302,345,493

Class IV	$—	$—	$1,117,220,686	$907,667,097

Class VI	$166,438,648	$141,448,189	$3,600,545,913	$—

Class R6	$—	$—	$495,460,999	$9,063,305

Class I	$1,870,881	$89,719	$476,120,165	$499,584,954

Shares outstanding:

Class III	—	—	115,192,564	10,637,207

Class IV	—	—	36,486,924	32,028,436

Class VI	7,301,890	4,984,849	117,868,732	—

Class R6	—	—	16,239,102	318,867

Class I	82,167	3,163	15,622,874	17,580,576

Net asset value per share:

Class III	$—	$—	$30.54	$28.42

Class IV	$—	$—	$30.62	$28.34

Class VI	$22.79	$28.38	$30.55	$—

Class R6	$—	$—	$30.51	$28.42

Class I	$22.77	$28.37	$30.48	$28.42

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,166,020	$1,151,569	$2,484,079

Investments in unaffiliated issuers, at value (Note 2)(b)	40,386,943	413,237,117	286,487,229

Foreign currency, at value (Note 2)(c)	49,407	—	—

Cash	—	1,681,973	1,400,000

Receivable for investments sold	8	—	—

Receivable for Fund shares sold	—	10,000,000	—

Dividends and interest receivable	131,558	625,132	379,873

Dividend withholding tax receivable	29,473	—	—

Foreign capital gains tax refund receivable (Note 2)	2,185	—	—

Due from broker (Note 2)	21,167	112,000	108,000

Receivable for variation margin on open futures contracts (Note 4)	—	—	3,450

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	21,298	14,773	—

Total assets	41,808,059	426,822,564	290,862,631

Liabilities:

Due to broker (Note 2)	38	35	4

Payable for Fund shares repurchased	—	1,600,000	100,000

Accrued foreign capital gains tax payable (Note 2)	1,410	—	—

Payable for IRS closing agreement fees (Note 2)	468,294	—	—

Payable to affiliate for (Note 5):

Management fee	17,469	108,534	75,928

Shareholder service fee	5,241	28,430	13,471

Payable to agents unaffiliated with GMO	15	97	87

Payable for variation margin on open futures contracts (Note 4)	330	1,932	—

Payable to Trustees and related expenses	252	2,923	3,281

Accrued expenses	167,157	95,413	91,593

Total liabilities	660,206	1,837,364	284,364

Net assets	$41,147,853	$424,985,200	$290,578,267

(a) Cost of investments – affiliated issuers:	$1,164,487	$1,149,284	$2,481,097

(b) Cost of investments – unaffiliated issuers:	$32,055,676	$335,451,301	$244,718,965

(c) Cost of foreign currency:	$49,080	$—	$—

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Net assets consist of:

Paid-in capital	$29,562,459	$297,946,194	$193,438,497

Distributable earnings (accumulated loss)	11,585,394	127,039,006	97,139,770

	$41,147,853	$424,985,200	$290,578,267

Net assets attributable to:

Class III	$41,147,853	$114,492,559	$—

Class VI	$—	$310,492,641	$290,578,267

Shares outstanding:

Class III	2,356,235	7,148,672	—

Class VI	—	19,588,892	11,198,268

Net asset value per share:

Class III	$17.46	$16.02	$—

Class VI	$—	$15.85	$25.95

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,815,675	$8,848,346	$84,664,192	$59,701,933

Dividends from affiliated issuers (Note 10)	8,124	7,160	—	—

Interest	—	5,821	116,063	20,214

Securities lending income from affiliated issuers (net)	124,620	—	—	—

Securities lending income (net)	157,273	—	154,436	—

Other income (Note 2)	—	—	1,239,899	2,391,503

Less: IRS closing agreement fees (Note 2)	—	—	—	(1,286,532)

Total investment income	4,105,692	8,861,327	86,174,590	60,827,118

Expenses:

Management fee (Note 5)	1,367,770	3,716,610	9,768,544	5,667,784

Shareholder service fee – Class II (Note 5)	—	334,444	322,483	6,683

Shareholder service fee – Class III (Note 5)	165,699	—	375,073	330,380

Shareholder service fee – Class IV (Note 5)	—	—	—	819,239

Shareholder service fee – Class V (Note 5)	—	284,263	40,320 *	—

Shareholder service fee – Class VI (Note 5)	—	—	540,958	—

Shareholder service fee – Class R6 (Note 5)	63,053	—	48,246	—

Shareholder service fee – Class I (Note 5)	113,190	20,021	117,249	— **

Audit and tax fees	42,840	52,863	77,778	58,048

Custodian, fund accounting agent and transfer agent fees	140,608	321,472	1,100,021	299,981

Legal fees	5,668	10,030	26,455	21,838

Registration fees	21,513	28,185	54,593	39,822

Trustees’ fees and related expenses (Note 5)	6,783	17,081	52,402	42,862

Miscellaneous	5,672	9,361	31,213	27,484

Total expenses	1,932,796	4,794,330	12,555,335	7,314,121

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(94,735)	(106,468)	(643,435)	(421,368)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(923)	(1,477)	—	—

Net expenses	1,837,138	4,686,385	11,911,900	6,892,753

Net investment income (loss)	2,268,554	4,174,942	74,262,690	53,934,365

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	46,865,316	55,408,853	99,929,504	148,699,610

Investments in affiliated issuers	(17,710)	(64,625)	—	—

Realized gain distributions from affiliated issuers (Note 10)	10,446	3,722	—	—

Futures contracts	—	(1,336,394)	13,164,622	(268,754)

Swap contracts	—	—	6,001,631	—

Foreign currency and foreign currency related transactions	(78,346)	(1,041,262)	(760,584)	(262,210)

Net realized gain (loss)	46,779,706	52,970,294	118,335,173	148,168,646

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(23,970,973)	(93,719,658)	(120,689,640)	16,374,834

Investments in affiliated issuers	13,387	3,281	1,393,444	—

Futures contracts	—	(245,438)	(24,020,020)	290,951

Swap contracts	—	—	1,896,557	—

Foreign currency and foreign currency related transactions	30,918	177,508	511,386	9,716

Net change in unrealized appreciation (depreciation)	(23,926,668)	(93,784,307)	(140,908,273)	16,675,501

Net realized and unrealized gain (loss)	22,853,038	(40,814,013)	(22,573,100)	164,844,147

Net increase (decrease) in net assets resulting from operations	$25,121,592	$(36,639,071)	$51,689,590	$218,778,512

(a) Withholding tax:	$198,833	$1,347,072	$10,834,257	$4,837,411

(b) Foreign capital gains tax on net realized gain (loss):	$22,896	$2,318,633	$1,322,252	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(26,624)	$2,133,056	$3,151,156	$—
*	Class V liquidated on April 29, 2021.
**	Period from May 24, 2021 (commencement of operation) through August 31, 2021.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,265,185	$1,922,667	$73,881,413	$30,163,219

Dividends from affiliated issuers (Note 10)	—	109	3,813	—

Interest	—	—	4,020,916	6,444

Securities lending income (net)	—	720	—	154,798

Total investment income	2,265,185	1,923,496	77,906,142	30,324,461

Expenses:

Management fee (Note 5)	421,424	244,843	13,916,485	3,493,172

Shareholder service fee – Class III (Note 5)	—	—	2,822,368	154,943

Shareholder service fee – Class IV (Note 5)	—	—	414,559	362,787

Shareholder service fee – Class VI (Note 5)	46,155	40,801	841,808	—

Shareholder service fee – Class R6 (Note 5)	—	—	316,599	4,358

Shareholder service fee – Class I (Note 5)	549 *	17 **	298,639	344,471

Organizational expenses	—	3,000	—	—

Audit and tax fees	33,270	32,523	67,912	39,759

Custodian, fund accounting agent and transfer agent fees	17,096	21,146	694,315	374,154

Legal fees	9,238	5,507	64,422	12,119

Registration fees	361	122	58,945	78,851

Trustees’ fees and related expenses (Note 5)	1,887	2,191	126,708	19,609

Miscellaneous	4,096	5,515	27,448	6,835

Total expenses	534,076	355,665	19,650,208	4,891,058

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(56,742)	(56,767)	(667,907)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(5)	(840)	—

Net expenses	477,334	298,893	18,981,461	4,891,058

Net investment income (loss)	1,787,851	1,624,603	58,924,681	25,433,403

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	6,440,387	10,930,055	142,713,216	42,902,571

Investments in affiliated issuers	—	(4,751)	—	2,066,197

Realized gain distributions from affiliated issuers (Note 10)	—	212	4,876	—

Foreign currency and foreign currency related transactions	(54,150)	15,613	49,340	74,486

Net realized gain (loss)	6,386,237	10,941,129	142,767,432	45,043,254

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(1,094,536)	(759,460)	1,269,380,211	(24,190,875)

Investments in affiliated issuers	—	—	—	13,452,925

Foreign currency and foreign currency related transactions	2,863	(351)	(131,429)	(22,241)

Net change in unrealized appreciation (depreciation)	(1,091,673)	(759,811)	1,269,248,782	(10,760,191)

Net realized and unrealized gain (loss)	5,294,564	10,181,318	1,412,016,214	34,283,063

Net increase (decrease) in net assets resulting from operations	$7,082,415	$11,805,921	$1,470,940,895	$59,716,466

(a) Withholding tax:	$251,685	$62,041	$2,276,714	$1,611,689

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$—	$489,839

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$—	$362,784

* Period from June 7, 2021 (commencement of operations) through August 31, 2021.

** Period from July 16, 2021 (commencement of operations) through August 31, 2021.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,046,230	$3,326,220	$2,655,614

Dividends from affiliated issuers (Note 10)	352	1,880	1,441

Interest	45,909	—	—

Other income (Note 2)	590,688	—	—

Less: IRS closing agreement fees (Note 2)	(468,294)	—	—

Total investment income	1,214,885	3,328,100	2,657,055

Expenses:

Management fee (Note 5)	104,689	583,531	501,294

Shareholder service fee – Class III (Note 5)	31,407	84,861	—

Shareholder service fee – Class VI (Note 5)	—	72,414	88,939

Audit and tax fees	63,471	29,577	27,786

Custodian, fund accounting agent and transfer agent fees	50,946	34,731	41,065

Legal fees	47,220 *	5,462	6,646

Registration fees	2,508	12,931	952

Trustees’ fees and related expenses (Note 5)	710	6,517	6,870

Miscellaneous	16,013 **	3,199	2,954

Total expenses	316,964	833,223	676,506

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(106,255)	(82,836)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	(48)	(400)	(9)

Net expenses	210,661	749,987	676,497

Net investment income (loss)	1,004,224	2,578,113	1,980,558

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	4,957,488	47,800,852	53,758,431

Investments in affiliated issuers	(636)	18,988	—

Realized gain distributions from affiliated issuers (Note 10)	454	2,406	2,515

Futures contracts	32,704	653,471	19,813

Foreign currency and foreign currency related transactions	(1,945)	—	—

Net realized gain (loss)	4,988,065	48,475,717	53,780,759

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(2,190,916)	11,555,038	(14,033,504)

Investments in affiliated issuers	1,491	2,285	2,982

Futures contracts	(5,754)	23,687	105,732

Foreign currency and foreign currency related transactions	(4,446)	—	—

Net change in unrealized appreciation (depreciation)	(2,199,625)	11,581,010	(13,924,790)

Net realized and unrealized gain (loss)	2,788,440	60,056,727	39,855,969

Net increase (decrease) in net assets resulting from operations	$3,792,664	$62,634,840	$41,836,527

(a) Withholding tax:	$91,763	$474	$4,340

(b) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$136	$—	$—

* Includes $44,625 of legal fees which are contingent in nature and attributed to EU tax reclaims (See Note 2).

** Includes $13,396 of pricing related fees.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,268,554	$2,313,784	$4,174,942	$7,624,834

Net realized gain (loss)	46,779,706	33,276,767	52,970,294	92,893,737

Change in net unrealized appreciation (depreciation)	(23,926,668)	71,640,346	(93,784,307)	152,551,097

Net increase (decrease) in net assets from operations	25,121,592	107,230,897	(36,639,071)	253,069,668

Distributions to shareholders:

Class II	—	—	(679,355)	(1,859,130)

Class III	(15,024,425)	(9,171,238)	—	(84,526)*

Class V	—	—	(1,854,001)	(5,157,641)

Class VI	—	—	—	—

Class R6	(5,379,610)	(2,822,175)	—	—

Class I	(10,190,684)	(1,789,912)	(47,543)	— **

Total distributions	(30,594,719)	(13,783,325)	(2,580,899)	(7,101,297)

Net share transactions (Note 9):

Class II	—	—	(8,185,102)	(60,686,694)

Class III	84,021,473	(6,186,295)	—	(97,209,926)*

Class V	—	—	(44,575,108)	(42,006,078)

Class VI	—	—	—	—

Class R6	16,209,266	54,335,435	—	—

Class I	104,043,088	87,130,973	(2,968,845)	19,375,366 **

Increase (decrease) in net assets resulting from net share transactions	204,273,827	135,280,113	(55,729,055)	(180,527,332)

Total increase (decrease) in net assets	198,800,700	228,727,685	(94,949,025)	65,441,039

Net assets:

Beginning of period	351,881,466	123,153,781	1,026,306,573	960,865,534

End of period	$550,682,166	$351,881,466	$931,357,548	$1,026,306,573

* Class III liquidated on January 22, 2021.

** Period from January 22, 2021 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$74,262,690	$78,474,906	$53,934,365	$97,335,937

Net realized gain (loss)	118,335,173	141,192,809	148,168,646	50,571,653

Change in net unrealized appreciation (depreciation)	(140,908,273)	413,173,731	16,675,501	318,580,148

Net increase (decrease) in net assets from operations	51,689,590	632,841,446	218,778,512	466,487,738

Distributions to shareholders:

Class II	(725,648)	(12,199,534)	(105,615)	(236,321)

Class III	(1,306,116)	(17,045,072)	(7,667,243)	(20,929,248)

Class IV	—	—	(30,999,301)	(91,693,467)

Class V	— *	(5,655,265)	—	—

Class VI	(6,503,925)	(76,765,259)	—	—

Class R6	(109,405)	(936,435)**	—	—

Class I	(293,279)	(1,295,377)	— ***	—

Total distributions	(8,938,373)	(113,896,942)	(38,772,159)	(112,859,036)

Net share transactions (Note 9):

Class II	(11,792,240)	(168,183,437)	38,120	(5,323,954)

Class III	(27,720,476)	89,373,406	(62,471,673)	(100,462,179)

Class IV	—	—	(54,414,174)	(1,100,892,967)

Class V	(315,869,299)*	80,614,160	—	—

Class VI	172,587,389	(740,332,831)	—	—

Class R6	(1,051,011)	36,659,585 **	—	—

Class I	53,676,165	60,222,895	500 ***	—

Increase (decrease) in net assets resulting from net share transactions	(130,169,472)	(641,646,222)	(116,847,227)	(1,206,679,100)

Total increase (decrease) in net assets	(87,418,255)	(122,701,718)	63,159,126	(853,050,398)

Net assets:

Beginning of period	3,012,540,351	3,135,242,069	2,194,563,675	3,047,614,073

End of period	$2,925,122,096	$3,012,540,351	$2,257,722,801	$2,194,563,675

* Class V liquidated on April 29, 2021.

** Period from March 31, 2020 (commencement of operations) through February 28, 2021.

*** Period from May 24, 2021 (commencement of operations) through August 31, 2021.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Japan Value Creation Fund		Quality Cyclicals Fund (formerly Cyclical Focus Fund)
	Six Months Ended August 31, 2021 (Unaudited)	Period from September 14, 2020 (commencement of operations) through February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Period from May 12, 2020 (commencement of operations) through February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,787,851	$1,196,636	$1,624,603	$1,985,274

Net realized gain (loss)	6,386,237	6,318,091	10,941,129	17,779,535

Change in net unrealized appreciation (depreciation)	(1,091,673)	20,406,998	(759,811)	36,112,885

Net increase (decrease) in net assets from operations	7,082,415	27,921,725	11,805,921	55,877,694

Distributions to shareholders:

Class VI	(10,986,099)	(2,070,899)	(14,310,820)	(7,515,852)

Class R6	—	—	—	—

Class I	(118,562)*	—	— **	—

Total distributions	(11,104,661)	(2,070,899)	(14,310,820)	(7,515,852)

Net share transactions (Note 9):

Class VI	6,485,569	138,021,194	1,964,035	93,626,955

Class R6	—	—	—	—

Class I	1,974,186 *	—	89,975 **	—

Increase (decrease) in net assets resulting from net share transactions	8,459,755	138,021,194	2,054,010	93,626,955

Total increase (decrease) in net assets	4,437,509	163,872,020	(450,889)	141,988,797

Net assets:

Beginning of period	163,872,020	—	141,988,797	—

End of period	$168,309,529	$163,872,020	$141,537,908	$141,988,797

* Period from June 7, 2021 (commencement of operations) through August 31, 2021.

** Period from July 16, 2021 (commencement of operations) through August 31, 2021.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resources Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$58,924,681	$91,756,243	$25,433,403	$14,439,450

Net realized gain (loss)	142,767,432	799,447,332	45,043,254	61,197,799

Change in net unrealized appreciation (depreciation)	1,269,248,782	949,979,968	(10,760,191)	277,875,438

Net increase (decrease) in net assets from operations	1,470,940,895	1,841,183,543	59,716,466	353,512,687

Distributions to shareholders:

Class III	(71,914,602)	(448,796,803)	(8,879,820)	(13,864,334)

Class IV	(12,020,601)	(123,440,372)	(31,180,839)	(17,483,890)

Class V	—	—	—	—

Class VI	(59,981,446)	(317,805,859)	—	—

Class R6	(8,660,021)	(13,858,740)	(220,946)	—	*

Class I	(7,727,196)	(21,984,988)	(16,777,485)	—	*

Total distributions	(160,303,866)	(925,886,762)	(57,059,090)	(31,348,224)

Net share transactions (Note 9):

Class III	(603,436,925)	(122,543,739)	206,471,545	(255,982,659)

Class IV	236,485,694	(221,988,939)	380,635,998	52,674,305

Class V	—	—	—	—

Class VI	679,164,029	70,585,435	—	—

Class R6	102,369,030	242,131,286	6,484,831	2,547,139	*

Class I	113,167,384	202,555,586	123,594,841	364,577,456	*

Increase (decrease) in net assets resulting from net share transactions	527,749,212	170,739,629	717,187,215	163,816,241

Total increase (decrease) in net assets	1,838,386,241	1,086,036,410	719,844,591	485,980,704

Net assets:

Beginning of period	7,368,905,098	6,282,868,688	998,816,258	512,835,554

End of period	$9,207,291,339	$7,368,905,098	$1,718,660,849	$998,816,258

* Period from January 22, 2021 (commencement of operations) through February 28, 2021.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Tax-Managed International Equities Fund		U.S. Equity Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,004,224	$972,230	$2,578,113	$5,802,364

Net realized gain (loss)	4,988,065	2,843,717	48,475,717	40,584,781

Change in net unrealized appreciation (depreciation)	(2,199,625)	5,048,731	11,581,010	58,549,878

Net increase (decrease) in net assets from operations	3,792,664	8,864,678	62,634,840	104,937,023

Distributions to shareholders:

Class III	(185,252)	(882,340)	(6,908,677)	(8,735,355)

Class VI	—	—	(16,154,361)	(26,985,388)

Total distributions	(185,252)	(882,340)	(23,063,038)	(35,720,743)

Net share transactions (Note 9):

Class III	(1,419,119)	(5,250,369)	(3,102,200)	2,522,212

Class VI	—	—	37,313,175	(169,966,891)

Increase (decrease) in net assets resulting from net share transactions	(1,419,119)	(5,250,369)	34,210,975	(167,444,679)

Total increase (decrease) in net assets	2,188,293	2,731,969	73,782,777	(98,228,399)

Net assets:

Beginning of period	38,959,560	36,227,591	351,202,423	449,430,822

End of period	$41,147,853	$38,959,560	$424,985,200	$351,202,423

See accompanying notes to the financial statements.	65

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small Cap Value Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,980,558	$6,865,015

Net realized gain (loss)	53,780,759	40,908,019

Change in net unrealized appreciation (depreciation)	(13,924,790)	102,509,169

Net increase (decrease) in net assets from operations	41,836,527	150,282,203

Distributions to shareholders:

Class VI	(17,956,624)	(6,891,863)

Total distributions	(17,956,624)	(6,891,863)

Net share transactions (Note 9):

Class VI	(105,799,276)	(186,401,008)

Increase (decrease) in net assets resulting from net share transactions	(105,799,276)	(186,401,008)

Total increase (decrease) in net assets	(81,919,373)	(43,010,668)

Net assets:

Beginning of period	372,497,640	415,508,308

End of period	$290,578,267	$372,497,640

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,					Period from April 5, 2017 (commencement of operations) through February 28, 2018
			2021		2020		2019
Net asset value, beginning of period	$34.39		$22.36		$22.04		$23.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.35		0.41		0.36	0.23
Net realized and unrealized gain (loss)	1.81		13.43		0.87		(1.61)	4.41

Total from investment operations	1.99		13.78		1.28		(1.25)	4.64

Less distributions to shareholders:
From net investment income	(0.21)		(0.30)		(0.45)		(0.26)	(0.22)
From net realized gains	(1.95)		(1.45)		(0.51)		(0.26)	(0.61)

Total distributions	(2.16)		(1.75)		(0.96)		(0.52)	(0.83)

Net asset value, end of period	$34.22		$34.39		$22.36		$22.04	$23.81

Total Return(b)	5.88	%**	63.84%		5.66%		(5.22)%	23.28	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,112		$178,223		$121,062		$113,000	$26,694
Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.77%		0.75%	0.78	%*
Net investment income (loss) to average daily net assets(a)	1.02	%*	1.39%		1.84%		1.61%	1.09	%*
Portfolio turnover rate(d)	51	%**	84%		62%		29%	44	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*	0.13	%(e)	0.16	%(e)	0.26%	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 87%, 145%, 173%, 121% and 174%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from January 16, 2020 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$34.33		$22.36		$24.55

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.31		0.01
Net realized and unrealized gain (loss)	1.80		13.43		(2.20)

Total from investment operations	1.98		13.74		(2.19)

Less distributions to shareholders:
From net investment income	(0.20)		(0.32)		—
From net realized gains	(1.95)		(1.45)		—

Total distributions	(2.15)		(1.77)		—

Net asset value, end of period	$34.16		$34.33		$22.36

Total Return(b)	5.88	%**	63.71%		(8.92	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,600		$74,961		$1,129
Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.77	%*
Net investment income (loss) to average daily net assets(a)	1.05	%*	1.04%		0.40	%*
Portfolio turnover rate(d)	51	%**	84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*	0.11	%(e)	0.23	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended August 31, 2021 and the years ended February 28, 2021 and February 28, 2020, including transactions in USTF, was 87%, 145% and 173%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from February 25, 2020 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$34.33		$22.36		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.21		0.01
Net realized and unrealized gain (loss)	1.80		13.53		(1.02)

Total from investment operations	1.96		13.74		(1.01)

Less distributions to shareholders:
From net investment income	(0.20)		(0.32)		—
From net realized gains	(1.95)		(1.45)		—

Total distributions	(2.15)		(1.77)		—

Net asset value, end of period	$34.14		$34.33		$22.36

Total Return(b)	5.81	%**	63.67%		(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$200,971		$98,697		$962
Net expenses to average daily net assets(c)	0.87	%*	0.87%		0.87	%*
Net investment income (loss) to average daily net assets(a)	0.93	%*	0.66%		1.93	%*
Portfolio turnover rate(d)	51	%**	84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*	0.11	%(e)	0.43	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 87%, 145% and 173%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$27.68		$21.14		$21.61		$28.86		$22.64		$19.36

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.17		0.40		0.24		0.25		0.25
Net realized and unrealized gain (loss)	(1.17)		6.53		0.18		(4.58)		6.33		3.68

Total from investment operations	(1.07)		6.70		0.58		(4.34)		6.58		3.93

Less distributions to shareholders:
From net investment income	(0.06)		(0.16)		(1.05)		(0.17)		(0.36)		(0.65)
From net realized gains	—		—		—		(2.74)		—		—

Total distributions	(0.06)		(0.16)		(1.05)		(2.91)		(0.36)		(0.65)

Net asset value, end of period	$26.55		$27.68		$21.14		$21.61		$28.86		$22.64

Total Return(b)	(3.86	)%**	31.76%		2.39%		(15.48)%		29.10%		20.62%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289,644		$309,966		$292,418		$467,336		$700,211		$603,565
Net expenses to average daily net assets(c)	1.04	%*	1.03%		1.03%		1.04%		1.06%		1.06%
Net investment income (loss) to average daily net assets(a)	0.75	%*	0.73%		1.81%		1.00%		0.96%		1.12%
Portfolio turnover rate	104	%(d)**	216	%(d)	186	%(d)	238	%(d)	201	%(d)	227	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)	0.01%		0.02%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.05		$0.05		$0.03		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 124%, 236%, 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class V Shares
	Six Months Ended August 31, 2021 (Unaudited)		February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$27.66		$21.12		$21.60		$28.85		$22.62		$19.35

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.20		0.43		0.28		0.29		0.23
Net realized and unrealized gain (loss)	(1.15)		6.53		0.17		(4.60)		6.33		3.73

Total from investment operations	(1.03)		6.73		0.60		(4.32)		6.62		3.96

Less distributions to shareholders:
From net investment income	(0.08)		(0.19)		(1.08)		(0.19)		(0.39)		(0.69)
From net realized gains	—		—		—		(2.74)		—		—

Total distributions	(0.08)		(0.19)		(1.08)		(2.93)		(0.39)		(0.69)

Net asset value, end of period	$26.55		$27.66		$21.12		$21.60		$28.85		$22.62

Total Return(b)	(3.74	)%**	31.95%		2.50%		(15.37)%		29.31%		20.78%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$627,091		$697,864		$565,384		$755,613		$1,280,851		$948,052
Net expenses to average daily net assets(c)	0.90	%*	0.90%		0.89%		0.90%		0.92%		0.93%
Net investment income (loss) to average daily net assets(a)	0.89	%*	0.87%		1.94%		1.19%		1.09%		1.04%
Portfolio turnover rate	104	%(d)**	216	%(d)	186	%(d)	238	%(d)	201	%(d)	227	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)	0.01%		0.02%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.04		$0.05		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 124%, 236%, 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$27.67		$28.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.02
Net realized and unrealized gain (loss)	(1.15)		(1.23)

Total from investment operations	(1.05)		(1.21)

Less distributions to shareholders:
From net investment income	(0.07)		—
From net realized gains	—		—

Total distributions	(0.07)		—

Net asset value, end of period	$26.55		$27.67

Total Return(b)	(3.82	)%**	(4.19	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,622		$18,476
Net expenses to average daily net assets(c)	1.07	%*	1.04	%*
Net investment income (loss) to average daily net assets(a)	0.75	%*	0.82	%*
Portfolio turnover rate	104	%(d)**	216	%(d)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)*	0.08	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the year ended February 28, 2021, including transactions in USTF, was 124% and 236%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017(a)
Net asset value, beginning of period	$36.70		$30.75		$32.23		$36.42		$29.98		$22.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.92		0.86		1.13		1.01		0.75		0.57
Net realized and unrealized gain (loss)	(0.33)		6.36		(1.02)		(4.22)		6.58		7.22

Total from investment operations	0.59		7.22		0.11		(3.21)		7.33		7.79

Less distributions to shareholders:
From net investment income	(0.09)		(1.27)		(1.59)		(0.98)		(0.89)		(0.61)

Total distributions	(0.09)		(1.27)		(1.59)		(0.98)		(0.89)		(0.61)

Net asset value, end of period	$37.20		$36.70		$30.75		$32.23		$36.42		$29.98

Total Return(c)	1.61	%**	23.89%		(0.11)%		(8.57)%		24.66%		34.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,646		$291,833		$397,798		$451,720		$479,640		$498,564
Net expenses to average daily net assets(d)	0.92	%*	0.93%		0.93%		0.93%		0.96%		1.07%
Net investment income (loss) to average daily net assets(b)	4.89	%*	2.73%		3.44%		3.09%		2.25%		2.08%
Portfolio turnover rate	49	%**	102%		100	%(e)	98	%(e)	87	%(e)	62	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.07	%(f)	0.13	%(f)	0.13%		0.13%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.02		$0.08		$0.11		$0.09	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017(a)
Net asset value, beginning of period	$36.81		$30.84		$32.32		$36.51		$30.05		$22.83

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.92		0.76		1.21		1.01		0.72		0.57
Net realized and unrealized gain (loss)	(0.32)		6.51		(1.09)		(4.21)		6.64		7.27

Total from investment operations	0.60		7.27		0.12		(3.20)		7.36		7.84

Less distributions to shareholders:
From net investment income	(0.10)		(1.30)		(1.60)		(0.99)		(0.90)		(0.62)

Total distributions	(0.10)		(1.30)		(1.60)		(0.99)		(0.90)		(0.62)

Net asset value, end of period	$37.31		$36.81		$30.84		$32.32		$36.51		$30.05

Total Return(c)	1.63	%**	23.99%		(0.08)%		(8.51)%		24.71%		34.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$481,086		$501,907		$333,779		$277,824		$390,827		$301,786
Net expenses to average daily net assets(d)	0.87	%*	0.88%		0.88%		0.88%		0.91%		1.01%
Net investment income (loss) to average daily net assets(b)	4.85	%*	2.36%		3.68%		3.08%		2.14%		2.07%
Portfolio turnover rate	49	%**	102%		100	%(e)	98	%(e)	87	%(e)	62	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.04	%(f)	0.11	%(f)	0.11%		0.11%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.02		$0.08		$0.11		$0.09	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017(a)
Net asset value, beginning of period	$36.41		$30.52		$32.00		$36.16		$29.77		$22.62

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.96		0.87		1.23		1.06		0.78		0.63
Net realized and unrealized gain (loss)	(0.34)		6.36		(1.07)		(4.19)		6.56		7.17

Total from investment operations	0.62		7.23		0.16		(3.13)		7.34		7.80

Less distributions to shareholders:
From net investment income	(0.12)		(1.34)		(1.64)		(1.03)		(0.95)		(0.65)

Total distributions	(0.12)		(1.34)		(1.64)		(1.03)		(0.95)		(0.65)

Net asset value, end of period	$36.91		$36.41		$30.52		$32.00		$36.16		$29.77

Total Return(c)	1.70	%**	24.11%		0.05%		(8.39)%		24.90%		34.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,982,489		$1,787,607		$2,182,893		$2,685,798		$3,575,505		$3,524,022
Net expenses to average daily net assets(d)	0.74	%*	0.75%		0.75%		0.75%		0.78%		0.89%
Net investment income (loss) to average daily net assets(b)	5.16	%*	2.75%		3.76%		3.25%		2.36%		2.32%
Portfolio turnover rate	49	%**	102%		100	%(e)	98	%(e)	87	%(e)	62	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.08	%(f)	0.15	%(f)	0.14%		0.14%		0.06%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.02		$0.08		$0.11		$0.08	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from March 31, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$36.67		$26.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.91		0.72
Net realized and unrealized gain (loss)	(0.32)		11.20

Total from investment operations	0.59		11.92

Less distributions to shareholders:
From net investment income	(0.09)		(1.30)

Total distributions	(0.09)		(1.30)

Net asset value, end of period	$37.17		$36.67

Total Return(b)	1.62	%**	46.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,180		$43,664
Net expenses to average daily net assets(c)	0.92	%*	0.93	%*
Net investment income (loss) to average daily net assets(a)	4.84	%*	2.39	%*
Portfolio turnover rate	49	%**	102	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.05	%(d)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from January 14, 2020 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$36.66		$30.75		$35.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.97		0.52		0.00	(b)
Net realized and unrealized gain (loss)	(0.38)		6.68		(4.54)

Total from investment operations	0.59		7.20		(4.54)

Less distributions to shareholders:
From net investment income	(0.10)		(1.29)		—

Total distributions	(0.10)		(1.29)		—

Net asset value, end of period	$37.15		$36.66		$30.75

Total Return(c)	1.60	%**	23.83%		(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,722		$79,824		$16,158
Net expenses to average daily net assets(d)	0.97	%*	0.98%		0.94	%*
Net investment income (loss) to average daily net assets(a)	5.16	%*	1.55%		(0.05	)%*
Portfolio turnover rate	49	%**	102%		100	%(e)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.10	%(f)	0.19	%(f)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 29, 2020, including transactions in USTF, was 123%, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	77

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$23.04		$19.83		$20.08		$23.63		$20.18		$18.17

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57		0.75	(b)	0.72		0.57		0.41		0.70
Net realized and unrealized gain (loss)	1.77		3.46		(0.22)		(3.45)		3.78		2.07

Total from investment operations	2.34		4.21		0.50		(2.88)		4.19		2.77

Less distributions to shareholders:
From net investment income	(0.44)		(1.00)		(0.75)		(0.67)		(0.74)		(0.76)

Total distributions	(0.44)		(1.00)		(0.75)		(0.67)		(0.74)		(0.76)

Net asset value, end of period	$24.94		$23.04		$19.83		$20.08		$23.63		$20.18

Total Return(c)	10.16	%**	21.58	%(d)	2.19%		(12.07)%		20.85%		15.45%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,043		$5,546		$10,802		$18,202		$23,736		$10,302
Net expenses to average daily net assets(e)	0.73	%*	0.73%		0.73%		0.73%		0.72%		0.72%
Net investment income (loss) to average daily net assets(a)	4.56	%*	3.82	%(b)	3.52%		2.64%		1.77%		3.62%
Portfolio turnover rate	31	%**	48%		46	%(f)	41	%(f)	45	%(f)	27	%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03	%(g)	0.02%		0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $69,807, $6,194,610 and $27,980,578 in Class II, III and IV, respectively, related to income received for EU reclaims, net of IRS closing agreement fees, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 2.62%, 2.30%, and 2.49% in Class II, III and IV, respectively (See Note 2).

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

78	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$23.32		$20.09		$20.33		$23.92		$20.41		$18.38

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.60		0.75	(b)	0.70		0.57		0.61		0.63
Net realized and unrealized gain (loss)	1.78		3.51		(0.17)		(3.47)		3.64		2.19

Total from investment operations	2.38		4.26		0.53		(2.90)		4.25		2.82

Less distributions to shareholders:
From net investment income	(0.44)		(1.03)		(0.77)		(0.69)		(0.74)		(0.79)

Total distributions	(0.44)		(1.03)		(0.77)		(0.69)		(0.74)		(0.79)

Net asset value, end of period	$25.26		$23.32		$20.09		$20.33		$23.92		$20.41

Total Return(c)	10.23	%**	21.60	%(d)	2.29%		(12.02)%		20.96%		15.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$396,368		$423,332		$452,165		$507,195		$485,782		$731,060
Net expenses to average daily net assets(e)	0.66	%*	0.66%		0.66%		0.66%		0.65%		0.65%
Net investment income (loss) to average daily net assets(a)	4.69	%*	3.70	%(b)	3.36%		2.64%		2.68%		3.16%
Portfolio turnover rate	31	%**	48%		46	%(f)	41	%(f)	45	%(f)	27	%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03	%(g)	0.02%		0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $69,807, $6,194,610 and $27,980,578 in Class II, III and IV, respectively, related to income received for EU reclaims, net of IRS closing agreement fees, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 2.62%, 2.30%, and 2.49% in Class II, III and IV, respectively (See Note 2).

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	79

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$23.28		$20.05		$20.29		$23.87		$20.38		$18.36

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.61		0.77	(b)	0.74		0.63		0.56		0.63
Net realized and unrealized gain (loss)	1.78		3.50		(0.20)		(3.51)		3.69		2.19

Total from investment operations	2.39		4.27		0.54		(2.88)		4.25		2.82

Less distributions to shareholders:
From net investment income	(0.45)		(1.04)		(0.78)		(0.70)		(0.76)		(0.80)

Total distributions	(0.45)		(1.04)		(0.78)		(0.70)		(0.76)		(0.80)

Net asset value, end of period	$25.22		$23.28		$20.05		$20.29		$23.87		$20.38

Total Return(c)	10.27	%**	21.71	%(d)	2.34%		(11.95)%		20.98%		15.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,855,312		$1,765,686		$2,584,648		$3,156,760		$4,558,167		$5,072,024
Net expenses to average daily net assets(e)	0.60	%*	0.60%		0.60%		0.60%		0.59%		0.59%
Net investment income (loss) to average daily net assets(a)	4.77	%*	3.81	%(b)	3.53%		2.89%		2.45%		3.19%
Portfolio turnover rate	31	%**	48%		46	%(f)	41	%(f)	45	%(f)	27	%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%		0.03	%(g)	0.02%		0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $69,807, $6,194,610 and $27,980,578 in Class II, III and IV, respectively, related to income received for EU reclaims, net of IRS closing agreement fees, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 2.62%, 2.30%, and 2.49% in Class II, III and IV, respectively (See Note 2).

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

80	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Period from May 24, 2021 (commencement of operations) through August 31, 2021 (Unaudited)
Net asset value, beginning of period	$25.79

Income (loss) from investment operations:
Net investment income (loss) (a)†	0.17
Net realized and unrealized gain (loss)	(0.60)

Total from investment operations	(0.43)

Net asset value, end of period	$25.36

Total Return(b)	(1.67	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$0	(c)
Net expenses to average daily net assets(d)	0.82	%*
Net investment income (loss) to average daily net assets(a)	2.40	%*
Portfolio turnover rate	31	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Rounds to less than $1,000.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5)
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	81

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from September 14, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$23.47		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.17
Net realized and unrealized gain (loss)	0.68		3.59

Total from investment operations	0.94		3.76

Less distributions to shareholders:
From net investment income	(0.84)		(0.28)
From net realized gains	(0.78)		(0.01)

Total distributions	(1.62)		(0.29)

Net asset value, end of period	$22.79		$23.47

Total Return(b)	4.23	%**	18.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,439		$163,872
Net expenses to average daily net assets	0.57	%*	0.56	%*
Net investment income (loss) to average daily net assets(a)	2.13	%*	1.68	%*
Portfolio turnover rate	16	%**	28	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.23	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

82	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
	Period from June 7, 2021 (commencement of operations) through August 31, 2021 (Unaudited)
Net asset value, beginning of period	$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.01)
Net realized and unrealized gain (loss)	(0.54	)(b)

Total from investment operations	(0.55)

Less distributions to shareholders:
From net investment income	(0.85)
From net realized gains	(0.78)

Total distributions	(1.63)

Net asset value, end of period	$22.77

Total Return(c)	(2.01	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,871
Net expenses to average daily net assets	0.77	%*
Net investment income (loss) to average daily net assets(a)	(0.22	)%*
Portfolio turnover rate	16	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (FORMERLY CYCLICAL FOCUS FUND)

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from May 12, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$29.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34		0.38
Net realized and unrealized gain (loss)	2.15		10.23

Total from investment operations	2.49		10.61

Less distributions to shareholders:
From net investment income	(0.35)		(0.60)
From net realized gains	(2.82)		(0.95)

Total distributions	(3.17)		(1.55)

Net asset value, end of period	$28.38		$29.06

Total Return(b)	8.27	%**	53.56	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,448		$141,989
Net expenses to average daily net assets(c)	0.40	%*	0.40	%*
Net investment income (loss) to average daily net assets(a)	2.19	%*	1.92	%*
Portfolio turnover rate(d)	12	%**	65	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(e)*	0.20	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021 and the year ended February 28, 2021, including transactions in USTF was 14% and 70%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

84	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

QUALITY CYCLICALS FUND (FORMERLY CYCLICAL FOCUS FUND) (continued)

	Class I Shares
	Period from July 16, 2021 (commencement of operations) through August 31, 2021 (Unaudited)
Net asset value, beginning of period	$28.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06
Net realized and unrealized gain (loss)	(0.14	)(b)

Total from investment operations	(0.08)

Net asset value, end of period	$28.37

Total Return(c)	(0.28	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90
Net expenses to average daily net assets(d)	0.59	%*
Net investment income (loss) to average daily net assets(a)	1.71	%*
Portfolio turnover rate(e)	12	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(f)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, including transactions in USTF was 14%, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019	2018	2017
Net asset value, beginning of period	$25.98		$22.77		$22.28		$25.13	$22.05	$18.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.32		0.35		0.35	0.36	0.35
Net realized and unrealized gain (loss)	4.92		6.37		2.15		1.21	4.70	3.44

Total from investment operations	5.12		6.69		2.50		1.56	5.06	3.79

Less distributions to shareholders:
From net investment income	(0.05)		(0.35)		(0.36)		(0.39)	(0.41)	(0.35)
From net realized gains	(0.51)		(3.13)		(1.65)		(4.02)	(1.57)	(0.38)

Total distributions	(0.56)		(3.48)		(2.01)		(4.41)	(1.98)	(0.73)

Net asset value, end of period	$30.54		$25.98		$22.77		$22.28	$25.13	$22.05

Total Return(b)	19.76	%**	30.83%		10.64%		6.86%	23.32%	20.25%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,517,944		$3,519,473		$3,195,240		$3,065,461	$3,524,103	$3,587,627
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.48%		0.48%	0.48%	0.48%
Net investment income (loss) to average daily net assets(a)	1.38	%*	1.33%		1.44%		1.42%	1.48%	1.72%
Portfolio turnover rate(d)	5	%**	28%		17%		18%	10%	29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)	0.02%	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 5%, 28%, 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019	2018	2017
Net asset value, beginning of period	$26.04		$22.82		$22.32		$25.17	$22.08	$19.01

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.34		0.37		0.36	0.37	0.36
Net realized and unrealized gain (loss)	4.94		6.37		2.14		1.22	4.70	3.45

Total from investment operations	5.14		6.71		2.51		1.58	5.07	3.81

Less distributions to shareholders:
From net investment income	(0.05)		(0.36)		(0.36)		(0.41)	(0.41)	(0.36)
From net realized gains	(0.51)		(3.13)		(1.65)		(4.02)	(1.57)	(0.38)

Total distributions	(0.56)		(3.49)		(2.01)		(4.43)	(1.98)	(0.74)

Net asset value, end of period	$30.62		$26.04		$22.82		$22.32	$25.17	$22.08

Total Return(b)	19.79	%**	30.86%		10.70%		6.91%	23.37%	20.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,117,221		$750,632		$852,866		$1,139,024	$957,900	$1,222,874
Net expenses to average daily net assets(c)	0.44	%*	0.44%		0.44%		0.44%	0.44%	0.44%
Net investment income (loss) to average daily net assets(a)	1.35	%*	1.37%		1.52%		1.46%	1.53%	1.76%
Portfolio turnover rate(d)	5	%**	28%		17%		18%	10%	29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)	0.02%	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 5%, 28%, 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019	2018	2017
Net asset value, beginning of period	$25.98		$22.77		$22.28		$25.13	$22.05	$18.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.35		0.37		0.38	0.38	0.36
Net realized and unrealized gain (loss)	4.93		6.37		2.15		1.21	4.70	3.46

Total from investment operations	5.14		6.72		2.52		1.59	5.08	3.82

Less distributions to shareholders:
From net investment income	(0.06)		(0.38)		(0.38)		(0.42)	(0.43)	(0.38)
From net realized gains	(0.51)		(3.13)		(1.65)		(4.02)	(1.57)	(0.38)

Total distributions	(0.57)		(3.51)		(2.03)		(4.44)	(2.00)	(0.76)

Net asset value, end of period	$30.55		$25.98		$22.77		$22.28	$25.13	$22.05

Total Return(b)	19.85	%**	30.95%		10.73%		6.96%	23.43%	20.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,600,546		$2,465,066		$2,077,277		$2,227,287	$3,561,976	$3,359,025
Net expenses to average daily net assets(c)	0.39	%*	0.39%		0.39%		0.39%	0.39%	0.39%
Net investment income (loss) to average daily net assets(a)	1.45	%*	1.41%		1.55%		1.54%	1.57%	1.73%
Portfolio turnover rate(d)	5	%**	28%		17%		18%	10%	29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)	0.02%	0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 5%, 28%, 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from November 12, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$25.96		$22.76		$25.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.30		0.10
Net realized and unrealized gain (loss)	4.91		6.39		(0.83)

Total from investment operations	5.11		6.69		(0.73)

Less distributions to shareholders:
From net investment income	(0.05)		(0.36)		(0.32)
From net realized gains	(0.51)		(3.13)		(1.40)

Total distributions	(0.56)		(3.49)		(1.72)

Net asset value, end of period	$30.51		$25.96		$22.76

Total Return(b)	19.76	%**	30.81%		(3.39	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$495,461		$330,287		$77,375
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.49	%*
Net investment income (loss) to average daily net assets(a)	1.37	%*	1.22%		1.31	%*
Portfolio turnover rate(d)(d)(d)	5	%**	28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 5%, 28% and 17%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from September 26, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$25.93		$22.75		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.28		0.12
Net realized and unrealized gain (loss)	4.92		6.37		0.39

Total from investment operations	5.10		6.65		0.51

Less distributions to shareholders:
From net investment income	(0.04)		(0.34)		(0.31)
From net realized gains	(0.51)		(3.13)		(1.40)

Total distributions	(0.55)		(3.47)		(1.71)

Net asset value, end of period	$30.48		$25.93		$22.75

Total Return(b)	19.74	%**	30.66%		1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$476,120		$303,447		$80,110
Net expenses to average daily net assets(c)	0.58	%*	0.58%		0.57	%*
Net investment income (loss) to average daily net assets(a)	1.26	%*	1.12%		1.13	%*
Portfolio turnover rate(d)(d)(d)	5	%**	28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 5%, 28% and 17%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$27.81		$18.11		$20.31		$20.88		$17.31		$11.74

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.48		0.65		0.54		0.33		0.30
Net realized and unrealized gain (loss)	1.07		10.13		(2.22)		(0.37)		4.02		5.75

Total from investment operations	1.61		10.61		(1.57)		0.17		4.35		6.05

Less distributions to shareholders:
From net investment income	(0.37)		(0.47)		(0.63)		(0.74)		(0.78)		(0.48)
From net realized gains	(0.63)		(0.44)		—		—		—		—

Total distributions	(1.00)		(0.91)		(0.63)		(0.74)		(0.78)		(0.48)

Net asset value, end of period	$28.42		$27.81		$18.11		$20.31		$20.88		$17.31

Total Return(b)	5.79	%**	59.36%		(8.14)%		0.99%		26.00%		51.75%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302,345		$96,091		$201,320		$169,523		$54,037		$22,562
Net expenses to average daily net assets(c)	0.69	%*	0.72%		0.73%		0.74	%(d)	0.76	%(d)	0.77%
Net investment income (loss) to average daily net assets(e)	3.67	%*	2.44%		3.24%		2.68%		1.77%		1.99%
Portfolio turnover rate(f)	29	%**	86%		37%		35%		48%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(g)(h)	0.00	%(g)(h)	—		0.06%		0.10%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.01		$0.02		$0.05		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 29%, 89%, 101%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
(h)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$27.73		$18.06		$20.24		$20.81		$17.25		$11.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.47		0.68		0.62		0.38		0.34
Net realized and unrealized gain (loss)	1.08		10.12		(2.22)		(0.46)		3.97		5.68

Total from investment operations	1.62		10.59		(1.54)		0.16		4.35		6.02

Less distributions to shareholders:
From net investment income	(0.38)		(0.48)		(0.64)		(0.73)		(0.79)		(0.48)
From net realized gains	(0.63)		(0.44)		—		—		—		—

Total distributions	(1.01)		(0.92)		(0.64)		(0.73)		(0.79)		(0.48)

Net asset value, end of period	$28.34		$27.73		$18.06		$20.24		$20.81		$17.25

Total Return(b)	5.82	%**	59.42%		(8.03)%		0.98%		26.12%		51.72%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$907,667		$531,006		$311,515		$336,954		$296,196		$190,260
Net expenses to average daily net assets(c)	0.64	%*	0.67%		0.68%		0.70	%(d)	0.71	%(d)	0.72%
Net investment income (loss) to average daily net assets(e)	3.72	%*	2.33%		3.40%		3.06%		2.04%		2.26%
Portfolio turnover rate(f)	29	%**	86%		37%		35%		48%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(g)(h)	0.00	%(g)(h)	—		0.06%		0.10%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.01		$0.02		$0.04		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)	Interest expense was less than 0.01% to average daily net assets.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 29%, 89%, 101%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$27.82		$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.56		0.03
Net realized and unrealized gain (loss)	1.05		0.35

Total from investment operations	1.61		0.38

Less distributions to shareholders:
From net investment income	(0.38)		—
From net realized gains	(0.63)		—

Total distributions	(1.01)		—

Net asset value, end of period	$28.42		$27.82

Total Return(b)	5.76	%**	1.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,063		$2,617
Net expenses to average daily net assets(c)	0.69	%*	0.71	%*
Net investment income (loss) to average daily net assets(a)	3.84	%*	0.98	%*
Portfolio turnover rate(d)	29	%**	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021 and the year ended February 28, 2021, including transactions in USTF was 29% and 89%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$27.81		$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51		0.02
Net realized and unrealized gain (loss)	1.09		0.35

Total from investment operations	1.60		0.37

Less distributions to shareholders:
From net investment income	(0.36)		—
From net realized gains	(0.63)		—

Total distributions	(0.99)		—

Net asset value, end of period	$28.42		$27.81

Total Return(b)	5.76	%**	1.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$499,585		$369,102
Net expenses to average daily net assets(c)	0.79	%*	0.81	%*
Net investment income (loss) to average daily net assets(a)	3.50	%*	0.74	%*
Portfolio turnover rate(d)	29	%**	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021 and the year ended February 28, 2021, including transactions in USTF was 29% and 89%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$15.98		$13.57		$13.82		$17.00		$14.28		$12.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.42		0.34		0.46		0.37		0.38		0.41
Net realized and unrealized gain (loss)	1.14		2.42		(0.10)		(2.63)		2.84		1.50

Total from investment operations	1.56		2.76		0.36		(2.26)		3.22		1.91

Less distributions to shareholders:
From net investment income	(0.08)		(0.35)		(0.61)		(0.39)		(0.50)		(0.55)
From net realized gains	—		—		—		(0.53)		—		—

Total distributions	(0.08)		(0.35)		(0.61)		(0.92)		(0.50)		(0.55)

Net asset value, end of period	$17.46		$15.98		$13.57		$13.82		$17.00		$14.28

Total Return(b)	9.75	%**	20.53%		2.31%		(13.50)%		22.70%		15.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,148		$38,960		$36,228		$48,739		$68,782		$115,733
Net expenses to average daily net assets(c)	1.01	%(d)*	0.73%		0.80%		0.79%		0.70%		0.68%
Net investment income (loss) to average daily net assets(a)	4.80	%*	2.47%		3.28%		2.47%		2.35%		2.95%
Portfolio turnover rate	51	%(e)**	75	%(e)	52	%(e)	63	%(e)	43	%(e)	47	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.51	%(f)*	0.54	%(f)	0.54	%(f)	0.54%		0.34%		0.23%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Net expenses have been annualized with the exception of non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.79% (See Note 2).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 55%, 77%, 65%, 117%, 80% and 54%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018	2017
Net asset value, beginning of period	$14.39		$11.89		$13.07		$15.41		$15.14	$13.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.18		0.22		0.23		0.27	0.27
Net realized and unrealized gain (loss)	2.53		3.56		0.21		(0.04	)(b)	1.73	2.89

Total from investment operations	2.63		3.74		0.43		0.19		2.00	3.16

Less distributions to shareholders:
From net investment income	(0.04)		(0.21)		(0.32)		(0.26)		(0.28)	(0.34)
From net realized gains	(0.96)		(1.03)		(1.29)		(2.27)		(1.45)	(1.47)

Total distributions	(1.00)		(1.24)		(1.61)		(2.53)		(1.73)	(1.81)

Net asset value, end of period	$16.02		$14.39		$11.89		$13.07		$15.41	$15.14

Total Return(c)	18.55	%**	33.74%		2.51%		1.94%		13.76%	23.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114,493		$105,656		$83,738		$131,198		$77,297	$109,726
Net expenses to average daily net assets(d)	0.46	%*	0.47%		0.46%		0.46%		0.46%	0.46%
Net investment income (loss) to average daily net assets(a)	1.31	%*	1.47%		1.64%		1.62%		1.78%	1.80%
Portfolio turnover rate(e)	49	%**	66%		72%		89%		79%	66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f)*	0.04	%(f)	0.03	%(f)	0.03%		0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 56%, 81%, 88%, 105%, 100% and 91%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018	2017
Net asset value, beginning of period	$14.25		$11.78		$12.97		$15.31		$15.06	$13.73

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.19		0.23		0.24		0.29	0.27
Net realized and unrealized gain (loss)	2.50		3.53		0.20		(0.04	)(b)	1.71	2.89

Total from investment operations	2.61		3.72		0.43		0.20		2.00	3.16

Less distributions to shareholders:
From net investment income	(0.05)		(0.22)		(0.33)		(0.27)		(0.30)	(0.36)
From net realized gains	(0.96)		(1.03)		(1.29)		(2.27)		(1.45)	(1.47)

Total distributions	(1.01)		(1.25)		(1.62)		(2.54)		(1.75)	(1.83)

Net asset value, end of period	$15.85		$14.25		$11.78		$12.97		$15.31	$15.06

Total Return(c)	18.57	%**	33.92%		2.53%		2.05%		13.84%	23.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$310,493		$245,547		$365,693		$758,714		$1,200,008	$1,469,935
Net expenses to average daily net assets(d)	0.37	%*	0.37%		0.37%		0.37%		0.37%	0.37%
Net investment income (loss) to average daily net assets(a)	1.40	%*	1.56%		1.75%		1.68%		1.88%	1.87%
Portfolio turnover rate(e)	49	%**	66%		72%		89%		79%	66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f)*	0.04	%(f)	0.03	%(f)	0.03%		0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 56%, 81%, 88%, 105%, 100% and 91%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from July 2, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$24.99		$18.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.30		0.23
Net realized and unrealized gain (loss)	2.49		6.96		(1.99)

Total from investment operations	2.66		7.26		(1.76)

Less distributions to shareholders:
From net investment income	(0.06)		(0.33)		(0.18)
From net realized gains	(1.64)		—		—

Total distributions	(1.70)		(0.33)		(0.18)

Net asset value, end of period	$25.95		$24.99		$18.06

Total Return(b)	10.79	%**	40.64%		(8.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$290,578		$372,498		$415,508
Net expenses to average daily net assets(c)	0.42	%*	0.41%		0.44	%*
Net investment income (loss) to average daily net assets(a)	1.22	%*	1.67%		1.69	%*
Portfolio turnover rate(d)	28	%**	86%		56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)*	0.00	%(e)(f)	0.00	%(e)(f)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 33%, 98% and 69%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2021 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund (formerly Cyclical Focus Fund), Quality Fund, Resources Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

Tax-Managed International Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates

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its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

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The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,735,915	$—	$—	$4,735,915
Australia	—	11,330,052	—	11,330,052
Brazil	—	6,871,435	—	6,871,435
Canada	60,031,409	—	—	60,031,409
China	2,939,640	26,796,397	—	29,736,037
Denmark	—	2,679,012	—	2,679,012
Finland	—	8,305,502	—	8,305,502
France	—	22,731,890	—	22,731,890
Germany	—	2,231,617	—	2,231,617
India	—	486,773	—	486,773
Italy	—	5,714,969	—	5,714,969
Japan	—	23,835,222	—	23,835,222
Mexico	14,447,826	—	—	14,447,826
Netherlands	—	4,644,130	—	4,644,130
Norway	—	7,413,586	—	7,413,586
Pakistan	—	747,208	—	747,208
Philippines	—	527,980	—	527,980
Russia	—	15,672,735	—	15,672,735
South Korea	—	7,666,145	—	7,666,145
Spain	—	13,852,205	—	13,852,205
Switzerland	—	3,543,735	—	3,543,735
Taiwan	—	2,104,045	—	2,104,045
Thailand	—	1,118,438	—	1,118,438
Ukraine	—	3,287,859	—	3,287,859
United Kingdom	—	10,156,189	—	10,156,189
United States	260,493,453	—	—	260,493,453

TOTAL COMMON STOCKS	342,648,243	181,717,124	—	524,365,367

Preferred Stocks
Chile	9,378,552	—	—	9,378,552

TOTAL PREFERRED STOCKS	9,378,552	—	—	9,378,552

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Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$19,976,703	$—	$—	$19,976,703

TOTAL MUTUAL FUNDS	19,976,703	—	—	19,976,703

Total Investments	372,003,498	181,717,124	—	553,720,622

Total	$372,003,498	$181,717,124	$—	$553,720,622

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$4,295,135	$29,961,935	$—	$34,257,070
China	26,849,450	203,733,984	—	230,583,434
Greece	—	2,973,867	—	2,973,867
Hong Kong	—	6,151,861	—	6,151,861
Hungary	—	4,014,361	—	4,014,361
India	—	156,999,162	6,597,624	163,596,786
Japan	—	8,185,127	—	8,185,127
Mexico	40,434,762	—	—	40,434,762
Netherlands	—	2,403,551	—	2,403,551
Philippines	—	7,853,259	—	7,853,259
Poland	—	206,654	—	206,654
Qatar	—	5,052,368	—	5,052,368
Russia	9,550,980	18,147,664	2,341,022	30,039,666
Singapore	3,586,192	—	—	3,586,192
South Africa	—	13,459,352	—	13,459,352
South Korea	—	64,481,226	—	64,481,226
Switzerland	—	3,960,288	—	3,960,288
Taiwan	—	110,522,320	—	110,522,320
Thailand	—	4,320,018	—	4,320,018
United States	56,436,299	—	—	56,436,299
Vietnam	—	5,232,948	—	5,232,948

TOTAL COMMON STOCKS	141,152,818	647,659,945	8,938,646	797,751,409

Preferred Stocks
Brazil	—	4,002,430	—	4,002,430

TOTAL PREFERRED STOCKS	—	4,002,430	—	4,002,430

Investment Funds
China	17,088,706	—	—	17,088,706
Russia	30,588,816	—	—	30,588,816
Saudi Arabia	11,276,405	—	—	11,276,405
South Africa	6,548,150	—	—	6,548,150
United States	22,625,693	—	—	22,625,693

TOTAL INVESTMENT FUNDS	88,127,770	—	—	88,127,770

Mutual Funds
United States	25,163,385	—	—	25,163,385

TOTAL MUTUAL FUNDS	25,163,385	—	—	25,163,385

Short-Term Investments	12,718,217	—	—	12,718,217

Total Investments	267,162,190	651,662,375	8,938,646	927,763,211

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Description	Level 1	Level 2	Level 3		Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Equity Risk	$—	$259,435	$—		$259,435

Total	$267,162,190	$651,921,810	$8,938,646		$928,022,646

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(504,873)	$—		$(504,873)

Total	$—	$(504,873)	$—		$(504,873)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,176,323	$—	$—		$4,176,323
Brazil	—	24,045,103	—		24,045,103
Chile	—	190,377	—		190,377
China	71,522,302	781,271,666	0	§	852,793,968
Czech Republic	—	8,031,485	—		8,031,485
Egypt	—	1,185,524	—		1,185,524
Hong Kong	—	870,402	—		870,402
India	16,195,218	129,439,145	—		145,634,363
Indonesia	—	72,867,503	—		72,867,503
Kuwait	—	57,774,643	—		57,774,643
Mexico	133,464,940	—	—		133,464,940
Pakistan	—	12,337,685	—		12,337,685
Peru	6,184,722	—	—		6,184,722
Philippines	—	10,538,669	—		10,538,669
Poland	—	3,636,866	—		3,636,866
Qatar	—	19,078,918	—		19,078,918
Russia	7,681,457	414,231,839	6,821,128		428,734,424
South Africa	—	8,730,537	—		8,730,537
South Korea	—	181,437,478	—		181,437,478
Sri Lanka	—	520,722	—		520,722
Taiwan	3,297,767	659,135,871	—		662,433,638
Thailand	—	10,416,361	—		10,416,361
Turkey	—	35,537,738	—		35,537,738
United Arab Emirates	—	2,937,050	—		2,937,050
United Kingdom	—	15,033,627	—		15,033,627
Vietnam	—	6,627,815	—		6,627,815

TOTAL COMMON STOCKS	242,522,729	2,455,877,024	6,821,128		2,705,220,881

Preferred Stocks
Colombia	1,579,786	—	—		1,579,786
Russia	—	53,821,498	—		53,821,498
South Korea	—	36,370,948	—		36,370,948
Taiwan	—	2,393,922	—		2,393,922

TOTAL PREFERRED STOCKS	1,579,786	92,586,368	—		94,166,154

Investment Funds
United States	33,622,127	—	—		33,622,127

TOTAL INVESTMENT FUNDS	33,622,127	—	—		33,622,127

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Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$63,658,877	$—	$—		$63,658,877

TOTAL DEBT OBLIGATIONS	63,658,877	—	—		63,658,877

Short-Term Investments	18,726,699	—	—		18,726,699

Total Investments	360,110,218	2,548,463,392	6,821,128		2,915,394,738

Derivatives^
Swap Contracts
Equity Risk	$—	$2,121,883	$—		$2,121,883

Total	$360,110,218	$2,550,585,275	$6,821,128		$2,917,516,621

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(16,182,826)	$(1,203,433)	$—		$(17,386,259)

Total	$(16,182,826)	$(1,203,433)	$—		$(17,386,259)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$76,756,125	$—		$76,756,125
Belgium	—	30,502,039	—		30,502,039
Denmark	—	1,165,711	—		1,165,711
Finland	—	15,653,003	—		15,653,003
France	1,821,630	207,489,012	—		209,310,642
Germany	—	194,922,509	—		194,922,509
Hong Kong	—	53,294,743	—		53,294,743
Ireland	18,361,034	14,670,380	—		33,031,414
Italy	6,248,061	95,117,562	—		101,365,623
Japan	—	455,698,420	—		455,698,420
Malta	—	—	0	§	0 §
Netherlands	—	161,838,525	—		161,838,525
Norway	—	38,848,208	—		38,848,208
Portugal	—	47,235,702	—		47,235,702
Singapore	—	88,834,949	—		88,834,949
Spain	—	123,288,569	—		123,288,569
Sweden	—	9,096,863	—		9,096,863
Switzerland	2,577,681	135,397,896	—		137,975,577
United Kingdom	18,362,144	374,183,536	—		392,545,680

TOTAL COMMON STOCKS	47,370,550	2,123,993,752	0	§	2,171,364,302

Preferred Stocks
Germany	—	37,258,209	—		37,258,209

TOTAL PREFERRED STOCKS	—	37,258,209	—		37,258,209

Short-Term Investments	89,508,129	—	—		89,508,129

Total Investments	136,878,679	2,161,251,961	—		2,298,130,640

Total	$136,878,679	$2,161,251,961	$0	§	$2,298,130,640

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Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(79,325)	$—	$—	$(79,325)

Total	$(79,325)	$—	$—	$(79,325)

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$163,632,495	$—	$163,632,495
Short-Term Investments	4,584,919	—	—	4,584,919

Total Investments	4,584,919	163,632,495	—	168,217,414

Total	$4,584,919	$163,632,495	$—	$168,217,414

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Asset Valuation Inputs
Common Stocks
Canada	$7,371,382	$—	$—	$7,371,382
China	—	2,285,346	—	2,285,346
Finland	—	3,477,096	—	3,477,096
France	—	11,964,750	—	11,964,750
Germany	—	3,149,034	—	3,149,034
Ireland	—	3,795,537	—	3,795,537
Mexico	8,683,654	—	—	8,683,654
Russia	—	6,509,537	—	6,509,537
Spain	—	6,140,180	—	6,140,180
United Kingdom	—	15,992,645	—	15,992,645
United States	66,941,915	—	—	66,941,915

TOTAL COMMON STOCKS	82,996,951	53,314,125	—	136,311,076

Preferred Stocks
Brazil	—	4,159,195	—	4,159,195

TOTAL PREFERRED STOCKS	—	4,159,195	—	4,159,195

Mutual Funds
United States	633,249	—	—	633,249

TOTAL MUTUAL FUNDS	633,249	—	—	633,249

Short-Term Investments	284,469	—	—	284,469

Total Investments	83,914,669	57,473,320	—	141,387,989

Total	$83,914,669	$57,473,320	$—	$141,387,989

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$290,052,645	$—	$290,052,645
Germany	—	281,759,976	—	281,759,976
Switzerland	—	305,189,473	—	305,189,473
Taiwan	—	301,692,426	—	301,692,426
United Kingdom	—	347,670,744	—	347,670,744
United States	7,387,932,734	—	—	7,387,932,734

TOTAL COMMON STOCKS	7,387,932,734	1,526,365,264	—	8,914,297,998

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Description	Level 1	Level 2	Level 3		Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$9,830,961	$—	$—		$9,830,961

TOTAL MUTUAL FUNDS	9,830,961	—	—		9,830,961

Short-Term Investments	274,869,175	—	—		274,869,175

Total Investments	7,672,632,870	1,526,365,264	—		9,198,998,134

Total	$7,672,632,870	$1,526,365,264	$—		$9,198,998,134

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$14,919,365	$—	$—		$14,919,365
Australia	—	92,322,499	—		92,322,499
Austria	—	25,973,267	—		25,973,267
Brazil	—	56,117,905	—		56,117,905
Canada	133,553,574	—	—		133,553,574
China	—	50,510,346	—		50,510,346
Denmark	—	7,456,548	—		7,456,548
Finland	—	10,445,965	—		10,445,965
France	—	27,459,057	—		27,459,057
Hungary	—	15,927,228	—		15,927,228
India	—	44,786,360	—		44,786,360
Israel	—	9,008,191	—		9,008,191
Japan	—	34,059,062	—		34,059,062
Mexico	51,039,997	—	—		51,039,997
Norway	—	35,516,320	—		35,516,320
Pakistan	—	4,010,598	—		4,010,598
Poland	—	12,289,219	—		12,289,219
Russia	—	135,569,286	—		135,569,286
Singapore	—	—	0	§	0	§
South Africa	—	29,206,407	—		29,206,407
South Korea	—	7,174,269	—		7,174,269
Spain	—	11,696,156	—		11,696,156
Switzerland	—	5,409,621	—		5,409,621
Turkey	—	6,060,388	—		6,060,388
Ukraine	—	7,492,652	—		7,492,652
United Kingdom	—	233,076,100	—		233,076,100
United States	462,418,293	—	—		462,418,293

TOTAL COMMON STOCKS	661,931,229	861,567,444	0	§	1,523,498,673

Preferred Stocks
Brazil	—	95,601,888	—		95,601,888
Chile	27,660,099	—	—		27,660,099
Russia	—	39,488,435	—		39,488,435

TOTAL PREFERRED STOCKS	27,660,099	135,090,323	—		162,750,422

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Short-Term Investments	29,262,075	—	—		29,262,075

Total Investments	718,853,403	996,657,767	—		1,715,511,170

Total	$718,853,403	$996,657,767	$0	§	$1,715,511,170

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Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,413,570	$—		$1,413,570
Belgium	—	358,241	—		358,241
Brazil	—	245,744	—		245,744
China	—	854,394	—		854,394
Denmark	—	49,249	—		49,249
Finland	—	178,304	—		178,304
France	—	3,436,456	—		3,436,456
Germany	—	2,978,804	—		2,978,804
Hong Kong	—	652,067	—		652,067
Hungary	—	81,043	—		81,043
India	—	297,791	—		297,791
Ireland	183,795	250,641	—		434,436
Italy	108,834	1,229,868	—		1,338,702
Japan	—	8,011,816	—		8,011,816
Malta	—	—	0	§	0	§
Netherlands	—	2,714,237	—		2,714,237
Norway	—	635,098	—		635,098
Poland	—	68,433	—		68,433
Portugal	—	713,002	—		713,002
Russia	—	522,052	—		522,052
Singapore	—	1,545,517	—		1,545,517
South Africa	—	89,680	—		89,680
South Korea	—	777,797	—		777,797
Spain	—	2,056,962	—		2,056,962
Sweden	—	249,668	—		249,668
Switzerland	36,956	2,474,038	—		2,510,994
Taiwan	—	488,010	—		488,010
Thailand	—	86,106	—		86,106
Turkey	—	205,516	—		205,516
United Kingdom	1,173,814	5,272,658	—		6,446,472

TOTAL COMMON STOCKS	1,503,399	37,936,762	0	§	39,440,161

Preferred Stocks
Brazil	—	9,667	—		9,667
Germany	—	863,347	—		863,347
Russia	—	53	—		53
South Korea	—	16,945	—		16,945

TOTAL PREFERRED STOCKS	—	890,012	—		890,012

Mutual Funds
United States	1,166,020	—	—		1,166,020

TOTAL MUTUAL FUNDS	1,166,020	—	—		1,166,020

Short-Term Investments	56,770	—	—		56,770

Total Investments	2,726,189	38,826,774	0	§	41,552,963

Derivatives^
Futures Contracts
Equity Risk	1,765	—	—		1,765

Total	$2,727,954	$38,826,774	$0	§	$41,554,728

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August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$413,237,117	$—	$—	$413,237,117
Mutual Funds	1,151,569	—	—	1,151,569

Total Investments	414,388,686	—	—	414,388,686

Derivatives^
Futures Contracts
Equity Risk	$30,671	$—	$—	$30,671

Total	$414,419,357	$—	$—	$414,419,357

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$285,718,948	$—	$—	$285,718,948
Mutual Funds	2,484,079	—	—	2,484,079
Rights/warrants	—	—	36,350	36,350
Short-Term Investments	731,931	—	—	731,931

Total Investments	288,934,958	—	36,350	288,971,308

Total	$288,934,958	$—	$36,350	$288,971,308

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(3,488)	$—	$—	$(3,488)

Total	$(3,488)	$—	$—	$(3,488)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2021.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Emerging Domestic Opportunities Fund’s Level 3 holdings includes one common stock that was purchased prior to the initial public offering (“IPO”) that is restricted from trading until March 22, 2022 and is being valued based on the post-IPO shares trading in the market. Emerging Domestic Opportunities Fund and Emerging Markets Fund holdings also include a common stock of 144A shares that is thinly traded and is being priced off the Reg S shares of the same security. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2021.

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For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of August 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2021
Emerging Domestic Opportunities Fund
Common Stocks
India	$265,151	$1,924,111	$—	$—	$—	$6,226,476	$—		$(1,818,114	)‡	$6,597,624	$4,673,513
Russia	—	2,445,095	—	—	—	(104,073)	—		—		2,341,022	(104,073)

Total Investments	$265,151	$4,369,206	$—	$—	$—	$6,122,403	$—		$(1,818,114)		$8,938,646	$4,569,440

Emerging Markets Fund
Common Stocks
Russia	$—	$7,148,534	$(19,572)	$—	$(4,598)	$(303,242)	$6	‡	$—		$6,821,128	$(303,242)

Total Investments	$—	$7,148,534	$(19,572)	$—	$(4,598)	$(303,242)	$6		$—		$6,821,128	$(303,242)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Domestic Opportunities Fund
Common Stock	2,341,022	Fair Value	Price of comparable equity	(N/A)
Emerging Markets Fund
Common Stock	6,821,122	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketabilty	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2021, the value of these securities and/or derivatives for Emerging Domestic Opportunities Fund and Emerging Markets Fund was $6,597,624, and $6, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings

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and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At August 31, 2021, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	43,982,270	6,084,188	39,674,915	45,759,103
Emerging Markets Fund	18,748,263	—	18,895,083	18,895,083
Resources Fund	74,329,231	—	77,400,904	77,400,904

*	Non-cash collateral is comprised of U.S Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

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The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and Tax-Managed International Equity Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Equity Fund and Tax-Managed International Equity Fund’s closing agreement liabilities are presented as a reduction of Other income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2021, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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As of February 28, 2021, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2021, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,674,056)	(2,710,425)
Emerging Domestic Opportunities Fund	(2,759,936)	—
Emerging Markets Fund	(84,953,319)	(1,113,237,186)
International Equity Fund	(769,130,239)	(252,272,669)
Japan Value Creation Fund	—	—
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	—	—
Quality Fund	—	—
Resources Fund	—	—
Tax-Managed International Equities Fund	(2,732,322)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	—	—

As of August 31, 2021, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	510,807,362	63,773,638	(20,860,378)	42,913,260	—
Emerging Domestic Opportunities Fund	895,675,840	64,438,367	(32,350,996)	32,087,371	(245,438)
Emerging Markets Fund	2,774,306,020	388,208,252	(247,119,534)	141,088,718	(15,264,376)
International Equity Fund	2,125,411,527	281,283,016	(108,563,903)	172,719,113	(79,325)
Japan Value Creation Fund	154,519,846	17,771,741	(4,074,173)	13,697,568	—
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	107,998,427	34,302,872	(913,310)	33,389,562	—
Quality Fund	5,011,222,409	4,248,244,891	(60,469,166)	4,187,775,725	—
Resources Fund	1,494,739,658	258,746,621	(37,975,109)	220,771,512	—
Tax-Managed International Equities Fund	33,482,592	8,514,703	(444,332)	8,070,371	1,765
U.S. Equity Fund	336,770,577	81,070,455	(3,452,346)	77,618,109	30,671
U.S. Small Cap Value Fund	247,628,242	51,147,817	(9,804,751)	41,343,066	(3,488)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax

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returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2021, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Japan Value Creation Fund, Quality Cyclicals Fund (formerly Cyclical Focus Fund), Quality Fund and U.S. Equity Fund. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

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GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2021, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Emerging Domestic Opportunities Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.12% of the Fund’s total net assets as of August 31, 2021, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

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3. Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Commodities Risk	X							X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk		X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Event-Driven Risk	X					X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X		X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X
Non-Diversified Funds		X			X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in Underlying Funds.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets; therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that GMO’s view changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to

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intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (commonly referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the failure of an issuer, guarantor, or obligor to meet its payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending on whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether the particular security has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending on whether the securities are supported by the full faith and credit of the United States, supported by the ability of the obligor to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is often greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments in U.S. bonds.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate investment is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

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Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

Some Funds are permitted to lend their portfolio securities. A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, resulting among other things in the Fund’s inability to vote the securities, or realize on its collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded in which a Fund receives income will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks (if any). If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may be able to do so only at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. The use of derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex, and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the valuations generated by GMO’s pricing models are different from amounts the Funds realize when they close or sell a derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty.

OTC swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Since these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than those with respect to OTC derivatives (commonly referred to as “bilateral arrangements”), for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to an OTC derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and an increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those

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cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical OTC derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components will be executed successfully and others not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for OTC derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2021 or 2022. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which, once effective, will govern the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments above a specified amount apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A Fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the Funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until August 2022. Rule 18f-4 could have an adverse impact on a Fund’s performance and ability to implement its investment strategies as it has historically.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for OTC derivatives. The cost of derivatives transactions could increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the

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option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may exercise the option only on its expiration date). If a Fund writes a call option and does not hold the underlying security, the Fund’s potential loss is unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. These limits can restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying securities, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• EVENT-DRIVEN RISK. While implementing an event-driven strategy, a Fund may purchase securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, acquisition, exchange offer, tender offer or other similar transaction (“event-driven transactions”). The purchase price paid by the Fund may substantially exceed the consideration received upon the closing of the transaction, resulting in losses to the Fund.

If a Fund utilizes an event-driven strategy and the transaction (such as a merger) later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage strategies) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed transaction can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings and general market declines.

Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with an event-driven strategy may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

A Fund’s participation in event-driven transactions could result in tax inefficiencies.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

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A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets) or to sectors within a region, country or market have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. A Fund that invests in Underlying Funds (including underlying GMO Funds) is exposed to the risk that the Underlying Funds will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of those fees and expenses.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by those investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

In October 2020, the SEC adopted regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, (i) the rescission of various SEC exemptive orders permitting investments in excess of the statutory limits (including the Trust’s exemptive order referred to above) and the withdrawal of related SEC staff no-action letters and (ii) the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4, which became effective on January 19, 2021, which permits the Funds to invest in other investment companies beyond the statutory limits, subject to various conditions. The rescission of the applicable exemptive orders and the withdrawal of the related no-action letters will be effective on January 19, 2022. After that date, an investment company will be subject to Rule 12d1-4 and other applicable rules under Section 12(d)(1). While the impact of these regulatory changes on the Funds is uncertain, the changes could reduce a Fund’s flexibility to make investments in other registered investment companies (including other Funds) and require a Fund to modify its investments.

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• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices or at all. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or writing a put or closing a short position). If a Fund is unable to sell an illiquid asset, it could miss other investment opportunities, fail to meet redemption requests or be unable to meet other cash needs. In addition, it may be required to sell other assets it would prefer to hold.

To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells an investment will be less than the price it was valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress, including the markets for securities in entire asset classes. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without significantly changing their market value. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk of a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could significantly depress the market price of the securities being sold.

A Fund’s ability to use options in its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position. Moreover, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and separate accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and some of those separate accounts hold a substantial portion of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. In some cases, a redemption of a large number of shares could disrupt the Fund’s operations or force the Fund’s liquidation. Further, from time to time a Fund may trade in anticipation of a purchase order or redemption request that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income (if any). In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

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To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because, in relying on GMO to achieve its investment objective, it runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value and also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be reduced by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing, corrupting, or preventing access to data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential

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information without authorization and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, interfere with the use of quantitative models, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. In addition, the global spread of COVID-19 has caused the Funds and their service providers to implement business continuity plans, including widespread use of work-from-home arrangements, which may make the Funds and their service providers more susceptible to cyber-attacks. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling the Funds or accurately pricing their securities. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and the Funds’ service providers and counterparties and issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect global economies and markets and exacerbate the effects of other risks to which the Funds are subject, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), subject to a transition period. Before the end of the transition period, the United Kingdom and the European Union ratified the EU-UK Trade and Cooperation Agreement (the “TCA”), which lays out the terms of the United Kingdom’s future cooperation with the European Union. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of Brexit, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The impact of Brexit on the U.K. and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the United Kingdom, Europe, and globally, which may adversely affect the value of a Fund’s investments. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have

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adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and industry-specific restrictions, against non-U.S. governments, officials, institutions, and companies (including, in recent years, against countries such as China, Russia, and Venezuela). These sanctions, any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in a decline in the value and liquidity of securities of companies in such non-U.S. countries, a weakening of the currencies of those countries or other adverse consequences to their economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver the securities that are subject to the sanctions and may require the Funds to divest their holdings in those securities at inopportune times. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are impossible to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus known as COVID-19 beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008), can adversely affect the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives, for example, by causing the Funds’ derivatives counterparties to discontinue or limit offering derivatives on some underlying commodities, securities, reference rates. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

A global outbreak of COVID-19 and subsequent efforts to contain its spread have resulted in, among other things, extreme volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Extraordinary actions taken by governments and central banks to support local and global economies and the financial markets in response to the COVID-19 pandemic may not succeed or have the intended effect, and in some cases, have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty. The effects of the COVID-19 pandemic or any other future epidemic or pandemic could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, exacerbate other risks that apply to a Fund, and adversely affect the value and liquidity of a Fund’s investments.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Performance of cyclical equities can be significantly affected by among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

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Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

Markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods.

The U.S. Federal Reserve Bank recently decreased interest rates to near historically low levels. A substantial increase in interest rates could have a material adverse effect on the market value of fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

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The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Emerging Domestic Opportunities Fund
•	Japan Value Creation Fund
•	Quality Cyclicals Fund (formerly Cyclical Focus Fund)
•	Quality Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets (particularly emerging markets) list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of securities traded on U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in some non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited.

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.
GMO’s decision to seek a refund on behalf of a Fund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The process of seeking a refund may take years, and the outcome of a Fund’s efforts to obtain a refund is inherently uncertain. Accordingly, a refund is not typically reflected in the Fund’s net asset value until GMO believes that the refund is collectible and free from significant contingencies. In some cases, the amount of such refunds could be material to a Fund’s net asset value. If you redeem your shares of a Fund before a potential refund is reflected in the Fund’s net asset value, you will not realize the benefit of that refund. For information on possible special Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of companies tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency

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exchange rates and increased risk of currency devaluation and hyperinflation; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; increased risk of market manipulation or fraudulent trade practices; controls on investment (including restrictions on foreign investment), capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); lower trading volumes; unavailability of currency hedging techniques; less rigorous accounting, auditing, corporate governance, financial reporting, recordkeeping, and regulatory standards and practices; unavailability of reliable information about issuers; slower clearance and settlement; limitations on, or difficulties enforcing legal judgments, contractual rights, or other remedies, including those available to a Fund in respect of its portfolio holdings; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

4. Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain

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options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2021, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X	X
Swap contracts
Substitute for direct equity investment		X
Achieve returns comparable to holding and lending a direct equity position		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded

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by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

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Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021 and the Statements of Operations for the period ended August 31, 2021^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$259,435

Total	$259,435

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(504,873)

Total	$(504,873)

Net Realized Gain (Loss) on
Futures Contracts	$(1,336,394)

Total	$(1,336,394)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(245,438)

Total	$(245,438)

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Equity Contracts
Emerging Markets Fund
Asset Derivatives
Swap Contracts, at value¤	$2,121,883

Total	$2,121,883

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(17,386,259)

Total	$(17,386,259)

Net Realized Gain (Loss) on
Futures Contracts	$13,164,622
Swap Contracts	6,001,631

Total	$19,166,253

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(24,020,020)
Swap Contracts	1,896,557

Total	$(22,123,463)

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(79,325)

Total	$(79,325)

Net Realized Gain (Loss) on
Futures Contracts	$(268,754)

Total	$(268,754)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$290,951

Total	$290,951

Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$1,765

Total	$1,765

Net Realized Gain (Loss) on
Futures Contracts	$32,704

Total	$32,704

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(5,754)

Total	$(5,754)

U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$30,671

Total	$30,671

Net Realized Gain (Loss) on
Futures Contracts	$653,471

Total	$653,471

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Equity Contracts
U.S. Equity Fund (continued)
Change in Net Appreciation (Depreciation) on
Futures Contracts	$23,687

Total	$23,687

U.S. Small Cap Value Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(3,488)

Total	$(3,488)

Net Realized Gain (Loss) on
Futures Contracts	$19,813

Total	$19,813

Change in Net Appreciation (Depreciation) on
Futures Contracts	$105,732

Total	$105,732

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2021, if any.

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The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2021:

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$2,121,883	$(1,920,000)	$—	$201,883

Total	$2,121,883	$(1,920,000)	$—	$201,883

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), based on absolute values, at each month-end, was as follows for the period ended August 31, 2021:

Fund Name	Futures Contracts ($)	Swap Contracts ($)
Emerging Domestic Opportunities Fund	12,353,527	—
Emerging Markets Fund	384,159,030	41,472,548
International Equity Fund	14,829,868	—
Tax-Managed International Equities Fund	305,248	—
U.S. Equity Fund	4,643,459	—
U.S. Small Cap Value Fund	3,578,177	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.75%	0.65%(b)	0.50%	0.50%	0.33%	0.33%	0.50%	0.50%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.

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In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V		Class VI		Class R6		Class I
Climate Change Fund		0.15%		0.10%	*	0.085%	*	0.055%	*	0.15%		0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%	*	0.105%	*	0.085%		0.055%	*	0.22%	*	0.22%
Emerging Markets Fund	0.22%	0.15%		0.105%	*	0.085%	*	0.055%		0.22%		0.22%
International Equity Fund	0.22%	0.15%		0.09%						0.22%	*	0.22%
Japan Value Creation Fund		0.15%	*	0.10%	*	0.085%	*	0.055%		0.15%	*	0.15%
Quality Cyclicals Fund (formerly Cyclical Focus Fund)		0.15%	*	0.105%	*	0.085%	*	0.055%		0.15%	*	0.15%
Quality Fund		0.15%		0.105%		0.085%	*	0.055%		0.15%		0.15%
Resources Fund		0.15%		0.10%		0.085%	*	0.055%	*	0.15%		0.15%
Tax-Managed International Equities Fund		0.15%								0.15%	*	0.15%	*
U.S. Equity Fund		0.15%		0.10%	*	0.085%	*	0.055%		0.15%	*	0.15%	*
U.S. Small Cap Value Fund		0.15%	*	0.10%	*	0.085%	*	0.055%		0.15%	*	0.15%	*

*	Class is offered but has no shareholders as of August 31, 2021.

For each Fund, other than Climate Change Fund, for the period prior to September 25, 2018, Resources Fund, and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Resources Fund and U.S Small Cap Value Fund, GMO is permitted to recover from the Fund, on a class-by-class basis the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses.

For the period starting September 25, 2018, GMO has contractually agreed to waive its fees with respect to and/or reimburse Climate Change Fund (the “Fund”) to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the

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“non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For the period ended August 31, 2021, GMO did not recoup any previously recorded waivers and/or reimbursements.

As of August 31, 2021, there were no waivers and/or reimbursements subject to possible future recoupment.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2022 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. Effective January 27 2020, GMO has contractually agreed to reimburse Class I assets for Emerging Markets Fund and Emerging Domestic Opportunities Fund to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.05% and 0.03%, respectively, of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

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The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2021 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	6,783	513
Emerging Domestic Opportunities Fund	17,081	1,706
Emerging Markets Fund	52,402	5,294
International Equity Fund	42,862	4,403
Japan Value Creation Fund	1,887	212
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	2,191	220
Quality Fund	126,708	13,064
Resources Fund	19,609	1,629
Tax-Managed International Equities Fund	710	65
U.S. Equity Fund	6,517	676
U.S. Small Cap Value Fund	6,870	654

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2021, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2021, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2021 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	568,785,656	—	396,777,092
Emerging Domestic Opportunities Fund	—	1,202,486,795	—	1,251,473,216
Emerging Markets Fund	87,419,912	1,345,668,990	41,262,362	1,434,786,901
International Equity Fund	—	683,061,872	—	791,188,561
Japan Value Creation Fund	—	25,084,037	—	27,596,634
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	—	20,605,443	—	31,801,117
Quality Fund	—	684,363,112	—	421,344,913
Resources Fund	—	1,041,261,985	—	384,059,958
Tax-Managed International Equities Fund	—	23,080,916	—	22,587,564
U.S. Equity Fund	—	212,325,483	—	207,489,606
U.S. Small Cap Value Fund	—	103,416,231	—	220,968,607

138

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2021. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Japan Value Creation Fund	5,354,572	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2021

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	3	41.96%
Emerging Domestic Opportunities Fund*	1	56.74%
Emerging Markets Fund*	3#	35.93%
International Equity Fund	3#	63.60%
Japan Value Creation Fund	3§	76.37%
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	3#	87.89%
Quality Fund	—	—
Resources Fund	2	61.05%
Tax-Managed International Equities Fund	1	82.95%
U.S. Equity Fund	3#	63.86%
U.S. Small Cap Value Fund	2#	71.90%

*	The Fund’s outstanding shares were owned by more than 10 shareholders as of August 31, 2021.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

139

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	2,067,622	$73,276,840	814,512	$23,807,446
Shares issued to shareholders in reinvestment of distributions	441,655	14,852,845	333,433	9,073,794
Shares repurchased	(118,227)	(4,108,212)	(688,426)	(14,748,239)
Shares repurchased in connection with reorganization(a)	—	—	(691,250)	(24,319,296)

Net increase (decrease)	2,391,050	$84,021,473	(231,731)	$(6,186,295)

Class R6:
Shares sold	337,013	$11,780,957	2,115,846	$53,282,325
Shares issued to shareholders in reinvestment of distributions	160,251	5,379,610	96,807	2,822,175
Shares repurchased	(28,028)	(951,301)	(79,939)	(1,769,065)

Net increase (decrease)	469,236	$16,209,266	2,132,714	$54,335,435

Class I:
Shares sold	3,017,966	$104,505,793	2,287,524	$67,483,965
Shares issued to shareholders in reinvestment of distributions	286,694	9,621,458	59,254	1,739,936
Shares issued to shareholders in connection with reorganization(a)	—	—	696,975	24,478,649
Shares repurchased	(292,752)	(10,084,163)	(212,005)	(6,571,577)

Net increase (decrease)	3,011,908	$104,043,088	2,831,748	$87,130,973

Emerging Domestic Opportunities Fund
Class II:
Shares sold	184,499	$4,999,600	2,559,887	$63,321,505
Shares issued to shareholders in reinvestment of distributions	23,100	631,087	66,747	1,732,754
Shares repurchased	(500,052)	(13,815,789)	(5,260,674)	(125,740,953)

Net increase (decrease)	(292,453)	$(8,185,102)	(2,634,040)	$(60,686,694)

Class III:(b)
Shares sold			317,759	$6,587,104
Shares issued to shareholders in reinvestment of distributions			3,255	84,526
Shares repurchased			(4,653,377)	(88,118,115)
Shares repurchased in connection with reorganization(a)			(545,433)	(15,763,441)

Net increase (decrease)			(4,877,796)	$(97,209,926)

Class V:
Shares sold	—	$—	138,555	$3,005,148
Shares issued to shareholders in reinvestment of distributions	67,910	1,853,934	198,807	5,157,051
Shares repurchased	(1,671,466)	(46,429,042)	(1,874,733)	(50,168,277)

Net increase (decrease)	(1,603,556)	$(44,575,108)	(1,537,371)	$(42,006,078)

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class I:(c)
Shares sold	204,980	$5,671,181	116,224	$3,449,122
Shares issued to shareholders in reinvestment of distributions	1,741	47,542	—	—
Shares issued to shareholders in connection with reorganization(a)	—	—	551,407	15,926,244
Shares repurchased	(323,503)	(8,687,568)	—	—

Net increase (decrease)	(116,782)	$(2,968,845)	667,631	$19,375,366

Emerging Markets Fund
Class II:
Shares sold	830,701	$31,033,555	1,648,844	$53,161,685
Shares issued to shareholders in reinvestment of distributions	12,894	481,859	284,900	9,549,283
Shares repurchased	(1,170,434)	(43,307,654)	(6,920,252)	(230,894,405)

Net increase (decrease)	(326,839)	$(11,792,240)	(4,986,508)	$(168,183,437)

Class III:
Shares sold	16,828	$625,000	4,370,676	$146,164,042
Shares issued to shareholders in reinvestment of distributions	20,652	774,038	298,873	10,087,950
Shares repurchased	(779,563)	(29,119,514)	(812,877)	(27,463,504)
Shares repurchased in connection with reorganization(a)	—	—	(1,043,359)	(39,415,082)

Net increase (decrease)	(742,083)	$(27,720,476)	2,813,313	$89,373,406

Class V:(d)
Shares sold	—	$—	5,421,878	$199,958,895
Shares issued to shareholders in reinvestment of distributions	—	—	169,700	5,655,265
Shares repurchased	(8,449,876)	(315,869,299)	(3,845,713)	(125,000,000)

Net increase (decrease)	(8,449,876)	$(315,869,299)	1,745,865	$80,614,160

Class VI:
Shares sold	11,535,512	$429,486,518	8,650,691	$256,039,952
Shares issued to shareholders in reinvestment of distributions	173,385	6,427,374	2,248,634	74,845,061
Shares repurchased	(7,095,450)	(263,326,503)	(33,325,115)	(1,071,217,844)

Net increase (decrease)	4,613,447	$172,587,389	(22,425,790)	$(740,332,831)

Class R6:(e)
Shares sold	60,840	$2,276,384	813,354	$22,128,535
Shares issued to shareholders in reinvestment of distributions	2,931	109,405	27,888	936,435
Shares issued to shareholders in connection with reorganization(a)	—	—	439,317	16,534,284
Shares repurchased	(92,757)	(3,436,800)	(89,853)	(2,939,669)

Net increase (decrease)	(28,986)	$(1,051,011)	1,190,706	$36,659,585

Class I:
Shares sold	1,523,724	$56,468,423	1,160,474	$41,034,616
Shares issued to shareholders in reinvestment of distributions	6,733	251,218	28,672	965,150
Shares issued to shareholders in connection with reorganization(a)	—	—	614,858	23,134,094
Shares repurchased	(81,045)	(3,043,476)	(151,985)	(4,910,965)

Net increase (decrease)	1,449,412	$53,676,165	1,652,019	$60,222,895

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares		Amount
International Equity Fund
Class II:
Shares issued to shareholders in reinvestment of distributions	1,855	$46,110	4,663		$100,614
Shares repurchased	(328)	(7,990)	(308,564)		(5,424,568)

Net increase (decrease)	1,527	$38,120	(303,901)		$(5,323,954)

Class III:
Shares sold	293,221	$7,380,023	3,720,329		$66,916,245
Shares issued to shareholders in reinvestment of distributions	304,497	7,667,243	960,872		20,929,248
Shares repurchased	(3,058,478)	(77,518,939)	(9,040,551)		(188,307,672)

Net increase (decrease)	(2,460,760)	$(62,471,673)	(4,359,350)		$(100,462,179)

Class IV:
Shares sold	5,698,115	$144,436,035	12,892,796		$240,379,292
Shares issued to shareholders in reinvestment of distributions	1,233,067	30,999,301	4,223,138		91,652,733
Shares repurchased	(9,203,461)	(229,849,510)	(70,171,356	)(f)	(1,432,924,992	)(f)

Net increase (decrease)	(2,272,279)	$(54,414,174)	(53,055,422)		$(1,100,892,967)

Class I:(g)
Shares sold	19	$500

Net increase (decrease)	19	$500

Japan Value Creation Fund
Class VI:(h)
Shares sold	442,979 (i)	$10,831,949 (i)	8,189,635		$164,396,732
Shares issued to shareholders in reinvestment of distributions	494,672	10,897,624	90,304		2,043,576
Shares repurchased	(618,347)	(15,244,004)	(1,297,353)		(28,419,114)

Net increase (decrease)	319,304	$6,485,569	6,982,586		$138,021,194

Class I:(j)
Shares sold	77,131	$1,863,458
Shares issued to shareholders in reinvestment of distributions	5,265	115,886
Shares repurchased	(229)	(5,158)

Net increase (decrease)	82,167	$1,974,186

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Class VI:(k)
Shares sold	4,504	$133,246	6,591,975		$138,002,053
Shares issued to shareholders in reinvestment of distributions	490,937	14,310,820	272,615		7,428,754
Shares repurchased	(396,594)	(12,480,031)	(1,978,588)		(51,803,852)

Net increase (decrease)	98,847	$1,964,035	4,886,002		$93,626,955

Class I:(l)
Shares sold	3,163	$89,975

Net increase (decrease)	3,163	$89,975

142

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares		Amount
Quality Fund
Class III:
Shares sold	5,930,963	$171,417,346	32,026,815	(m)	$786,417,726	(m)
Shares issued to shareholders in reinvestment of distributions	2,205,239	65,297,117	16,255,824		396,418,267
Shares repurchased	(28,436,290)	(840,151,388)	(42,127,119)		(1,019,341,255)
Shares repurchased in connection with reorganization(a)	—	—	(10,985,195)		(286,038,477)

Net increase (decrease)	(20,300,088)	$(603,436,925)	(4,829,675)		$(122,543,739)

Class IV:
Shares sold	19,293,509	$577,257,052	6,158,990		$150,155,647
Shares issued to shareholders in reinvestment of distributions	405,007	12,020,601	5,043,483		123,440,372
Shares repurchased	(12,042,176)	(352,791,959)	(19,751,036)		(495,584,958)

Net increase (decrease)	7,656,340	$236,485,694	(8,548,563)		$(221,988,939)

Class VI:
Shares sold	25,494,147	$749,702,163	9,304,601		$207,464,992
Shares issued to shareholders in reinvestment of distributions	2,020,447	59,825,432	12,982,294		316,855,443
Shares repurchased	(4,533,629)	(130,363,566)	(18,610,905	)(n)	(453,735,000	)(n)

Net increase (decrease)	22,980,965	$679,164,029	3,675,990		$70,585,435

Class R6:
Shares sold	3,817,072	$111,204,658	2,926,477		$76,021,273
Shares issued to shareholders in reinvestment of distributions	229,612	6,791,920	99,528		2,458,364
Shares issued to shareholders in connection with reorganization(a)	—	—	6,739,160		175,346,775
Shares repurchased	(532,950)	(15,627,548)	(439,543)		(11,695,126)

Net increase (decrease)	3,513,734	$102,369,030	9,325,622		$242,131,286

Class I:
Shares sold	4,450,800	$128,490,591	4,848,696		$115,110,578
Shares issued to shareholders in reinvestment of distributions	224,890	6,645,505	869,086		21,195,796
Shares issued to shareholders in connection with reorganization(a)	—	—	4,273,468		111,094,880
Shares repurchased	(755,347)	(21,968,712)	(1,810,113)		(44,845,668)

Net increase (decrease)	3,920,343	$113,167,384	8,181,137		$202,555,586

Resources Fund
Class III:
Shares sold	6,925,632	$199,200,000	5,566,651		$104,471,696
Shares issued to shareholders in reinvestment of distributions	302,008	8,619,313	567,771		13,774,201
Shares repurchased	(45,166)	(1,347,768)	(1,016,432)		(23,560,174)
Shares repurchased in connection with reorganization(a)	—	—	(12,778,315)		(350,668,382)
Purchase premiums	—	—	—		—
Redemption fees	—	—	—		—

Net increase (decrease)	7,182,474	$206,471,545	(7,660,325)		$(255,982,659)

Class IV:
Shares sold	11,812,844	$350,267,118	4,555,504		$107,109,178
Shares issued to shareholders in reinvestment of distributions	1,095,987	31,180,839	704,295		17,024,643
Shares repurchased	(27,005)	(811,959)	(3,363,546)		(71,459,516)

Net increase (decrease)	12,881,826	$380,635,998	1,896,253		$52,674,305

143

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares		Amount
Resources Fund (continued)
Class R6:(o)
Shares sold	271,725	$7,815,591	40,259		$1,068,906
Shares issued to shareholders in reinvestment of distributions	7,742	220,946	—		—
Shares issued to shareholders in connection with reorganization(a)	—	—	54,721		1,501,686
Shares repurchased	(54,692)	(1,551,706)	(888)		(23,453)

Net increase (decrease)	224,775	$6,484,831	94,092		$2,547,139

Class I:(o)
Shares sold	5,451,916	$156,661,326	695,863		$19,518,024
Shares issued to shareholders in reinvestment of distributions	275,959	7,873,113	—		—
Shares issued to shareholders in connection with reorganization(a)	—	—	12,718,172		349,017,891
Shares repurchased	(1,417,579)	(40,939,598)	(143,755)		(3,958,459)

Net increase (decrease)	4,310,296	$123,594,841	13,270,280		$364,577,456

Tax-Managed International Equities Fund
Class III:
Shares sold	—	$—	1,805,115		$20,617,208
Shares issued to shareholders in reinvestment of distributions	1,689	29,446	9,074		135,500
Shares repurchased	(83,569)	(1,448,565)	(2,045,534)		(26,003,077)

Net increase (decrease)	(81,880)	$(1,419,119)	(231,345)		$(5,250,369)

U.S. Equity Fund
Class III:
Shares sold	—	$—	390,012		$4,296,146
Shares issued to shareholders in reinvestment of distributions	448,282	6,903,548	721,214		8,728,187
Shares repurchased	(640,356)	(10,005,748)	(815,138)		(10,502,121)

Net increase (decrease)	(192,074)	$(3,102,200)	296,088		$2,522,212

Class VI:
Shares sold	5,167,565	$81,366,735	3,501,114		$44,086,437
Shares issued to shareholders in reinvestment of distributions	1,059,501	16,146,800	2,251,552		26,876,326
Shares repurchased	(3,866,195)	(60,200,360)	(19,564,469	)(p)	(240,929,654	)(p)

Net increase (decrease)	2,360,871	$37,313,175	(13,811,803)		$(169,966,891)

U.S. Small Cap Value Fund
Class VI:
Shares sold	92,539	$2,508,172	4,758,720		$67,971,759
Shares issued to shareholders in reinvestment of distributions	708,348	17,956,624	337,635		6,843,929
Shares repurchased	(4,510,139)	(126,264,072)	(13,194,884	)(q)	(261,216,696	)(q)

Net increase (decrease)	(3,709,252)	$(105,799,276)	(8,098,529)		$(186,401,008)

(a)	A plan of reorganization was completed on January 22, 2021.
(b)	Class III liquidated on January 22, 2021.
(c)	The period under the heading “Year Ended February 28, 2021” represents the period from January 22, 2021 (commencement of operations) through February 28, 2021.
(d)	Class V liquidated on April 29, 2021.
(e)	The period under the heading “Year Ended February 28, 2021” represents the period from March 31, 2020 (commencement of operations) through February 28, 2021.

144

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

(f)	13,244,102 shares and $293,635,824 were redeemed in-kind.
(g)	The period under the heading “Six Months Ended August 31, 2021 (Unaudited)” represents the period from May 24, 2021 (commencement of operations) through August 31, 2021.
(h)	The period under the heading “Year Ended February 28, 2021” represents the period from September 14, 2020 (commencement of operations) through February 28, 2021.
(i)	351,218 shares and $5,354,572 were purchased in-kind.
(j)	The period under the heading “Six Months Ended August 31, 2021 (Unaudited)” represents the period from June 7, 2021 (commencement of operations) through August 31, 2021.
(k)	The period under the heading “Year Ended February 28, 2021” represents the period from May 12, 2020 (commencement of operations) through February 28, 2021.
(l)	The period under the heading “Six Months Ended August 31, 2021 (Unaudited)” represents the period from July 16, 2021 (commencement of operations) through August 31, 2021.
(m)	1,161,256 shares and $26,431,152 were purchased in-kind.
(n)	7,413,522 shares and $165,586,344 were redeemed in-kind.
(o)	The period under the heading “Year Ended February 28, 2021” represents the period from January 22, 2021 (commencement of operations) through February 28, 2021.
(p)	3,849,646 shares and $51,936,295 were redeemed in-kind.
(q)	3,680,987 shares and $83,728,845 were redeemed in-kind.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2021 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$18,563,731		$174,282,909	$172,865,614	$8,124	**	$10,446	$(17,710)	$13,387	$19,976,703

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$—		$212,580,729	$187,356,000	$7,160		$3,722	$(64,625)	$3,281	$25,163,385

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$678,007		$—	$—	$—		$—	$—	$(157,285)	$520,722
Gayatri Projects Ltd	6,296,399		—	—	—		—	—	1,550,729	7,847,128

Totals	$6,974,406		$—	$—	$—		$—	$—	$1,393,444	$8,367,850

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
GMO U.S. Treasury Fund	$528,000		$3,300,000	$3,190,000	$109		$212	$(4,751)	$—	$633,249

Quality Fund
GMO U.S. Treasury Fund	$9,830,961		$—	$—	$3,813		$4,876	$—	$—	$9,830,961

Resources Fund
Kosmos Energy Ltd.	$—	#	$23,603,930	$13,303,476	$—		$—	$2,066,197	$13,452,925	$53,018,346

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,165		$2,420,000	$1,260,000	$352		$454	$(636)	$1,491	$1,166,020

145

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
U.S. Equity Fund
GMO U.S. Treasury Fund	$2,850,296	$26,200,000	$27,920,000	$1,880	$2,406	$18,988	$2,285	$1,151,569

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$101,097	$15,790,000	$13,410,000	$1,441	$2,515	$—	$2,982	$2,484,079

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through August 31, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $124,620 in Climate Change Fund during the period.

#	Security was not an affiliate at the beginning of the period.

11.	Subsequent events

Effective October 15, 2021, Josh White is no longer involved in the portfolio management of GMO International Equity Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund and GMO U.S. Small Cap Value Fund.

146

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2021 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the

147

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle and that account, as well as the business and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other vehicle and that account. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. In addition, the Trustees reviewed the fee payable by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by GMO out of GMO’s management fee and not directly by the Fund.

148

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

149

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to the third-party fund, and to those other vehicles and accounts, as well as the business and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to the third-party fund and managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. In addition, the Trustees reviewed the fee payable by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by GMO out of GMO’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

150

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the business and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

151

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO-Usonian Japan Value Creation Fund

Approval of renewal of management agreement for GMO-Usonian Japan Value Creation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last

152

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Cyclicals Fund

Approval of renewal of management agreement for GMO Quality Cyclicals Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

153

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to [those other vehicles and accounts, as well as the business and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other

154

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

155

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Tax-Managed International Equity Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equity Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

156

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent

157

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

158

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

159

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2021 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 15, 2021 addressing the Program’s operation, adequacy and effectiveness.

160

GMO Trust Funds

Fund Expenses

August 31, 2021 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2021.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction cost, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2021 through August 31, 2021.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$1,058.80	$4.00	$1,000.00	$1,021.32	$3.92	0.77%
Class R6	$1,000.00	$1,058.80	$4.00	$1,000.00	$1,021.32	$3.92	0.77%
Class I	$1,000.00	$1,058.10	$4.51	$1,000.00	$1,020.82	$4.43	0.87%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$961.40	$5.14	$1,000.00	$1,019.96	$5.30	1.04%
Class V	$1,000.00	$962.60	$4.45	$1,000.00	$1,020.67	$4.58	0.90%
Class I	$1,000.00	$961.80	$5.29	$1,000.00	$1,019.81	$5.45	1.07%

Emerging Markets Fund
Class II	$1,000.00	$1,016.10	$4.68	$1,000.00	$1,020.57	$4.69	0.92%
Class III	$1,000.00	$1,016.30	$4.42	$1,000.00	$1,020.82	$4.43	0.87%
Class VI	$1,000.00	$1,017.00	$3.76	$1,000.00	$1,021.48	$3.77	0.74%
Class R6	$1,000.00	$1,016.20	$4.68	$1,000.00	$1,020.57	$4.69	0.92%
Class I	$1,000.00	$1,016.00	$4.93	$1,000.00	$1,020.32	$4.94	0.97%

International Equity Fund
Class II	$1,000.00	$1,101.60	$3.87	$1,000.00	$1,021.53	$3.72	0.73%
Class III	$1,000.00	$1,102.30	$3.50	$1,000.00	$1,021.88	$3.36	0.66%
Class IV	$1,000.00	$1,102.70	$3.18	$1,000.00	$1,022.18	$3.06	0.60%
Class I(a)	$1,000.00	$983.30	$2.21	$1,000.00	$1,021.07	$4.18	0.82%

Japan Value Creation Fund
Class VI	$1,000.00	$1,042.30	$2.93	$1,000.00	$1,022.33	$2.91	0.57%
Class I(b)	$1,000.00	$979.90	$1.78	$1,000.00	$1,021.32	$3.92	0.77%

161

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2021 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Class VI	$1,000.00	$1,082.70	$2.10	$1,000.00	$1,023.19	$2.04	0.40%
Class I(c)	$1,000.00	$997.20	$0.74	$1,000.00	$1,022.23	$3.01	0.59%

Quality Fund
Class III	$1,000.00	$1,197.60	$2.66	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,197.90	$2.44	$1,000.00	$1,022.99	$2.24	0.44%
Class VI	$1,000.00	$1,198.50	$2.16	$1,000.00	$1,023.24	$1.99	0.39%
Class R6	$1,000.00	$1,197.60	$2.66	$1,000.00	$1,022.79	$2.45	0.48%
Class I	$1,000.00	$1,197.40	$3.21	$1,000.00	$1,022.28	$2.96	0.58%

Resources Fund
Class III	$1,000.00	$1,057.90	$3.58	$1,000.00	$1,021.73	$3.52	0.69%
Class IV	$1,000.00	$1,058.20	$3.32	$1,000.00	$1,021.98	$3.26	0.64%
Class R6	$1,000.00	$1,057.60	$3.58	$1,000.00	$1,021.73	$3.52	0.69%
Class I	$1,000.00	$1,057.60	$4.10	$1,000.00	$1,021.22	$4.02	0.79%

Tax-Managed International Equities Fund
Class III	$1,000.00	$1,097.50	$5.34	$1,000.00	$1,020.11	$5.14	1.01%

U.S. Equity Fund
Class III	$1,000.00	$1,185.50	$2.53	$1,000.00	$1,022.89	$2.35	0.46%
Class VI	$1,000.00	$1,185.70	$2.04	$1,000.00	$1,023.34	$1.89	0.37%

U.S. Small Cap Value Fund
Class VI	$1,000.00	$1,107.90	$2.23	$1,000.00	$1,023.09	$2.14	0.42%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2021, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(a)

For the period May 24, 2021 (commencement of operations) through August 31, 2021, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2021, multiplied by the average account value over the period, multiplied by 99 days in the period, divided by 365 days in the year.

(b)

For the period June 7, 2021 (commencement of operations) through August 31, 2021, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2021, multiplied by the average account value over the period, multiplied by 85 days in the period, divided by 365 days in the year.

(c)

For the period July 16, 2021 (commencement of operations) through August 31, 2021, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2021, multiplied by the average account value over the period, multiplied by 46 days in the period, divided by 365 days in the year.

162

SR-083121-EQ

GMO Trust

Semiannual Report

August 31, 2021

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	99.3%
Mutual Funds	0.4
Short-Term Investments	0.3
Other	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.3%

	U.S. Government — 99.3%

34,800,000	U.S. Treasury Note, 1.25%, due 04/30/28	35,271,703

41,000,000	U.S. Treasury Note, 1.13%, due 02/15/31	40,449,063

	Total U.S. Government	75,720,766

	TOTAL DEBT OBLIGATIONS (COST $73,859,639)	75,720,766

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

61,837	GMO U.S. Treasury Fund	311,657

	TOTAL MUTUAL FUNDS (COST $311,655)	311,657

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

190,223	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	190,223

	TOTAL SHORT-TERM INVESTMENTS (COST $190,223)	190,223

	TOTAL INVESTMENTS — 100.0% (Cost $74,361,517)	76,222,646

	Other Assets and Liabilities (net) — 0.00%	26,375

	TOTAL NET ASSETS — 100.0%	$76,249,021

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

2	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	94.3%
Short-Term Investments	2.1
Loan Assignments	1.3
Loan Participations	0.9
Rights/Warrants	0.4
Swap Contracts	0.1
Written Options/Credit Linked Options	0.0	^
Forward Currency Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.4)
Other	1.3

	100.0%

Country/Region Summary‡	% of Investments
Other Emerging	17.0	%*
Mexico	7.2
Turkey	5.4
Saudi Arabia	4.6
South Africa	4.5
Indonesia	4.1
Oman	4.0
Egypt	3.5
Ukraine	3.3
Bahrain	3.1
Brazil	2.7
Dominican Republic	2.7
Russia	2.7
Argentina	2.6
Chile	2.6
Tunisia	2.6
United Arab Emirates	2.5
Qatar	2.2
Peru	2.1
Ecuador	1.9
Jordan	1.9
Panama	1.7
Sri Lanka	1.6
Colombia	1.5
Kenya	1.5
Ivory Coast	1.5
Kazakhstan	1.4
Costa Rica	1.2
Other Developed	1.2	¤
India	1.1
Philippines	1.1
El Salvador	1.0
Nigeria	1.0
Romania	1.0

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

¤	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

3

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.9%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	45,854,980

		Angola — 0.3%

		Foreign Government Obligations

	7,900,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	8,382,888

	5,500,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	5,727,906

		Total Angola	14,110,794

		Argentina — 2.9%

		Foreign Government Obligations

	11,490,713	Republic of Argentina, 1.00%, due 07/09/29	4,621,975

	25,333,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	9,842,062

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c) (d)	1,000,055

	56,547,942	Republic of Argentina, Step Up, 1.13%, due 07/09/35	19,650,410

	72,008,994	Republic of Argentina, Step Up, 2.00%, due 01/09/38	28,967,823

JPY	334,073,000	Republic of Argentina, 0.67%, due 12/31/38 (c) (d)	584,548

EUR	6,760,000	Republic of Argentina, Step Up, 1.50%, due 07/09/41	2,705,855

	136,001,240	Republic of Argentina, Step Up, 2.50%, due 07/09/41	53,040,484

	34,047,000	Republic of Argentina, Step Up, 1.13%, due 07/09/46	11,865,379

		Total Argentina	132,278,591

		Armenia — 0.6%

		Corporate Debt — 0.5%

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	19,828,750

		Foreign Government Obligations — 0.1%

	5,700,000	Republic of Armenia International Bond, Reg S, 3.60%, due 02/02/31	5,417,850

		Total Armenia	25,246,600

		Azerbaijan — 1.0%

		Foreign Government Agency — 0.5%

	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	11,501,880

	8,750,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	8,957,812

			20,459,692

Par Value†	Description	Value ($)

	Azerbaijan — continued

	Foreign Government Obligations — 0.5%

20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	22,807,050

	Total Azerbaijan	43,266,742

	Bahamas — 0.8%

	Foreign Government Obligations

10,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	10,577,807

15,600,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	16,958,175

7,900,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	7,475,375

	Total Bahamas	35,011,357

	Bahrain — 1.6%

	Foreign Government Obligations

68,990,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	72,711,148

	Barbados — 0.3%

	Foreign Government Obligations

14,000,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29 (e)	14,072,625

	Belarus — 0.4%

	Foreign Government Agency — 0.2%

8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24	7,722,720

	Foreign Government Obligations — 0.2%

9,800,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	8,540,700

	Total Belarus	16,263,420

	Belize — 0.5%

	Foreign Government Obligations

53,485,866	Republic of Belize, Reg S, 4.94%, due 02/20/34	20,892,916

	Bermuda — 0.2%

	Foreign Government Obligations

6,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	8,223,298

	Bolivia — 0.2%

	Foreign Government Obligations

9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28 (e)	8,342,100

4	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Bosnia & Herzegovina — 0.3%

		Foreign Government Obligations

EUR	9,600,000	Republic of Srpska Treasury Bond, Reg S, 4.75%, due 04/27/26	11,666,759

		Brazil — 2.3%

		Corporate Debt — 0.6%

	24,128,617	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	26,274,556

		Foreign Government Agency — 1.4%

	57,439,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	63,640,976

		Foreign Government Obligations — 0.3%

	16,300,000	Republic of Brazil, 4.75%, due 01/14/50	15,432,025

		Total Brazil	105,347,557

		Cameroon — 0.2%

		Foreign Government Obligations

EUR	7,500,000	Republic of Cameroon International Bond, 144A, 5.95%, due 07/07/32	8,827,955

		Chile — 1.9%

		Corporate Debt — 1.0%

	20,411,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	26,985,383

	17,200,000	Inversiones Latin America Power Ltda, 144A, 5.13%, due 06/15/33	17,157,000

			44,142,383

		Foreign Government Agency — 0.7%

	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	9,132,750

	23,750,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	24,556,016

			33,688,766

		Foreign Government Obligations — 0.2%

	7,500,000	Chile Government International Bond, 3.10%, due 05/07/41	7,635,000

		Total Chile	85,466,149

		China — 0.5%

		Corporate Debt — 0.2%

	7,500,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.00%, due 09/22/30	7,571,719

		Foreign Government Agency — 0.3%

	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	14,176,037

		Total China	21,747,756

Par Value†		Description	Value ($)

		Colombia — 2.7%

		Foreign Government Agency — 1.3%

	35,811,000	Ecopetrol SA, 7.38%, due 09/18/43	43,796,853

	2,800,000	Ecopetrol SA, 5.88%, due 05/28/45	2,993,830

COP	30,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	7,606,788

COP	26,700,000,000	PA Autopista Rio Magdalena, 144A, 6.05%, due 06/15/36	6,800,472

			61,197,943

		Foreign Government Obligations — 1.4%

	1,392,000	Colombia Government International Bond, 8.38%, due 02/15/27	1,706,505

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (c)	5,908,240

	26,100,000	Colombia Government International Bond, 6.13%, due 01/18/41	30,468,488

	12,800,000	Colombia Government International Bond, 4.13%, due 02/22/42	12,288,000

	12,900,000	Colombia Government International Bond, 3.88%, due 02/15/61	11,261,700

			61,632,933

		Total Colombia	122,830,876

		Congo Republic (Brazzaville) — 1.0%

		Foreign Government Obligations

	59,851,596	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	46,833,874

		Costa Rica — 0.9%

		Foreign Government Agency — 0.1%

	3,798,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	3,342,240

		Foreign Government Obligations — 0.8%

	34,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	36,213,580

		Total Costa Rica	39,555,820

		Czech Republic — 0.2%

		Foreign Government Agency

	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	6,940,061

		Dominican Republic — 2.2%

		Asset-Backed Securities — 0.2%

	8,025,668	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	8,271,454

		Foreign Government Obligations — 2.0%

	16,587,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	20,280,718

	9,100,000	Dominican Republic International Bond, Reg S, 5.30%, due 01/21/41	9,263,800

See accompanying notes to the financial statements.	5

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Dominican Republic — continued

	Foreign Government Obligations — continued

61,900,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	62,936,825

		92,481,343

	Total Dominican Republic	100,752,797

	Ecuador — 3.1%

	Foreign Government Obligations

1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	900,000

18,576,250	Ecuador Government International Bond, Reg S, Step Up, 5.00%, due 07/31/30	16,625,744

112,987,125	Ecuador Government International Bond, Reg S, Step Up, 1.00%, due 07/31/35	81,491,964

36,603,750	Ecuador Government International Bond, Reg S, Step Up, 0.50%, due 07/31/40	23,426,400

8,246,892	Ecuador Government International Bond, Zero Coupon, Reg S, due 07/31/30	4,649,185

16,931,372	Ecuador Social Bond Sarl, Zero Coupon, Reg S, due 01/30/35	13,640,336

	Total Ecuador	140,733,629

	Egypt — 2.3%

	Foreign Government Obligations

26,800,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	26,511,900

23,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	24,730,812

38,364,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	38,155,396

15,200,000	Egypt Government International Bond, Reg S, 7.50%, due 02/16/61	14,402,000

	Total Egypt	103,800,108

	El Salvador — 0.6%

	Foreign Government Obligations

9,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	8,467,594

22,100,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	18,039,125

2,200,000	El Salvador Government International Bond, Reg S, 9.50%, due 07/15/52	2,051,500

	Total El Salvador	28,558,219

	Ethiopia — 0.1%

	Foreign Government Obligations

4,090,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	3,633,198

Par Value†	Description	Value ($)

	Gabon — 0.6%

	Foreign Government Obligations

24,600,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	24,950,550

	Ghana — 1.1%

	Foreign Government Agency — 0.3%

11,235,530	Saderea DAC, Reg S, 12.50%, due 11/30/26	12,134,373

	Foreign Government Obligations — 0.8%

13,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	12,738,375

26,900,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61	25,795,419

		38,533,794

	Total Ghana	50,668,167

	Grenada — 0.2%

	Foreign Government Obligations

10,351,125	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	9,435,051

	Guatemala — 0.4%

	Foreign Government Obligations

1,965,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	2,731,350

13,500,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	16,215,188

	Total Guatemala	18,946,538

	Honduras — 0.4%

	Foreign Government Obligations

16,100,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	17,063,988

	India — 1.4%

	Corporate Debt

10,750,000	Cliffton Ltd, Reg S, 6.25%, due 10/25/25	10,615,625

29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29 (e)	29,217,078

1,000,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	1,004,563

21,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	20,371,032

	Total India	61,208,298

6	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — 3.6%

		Foreign Government Agency — 3.1%

	9,200,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	10,035,475

	3,700,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.45%, due 05/15/30	4,312,350

	20,900,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	24,985,950

	13,300,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	17,550,181

	8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,789,863

	8,200,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	8,419,350

	4,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	5,184,450

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	18,285,162

	46,000,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	43,263,000

			141,825,781

		Foreign Government Obligations — 0.5%

	8,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	11,323,860

	7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	10,241,857

			21,565,717

		Total Indonesia	163,391,498

		Israel — 0.4%

		Foreign Government Agency

	13,183,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	19,156,011

		Ivory Coast — 0.8%

		Foreign Government Obligations

EUR	29,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	36,773,514

		Jamaica — 0.8%

		Corporate Debt — 0.1%

	6,582,391	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	6,589,796

		Foreign Government Agency — 0.3%

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	13,366,500

		Foreign Government Obligations — 0.4%

	11,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	16,076,430

		Total Jamaica	36,032,726

Par Value†	Description	Value ($)

	Jordan — 1.1%

	Foreign Government Obligations

47,395,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	50,840,024

	Kazakhstan — 1.0%

	Foreign Government Agency

9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	12,598,875

3,800,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	4,740,500

19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	26,135,864

	Total Kazakhstan	43,475,239

	Kenya — 0.8%

	Foreign Government Obligations

30,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	34,367,200

	Kuwait — 0.3%

	Corporate Debt

4,100,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	4,161,500

9,200,000	MEGlobal Canada ULC, Reg S, 5.88%, due 05/18/30	11,447,100

	Total Kuwait	15,608,600

	Lebanon — 0.4%

	Foreign Government Obligations

20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	2,550,000

5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	678,814

53,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	6,543,160

21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	2,583,000

50,114,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	6,164,022

	Total Lebanon	18,518,996

	Malaysia — 0.9%

	Foreign Government Agency

16,700,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	16,868,837

6,000,000	Dua Capital Ltd, Reg S, 2.78%, due 05/11/31	6,053,100

8,400,000	Petronas Capital Ltd, Reg S, 4.80%, due 04/21/60	11,377,044

4,200,000	Petronas Capital Ltd, Reg S, 3.40%, due 04/28/61	4,394,376

	Total Malaysia	38,693,357

See accompanying notes to the financial statements.	7

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Mexico — 5.9%

		Foreign Government Agency — 3.9%

	27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	23,489,482

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,351,200

	131,800,000	Petroleos Mexicanos, 7.69%, due 01/23/50	125,921,720

	22,986,000	Petroleos Mexicanos, 6.95%, due 01/28/60	20,105,854

			174,868,256

		Foreign Government Obligations — 2.0%

GBP	56,796,000	United Mexican States, 5.63%, due 03/19/2114	88,471,425

		Total Mexico	263,339,681

		Mongolia — 0.1%

		Foreign Government Obligations

	3,700,000	Mongolia Government International Bond, 144A, 4.45%, due 07/07/31	3,640,282

		Montenegro — 0.2%

		Foreign Government Obligations

EUR	9,100,000	Montenegro Government International Bond, 144A, 2.88%, due 12/16/27	10,288,174

		Morocco — 0.6%

		Foreign Government Agency

	14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	17,661,000

	10,500,000	Office Cherifien des Phosphates SA, 144A, 5.13%, due 06/23/51	10,600,406

		Total Morocco	28,261,406

		Mozambique — 0.2%

		Foreign Government Obligations

	9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	7,993,593

		Nigeria — 0.8%

		Foreign Government Obligations

	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	10,952,787

	15,550,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	15,596,650

	7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	8,720,050

		Total Nigeria	35,269,487

Par Value†		Description	Value ($)

		Oman — 2.6%

		Foreign Government Agency — 0.2%

	7,300,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	7,719,750

		Foreign Government Obligations — 2.4%

	4,600,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	4,610,925

	96,800,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	98,996,150

	5,400,000	Oman Government International Bond, Reg S, 7.00%, due 01/25/51	5,616,000

			109,223,075

		Total Oman	116,942,825

		Pakistan — 0.3%

		Foreign Government Obligations

	14,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	14,681,732

		Panama — 1.7%

		Foreign Government Agency — 0.6%

	26,200,000	Aeropuerto Internacional de Tocumen SA, 144A, 5.13%, due 08/11/61	27,772,000

		Foreign Government Obligations — 1.1%

	12,651,000	Panama Government International Bond, 8.13%, due 04/28/34	18,355,810

	9,000,000	Panama Government International Bond, 4.30%, due 04/29/53	10,067,625

	16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	19,155,150

			47,578,585

		Total Panama	75,350,585

		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,394,750

		Peru — 2.1%

		Foreign Government Agency — 1.1%

	48,595,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	50,479,271

		Foreign Government Obligations — 1.0%

PEN	90,000,000	Peru Government Bond, 6.15%, due 08/12/32	21,698,882

	26,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	23,409,225

			45,108,107

		Total Peru	95,587,378

8	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Philippines — 1.8%

		Foreign Government Agency — 1.5%

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	8,695,000

	40,012,000	Power Sector Assets & Liabilities Management Corp, 9.63%, due 05/15/28	58,617,580

			67,312,580

		Foreign Government Obligations — 0.3%

	13,500,000	Philippine Government International Bond, 3.20%, due 07/06/46	13,889,610

		Total Philippines	81,202,190

		Qatar — 1.6%

		Foreign Government Agency — 0.5%

	7,600,000	Qatar Petroleum, 144A, 3.13%, due 07/12/41	7,818,500

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	14,597,070

			22,415,570

		Foreign Government Obligations — 1.1%

	38,200,000	Qatar Government International Bond, Reg S, 4.40%, due 04/16/50	47,368,000

		Total Qatar	69,783,570

		Republic of North Macedonia — 0.2%

		Foreign Government Obligations

EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	9,175,317

		Romania — 0.5%

		Foreign Government Obligations

EUR	7,100,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	10,564,565

EUR	10,900,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	13,594,128

		Total Romania	24,158,693

		Russia — 2.5%

		Foreign Government Agency — 0.6%

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	23,045,512

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	5,525,000

			28,570,512

		Foreign Government Obligations — 1.9%

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	41,369,500

Par Value†		Description	Value ($)
		Russia — continued

		Foreign Government Obligations — continued

	3,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	4,623,650

	29,200,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	37,782,975

			83,776,125

		Total Russia	112,346,637

		Saudi Arabia — 2.8%

		Corporate Debt — 0.7%

	26,521,592	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39 (e)	31,428,086

		Foreign Government Agency — 0.5%

	21,400,000	Saudi Arabian Oil Co, Reg S, 3.50%, due 11/24/70	20,891,750

		Foreign Government Obligations — 1.6%

	5,600,000	Saudi Government International Bond, Reg S, 3.75%, due 01/21/55	5,965,050

	67,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	67,837,500

			73,802,550

		Total Saudi Arabia	126,122,386

		Senegal — 0.2%

		Foreign Government Obligations

	8,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	9,142,650

		South Africa — 3.4%

		Foreign Government Agency — 0.8%

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	14,346,300

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	15,463,200

ZAR	191,150,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	2,742,717

ZAR	27,300,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	2,261,617

			34,813,834

		Foreign Government Obligations — 2.6%

ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	25,443,971

	8,600,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48 (e)	9,262,738

	84,800,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	85,213,400

			119,920,109

		Total South Africa	154,733,943

See accompanying notes to the financial statements.	9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Sri Lanka — 1.3%
		Foreign Government Obligations

	7,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	4,731,090

	11,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	7,479,814

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	22,043,344

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	5,617,150

	27,900,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30	17,730,450

		Total Sri Lanka	57,601,848

		SupraNational — 0.4%

		Foreign Government Agency

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	10,323,932

BRL	225,000,000	International Finance Corp., Zero Coupon, due 02/25/41	9,077,192

		Total SupraNational	19,401,124

		Suriname — 0.5%

		Foreign Government Obligations

	14,000,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	9,003,750

	17,559,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	11,444,078

		Total Suriname	20,447,828

		Tajikistan — 0.3%

		Foreign Government Obligations

	13,874,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	12,558,571

		Trinidad And Tobago — 1.0%

		Foreign Government Agency — 0.9%

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, Reg S, 8.88%, due 10/18/29	10,463,031

	6,127,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	6,291,663

	22,788,000	Trinidad Petroleum Holdings Ltd., Reg S, 9.75%, due 06/15/26	25,556,742

			42,311,436

		Foreign Government Obligations — 0.1%

	3,800,000	Trinidad & Tobago Government International Bond, Reg S, 4.50%, due 06/26/30	4,018,500

		Total Trinidad And Tobago	46,329,936

Par Value†		Description	Value ($)

		Tunisia — 1.3%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	42,045,794

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	13,639,049

JPY	900,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	4,294,869

		Total Tunisia	59,979,712

		Turkey — 3.6%
		Foreign Government Obligations

	20,100,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	20,225,625

	10,002,000	Republic of Turkey, 6.00%, due 01/14/41	9,241,223

	23,600,000	Republic of Turkey, 6.63%, due 02/17/45	23,110,300

	125,313,000	Republic of Turkey, 5.75%, due 05/11/47	111,199,623

		Total Turkey	163,776,771

		Ukraine — 2.3%

		Foreign Government Agency — 0.6%

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	4,649,500

	15,500,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.63%, due 11/08/26	15,914,625

	7,500,000	State Agency of Roads of Ukraine, 144A, 6.25%, due 06/24/28	7,526,250

			28,090,375

		Foreign Government Obligations — 1.7%

	10,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	11,138,623

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	4,303,779

	30,200,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	32,272,475

	26,500,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/33	28,045,282

			75,760,159

		Total Ukraine	103,850,534

		United Arab Emirates — 1.9%

		Foreign Government Agency — 0.5%

	4,500,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	5,400,000

	6,000,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	6,210,000

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United Arab Emirates — continued

	Foreign Government Agency — continued

3,100,000	DAE Sukuk Difc Ltd, Reg S, 3.75%, due 02/15/26	3,289,875

6,300,000	DP World Ltd., Reg S, 4.70%, due 09/30/49	7,015,837

		21,915,712

	Foreign Government Obligations — 1.4%

10,700,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	10,996,256

9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	8,427,738

18,700,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	16,993,625

28,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	27,026,500

		63,444,119

	Total United Arab Emirates	85,359,831

	United States — 8.1%

	Asset-Backed Securities — 0.3%

1,475,991	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.34%, due 12/15/35	1,425,011

608,297	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.34%, due 12/15/35	600,634

1,075,098	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.30%, due 05/15/36	1,023,843

8,818,034	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.23%, due 11/25/36	3,990,230

8,935,608	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.30%, due 11/25/36	4,090,699

4,603,068	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.44%, due 04/25/37	2,307,589

		13,438,006

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2169	543,417

Par Value†	Description	Value ($)
	U.S. Government — 7.8%

80,500,000	U.S. Treasury Note, 0.13%, due 05/31/22	80,531,445

183,600,000	U.S. Treasury Note, 0.13%, due 11/30/22	183,643,032

57,200,000	U.S. Treasury Note, 0.13%, due 03/31/23 (f)	57,170,953

6,500,000	U.S. Treasury Note, 1.63%, due 05/15/31	6,702,109

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.10%, due 07/31/22	20,009,370

		348,056,909

	Total United States	362,038,332

	Uruguay — 0.8%

	Foreign Government Obligations

27,918,000	Uruguay Government International Bond, 5.10%, due 06/18/50	37,275,765

	Uzbekistan — 0.4%

	Foreign Government Obligations

8,000,000	Republic of Uzbekistan International Bond, Reg S, 5.38%, due 02/20/29	8,868,000

7,600,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	7,554,400

	Total Uzbekistan	16,422,400

	Venezuela — 1.0%

	Foreign Government Agency — 0.3%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	2,229,300

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	7,744,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	2,726,548

		12,699,848

	Foreign Government Obligations — 0.7%

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,902,800

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	3,660,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	2,375,000

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	17,279,300

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	6,955,875

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	708,750

		32,881,725

	Total Venezuela	45,581,573

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		Vietnam — 0.7%

		Foreign Government Agency — 0.5%

	22,558,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	20,405,121

		Foreign Government Obligations — 0.2%

	9,918,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 1.06%, due 03/13/28 (c)	9,322,920

		Total Vietnam	29,728,041

		Zambia — 0.5%

		Foreign Government Obligations

	3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	2,736,000

	27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	21,575,090

		Total Zambia	24,311,090

		TOTAL DEBT OBLIGATIONS (COST $4,420,326,416)	4,226,177,721

		LOAN ASSIGNMENTS — 1.4%

		Chad — 0.4%

	6,509,091	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 2.12%, due 09/30/25 (c)	5,288,637

	20,227,267	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 2.37%, due 12/31/27 (c)	13,299,428

		Total Chad	18,588,065

		Kenya — 0.1%

	4,866,667	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 6.91%, due 04/10/25 (a)	5,033,481

		Turkey — 0.9%

EUR	31,700,000	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (c)	37,055,492

		TOTAL LOAN ASSIGNMENTS (COST $60,584,776)	60,677,038

		LOAN PARTICIPATIONS — 0.9%

		Angola — 0.6%

	585,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 4.66%, due 12/07/23 (c)	576,225

	3,928,571	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	3,653,571

Shares / Par Value†		Description	Value ($)

		Angola — continued

	9,093,750	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.40%, due 12/13/23 (c)	8,730,000

	5,202,981	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.40%, due 12/20/23 (c)	4,994,862

	9,500,000	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	9,215,000

		Total Angola	27,169,658

		Egypt — 0.0%

CHF	577	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	541

		Iraq — 0.3%

EUR	727,635	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	716,649

JPY	1,159,438,713	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	8,180,043

JPY	246,124,274	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,740,173

JPY	104,615,448	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	739,663

		Total Iraq	11,376,528

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

		TOTAL LOAN PARTICIPATIONS (COST $54,422,723)	38,546,730

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%

	14,838,144	GMO U.S. Treasury Fund	74,784,247

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,784,247

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (g)	2,547,044

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares / Par Value†		Description	Value ($)

		Argentina — continued

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (g)	21,656

		Total Argentina	2,568,700

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (g)	16,426,005

		TOTAL RIGHTS/WARRANTS (COST $49,378,719)	18,994,705

		SHORT-TERM INVESTMENTS — 0.8%

		Money Market Funds — 0.8%

	37,431,780	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (h)	37,431,780

		TOTAL SHORT-TERM INVESTMENTS (COST $37,431,780)	37,431,780

		TOTAL INVESTMENTS — 99.1% (Cost $4,696,440,844)	4,456,612,221

		Other Assets and Liabilities (net) — 0.9%	41,913,301

		TOTAL NET ASSETS — 100.0%	$4,498,525,522

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/26/2021	JPM	COP	65,583,000,000	USD	16,892,169	(458,853)
10/21/2021	MSCI	EUR	100,499,300	USD	118,661,684	(116,570)
10/21/2021	MSCI	GBP	66,311,000	USD	90,872,594	(304,994)
11/19/2021	BOA	JPY	8,000,000,000	USD	73,282,232	519,198
11/18/2021	JPM	PEN	73,900,000	USD	18,142,093	96,444
11/18/2021	MSCI	PEN	10,600,000	USD	2,575,316	(13,099)
10/29/2021	JPM	ZAR	230,000,000	USD	15,328,735	(386,763)

						$(664,637)

Reverse Repurchase Agreements(i)

Face Value		Description	Value ($)

USD	6,442,075	J.P. Morgan Securities Plc, (0.50)%, dated 07/08/21, (collateral: Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(6,442,075)

USD	9,431,514	J.P. Morgan Securities Plc, (0.25)%, dated 07/22/21, (collateral: Republic of South Africa Government International Bond, 6.30%, due 06/22/48), to be repurchased on demand at face value plus accrued interest.	(9,431,514)

USD	516,441	J.P. Morgan Securities Plc, (0.25)%, dated 08/02/21, (collateral: Barbados Government International Bond, Reg S, 6.50%, due 10/01/29), to be repurchased on demand at face value plus accrued interest.	(516,441)

USD	2,475,464	J.P. Morgan Securities Plc, (0.25)%, dated 08/02/21, (collateral: Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29), to be repurchased on demand at face value plus accrued interest.	(2,475,464)

USD	1,191,442	J.P. Morgan Securities Plc, (0.05)%, dated 08/02/21, (collateral: ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39), to be repurchased on demand at face value plus accrued interest.	(1,191,442)

			$(20,056,936)

		Average balance outstanding	$(11,893,723)

		Average interest rate (net)	0.52%

		Maximum balance outstanding	$(26,079,125)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(105,176)	61,580

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,171,312)	290,959

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(3,936,778)	201,311

					$(5,213,266)	$553,850

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	140,060,000	1.00%	0.89%	N/A	06/20/2024	Quarterly	4,376,875	(411,776)	(4,788,651)
CDX-EMS.35.V1-5Y	USD	143,000,000	1.00%	1.52%	N/A	06/20/2026	Quarterly	4,242,750	3,404,401	(838,349)

								$8,619,625	$2,992,625	$(5,627,000)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Banque Centrale de Tunisie SA	JPM	USD	19,500,000	1.00%	7.41%	N/A	06/20/2022	Quarterly	2,109,320	977,375	(1,131,945)
Republic of Ghana	JPM	USD	3,700,000	5.00%	4.35%	N/A	06/20/2023	Quarterly	(112,514)	(41,382)	71,132
Republic of Ghana	JPM	USD	3,700,000	5.00%	4.35%	N/A	06/20/2023	Quarterly	(112,260)	(41,381)	70,879
Republic of South Africa	CITI	USD	35,900,000	1.00%	0.79%	N/A	06/20/2023	Quarterly	120,140	(138,895)	(259,035)
Petrobras Global Finance BV	CITI	USD	13,000,000	1.00%	1.10%	N/A	06/20/2024	Quarterly	371,175	35,052	(336,123)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	1.10%	N/A	06/20/2024	Quarterly	1,923,458	99,764	(1,823,694)
Republic of Ghana	JPM	USD	7,500,000	5.00%	5.06%	N/A	06/20/2024	Quarterly	58,680	12,194	(46,486)
Commonwealth of Bahamas	DB	EUR	37,970,815	1.00%	3.65%	N/A	06/20/2025	Quarterly	5,153,296	2,442,111	(2,711,185)
Republic of South Africa	GS	USD	41,800,000	1.00%	1.85%	N/A	06/20/2026	Quarterly	2,604,622	1,640,315	(964,307)
Republic of Turkey	GS	USD	17,000,000	1.00%	3.63%	N/A	06/20/2026	Quarterly	2,834,788	1,937,605	(897,183)
Republic of Turkey	MORD	USD	15,000,000	1.00%	3.63%	N/A	06/20/2026	Quarterly	2,501,284	1,709,651	(791,633)
United States of Mexico	GS	USD	20,000,000	1.00%	1.33%	N/A	06/20/2029	Quarterly	1,589,641	478,276	(1,111,365)
United States of Mexico	GS	USD	20,000,000	1.00%	1.51%	N/A	09/20/2031	Quarterly	2,640,655	912,456	(1,728,199)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	3.48%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(154,116)	487,347
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	3.48%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(308,275)	955,640
Commonwealth of Bahamas	DB	USD	50,827,085	1.00%	3.64%	50,827,085 USD	06/20/2025	Quarterly	(5,838,385)	(2,730,482)	3,107,903

									$13,938,522	$6,830,268	$(7,108,254)

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

^

Buy Protection — Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection — Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.48%	6 Month EURIBOR	EUR	34,600,000	06/14/2051	Semi-Annually	57,183	(2,129,128)	(2,186,311)
0.90%	GBP — SONIA-COMPOUND	GBP	24,000,000	06/10/2051	Annually	7,086	(1,857,560)	(1,864,646)

						$64,269	$(3,986,688)	$(4,050,957)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on J.P. Morgan EMBI Global Core IG Index Short Swap	3 Month USD LIBOR minus a spread of 0.45%	JPM	USD	18,860,000	10/13/2021	At Maturity	$—	$(175,529)	$(175,529)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	15

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	64.2%
Debt Obligations	33.6
Swap Contracts	2.5
Futures Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	(0.1)
Other	(0.2)

100.0%

Industry Group Summary¤	% of Investments
Consumer Cyclical	22.1%
Communications	14.1
Consumer Non-Cyclical	14.0
Energy	11.9
Basic Industry	6.2
Capital Goods	6.7
Finance Companies	4.9
Technology	4.6
Other Industrial	3.9
REITS	2.5
Transportation	1.6
Other Utility	1.6
Banking	1.7
Insurance	1.4
Electric	1.0
Other Financial	0.4
Brokerage/Asset Managers/Exchanges	0.1

98.7%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

16

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 33.6%

	Corporate Debt — 33.5%

	Canada — 1.6%

825,000	Methanex Corp., 5.25%, due 12/15/29	899,935

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	110,000

500,000	Quebecor Media, Inc., 5.75%, due 01/15/23	530,625

	Total Canada	1,540,560

	Luxembourg — 0.3%

225,000	ArcelorMittal SA, 7.00%, due 10/15/39	323,438

	New Zealand — 0.2%

175,035	Trilogy International South Pacific LLC / TISP Finance, Inc., 144A, 8.88%, due 05/15/23	173,503

	United Kingdom — 1.3%

350,000	Avon Products, Inc., 6.50%, due 03/15/23	372,750

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	190,950

725,000	Rolls-Royce Plc, 144A, 3.63%, due 10/14/25	737,833

	Total United Kingdom	1,301,533

	United States — 30.1%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	128,618

375,000	Ally Financial, Inc., 5.75%, due 11/20/25	429,616

375,000	Altera Infrastructure LP / Teekay Offshore Finance Corp., 144A, 8.50%, due 07/15/23	344,302

250,000	American Airlines Group, Inc., 144A, 5.00%, due 06/01/22	252,188

250,000	American Airlines Inc. / AAdvantage Loyalty IP Ltd, 144A, 5.75%, due 04/20/29	269,966

373,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, due 05/20/24	407,969

325,000	Apache Corp., 5.35%, due 07/01/49	362,440

625,000	Arconic Corp., 144A, 6.00%, due 05/15/25	661,594

250,000	Bausch Health Cos Inc, 144A, 5.75%, due 08/15/27	262,500

250,000	Brinker International, Inc., 3.88%, due 05/15/23	257,625

250,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, due 04/15/23	246,250

80,000	Carnival Corp., 144A, 11.50%, due 04/01/23	89,822

375,000	CDW LLC / CDW Finance Corp., 5.50%, due 12/01/24	414,637

625,000	CIT Group, Inc., 5.00%, due 08/15/22	649,812

275,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	271,205

250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	255,800

375,000	Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, due 01/15/23	392,981

625,000	CSC Holdings LLC, 6.75%, due 11/15/21	631,500

Par Value†	Description	Value ($)

	Corporate Debt — Continued

	United States — continued

250,000	CSC Holdings LLC, 5.88%, due 09/15/22	260,000

425,000	DISH DBS Corp., 5.88%, due 07/15/22	439,526

125,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 02/15/23	130,469

400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	432,000

675,000	Fluor Corp., 3.50%, due 12/15/24	709,452

1,050,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,120,875

1,177,000	Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	1,238,734

250,000	Freeport-McMoRan, Inc., 3.88%, due 03/15/23	258,437

375,000	G-III Apparel Group Ltd., 144A, 7.88%, due 08/15/25	405,469

500,000	Gap, Inc. (The), 144A, 8.88%, due 05/15/27	574,375

670,000	Hexcel Corp., 4.20%, due 02/15/27	733,897

250,000	iStar, Inc., REIT, 5.50%, due 02/15/26	261,875

875,000	JBS Finance Luxembourg Sarl, 144A, 3.63%, due 01/15/32	905,459

500,000	KB Home, 4.80%, due 11/15/29	553,750

625,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27	688,878

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.25%, due 02/01/27	628,125

375,000	LSB Industries, Inc., 144A, 9.63%, due 05/01/23	388,935

750,000	Lumen Technologies, Inc., 144A, 4.50%, due 01/15/29	733,125

207,000	Macy’s Retail Holdings LLC, 2.88%, due 02/15/23	210,623

375,000	Netflix, Inc., 4.38%, due 11/15/26	424,219

525,000	Newell Brands, Inc., 4.70%, due 04/01/26	586,687

500,000	Occidental Petroleum Corp., 4.30%, due 08/15/39	508,750

775,000	Occidental Petroleum Corp., 4.40%, due 08/15/49	781,053

375,000	Olin Corp., 144A, 9.50%, due 06/01/25	470,062

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	432,836

250,000	OneMain Finance Corp., 6.88%, due 03/15/25	283,125

375,000	Ovintiv, Inc., 7.38%, due 11/01/31	502,170

250,000	Owens-Brockway Glass Container, Inc., 144A, 5.88%, due 08/15/23	265,625

250,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, due 05/15/23	242,613

375,000	Pilgrim’s Pride Corp., 144A, 5.88%, due 09/30/27	400,226

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	405,689

250,000	Quad/Graphics, Inc., 7.00%, due 05/01/22	254,687

400,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	450,167

625,000	Sealed Air Corp., 144A, 5.25%, due 04/01/23	656,250

250,000	Sensata Technologies BV, 144A, 4.88%, due 10/15/23	267,527

250,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	251,250

600,000	Service Properties Trust, REIT, 4.38%, due 02/15/30	576,333

336,000	Southwestern Energy Co., 6.45%, due 01/23/25	366,203

800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	850,000

600,000	Sprint Corp., 7.88%, due 09/15/23	679,770

See accompanying notes to the financial statements.	17

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

	Par Value†	Description	Value ($)

		Corporate Debt — Continued

		United States — continued

	625,000	Tenet Healthcare Corp., 6.75%, due 06/15/23	677,344

	251,250	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	238,688

	252,500	Vericast Corp., 144A, 11.00%, due 09/15/26	267,650

	375,000	W&T Offshore, Inc., 2018 Term Loan, 144A, 9.75%, due 11/01/23	351,094

	500,000	Western Midstream Operating LP, 5.30%, due 02/01/30	560,305

	925,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	949,078

		Total United States	29,702,230

		Total Corporate Debt	33,041,264

		U.S. Government — 0.1%

	150,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.20%, due 01/31/22	150,087

		TOTAL DEBT OBLIGATIONS (COST $31,538,715)	33,191,351

		SHORT-TERM INVESTMENTS — 64.2%

		Foreign Government Obligations — 9.2%

JPY	1,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/18/21	9,090,984

		Money Market Funds — 1.2%

	1,159,609	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	1,159,609

		U.S. Government — 53.8%

	27,700,000	U.S. Treasury Bill, 0.04%, due 01/27/22 (b)	27,695,160

	2,315,000	U.S. Treasury Bill, 0.06%, due 02/24/22 (b)	2,314,378

	3,000,000	U.S. Treasury Bill, 0.06%, due 05/19/22 (b)	2,998,808

	2,000,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (b)	1,998,894

	18,100,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (b) (c)	18,087,893

		Total U.S. Government	53,095,133

		TOTAL SHORT-TERM INVESTMENTS (COST $63,339,253)	63,345,726

		TOTAL INVESTMENTS — 97.8% (Cost $94,877,968)	96,537,077

		Other Assets and Liabilities (net) — 2.2%	2,187,176

		TOTAL NET ASSETS — 100.0%	$98,724,253

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/18/2021	MSCI	JPY	1,000,000,000	USD	9,083,821	$(9,318)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
80	U.S. Treasury Note 10 Yr. (CBT)	December 2021	10,676,250	9,980
20	U.S. Treasury Note 5 Yr. (CBT)	December 2021	2,474,375	5,299
17	U.S. Treasury Note 2 Yr. (CBT)	December 2021	3,745,578	2,522

			$16,896,203	$17,801

Sales
3	U.S. Long Bond (CBT)	December 2021	488,906	(206)
44	U.S. Treasury Note 5 Yr. (CBT)	December 2021	5,443,625	(8,414)
6	U.S. Ultra Bond (CBT)	December 2021	1,183,687	3,059

			$7,116,218	$(5,561)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

18	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HYS.36.V1-5Y	GS	107.00%	10/20/21	USD	(28,930,000)	Fixed Spread	Pay	$(82,538)

			TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $181,391)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.36.V1-5Y	USD	6,636,000	5.00%	2.76%	N/A	06/20/2026	Quarterly	(611,589)	(651,005)	(39,416)
Sell Protection^:
CDX.NA.HYS.36.V1-5Y	USD	26,096,000	5.00%	2.76%	26,096,000 USD	06/20/2026	Quarterly	2,239,298	2,560,070	320,772

								$1,627,709	$1,909,065	$281,356

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	19

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	1,310,000	09/20/2021	Quarterly	(215)	12,351	12,566
1 Month USD LIBOR minus a spread of 1.35%	Total Return on iShares iBoxx High Yield Corporate Bond ETF	GS	USD	983,551	09/24/2021	At Maturity	—	3,585	3,585
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BOA	USD	400,002	09/20/2021	Quarterly	—	8,061	8,061
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BOA	USD	270,000	09/20/2021	Quarterly	(61)	2,880	2,941
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	2,199,999	09/20/2021	Quarterly	—	37,196	37,196
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MORD	USD	28,919,999	09/20/2021	Quarterly	—	516,223	516,223
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	920,002	09/20/2021	Quarterly	—	19,325	19,325

							$(276)	$599,621	$599,897

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(b)	The rate shown represents yield-to-maturity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

20	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	62.1%
Investment Funds	27.7
Short-Term Investments	23.7
Loan Assignments	0.1
Loan Participations	0.0 ^
Futures Contracts	0.0 ^
Rights/Warrants	0.0 ^
Written Options/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Securities Sold Short	(0.2)
Forward Currency Contracts	(0.3)
Swap Contracts	(0.6)
Other	(12.5)

100.0%

Country/Region Summary‡	% of Investments
United States	82.0%
Canada	19.7
Switzerland	8.4
New Zealand	6.4
Other Emerging	4.8 *
Sweden	4.0
Japan	0.1
Australia	(1.3)
Euro Region	(4.5)§
United Kingdom	(19.6)

100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

.	21

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 42.9%

	Brazil — 0.7%

	Corporate Debt

400,000	Fibria Overseas Finance Ltd., 5.50%, due 01/17/27	461,820

300,000	Suzano Austria GmbH, 6.00%, due 01/15/29	357,525

200,000	Suzano Austria GmbH, 5.00%, due 01/15/30	226,950

300,000	Suzano Austria GmbH, 3.75%, due 01/15/31	314,494

	Total Brazil	1,360,789

	Canada — 0.3%

	Corporate Debt

400,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	492,674

	Chile — 0.5%

	Corporate Debt

450,000	Celulosa Arauco y Constitucion SA, 4.50%, due 08/01/24	485,392

400,000	Enel Americas SA, 4.00%, due 10/25/26	437,825

	Total Chile	923,217

	Germany — 1.2%

	Corporate Debt

1,250,000	Deutsche Bank AG, 3.95%, due 02/27/23	1,310,506

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	434,180

450,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	486,715

	Total Germany	2,231,401

	Ireland — 0.4%

	Corporate Debt

200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.88%, due 01/23/28	214,374

400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, due 07/15/25	466,706

	Total Ireland	681,080

	United Kingdom — 0.3%

	Corporate Debt

200,000	AstraZeneca Plc, 2.38%, due 06/12/22	203,000

350,000	CNH Industrial NV, 4.50%, due 08/15/23	375,232

	Total United Kingdom	578,232

	United States — 39.5%

	Corporate Debt — 25.3%

400,000	Abbott Laboratories, 2.55%, due 03/15/22	404,997

200,000	Abbott Laboratories, 2.95%, due 03/15/25	214,258

400,000	Ally Financial, Inc., 4.13%, due 02/13/22	406,652

450,000	Alphabet, Inc., 0.45%, due 08/15/25	446,181

450,000	Alphabet, Inc., 0.80%, due 08/15/27	439,786

100,000	American Express Co., 4.05%, due 12/03/42	121,518

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

200,000	American Financial Group Inc/OH, 4.50%, due 06/15/47	248,127

400,000	Apple, Inc., 2.50%, due 02/09/22	403,351

450,000	Apple, Inc., 0.75%, due 05/11/23	453,870

350,000	Ares Capital Corp., 2.15%, due 07/15/26	352,553

400,000	Avnet, Inc., 4.63%, due 04/15/26	448,642

150,000	Bank of America Corp., Variable Rate, 4.44%, due 01/20/48	189,396

300,000	Bank of America Corp., Variable Rate, 4.33%, due 03/15/50	375,005

400,000	Bank of America Corp., Variable Rate, 2.83%, due 10/24/51	393,753

400,000	Block Financial LLC, 3.88%, due 08/15/30	436,809

350,000	Boeing Co. (The), 5.04%, due 05/01/27	403,494

200,000	Boeing Co. (The), 5.71%, due 05/01/40	259,012

450,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	510,097

400,000	Caterpillar Financial Services Corp., 1.90%, due 09/06/22	406,466

450,000	Caterpillar Financial Services Corp., 0.45%, due 09/14/23	451,090

300,000	Caterpillar, Inc., 4.75%, due 05/15/64	437,193

400,000	CBRE Services, Inc., 4.88%, due 03/01/26	460,377

250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	373,245

150,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45	209,176

350,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	397,628

350,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	396,924

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	465,201

200,000	CNH Industrial Capital LLC, 1.45%, due 07/15/26	199,957

450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	460,942

400,000	Constellation Brands, Inc., 4.25%, due 05/01/23	423,897

350,000	Corning, Inc., 5.45%, due 11/15/79	496,398

350,000	Deere & Co., 3.75%, due 04/15/50	428,714

400,000	DH Europe Finance II Sarl, 2.60%, due 11/15/29	421,187

400,000	DH Europe Finance II Sarl, 3.25%, due 11/15/39	435,649

400,000	DH Europe Finance II Sarl, 3.40%, due 11/15/49	445,392

200,000	Discover Bank, 2.45%, due 09/12/24	208,943

350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	462,626

300,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	424,434

400,000	DXC Technology Co., 4.13%, due 04/15/25	438,818

400,000	Energy Transfer LP, 6.50%, due 02/01/42	523,391

400,000	Energy Transfer LP, 6.25%, due 04/15/49	529,545

400,000	Estee Lauder Cos, Inc. (The), 2.60%, due 04/15/30	425,663

100,000	Exelon Generation Co. LLC, 5.60%, due 06/15/42	119,183

250,000	Expedia Group, Inc., 3.25%, due 02/15/30	259,263

400,000	Expedia Group, Inc., 5.00%, due 02/15/26	452,684

22	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

450,000	Expedia Group, Inc., 3.80%, due 02/15/28	486,889

400,000	FedEx Corp., 4.10%, due 04/15/43	461,277

350,000	FedEx Corp., 5.10%, due 01/15/44	458,554

300,000	FedEx Corp., 5.25%, due 05/15/50	413,420

350,000	Fortive Corp., 4.30%, due 06/15/46	420,990

400,000	FS KKR Capital Corp., 3.40%, due 01/15/26	417,304

400,000	GLP Capital LP / GLP Financing II, Inc., REIT, 4.00%, due 01/15/31	433,480

400,000	Halliburton Co., 4.85%, due 11/15/35	473,358

300,000	Halliburton Co., 5.00%, due 11/15/45	360,491

350,000	HCA, Inc., 4.75%, due 05/01/23	373,220

300,000	HCA, Inc., 5.50%, due 06/15/47	396,320

350,000	HCA, Inc., 4.50%, due 02/15/27	396,644

350,000	Hewlett Packard Enterprise Co., 6.35%, due 10/15/45	483,908

200,000	Host Hotels & Resorts LP, REIT, 3.38%, due 12/15/29	208,165

450,000	Host Hotels & Resorts LP, REIT, 3.50%, due 09/15/30	474,018

350,000	International Paper Co., 4.80%, due 06/15/44	451,113

350,000	Johnson & Johnson, 3.63%, due 03/03/37	411,988

450,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	472,840

450,000	Las Vegas Sands Corp., 3.20%, due 08/08/24	467,601

350,000	Marathon Petroleum Corp., 6.50%, due 03/01/41	487,082

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	471,776

400,000	Marriott International Inc/MD, 5.75%, due 05/01/25	459,532

300,000	Morgan Stanley, Variable Rate, 5.60%, due 03/24/51	451,842

300,000	Morgan Stanley, 6.38%, due 07/24/42	464,176

350,000	Mosaic Co. (The), 5.45%, due 11/15/33	443,781

350,000	Mosaic Co. (The), 5.63%, due 11/15/43	465,291

350,000	NIKE, Inc., 3.38%, due 03/27/50	402,415

450,000	Office Properties Income Trust, REIT, 4.50%, due 02/01/25	486,551

400,000	Old Republic International Corp., 3.85%, due 06/11/51	438,569

250,000	ONEOK, Inc., 4.95%, due 07/13/47	294,265

700,000	PacifiCorp, 4.15%, due 02/15/50	852,400

350,000	Plains All American Pipeline LP / PAA Finance Corp., 4.90%, due 02/15/45	378,896

400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	422,588

400,000	Sabra Health Care LP, REIT, 5.13%, due 08/15/26	451,309

450,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	482,478

450,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	483,102

250,000	Simon Property Group LP, REIT, 4.75%, due 03/15/42	313,370

300,000	Simon Property Group LP, REIT, 4.25%, due 11/30/46	356,826

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

300,000	Simon Property Group LP, REIT, 3.80%, due 07/15/50	335,924

350,000	Starbucks Corp., 4.45%, due 08/15/49	441,086

400,000	Starbucks Corp., 3.50%, due 11/15/50	438,425

400,000	Synchrony Financial, 4.38%, due 03/19/24	432,957

150,000	Synchrony Financial, 5.15%, due 03/19/29	177,626

400,000	Synchrony Financial, 2.85%, due 07/25/22	408,341

300,000	Synchrony Financial, 4.25%, due 08/15/24	325,603

232,000	Sysco Corp., 5.95%, due 04/01/30	299,022

272,000	Sysco Corp., 6.60%, due 04/01/50	435,323

400,000	Tapestry, Inc., 4.13%, due 07/15/27	437,848

300,000	Tapestry, Inc., 4.25%, due 04/01/25	325,276

400,000	Thermo Fisher Scientific, Inc., 4.13%, due 03/25/25	441,704

350,000	Thermo Fisher Scientific, Inc., 4.50%, due 03/25/30	417,661

350,000	Union Pacific Corp., 4.10%, due 09/15/67	422,150

350,000	Union Pacific Corp., 144A, 3.80%, due 04/06/71	401,137

400,000	United Parcel Service, Inc., 2.35%, due 05/16/22	405,389

300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	409,552

400,000	United Parcel Service, Inc., 3.90%, due 04/01/25	441,615

350,000	Verizon Communications, Inc., 4.33%, due 09/21/28	408,689

400,000	VMware, Inc., 4.50%, due 05/15/25	446,377

400,000	Walt Disney Co. (The), 1.75%, due 01/13/26	413,268

400,000	Walt Disney Co. (The), 2.20%, due 01/13/28	416,744

400,000	Walt Disney Co. (The), 2.65%, due 01/13/31	424,882

350,000	Wells Fargo & Co., Variable Rate, 4.48%, due 04/04/31	414,600

400,000	Wells Fargo & Co., 3.90%, due 05/01/45	477,696

350,000	Wells Fargo & Co., Variable Rate, 5.01%, due 04/04/51	487,358

450,000	Welltower, Inc., REIT, 2.80%, due 06/01/31	470,785

350,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	467,503

400,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	499,436

400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	509,594

		46,362,887

	U.S. Government Agency — 14.2%

2,700,000	Federal National Mortgage Association, TBA, 2.50%, due 09/16/36	2,823,430

5,600,000	Federal National Mortgage Association, TBA, 2.00%, due 09/14/51	5,676,781

5,800,000	Federal National Mortgage Association, TBA, 2.50%, due 09/14/51	6,023,844

6,200,000	Federal National Mortgage Association, TBA, 3.00%, due 09/14/51	6,485,539

4,800,000	Government National Mortgage Association, TBA, 3.00%, due 09/21/51	5,018,063

	Total U.S. Government Agency	26,027,657

See accompanying notes to the financial statements.	23

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†		Description	Value ($)

		U.S. Government Agency — continued

		Total United States	72,390,544

		TOTAL DEBT OBLIGATIONS (COST $77,094,375)	78,657,937

		INVESTMENT FUNDS — 27.7%

		United States — 27.7%

USD	112,100	iShares Core S&P 500 ETF	50,860,891

		TOTAL INVESTMENT FUNDS (COST $42,720,499)	50,860,891

		MUTUAL FUNDS — 26.0%

		United States — 26.0%
		Affiliated Issuers

	375,284	GMO Emerging Country Debt Fund, Class VI	9,843,700

	1,228,449	GMO Opportunistic Income Fund, Class VI	31,939,675

	1,169,898	GMO U.S. Treasury Fund	5,896,288

		TOTAL MUTUAL FUNDS (COST $48,976,330)	47,679,663

Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 17.4%

		Foreign Government Obligations — 13.5%

JPY	2,725,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/04/21	24,771,807

		Money Market Funds — 0.6%

	1,146,470	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	1,146,470

		U.S. Government — 3.3%

	3,398,000	U.S. Treasury Bill, 0.04%, due 12/02/21 (b) (c)	3,397,631

	2,602,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (b)	2,600,260

		TOTAL SHORT-TERM INVESTMENTS (COST $31,689,038)	31,916,168

		TOTAL INVESTMENTS — 114.0% (Cost $200,480,244)	209,114,659

		Other Assets and Liabilities (net) — (14.0%)	(25,705,901)

		TOTAL NET ASSETS — 100.0%	$183,408,758

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
11/09/2021	JPM	AUD	3,180,000	USD	2,344,650	17,499
11/09/2021	MSCI	AUD	11,761,000	USD	8,707,750	100,951
09/02/2021	GS	BRL	1,308,183	USD	250,000	(2,994)
09/02/2021	MSCI	BRL	10,600,899	USD	2,041,402	(8,745)
11/03/2021	JPM	CAD	3,611,975	USD	2,840,000	(22,616)
10/13/2021	MSCI	CHF	11,395,687	USD	12,478,961	22,090
11/18/2021	MSCI	CLP	137,205,500	USD	174,895	(1,827)
10/26/2021	JPM	COP	355,455,000	USD	91,554	(2,487)
10/26/2021	MSCI	COP	2,467,490,000	USD	630,000	(22,813)
10/18/2021	GS	CZK	2,161,021	USD	100,000	(312)
10/18/2021	MSCI	CZK	1,295,965	USD	59,987	(170)
09/30/2021	JPM	EUR	600,000	USD	705,769	(3,074)
10/13/2021	BCLY	GBP	1,370,000	USD	1,910,058	26,328
10/13/2021	JPM	GBP	580,000	USD	803,464	5,972
09/14/2021	BCLY	HUF	42,356,467	USD	148,862	5,609
09/14/2021	CITI	HUF	70,561,944	USD	240,000	1,354
09/14/2021	DB	HUF	225,908,403	USD	750,000	(14,041)
09/13/2021	JPM	INR	11,243,400	USD	150,967	(2,898)
09/09/2021	JPM	JPY	131,097,194	USD	1,190,000	(1,690)
10/04/2021	DB	JPY	2,725,000,000	USD	24,503,135	(273,039)
11/12/2021	CITI	KRW	385,904,400	USD	330,000	(2,758)
11/12/2021	MSCI	KRW	679,251,287	USD	591,868	6,163
10/21/2021	BOA	MXN	3,692,616	USD	180,000	(2,661)
10/05/2021	MSCI	NZD	15,450,000	USD	10,824,038	(62,726)
09/16/2021	JPM	PHP	21,057,880	USD	417,799	(6,161)
10/29/2021	JPM	RON	4,665,686	USD	1,109,636	(3,863)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/15/2021	JPM	SGD	555,494	USD	410,201	(2,942)
10/18/2021	MSCI	THB	35,875,608	USD	1,097,113	(15,743)
09/02/2021	GS	USD	254,347	BRL	1,308,183	(1,352)
09/02/2021	MSCI	USD	2,016,983	BRL	10,600,899	33,164
12/02/2021	MSCI	USD	871,132	BRL	4,646,358	14,859
11/03/2021	JPM	USD	11,828,752	CAD	14,704,263	(175,110)
11/18/2021	MSCI	USD	174,015	CLP	137,205,500	2,708
09/30/2021	BOA	USD	576,848	EUR	490,000	2,041
09/30/2021	DB	USD	4,187,914	EUR	3,509,000	(42,366)
09/30/2021	JPM	USD	739,131	EUR	630,000	5,154
10/13/2021	JPM	USD	1,092,958	GBP	800,000	7,031
10/13/2021	MSCI	USD	8,201,695	GBP	5,931,000	(46,655)
09/14/2021	CITI	USD	220,000	HUF	65,625,648	1,951
09/14/2021	DB	USD	190,000	HUF	56,714,962	1,815
11/08/2021	CITI	USD	160,000	IDR	2,318,544,000	2,039
11/08/2021	JPM	USD	937,805	IDR	13,546,599,000	8,940
10/29/2021	BOA	USD	220,000	ILS	709,162	1,169
09/09/2021	JPM	USD	7,929,320	JPY	865,251,371	(64,078)
10/21/2021	MSCI	USD	1,107,792	MXN	22,371,409	(1,157)
09/14/2021	BCLY	USD	1,986,430	NOK	16,475,802	(91,353)
09/14/2021	JPM	USD	4,090,000	NOK	35,840,167	32,403
10/05/2021	BCLY	USD	1,110,535	NZD	1,570,000	(4,242)
10/05/2021	JPM	USD	806,774	NZD	1,150,000	3,567
11/18/2021	JPM	USD	329,319	PEN	1,341,450	(1,751)
11/18/2021	MSCI	USD	150,000	PEN	610,500	(922)
09/16/2021	JPM	USD	230,000	PHP	11,657,340	4,698
11/18/2021	MSCI	USD	67,043	PLN	260,607	1,002
11/10/2021	CITI	USD	1,258,606	RUB	93,928,520	11,207
11/05/2021	MSCI	USD	11,239,683	SEK	96,517,182	(50,008)
10/15/2021	BOA	USD	150,000	SGD	203,699	1,499
10/15/2021	DB	USD	149,469	SGD	203,031	1,533

24	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Forward Currency Contracts — (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/15/2021	GS	USD	110,000	SGD	148,764	641
10/18/2021	CITI	USD	450,000	THB	15,038,470	16,491
10/25/2021	BCLY	USD	710,000	TRY	6,480,677	48,228
10/25/2021	DB	USD	160,000	TRY	1,431,816	7,520
10/29/2021	JPM	USD	1,070,554	ZAR	16,063,120	27,011
10/29/2021	CITI	ZAR	3,676,495	USD	240,000	(11,208)

						$(521,125)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
37	U.S. Long Bond (CBT)	December 2021	6,029,844	(323)
66	U.S. Treasury Note 10 Yr. (CBT)	December 2021	8,807,906	4,110
110	U.S. Treasury Note 2 Yr. (CBT)	December 2021	24,236,094	16,317
211	U.S. Treasury Note 5 Yr. (CBT)	December 2021	26,104,656	55,903
43	U.S. Treasury Ultra 10 Yr. (CBT)	December 2021	6,364,672	5,160
75	U.S. Ultra Bond (CBT)	December 2021	14,796,094	(26,853)

			$86,339,266	$54,314

Sales
4	U.S. Treasury Note 2 Yr. (CBT)	December 2021	881,312	(603)
26	U.S. Ultra Bond (CBT)	December 2021	5,129,313	13,256

			$6,010,625	$12,653

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	25

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.67)%	6 Month CHF LIBOR	CHF	5,120,000	09/15/2023	Semi-Annually	—	249	249
(0.60)%	6 Month CHF LIBOR	CHF	4,130,000	09/15/2023	Semi-Annually	—	(5,592)	(5,592)
0.29%	3 Month AUD BBSW	AUD	7,320,000	12/15/2023	Quarterly	—	2,872	2,872
0.29%	3 Month AUD BBSW	AUD	28,060,000	12/15/2023	Quarterly	—	9,372	9,372
0.32%	3 Month AUD BBSW	AUD	430,000	12/15/2023	Quarterly	122	(20)	(142)
0.32%	3 Month AUD BBSW	AUD	4,630,000	12/15/2023	Quarterly	—	(212)	(212)
GBP – SONIA – COMPOUND	0.35%	GBP	41,990,000	12/15/2023	Annually	(132)	14,293	14,425
GBP – SONIA – COMPOUND	0.32%	GBP	37,430,000	12/15/2023	Annually	—	(14,921)	(14,921)
3 Month NZD Bank Bill Rate	1.36%	NZD	8,090,000	12/15/2023	Quarterly	—	(11,499)	(11,499)
3 Month NZD Bank Bill Rate	1.37%	NZD	29,770,000	12/15/2023	Quarterly	—	(37,979)	(37,979)
3 Month NZD Bank Bill Rate	1.45%	NZD	4,820,000	12/15/2023	Quarterly	—	(1,371)	(1,371)
3 Month NZD Bank Bill Rate	1.45%	NZD	20,140,000	12/15/2023	Quarterly	(1,079)	(4,333)	(3,254)
0.08%	3 Month SEK STIBOR	SEK	38,700,000	12/15/2023	Quarterly	—	1,198	1,198
0.08%	3 Month SEK STIBOR	SEK	302,000,000	12/15/2023	Quarterly	—	10,748	10,748
0.08%	3 Month SEK STIBOR	SEK	108,700,000	12/15/2023	Quarterly	—	4,624	4,624
0.09%	3 Month SEK STIBOR	SEK	5,350,000	12/15/2023	Quarterly	18	66	48
0.98%	3 Month CAD LIBOR	CAD	34,850,000	12/18/2023	Semi-Annually	1,154	(22,054)	(23,208)
(0.48)%	6 Month EURIBOR	EUR	1,570,000	12/20/2023	Semi-Annually	274	734	460
0.45%	3 Month USD LIBOR	USD	25,530,000	12/20/2023	Quarterly	3,631	(21,754)	(25,385)
6 Month CHF LIBOR	0.03%	CHF	830,000	09/15/2031	Semi-Annually	—	11,551	11,551
6 Month CHF LIBOR	(0.04)%	CHF	1,580,000	09/15/2031	Semi-Annually	—	8,689	8,689
6 Month CHF LIBOR	(0.03)%	CHF	3,240,000	09/15/2031	Semi-Annually	1,077	22,515	21,438
6 Month CHF LIBOR	(0.09)%	CHF	9,420,000	09/15/2031	Semi-Annually	(3,259)	3,493	6,752
6 Month CHF LIBOR	(0.12)%	CHF	1,020,000	09/15/2031	Semi-Annually	—	(3,375)	(3,375)
6 Month CHF LIBOR	(0.15)%	CHF	1,470,000	09/15/2031	Semi-Annually	—	(9,125)	(9,125)
1.28%	6 Month AUD BBSW	AUD	3,910,000	12/15/2031	Semi-Annually	9,440	25,880	16,440
6 Month AUD BBSW	1.28%	AUD	6,310,000	12/15/2031	Semi-Annually	(17,308)	(43,973)	(26,665)
6 Month AUD BBSW	1.30%	AUD	770,000	12/15/2031	Semi-Annually	—	(3,857)	(3,857)
6 Month AUD BBSW	1.31%	AUD	780,000	12/15/2031	Semi-Annually	—	(3,307)	(3,307)
6 Month AUD BBSW	1.37%	AUD	980,000	12/15/2031	Semi-Annually	—	(452)	(452)
3 Month CAD LIBOR	1.77%	CAD	7,790,000	12/15/2031	Semi-Annually	(2,711)	7,954	10,665
3 Month CAD LIBOR	1.69%	CAD	27,460,000	12/15/2031	Semi-Annually	—	(133,355)	(133,355)
3 Month CAD LIBOR	1.71%	CAD	22,160,000	12/15/2031	Semi-Annually	—	(71,346)	(71,346)
3 Month CAD LIBOR	1.73%	CAD	1,760,000	12/15/2031	Semi-Annually	(1,179)	(3,179)	(2,000)
0.56%	GBP – SONIA – COMPOUND	GBP	15,140,000	12/15/2031	Annually	—	198,941	198,941
0.56%	GBP – SONIA – COMPOUND	GBP	7,700,000	12/15/2031	Annually	—	100,460	100,460
0.59%	GBP – SONIA – COMPOUND	GBP	12,910,000	12/15/2031	Annually	—	111,100	111,100
0.60%	GBP – SONIA – COMPOUND	GBP	790,000	12/15/2031	Annually	339	6,166	5,827
0.64%	GBP – SONIA – COMPOUND	GBP	9,080,000	12/15/2031	Annually	(2,358)	19,288	21,646
0.64%	GBP – SONIA – COMPOUND	GBP	540,000	12/15/2031	Annually	870	1,334	464
1.96%	3 Month NZD Bank Bill Rate	NZD	1,740,000	12/15/2031	Quarterly	—	7,520	7,520
1.97%	3 Month NZD Bank Bill Rate	NZD	1,040,000	12/15/2031	Quarterly	—	3,990	3,990
2.00%	3 Month NZD Bank Bill Rate	NZD	10,640,000	12/15/2031	Quarterly	8,492	16,740	8,248
3 Month NZD Bank Bill Rate	1.96%	NZD	1,620,000	12/15/2031	Quarterly	219	(6,739)	(6,958)
3 Month NZD Bank Bill Rate	2.00%	NZD	850,000	12/15/2031	Quarterly	—	(1,502)	(1,502)
3 Month NZD Bank Bill Rate	2.00%	NZD	16,470,000	12/15/2031	Quarterly	(7,345)	(23,782)	(16,437)
3 Month SEK STIBOR	0.56%	SEK	7,900,000	12/15/2031	Quarterly	—	(8,220)	(8,220)
3 Month SEK STIBOR	0.56%	SEK	61,870,000	12/15/2031	Quarterly	—	(66,129)	(66,129)
3 Month SEK STIBOR	0.59%	SEK	22,150,000	12/15/2031	Quarterly	—	(16,525)	(16,525)
3 Month SEK STIBOR	0.64%	SEK	70,470,000	12/15/2031	Quarterly	(453)	(11,866)	(11,413)
3 Month SEK STIBOR	0.64%	SEK	2,760,000	12/15/2031	Quarterly	(21)	(465)	(444)
(0.08)%	6 Month EURIBOR	EUR	7,980,000	12/17/2031	Semi-Annually	3,790	80,665	76,875

26	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month EURIBOR	(0.08)%	EUR	380,000	12/17/2031	Semi-Annually	(95)	(3,795)	(3,700)
1.36%	3 Month USD LIBOR	USD	440,000	12/17/2031	Quarterly	—	438	438
3 Month USD LIBOR	1.42%	USD	5,740,000	12/17/2031	Quarterly	(620)	22,836	23,456
1.41%	3 Month USD LIBOR	USD	13,770,000	12/17/2031	Quarterly	8,005	(48,198)	(56,203)

						$871	$114,791	$113,920

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.17%	GS	USD	22,942,422	09/01/2021	At Maturity	—	(741,240)	(741,240)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.05%	GS	USD	26,424,286	09/17/2021	At Maturity	—	(752,943)	(752,943)

							$—	$(1,494,183)	$(1,494,183)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	27

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	77.2%
Short-Term Investments	20.0
Mutual Funds	1.1
Swap Contracts	1.0
Futures Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	0.0 ^
Securities Sold Short	(1.0)
Other	1.7

100.0%

Industry Sector Summary	% of Debt Obligations
Commercial Mortgage-Backed Securities	17.1%
Student Loans – Private	14.1
Collateralized Loan Obligations	13.8
U.S. Government	12.1
Small Balance Commercial Mortgages	9.4
Student Loans – Federal Family Education Loan Program	8.6
Residential Mortgage-Backed Securities – Other	7.8
Residential Mortgage-Backed Securities –Prime	5.6
Residential Mortgage-Backed Securities – Subprime	3.2
U.S. Government Agency	2.4
Collateralized Debt Obligations	2.0
Residential Mortgage-Backed Securities – Alt-A	1.7
Airlines	1.1
CMBS Collateralized Debt Obligations	0.6
Residential Mortgage-Backed Securities – Performing Loans	0.5

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

28

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 77.2%

	Asset-Backed Securities — 65.2%

	CMBS Collateralized Debt Obligations — 0.5%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,935,822

1,121,553	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	1,005,472

	Total CMBS Collateralized Debt Obligations	4,941,294

	Collateralized Debt Obligations — 1.5%

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.48%, due 07/20/28	4,320,134

11,149,005	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 1.14%, due 07/17/29	11,153,141

	Total Collateralized Debt Obligations	15,473,275

	Collateralized Loan Obligations — 10.7%

1,762,100	610 Funding CLO 3 Ltd., Series 18-3A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 1.78%, due 07/17/28	1,762,255

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.03%, due 10/17/26	1,905,114

5,718,682	Apex Credit CLO II Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 3.33%, due 10/17/26	5,714,856

3,146,741	B&M CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.73%, due 04/16/26	3,147,037

4,955,040	Benefit Street Partners CLO XII Ltd., Series 17-12A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.38%, due 10/15/30	4,959,980

801,470	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 0.98%, due 01/27/28	801,544

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.25%, due 01/20/30	6,087,595

1,443,676	Flagship CLO VIII Ltd., Series 14-8A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 1.53%, due 01/16/26	1,443,728

9,210,627	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.18%, due 01/21/28	9,211,908

2,305,659	Gallatin CLO VIII Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 1.43%, due 07/15/27	2,306,572

1,520,087	Halcyon Loan Advisors Funding Ltd., Series 14-3A, Class B1R, 144A, Variable Rate, 3 mo. LIBOR + 1.70%, 1.84%, due 10/22/25	1,520,297

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

6,810,000	Hull Street CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.70%, 2.83%, due 10/18/26	6,810,361

1,327,600	Jamestown CLO V Ltd., Series 14-5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 3.75%, 3.88%, due 01/17/27	1,328,754

1,207,453	Madison Park Funding XII Ltd., Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.48%, due 07/20/26	1,207,776

4,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 1.27%, due 04/22/30	4,160,987

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.20%, due 04/22/31	3,898,207

1,991,025	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.73%, due 06/22/30	1,991,260

2,000,000	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.73%, due 07/17/26	2,000,028

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 2.28%, due 04/17/28	4,335,578

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 1.61%, due 04/17/28	7,737,570

2,010,000	Trinitas CLO III Ltd., Series 15-3A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 2.80%, 2.93%, due 07/15/27	2,006,772

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.23%, due 07/18/31	4,991,497

3,352,500	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 1.35%, due 10/15/29	3,353,579

1,141,198	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.03%, due 07/25/26	1,142,359

4,919,467	Wellfleet CLO Ltd., Series 15-1A, Class AR3,144A, Variable Rate, 3 mo. LIBOR + 1.28%, 1.41%, due 07/20/29	4,919,994

4,057,600	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 3.58%, due 05/01/26	4,053,011

4,453,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.38%, due 10/15/31	4,452,350

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.63%, due 04/15/28	6,751,485

3,878,665	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.28%, due 04/15/28	3,879,960

See accompanying notes to the financial statements.	29

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

140,810	Zais CLO 2 Ltd., Series 14-2A, Class A2R, 144A, Variable Rate, 3 mo. LIBOR + 1.85%, 1.98%, due 07/25/26	140,848

1,772,125	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.08%, due 04/15/29	1,771,579

	Total Collateralized Loan Obligations	109,794,841

	Commercial Mortgage-Backed Securities — 13.2%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	10,417,134

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,570,336

1,269,812	Bear Stearns Commercial Mortgage Securities Trust, Series 06-PW13, Class D, 144A, Variable Rate, 5.75%, due 09/11/41	1,276,073

5,055,490	BX Commercial Mortgage Trust, Series 19-XL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.92%, 1.02%, due 10/15/36	5,063,603

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	8,466,574

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	8,318,169

4,305,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,688,622

5,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	5,217,488

151,245	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 04/15/37	151,204

119,494	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	119,876

6,372,761	CSAIL Commercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	6,954,920

5,783,937	CSAIL Commercial Mortgage Trust, Series 16-C5, Class A5, 3.76%, due 11/15/48	6,345,575

315,992	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	317,107

1,057,146	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	1,071,284

1,897,699	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	1,922,928

4,213,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40	4,141,874

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 3.04%, due 02/12/40	2,365,311

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.22%, due 07/15/46	3,899,225

5,500,000	SLG Office Trust, Series 21-OVA, Class A, 144A, 2.59%, due 07/15/41	5,784,960

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,987,357

15,433,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	17,787,276

7,630,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.64%, due 05/13/38	6,634,750

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 1.82%, due 11/23/43	2,520,335

7,240,654	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 2.42%, due 03/23/45	7,257,415

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35(a)	8,284,702

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	1,728,548

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,637,030

	Total Commercial Mortgage-Backed Securities	135,929,676

	Residential Mortgage-Backed Securities — Other — 6.0%

845,612	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.36%, due 02/25/36	177,725

17,961,174	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.44%, due 02/25/36	654,140

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	6,160,254

4,801,195	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,603,372

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,886,066

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	736,895

30	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

285,793	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.40%, due 02/25/37	264,614

4,093,058	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	4,178,588

2,709,915	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,692,908

2,908,350	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,872,222

5,185,718	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,154,481

1,136,582	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	1,141,991

950,704	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.58%, due 10/25/34	909,314

4,645,613	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	4,571,989

4,360,392	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	429,622

28,777,084	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.34%, due 06/25/36	918,507

10,569,499	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	5,844,172

10,642,411	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	3,544,980

3,814,371	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.40%, due 03/25/36	434,910

329,170	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 02/26/34	285,654

13,799,464	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.28%, due 03/25/36	648,179

7,871,497	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.42%, due 03/25/36	372,542

20,986,277	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.48%, due 03/25/36	993,029

339,052	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 0.98%, due 08/25/35	638,899

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,565,643	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,599,707

1,564,780	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,639,381

4,228,275	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,349,980

10,304,352	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,822,408

1,037,783	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	794,875

634,865	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	647,767

	Total Residential Mortgage-Backed Securities — Other	61,969,171

	Residential Mortgage-Backed Securities — Performing Loans — 0.4%

4,299,597	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	4,300,236

	Residential Mortgage-Backed Securities — Prime — 4.3%

8,522,165	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 0.29%, due 10/25/46	5,485,341

718,190	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.38%, due 10/25/35	733,596

4,544,892	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	3,609,847

1,681,119	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.04%, due 12/25/36	1,596,312

1,230,612	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.01%, due 03/25/37	1,159,139

9,144,975	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 0.52%, due 04/25/46	8,745,974

1,729,863	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	1,217,369

463,705	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.10%, due 09/25/35	450,746

6,065,112	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 1.50%, due 05/25/35	5,090,895

See accompanying notes to the financial statements.	31

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

965,270	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 2.91%, due 09/25/35	972,897

1,296,399	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.53%, due 01/25/47	1,289,310

2,778,060	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 0.53%, due 06/25/35	2,343,436

11,660,833	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	11,957,840

	Total Residential Mortgage-Backed Securities — Prime	44,652,702

	Residential Mortgage-Backed Securities — Subprime — 2.4%

1,728,763	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.56%, due 06/25/35	1,807,797

2,003,526	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.25%, due 05/26/37	1,950,593

4,012,257	Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.20%, due 04/25/31(a)(b)	4,012,257

3,038,888	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 1.96%, due 08/25/35	3,052,928

9,026,544	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.48%, due 07/25/36	8,722,878

897,586	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 0.22%, due 12/25/36	872,876

1,289,020	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.68%, due 11/20/34	1,332,174

3,591,623	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.19%, due 09/25/36	3,409,693

	Total Residential Mortgage-Backed Securities — Subprime	25,161,196

	Residential Mortgage-Backed Securities — Alt-A — 1.3%

521,256	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	544,902

1,820,082	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.78%, due 05/25/36	838,936

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

1,824,795	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.78%, due 10/25/36	779,674

2,108,743	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 0.98%, due 11/25/34	2,109,988

2,539,479	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	2,567,583

4,317,875	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 2.75%, due 07/25/36	2,923,611

359,690	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	364,281

3,092,884	RBSSP Resecuritization Trust, Series 09-6, Class 12A4, 144A, Variable Rate, 5.50%, due 05/26/35	3,098,809

	Total Residential Mortgage-Backed Securities — Alt-A	13,227,784

	Small Balance Commercial Mortgages — 7.3%

2,366,076	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 0.62%, due 04/25/36	2,247,452

248,423	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 0.92%, due 04/25/34	248,423

224,984	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.88%, due 04/25/34	224,984

250,043	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 2.93%, due 04/25/34	250,043

4,026,261	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 0.55%, due 08/25/35	3,862,132

2,020,517	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 0.67%, due 01/25/36	1,949,369

1,043,220	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 0.65%, due 04/25/36	973,024

1,567,080	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.43%, due 07/25/36	1,504,821

32	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

3,205,482	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 0.50%, due 07/25/36	3,087,059

3,815,237	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.33%, due 10/25/36	3,671,710

11,529,529	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.36%, due 01/25/37	11,203,339

2,170,148	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.30%, due 03/25/37	2,110,328

1,749,264	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.32%, due 07/25/37	1,690,136

6,907,849	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.35%, due 07/25/37	6,625,891

308,885	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 0.93%, due 12/25/37	308,780

2,643,469	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.33%, due 12/25/37	2,645,056

97,355,157	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.31%, due 05/25/30	6,878,278

41,898,840	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 1.09%, due 06/25/40	2,468,567

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.08%, due 09/25/30	2,439,027

2,365,739	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 0.61%, due 04/25/31	2,358,098

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.08%, due 04/25/31	1,990,063

446,838	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.47%, due 09/25/36	445,355

3,988,136	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.48%, due 06/25/37	3,908,856

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

1,728,620	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.29%, due 10/25/37	1,735,417

3,300,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.29%, due 10/25/37	3,365,667

1,415,320	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.25%, 0.33%, due 08/25/37	1,377,176

1,846,302	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 2.20%, due 12/27/49	1,855,717

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 2.35%, due 12/27/49	3,166,122

	Total Small Balance Commercial Mortgages	74,590,890

	Student Loans — Federal Family Education Loan Program — 6.7%

3,678,471	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 0.32%, due 10/25/24	3,624,656

7,125,964	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 0.83%, due 01/25/43	6,774,583

5,777,068	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 0.19%, due 01/25/23	5,727,000

3,646,650	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 0.47%, due 03/28/35(c)	3,239,455

9,344,631	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.02%, due 06/15/21	9,207,144

10,738,136	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 1.78%, due 07/25/22	10,835,168

8,162,691	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 1.83%, due 07/25/23	8,240,632

20,643,556	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.63%, due 04/25/23	20,788,699

	Total Student Loans — Federal Family Education Loan Program	68,437,337

	Student Loans — Private — 10.9%

2,843,170	Access Group Inc, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 0.93%, due 07/25/34	2,763,006

8,561,112	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 0.63%, due 12/27/41	8,510,749

1,790,530	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 0.93%, due 04/28/42	1,784,264

See accompanying notes to the financial statements.	33

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 1.38%, due 07/28/42	5,262,513

792,311	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.60%, due 10/15/28	785,139

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38 (a)	2,599,594

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	2,201,719

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	945,656

6,569,050	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.39%, due 05/25/32	6,390,252

4,477,961	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 0.37%, due 01/25/33	4,258,442

11,253,962	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.43%, due 03/25/33	10,937,010

6,887,742	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.45%, due 06/25/33	6,613,800

16,648,340	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.39%, due 10/25/33	15,816,888

3,809,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.62%, due 12/26/33	3,697,378

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (c)	20,000

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (c)	60,000

4,714,933	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	4,729,552

5,023,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (a)	5,023,000

2,550,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (a)	2,550,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 1.72%, due 09/15/32	1,980,823

9,080,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 0.55%, due 09/15/33	8,958,184

562,111	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 0.40%, due 12/15/38	561,662

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

3,709,992	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 0.41%, due 06/15/39	3,638,102

2,692,870	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 0.45%, due 06/15/39	2,642,801

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 0.51%, due 12/15/39	2,371,513

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.13%, due 01/25/46	6,879,750

	Total Student Loans — Private	111,981,797

	Total Asset-Backed Securities	670,460,199

	Corporate Debt — 0.9%

	Airlines — 0.9%

2,734,375	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,843,312

1,557,998	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,586,417

3,958,974	Hawaiian Airlines Pass-Through Certificates – Class A, 144A, 7.38%, due 09/15/27	4,485,902

	Total Airlines	8,915,631

	Total Corporate Debt	8,915,631

	U.S. Government — 9.3%

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 04/30/23 (d)	30,002,109

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.10%, due 10/31/22	30,017,073

36,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	36,008,437

	Total U.S. Government	96,027,619

	U.S. Government Agency — 1.8%

3,456,250	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR — 0.02%, 0.14%, due 02/01/25 (a)	3,375,523

4,125,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.30%, due 10/29/26 (a)	4,009,970

1,410,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.15%, due 07/01/23 (a)	1,391,533

8,182,000	Federal National Mortgage Association, TBA, 2.00%, due 01/02/51	8,294,183

1,818,000	Federal National Mortgage Association, TBA, 2.50%, due 01/02/51	1,888,163

	Total U.S. Government Agency	18,959,372

	TOTAL DEBT OBLIGATIONS (COST $822,311,206)	794,362,821

34	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

2,183,242	GMO U.S. Treasury Fund	11,003,541

	TOTAL MUTUAL FUNDS (COST $11,003,541)	11,003,541

	SHORT-TERM INVESTMENTS — 20.0%

	Money Market Funds — 0.6%

6,380,540	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	6,380,540

	U.S. Government — 19.4%

97,000,000	U.S. Treasury Bill, 0.04%, due 01/27/22 (f)	96,983,052

7,000,000	U.S. Treasury Bill, 0.06%, due 02/24/22 (f)	6,998,118

7,000,000	U.S. Treasury Bill, 0.05%, due 04/21/22 (f)	6,997,857

19,300,000	U.S. Treasury Bill, 0.06%, due 06/16/22 (f)	19,290,273

12,600,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (f)	12,593,032

56,500,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (f)	56,462,208

	Total U.S. Government	199,324,540

	TOTAL SHORT-TERM INVESTMENTS (COST $205,695,024)	205,705,080

Par Value† / Shares	Description	Value ($)

	TOTAL INVESTMENTS — 98.3% (Cost $1,039,009,771)	1,011,071,442

	SECURITIES SOLD SHORT — (1.0)%

	DEBT OBLIGATIONS — (1.0)%
	U.S. Government Agency — (1.0)%

(10,000,000)	Federal National Mortgage Association, TBA, 3.00%, due 01/05/49	(10,462,109)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $10,464,063)	(10,462,109)

	Other Assets and Liabilities (net) — 2.7%	28,300,691

	TOTAL NET ASSETS — 100.0%	$1,028,910,024

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/21/2021	MSCI	EUR	2,663,281	USD	3,144,593	(3,089)
10/21/2021	MSCI	USD	2,834,355	EUR	2,400,528	2,784

						$(305)

Futures Contracts

Number of Contracts+	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
8	U.S. Treasury Note 2 Yr. (CBT)	December 2021	1,762,625	1,204
215	U.S. Treasury Note 5 Yr. (CBT)	December 2021	26,599,531	53,570
128	U.S. Treasury Note 10 Yr. (CBT)	December 2021	17,082,000	31,816

Futures Contracts — (continued)

Number of Contracts+	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys (continued)
82	U.S. Treasury Ultra 10 Yr. (CBT)	December 2021	12,137,281	7,934

			$57,581,437	$94,524

Sales
29	U.S. Treasury Note 2 Yr. (CBT)	December 2021	6,389,516	(4,370)
39	U.S. Treasury Note 5 Yr. (CBT)	December 2021	4,825,031	(6,940)
15	U.S. Treasury Ultra 10 Yr. (CBT)	December 2021	2,220,234	106
2	U.S. Ultra Bond (CBT)	December 2021	394,562	1,019

			$13,829,343	$(10,185)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	35

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.36.V1-5Y	GS	106.00%	09/15/21 USD	(15,902,400)	Fixed Spread	Pay	$(6,205)

	TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $84,442)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVERS.30.V3-5Y	EUR	21,745,573	5.00%	1.41%	N/A	12/20/2023	Quarterly	(2,273,176)	(2,106,775)	166,401
CDX.NA.IGS.33.V1-5Y	USD	49,070,000	1.00%	0.41%	N/A	12/20/2024	Quarterly	(417,805)	(951,026)	(533,221)
ITRAXX.EUROPES.32.V1-5Y	EUR	29,470,000	1.00%	0.33%	N/A	12/20/2024	Quarterly	(859,948)	(776,141)	83,807
ITRAXX.EUROPES.34.V1-5Y	EUR	20,633,760	1.00%	0.38%	N/A	12/20/2025	Quarterly	(648,690)	(658,443)	(9,753)
CDX.NA.HYS.36.V1-5Y	USD	15,902,400	5.00%	2.76%	N/A	06/20/2026	Quarterly	(1,439,962)	(1,560,057)	(120,095)
CDX.NA.IGS.36.V1-5Y	USD	131,070,000	1.00%	0.46%	N/A	06/20/2026	Quarterly	(3,095,309)	(3,323,673)	(228,364)
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.23%	17,200,000 USD	06/20/2022	Quarterly	300,982	107,638	(193,344)
CDX.NA.HYS.33.V3-5Y	USD	2,300,650	5.00%	2.07%	2,300,650 USD	12/20/2024	Quarterly	78,900	213,337	134,437

								$(8,355,008)	$(9,055,140)	$(700,132)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	4,458,000	5.00%	0.07%	N/A	12/20/2021	Quarterly	11,145	(67,723)	(78,868)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	0.07%	N/A	12/20/2021	Quarterly	(11,825)	(65,323)	(53,498)
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.10%	N/A	06/20/2022	Quarterly	(165,250)	(125,656)	39,594
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	1.59%	N/A	12/20/2022	Quarterly	(282,711)	(287,694)	(4,983)
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	1.59%	N/A	12/20/2022	Quarterly	(188,414)	(154,511)	33,903
CDX.NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	1.59%	N/A	12/20/2022	Quarterly	(51,765)	(38,955)	12,810
Navient Corp.	GS	USD	2,700,000	5.00%	1.09%	N/A	12/20/2022	Quarterly	(277,471)	(138,250)	139,221
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.09%	N/A	12/20/2022	Quarterly	(264,646)	(175,895)	88,751
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.09%	N/A	12/20/2022	Quarterly	(160,628)	(106,648)	53,980
Navient Corp.	GS	USD	4,050,000	5.00%	1.09%	N/A	12/20/2022	Quarterly	(421,122)	(207,376)	213,746
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,941,000	5.00%	3.50%	N/A	12/20/2023	Quarterly	(15,370)	(134,432)	(119,062)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	1.14%	N/A	12/20/2024	Quarterly	748,704	54,969	(693,735)
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	2,000,000	1.00%	1.14%	N/A	12/20/2024	Quarterly	28,258	10,994	(17,264)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	4.57%	N/A	01/17/2047	Monthly	156,357	147,583	(8,774)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	4.57%	N/A	01/17/2047	Monthly	89,177	73,792	(15,385)
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	2.16%	N/A	01/17/2047	Monthly	7,975	68,580	60,605

36	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

OTC Credit Default Swaps — (continued)

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.80%	N/A	01/17/2047	Monthly	205,783	(55,122)	(260,905)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.80%	N/A	01/17/2047	Monthly	197,705	(69,278)	(266,983)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.80%	N/A	01/17/2047	Monthly	47,352	(18,713)	(66,065)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.80%	N/A	01/17/2047	Monthly	(119,899)	(31,603)	88,296
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.80%	N/A	01/17/2047	Monthly	112,812	(18,277)	(131,089)
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.14%	N/A	11/18/2054	Monthly	(63,740)	(96,602)	(32,862)
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.14%	N/A	11/18/2054	Monthly	(61,372)	(96,571)	(35,199)
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.14%	N/A	11/18/2054	Monthly	(67,280)	(96,571)	(29,291)
CMBX.NA.BBB-.11	GS	USD	3,064,050	3.00%	3.86%	N/A	11/18/2054	Monthly	116,418	142,566	26,148
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.21%	N/A	10/17/2057	Monthly	247,717	(78,752)	(326,469)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.75%	N/A	10/17/2057	Monthly	140,432	(25,764)	(166,196)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.75%	N/A	10/17/2057	Monthly	73,095	(67,698)	(140,793)
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	7.81%	N/A	10/17/2057	Monthly	1,034,609	910,621	(123,988)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	7.81%	N/A	10/17/2057	Monthly	400,908	558,348	157,440
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.26%	N/A	09/17/2058	Quarterly	(102,116)	(95,225)	6,891
CMBX.NA.AAA.9	MORD	USD	630,300	0.50%	0.26%	N/A	09/17/2058	Monthly	(6,436)	(6,002)	434
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	5.15%	N/A	09/17/2058	Monthly	63,490	205,216	141,726
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	5.15%	N/A	09/17/2058	Monthly	584,727	406,208	(178,519)
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	5.15%	N/A	09/17/2058	Monthly	955,105	271,917	(683,188)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	5.15%	N/A	09/17/2058	Monthly	517,160	338,427	(178,733)
CMBX.NA.BBB-.9	CGMI	USD	2,500,000	3.00%	5.15%	N/A	09/17/2058	Monthly	290,110	198,468	(91,642)
CMBX.NA.BBB-.9	CGMI	USD	1,500,000	3.00%	5.15%	N/A	09/17/2058	Monthly	175,119	119,080	(56,039)
CMBX.NA.BBB-.12	GS	USD	2,949,240	3.00%	3.81%	N/A	08/17/2061	Monthly	116,575	144,977	28,402
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	3.94%	N/A	05/11/2063	Monthly	35,145	117,010	81,865
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	35.05%	N/A	05/11/2063	Monthly	1,357,351	1,169,723	(187,628)
CMBX.NA.BB.13	GS	USD	1,360,000	5.00%	6.54%	N/A	12/16/2072	Monthly	134,090	128,596	(5,494)
CMBX.NA.BB.13	GS	USD	5,000,000	5.00%	6.54%	N/A	12/16/2072	Monthly	491,910	472,779	(19,131)
CMBX.NA.BB.13	GS	USD	3,000,000	5.00%	6.54%	N/A	12/16/2072	Monthly	295,146	283,667	(11,479)
CMBX.NA.BBB-.13	GS	USD	3,600,000	3.00%	3.77%	N/A	12/16/2072	Monthly	133,325	188,924	55,599
Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	2,084,000	5.00%	0.07%	2,084,000 USD	12/20/2021	Quarterly	268,315	31,659	(236,656)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.07%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	130,646	(1,013,154)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.07%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	129,811	(1,239,953)
CDX.NA.HYS.27.V3-5Y	JPM	USD	7,735,000	5.00%	0.07%	7,735,000 USD	12/20/2021	Quarterly	1,096,050	117,506	(978,544)
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.24%	4,264,000 USD	12/20/2022	Quarterly	644,717	267,459	(377,258)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.24%	5,115,600 USD	12/20/2022	Quarterly	742,274	320,876	(421,398)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.24%	5,994,100 USD	12/20/2022	Quarterly	229,274	375,979	146,705
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	0.55%	4,657,000 USD	12/20/2023	Quarterly	492,478	480,428	(12,050)
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.55%	2,866,000 USD	12/20/2023	Quarterly	293,765	295,664	1,899
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	655,580	5.00%	27.98%	655,580 EUR	12/20/2023	Quarterly	(487,841)	(314,312)	173,529
ITRAXX.XOVERS.30.V4-5Y	JPM	EUR	158,684	5.00%	27.98%	158,684 EUR	12/20/2023	Quarterly	(110,801)	(76,080)	34,721
CDX.NA.HYS.33.V1-5Y	GS	USD	25,938,066	5.00%	0.18%	25,938,066 USD	12/20/2024	Quarterly	5,736,852	4,082,876	(1,653,976)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,540,000	5.00%	0.18%	10,540,000 USD	12/20/2024	Quarterly	1,704,699	1,659,088	(45,611)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,840,000	5.00%	0.18%	2,840,000 USD	12/20/2024	Quarterly	481,872	447,041	(34,831)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,746,000	5.00%	0.18%	10,746,000 USD	12/20/2024	Quarterly	1,826,953	1,691,513	(135,440)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,185,325	5.00%	0.18%	4,185,325 USD	12/20/2024	Quarterly	442,876	658,806	215,930
CDX.NA.IGS.33.V1-5Y	CITI	USD	1,472,000	1.00%	9.78%	1,472,000 USD	12/20/2024	Quarterly	(820,051)	(376,610)	443,441
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.45%	25,000,000 EUR	12/20/2024	Quarterly	114,434	547,665	433,231
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	58,940,000	1.00%	0.10%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	2,106,250	(561,439)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	4,810,000	5.00%	3.00%	4,810,000 USD	12/20/2025	Quarterly	353,535	401,220	47,685
ITRAXX.EUROPES.34.V1-5Y	BOA	EUR	36,846,000	1.00%	0.14%	36,846,000 USD	12/20/2025	Quarterly	1,774,798	1,631,364	(143,434)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	2.00%	6,822,400 USD	09/17/2058	Monthly	89,488	(919)	(90,407)
CMBX.NA.A.9	CGMI	USD	4,000,000	2.00%	2.00%	4,000,000 USD	09/17/2058	Monthly	(100,229)	(539)	99,690
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	2.00%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(337)	74,037

See accompanying notes to the financial statements.	37

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

OTC Credit Default Swaps — (continued)

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.32%	7,540,000 USD	11/17/2059	Monthly	68,960	68,672	(288)
CMBX.NA.AAA.13	GS	USD	5,650,000	0.50%	0.47%	5,650,000 USD	12/16/2072	Monthly	13,230	14,257	1,027
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.47%	7,399,200 USD	12/16/2072	Monthly	30,438	18,671	(11,767)
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.47%	7,399,200 USD	12/16/2072	Monthly	30,438	18,671	(11,767)

									$26,531,058	$18,481,129	$(8,049,929)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.25%	3 Month USD LIBOR	USD	9,700,000	11/10/2022	Quarterly	(4,539)	(9,018)	(4,479)
0.30%	3 Month USD LIBOR	USD	9,750,000	08/17/2024	Quarterly	—	63,421	63,421
0.33%	3 Month USD LIBOR	USD	6,880,000	10/20/2024	Quarterly	3,044	48,446	45,402
0.35%	3 Month USD LIBOR	USD	10,840,000	04/19/2025	Quarterly	10	116,839	116,829
0.40%	3 Month USD LIBOR	USD	26,300,000	10/08/2025	Quarterly	(3,685)	347,323	351,008
0.82%	3 Month USD LIBOR	USD	5,480,000	01/12/2028	Quarterly	—	72,605	72,605
1.14%	3 Month USD LIBOR	USD	16,400,000	03/04/2028	Quarterly	29,413	(101,425)	(130,838)
0.88%	3 Month USD LIBOR	USD	8,345,000	03/06/2028	Quarterly	22,934	86,657	63,723
0.65%	3 Month USD LIBOR	USD	5,770,000	06/04/2028	Quarterly	(29,478)	160,525	190,003
0.65%	3 Month USD LIBOR	USD	5,790,000	07/30/2028	Quarterly	(25,114)	170,718	195,832
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Quarterly	—	(76,712)	(76,712)
0.75%	3 Month USD LIBOR	USD	5,100,000	02/11/2030	Quarterly	(22,015)	194,683	216,698
0.95%	3 Month USD LIBOR	USD	7,160,000	12/11/2030	Quarterly	154,543	205,082	50,539
1.02%	3 Month USD LIBOR	USD	7,200,000	01/08/2031	Quarterly	24,436	165,676	141,240
1.47%	3 Month USD LIBOR	USD	5,230,000	06/17/2031	Quarterly	—	(80,898)	(80,898)

						$149,549	$1,363,922	$1,214,373

38	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Markit iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	JPM	USD	12,000,000	09/20/2021	Quarterly	$—	$55,248	$55,248

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is in default.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(f)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	39

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	0.0 ^

100.0%

^	Rounds to 0.0%.

40

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.0%

	U.S. Government — 97.8%

32,800,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (a)	32,778,060

16,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.20%, due 01/31/22	16,009,268

21,500,000	U.S. Treasury Note, 0.13%, due 04/30/22	21,508,398

29,000,000	U.S. Treasury Note, 1.75%, due 05/15/22	29,344,375

73,500,000	U.S. Treasury Note, 0.13%, due 06/30/22	73,528,711

45,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.10%, due 10/31/22	45,025,609

35,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.09%, due 01/31/23	35,017,364

43,300,000	U.S. Treasury Note, 0.13%, due 06/30/23	43,267,863

	Total U.S. Government	296,479,648

	U.S. Government Agency — 1.6%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 0.14%, due 09/10/21	5,000,077

	Money Market Funds — 0.6%

1,696,846	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.01% (b)	1,696,846

	TOTAL SHORT-TERM INVESTMENTS (COST $303,123,673)	303,176,571

	TOTAL INVESTMENTS — 100.0% (Cost $303,123,673)	303,176,571

	Other Assets and Liabilities (net) — 0.00%	122,309

	TOTAL NET ASSETS — 100.0%	$303,298,880

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	41

GMO Trust Funds

August 31, 2021 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

MTA – Monthly Treasury Average Index

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at August 31,

2021, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

42	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$311,657	$74,784,247	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	75,910,989	4,381,827,974	96,537,077

Foreign currency, at value (Note 2)(c)	1	1,216,212	—

Cash	—	11,266,147	—

Receivable for investments sold	—	3,841,870	500

Receivable for Fund shares sold	—	58,992,500	—

Dividends and interest receivable	167,920	58,308,713	401,842

Unrealized appreciation on open forward currency contracts (Note 4)	—	615,642	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	956,912	—

Due from broker (Note 2)	—	20,605,881	2,803,320

Receivable for variation margin on open futures contracts (Note 4)	—	—	1,680

Receivable for open OTC swap contracts (Note 4)	—	10,244,799	599,621

Interest receivable for open OTC swap contracts (Note 4)	—	122,578	69

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,254	—	2,445

Receivable for options (Note 4)(d)	—	553,850	—

Miscellaneous receivable	—	9,262	270,000

Total assets	76,400,821	4,623,346,587	100,616,554

Liabilities:

Due to broker (Note 2)	—	841,572	—

Due to custodian	—	—	134,367

Payable for investments purchased	34	38,046,982	—

Payable for Fund shares repurchased	—	58,000,000	—

Payable to affiliate for (Note 5):

Management fee	16,381	1,322,023	29,138

Shareholder service fee	6,614	376,708	4,579

Payable to agents unaffiliated with GMO	3	1,325	18

Payable for variation margin on open cleared swap contracts (Note 4)	—	—	1,540,969

Unrealized depreciation on open forward currency contracts (Note 4)	—	1,280,279	9,318

Interest payable for open OTC swap contracts (Note 4)	—	677,068	—

Payable for open OTC swap contracts (Note 4)	—	3,590,060	—

Payable for reverse repurchase agreements (Note 2)	—	20,056,936	—

Payable for options (Note 4)(d)	—	—	82,538

Payable to Trustees and related expenses	1,907	28,217	1,492

Accrued expenses	126,861	599,895	89,882

Total liabilities	151,800	124,821,065	1,892,301

Net assets	$76,249,021	$4,498,525,522	$98,724,253

(a) Cost of investments – affiliated issuers:	$311,655	$74,296,430	$—

(b) Cost of investments – unaffiliated issuers:	$74,049,862	$4,622,144,414	$94,877,968

(c) Cost of foreign currency:	$1	$1,203,381	$—

(d) Premiums on options:	$—	$5,213,266	$181,391

See accompanying notes to the financial statements.	43

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:

Paid-in capital	$119,675,303	$4,901,813,353	$93,045,856

Distributable earnings (accumulated loss)	(43,426,282)	(403,287,831)	5,678,397

	$76,249,021	$4,498,525,522	$98,724,253

Net assets attributable to:

Class III	$37,110,661	$1,009,375,057	$—

Class IV	$—	$2,365,034,998	$—

Class VI	$39,138,360	$1,124,115,467	$98,724,253

Shares outstanding:

Class III	1,493,164	38,412,177	—

Class IV	—	90,167,214	—

Class VI	1,569,885	42,852,740	4,885,501

Net asset value per share:

Class III	$24.85	$26.28	$—

Class IV	$—	$26.23	$—

Class VI	$24.93	$26.23	$20.21

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$47,679,663	$11,003,541	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	161,434,996	1,000,067,901	303,176,571

Foreign currency, at value (Note 2)(c)	—	19	—

Receivable for investments sold	—	11,595,893	—

Receivable for Fund shares sold	—	648,980	—

Dividends and interest receivable	483,780	1,928,361	196,491

Unrealized appreciation on open forward currency contracts (Note 4)	422,637	2,784	—

Receivable for variation margin on open cleared swap contracts (Note 4)	156,180	—	—

Due from broker (Note 2)	2,131,984	16,204,602	—

Receivable for open OTC swap contracts (Note 4)	—	21,563,815	—

Interest receivable for open OTC swap contracts (Note 4)	5,382	1,394,897	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	41,555	31,714	10,448

Total assets	212,356,177	1,064,442,507	303,383,510

Liabilities:

Due to broker (Note 2)	—	47	—

Investments sold short, at value (Note 2)(d)	—	10,462,109	—

Due to custodian	150,070	234,675	—

Foreign currency due to custodian(c)	2,175	—	—

Payable for investments purchased	26,065,969	11,822,812	—

Payable for Fund shares repurchased	—	913,804	—

Payable to affiliate for (Note 5):

Management fee	39,132	346,967	660

Shareholder service fee	16,393	92,503	—

Payable to agents unaffiliated with GMO	15	310	124

Payable for variation margin on open futures contracts (Note 4)	89,616	26,881	—

Payable for variation margin on open cleared swap contracts (Note 4)	—	7,852,848	—

Dividend payable	—	—	11,448

Unrealized depreciation on open forward currency contracts (Note 4)	943,762	3,089	—

Interest payable for open OTC swap contracts (Note 4)	—	478,531	—

Payable for open OTC swap contracts (Note 4)	1,494,183	3,027,438	—

Payable to Trustees and related expenses	4,044	3,893	3,546

Written options outstanding, at value (Note 4)(e)	—	6,205	—

Accrued expenses	142,060	260,371	68,852

Total liabilities	28,947,419	35,532,483	84,630

Net assets	$183,408,758	$1,028,910,024	$303,298,880

(a) Cost of investments – affiliated issuers:	$48,976,330	$11,003,541	$—

(b) Cost of investments – unaffiliated issuers:	$151,503,914	$1,028,006,230	$303,123,673

(c) Cost of foreign currency:	$1,680	$3,831	$—

(d) Proceeds from securities sold short:	$—	$10,464,063	$—

(e) Premiums on written options:	$—	$84,442	$—

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:

Paid-in capital	$208,126,766	$1,116,977,626	$303,038,422

Distributable earnings (accumulated loss)	(24,718,008)	(88,067,602)	260,458

	$183,408,758	$1,028,910,024	$303,298,880

Net assets attributable to:

Core Class	$—	$—	$303,298,880

Class III	$16,882,382	$13,812,313	$—

Class IV	$166,526,376	$—	$—

Class VI	$—	$463,819,477	$—

Class R6	$—	$70,829,410	$—

Class I	$—	$480,448,824	$—

Shares outstanding:

Core Class	—	—	60,225,378

Class III	840,078	532,932	—

Class IV	8,251,381	—	—

Class VI	—	17,839,156	—

Class R6	—	2,732,097	—

Class I	—	18,518,658	—

Net asset value per share:

Core Class	$—	$—	$5.04

Class III	$20.10	$25.92	$—

Class IV	$20.18	$—	$—

Class VI	$—	$26.00	$—

Class R6	$—	$25.92	$—

Class I	$—	$25.94	$—

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Investment Income:

Interest	$822,084	$125,644,097	$818,738

Dividends from unaffiliated issuers	—	515	10,358

Dividends from affiliated issuers (Note 10)	599	28,999	—

Total investment income	822,683	125,673,611	829,096

Expenses:

Management fee (Note 5)	89,678	7,674,995	170,588

Shareholder service fee – Class III (Note 5)	27,451	753,798	—

Shareholder service fee – Class IV (Note 5)	—	1,588,238	—

Shareholder service fee – Class VI (Note 5)	9,664	56,147 *	26,807

Audit and tax fees	39,366	71,277	35,053

Custodian, fund accounting agent and transfer agent fees	15,356	371,440	20,769

Legal fees	3,210	70,958	3,898

Registration fees	5,429	57,679	3,577

Trustees’ fees and related expenses (Note 5)	1,821	74,163	2,206

Interest expense (Note 2)	—	—	2,224

Miscellaneous	2,777	49,314	6,067

Total expenses	194,752	10,768,009	271,189

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(63,837)	—	(17,632)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(241)	(6,392)	—

Net expenses	130,674	10,761,617	253,557

Net investment income (loss)	692,009	114,911,994	575,539

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	10,127,516	40,006,992	567,319

Investments in affiliated issuers	(597)	—	—

Realized gain distributions from affiliated issuers (Note 10)	819	37,095	—

Futures contracts	—	—	26,629

Options	—	637,313	—

Swap contracts	—	(5,481,858)	1,618,115

Forward currency contracts	—	6,626,448	559,024

Foreign currency and foreign currency related transactions	—	65,434	(55,136)

Net realized gain (loss)	10,127,738	41,891,424	2,715,951

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(7,740,252)	93,518,345	457,312

Investments in affiliated issuers	2	—	—

Futures contracts	—	—	72,297

Options	—	(473,982)	98,853

Swap contracts	—	(6,583,477)	534,406

Forward currency contracts	—	(319,626)	(273,716)

Foreign currency and foreign currency related transactions	—	554,227	—

Net change in unrealized appreciation (depreciation)	(7,740,250)	86,695,487	889,152

Net realized and unrealized gain (loss)	2,387,488	128,586,911	3,605,103

Net increase (decrease) in net assets resulting from operations	$3,079,497	$243,498,905	$4,180,642

*	Period from July 28, 2021 (commencement of operations) through August 31, 2021.

See accompanying notes to the financial statements.	47

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:

Interest	$665,749	$16,984,450	$165,608

Dividends from unaffiliated issuers	337,576	360	3,290

Dividends from affiliated issuers (Note 10)	261,753	4,267	—

Total investment income	1,265,078	16,989,077	168,898

Expenses:

Management fee (Note 5)	242,861	1,934,276	134,904

Shareholder service fee – Class III (Note 5)	21,697	2,079 *	—

Shareholder service fee – Class IV (Note 5)	82,680	—	—

Shareholder service fee – Class VI (Note 5)	—	131,278	—

Shareholder service fee – Class R6 (Note 5)	—	26,946 **	—

Shareholder service fee – Class I (Note 5)	—	338,298	—

Audit and tax fees	39,183	55,833	16,043

Custodian, fund accounting agent and transfer agent fees	80,010	316,585	31,938

Legal fees	5,872	41,766	5,493

Registration fees	3,675	45,929	2,152

Trustees’ fees and related expenses (Note 5)	4,779	14,910	6,245

Interest expense (Note 2)	120	8,800	—

Miscellaneous	4,005	19,022	3,059

Total expenses	484,882	2,935,722	199,834

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(129,036)	(220,054)	(157,918)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(83,462)	(941)	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(13,695)	—	—

Net expenses	258,689	2,714,727	41,916

Net investment income (loss)	1,006,389	14,274,350	126,982

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	384,957	840,691	211,126

Investments in affiliated issuers	(145,221)	—	—

Investments in securities sold short	—	(764,942)	—

Realized gain distributions from affiliated issuers (Note 10)	178,327	5,458	—

Futures contracts	981,183	2,359,093	—

Written options	—	814,956	—

Swap contracts	(6,665,826)	(3,420,413)	—

Forward currency contracts	2,510,668	10,523	—

Foreign currency and foreign currency related transactions	(1,047)	30,859	—

Net realized gain (loss)	(2,756,959)	(123,775)	211,126

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	9,357,025	(2,855,238)	(114,217)

Investments in affiliated issuers	613,194	—	—

Investments in securities sold short	—	(35,741)	—

Futures contracts	254,406	381,137	—

Written options	—	(14,894)	—

Swap contracts	(1,817,325)	(2,121,321)	—

Forward currency contracts	(1,559,028)	396	—

Foreign currency and foreign currency related transactions	(34,764)	(28,492)	—

Net change in unrealized appreciation (depreciation)	6,813,508	(4,674,153)	(114,217)

Net realized and unrealized gain (loss)	4,056,549	(4,797,928)	96,909

Net increase (decrease) in net assets resulting from operations	$5,062,938	$9,476,422	$223,891

*	Period from July 21, 2021 (commencement of operations) through August 31, 2021.
**	Period from May 19, 2021 (commencement of operations) through August 31, 2021.

48	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$692,009	$1,685,489	$114,911,994	$234,615,368

Net realized gain (loss)	10,127,738	11,202,659	41,891,424	112,641,594

Change in net unrealized appreciation (depreciation)	(7,740,250)	(4,762,322)	86,695,487	(230,763,388)

Net increase (decrease) in net assets from operations	3,079,497	8,125,826	243,498,905	116,493,574

Distributions to shareholders:

Class III	—	(403,791)	(26,980,825)	(110,457,805)

Class IV	—	—	(93,571,940)	(299,019,091)

Class VI	—	(1,120,355)	— *	—

Total distributions	—	(1,524,146)	(120,552,765)	(409,476,896)

Net share transactions (Note 9):

Class III	(26,296,734)	18,928,517	(29,225,774)	(59,256,916)

Class IV	—	—	(933,644,723)	222,010,887

Class VI	(20,989,814)	(138,607,964)	1,109,223,343 *	—

Increase (decrease) in net assets resulting from net share transactions	(47,286,548)	(119,679,447)	146,352,846	162,753,971

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	232,571	1,428,115

Class IV	—	—	756,090	3,980,122

Class VI	—	—	16,491 *	—

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	1,005,152	5,408,237

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(47,286,548)	(119,679,447)	147,357,998	168,162,208

Total increase (decrease) in net assets	(44,207,051)	(113,077,767)	270,304,138	(124,821,114)

Net assets:

Beginning of period	120,456,072	233,533,839	4,228,221,384	4,353,042,498

End of period	$76,249,021	$120,456,072	$4,498,525,522	$4,228,221,384

*	Period from July 28, 2021 (commencement of operations) through August 31, 2021.

See accompanying notes to the financial statements.	49

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Multi-Sector Fixed Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$575,539	$4,744,456	$1,006,389	$5,442,597

Net realized gain (loss)	2,715,951	4,870,688	(2,756,959)	19,749,096

Change in net unrealized appreciation (depreciation)	889,152	2,460,343	6,813,508	(17,582,435)

Net increase (decrease) in net assets from operations	4,180,642	12,075,487	5,062,938	7,609,258

Distributions to shareholders:

Class III	—	—	(771,747)	(8,300,596)

Class IV	—	—	(4,376,860)	(24,041,607)

Class VI	(7,273,321)	(3,588,431)	—	—

Total distributions	(7,273,321)	(3,588,431)	(5,148,607)	(32,342,203)

Net share transactions (Note 9):

Class III	—	—	(14,751,182)	(42,133,243)

Class IV	—	—	32,781,157	(297,963,316)

Class VI	7,271,601	(75,391,205)	—	—

Increase (decrease) in net assets resulting from net share transactions	7,271,601	(75,391,205)	18,029,975	(340,096,559)

Total increase (decrease) in net assets	4,178,922	(66,904,149)	17,944,306	(364,829,504)

Net assets:

Beginning of period	94,545,331	161,449,480	165,464,452	530,293,956

End of period	$98,724,253	$94,545,331	$183,408,758	$165,464,452

50	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$14,274,350	$31,707,361	$126,982	$735,938

Net realized gain (loss)	(123,775)	2,929,109	211,126	1,188,447

Change in net unrealized appreciation (depreciation)	(4,674,153)	(12,603,709)	(114,217)	(507,093)

Net increase (decrease) in net assets from operations	9,476,422	22,032,761	223,891	1,417,292

Distributions to shareholders:

Core Class	—	—	(284,624)	(773,665)

Class VI	(2,003,094)	(24,129,562)	—	—

Class R6	(285,266)*	—	—	—

Class I	(1,634,106)	(5,867,931)	—	—

Total distributions	(3,922,466)	(29,997,493)	(284,624)	(773,665)

Net share transactions (Note 9):

Core Class	—	—	(79,095,085)	159,049,444

Class III	13,800,000 **	—	—	—

Class VI	(16,468,783)	(337,486,350)	—	—

Class R6	70,679,914 *	—	—	—

Class I	60,737,705	391,498,422	—	—

Increase (decrease) in net assets resulting from net share transactions	128,748,836	54,012,072	(79,095,085)	159,049,444

Total increase (decrease) in net assets	134,302,792	46,047,340	(79,155,818)	159,693,071

Net assets:

Beginning of period	894,607,232	848,559,892	382,454,698	222,761,627

End of period	$1,028,910,024	$894,607,232	$303,298,880	$382,454,698

*	Period from May 19, 2021 (commencement of operations) through August 31, 2021.
**	Period from July 21, 2021 (commencement of operations) through August 31, 2021.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares												Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017				2021		2020		2019		2018		2017
Net asset value, beginning of period	$23.82		$22.66		$21.61		$21.95		$22.15		$22.16		$23.88		$22.72		$21.67		$22.02		$22.23		$22.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.26		0.55		0.54		0.33		0.18		0.23		0.27		0.56		0.57		0.36		0.21
Net realized and unrealized gain (loss)	0.79		1.18		1.52		0.18		(0.31)		(0.19)		0.82		1.18		1.53		0.18		(0.33)		(0.19)

Total from investment operations	1.03		1.44		2.07		0.72		0.02		(0.01)		1.05		1.45		2.09		0.75		0.03		0.02

Less distributions to shareholders:
From net investment income	—		(0.28)		(1.02)		(1.06)		(0.22)		—		—		(0.29)		(1.04)		(1.10)		(0.24)		—

Total distributions	—		(0.28)		(1.02)		(1.06)		(0.22)		—		—		(0.29)		(1.04)		(1.10)		(0.24)		—

Net asset value, end of period	$24.85		$23.82		$22.66		$21.61		$21.95		$22.15		$24.93		$23.88		$22.72		$21.67		$22.02		$22.23

Total Return(b)	4.32	%**	6.33%		9.74%		3.37%		0.07%		(0.05)%		4.40	%**	6.39%		9.83%		3.48%		0.12%		0.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,111		$61,836		$41,124		$82,801		$207,008		$282,272		$39,138		$58,621		$192,410		$305,842		$1,019,135		$1,209,721
Net operating expenses to average daily net assets	0.41	%(c)*	0.41	%(c)	0.40	%(c)	0.41	%(c)	0.41%		0.41	%(c)	0.32	%(c)*	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31%		0.31	%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	—		—		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Total net expenses to average daily net assets	0.41	%(c)*	0.41	%(c)	0.40	%(c)	0.41	%(c)	0.41%		0.41	%(c)	0.32	%(c)*	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31%		0.31	%(c)
Net investment income (loss) to average daily net assets(a)	1.97	%*	1.11%		2.49%		2.48%		1.50%		0.81%		1.89	%*	1.15%		2.49%		2.57%		1.59%		0.94%
Portfolio turnover rate	99	%(f)**	30	%(f)	16	%(f)	59	%(f)	89%		130	%(f)	99	%(f)**	30	%(f)	16	%(f)	59	%(f)	89%		130	%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18%(g)*		0.08%(g)		0.06%(g)		0.04%		0.02%		0.02%		0.18%	(g)*	0.08%(g)		0.06%(g)		0.04%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2017, including transactions in USTF, was 97%, 39%, 37%, 88% and 126%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

52	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017(a)				2021		2020		2019		2018		2017(a)
Net asset value, beginning of period	$25.54		$27.38		$26.82		$28.62		$28.99		$26.01		$25.50		$27.34		$26.77		$28.57		$28.95		$25.98

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.70		1.56		1.44		1.36		1.36		1.94		0.71		1.39		1.43		1.37		1.39		1.95
Net realized and unrealized gain (loss)	0.76		(0.85)		0.91		(1.19)		0.32		3.01	(c)	0.75		(0.66)		0.94		(1.19)		0.29		3.01	(c)

Total from investment operations	1.46		0.71		2.35		0.17		1.68		4.95		1.46		0.73		2.37		0.18		1.68		4.96

Less distributions to shareholders:
From net investment income	(0.29)		(1.93)		(1.79)		(1.97)		(2.05)		(1.97)		(0.30)		(1.95)		(1.80)		(1.98)		(2.06)		(1.99)
From net realized gains	(0.43)		(0.62)		—		—		—		—		(0.43)		(0.62)		—		—		—		—

Total distributions	(0.72)		(2.55)		(1.79)		(1.97)		(2.05)		(1.97)		(0.73)		(2.57)		(1.80)		(1.98)		(2.06)		(1.99)

Net asset value, end of period	$26.28		$25.54		$27.38		$26.82		$28.62		$28.99		$26.23		$25.50		$27.34		$26.77		$28.57		$28.95

Total Return(d)	5.75	%**	2.67%		8.97%		0.97%		5.81%		19.47%		5.75	%**	2.73%		9.08%		1.02%		5.83%		19.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,009,375		$1,010,106		$1,133,945		$1,294,577		$1,273,188		$1,067,086		$2,365,035		$3,218,116		$3,219,098		$2,849,316		$2,862,977		$3,018,159
Net operating expenses to average daily net assets(e)	0.53	%*	0.54%		0.53%		0.52%		0.53%		0.54%		0.48	%*	0.49%		0.48%		0.47%		0.48%		0.49%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	—		0.00	%(g)	0.01%		0.02%		0.00	%(g)	—		—		0.00	%(g)	0.01%		0.02%		0.00	%(g)	—
Total net expenses to average daily net assets(e)	0.53	%*	0.54%		0.54%		0.54%		0.53%		0.54%		0.48	%*	0.49%		0.49%		0.49%		0.48%		0.49%
Net investment income (loss) to average daily net assets(b)	5.36	%*	6.02%		5.23%		4.99%		4.57%		6.76%		5.43	%*	5.38%		5.22%		5.04%		4.67%		6.81%
Portfolio turnover rate(h)	14	%**	56%		41%		15%		34%		21%		14	%**	56%		41%		15%		34%		21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.03		$0.03		$0.03		$0.04(a)		$0.01		$0.03		$0.03		$0.03		$0.03		$0.04	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 14%, 55%, 40%, 15%, 33% and 23%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	53

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
	Period from July 28, 2021 (commencement of operations) through August 31, 2021 (Unaudited)
Net asset value, beginning of period	$25.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04
Net realized and unrealized gain (loss)	0.30

Total from investment operations	0.34

Net asset value, end of period	$26.23

Total Return(b)	1.31	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,124,115
Net operating expenses to average daily net assets(c)	0.44	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—
Total net expenses to average daily net assets(c)	0.44	%*
Net investment income (loss) to average daily net assets(a)	1.61	%*
Portfolio turnover rate(e)	14	%**

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, including transactions in USTF, was 14%, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

54	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Year Ended February 29, 2020		Period From June 25, 2018 (commencement of operations) through February 28, 2019
Net asset value, beginning of period	$20.90		$19.94		$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.64		0.48		0.27
Net realized and unrealized gain (loss)	0.80		0.77		0.82		0.71

Total from investment operations	0.92		1.41		1.30		0.98

Less distributions to shareholders:
From net investment income	(0.14)		(0.40)		(1.57)		(0.61)
From net realized gains	(1.47)		(0.05)		—		(0.16)

Total distributions	(1.61)		(0.45)		(1.57)		(0.77)

Net asset value, end of period	$20.21		$20.90		$19.94		$20.21

Total Return(b)	4.46	%**	7.21%		6.40%		5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,724		$94,545		$161,449		$212,762
Net operating expenses to average daily net assets(c)	0.52	%*	0.52	%(d)	0.52	%(d)	0.51	%(d)*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.03%		0.04	%*
Total net expenses to average daily net assets(c)	0.52	%*	0.52	%(d)	0.55	%(d)	0.55	%(d)*
Net investment income (loss) to average daily net assets(a)	1.18	%*	3.23%		2.34%		2.00	%*
Portfolio turnover rate(g)	25	%**	288%		105%		81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.00	%(f)(h)	0.00	%(f)(h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020 and February 28, 2019, including transactions in USTF, was 25%, 317%, 214% and 159%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	55

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Year Ended February 29, 2020		Year Ended February 28, 2019		Year Ended February 28, 2018		Year Ended February 28, 2017(a)
Net asset value, beginning of period	$20.13		$22.19		$20.88		$20.93		$21.10		$21.39

Income (loss) from investment operations: Net investment income (loss)(b)†	0.10		0.43		0.53		0.51		0.41		0.26

Net realized and unrealized gain (loss)	0.44		(0.24	)(c)	2.01		0.49		(0.06)		0.25

Total from investment operations	0.54		0.19		2.54		1.00		0.35		0.51

Less distributions to shareholders:

From net investment income	—		(0.93)		(0.64)		(1.05)		(0.52)		(0.80)

From net realized gains	(0.57)		(1.32)		(0.59)		—		—		—

Total distributions	(0.57)		(2.25)		(1.23)		(1.05)		(0.52)		(0.80)

Net asset value, end of period	$20.10		$20.13		$22.19		$20.88		$20.93		$21.10

Total Return(d)	2.70	%**	0.59%		12.38%		4.88%		1.61%		2.44%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,882		$31,602		$80,639		$84,163		$34,641		$22,172
Net operating expenses to average daily net assets(e)	0.31	%*	0.30%		0.29%		0.29%		0.29%		0.35%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Total net expenses to average daily net assets(e)	0.31	%*	0.30%		0.29%		0.29%		0.29%		0.35%
Net investment income (loss) to average daily net assets(b)	1.03	%*	1.98%		2.43%		2.41%		1.91%		1.21%
Portfolio turnover rate(h)	122	%**	262%		215%		201%		198%		216%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.23	%*	0.19%		0.16%		0.16%		0.14%		0.30%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended August 31, 2021, February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 129%, 335%, 285%, 250%, 221% and 325%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

56	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Year Ended February 29, 2020		Year Ended February 28, 2019		Year Ended February 28, 2018		Year Ended February 28, 2017(a)
Net asset value, beginning of period	$20.20		$22.26		$20.94		$20.98		$21.15		$21.45

Income (loss) from investment operations: Net investment income (loss)(b)†	0.11		0.35		0.54		0.48		0.46		0.24

Net realized and unrealized gain (loss)	0.44		(0.16	)(c)	2.02		0.53		(0.10)		0.29

Total from investment operations	0.55		0.19		2.56		1.01		0.36		0.53

Less distributions to shareholders:

From net investment income	—		(0.93)		(0.65)		(1.05)		(0.53)		(0.83)

From net realized gains	(0.57)		(1.32)		(0.59)		—		—		—

Total distributions	(0.57)		(2.25)		(1.24)		(1.05)		(0.53)		(0.83)

Net asset value, end of period	$20.18		$20.20		$22.26		$20.94		$20.98		$21.15

Total Return(d)	2.74	%**	0.59%		12.44%		4.93%		1.68%		2.55%
Ratios/Supplemental Data:

Net assets, end of period (000’s)	$166,526		$133,862		$449,655		$580,456		$920,637		$566,433

Net operating expenses to average daily net assets(e)	0.26	%*	0.24%		0.24%		0.24%		0.24%		0.30%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Total net expenses to average daily net assets(e)	0.26	%*	0.24%		0.24%		0.24%		0.24%		0.30%

Net investment income (loss) to average daily net assets(b)	1.04	%*	1.57%		2.47%		2.29%		2.14%		1.10%

Portfolio turnover rate(h)	122	%**	262%		215%		201%		198%		216%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.23	%*	0.19%		0.16%		0.15%		0.14%		0.26%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended August 31, 2021, February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 129%, 335%, 285%, 250%, 221% and 325%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	57

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Period from July 21, 2021 (commencement of operations) through August 31, 2021 (Unaudited)
Net asset value, beginning of period	$25.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13
Net realized and unrealized gain (loss)	(0.09)

Total from investment operations	0.04

Net asset value, end of period	$25.92

Total Return(b)	0.15	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,812
Net operating expenses to average daily net assets(c)	0.56	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*
Total net expenses to average daily net assets(c)	0.56	%*
Net investment income (loss) to average daily net assets(a)	4.61	%*
Portfolio turnover rate(f)	59	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, including transactions in USTF, was 58% of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Year Ended February 29, 2020		Year Ended February 28, 2019		Year Ended February 28, 2018		Year Ended February 28, 2017
Net asset value, beginning of period	$25.84		$26.15		$26.21		$26.41		$25.78		$24.57

Income (loss) from investment operations:
Net investment income (loss) (a)†	0.41		1.06		1.46		1.32		1.15		0.96
Net realized and unrealized gain (loss)	(0.14)		(0.31)		(0.06)		(0.38)		0.18		0.89

Total from investment operations	0.27		0.75		1.40		0.94		1.33		1.85

Less distributions to shareholders:
From net investment income	(0.11)		(1.06)		(1.46)		(1.14)		(0.70)		(0.64)
From net realized gains	—		0.00		—		—		—		—

Total distributions	(0.11)		(1.06)		(1.46)		(1.14)		(0.70)		(0.64)

Net asset value, end of period	$26.00		$25.84		$26.15		$26.21		$26.41		$25.78

Total Return(b)	1.05	%**	2.95%		5.45%		3.58%		5.18%		7.62%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$463,819		$477,457		$825,876		$1,001,146		$1,205,954		$1,510,894
Net operating expenses to average daily net assets(c)	0.47	%*	0.47%		0.47%		0.49%		0.47%		0.33%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets(c)	0.47	%*	0.47%		0.47%		0.49%		0.47%		0.33%
Net investment income (loss) to average daily net assets(a)	3.16	%*	4.12%		5.50%		4.99%		4.39%		3.82%
Portfolio turnover rate(f)	59	%**	43%		47%		75%		152%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(g)*	0.05	%(g)	0.04	%(g)	0.04%		0.03%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.01		$0.05		$0.04		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 58%, 45%, 48%, 83%, 175% and 75%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares
	Period from May 19, 2021 (commencement of operations) through August 31, 2021 (Unaudited)
Net asset value, beginning of period	$25.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23
Net realized and unrealized gain (loss)	(0.05)

Total from investment operations	0.18

Less distributions to shareholders:
From net investment income	(0.12)
From net realized gains	—

Total distributions	(0.12)

Net asset value, end of period	$25.92

Total Return(b)	0.68	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,829
Net operating expenses to average daily net assets(c)	0.56	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*
Total net expenses to average daily net assets(c)	0.56	%*
Net investment income (loss) to average daily net assets(a)	3.07	%*
Portfolio turnover rate(f)	59	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021 including transactions in USTF, was 58% of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from November 5, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$25.80		$26.12		$26.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.89		0.54
Net realized and unrealized gain (loss)	(0.12)		(0.18)		(0.08)

Total from investment operations	0.23		0.71		0.46

Less distributions to shareholders:
From net investment income	(0.09)		(1.03)		(1.19)
From net realized gains	—		—		—

Total distributions	(0.09)		(1.03)		(1.19)

Net asset value, end of period	$25.94		$25.80		$26.12

Total Return(b)	0.90	%**	2.79%		1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$480,449		$417,150		$22,684
Net operating expenses to average daily net assets(c)	0.66	%*	0.68%		0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(d)*	0.00	%(d)	0.00	%(d)*
Total net expenses to average daily net assets(c)	0.66	%*	0.68%		0.66	%*
Net investment income (loss) to average daily net assets(a)	2.71	%*	3.47%		6.55	%*
Portfolio turnover rate(f)	59	%**	43%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(g)*	0.07	%(g)	0.07	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 58%, 45% and 48%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Year Ended February 29, 2020	Year Ended February 28, 2019(a)		Year Ended February 28, 2018(a)		Year Ended February 28, 2017(a)
Net asset value, beginning of period	$5.04		$5.02		$5.00	$5.00		$5.01		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.00	(b)	0.01		0.10	0.10		0.05		0.02

Net realized and unrealized gain (loss)	0.00	(b)	0.02		0.02	0.01		(0.01)		0.00	(b)

Total from investment operations	0.00	(b)	0.03		0.12	0.11		0.04		0.02

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.01)		(0.10)	(0.11)		(0.05)		(0.02)
From net realized gains	(0.00	)(b)	(0.00	)(b)	—	—		—		(0.00	)(b)

Total distributions	(0.00	)(b)	(0.01)		(0.10)	(0.11)		(0.05)		(0.02)

Net asset value, end of period	$5.04		$5.04		$5.02	$5.00		$5.00		$5.01

Total Return(c)	0.09	%**	0.63%		2.47%	2.16%		0.96%		0.54%
Ratios/Supplemental Data:

Net assets, end of period (000’s)	$303,299		$382,455		$222,762	$635,777		$2,324,706		$2,666,697

Net expenses to average daily net assets	0.02	%*	0.08%		0.06%	0.00	%(d)	0.00	%(d)	0.00	%(d)

Net investment income (loss) to average daily net assets	0.08	%*	0.20%		2.03%	1.97%		1.06%		0.47%

Portfolio turnover rate(e)	0	%**	0%		0%	0%		0%		0%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.03%		0.05%	0.10%		0.09%		0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2021 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Multi-Sector Fixed Income Fund	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price

63

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain

64

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$75,720,766	$—	$—	$75,720,766

TOTAL DEBT OBLIGATIONS	75,720,766	—	—	75,720,766

Mutual Funds	311,657	—	—	311,657
Short-Term Investments	190,223	—	—	190,223

Total Investments	76,222,646	—	—	76,222,646

Total	$76,222,646	$—	$—	$76,222,646

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$21,709,460	$—	$21,709,460
Corporate Debt	—	186,210,222	26,985,383	213,195,605
Foreign Government Agency	6,053,100	1,051,228,662	90,446,191	1,147,727,953
Foreign Government Obligations	—	2,352,201,452	143,286,342	2,495,487,794
U.S. Government	348,056,909	—	—	348,056,909

TOTAL DEBT OBLIGATIONS	354,110,009	3,611,349,796	260,717,916	4,226,177,721

Loan Assignments	—	—	60,677,038	60,677,038
Loan Participations	—	—	38,546,730	38,546,730
Mutual Funds	74,784,247	—	—	74,784,247
Rights/Warrants	—	18,973,049	21,656	18,994,705
Short-Term Investments	37,431,780	—	—	37,431,780

Total Investments	466,326,036	3,630,322,845	359,963,340	4,456,612,221

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	615,642	—	615,642
Options
Credit Risk	—	—	553,850	553,850
Swap Contracts
Credit Risk	—	13,649,200	—	13,649,200

Total	$466,326,036	$3,644,587,687	$360,517,190	$4,471,430,913

65

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,280,279)	$—	$(1,280,279)
Swap Contracts
Credit Risk	—	(3,826,307)	—	(3,826,307)
Interest Rate Risk	—	(4,162,217)	—	(4,162,217)

Total	$—	$(9,268,803)	$—	$(9,268,803)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$33,041,264	$—	$33,041,264
U.S. Government	150,087	—	—	150,087

TOTAL DEBT OBLIGATIONS	150,087	33,041,264	—	33,191,351

Short-Term Investments	54,254,742	9,090,984	—	63,345,726

Total Investments	54,404,829	42,132,248	—	96,537,077

Derivatives^
Futures Contracts
Interest Rate Risk	$20,860	$—	$—	$20,860
Swap Contracts
Credit Risk	—	2,560,070	—	2,560,070
Interest Rate Risk	—	599,621	—	599,621

Total	$54,425,689	$45,291,939	$—	$99,717,628

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(9,318)	$—	$(9,318)
Futures Contracts
Interest Rate Risk	(8,620)	—	—	(8,620)
Written Options
Credit Risk	—	(82,538)	—	(82,538)
Swap Contracts
Credit Risk	—	(651,005)	—	(651,005)

Total	$(8,620)	$(742,861)	$—	$(751,481)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$52,630,280	$—	$52,630,280
U.S. Government Agency	—	26,027,657	—	26,027,657

TOTAL DEBT OBLIGATIONS	—	78,657,937	—	78,657,937

Investment Funds	50,860,891	—	—	50,860,891
Mutual Funds	47,679,663	—	—	47,679,663
Short-Term Investments	7,144,361	24,771,807	—	31,916,168

Total Investments	105,684,915	103,429,744	—	209,114,659

66

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$422,637	$—	$422,637
Futures Contracts
Interest Rate Risk	94,746	—	—	94,746
Swap Contracts
Interest Rate Risk	—	693,716	—	693,716

Total	$105,779,661	$104,546,097	$—	$210,325,758

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(943,762)	$—	$(943,762)
Futures Contracts
Interest Rate Risk	(27,779)	—	—	(27,779)
Swap Contracts
Interest Rate Risk	—	(2,073,108)	—	(2,073,108)

Total	$(27,779)	$(3,016,870)	$—	$(3,044,649)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$641,523,816	$28,936,383	$670,460,199
Corporate Debt	—	8,915,631	—	8,915,631
U.S. Government	96,027,619	—	—	96,027,619
U.S. Government Agency	—	10,182,346	8,777,026	18,959,372

TOTAL DEBT OBLIGATIONS	96,027,619	660,621,793	37,713,409	794,362,821

Mutual Funds	11,003,541	—	—	11,003,541
Short-Term Investments	205,705,080	—	—	205,705,080

Total Investments	312,736,240	660,621,793	37,713,409	1,011,071,442

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,784	—	2,784
Futures Contracts
Interest Rate Risk	95,649	—	—	95,649
Swap Contracts
Credit Risk	—	21,829,542	—	21,829,542
Interest Rate Risk	—	1,687,223	—	1,687,223

Total	$312,831,889	$684,141,342	$37,713,409	$1,034,686,640

67

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(10,462,109)	$—	$(10,462,109)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,089)	—	(3,089)
Futures Contracts
Interest Rate Risk	(11,310)	—	—	(11,310)
Written Options
Credit Risk	—	(6,205)	—	(6,205)
Swap Contracts
Credit Risk	—	(12,403,553)	—	(12,403,553)
Interest Rate Risk	—	(268,053)	—	(268,053)

Total	$(11,310)	$(23,143,009)	$—	$(23,154,319)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$303,176,571	$—	$—	$303,176,571

Total Investments	303,176,571	—	—	303,176,571

Total	$303,176,571	$—	$—	$303,176,571

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations and nine asset backed securities which were either adjusted for additional cashflow projections discounted for timing and likelihood of receipt or valued based on a comparable bond. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2021.

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For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of August 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2021
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$27,230,315	$—	$—	$(864)	$—	$(244,068)	$—	$—		$26,985,383	$(244,068)
Foreign Government Agency	91,338,775	—	—	9,218,435	—	(10,111,019)	—	—		90,446,191	(10,111,019)
Foreign Government Obligations	141,279,144	17,664	(3,206,335)	11,744,159	—	(6,548,290)	—	—		143,286,342	(6,548,290)
Loan Assignments	23,371,890	38,040,922	(2,185,729)	765,029	(181)	685,107	—	—		60,677,038	685,859
Loan Participations	39,866,840	3,975,000	(13,206,897)	970,997	462,245	6,478,545	—	—		38,546,730	6,478,545
Rights/Warrants	34,800	—	—	—	—	(13,144)	—	—		21,656	(13,144)

Total Investments	323,121,764	42,033,586	(18,598,961)	22,697,756	462,064	(9,752,869)	—	—		359,963,340	(9,752,117)

Derivatives
Options	390,519	—	—	—	637,313	(473,982)	—	—		553,850	408,882

Total	$323,512,283	$42,033,586	$(18,598,961)#	$22,697,756	$1,099,377	$(10,226,851)	$—	$—		$360,517,190	$(9,343,235)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$42,612,548	$—	$(3,042,444)	$121,632	$(84,260)	$1,474,589	$—	$(12,145,682	)‡	$28,936,383	$1,520,108
U.S. Government Agency	9,938,002	—	(1,221,250)	—	16,405	43,869	—	—		8,777,026	43,869

Total	$52,550,550	$—	$(4,263,694)##	$121,632	$(67,855)	$1,518,458	$—	$(12,145,682)		$37,713,409	$1,563,977

#	Includes $12,468,847 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $4,263,695 of proceeds received from partial calls and/or principal paydowns as applicable.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2021 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Foreign Government Obligations	45,854,980	Fair Value	Discount for lack of liquidity/marketability	1.40% (N/A)
Corporate Debt	26,985,383	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	8,180,584	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.00%)
Warrants	21,656	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	553,850	Fair Value	Probability of CDS threshold event	<5% (N/A)

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Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Opportunistic Income Fund
Asset-Backed Securities	—	Fair Value	Probability and timing of cash flow receipt	10-90% (N/A)
Asset-Backed Securities	21,604,671	Fair Value	Broker mark of comparable bond	N/A
Government Agency	8,777,026	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2021, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $278,920,737 and $7,331,712, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of

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purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2021, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	20,056,936	19,923,002

As of August 31, 2021, Emerging Country Debt Fund had investments in reverse repurchase agreements with J.P. Morgan Securities Plc with a gross value of $20,056,936. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2021, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2021

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$3,666,906	$3,666,906
Non-U.S. Government Debt Obligations	—	—	—	—	16,390,030	16,390,030

Total borrowings	$—	$—	$—	$—	$20,056,936	$20,056,936

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Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant

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portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2021, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2021, certain Funds elected to defer to March 1, 2021 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Loss Deferral ($)
Asset Allocation Bond Fund	(12,156)	(64,953)
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Multi-Sector Fixed Income Fund	(2,819,162)	—
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	—

As of February 28, 2021, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2021, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(26,085,292)	(29,810,774)
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Multi-Sector Fixed Income Fund	(291,118)	(23,318,639)
Opportunistic Income Fund	—	(59,208,878)
U.S. Treasury Fund	—	—

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As of August 31, 2021, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	74,361,519	1,861,127	—	1,861,127	—
Emerging Country Debt Fund	4,877,186,175	277,925,196	(698,499,150)	(420,573,954)	(16,730,219)
High Yield Fund	94,937,660	1,644,073	(44,656)	1,599,417	983,028
Multi-Sector Fixed Income Fund	201,645,566	10,124,839	(2,655,746)	7,469,093	(1,834,421)
Opportunistic Income Fund	1,034,693,647	20,866,497	(54,950,811)	(34,084,314)	(7,318,169)
U.S. Treasury Fund	303,123,673	54,896	(1,998)	52,898	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2021, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are

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directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2021, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk			X	X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X		X	X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds			X	X
Non-U.S. Investment Risk	X	X	X	X	X
Smaller Company Risk	X			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

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Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets; therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that GMO’s view changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and

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what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (commonly referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the failure of an issuer, guarantor, or obligor to meet its payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending on whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether the particular security has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending on whether the securities are supported by the full faith and credit of the United States, supported by the ability of the obligor to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk often is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments in U.S. bonds.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate investment is very short, an

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adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded in which a Fund receives income will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks (if any). If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may be able to do so only at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. The use of derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex, and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the valuations generated by GMO’s pricing models are different from amounts the Funds realize when they close or sell a derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty.

OTC swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Since these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than those with respect to OTC derivatives (commonly referred to as “bilateral arrangements”), for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to an OTC derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and an increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those

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cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical OTC derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components will be executed successfully and others not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for OTC derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2021 or 2022. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which, once effective, will govern the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments above a specified amount apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A Fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the Funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until August 2022. Rule 18f-4 could have an adverse impact on a Fund’s performance and ability to implement its investment strategies as it has historically.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for OTC derivatives. The cost of derivatives transactions could increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the

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option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may exercise the option only on its expiration date). If a Fund writes a call option and does not hold the underlying security, the Fund’s potential loss is unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. These limits can restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying securities, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets) or to sectors within a region, country or market have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. A Fund that invests in Underlying Funds (including underlying GMO Funds) is exposed to the risk that the Underlying Funds will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

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In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of those fees and expenses.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by those investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

In October 2020, the SEC adopted regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, (i) the rescission of various SEC exemptive orders permitting investments in excess of the statutory limits (including the Trust’s exemptive order referred to above) and the withdrawal of related SEC staff no-action letters and (ii) the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4, which became effective on January 19, 2021, which permits the Funds to invest in other investment companies beyond the statutory limits, subject to various conditions. The rescission of the applicable exemptive orders and the withdrawal of the related no-action letters will be effective on January 19, 2022. After that date, an investment company will be subject to Rule 12d1-4 and other applicable rules under Section 12(d)(1). While the impact of these regulatory changes on the Funds is uncertain, the changes could reduce a Fund’s flexibility to make investments in other registered investment companies (including other Funds) and require a Fund to modify its investments.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts requires a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and as a result a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments and that could occur at disadvantageous times. A Fund also runs the risk of being unable to recover or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of an increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person and its affiliated entities may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it also may impose sanctions or restrictions. In addition, the CFTC recently adopted rules that, once effective, will expand materially the contracts subject to federal limits. As a result of those limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

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Neither the contracts nor the foreign exchanges of futures contracts traded on exchanges outside the United States are subject to regulation by the CFTC or other U.S. regulators. U.S. regulators lack the power to compel enforcement of the rules of those exchanges or the laws of the country where they are located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. futures contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices or at all. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or writing a put or closing a short position). If a Fund is unable to sell an illiquid asset, it could miss other investment opportunities, fail to meet redemption requests, or be unable to meet other cash needs. In addition, it may be required to sell other assets it would prefer to hold.

To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells an investment will be less than the price it was valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress, including the markets for securities in entire asset classes. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without significantly changing their market value. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk of a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could significantly depress the market price of the securities being sold.

A Fund’s ability to use options in its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position. Moreover, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and separate accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and some of those separate accounts hold a substantial portion of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. In some cases, a redemption of a large number of shares could disrupt the Fund’s operations or force the Fund’s liquidation. Further, from time to time a Fund may trade in anticipation of a purchase order or redemption request that ultimately is not received or differs in size

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from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income (if any). In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because, in relying on GMO to achieve its investment objective, it runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value and also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be reduced by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

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The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing, corrupting, or preventing access to data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, interfere with the use of quantitative models, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. In addition, the global spread of COVID-19 has caused the Funds and their service providers to implement business continuity plans, including widespread use of work-from-home arrangements, which may make the Funds and their service providers more susceptible to cyber-attacks. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling the Funds or accurately pricing their securities. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and the Funds’ service providers and counterparties and issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect global economies and markets and exacerbate the effects of other risks to which the Funds are subject, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), subject to a transition period. Before the end of the transition period, the United Kingdom and the European Union ratified the EU-UK Trade and Cooperation Agreement (the “TCA”), which lays out the terms of the United Kingdom’s future cooperation with the European Union. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of Brexit, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The impact of Brexit on the U.K. and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the United Kingdom, Europe, and globally, which may

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adversely affect the value of a Fund’s investments. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and industry-specific restrictions, against non-U.S. governments, officials, institutions, and companies (including, in recent years, against countries such as China, Russia, and Venezuela. These sanctions, any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in a decline in the value and liquidity of securities of companies in such non-U.S. countries, a weakening of the currencies of those countries or other adverse consequences to their economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver the securities that are subject to the sanctions and may require the Funds to divest their holdings in those securities at inopportune times. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are impossible to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus known as COVID-19 beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008), can adversely affect the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives, for example, by causing the Funds’ derivatives counterparties to discontinue or limit offering derivatives on some underlying commodities, securities, reference rates. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

A global outbreak of COVID-19 and subsequent efforts to contain its spread have resulted in, among other things, extreme volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Extraordinary actions taken by governments and central banks to support local and global economies and the financial markets in response to the COVID-19 pandemic may not succeed or have the intended effect, and in some cases, have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty. The effects of the COVID-19 pandemic or any other future epidemic or pandemic could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, exacerbate other risks that apply to a Fund, and adversely affect the value and liquidity of a Fund’s investments.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

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As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default on their payment obligations and the value of the principal payments they otherwise would have made exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business likely would have a material impact on the many asset-backed securities it services. The obligations underlying an asset-backed security, particularly a security backed by a pool of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid, because the insurer could default on its obligations.

During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Performance of cyclical equities can be significantly affected by among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

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Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

Markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods.

The U.S. Federal Reserve Bank recently decreased interest rates to near historically low levels. A substantial increase in interest rates could have a material adverse effect on the market value of fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

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In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets (particularly emerging markets) list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of securities traded on U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in some non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited.

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

GMO’s decision to seek a refund on behalf of a Fund is in its sole discretion, and particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The process of seeking a refund may take years, and the outcome of a Fund’s efforts to obtain a refund is inherently uncertain. Accordingly, a refund is not typically reflected in the Fund’s net asset value until GMO believes that the refund is collectible and free from significant contingencies. In some cases, the amount of such refunds could be material to a Fund’s net asset value. If you redeem your shares of a Fund before a potential refund is reflected in the Fund’s net asset value, you will not realize the benefit of that refund.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of companies tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates and increased risk of currency devaluation and hyperinflation; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; increased risk of market manipulation or fraudulent trade practices; controls on investment (including restrictions on foreign investment), capital controls and limitations on repatriation of invested

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capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); lower trading volumes; unavailability of currency hedging techniques; less rigorous accounting, auditing, corporate governance, financial reporting, recordkeeping, and regulatory standards and practices; unavailability of reliable information about issuers; slower clearance and settlement; limitations on, or difficulties enforcing legal judgments, contractual rights, or other remedies, including those available to a Fund in respect of its portfolio holdings; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the

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ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2021, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X
Adjust exposure to foreign currencies	X	X	X
Futures contracts
Adjust interest rate exposure		X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit				X
Provide a measure of protection against default loss				X
Options (Written)
Achieve exposure to a reference entity’s credit		X		X
Provide a measure of protection against default loss				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit	X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X		X
Adjust exposure to certain markets				X
Adjust interest rate exposure	X		X	X
Provide a measure of protection against default loss	X			X
Provide exposure to the Fund’s benchmark		X	X
Hedge non-core equity exposure			X
Adjust portfolio beta	X
Generate long risk exposure to an index		X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

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These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or

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realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021 and the Statements of Operations for the period ended August 31, 2021^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$615,642	$—	$615,642
Options, at value	553,850	—	—	553,850
Swap Contracts, at value¤	13,649,200	—	—	13,649,200

Total	$14,203,050	$615,642	$—	$14,818,692

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(1,280,279)	$—	$(1,280,279)
Swap Contracts, at value¤	(3,826,307)	—	(4,162,217)	(7,988,524)

Total	$(3,826,307)	$(1,280,279)	$(4,162,217)	$(9,268,803)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund (continued)
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$6,626,448	$—	$6,626,448
Options	637,313	—	—	637,313
Swap Contracts	(5,553,053)	—	71,195	(5,481,858)

Total	$(4,915,740)	$6,626,448	$71,195	$1,781,903

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$(319,626)	$—	$(319,626)
Options	(473,982)	—	—	(473,982)
Swap Contracts	(2,740,156)	—	(3,843,321)	(6,583,477)

Total	$(3,214,138)	$(319,626)	$(3,843,321)	$(7,377,085)

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$20,860	$20,860
Swap Contracts, at value¤	2,560,070	—	599,621	3,159,691

Total	$2,560,070	$—	$620,481	$3,180,551

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(8,620)	$(8,620)
Unrealized Depreciation on Forward Currency Contracts	—	(9,318)	—	(9,318)
Written Options, at value	(82,538)	—	—	(82,538)
Swap Contracts, at value¤	(651,005)	—	—	(651,005)

Total	$(733,543)	$(9,318)	$(8,620)	$(751,481)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$26,629	$26,629
Forward Currency Contracts	—	559,024	—	559,024
Swap Contracts	964,391	—	653,724	1,618,115

Total	$964,391	$559,024	$680,353	$2,203,768

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$(273,716)	$—	$(273,716)
Futures Contracts	—	—	72,297	72,297
Written Options	98,853	—	—	98,853
Swap Contracts	(193,397)	—	727,803	534,406

Total	$(94,544)	$(273,716)	$800,100	$431,840

Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$422,637	$—	$422,637
Unrealized Appreciation on Futures Contracts¤	—	—	94,746	94,746
Swap Contracts, at value¤	—	—	693,716	693,716

Total	$—	$422,637	$788,462	$1,211,099

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(943,762)	$—	$(943,762)
Unrealized Depreciation on Futures Contracts¤	—	—	(27,779)	(27,779)
Swap Contracts, at value¤	—	—	(2,073,108)	(2,073,108)

Total	$—	$(943,762)	$(2,100,887)	$(3,044,649)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Multi-Sector Fixed Income Fund (continued)
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$981,183	$981,183
Forward Currency Contracts	—	2,510,668	—	2,510,668
Swap Contracts	—	—	(6,665,826)	(6,665,826)

Total	$—	$2,510,668	$(5,684,643)	$(3,173,975)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$(1,559,028)	$—	$(1,559,028)
Futures Contracts	—	—	254,406	254,406
Swap Contracts	—	—	(1,817,325)	(1,817,325)

Total	$—	$(1,559,028)	$(1,562,919)	$(3,121,947)

Opportunistic Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$2,784	$—	$2,784
Unrealized Appreciation on Futures Contracts¤	—	—	95,649	95,649
Swap Contracts, at value¤	21,829,542	—	1,687,223	23,516,765

Total	$21,829,542	$2,784	$1,782,872	$23,615,198

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(3,089)	$—	$(3,089)
Unrealized Depreciation on Futures Contracts¤	—	—	(11,310)	(11,310)
Swap Contracts, at value¤	(12,403,553)	—	(268,053)	(12,671,606)
Written Options, at value	(6,205)	—	—	(6,205)

Total	$(12,409,758)	$(3,089)	$(279,363)	$(12,692,210)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$2,359,093	$2,359,093
Written Options	814,956	—	—	814,956
Forward Currency Contracts	—	10,523	—	10,523
Swap Contracts	(3,189,418)	—	(230,995)	(3,420,413)

Total	$(2,374,462)	$10,523	$2,128,098	$(235,841)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$396	$—	$396
Futures Contracts	—	—	381,137	381,137
Written Options	(14,894)	—	—	(14,894)
Swap Contracts	(756,728)	—	(1,364,593)	(2,121,321)

Total	$(771,622)	$396	$(983,456)	$(1,754,682)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master

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Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2021, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2021:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$519,198	$(519,198)	$—	$— *
Citibank N.A.	134,816	—	(134,816)	—
Deutsche Bank AG	2,995,961	—	(2,995,961)	—
Goldman Sachs International	4,968,652	(4,819,231)	—	149,421
JPMorgan Chase Bank, N.A.	1,086,013	—	(1,086,013)	—
Morgan Stanley Capital Services LLC	1,709,651	(1,709,651)	—	— *

Total	$11,414,291	$(7,048,080)	$(4,216,790)	$149,421

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(138,895)	$—	$134,816	$(4,079)
Deutsche Bank AG	(3,192,873)	196,912	2,995,961	— *
JPMorgan Chase Bank, N.A.	(1,103,908)	—	1,086,013	(17,895)
Morgan Stanley & Co. International PLC	(434,663)	224,903	—	(209,760)

Total	$(4,870,339)	$421,815	$4,216,790	$(231,734)

98

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$10,941	$—	$—	$10,941
Barclays Bank PLC	37,196	—	—	37,196
Goldman Sachs International	3,585	—	(3,585)	—
Morgan Stanley & Co. International PLC	31,676	—	(9,318)	22,358
Morgan Stanley Capital Services LLC	516,223	(270,000)	—	246,223

Total	$599,621	$(270,000)	$(12,903)	$316,718

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$(82,538)	$—	$3,585	(78,953)
Morgan Stanley & Co. International PLC	(9,318)	—	9,318	—

Total	$(91,856)	$—	$12,903	$(78,953)

Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$4,709	$(2,048)	$(2,661)	$— *
Barclays Bank PLC	80,165	—	(80,165)	—
Citibank N.A.	33,042	—	(13,966)	19,076
Deutsche Bank AG	10,868	—	(10,868)	—
Goldman Sachs International	641	—	(641)	—
JPMorgan Chase Bank, N.A.	112,275	—	(112,275)	—
Morgan Stanley & Co. International PLC	180,937	—	(180,937)	—

Total	$422,637	$(2,048)	$(401,513)	$19,076

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(2,661)	$—	$2,661	$—
Barclays Bank PLC	(95,595)	—	80,165	(15,430)
Citibank N.A.	(13,966)	—	13,966	—
Deutsche Bank AG	(329,446)	318,578	10,868	— *
Goldman Sachs International	(1,498,841)	—	641	(1,498,200)
JPMorgan Chase Bank, N.A.	(286,670)	143,903	112,275	(30,492)
Morgan Stanley & Co. International PLC	(210,766)	—	180,937	(29,829)

Total	$(2,437,945)	$462,481	$401,513	$(1,573,951)

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,684,685	$(2,665,972)	$(18,713)	$—	*
Citigroup Global Markets Inc.	1,832,980	(1,667,804)	(165,176)	—	*
Citibank N.A.	3,502,390	(2,991,348)	(511,042)	—	*
Deutsche Bank AG	338,427	(237,546)	(100,881)	—	*
Goldman Sachs International	9,478,359	(8,944,384)	(533,975)	—	*
JPMorgan Chase Bank, N.A.	1,962,488	(1,180,124)	(782,364)	—	*
Morgan Stanley & Co. International PLC	404,004	(376,024)	(3,089)	24,891
Morgan Stanley Capital Services LLC	1,363,266	(928,725)	(434,541)	—	*

Total	$21,566,599	$(18,991,927)	$(2,549,781)	$24,891

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(18,713)	$—	$18,713	$—
Barclays Bank PLC	(408,199)	408,199	—	—	*
Citigroup Global Markets Inc.	(165,176)	—	165,176	—
Citibank N.A.	(511,042)	—	511,042	—
Credit Suisse International	(78,752)	—	—	(78,752)
Deutsche Bank AG	(100,881)	—	100,881	—
Goldman Sachs International	(533,975)	—	533,975	—
JPMorgan Chase Bank, N.A.	(782,364)	—	782,364	—
Morgan Stanley & Co. International PLC	(3,089)	—	3,089	—
Morgan Stanley Capital Services LLC	(434,541)	—	434,541	—

Total	$(3,036,732)	$408,199	$2,549,781	$(78,752)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2021:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Emerging Country Debt Fund	301,272,826	—	168,209,667	680,140,849
High Yield Fund	9,090,180	25,381,518	24,826,167	66,942,671
Multi-Sector Fixed Income Fund	153,095,642	95,107,145	—	563,473,820
Opportunistic Income Fund	6,072,966	105,891,076	113,916,433	958,981,390

100

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	Since April 9, 2021 and prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V	Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%					0.055%
Emerging Country Debt Fund	0.15%		0.10%			0.055%
High Yield Fund	0.15%	*	0.10%	*	0.085%*	0.055%	0.15%*	0.15%*
Multi-Sector Fixed Income Fund	0.15%		0.10%				0.15%*	0.15%*
Opportunistic Income Fund	0.15%					0.055%	0.15%	0.15%

*	Class is offered but has no shareholders as of August 31, 2021.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. GMO has contractually agreed to reimburse High Yield Fund for the portion of its “Specified Operating Expenses” that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”).

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses.

For the period ended August 31, 2021, GMO did not recoup any previously recorded waivers and/or reimbursements.

101

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

On August 31, 2021, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2022	Expiring the year ending February 28, 2023	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025
High Yield Fund, Class VI	$72,033	$ —	$ —	$17,632

GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee to the extent necessary to offset the management fee and shareholder service fee paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

These contractual waivers and reimbursements will continue through at least June 30, 2022 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2021 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	1,821	220
Emerging Country Debt Fund	74,163	7,460
High Yield Fund	2,206	209
Multi-Sector Fixed Income Fund	4,779	508
Opportunistic Income Fund	14,910	1,528
U.S. Treasury Fund	6,245	570

102

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the six month period ended August 31, 2021, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Multi-Sector Fixed Income Fund	0.103%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2021, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2021 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	74,289,270	231,417	116,457,903	4,920,000
Emerging Country Debt Fund	212,992,695	583,251,195	74,830,188	528,235,787
High Yield Fund	–	8,610,630	–	12,865,970
Multi-Sector Fixed Income Fund	156,042,855	88,827,254	155,339,742	76,498,385
Opportunistic Income Fund	362,927,286	171,485,375	287,806,075	126,259,296
U.S. Treasury Fund	–	–	–	–

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

103

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

8.	Principal shareholders as of August 31, 2021

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	3*	97.50%
Emerging Country Debt Fund	1	17.23%
High Yield Fund	2	99.99%
Multi-Sector Fixed Income Fund	3*	76.25%
Opportunistic Income Fund	4#	67.49%
U.S. Treasury Fund	3*	50.81%

*	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	231,090	$5,615,500	1,248,070	$29,430,309
Shares issued to shareholders in reinvestment of distributions	—	—	16,888	403,791
Shares repurchased	(1,334,111)	(31,912,234)	(483,688)	(10,905,583)

Net increase (decrease)	(1,103,021)	$(26,296,734)	781,270	$18,928,517

Class VI:
Shares sold	620,376	$15,117,924	433,703	$10,053,052
Shares issued to shareholders in reinvestment of distributions	—	—	33,513	802,127
Shares repurchased	(1,504,870)	(36,107,738)	(6,482,285)	(149,463,143)

Net increase (decrease)	(884,494)	$(20,989,814)	(6,015,069)	$(138,607,964)

Emerging Country Debt Fund
Class III:
Shares sold	354,242	$9,187,605	11,064,651	$283,435,647
Shares issued to shareholders in reinvestment of distributions	945,467	24,411,957	3,930,574	101,703,325
Shares repurchased	(2,437,194)	(62,825,336)	(16,856,375)	(444,395,888)
Purchase premiums	—	152,659	—	490,114
Redemption fees	—	79,912	—	938,001

Net increase (decrease)	(1,137,485)	$(28,993,203)	(1,861,150)	$(57,828,801)

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Emerging Country Debt Fund (continued)
Class IV:
Shares sold	19,348,127	$502,024,366	23,275,901	$606,562,660
Shares issued to shareholders in reinvestment of distributions	3,226,269	83,140,959	10,246,489	264,614,402
Shares repurchased	(58,630,318)	(1,518,810,048)	(25,052,203)	(649,166,175)
Purchase premiums	—	499,782	—	1,390,217
Redemption fees	—	256,308	—	2,589,905

Net increase (decrease)	(36,055,922)	$(932,888,633)	8,470,187	$225,991,009

Class VI:(a)
Shares sold	43,538,977	$1,127,223,343
Shares repurchased	(686,237)	(18,000,000)
Purchase premiums	—	7,857
Redemption fees	—	8,634

Net increase (decrease)	42,852,740	$1,109,239,834

High Yield Fund
Class VI:
Shares sold	—	$—	2,201,261	$42,312,765
Shares issued to shareholders in reinvestment of distributions	362,854	7,271,601	178,442	3,585,146
Shares repurchased	—	—	(5,954,398)	(121,289,116)

Net increase (decrease)	362,854	$7,271,601	(3,574,695)	$(75,391,205)

Multi-Sector Fixed Income Fund
Class III:
Shares sold	198,808	$4,000,000	812,914	$17,690,556
Shares issued to shareholders in reinvestment of distributions	38,703	771,747	382,203	8,066,426
Shares repurchased	(967,731)	(19,522,929)	(3,258,411)	(67,890,225)

Net increase (decrease)	(730,220)	$(14,751,182)	(2,063,294)	$(42,133,243)

Class IV:
Shares sold	2,554,018	$51,559,631	3,063,305	$64,755,408
Shares issued to shareholders in reinvestment of distributions	193,216	3,868,185	1,036,159	22,030,270
Shares repurchased	(1,121,714)	(22,646,659)	(17,672,884)	(384,748,994)

Net increase (decrease)	1,625,520	$32,781,157	(13,573,420)	$(297,963,316)

Opportunistic Income Fund
Class III:(b)
Shares sold	532,932	$13,800,000

Net increase (decrease)	532,932	$13,800,000

Class VI:
Shares sold	857,000	$22,158,879	2,091,345	$53,827,718
Shares issued to shareholders in reinvestment of distributions	68,419	1,771,362	855,202	21,741,055
Shares repurchased	(1,560,184)	(40,399,024)	(16,058,148)	(413,055,123)

Net increase (decrease)	(634,765)	$(16,468,783)	(13,111,601)	$(337,486,350)

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Opportunistic Income Fund (continued)
Class R6:(c)
Shares sold	2,784,949	$72,048,075
Shares issued to shareholders in reinvestment of distributions	831	21,446
Shares repurchased	(53,683)	(1,389,607)

Net increase (decrease)	2,732,097	$70,679,914

Class I:
Shares sold	3,368,945	$87,161,418	16,150,520	$413,015,196
Shares issued to shareholders in reinvestment of distributions	44,106	1,139,694	92,094	2,336,633
Shares repurchased	(1,065,070)	(27,563,407)	(940,346)	(23,853,407)

Net increase (decrease)	2,347,981	$60,737,705	15,302,268	$391,498,422

U.S. Treasury Fund
Core Class:
Shares sold	159,552,843	$803,953,892	373,331,155	$1,880,713,417
Shares issued to shareholders in reinvestment of distributions	28,144	141,686	72,372	364,660
Shares repurchased	(175,283,465)	(883,190,663)	(341,823,451)	(1,722,028,633)

Net increase (decrease)	(15,702,478)	$(79,095,085)	31,580,076	$159,049,444

(a)	The period under the heading “Six Months Ended August 31, 2021 (Unaudited)” represents the period from July 28, 2021 (commencement of operations) through August 31, 2021.
(b)	The period under the heading “Six Months Ended August 31, 2021 (Unaudited)” represents the period from July 21, 2021 (commencement of operations) through August 31, 2021.
(c)	The period under the heading “Six Months Ended August 31, 2021 (Unaudited)” represents the period from May 19, 2021 (commencement of operations) through August 31, 2021.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2021 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$5,000,835	$231,417	$4,920,000	$599	$819	$(597)	$2	$311,657

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,784,247	$—	$—	$28,999	$37,095	$—	$—	$74,784,247

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class IV	$8,584,702	$2,000,000	$11,866,039	$123,288	$176,281	$(145,567)	$1,426,904	$—
GMO Emerging Country Debt Fund, Class VI	—	10,866,039	—	—	—	—	(1,022,339)	9,843,700
GMO Opportunistic Income Fund, Class VI	27,641,535	4,100,000	—	135,621	—	—	198,140	31,939,675
GMO U.S. Treasury Fund	14,825,453	15,510,000	24,450,000	2,844	2,046	346	10,489	5,896,288

Totals	$51,051,690	$32,476,039	$36,316,039	$261,753	$178,327	$(145,221)	$613,194	$47,679,663

Opportunistic Income Fund
GMO U.S. Treasury Fund	$11,003,541	$—	$—	$4,267	$5,458	$—	$—	$11,003,541

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through August 31, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

107

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2021 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

108

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2021 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of

109

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2021 (Unaudited)

various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees

110

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2021 (Unaudited)

of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Sector Fixed Income Fund

Approval of renewal of management agreement for GMO Multi-Sector Fixed Income Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

111

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2021 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the

112

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2021 (Unaudited)

Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

113

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2021 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

114

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2021 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 15, 2021 addressing the Program’s operation, adequacy and effectiveness.

115

GMO Trust Funds

Fund Expenses

August 31, 2021 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2021.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2021 through August 31, 2021.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

Asset Allocation Bond Fund
Class III	$1,000.00	$1,043.20	$2.11	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,044.00	$1.65	$1,000.00	$1,023.59	$1.63	0.32%

Emerging Country Debt Fund
Class III	$1,000.00	$1,057.50	$2.75	$1,000.00	$1,022.53	$2.70	0.53%
Class IV	$1,000.00	$1,057.50	$2.49	$1,000.00	$1,022.79	$2.45	0.48%
Class VI(a)	$1,000.00	$1,013.10	$0.40	$1,000.00	$1,022.99	$2.24	0.44%

High Yield Fund
Class VI	$1,000.00	$1,044.60	$2.68	$1,000.00	$1,022.58	$2.65	0.52%

Multi-Sector Fixed Income Fund
Class III	$1,000.00	$1,027.00	$2.09	$1,000.00	$1,023.14	$2.09	0.41%
Class IV	$1,000.00	$1,027.40	$1.84	$1,000.00	$1,023.39	$1.84	0.36%

Opportunistic Income Fund
Class III(b)	$1,000.00	$1,001.50	$0.63	$1,000.00	$1,022.38	$2.85	0.56%
Class VI	$1,000.00	$1,010.50	$2.38	$1,000.00	$1,022.84	$2.40	0.47%
Class R6(c)	$1,000.00	$1,006.80	$1.60	$1,000.00	$1,022.38	$2.85	0.56%
Class I	$1,000.00	$1,009.00	$3.34	$1,000.00	$1,021.88	$3.36	0.66%

U.S. Treasury Fund
Core	$1,000.00	$1,000.90	$0.10	$1,000.00	$1,025.11	$0.10	0.02%

116

GMO Trust Funds

Fund Expenses

August 31, 2021 (Unaudited)

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2021, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(a)

For the period July 28, 2021 (commencement of operations) through August 31, 2021, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2021, multiplied by the average account value over the period, multiplied by 33 days in the period, divided by 365 days in the year.

(b)

For the period July 21, 2021 (commencement of operations) through August 31, 2021, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2021, multiplied by the average account value over the period, multiplied by 41 days in the period, divided by 365 days in the year.

(c)

For the period May 19, 2021 (commencement of operations) through August 31, 2021, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2021, multiplied by the average account value over the period, multiplied by 104 days in the period, divided by 365 days in the year.

117

SR-083121-FI

GMO Trust

Semiannual Report

August 31, 2021

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non- U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	66.0%
Debt Obligations	23.0
Investment Funds	1.5
Short-Term Investments	0.4
Swap Contracts	0.4
Preferred Stocks	0.2
Rights/Warrants	0.1
Purchased Options	0.0 ^
Written Options	(0.0)^
Forward Currency Contracts	(0.1)
Futures Contracts	(0.5)
Securities Sold Short	(42.6)
Other	51.6

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	2.2%
Other Developed	0.0 ^‡

2.2%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	17.8%
China	2.1
Other Emerging	2.7 †
Germany	1.6
Canada	1.3
Other Developed	0.8 ‡

26.3%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0% .

1

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 66.5%

	Australia — 1.0%

3,942	Afterpay Ltd *	383,436

126	BHP Group Ltd	4,169

28,580	BlueScope Steel Ltd	522,509

13,081	Brambles Ltd	115,627

115	Computershare Ltd	1,382

54,568	Dexus (REIT)	424,649

21,960	Fortescue Metals Group Ltd	334,786

123,772	GPT Group (The) (REIT)	438,185

98,612	Mirvac Group (REIT)	224,577

4,665	Rio Tinto Ltd	379,568

117,936	Scentre Group (REIT)	245,292

52,203	Stockland (REIT)	175,918

	Total Australia	3,250,098

	Belgium — 0.2%

8,759	Ageas SA/NV (a)	437,713

3,102	UCB SA	354,897

	Total Belgium	792,610

	Canada — 2.0%

7,100	Canadian Apartment Properties (REIT)	343,900

1,100	Canadian Tire Corp Ltd – Class A	167,400

100	Fairfax Financial Holdings Ltd (a)	44,265

3,700	Imperial Oil Ltd	97,922

1,800	Linamar Corp	101,981

5,900	Magna International Inc	465,911

4,300	Power Corp of Canada (a)	148,394

700	RioCan Real Estate Investment Trust (REIT)	12,434

181,041	Shaw Communications Inc – Class B	5,327,985

800	West Fraser Timber Co Ltd	61,773

	Total Canada	6,771,965

	China — 1.2%

64,000	Agile Group Holdings Ltd	73,394

600	Autohome Inc ADR	26,556

587,000	Bank of Communications Co Ltd – Class H	337,116

26,000	Beijing Enterprises Holdings Ltd	89,477

194,000	China Communications Services Corp Ltd – Class H	103,092

4,506,000	China Huarong Asset Management Co Ltd – Class H * (b)	440,319

151,000	China Overseas Land & Investment Ltd	347,857

624,000	China Railway Group Ltd – Class H	298,849

308,000	China Zhongwang Holdings Ltd *	66,841

30,000	Chongqing Rural Commercial Bank Co Ltd – Class H	11,476

84,000	CITIC Ltd	104,364

396,000	Dongfeng Motor Group Co Ltd – Class H	433,616

Shares	Description	Value ($)

	China — continued

44,000	Fosun International Ltd	55,656

193,600	Guangzhou R&F Properties Co Ltd – Class H	165,065

26,600	Hello Group Inc Sponsored ADR	349,524

23,000	Kingboard Holdings Ltd	113,089

38,000	Seazen Group Ltd *	33,656

50,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	99,787

110,500	Shimao Group Holdings Ltd	228,328

93,600	Sinopharm Group Co Ltd – Class H	240,880

246,000	Skyworth Group Ltd *	76,853

57,000	Sunac China Holdings Ltd	145,739

390,780	Yuzhou Group Holdings Co Ltd	75,317

	Total China	3,916,851

	Denmark — 0.4%

35	AP Moller – Maersk A/S – Class A	94,848

44	AP Moller – Maersk A/S – Class B	125,345

179	Carlsberg A/S – Class B	31,265

27,432	Danske Bank A/S	460,323

3,807	Pandora A/S	456,323

	Total Denmark	1,168,104

	Finland — 0.1%

74,786	Nokia Oyj *	449,249

	France — 0.4%

744	ArcelorMittal SA	24,954

4,541	BNP Paribas SA	287,672

12,187	Orange SA	138,556

6,000	Publicis Groupe SA	393,900

15,840	Societe Generale SA	498,550

	Total France	1,343,632

	Germany — 2.4%

7,150	Bayer AG (Registered)	397,760

2,686	Bayerische Motoren Werke AG	254,952

6,088	Daimler AG (Registered)	513,552

49,604	Dialog Semiconductor Plc * (a)	3,942,799

7,881	Fresenius SE & Co KGaA	409,759

2,140	SAP SE	321,449

14,429	Siltronic AG (a)	2,357,769

	Total Germany	8,198,040

	Hong Kong — 0.3%

65,500	CK Hutchison Holdings Ltd	477,502

122,000	First Pacific Co Ltd	45,484

54,000	Kerry Properties Ltd	183,719

454,000	PCCW Ltd	236,766

500	Swire Pacific Ltd – Class A	3,385

	Total Hong Kong	946,856

2	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	India — 0.2%

9,201	Hindustan Petroleum Corp Ltd	33,590

21,314	Indian Oil Corp Ltd	32,328

77,944	NTPC Ltd	123,449

217,324	Oil & Natural Gas Corp Ltd	357,131

66,616	REC Ltd	138,053

	Total India	684,551

	Israel — 0.2%

2,400	Check Point Software Technologies Ltd *	301,512

43,900	Teva Pharmaceutical Industries Ltd Sponsored ADR *	413,538

	Total Israel	715,050

	Italy — 0.4%

5,396	EXOR NV (a)	450,207

25,498	Leonardo SPA *	207,617

289,452	Telecom Italia SPA	131,142

833,317	Telecom Italia SPA – RSP	402,601

	Total Italy	1,191,567

	Japan — 2.1%

800	Aisin Corp	30,537

46,800	Asahi Kasei Corp	482,512

10,200	Astellas Pharma Inc	171,869

6,500	Daiwa House Industry Co Ltd	198,209

7,100	Electric Power Development Co Ltd	106,064

15,700	Honda Motor Co Ltd	475,186

74,300	Inpex Corp	510,507

16,800	ITOCHU Corp	505,363

100	Kansai Electric Power Co Inc (The)	1,005

13,000	KDDI Corp	397,350

100	MEIJI Holdings Co Ltd	6,150

20,100	Nippon Telegraph & Telephone Corp	535,520

55,700	Obayashi Corp	458,321

27,800	ORIX Corp (a)	518,678

24,800	Sekisui House Ltd	494,095

35,100	Shimizu Corp	251,877

2,600	Subaru Corp	48,120

36,500	Sumitomo Chemical Co Ltd	185,041

26,700	Sumitomo Dainippon Pharma Co Ltd	479,267

2,100	Suzuki Motor Corp	90,743

8,300	Taisei Corp	259,670

14,500	TIS Inc	409,329

145,000	Tokyo Electric Power Co Holdings Inc *	380,858

11,500	Tosoh Corp	208,730

	Total Japan	7,205,001

	Malaysia — 0.0%

30,100	Top Glove Corp Bhd	28,961

Shares	Description	Value ($)

	Netherlands — 0.7%

693	Aegon NV (a)	3,422

8,200	AerCap Holdings NV *	442,226

39,013	ING Groep NV	538,160

2,697	JDE Peet’s NV	92,687

1	Just Eat Takeaway.com NV Sponsored ADR *	18

14,040	Koninklijke Ahold Delhaize NV	473,674

11,585	Koninklijke KPN NV	37,111

7,705	NN Group NV (a)	399,679

1,027	Randstad NV	75,635

1,751	Wolters Kluwer NV	201,366

	Total Netherlands	2,263,978

	New Zealand — 0.1%

69,320	Meridian Energy Ltd	256,026

	South Africa — 0.1%

23,340	Bidvest Group Ltd (The)	329,098

5,138	Old Mutual Ltd	5,431

	Total South Africa	334,529

	South Korea — 0.0%

665	Kia Corp	48,647

	Spain — 0.3%

79,722	Banco Bilbao Vizcaya Argentaria SA *	521,780

140,139	Banco Santander SA *	516,728

36	Enagas SA	819

3,462	Red Electrica Corp SA	69,045

	Total Spain	1,108,372

	Sweden — 0.1%

11,259	Investor AB – B Shares (a)	269,300

479	Kinnevik AB – Class B * (a)	18,768

1,306	Skanska AB – B Shares	37,649

1,280	Svenska Cellulosa AB SCA – Class B	22,622

	Total Sweden	348,339

	Switzerland — 0.1%

6,808	Adecco Group AG (Registered)	378,711

9	Swisscom AG (Registered)	5,282

	Total Switzerland	383,993

	Taiwan — 0.0%

55,000	Ruentex Development Co Ltd	137,355

	United Kingdom — 1.5%

82	AstraZeneca Plc Sponsored ADR	4,779

228,512	Avast Plc	1,879,340

25,334	Aviva Plc(a)	140,809

See accompanying notes to the financial statements.	3

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

7,350	Berkeley Group Holdings Plc (The)	488,221

202,658	BT Group Plc *	473,734

7,721	Coca-Cola HBC AG *	279,461

67,601	Kingfisher Plc	325,500

153,452	M&G Plc (a)	434,676

58,947	Micro Focus International Plc	360,513

1,715	Smiths Group Plc	34,038

88,692	Taylor Wimpey Plc	223,263

27,608	WPP Plc	374,333

	Total United Kingdom	5,018,667

	United States — 52.7%

227,193	Aerojet Rocketdyne Holdings, Inc.	9,433,053

2,700	Aflac, Inc. (a)	153,036

200	Akamai Technologies, Inc. *	22,650

4,700	Alliance Data Systems Corp.	461,117

8,100	Ally Financial, Inc. (a)	428,490

1	Analog Devices, Inc.	111

1,100	Anthem, Inc.	412,643

100	Archer-Daniels-Midland Co.	6,000

4,300	Arrow Electronics, Inc. *	521,246

15,200	AT&T, Inc.	416,784

123,508	Athene Holding Ltd. – Class A * (a)	8,271,331

100	Bank of New York Mellon Corp. (The) (a)	5,522

5,100	Bed Bath & Beyond, Inc. *	140,454

1,700	Best Buy Co., Inc.	198,067

300	Bio-Rad Laboratories, Inc. – Class A *	241,446

1,400	Biogen, Inc. *	474,474

300	Booz Allen Hamilton Holding Corp.	24,573

7,700	BorgWarner, Inc.	328,636

3,200	Capital One Financial Corp. (a)	531,104

2,700	Cardinal Health, Inc.	141,723

9,100	Carrier Global Corp.	524,160

5,200	CBRE Group, Inc. – Class A *	500,760

6,200	Centene Corp. *	390,476

470,315	Change Healthcare, Inc. *	10,266,977

2,300	Cigna Corp.	486,795

7,600	Citigroup, Inc.	546,516

8,400	Citizens Financial Group, Inc.	367,836

5,300	Cognizant Technology Solutions Corp. – Class A	404,443

31,116	Coherent, Inc. *	7,862,080

9,200	Comcast Corp. – Class A	558,256

100	Consolidated Edison, Inc.	7,545

8,700	Corteva, Inc.	382,539

2,300	Coty Inc. – Class A *	22,471

6,600	CVS Health Corp.	570,174

1,700	Discover Financial Services (a)	217,974

700	Discovery, Inc. – Class A *	20,188

12,200	DISH Network Corp. – Class A *	531,798

5,300	DR Horton, Inc.	506,786

Shares	Description	Value ($)

	United States — continued

4,600	eBay, Inc.	353,004

6,800	Exelon Corp.	333,336

100	Exxon Mobil Corp.	5,452

1,900	Fidelity National Financial, Inc. (a)	92,777

17,891	Five9, Inc. *	2,830,893

19,803	Flagstar Bancorp, Inc.	979,456

1,200	FleetCor Technologies, Inc. *	315,936

37,100	Ford Motor Co. *	483,413

600	Fortune Brands Home & Security, Inc.	58,422

2,900	Fox Corp. – Class A	108,576

53,715	Fox Corp. – Class B	1,860,150

2,100	Franklin Resources, Inc. (a)	68,124

9,200	General Motors Co. *	450,892

100	General Mills, Inc.	5,781

6,700	Gilead Sciences, Inc.	487,626

900	Goldman Sachs Group, Inc. (The) (a)	372,159

100	Hartford Financial Services Group, Inc. (The) (a)	6,722

15,300	HP, Inc.	455,022

2,400	IAC/InterActiveCorp *	316,920

130,460	IHS Markit Ltd.	15,733,476

500	Incyte Corp. *	38,245

8,600	Intel Corp. (a)	464,916

100	International Paper Co.	6,009

3,700	International Business Machines Corp.	519,258

17,000	Invesco Ltd. (a)	430,440

2,600	Jazz Pharmaceuticals Plc *	342,446

31,978	Kansas City Southern	8,975,265

30,200	Kinder Morgan, Inc.	491,354

8,000	Kohl’s Corp.	459,200

7,200	Kraft Heinz Co. (The)	259,128

10,800	Kroger Co. (The)	497,124

1,600	Laboratory Corp. of America Holdings *	485,408

300	Lear Corp.	47,982

2,800	Leidos Holdings, Inc.	274,708

4,800	Lennar Corp. – Class A	515,088

6,676	Liberty Broadband Corp. – Class C *	1,277,252

7,700	Lincoln National Corp. (a)	528,605

7,200	LKQ Corp. *	379,368

36,600	Lumen Technologies, Inc.	450,180

5,100	LyondellBasell Industries NV – Class A	511,785

100	Masco Corp.	6,072

1,000	Medical Properties Trust, Inc. (REIT)	20,480

2,500	Merck & Co., Inc.	190,725

8,600	MetLife, Inc. (a)	533,200

5,800	Micron Technology, Inc. * (a)	427,460

1,300	Mohawk Industries, Inc. *	257,088

9,200	Molson Coors Brewing Co. – Class B	437,276

206,806	Nuance Communications, Inc. *	11,384,670

10	NVR, Inc. *	51,799

700	Omnicom Group, Inc.	51,254

4	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,000	Oracle Corp.	534,780

1,400	PACCAR, Inc.	114,618

95,720	Pershing Square Tontine Holdings Ltd. – Class A *	1,888,556

400	PG&E Corp. *	3,668

162,771	PNM Resources, Inc.	8,057,165

167,506	PPD, Inc. *	7,757,203

2,400	PPL Corp.	70,440

1,700	Principal Financial Group, Inc. (a)	113,577

5,000	Prudential Financial, Inc. (a)	529,400

8,100	PulteGroup, Inc.	436,266

2,900	Quest Diagnostics, Inc.	443,207

32,700	Qurate Retail, Inc. – Series A	360,681

100	Raytheon Technologies Corp.	8,476

800	Regeneron Pharmaceuticals, Inc. *	538,720

3,370	Sanderson Farms, Inc.	662,205

500	Snap-on, Inc.	112,475

4,700	SS&C Technologies Holdings, Inc.	355,602

10,500	Synchrony Financial (a)	522,375

300	Synopsys, Inc. *	99,672

26	Teledyne Technologies, Inc. *	12,048

5,400	Textron, Inc.	392,418

6,000	Tyson Foods, Inc. – Class A	471,120

100	United Rentals, Inc. *	35,265

3,300	Universal Health Services, Inc. – Class B	514,008

240,580	VEREIT, Inc. (REIT)	12,156,507

7,600	Verizon Communications, Inc.	418,000

10,600	ViacomCBS, Inc. – Class B	439,370

28,700	Viatris, Inc.	419,881

7,100	VICI Properties, Inc. (REIT)	219,461

2,700	VMware, Inc. – Class A *	401,949

19,990	W R Grace & Co.	1,392,104

8,500	Walgreens Boots Alliance, Inc.	431,375

100	Wells Fargo & Co.	4,570

17,600	Western Union Co. (The)	380,864

5,800	Western Digital Corp. *	366,560

1,600	Whirlpool Corp.	354,448

70,944	Willis Towers Watson Plc (a)	15,658,760

115,560	Xilinx, Inc. (a)	17,979,980

	Total United States	176,669,930

	TOTAL COMMON STOCKS (COST $214,480,849)	223,232,371

	PREFERRED STOCKS (c) — 0.1%

	Germany — 0.1%

2,761	Bayerische Motoren Werke AG	231,145

	TOTAL PREFERRED STOCKS (COST $214,693)	231,145

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.1%

	United States — 0.1%

195,149	Bristol-Myers Squibb Co., Expires 03/31/21 * (d)	263,451

	TOTAL RIGHTS/WARRANTS (COST $284,429)	263,451

	INVESTMENT FUNDS — 1.5%

	United States — 1.5%

720,005	Altaba, Inc. (d)	5,040,035

	TOTAL INVESTMENT FUNDS (COST $4,914,097)	5,040,035

	DEBT OBLIGATIONS — 24.3%

	United States — 24.3%

	Asset-Backed Securities — 7.2%

4,608,022	Apidos CLO XXI, Series 15-21A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 1.06%, due 07/18/27	4,611,580

422,753	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 0.98%, due 01/27/28	422,793

1,711,041	Denali Capital CLO X LLC, Series 13-1A, Class A1LR, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.18%, due 10/26/27	1,711,303

2,077,699	Oaktree CLO Ltd., Series 15-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 1.00%, due 10/20/27	2,077,983

1,037,233	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 1.02%, due 11/15/26	1,037,690

2,760,440	Palmer Square Loan Funding Ltd., Series 19-3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 0.98%, due 08/20/27	2,761,135

3,371,071	TICP CLO III-2 Ltd., Series 18-3R, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.84%, 0.97%, due 04/20/28	3,371,580

3,591,036	Venture XX CLO Ltd., Series 15-20A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.82%, 0.95%, due 04/15/27	3,591,478

4,619,240	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.08%, due 04/15/29	4,617,817

	Total Asset-Backed Securities	24,203,359

	U.S. Government — 17.1%

1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.10%, due 10/31/22	1,000,569

29,670,000	U.S. Treasury Note, 0.13%, due 12/31/22	29,666,523

16,600,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.09%, due 01/31/23 (a)	16,608,235

See accompanying notes to the financial statements.	5

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)
	United States — continued

	U.S. Government — continued

10,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	9,994,922

	Total U.S. Government	57,270,249

	Total United States	81,473,608

	TOTAL DEBT OBLIGATIONS (COST $81,377,097)	81,473,608

	MUTUAL FUNDS — 3.7%

	United States — 3.7%

	Affiliated Issuers — 3.7%

340,657	GMO Emerging Markets Fund, Class VI	12,573,638

	TOTAL MUTUAL FUNDS (COST $11,308,238)	12,573,638

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

1,140,056	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	1,140,056

200,882	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (f)	200,882

	TOTAL SHORT-TERM INVESTMENTS (COST $1,340,938)	1,340,938

PURCHASED OPTIONS — 0.1%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options — Puts — 0.1%
Canadian National Railway Co.(g)	100.00	10/15/21	381	USD	4,481,703	32,385
Canadian Pacific Railway Ltd.	72.00	09/17/21	351	USD	2,414,529	136,890

TOTAL PURCHASED OPTIONS (COST $246,436)	169,275

TOTAL INVESTMENTS — 96.7% (Cost $314,166,777)	324,324,461

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (45.2)%

	Common Stocks — (45.0)%

	Australia — (0.5)%

(4,916)	Afterpay Ltd *	(478,176)

(59,794)	APA Group	(400,385)

(3,426)	ASX Ltd	(219,271)

(1,155)	Cochlear Ltd	(196,184)

(10,264)	Qantas Airways Ltd *	(38,005)

(9)	Ramsay Health Care Ltd	(452)

(81,825)	Sydney Airport *	(475,006)

	Total Australia	(1,807,479)

	Austria — (0.2)%

(5,326)	Verbund AG	(583,425)

	Belgium — (0.0)%

(1,094)	Galapagos NV *	(64,710)

Shares	Description	Value ($)
	Common Stocks — continued

	Canada — (0.7)%

(5,200)	AltaGas Ltd	(104,153)

(19,670)	Canadian National Railway Co. (g)	(2,313,782)

	Total Canada	(2,417,935)

	Denmark — (0.1)%

(6,981)	Ambu A/S – Class B	(220,781)

	France — (0.7)%

(9,259)	Accor SA *	(319,292)

(2,353)	Aeroports de Paris *	(277,100)

(263)	Eurazeo SE	(27,055)

(30,351)	Getlink SE	(488,909)

(325)	Hermes International	(478,338)

(291)	Sartorius Stedim Biotech	(176,511)

(4,547)	Ubisoft Entertainment SA *	(288,834)

(1,418)	Wendel SE	(205,774)

(112)	Worldline SA *	(9,973)

	Total France	(2,271,786)

6	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — continued

	Germany — (0.8)%

(3,280)	Delivery Hero SE *	(476,029)

(3)	Deutsche Boerse AG	(517)

(171)	MTU Aero Engines AG	(39,244)

(3,951)	Puma SE	(479,710)

(3,424)	QIAGEN NV *	(189,422)

(2,994)	RWE AG	(116,909)

(1,089)	Scout24 AG	(91,556)

(13)	TeamViewer AG *	(433)

(177,641)	Telefonica Deutschland Holding AG	(498,660)

(8,039)	Uniper SE	(319,170)

(4,342)	Zalando SE *	(481,418)

	Total Germany	(2,693,068)

	Israel — (0.1)%

(1,000)	CyberArk Software Ltd *	(167,940)

(1,500)	Wix.com Ltd *	(333,120)

	Total Israel	(501,060)

	Italy — (0.5)%

(3,820)	Amplifon SPA	(199,814)

(13,951)	Atlantia SPA *	(261,325)

(2,232)	Ferrari NV	(484,167)

(27,258)	FinecoBank Banca Fineco SPA *	(502,148)

(8,629)	Infrastrutture Wireless Italiane SPA	(102,663)

	Total Italy	(1,550,117)

	Japan — (2.2)%

(23,800)	Acom Co Ltd	(91,983)

(4,200)	ANA Holdings Inc *	(99,560)

(13,500)	Asahi Intecc Co Ltd	(408,459)

(3,700)	GMO Payment Gateway Inc	(485,435)

(1,400)	Harmonic Drive Systems Inc	(77,300)

(14,600)	Hitachi Metals Ltd *	(281,826)

(800)	Ibiden Co Ltd	(43,045)

(23,400)	Isetan Mitsukoshi Holdings Ltd	(156,716)

(4,000)	Japan Airlines Co Ltd *	(85,219)

(5,500)	Japan Airport Terminal Co Ltd *	(249,682)

(8,400)	Japan Exchange Group Inc	(200,050)

(61)	Japan Real Estate Investment Corp (REIT)	(376,988)

(17,500)	JGC Holding Corp	(146,805)

(16,300)	Keikyu Corp	(198,689)

(700)	Keio Corp	(37,667)

(3,300)	Kintetsu Group Holdings Co Ltd *	(112,715)

(2,200)	Lasertec Corp	(478,520)

(4,600)	Lion Corp	(78,273)

(11,100)	LIXIL Corp	(323,029)

(5,900)	M3 Inc	(395,698)

(100)	McDonald’s Holdings Co Japan Ltd	(4,770)

(6,300)	Mercari Inc *	(310,857)

Shares	Description	Value ($)
	Common Stocks — continued

	Japan — continued

(1,500)	Mizuho Financial Group Inc	(21,018)

(19,000)	MonotaRO Co Ltd	(421,093)

(600)	Nidec Corp	(68,537)

(15,500)	Nihon M&A Center Inc	(462,212)

(21,100)	Nippon Paint Holdings Co Ltd	(262,045)

(4,000)	Nissin Foods Holdings Co Ltd	(311,395)

(11,200)	Odakyu Electric Railway Co Ltd	(260,956)

(2,500)	ORIENTAL LAND CO LTD	(378,239)

(2,100)	Shiseido Co Ltd	(139,186)

(1,800)	Tokyu Corp	(24,751)

(400)	Unicharm Corp	(17,833)

(1,000)	West Japan Railway Co	(54,617)

(2,000)	Yaskawa Electric Corp	(97,618)

	Total Japan	(7,162,786)

	Netherlands — (0.3)%

(184)	Adyen NV *	(594,702)

(1,052)	Heineken Holding NV	(97,585)

(4,232)	Just Eat Takeaway.com NV *	(383,446)

	Total Netherlands	(1,075,733)

	New Zealand — (0.0)%

(1,016)	Xero Ltd *	(112,373)

	Norway — (0.0)%

(1,091)	Schibsted ASA – B Shares	(50,692)

(1,602)	Schibsted ASA – Class A	(85,469)

	Total Norway	(136,161)

	Singapore — (0.1)%

(12,700)	Singapore Airlines Ltd *	(47,610)

(59,500)	Singapore Exchange Ltd	(436,716)

	Total Singapore	(484,326)

	Spain — (0.4)%

(7,548)	Cellnex Telecom SA	(516,647)

(17,241)	Ferrovial SA	(499,291)

(12,413)	Siemens Gamesa Renewable Energy SA	(368,064)

	Total Spain	(1,384,002)

	Sweden — (0.2)%

(8,030)	Embracer Group AB *	(182,794)

(2,945)	Evolution AB	(475,477)

(3,230)	Sinch AB *	(72,615)

	Total Sweden	(730,886)

	Switzerland — (0.3)%

(7)	Chocoladefabriken Lindt & Spruengli AG	(82,349)

(290)	Partners Group Holding AG	(514,171)

See accompanying notes to the financial statements.	7

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — continued

	Switzerland — continued

(267)	Straumann Holding AG (Registered)	(515,909)

	Total Switzerland	(1,112,429)

	United Kingdom — (1.4)%

(7,279)	Admiral Group Plc	(361,665)

(12,816)	Antofagasta Plc	(256,728)

(53,950)	Auto Trader Group Plc	(466,539)

(76,113)	ConvaTec Group Plc	(235,854)

(18,496)	Entain Plc *	(491,546)

(5,174)	Halma Plc	(213,664)

(21,942)	Hargreaves Lansdown Plc	(455,682)

(65,373)	Informa Plc *	(477,749)

(23,197)	Land Securities Group Plc (REIT)	(226,557)

(4,054)	London Stock Exchange Group Plc	(444,091)

(13,114)	Melrose Industries Plc	(30,281)

(14,069)	Ocado Group Plc *	(389,926)

(261,083)	Rolls-Royce Holdings Plc *	(411,734)

(961)	Spirax-Sarco Engineering Plc	(213,109)

	Total United Kingdom	(4,675,125)

	United States — (36.5)%

(199,157)	Advanced Micro Devices, Inc. *	(22,050,663)

(13,400)	AES Corp. (The)	(319,858)

(2,200)	Airbnb, Inc. – Class A *	(340,978)

(1,900)	American Tower Corp. (REIT)	(555,123)

(1)	Analog Devices, Inc.	(163)

(76,577)	Aon Plc – Class A	(21,966,878)

(132,950)	Apollo Global Management, Inc.	(7,947,751)

(4,400)	Aramark	(153,076)

(2,500)	Arthur J Gallagher & Co.	(359,050)

(1,600)	Autodesk, Inc. *	(496,144)

(3,000)	Avalara, Inc. *	(539,100)

(100)	Bio-Techne Corp.	(49,914)

(1,600)	BioMarin Pharmaceutical, Inc. *	(134,736)

(100)	Black Knight, Inc. *	(7,567)

(1,800)	Boeing Co. (The) *	(395,100)

(1)	Bristol-Myers Squibb Co.	(67)

(1,500)	Burlington Stores, Inc. *	(449,235)

(3,700)	Caesars Entertainment, Inc. *	(376,031)

(1,400)	Carvana Co. *	(459,284)

(2,700)	Catalent, Inc. *	(352,188)

(3,400)	Ceridian HCM Holding, Inc. *	(381,990)

(1,466)	Charter Communications, Inc. – Class A *	(1,197,224)

(300)	Chipotle Mexican Grill, Inc. *	(570,999)

(6,600)	Clarivate Plc *	(166,254)

(3,700)	Cloudflare, Inc. – Class A *	(446,738)

(1,600)	CME Group, Inc.	(322,752)

(3,000)	Cognex Corp.	(265,860)

(300)	CoStar Group, Inc. *	(25,422)

(1,800)	Coupa Software, Inc. *	(440,658)

Shares	Description	Value ($)
	Common Stocks — continued

	United States — continued

(2,500)	Crown Castle International Corp. (REIT)	(486,725)

(8,300)	Delta Air Lines, Inc. *	(335,652)

(1,000)	Dexcom, Inc. *	(529,420)

(1,700)	DocuSign, Inc. *	(503,608)

(7,200)	DraftKings Inc. – Class A *	(426,888)

(2,000)	Dynatrace, Inc. *	(137,460)

(700)	Equifax, Inc.	(190,582)

(600)	Equinix, Inc. (REIT)	(506,070)

(6,000)	Equity LifeStyle Properties, Inc. (REIT)	(510,420)

(300)	Erie Indemnity Co. – Class A	(53,127)

(100)	Essential Utilities, Inc.	(4,963)

(3,900)	Exact Sciences Corp. *	(407,082)

(2,300)	Expedia Group, Inc. *	(332,350)

(100)	First Republic Bank	(19,894)

(35,971)	Fox Corp. – Class A	(1,346,754)

(400)	Gartner, Inc. *	(123,496)

(4,200)	Guidewire Software, Inc. *	(497,532)

(2,000)	Hess Corp.	(137,500)

(20,200)	Host Hotels & Resorts, Inc. (REIT) *	(334,512)

(800)	HubSpot, Inc. *	(547,576)

(700)	IDEXX Laboratories, Inc. *	(471,632)

(28,317)	II-VI, Inc. *	(1,783,405)

(2,700)	Ingersoll Rand, Inc. *	(143,154)

(1,800)	Insulet Corp. *	(536,058)

(1,100)	Ionis Pharmaceuticals, Inc. *	(43,736)

(2,100)	IQVIA Holdings, Inc. *	(545,433)

(4,600)	Iron Mountain, Inc. (REIT)	(219,650)

(800)	KKR & Co., Inc.	(51,432)

(6,500)	Lamb Weston Holdings, Inc.	(423,475)

(1,200)	Liberty Broadband Corp. – Class A *	(222,924)

(900)	Liberty Broadband Corp. – Class C *	(172,188)

(10,600)	Liberty Media Corp-Liberty Formula One – Class C *	(535,724)

(1,800)	Liberty Media Corp-Liberty SiriusXM – Class A *	(89,100)

(1,700)	Liberty Media Corp-Liberty SiriusXM – Class C *	(83,895)

(600)	Linde Plc	(188,754)

(6,000)	Live Nation Entertainment, Inc. *	(520,200)

(900)	MarketAxess Holdings, Inc.	(428,328)

(700)	Marriott International, Inc. – Class A *	(94,598)

(5,300)	MGM Resorts International	(225,886)

(1,300)	MongoDB, Inc. *	(509,379)

(700)	Monolithic Power Systems, Inc.	(346,451)

(800)	MSCI, Inc.	(507,664)

(79,512)	New York Community Bancorp, Inc.	(995,490)

(2,800)	NiSource, Inc.	(69,020)

(6,902)	NortonLifeLock, Inc.	(183,317)

(2,700)	Novocure Ltd. *	(362,367)

(2,500)	Oak Street Health, Inc. *	(116,825)

(4,500)	Occidental Petroleum Corp.	(115,605)

8	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — continued

	United States — continued

(2,000)	Okta, Inc. *	(527,200)

(2,700)	Palantir Technologies, Inc. – Class A *	(71,118)

(1,000)	Paycom Software, Inc. *	(488,900)

(2,600)	Peloton Interactive, Inc. – Class A *	(260,494)

(800)	Public Storage (REIT)	(258,888)

(169,609)	Realty Income Corp. (REIT)	(12,249,162)

(1,500)	RingCentral, Inc. – Class A *	(378,390)

(1,300)	Roku, Inc. *	(458,120)

(5,400)	Rollins, Inc.	(210,168)

(4,700)	Royal Caribbean Cruises Ltd. *	(388,831)

(37,025)	S&P Global, Inc.	(16,432,436)

(7)	salesforce.com, Inc. *	(1,857)

(5,000)	Sarepta Therapeutics, Inc. *	(390,600)

(300)	Seagen, Inc. *	(50,280)

(900)	ServiceNow, Inc. *	(579,276)

(3,300)	Simon Property Group, Inc. (REIT)	(443,685)

(6,700)	Snap, Inc. – Class A *	(509,937)

(1,600)	Snowflake, Inc. – Class A *	(486,960)

(3,000)	Southwest Airlines Co. *	(149,340)

(4,264)	Square, Inc. – Class A *	(1,143,050)

(2,400)	Starbucks Corp.	(281,976)

(100)	Sun Communities, Inc. (REIT)	(20,149)

(200)	T-Mobile US, Inc. *	(27,404)

(2,500)	Teladoc Health, Inc. *	(361,050)

(700)	Tesla, Inc. *	(515,004)

(400)	Trade Desk, Inc. (The) – Class A *	(32,020)

(1,400)	Twilio, Inc. – Class A *	(499,744)

(5,300)	Twitter, Inc. *	(341,850)

Shares	Description	Value ($)
	Common Stocks — continued

	United States — continued

(8,400)	Uber Technologies, Inc. *	(328,776)

(9,100)	UDR, Inc. (REIT)	(491,582)

(1,500)	Vail Resorts, Inc. *	(457,275)

(4,400)	Vistra Corp.	(83,996)

(700)	Wayfair, Inc. – Class A *	(196,525)

(18,300)	Williams Cos, Inc. (The)	(451,827)

(2,700)	Zendesk, Inc. *	(333,720)

(1,900)	Zillow Group, Inc. – Class A *	(181,640)

(3,088)	Zillow Group, Inc. – Class C *	(295,738)

(9,850)	Zoom Video Communications, Inc. – Class A *	(2,851,575)

(2,000)	Zscaler, Inc. *	(556,679)

	Total United States	(121,975,326)

	TOTAL COMMON STOCKS (PROCEEDS $132,214,748)	(150,959,508)

	PREFERRED STOCKS (c) — (0.2)%

	Germany — (0.2)%

(651)	Sartorius AG	(428,887)

	TOTAL PREFERRED STOCKS (PROCEEDS $308,236)	(428,887)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $132,522,984)	(151,388,395)

	Other Assets and Liabilities (net) — 48.5%	162,599,524

	TOTAL NET ASSETS — 100.0%	$335,535,590

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/18/2021	DB	AUD	14,680,525	USD	10,818,299	76,028
10/18/2021	MSCI	AUD	836,068	USD	609,463	(2,318)
11/09/2021	JPM	AUD	10,030,000	USD	7,395,104	55,066
11/09/2021	MSCI	AUD	35,789,000	USD	26,497,889	307,197
09/02/2021	CITI	BRL	1,328,683	USD	250,000	(6,959)
09/02/2021	GS	BRL	2,305,755	USD	450,000	4,082
09/09/2021	GS	CAD	331,295	USD	261,688	(897)
09/09/2021	JPM	CAD	843,982	USD	675,366	6,427
09/09/2021	UBSA	CAD	5,219,453	USD	4,159,414	22,480
11/03/2021	JPM	CAD	10,784,981	USD	8,480,000	(67,475)
11/12/2021	BOA	CAD	1,748,628	USD	1,397,163	11,334
11/12/2021	JPM	CAD	5,205,830	USD	4,158,765	33,022
11/12/2021	MSCI	CAD	256,203	USD	203,066	19
11/12/2021	SSB	CAD	121,500	USD	95,772	(519)
09/07/2021	BCLY	CHF	2,487,744	USD	2,693,089	(23,869)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/07/2021	GS	CHF	271,749	USD	300,344	3,556
10/13/2021	MSCI	CHF	37,703,896	USD	41,288,027	73,087
11/18/2021	MSCI	CLP	427,439,500	USD	544,856	(5,693)
10/26/2021	JPM	COP	1,178,945,000	USD	303,660	(8,248)
10/26/2021	MSCI	COP	7,594,030,000	USD	1,940,000	(69,122)
10/18/2021	GS	CZK	6,915,267	USD	320,000	(998)
10/18/2021	MSCI	CZK	4,048,661	USD	187,402	(532)
09/07/2021	JPM	EUR	110,825	USD	130,131	(738)
09/07/2021	UBSA	EUR	3,359,435	USD	3,987,205	20,192
09/30/2021	JPM	EUR	1,810,000	USD	2,129,069	(9,273)
09/30/2021	MSCI	EUR	800,000	USD	952,134	7,010
10/21/2021	MSCI	EUR	6,300,211	USD	7,440,578	(5,524)
10/13/2021	BCLY	GBP	4,180,000	USD	5,827,768	80,329
10/13/2021	GS	GBP	1,400,000	USD	1,955,317	30,337
10/13/2021	JPM	GBP	1,700,000	USD	2,354,981	17,506

See accompanying notes to the financial statements.	9

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/21/2021	UBSA	GBP	337,753	USD	464,091	(319)
09/14/2021	BCLY	HUF	143,839,202	USD	505,524	19,048
09/14/2021	CITI	HUF	235,206,480	USD	800,000	4,512
09/14/2021	DB	HUF	729,044,453	USD	2,420,000	(45,689)
09/13/2021	JPM	INR	35,978,880	USD	483,094	(9,272)
09/07/2021	JPM	JPY	124,808,701	USD	1,136,226	1,715
09/07/2021	MSCI	JPY	84,893,207	USD	770,078	(1,601)
09/07/2021	UBSA	JPY	379,990,853	USD	3,455,692	1,577
09/09/2021	GS	JPY	153,193,880	USD	1,400,000	7,449
09/09/2021	JPM	JPY	417,542,448	USD	3,790,000	(5,512)
10/06/2021	JPM	JPY	209,799,140	USD	1,911,792	4,233
11/12/2021	CITI	KRW	1,157,777,500	USD	990,000	(8,328)
11/12/2021	MSCI	KRW	2,106,848,677	USD	1,835,810	19,117
10/21/2021	BOA	MXN	14,975,611	USD	730,000	(10,791)
09/14/2021	BOA	NOK	5,235,394	USD	600,000	(2,185)
10/05/2021	MSCI	NZD	47,090,000	USD	32,990,548	(191,183)
10/18/2021	UBSA	NZD	2,826,634	USD	1,986,985	(4,598)
09/16/2021	JPM	PHP	70,421,925	USD	1,397,205	(20,604)
10/29/2021	JPM	RON	15,253,957	USD	3,627,835	(12,629)
10/15/2021	JPM	SGD	1,832,981	USD	1,353,553	(9,707)
10/18/2021	MSCI	THB	117,103,563	USD	3,581,149	(51,387)
10/18/2021	JPM	USD	1,840,587	AUD	2,544,422	21,259
09/02/2021	MSCI	USD	3,937,194	BRL	21,052,569	134,240
12/02/2021	MSCI	USD	2,702,792	BRL	14,415,884	46,101
11/03/2021	JPM	USD	36,180,049	CAD	44,975,238	(535,601)
09/07/2021	UBSA	USD	381,025	CHF	349,313	473
10/13/2021	BOA	USD	2,700,000	CHF	2,441,600	(31,034)
11/18/2021	MSCI	USD	542,113	CLP	427,439,500	8,436
09/07/2021	JPM	USD	2,764,768	EUR	2,322,378	(22,370)
09/07/2021	UBSA	USD	8,762,283	EUR	7,382,590	(44,496)
09/21/2021	SSB	USD	9,304,446	EUR	7,871,682	(6,507)
09/30/2021	BOA	USD	1,777,632	EUR	1,510,000	6,289
09/30/2021	DB	USD	13,856,280	EUR	11,610,000	(140,174)
09/30/2021	JPM	USD	2,240,858	EUR	1,910,000	15,625
10/18/2021	UBSA	USD	463,313	EUR	394,356	2,742
10/21/2021	SSB	USD	8,279,565	EUR	7,000,000	(6,395)
10/21/2021	UBSA	USD	317,398	EUR	268,749	232
10/13/2021	JPM	USD	3,565,774	GBP	2,610,000	22,938
10/13/2021	MSCI	USD	26,683,512	GBP	19,296,000	(151,789)
09/14/2021	CITI	USD	650,000	HUF	193,893,960	5,765
09/14/2021	DB	USD	810,000	HUF	241,784,838	7,736
11/08/2021	CITI	USD	300,000	IDR	4,347,270,000	3,822
11/08/2021	JPM	USD	3,075,982	IDR	44,432,562,000	29,323
10/29/2021	BOA	USD	670,000	ILS	2,159,721	3,562
09/07/2021	UBSA	USD	6,315,308	JPY	704,330,557	87,052
09/09/2021	JPM	USD	25,721,002	JPY	2,806,688,610	(207,854)
10/06/2021	BCLY	USD	1,634,586	JPY	181,001,824	11,139
10/06/2021	JPM	USD	9,468,529	JPY	1,054,926,170	123,188
10/06/2021	MSCI	USD	839,645	JPY	92,132,014	(1,952)
10/06/2021	UBSA	USD	572,003	JPY	63,307,312	3,607
10/21/2021	MSCI	USD	3,591,554	MXN	72,529,991	(3,752)
09/14/2021	BCLY	USD	6,569,615	NOK	54,489,540	(302,127)
09/14/2021	JPM	USD	12,750,000	NOK	111,678,274	95,443
10/05/2021	BCLY	USD	3,395,266	NZD	4,800,000	(12,970)
10/05/2021	JPM	USD	2,287,030	NZD	3,260,000	10,112
11/18/2021	JPM	USD	1,007,917	PEN	4,105,650	(5,358)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
11/18/2021	MSCI	USD	470,000	PEN	1,912,900	(2,889)
09/16/2021	JPM	USD	830,000	PHP	42,070,440	17,006
11/18/2021	MSCI	USD	202,150	PLN	785,789	3,022
11/10/2021	CITI	USD	5,607,129	RUB	418,454,450	49,929
11/05/2021	MSCI	USD	34,348,227	SEK	294,954,407	(152,823)
10/15/2021	BOA	USD	460,000	SGD	624,678	4,597
10/15/2021	DB	USD	451,465	SGD	613,247	4,631
10/15/2021	GS	USD	440,000	SGD	595,055	2,566
10/18/2021	CITI	USD	1,580,000	THB	52,824,872	58,620
10/25/2021	BCLY	USD	2,100,000	TRY	19,223,018	149,059
10/25/2021	GS	USD	570,000	TRY	5,100,846	26,790
10/29/2021	JPM	USD	3,794,632	ZAR	56,936,549	95,743
10/29/2021	CITI	ZAR	18,842,039	USD	1,230,000	(57,444)

						$(405,135)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
62	Australian Government Bond 10 Yr.	September 2021	6,613,324	232,557
106	CAC40 10 Euro	September 2021	8,366,029	(103,708)
43	Canadian Government Bond 10 Yr.	December 2021	4,980,454	796
22	DAX Index	September 2021	10,255,588	19,676
87	FTSE 100 Index	September 2021	8,489,691	4,303
3	Hang Seng Index	September 2021	496,451	3,013
400	Mini MSCI Emerging Markets	September 2021	25,984,000	(1,215,368)
35	MSCI Singapore	September 2021	913,120	(17,741)
47	S&P 500 E-Mini	September 2021	10,623,175	593,160
5	S&P/TSX 60	September 2021	974,835	27,946
103	U.S. Treasury Note 10 Yr. (CBT)	December 2021	13,745,672	30,427

			$91,442,339	$(424,939)

10	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
148	E-mini Russell 2000 Index	September 2021	$16,806,880	$284,138
77	Euro Bund	September 2021	15,951,526	(305,992)
10	Euro Bund	December 2021	2,037,267	(125)
40	FTSE Taiwan Index	September 2021	2,419,488	(50,972)
60	FTSE/JSE TOP 40	September 2021	2,499,431	24,575
3	Japanese Government Bond 10 Yr. (OSE)	September 2021	4,149,252	(19,305)
30	NASDAQ 100 E-Mini	September 2021	9,349,500	(957,649)
46	SPI 200 Futures	September 2021	6,258,559	(149,935)
27	TOPIX Index	September 2021	4,816,936	(82,126)
15	UK Gilt Long Bond	December 2021	2,644,662	16,504

			$66,933,501	$(1,240,887)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	4,465.00	09/03/21	(12)	USD	(5,427,216)	(4,440)
S&P 500 Index	4,440.00	09/10/21	(13)	USD	(5,879,484)	(12,610)
S&P 500 Index	4,510.00	09/17/21	(12)	USD	(5,427,216)	(40,320)

			Total Index Options — Puts			$(57,370)

Description	Counterparty	Exercise Rate	Expiration Date	Principal / Notional Amount	Floating Rate Index	Pay/ Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.36.V1-5Y	GS	106.00%	09/15/21	USD (7,115,000)	Fixed Spread	Pay	(2,776)
CDX.NA.HYS.36.V1-5Y	GS	107.00%	10/20/21	USD (10,000,000)	Fixed Spread	Pay	(28,531)

		Total Written Options on Credit Default Swaps — Puts					(31,307)

		TOTAL WRITTEN OPTIONS (Premiums $275,646)					$(88,677)

See accompanying notes to the financial statements.	11

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPES.34.V1-5Y	EUR	9,968,000	1.00%	0.38%	N/A	12/20/2025	Quarterly	(313,378)	(318,090)	(4,712)
CDX.NA.HYS.36.V1-5Y	USD	2,294,000	5.00%	2.76%	N/A	06/20/2026	Quarterly	(209,788)	(225,046)	(15,258)
CDX.NA.HYS.36.V1-5Y	USD	7,115,000	5.00%	2.76%	N/A	06/20/2026	Quarterly	(644,264)	(697,996)	(53,732)
CDX.NA.IGS.36.V1-5Y	USD	22,250,000	1.00%	0.46%	N/A	06/20/2026	Quarterly	(519,824)	(564,216)	(44,392)

								$(1,687,254)	$(1,805,348)	$(118,094)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,631,000	5.00%	3.50%	N/A	12/20/2023	Quarterly	(6,361)	(55,635)	(49,274)
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	9,600,000	1.00%	1.14%	N/A	12/20/2024	Quarterly	572,808	52,770	(520,038)
CMBX.NA.BBB-.11	GS	USD	1,440,000	3.00%	3.86%	N/A	11/18/2054	Monthly	54,713	67,002	12,289
CMBX.NA.BBB-.9	MLCS	USD	2,750,000	3.00%	5.15%	N/A	09/17/2058	Monthly	221,087	218,314	(2,773)
CMBX.NA.BBB-.9	CGMI	USD	1,110,000	3.00%	5.15%	N/A	09/17/2058	Monthly	128,809	88,120	(40,689)
CMBX.NA.BBB-.9	CGMI	USD	666,000	3.00%	5.15%	N/A	09/17/2058	Monthly	77,753	52,872	(24,881)
CMBX.NA.BBB-.12	GS	USD	1,260,000	3.00%	3.81%	N/A	08/17/2061	Monthly	49,804	61,938	12,134
CMBX.NA.BBB-.13	CGMI	USD	3,000,000	3.00%	3.77%	N/A	12/16/2072	Monthly	131,047	157,437	26,390
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.55%	1,187,000 USD	12/20/2023	Quarterly	121,668	122,454	786
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	0.55%	1,928,000 USD	12/20/2023	Quarterly	203,886	198,897	(4,989)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,450,000	5.00%	0.18%	4,450,000 USD	12/20/2024	Quarterly	756,555	700,468	(56,087)
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	20,000,000	1.00%	0.45%	20,000,000 EUR	12/20/2024	Quarterly	116,938	438,132	321,194
CDX.NA.HYS.35.V1-5Y	MSCI	USD	2,160,000	5.00%	3.00%	2,160,000 USD	12/20/2025	Quarterly	158,760	180,174	21,414
ITRAXX.EUROPES.34.V1-5Y	BOA	EUR	17,800,000	1.00%	0.14%	17,800,000 EUR	12/20/2025	Quarterly	857,391	788,099	(69,292)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	2.00%	4,750,000 USD	09/17/2058	Monthly	9,294	(640)	(9,934)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	2.00%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(240)	44,362
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	2.00%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(150)	32,946
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.32%	4,610,000 USD	11/17/2059	Monthly	42,163	41,987	(176)
CMBX.NA.AAA.13	GS	USD	3,460,000	0.50%	0.47%	3,460,000 USD	12/16/2072	Monthly	8,102	8,731	629

									$3,426,719	$3,120,730	$(305,989)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

12	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.60)%	6 Month CHF LIBOR	CHF	13,730,000	09/15/2023	Semi-Annually	—	(18,591)	(18,591)
(0.67)%	6 Month CHF LIBOR	CHF	16,150,000	09/15/2023	Semi-Annually	—	785	785
0.32%	3 Month AUD BBSW	AUD	1,320,000	12/15/2023	Quarterly	374	(61)	(435)
0.32%	3 Month AUD BBSW	AUD	14,870,000	12/15/2023	Quarterly	—	(680)	(680)
0.29%	3 Month AUD BBSW	AUD	23,290,000	12/15/2023	Quarterly	—	9,139	9,139
0.29%	3 Month AUD BBSW	AUD	85,610,000	12/15/2023	Quarterly	—	28,592	28,592
GBP - SONIA - COMPOUND	0.32%	GBP	113,270,000	12/15/2023	Annually	—	(45,153)	(45,153)
GBP - SONIA - COMPOUND	0.35%	GBP	127,090,000	12/15/2023	Annually	(401)	43,259	43,660
3 Month NZD Bank Bill Rate	1.36%	NZD	26,120,000	12/15/2023	Quarterly	—	(37,125)	(37,125)
3 Month NZD Bank Bill Rate	1.37%	NZD	90,510,000	12/15/2023	Quarterly	—	(115,468)	(115,468)
3 Month NZD Bank Bill Rate	1.45%	NZD	15,810,000	12/15/2023	Quarterly	—	(4,497)	(4,497)
3 Month NZD Bank Bill Rate	1.45%	NZD	61,220,000	12/15/2023	Quarterly	(3,277)	(13,171)	(9,894)
0.08%	3 Month SEK STIBOR	SEK	120,400,000	12/15/2023	Quarterly	—	3,727	3,727
0.08%	3 Month SEK STIBOR	SEK	925,100,000	12/15/2023	Quarterly	—	32,924	32,924
0.08%	3 Month SEK STIBOR	SEK	333,100,000	12/15/2023	Quarterly	—	14,170	14,170
0.09%	3 Month SEK STIBOR	SEK	16,510,000	12/15/2023	Quarterly	56	205	149
0.98%	3 Month CAD LIBOR	CAD	106,880,000	12/18/2023	Semi-Annually	3,535	(67,635)	(71,170)
(0.48)%	6 Month EURIBOR	EUR	4,460,000	12/20/2023	Semi-Annually	778	2,084	1,306
0.45%	3 Month USD LIBOR	USD	77,960,000	12/20/2023	Quarterly	11,088	(66,429)	(77,517)
6 Month CHF LIBOR	(0.12)%	CHF	3,220,000	09/15/2031	Semi-Annually	—	(10,653)	(10,653)
6 Month CHF LIBOR	(0.15)%	CHF	1,090,000	09/15/2031	Semi-Annually	—	(6,766)	(6,766)
6 Month CHF LIBOR	0.03%	CHF	2,760,000	09/15/2031	Semi-Annually	—	38,412	38,412
6 Month CHF LIBOR	(0.04)%	CHF	4,510,000	09/15/2031	Semi-Annually	—	24,803	24,803
6 Month CHF LIBOR	(0.03)%	CHF	10,980,000	09/15/2031	Semi-Annually	3,652	76,301	72,649
6 Month CHF LIBOR	(0.09)%	CHF	31,270,000	09/15/2031	Semi-Annually	(10,819)	11,597	22,416
6 Month AUD BBSW	1.28%	AUD	19,230,000	12/15/2031	Semi-Annually	(52,746)	(134,009)	(81,263)
6 Month AUD BBSW	1.30%	AUD	2,460,000	12/15/2031	Semi-Annually	—	(12,323)	(12,323)
6 Month AUD BBSW	1.31%	AUD	2,470,000	12/15/2031	Semi-Annually	—	(10,472)	(10,472)
6 Month AUD BBSW	1.37%	AUD	3,150,000	12/15/2031	Semi-Annually	—	(1,453)	(1,453)
1.28%	6 Month AUD BBSW	AUD	11,950,000	12/15/2031	Semi-Annually	28,851	79,097	50,246
3 Month CAD LIBOR	1.69%	CAD	85,270,000	12/15/2031	Semi-Annually	—	(414,100)	(414,100)
3 Month CAD LIBOR	1.71%	CAD	67,450,000	12/15/2031	Semi-Annually	—	(217,162)	(217,162)
3 Month CAD LIBOR	1.73%	CAD	5,240,000	12/15/2031	Semi-Annually	(3,511)	(9,464)	(5,953)
3 Month CAD LIBOR	1.77%	CAD	23,960,000	12/15/2031	Semi-Annually	(8,329)	24,464	32,793
0.56%	GBP - SONIA - COMPOUND	GBP	46,670,000	12/15/2031	Annually	—	613,247	613,247
0.56%	GBP - SONIA - COMPOUND	GBP	23,310,000	12/15/2031	Annually	—	304,119	304,119
0.59%	GBP - SONIA - COMPOUND	GBP	39,770,000	12/15/2031	Annually	—	342,249	342,249
0.60%	GBP - SONIA - COMPOUND	GBP	2,620,000	12/15/2031	Annually	1,123	20,450	19,327
0.64%	GBP - SONIA - COMPOUND	GBP	27,470,000	12/15/2031	Annually	(7,108)	58,353	65,461
0.64%	GBP - SONIA - COMPOUND	GBP	1,670,000	12/15/2031	Annually	2,690	4,127	1,437
1.97%	3 Month NZD Bank Bill Rate	NZD	3,410,000	12/15/2031	Quarterly	—	13,083	13,083
2.00%	3 Month NZD Bank Bill Rate	NZD	32,450,000	12/15/2031	Quarterly	25,900	51,053	25,153
3 Month NZD Bank Bill Rate	1.96%	NZD	5,300,000	12/15/2031	Quarterly	719	(22,046)	(22,765)
3 Month NZD Bank Bill Rate	2.00%	NZD	2,730,000	12/15/2031	Quarterly	—	(4,825)	(4,825)
3 Month NZD Bank Bill Rate	2.00%	NZD	50,320,000	12/15/2031	Quarterly	(22,431)	(72,659)	(50,228)
1.96%	3 Month NZD Bank Bill Rate	NZD	5,620,000	12/15/2031	Quarterly	—	24,289	24,289
3 Month SEK STIBOR	0.56%	SEK	24,600,000	12/15/2031	Quarterly	—	(25,597)	(25,597)
3 Month SEK STIBOR	0.56%	SEK	189,900,000	12/15/2031	Quarterly	—	(202,971)	(202,971)
3 Month SEK STIBOR	0.59%	SEK	67,960,000	12/15/2031	Quarterly	—	(50,700)	(50,700)
3 Month SEK STIBOR	0.64%	SEK	218,450,000	12/15/2031	Quarterly	(1,403)	(36,783)	(35,380)
3 Month SEK STIBOR	0.64%	SEK	8,490,000	12/15/2031	Quarterly	(65)	(1,430)	(1,365)
(0.08)%	6 Month EURIBOR	EUR	24,580,000	12/17/2031	Semi-Annually	11,674	248,460	236,786
6 Month EURIBOR	(0.08)%	EUR	1,230,000	12/17/2031	Semi-Annually	(304)	(12,285)	(11,981)

See accompanying notes to the financial statements.	13

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.36%	3 Month USD LIBOR	USD	1,460,000	12/17/2031	Quarterly	—	1,450	1,450
3 Month USD LIBOR	1.42%	USD	17,670,000	12/17/2031	Quarterly	(1,909)	70,296	72,205
1.41%	3 Month USD LIBOR	USD	42,230,000	12/17/2031	Quarterly	24,550	(147,814)	(172,364)

						$2,687	$378,413	$375,726

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (f)	(0.15)%	MSCI	USD	4,586,445	03/09/2022	Monthly	—	(141,338)	(141,338)
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	USD	3,301,803	05/06/2022	Monthly	—	3,225	3,225
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	3,894,348	05/12/2022	Monthly	—	(43,992)	(43,992)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	4,170,868	05/12/2022	Monthly	—	(32,457)	(32,457)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI Japan Value Net Total Return Local Index	UBSA	USD	2,665,221	05/20/2022	Monthly	—	(30,063)	(30,063)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	2,808,315	05/20/2022	Monthly	—	(21,912)	(21,912)
1 Month Federal Funds Rate plus 0.60%	Total Return on Equity Basket(h)	GS	USD	105,842	05/24/2022	Monthly	—	4,778	4,778
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.50%	GS	USD	611,700	05/24/2022	Monthly	—	12,109	12,109
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.50%	GS	USD	55,598	05/24/2022	Monthly	—	(1,771)	(1,771)
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.75%	GS	USD	56,104	05/24/2022	Monthly	—	(2,756)	(2,756)
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.50%	GS	USD	3,158	05/24/2022	Monthly	—	(235)	(235)
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.75%	MORD	USD	761,852	05/24/2022	Monthly	—	(14,616)	(14,616)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	3,506,479	06/06/2022	Monthly	—	(44,560)	(44,560)
1 Month Federal Funds Rate plus 0.95%	Total Return on Equity Basket(h)	MORD	USD	103,721	10/18/2022	Monthly	—	7,922	7,922
Total Return on Equity Basket (i)	1 Month FED Funds Rate minus 0.40%	MORD	USD	3,642,794	10/18/2022	Monthly	—	(95,944)	(95,944)
Total Return on Equity Basket (h)	1 Month FED Funds Rate plus 0.10%	MORD	USD	72,107	12/19/2022	Monthly	—	(269)	(269)
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 2.55%	MORD	USD	1,205,169	06/20/2023	Monthly	—	(16,904)	(16,904)

							$—	$(418,783)	$(418,783)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

14	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(f)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(g)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(i)	The following table represents the individual short positions within the custom equity basket swap as of August 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

1,900,000	Alibaba Pictures Group Ltd	5.4%	202,503

717,000	China Molybdenum Co Ltd – Class H	15.0%	559,379

38,000	China Resources Beer Holdings Co Ltd	8.4%	312,488

164,000	China Youzan Ltd	0.6%	22,959

400	Fuyao Glass Industry Group Co Ltd – Class H	0.1%	2,461

13,000	Galaxy Entertainment Group Ltd	2.2%	83,351

256,000	Greentown Service Group Co Ltd	7.3%	273,763

3,000	Haidilao International Holding Ltd	0.3%	12,243

7,800	Hong Kong Exchanges and Clearing Ltd	13.2%	492,758

123,000	Kingdee International Software Group Co Ltd	12.0%	447,889

14,000	New World Development Co Ltd	1.8%	65,851

78,400	Sands China Ltd	6.8%	251,868

117,000	SJM Holdings Ltd	2.7%	101,815

6,000	Venus Medtech Hangzhou Inc – Class H	0.8%	28,400

163,200	Wynn Macau Ltd	4.9%	183,883

34,000	Yihai International Holding Ltd.	4.9%	183,941

358,000	Zijin Mining Group Co Ltd – Class H	13.6%	506,562

	TOTAL COMMON STOCKS		$3,732,114

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	76.8%
Debt Obligations	18.9
Short-Term Investments	1.7
Preferred Stocks	1.1
Investment Funds	0.5
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Loan Participations	0.0	^
Purchased Options	0.0	^
Swap Contracts	0.0	^
Written/Credit Linked Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.6)
Securities Sold Short	(24.5)
Other	26.1

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	3.3%
Other Emerging	2.4	†
Other Developed	0.2	‡
Euro Region	0.0	^#

	5.9%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	10.0%
Japan	8.9
Other Developed	6.8	‡
United States	6.4
Taiwan	4.2
Other Emerging	3.9	†
Russia	3.4
South Korea	3.1
India	2.1
United Kingdom	1.9
Brazil	1.4
Canada	1.3

	53.4%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

5,953,159	GMO Emerging Country Debt Fund, Class VI	156,151,350

429,644,443	GMO Implementation Fund	5,568,191,979

8,273,742	GMO Opportunistic Income Fund, Class VI	215,117,303

5,617,366	GMO SGM Major Markets Fund, Class VI	167,116,627

	TOTAL MUTUAL FUNDS (COST $6,179,195,008)	6,106,577,259

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,706,724	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	4,706,724

	TOTAL SHORT-TERM INVESTMENTS (COST $4,706,724)	4,706,724

	TOTAL INVESTMENTS — 100.0% (Cost $6,183,901,732)	6,111,283,983

	Other Assets and Liabilities (net) — (0.0%)	(2,912,156)

	TOTAL NET ASSETS — 100.0%	$6,108,371,827

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	81.3%
Debt Obligations	18.9
Short-Term Investments	1.7
Preferred Stocks	1.2
Investment Funds	0.1
Loan Assignments	0.0	^
Loan Participations	0.0	^
Swap Contracts	0.0	^
Rights/Warrants	0.0	^
Written/Credit Linked Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.8)
Securities Sold Short	(20.2)
Other	17.8

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	3.2	%†
United States	2.4
Other Developed	0.0	‡^
Euro Region	0.0	#^

	5.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	13.0%
Japan	11.0
Other Developed	7.2	‡
Taiwan	5.7
Russia	4.4
South Korea	3.9
India	2.7
United Kingdom	2.5
Other Emerging	2.4	†
United States	1.9
Brazil	1.8
Mexico	1.3
Netherlands	1.3
Canada	1.3
South Africa	1.1

	61.5%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

18

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 77.9%

	Argentina — 0.0%

15,000	Banco BBVA Argentina SA ADR *	65,250

22,800	Grupo Financiero Galicia SA ADR	245,784

	Total Argentina	311,034

	Australia — 1.5%

113,700	Accent Group Ltd	178,218

25,859	Adairs Ltd (a)	75,581

60,850	Australian Pharmaceutical Industries Ltd (a)	59,804

30,888	Aventus Group (REIT)	75,177

161,506	Bank of Queensland Ltd	1,112,396

545	BHP Group Ltd (a)	18,032

180,298	BlueScope Steel Ltd	3,296,266

104,520	Brambles Ltd	923,882

13,033	Codan Ltd	142,919

356,745	Dexus (REIT)	2,776,195

353,113	Fortescue Metals Group Ltd	5,383,297

39,768	GDI Property Group (REIT)	35,166

149,150	Genworth Mortgage Insurance Australia Ltd	241,194

952,999	GPT Group (The) (REIT)	3,373,861

22,655	McMillan Shakespeare Ltd	206,035

26,291	Metcash Ltd (a)	78,174

5,691	Mineral Resources Ltd	226,386

775,294	Mirvac Group (REIT)	1,765,644

99,102	Mount Gibson Iron Ltd	44,028

76,187	Rio Tinto Ltd	6,198,962

136,209	Sandfire Resources Ltd	641,751

795,757	Scentre Group (REIT) (a)	1,655,072

24,820	Southern Cross Media Group Ltd *	40,378

410,981	Stockland (REIT)	1,384,961

9,792	Super Retail Group Ltd	87,760

13,140	Virtus Health Ltd (a)	65,540

	Total Australia	30,086,679

	Austria — 0.0%

2,199	Semperit AG Holding	88,310

2,078	Vienna Insurance Group AG Wiener Versicherung Gruppe	60,194

	Total Austria	148,504

	Belgium — 0.5%

107,012	Ageas SA/NV (a)	5,347,709

6,073	Bekaert SA	289,131

29,396	bpost SA *	284,131

362	Cie d’Entreprises CFE	41,614

1,705	Groupe Bruxelles Lambert SA	195,335

2,423	Orange Belgium SA	57,079

257	Sofina SA	113,611

3,873	Telenet Group Holding NV (b)	147,365

Shares	Description	Value ($)

	Belgium — continued

32,902	UCB SA	3,764,283

	Total Belgium	10,240,258

	Brazil — 1.4%

234,900	Ambev SA	776,822

1,087,040	Banco Bradesco SA	4,191,920

134,900	Banco do Brasil SA	793,882

137,400	Blau Farmaceutica SA	1,361,830

137,600	Camil Alimentos SA	252,804

74,200	Cia Siderurgica Nacional SA	500,234

90,800	Dimed SA Distribuidora da Medicamentos	299,225

115,100	EDP – Energias do Brasil SA	410,467

62,700	Fleury SA	286,896

59,300	Mahle-Metal Leve SA	453,684

542,100	Marfrig Global Foods SA	2,148,145

777,440	Petrobras Distribuidora SA	4,088,070

113,800	Petroleo Brasileiro SA Sponsored ADR	1,233,592

25,900	Ser Educacional SA	65,016

87,000	Telefonica Brasil SA	735,768

1,051,600	TIM SA	2,534,025

415,200	Vale SA Sponsored ADR	7,917,864

440,400	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	1,295,444

	Total Brazil	29,345,688

	Canada — 1.3%

7,100	AGF Management Ltd – Class B	42,319

19,200	Bank of Montreal	1,910,793

31,700	Bank of Nova Scotia (The)	1,963,583

42,140	Brookfield Asset Management Inc – Class A	2,340,877

47,500	Canaccord Genuity Group Inc	567,372

47,800	Canadian Apartment Properties (REIT)	2,315,268

8,700	Canadian Tire Corp Ltd – Class A	1,323,981

2,900	Canadian Western Bank	85,001

50,300	Canfor Corp *	1,079,637

42,600	Cascades Inc	529,440

47,900	Celestica Inc * (c)	454,455

17,400	Celestica Inc * (c)	165,300

8,700	Cenovus Energy Inc	72,198

5,103	Cogeco Inc	369,241

116,400	Corus Entertainment Inc – B Shares (b)	576,626

7,800	Enerplus Corp	46,121

500	Fairfax Financial Holdings Ltd	221,325

1,300	Finning International Inc	33,838

8,300	iA Financial Corp Inc	460,245

20,400	Imperial Oil Ltd (a) (c)	539,893

16,500	Imperial Oil Ltd (c)	435,435

16,500	Interfor Corp	350,363

26,500	Intertape Polymer Group Inc	646,090

3,700	Laurentian Bank of Canada	124,609

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

20,000	Linamar Corp	1,133,119

37,000	Magna International Inc	2,921,817

3,000	Morguard North American Residential Real Estate Investment Trust	42,563

3,200	Mullen Group Ltd (a)	33,607

29,916	Nutrien Ltd	1,815,602

65,700	Power Corp of Canada	2,267,331

9,200	Teck Resources Ltd – Class B	207,460

11,600	Toronto-Dominion Bank (The)	753,290

9,600	Tourmaline Oil Corp	256,731

15,000	Transcontinental Inc – Class A (a)	290,334

5,500	Wajax Corp	104,058

6,700	West Fraser Timber Co Ltd	517,350

	Total Canada	26,997,272

	Chile — 0.0%

13,003	CAP SA	184,834

155,765	Falabella SA	616,945

5,354	Inversiones La Construccion SA	25,357

	Total Chile	827,136

	China — 12.0%

7,000	360 DigiTech Inc ADR *	159,600

381,000	361 Degrees International Ltd *	181,860

1,585,668	Agile Group Holdings Ltd	1,818,424

1,264,300	Agricultural Bank of China Ltd – Class A	578,958

27,586,800	Agricultural Bank of China Ltd – Class H	9,248,141

18,900	Alibaba Group Holding Ltd *	395,758

18,500	Alibaba Group Holding Ltd Sponsored ADR *	3,089,315

1,294,000	Angang Steel Co Ltd – Class H (a)	988,603

16,599	Anhui Conch Cement Co Ltd – Class A	102,634

554,500	Anhui Conch Cement Co Ltd – Class H	3,000,187

11,000	ANTA Sports Products Ltd	225,949

32,500	Asia Cement China Holdings Corp	23,954

13,100	Autohome Inc ADR (b)	579,806

3,819,500	BAIC Motor Corp Ltd – Class H (a)	1,394,348

25,600	Baidu Inc Sponsored ADR * (b)	4,019,712

2,450,500	Bank of China Ltd – Class A	1,148,767

26,177,000	Bank of China Ltd – Class H	9,173,298

11,986,000	Bank of Communications Co Ltd – Class H	6,883,593

173,500	Beijing Enterprises Holdings Ltd	597,090

468,000	Beijing Enterprises Water Group Ltd *	193,020

339,500	BYD Electronic International Co Ltd (a)	1,553,008

149,000	China Aoyuan Group Ltd (a)	89,083

5,420,000	China Cinda Asset Management Co Ltd – Class H	961,292

106,000	China CITIC Bank Corp Ltd – Class H	48,731

4,145,357	China Communications Services Corp Ltd – Class H	2,202,843

230,800	China Construction Bank Corp – Class A	208,787

Shares	Description	Value ($)

	China — continued

11,019,000	China Construction Bank Corp – Class H	7,939,825

2,302,000	China Dongxiang Group Co Ltd	272,186

1,267,000	China Everbright Bank Co Ltd – Class H	454,121

614,000	China Everbright Environment Group Ltd	424,498

2,283,000	China Feihe Ltd	4,125,439

81,600	China Gas Holdings Ltd	236,200

1,058,000	China Greenfresh Group Co Ltd * (d)	—

5,235,000	China Hongqiao Group Ltd	7,764,662

22,799,000	China Huarong Asset Management Co Ltd – Class H * (d)	2,227,882

75,000	China International Marine Containers Group Co Ltd – Class A	212,666

1,507,000	China Lesso Group Holdings Ltd	3,225,499

448,000	China Lilang Ltd	279,538

2,317,645	China Medical System Holdings Ltd	4,548,981

43,858	China Merchants Bank Co Ltd – Class A	332,242

6,382,000	China National Building Material Co Ltd – Class H	8,715,254

928,000	China Oriental Group Co Ltd	342,918

211,000	China Overseas Grand Oceans Group Ltd	140,222

1,437,500	China Overseas Land & Investment Ltd	3,311,550

108,890	China Pacific Insurance Group Co Ltd – Class A	443,310

170,400	China Pacific Insurance Group Co Ltd – Class H	480,250

18,538	China Petroleum & Chemical Corp ADR	889,639

14,366,000	China Petroleum & Chemical Corp – Class H	6,912,020

145,000	China Pioneer Pharma Holdings Ltd	29,612

471,400	China Railway Group Ltd – Class A	410,448

12,077,042	China Railway Group Ltd – Class H	5,783,991

365,832	China Railway Signal & Communication Corp Ltd – Class A	296,029

1,341,000	China Reinsurance Group Corp – Class H	139,533

70,000	China Resources Gas Group Ltd	424,332

492,000	China Resources Land Ltd	1,827,445

2,434,000	China Resources Pharmaceutical Group Ltd	1,265,821

93,000	China SCE Group Holdings Ltd	37,246

33,000	China Shenhua Energy Co Ltd – Class A	102,084

105,979	China Shenhua Energy Co Ltd – Class H	234,352

210,000	China Shineway Pharmaceutical Group Ltd	227,084

1,156,000	China South City Holdings Ltd	106,947

2,474,000	China Traditional Chinese Medicine Holdings Co Ltd *	1,177,556

786,391	China Vanke Co Ltd – Class A	2,408,129

330,125	China Vanke Co Ltd – Class H	890,729

84,400	China Yangtze Power Co Ltd – Class A	252,489

183,000	China Yongda Automobiles Services Holdings Ltd	306,633

2,900	China Yuchai International Ltd	41,325

1,776,400	China Zhongwang Holdings Ltd * (a)	385,506

154,400	Chinese Universe Publishing and Media Group Co Ltd – Class A	247,637

104,000	CIMC Vehicles Group Co Ltd – Class H *	88,827

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

3,021,000	CITIC Ltd	3,753,387

1,827,604	Country Garden Holdings Co Ltd	2,020,050

564,397	CSG Holding Co Ltd – Class A	1,024,691

720,000	CSPC Pharmaceutical Group Ltd	913,393

5,292,000	Dongfeng Motor Group Co Ltd – Class H	5,794,684

1,613,000	Dongyue Group Ltd (a)	5,548,411

94,200	ENN Energy Holdings Ltd	1,863,996

108,400	Everbright Securities Co Ltd – Class H (a)	86,258

2,447,398	Fangda Special Steel Technology Co Ltd – Class A	3,073,377

1,015,500	Fantasia Holdings Group Co Ltd *	92,496

1,895,500	Fosun International Ltd	2,397,611

267,000	Geely Automobile Holdings Ltd	967,668

537,000	Genertec Universal Medical Group Co Ltd	436,887

157,000	Greenland Hong Kong Holdings Ltd	43,569

732,000	Guangdong Investment Ltd	1,016,586

168,200	Guangdong Tapai Group Co Ltd – Class A	268,438

206,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	525,788

1,198,400	Guangzhou R&F Properties Co Ltd – Class H (a)	1,021,768

31,200	Haier Smart Home Co Ltd – Class H	117,531

101,000	Haitian International Holdings Ltd	386,178

207,500	Hello Group Inc Sponsored ADR (b)	2,726,550

52,000	Hengan International Group Co Ltd	301,136

484,287	Hisense Home Appliances Group Co Ltd – Class A	955,500

359,000	Hisense Home Appliances Group Co Ltd – Class H	421,456

24,600	Hollysys Automation Technologies Ltd	483,390

318,100	Hopson Development Holdings Ltd	1,239,223

8,483,000	Industrial & Commercial Bank of China Ltd – Class H	4,723,966

551,398	Inner Mongolia Eerduosi Resources Co Ltd – Class A	3,097,660

365,000	Kingboard Holdings Ltd	1,794,677

310,000	Kingboard Laminates Holdings Ltd	609,605

316,000	Kunlun Energy Co Ltd	334,214

259,000	KWG Group Holdings Ltd	272,674

37,800	Lao Feng Xiang Co Ltd – Class A	271,907

346,500	Legend Holdings Corp – Class H	557,870

2,864,000	Lenovo Group Ltd	3,159,085

246,981	Livzon Pharmaceutical Group Inc – Class H	912,520

226,000	Logan Group Co Ltd	269,383

178,500	Longfor Group Holdings Ltd	772,426

3,513,000	Lonking Holdings Ltd	1,101,309

50,100	Lufax Holding Ltd ADR *	434,367

3,760,000	Metallurgical Corp of China Ltd – Class H	1,495,555

55,200	NetEase Inc	1,056,737

14,600	NetEase Inc ADR (b)	1,422,332

1,256,000	Nexteer Automotive Group Ltd	1,414,493

1,816,000	Nine Dragons Paper Holdings Ltd	2,480,872

1,070,000	PAX Global Technology Ltd	1,322,884

27,500	PetroChina Co Ltd ADR	1,199,275

Shares	Description	Value ($)

	China — continued

4,142,000	PetroChina Co Ltd – Class H	1,809,308

4,696,000	PICC Property & Casualty Co Ltd – Class H	4,245,711

97,100	Ping An Insurance Group Co of China Ltd – Class A	750,305

745,000	Poly Property Group Co Ltd	197,127

2,150,100	Postal Savings Bank of China Co Ltd – Class A	1,708,048

158,000	Postal Savings Bank of China Co Ltd – Class H	113,827

1,435,000	Powerlong Real Estate Holdings Ltd	1,165,781

144,000	Qingling Motors Co Ltd – Class H	37,128

124,000	Road King Infrastructure Ltd	140,874

202,000	Seazen Group Ltd *	178,908

298,000	Shanghai Jin Jiang Capital Co Ltd – Class H	58,534

64,100	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	154,773

23,300	Shanghai Pharmaceuticals Holding Co Ltd – Class A	69,204

1,209,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	2,399,441

420,858	Shenzhen Investment Ltd	124,920

39,300	Shenzhou International Group Holdings Ltd	851,872

1,334,500	Shimao Group Holdings Ltd	2,757,502

3,376,000	Sihuan Pharmaceutical Holdings Group Ltd	1,002,619

1,228,000	Sinopec Engineering Group Co Ltd – Class H	650,674

3,384,000	Sinopharm Group Co Ltd – Class H	8,708,740

1,299,000	Sinotruk Hong Kong Ltd	2,559,373

3,300,000	Skyworth Group Ltd *	1,030,961

74,000	Sun Art Retail Group Ltd (a)	44,894

448,000	Sunac China Holdings Ltd	1,145,454

12,600	Sunny Optical Technology Group Co Ltd	381,296

2,120,000	TCL Electronics Holdings Ltd *	1,123,078

121,581	Tencent Holdings Ltd	7,509,181

35,000	Tencent Holdings Ltd ADR (b)	2,158,100

610,000	Tianjin Port Development Holdings Ltd	50,063

1,686,000	Tianneng Power International Ltd (a)	2,256,463

39,097	Tsingtao Brewery Co Ltd – Class A	522,088

28,000	Tsingtao Brewery Co Ltd – Class H	229,108

8,400	Vipshop Holdings Ltd ADR *	124,236

38,000	Want Want China Holdings Ltd	25,823

608,000	Weichai Power Co Ltd – Class H	1,534,196

1,245,685	Weifu High-Technology Group Co Ltd – Class A	4,464,506

2,160,000	West China Cement Ltd	344,464

6,900	Yum China Holdings Inc	424,764

2,978,596	Yuzhou Group Holdings Co Ltd (a)	574,082

154,000	Zhejiang Expressway Co Ltd – Class H	135,046

147,099	Zhejiang Weixing New Building Materials Co Ltd – Class A	449,546

736,899	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	1,489,001

491,500	Zhongsheng Group Holdings Ltd	4,109,430

60,300	Zhuzhou CRRC Times Electric Co Ltd – Class H *	362,411

	Total China	245,186,111

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — 0.0%

7,952	CEZ AS	250,663

2,291	Komercni Banka AS *	88,091

122,633	Moneta Money Bank AS *	497,917

58	Philip Morris CR AS	42,119

	Total Czech Republic	878,790

	Denmark — 0.4%

277	AP Moller – Maersk A/S – Class A	750,650

349	AP Moller – Maersk A/S – Class B	994,217

935	Carlsberg A/S – Class B	163,312

176,900	Danske Bank A/S	2,968,472

7,316	Matas A/S	151,533

25,764	Pandora A/S	3,088,179

26,761	Scandinavian Tobacco Group A/S	543,483

	Total Denmark	8,659,846

	Egypt — 0.0%

39,913	Commercial International Bank Egypt SAE *	117,425

33,697	Eastern Co SAE	25,227

	Total Egypt	142,652

	Finland — 0.3%

2,416	Aktia Bank Oyj	34,619

29,176	Kesko Oyj – B Shares	1,207,288

32,188	Neste Oyj	1,960,633

494,219	Nokia Oyj *	2,968,838

5,810	Tokmanni Group Corp	167,617

8,878	UPM-Kymmene Oyj	361,677

6,956	Uponor Oyj	224,329

	Total Finland	6,925,001

	France — 1.7%

18,514	ALD SA	260,750

1,514	Amundi SA	143,290

12,992	APERAM SA	797,074

33,427	ArcelorMittal SA	1,121,141

839	Axway Software SA (b)	28,458

97,703	BNP Paribas SA	6,189,471

721	Boiron SA	35,773

680	Bonduelle SCA	18,407

274	Christian Dior SE	207,125

46,956	Cie de Saint-Gobain	3,403,978

115,482	Credit Agricole SA	1,666,834

48,796	Derichebourg SA *	577,568

658	Fnac Darty SA	44,827

337	Groupe Crit (a)	26,686

389	HEXAOM	23,155

14,558	IPSOS	705,615

2,731	Kaufman & Broad SA	127,192

Shares	Description	Value ($)

	France — continued

2,289	Kering SA	1,823,236

2,920	LVMH Moet Hennessy Louis Vuitton SE	2,163,165

1,440	Maisons du Monde SA	33,255

23,776	Metropole Television SA	506,299

7,408	Nexity SA	382,560

82,321	Orange SA	935,924

57,278	Publicis Groupe SA (b)	3,760,304

19,038	Quadient SA	540,642

1,204	Rothschild & Co	47,601

21,948	Safran SA	2,753,280

740	SEB SA	116,485

3,225	Societe BIC SA	214,708

133,748	Societe Generale SA	4,209,599

695	Synergie SE	29,984

58,885	Television Francaise 1	591,097

10,535	TotalEnergies SE	465,991

4,488	Vicat SA	223,646

369	Vilmorin & Cie SA	23,883

	Total France	34,199,003

	Germany — 1.4%

12,339	ADVA Optical Networking SE *	204,509

137	Amadeus Fire AG	28,157

45,211	Bayer AG (Registered)	2,515,127

32,189	Bayerische Motoren Werke AG	3,055,339

14,605	Beiersdorf AG	1,772,523

37,461	CECONOMY AG *	175,568

478	Cewe Stiftung & Co KGaA	71,362

82,232	Daimler AG (Registered)	6,936,660

1,712	Deutsche Pfandbriefbank AG	19,610

12,837	Deutsche Post AG (Registered)	902,558

6,949	Deutz AG *	63,462

4,643	Dialog Semiconductor Plc *	369,051

1,480	Draegerwerk AG & Co KGaA	125,700

51,666	Fresenius SE & Co KGaA (b)	2,686,282

4,219	Hamburger Hafen und Logistik AG	93,007

30,139	HeidelbergCement AG	2,613,849

1,895	Hornbach Baumarkt AG	75,819

4,062	Hornbach Holding AG & Co KGaA	434,527

45,353	Kloeckner & Co SE *	612,354

3,509	Merck KGaA	833,727

46,657	ProSiebenSat.1 Media SE (b)	890,761

6,177	RTL Group SA	383,836

1,623	Salzgitter AG *	61,179

14,449	SAP SE (b)	2,170,384

3,894	Takkt AG	64,871

4,523	Traton SE	133,530

5,643	Volkswagen AG	1,888,104

	Total Germany	29,181,856

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.0%

12,055	FF Group * (d)	—

6,201	Mytilineos SA	116,414

	Total Greece	116,414

	Hong Kong — 0.8%

82,500	Budweiser Brewing Co APAC Ltd	206,145

127,400	Champion (REIT)	72,538

118,000	Chow Sang Sang Holdings International Ltd	179,502

953,000	CITIC Telecom International Holdings Ltd	330,928

4,000	CK Asset Holdings Ltd	26,048

424,000	CK Hutchison Holdings Ltd	3,091,004

550,000	CSI Properties Ltd	17,492

100,500	Dah Sing Banking Group Ltd	96,647

79,200	Dah Sing Financial Holdings Ltd	246,395

1,820,000	First Pacific Co Ltd	678,529

418,000	Giordano International Ltd	89,083

75,000	HKT Trust & HKT Ltd – Class SS	102,269

428,000	IGG Inc	408,783

185,500	Johnson Electric Holdings Ltd	424,824

113,000	K Wah International Holdings Ltd	49,550

85,500	Kerry Logistics Network Ltd	271,696

398,500	Kerry Properties Ltd	1,355,778

24,800	Luk Fook Holdings International Ltd	68,855

376,000	Pacific Textiles Holdings Ltd	200,557

3,326,000	PCCW Ltd	1,734,549

720,000	Shun Tak Holdings Ltd *	206,322

60,500	SmarTone Telecommunications Holdings Ltd	34,085

130,000	Sun Hung Kai & Co Ltd	71,184

5,000	Sun Hung Kai Properties Ltd	70,520

104,000	Swire Pacific Ltd – Class A	704,062

180,000	Texwinca Holdings Ltd	38,870

408,000	VSTECS Holdings Ltd	383,753

126,500	VTech Holdings Ltd	1,228,733

2,543,500	WH Group Ltd (a)	2,206,146

159,000	Xinyi Glass Holdings Ltd	668,155

355,500	Yue Yuen Industrial Holdings Ltd *	720,943

	Total Hong Kong	15,983,945

	Hungary — 0.0%

75,431	Magyar Telekom Telecommunications Plc	109,973

9,885	OTP Bank Nyrt *	596,973

	Total Hungary	706,946

	India — 2.5%

191,629	Apollo Tyres Ltd	557,340

61,691	Arvind Ltd *	76,391

23,674	Asian Paints Ltd	1,036,637

76,961	Axis Bank Ltd *	826,686

6,380	Bajaj Electricals Ltd *	105,121

Shares	Description	Value ($)

	India — continued

182,033	Balrampur Chini Mills Ltd	920,770

9,635	Bombay Burmah Trading Co	156,642

3,765	Clean Science & Technology Ltd *	78,567

70,872	Dhampur Sugar Mills Ltd	302,655

10,500	Dr Reddy’s Laboratories Ltd ADR	674,205

93,685	Firstsource Solutions Ltd	232,200

19,336	GAIL India Ltd	38,780

44,323	Glenmark Pharmaceuticals Ltd	321,248

646,209	HCL Technologies Ltd	10,420,953

27,184	HDFC Bank Ltd	586,107

141,504	Hindalco Industries Ltd	908,312

74,449	Hindustan Petroleum Corp Ltd	271,790

24,701	Hindustan Unilever Ltd	918,568

23,498	Housing Development Finance Corp Ltd	896,310

121,813	ICICI Bank Ltd	1,191,242

505,780	Indiabulls Housing Finance Ltd	1,546,944

173,068	Indian Oil Corp Ltd	262,503

13,107	Infosys Ltd	307,084

45,800	Infosys Ltd Sponsored ADR (b)	1,090,956

377,848	IRCON International Ltd	222,160

716,895	ITC Ltd	2,068,396

127,481	Jai Balaji Industries Ltd *	101,334

209,970	Karnataka Bank Ltd (The)	176,732

288,603	LT Foods Ltd	265,021

157,607	Mahindra & Mahindra Ltd	1,707,465

21,215	Mindtree Ltd	1,051,776

614,256	NTPC Ltd	972,866

3,290,842	Oil & Natural Gas Corp Ltd	5,407,882

1,677,073	Power Finance Corp Ltd	2,950,743

356,414	PTC India Ltd	502,904

56,068	Rajesh Exports Ltd	448,794

2,633,422	REC Ltd	5,457,398

53,858	Redington India Ltd	114,838

29,934	Tata Consultancy Services Ltd	1,554,263

780,914	Tata Motors Ltd *	3,078,563

297,167	Tata Motors Ltd – Class A *	553,449

29,542	Titan Co Ltd	775,431

59,197	Wipro Ltd	518,948

	Total India	51,656,974

	Indonesia — 0.4%

412,500	Astra International Tbk PT	151,014

1,264,300	Bank Central Asia Tbk PT	2,902,092

1,654,800	Bank Mandiri Persero Tbk PT	707,412

1,465,458	Bank Negara Indonesia Persero Tbk PT	553,744

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	129,701

7,837,800	Bank Rakyat Indonesia Persero Tbk PT	2,155,434

223,700	Bank Tabungan Negara Persero Tbk PT *	21,991

2,535,200	Bukit Asam Tbk PT	374,913

243,500	Indo Tambangraya Megah Tbk PT	272,983

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

651,500	Pakuwon Jati Tbk PT *	20,884

1,417,500	Panin Financial Tbk PT *	18,562

1,911,200	Ramayana Lestari Sentosa Tbk PT	85,646

1,353,600	Telkom Indonesia Persero Tbk PT	323,025

43,600	United Tractors Tbk PT	61,287

	Total Indonesia	7,778,688

	Ireland — 0.5%

172,287	AIB Group Plc *	517,673

306,876	Bank of Ireland Group Plc *	1,920,820

3,941	CRH Plc	208,778

19,840	CRH Plc Sponsored ADR	1,053,901

11,519	Dole Plc *	184,880

9,518	Glanbia Plc	169,925

207,649	Hibernia REIT Plc	310,763

4,107	Kingspan Group Plc	468,999

20,810	Origin Enterprises Plc	82,116

32,738	Permanent TSB Group Holdings Plc *	53,986

114,409	Ryanair Holdings Plc *	2,140,185

7,869	Smurfit Kappa Group Plc (c)	451,019

42,073	Smurfit Kappa Group Plc (c)	2,411,367

	Total Ireland	9,974,412

	Israel — 0.3%

124,523	Bank Leumi Le-Israel BM	1,028,711

18,700	Check Point Software Technologies Ltd *	2,349,281

530	Fox Wizel Ltd	70,242

37,750	Isracard Ltd	156,650

458	Israel Corp Ltd (The) *	139,040

1,604	Mizrahi Tefahot Bank Ltd	53,361

477,592	Oil Refineries Ltd *	104,166

283,200	Teva Pharmaceutical Industries Ltd Sponsored ADR *	2,667,744

	Total Israel	6,569,195

	Italy — 1.1%

146,383	A2A SPA	321,598

4,639	ACEA SPA	110,779

38,002	Anima Holding SPA	196,011

12,361	Banca IFIS SPA	214,536

10,462	Banca Mediolanum SPA	108,614

130,970	Banco BPM SPA (a)	434,343

72,812	Buzzi Unicem SPA	1,932,959

15,485	Cementir Holding NV	175,384

14,900	CNH Industrial NV (c)	245,701

10,648	CNH Industrial NV (c)	176,020

55,960	Cofide SPA *	32,245

22,116	Credito Emiliano SPA	148,247

5,887	De’ Longhi SPA	266,428

6,488	El.En. SPA (b)	99,935

Shares	Description	Value ($)

	Italy — continued

42,164	Enel SPA	384,133

8,873	Esprinet SPA	169,581

94,420	EXOR NV	7,877,784

61,401	Italgas SPA	407,064

9,031	La Doria SPA	194,394

184,464	Leonardo SPA *	1,501,994

74,348	Mediobanca Banca di Credito Finanziario SPA *	876,452

31,060	Poste Italiane SPA	421,109

364	Sesa SPA *	72,613

3,269,443	Telecom Italia SPA	1,481,284

6,310,669	Telecom Italia SPA – RSP	3,048,881

7,364	Unieuro SPA	192,415

200,746	Unipol Gruppo SPA	1,190,643

	Total Italy	22,281,147

	Japan — 13.5%

5,400	ADEKA Corp	117,884

400	Advantest Corp	34,461

29,200	Aeon Delight Co Ltd (a)	944,756

237,900	Aeon Mall Co Ltd (a)	3,623,006

3,100	AGC Inc	149,757

6,100	Aichi Corp	41,065

8,600	Aisin Corp	328,275

311,400	Amada Co Ltd	3,156,716

85,800	Amano Corp	2,178,047

6,600	AOKI Holdings Inc	37,521

300	Arata Corp	12,158

18,200	Arcland Sakamoto Co Ltd	253,428

67,400	Arcs Co Ltd (a)	1,370,166

362,000	Asahi Kasei Corp	3,732,248

155,000	Astellas Pharma Inc	2,611,736

3,600	Bando Chemical Industries Ltd	30,185

86,000	Brother Industries Ltd	1,764,856

5,600	Bunka Shutter Co Ltd	59,300

2,500	Canon Electronics Inc	36,287

11,000	Canon Marketing Japan Inc	250,810

1,600	Cawachi Ltd	33,384

3,400	Central Glass Co Ltd	68,591

1,600	Chiyoda Integre Co Ltd	27,942

98,200	Chubu Electric Power Co Inc	1,187,474

142,500	Chugoku Marine Paints Ltd	1,171,225

4,300	CONEXIO Corp	59,546

2,600	Credit Saison Co Ltd	29,574

5,400	Dai Nippon Toryo Co Ltd	41,789

1,500	Dai-Dan Co Ltd	36,837

38,400	Daihen Corp	1,671,940

1,900	Daiichi Jitsugyo Co Ltd	81,314

1,900	Dainichiseika Color & Chemicals Manufacturing Co Ltd	43,777

55,000	Daiwa House Industry Co Ltd	1,677,155

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,000	Daiwa Industries Ltd	22,188

318,300	Daiwabo Holdings Co Ltd	6,047,699

111,200	Denka Co Ltd	3,897,590

4,400	DTS Corp (b)	102,202

69,100	Ebara Corp	3,434,753

3,200	Ehime Bank Ltd (The)	22,739

4,400	Elecom Co Ltd	71,188

46,600	Electric Power Development Co Ltd	696,136

8,500	FAN Communications Inc	31,710

113,900	Fuji Corp	2,948,524

700	Fujimori Kogyo Co Ltd	29,142

10,700	Fujitsu Ltd (b)	1,969,729

2,600	Furuno Electric Co Ltd	25,808

3,000	G-7 Holdings Inc (a)	108,332

1,000	Hakuto Co Ltd	16,381

9,300	Hanwa Co Ltd	278,873

288,200	Haseko Corp	3,985,824

370,400	Hazama Ando Corp	2,762,739

1,800	Heiwado Co Ltd	35,789

97,100	Hitachi Ltd	5,366,377

45,100	Hogy Medical Co Ltd	1,410,459

10,300	Hokuhoku Financial Group Inc	78,946

213,700	Honda Motor Co Ltd	6,467,976

43,500	Horiba Ltd	3,108,753

4,400	Hyakujushi Bank Ltd (The)	63,650

49,100	Iida Group Holdings Co Ltd	1,246,509

105,500	Inabata & Co Ltd	1,613,872

1,500	Information Services International-Dentsu Ltd (b)	58,511

575,500	Inpex Corp	3,954,198

18,300	Isuzu Motors Ltd	231,335

210,800	ITOCHU Corp	6,341,100

16,400	Itochu Enex Co Ltd	147,025

600	Itochu-Shokuhin Co Ltd	28,862

29,700	Itoham Yonekyu Holdings Inc	200,511

11,600	Itoki Corp	37,810

6,800	Jaccs Co Ltd	169,973

74,400	JAFCO Group Co Ltd	4,493,360

9,000	Japan Petroleum Exploration Co Ltd	154,832

42,674	Japan Post Insurance Co Ltd	774,963

6,100	Juroku Bank Ltd (The)	128,760

173,800	JVCKenwood Corp	328,617

330,800	K’s Holdings Corp	3,615,878

92,600	Kadokawa Corp (b)	4,246,713

3,900	Kaga Electronics Co Ltd	102,633

132,100	Kajima Corp	1,706,766

3,500	Kamei Corp	37,336

42,800	Kanamoto Co Ltd	978,026

23,500	Kandenko Co Ltd	201,913

152,000	Kanematsu Corp	1,954,789

700	Kansai Electric Power Co Inc (The)	7,034

Shares	Description	Value ($)

	Japan — continued

2,600	Kato Sangyo Co Ltd	79,516

286,300	KDDI Corp	8,750,868

22,900	Kinden Corp	387,722

2,697	Kohnan Shoji Co Ltd (a)	88,916

15,700	Kokuyo Co Ltd	274,702

17,001	Komeri Co Ltd	389,838

236,274	Konica Minolta Inc	1,199,115

98,600	Konoike Transport Co Ltd	1,227,075

4,200	Kumagai Gumi Co Ltd	102,560

7,100	Kyokuto Kaihatsu Kogyo Co Ltd	106,560

185,200	Kyowa Exeo Corp	4,647,552

111,900	Kyudenko Corp	4,023,590

2,400	Macnica Fuji Electronics Holdings Inc	57,733

131,400	Macromill Inc	902,643

86,300	Mandom Corp	1,305,489

34,700	Marubeni Corp	276,084

1,400	Maruha Nichiro Corp	32,307

130,700	Maruichi Steel Tube Ltd	3,213,525

2,100	Maruzen Showa Unyu Co Ltd	64,912

2,000	Matsuda Sangyo Co Ltd	53,087

128,700	Maxell Holdings Ltd *	1,513,032

20,500	MCJ Co Ltd	228,426

83,900	Mebuki Financial Group Inc	187,499

2,400	Megmilk Snow Brand Co Ltd	50,303

4,500	Meidensha Corp	100,450

700	Melco Holdings Inc	33,031

63,500	Mitsubishi Gas Chemical Co Inc	1,196,509

2,000	Mitsubishi Research Institute Inc (b)	77,588

1,516,800	Mitsubishi UFJ Financial Group Inc	8,229,308

4,400	Mitsuboshi Belting Ltd	80,434

17,600	Mitsui & Co Ltd	388,178

21,500	Mitsui Chemicals Inc	742,232

6,200	Mitsui DM Sugar Holdings Co Ltd	109,057

16,695	Mixi Inc (b)	383,429

106,800	Morinaga & Co Ltd	3,745,519

134,500	MS&AD Insurance Group Holdings Inc	4,353,613

20,300	NEC Networks & System Integration Corp (b)	386,959

103,800	NH Foods Ltd	4,027,771

4,700	Nichias Corp	124,652

5,500	Nichiha Corp	161,834

6,100	Nichireki Co Ltd	71,286

12,400	Nippn Corp	182,235

18,500	Nippo Corp	543,620

2,200	Nippon Soda Co Ltd	70,361

800	Nippon Steel Trading Corp	36,547

258,700	Nippon Telegraph & Telephone Corp	6,892,488

42,900	Nippon Television Holdings Inc (b)	457,466

17,800	Nishi-Nippon Financial Holdings Inc	112,333

1,500	Nissin Corp	20,750

9,000	Nojima Corp	221,588

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

12,800	Nomura Real Estate Holdings Inc	327,798

485,100	Obayashi Corp	3,991,587

17,800	Okamura Corp	273,798

600	Okinawa Cellular Telephone Co	28,385

4,000	Organo Corp	230,923

555,900	ORIX Corp	10,371,688

40,900	Osaka Gas Co Ltd	766,669

1,700	Osaka Soda Co Ltd	41,202

136,000	Pacific Industrial Co Ltd	1,552,673

250,000	Penta-Ocean Construction Co Ltd	1,586,744

4,300	Prima Meat Packers Ltd	116,484

5,700	Proto Corp (b)	76,725

7,600	Raito Kogyo Co Ltd	132,763

197,700	Resona Holdings Inc	764,534

2,500	Restar Holdings Corp	43,707

900	Rion Co Ltd	21,497

20,900	Rohm Co Ltd	2,009,261

2,800	Roland DG Corp	72,732

1,300	Ryobi Ltd	15,376

23,500	San-A Co Ltd	864,634

9,200	San-Ai Oil Co Ltd	114,696

14,000	San-In Godo Bank Ltd (The)	72,869

12,700	Sanki Engineering Co Ltd	172,493

72,200	Sankyu Inc	3,359,943

8,300	Sanwa Holdings Corp	110,230

19,100	Sawai Group Holdings Co Ltd	863,175

45,300	Secom Co Ltd	3,435,223

33,200	Sega Sammy Holdings Inc	447,789

9,500	Seiko Epson Corp	176,935

3,500	Seiko Holdings Corp	69,462

19,700	Sekisui Chemical Co Ltd	337,150

166,900	Sekisui House Ltd	3,325,182

4,300	Sekisui Jushi Corp	85,400

5,400	Shimamura Co Ltd	475,959

355,200	Shimizu Corp	2,548,905

600	Shindengen Electric Manufacturing Co Ltd *	22,112

6,600	Shizuoka Gas Co Ltd (a)	76,766

800	Sinanen Holdings Co Ltd	25,405

7,400	Sinko Industries Ltd	146,841

348,700	SKY Perfect JSAT Holdings Inc	1,292,820

200,000	Sojitz Corp	587,190

21,600	Subaru Corp	399,766

816,800	Sumitomo Chemical Co Ltd	4,140,863

237,800	Sumitomo Dainippon Pharma Co Ltd	4,268,530

18,600	Sumitomo Electric Industries Ltd	248,414

225,600	Sumitomo Forestry Co Ltd	4,402,178

1,700	Sumitomo Heavy Industries Ltd	44,471

111,000	Sumitomo Mitsui Trust Holdings Inc	3,625,615

1,500	Sumitomo Seika Chemicals Co Ltd	48,017

13,400	Suzuki Motor Corp	579,028

Shares	Description	Value ($)

	Japan — continued

64,600	T Hasegawa Co Ltd	1,638,176

4,000	T-Gaia Corp	71,484

77,800	Tachi-S Co Ltd	958,993

65,100	Taisei Corp	2,036,693

155,700	Takara Holdings Inc	2,017,885

32,900	Takara Leben Co Ltd	95,704

13,200	Takeuchi Manufacturing Co Ltd	317,745

146,700	Takuma Co Ltd	2,210,666

3,000	Tamron Co Ltd	71,855

272,100	Teijin Ltd	3,913,580

115,200	TIS Inc (b)	3,252,051

92,100	Toho Holdings Co Ltd	1,598,700

965,200	Tokyo Electric Power Co Holdings Inc *	2,535,201

97,600	Tokyo Seimitsu Co Ltd	4,263,282

35,800	Tokyu Construction Co Ltd	244,039

263,100	Toppan Inc	4,516,648

31,700	Toray Industries Inc	213,744

122,200	Tosei Corp	1,290,152

278,784	Tosoh Corp	5,060,043

1,000	Totetsu Kogyo Co Ltd	22,328

8,300	Towa Pharmaceutical Co Ltd	222,497

40,300	Toyo Construction Co Ltd	206,294

24,500	Toyota Boshoku Corp	460,689

45,500	Toyota Industries Corp	3,841,593

13,800	Toyota Tsusho Corp	610,207

2,200	TPR Co Ltd	29,701

14,000	TS Tech Co Ltd	189,632

82,200	Tsumura & Co	2,826,316

4,500	TV Asahi Holdings Corp (b)	69,376

5,300	Wacoal Holdings Corp	111,367

13,400	YAMABIKO Corp	154,072

69,900	Yamada Holdings Co Ltd	299,880

39,500	Yamaguchi Financial Group Inc	230,338

5,300	Yamaha Motor Co Ltd	134,841

9,000	Yamazen Corp	89,528

7,200	Yellow Hat Ltd	127,411

60,500	Yokogawa Bridge Holdings Corp	1,230,859

14,700	Yokohama Rubber Co Ltd (The)	250,732

5,500	Yuasa Trading Co Ltd	148,479

92,200	Zenkoku Hosho Co Ltd	4,385,761

	Total Japan	275,261,484

	Kuwait — 0.2%

31	Gulf Bank KSCP	25

7,476	Gulf Cable & Electrical Industries Co KSCP	20,241

18,005	Humansoft Holding Co KSC	203,943

911,960	Kuwait Finance House KSCP	2,504,969

38,023	Kuwait Projects Holding KSCP	19,463

152,743	Mobile Telecommunications Co KSCP	310,099

467,111	National Bank of Kuwait SAKP	1,453,489

	Total Kuwait	4,512,229

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Luxembourg — 0.0%

7,400	Ternium SA Sponsored ADR	402,412

	Malaysia — 0.1%

590,200	DRB-Hicom Bhd	237,392

1,015,400	MMC Corp Bhd	449,789

30,100	Pharmaniaga Bhd	6,512

87,300	Syarikat Takaful Malaysia Keluarga Bhd	94,164

246,400	Top Glove Corp Bhd	237,072

98,700	Westports Holdings Bhd	104,357

	Total Malaysia	1,129,286

	Mexico — 1.1%

5,300	America Movil SAB de CV – Class L Sponsored ADR	103,668

23,400	Arca Continental SAB de CV	150,730

100,000	Banco del Bajio SA	190,599

206,600	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	241,122

13,800	Cemex SAB de CV Sponsored ADR *	113,160

3,200	Coca-Cola Femsa SAB de CV Sponsored ADR	185,280

27,500	Corp Inmobiliaria Vesta SAB de CV	51,155

107,200	Credito Real SAB de CV SOFOM ER *	81,558

81,100	El Puerto de Liverpool SAB de CV – Class C1	360,395

222,800	Fibra Uno Administracion SA de CV (REIT)	251,155

270,572	Fomento Economico Mexicano SAB de CV	2,351,002

7,200	Fomento Economico Mexicano SAB de CV Sponsored ADR	624,312

403,000	Gentera SAB de CV *	221,526

21,372	Grupo Aeroportuario del Centro Norte SAB de CV *	128,813

244,900	Grupo Bimbo SAB de CV – Series A	618,469

997,900	Grupo Financiero Banorte SAB de CV – Class O	6,586,915

80,800	Grupo Financiero Inbursa SAB de CV – Class O *	77,646

49,942	Grupo Herdez SAB de CV – Series *	108,145

1,602,289	Grupo Mexico SAB de CV – Series B	7,429,055

4,600	Infraestructura Energetica Nova SAB de CV *	17,993

51,700	Kimberly-Clark de Mexico SAB de CV – Class A	91,744

199,000	Nemak SAB de CV *	63,810

61,600	Qualitas Controladora SAB de CV	291,438

29,400	Regional SAB de CV	180,142

25,472	Unifin Financiera SAB de CV SOFOM ENR *	36,146

759,600	Wal-Mart de Mexico SAB de CV	2,695,513

	Total Mexico	23,251,491

	Netherlands — 1.6%

77,748	ABN AMRO Bank NV CVA * (a)	1,083,164

55,100	AerCap Holdings NV *	2,971,543

26,650	ASR Nederland NV (a)	1,217,766

11,846	ForFarmers NV	62,250

277,407	ING Groep NV	3,826,656

21,600	JDE Peet’s NV	742,322

Shares	Description	Value ($)

	Netherlands — continued

131,902	Koninklijke Ahold Delhaize NV	4,450,037

329,237	Koninklijke KPN NV	1,054,667

58,077	NN Group NV	3,012,613

402,336	PostNL NV	2,105,383

65,160	Randstad NV	4,798,784

75,834	Signify NV	4,248,426

102,796	Stellantis NV	2,060,617

12,234	Wolters Kluwer NV	1,406,919

	Total Netherlands	33,041,147

	New Zealand — 0.1%

540,971	Meridian Energy Ltd	1,998,019

	Norway — 0.5%

53,880	Aker Solutions ASA *	99,643

29,459	Austevoll Seafood ASA	378,344

10,158	Avance Gas Holding Ltd	50,900

45,705	Bank Norwegian ASA	540,456

131,121	BW LPG Ltd	698,157

3,961	DNB Bank ASA	83,604

68,623	Elkem ASA *	292,138

13,517	Equinor ASA	286,481

76,548	Europris ASA	540,902

533,132	Norsk Hydro ASA	3,680,339

199,763	Orkla ASA	1,784,359

14,029	Sbanken ASA	164,198

11,817	Selvaag Bolig ASA	82,977

16,786	SpareBank 1 Nord Norge	169,048

19,287	SpareBank 1 SMN	276,736

52,120	SpareBank 1 SR-Bank ASA	702,958

6,320	Veidekke ASA	81,137

1,030	Wallenius Wilhelmsen ASA *	4,077

	Total Norway	9,916,454

	Pakistan — 0.1%

34,810	Engro Corp Ltd	61,493

488,454	Engro Fertilizers Ltd	226,827

58,068	Fauji Fertilizer Co Ltd	36,979

5,110	Lucky Cement Ltd *	25,483

407,858	Oil & Gas Development Co Ltd	227,239

54,623	Pakistan Oilfields Ltd	127,823

277,068	Pakistan Petroleum Ltd	135,907

23,700	Pakistan State Oil Co Ltd	30,828

67,270	United Bank Ltd	49,038

	Total Pakistan	921,617

	Peru — 0.0%

3,600	Credicorp Ltd *	383,868

6,800	Southern Copper Corp	425,612

	Total Peru	809,480

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.0%

16,040	GT Capital Holdings Inc	173,870

14,660	Manila Electric Co	83,062

2,369,000	Megaworld Corp	134,176

2,145,000	Metro Pacific Investments Corp	165,872

76,600	Puregold Price Club Inc	64,208

15,810	Security Bank Corp	35,947

135,050	Semirara Mining & Power Corp	46,067

	Total Philippines	703,202

	Poland — 0.4%

20,978	Asseco Poland SA	459,651

28,411	Bank Polska Kasa Opieki SA *	794,477

3,461	Budimex SA	267,498

4,254	Dino Polska SA *	360,587

28,920	Jastrzebska Spolka Weglowa SA *	304,726

156,212	Polski Koncern Naftowy ORLEN SA	3,028,728

835,335	Polskie Gornictwo Naftowe i Gazownictwo SA	1,373,875

169,574	Powszechna Kasa Oszczednosci Bank Polski SA *	1,861,439

2,205	Santander Bank Polska SA *	174,004

	Total Poland	8,624,985

	Portugal — 0.4%

81,654	Altri SGPS SA	543,571

7,090,582	Banco Comercial Portugues SA – Class R * (a)	1,096,751

58,611	CTT-Correios de Portugal SA (a)	318,017

356,059	EDP – Energias de Portugal SA	1,954,601

235,835	Galp Energia SGPS SA	2,412,336

1,566	Greenvolt-Energias Renovaveis SA *	9,874

154,246	Navigator Co SA (The)	574,353

52,529	NOS SGPS SA	221,444

69,242	REN – Redes Energeticas Nacionais SGPS SA	202,798

598,195	Sonae SGPS SA	651,353

	Total Portugal	7,985,098

	Qatar — 0.1%

114,022	Doha Bank QPSC	90,176

46,534	Masraf Al Rayan QSC	58,156

16,323	Qatar Electricity & Water Co QSC	74,441

32,266	Qatar Gas Transport Co Ltd	27,425

31,879	Qatar Insurance Co SAQ *	21,771

183,248	Qatar National Bank QPSC	964,463

45,376	Qatar National Cement Co QSC	62,405

	Total Qatar	1,298,837

	Russia — 3.7%

2,856,440	Alrosa PJSC	5,686,236

95,600	Credit Bank of Moscow PJSC *	9,070

86,780	Detsky Mir PJSC	164,329

152,250,000	Federal Grid Co Unified Energy System PJSC	409,615

Shares	Description	Value ($)

	Russia — continued

68,395	Fix Price Group Ltd GDR * (d)	638,467

13,740	Gazprom Neft PJSC	79,909

2,752	Gazprom Neft PJSC Sponsored ADR	80,169

1,041,790	Gazprom PJSC	4,343,899

877,120	Gazprom PJSC Sponsored ADR	7,272,191

31,659	Globaltrans Investment Plc Sponsored GDR (Registered)	260,377

29,325,101	Inter RAO UES PJSC	1,847,830

19,776	LSR Group PJSC	209,732

1	LSR Group PJSC GDR (Registered)(d)	2

42,067	LUKOIL PJSC	3,597,194

19,076	LUKOIL PJSC Sponsored ADR	1,615,718

4,165	M.Video PJSC	35,521

3,470	Magnit PJSC	262,925

42,471	Magnit PJSC Sponsored GDR (Registered)	646,443

1,007,980	Magnitogorsk Iron & Steel Works PJSC	1,019,006

34,180	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	445,341

126,140	MMC Norilsk Nickel PJSC ADR	4,150,606

27,000	Mobile TeleSystems PJSC Sponsored ADR	253,260

767,160	Moscow Exchange MICEX-RTS PJSC	1,919,514

8,670	Novatek PJSC Sponsored GDR (Registered)	2,054,909

262,040	Novolipetsk Steel PJSC	883,509

111,915	Novolipetsk Steel PJSC GDR	3,737,464

14,566	PhosAgro PJSC GDR (Registered)	286,666

183,058	Polymetal International Plc	3,647,283

3,088	Polyus PJSC	557,190

19,932	Polyus PJSC GDR (Registered)	1,767,929

1,352	QIWI Plc Sponsored ADR (c)	12,881

50,200	QIWI Plc Sponsored ADR (c)	479,912

19,230	Raspadskaya OJSC	100,804

2,771	Ros Agro Plc GDR (Registered)	44,448

5,872,000	ROSSETI PJSC	105,246

10,592,000	RusHydro PJSC	119,103

13,580	Safmar Financial Investment *	82,279

1,348,100	Sberbank of Russia PJSC	6,049,189

621,352	Sberbank of Russia PJSC Sponsored ADR	11,096,664

14,117	Severstal PJSC	331,398

88,572	Severstal PJSC GDR (Registered)	2,055,645

4,327,100	Surgutneftegas PJSC	1,996,901

376,758	Surgutneftegas PJSC Sponsored ADR	1,739,774

42,180	Tatneft PJSC Sponsored ADR	1,679,364

3,990	TCS Group Holding Plc GDR (Registered) (c)	352,890

497	TCS Group Holding Plc GDR (Registered) (c)	44,110

5,917,000	Unipro PJSC	227,581

2,289	X5 Retail Group NV GDR (Registered) (c)	76,158

25,760	X5 Retail Group NV GDR (Registered) (c)	853,494

	Total Russia	75,330,145

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Singapore — 0.6%

243,500	Asian Pay Television Trust	23,523

62,100	CapitaLand Integrated Commercial Trust (REIT)	94,848

93,594	CapitaLand Ltd	277,691

532,300	ComfortDelGro Corp Ltd	639,673

108,035	DBS Group Holdings Ltd	2,395,468

187,200	First Real Estate Investment Trust (a)	36,868

1,318,100	Golden Agri-Resources Ltd	224,901

391,840	Japfa Ltd	206,836

59,316	Jardine Cycle & Carriage Ltd	855,196

90,100	Keppel Corp Ltd	347,341

78,000	Lendlease Global Commercial (REIT)	51,563

136,600	Sasseur Real Estate Investment Trust	92,906

498,100	Sembcorp Industries Ltd	713,034

329,700	Silverlake Axis Ltd	68,445

700	Singapore Exchange Ltd	5,138

142,200	StarHub Ltd	128,757

14,300	UOL Group Ltd	74,214

402,000	Wilmar International Ltd	1,234,542

4,110,999	Yangzijiang Shipbuilding Holdings Ltd	5,006,080

338,000	Yanlord Land Group Ltd	298,475

	Total Singapore	12,775,499

	South Africa — 1.1%

719,441	Absa Group Ltd *	7,791,439

32,440	Aspen Pharmacare Holdings Ltd *	437,416

38,354	Astral Foods Ltd	387,922

12,719	AVI Ltd	66,603

98,911	Barloworld Ltd	735,573

167,575	Bidvest Group Ltd (The)	2,362,834

260,527	Blue Label Telecoms Ltd *	105,150

60,892	Foschini Group Ltd (The) *	626,497

109,930	Imperial Logistics Ltd	474,340

69,568	Investec Ltd	296,746

70,671	Kumba Iron Ore Ltd	3,173,786

57,204	Lewis Group Ltd	168,153

31,586	Metair Investments Ltd	60,646

126,354	Motus Holdings Ltd	806,456

6,681	Mr Price Group Ltd	100,047

160,306	MTN Group Ltd *	1,471,405

7,681	Naspers Ltd – N Shares	1,325,272

245,275	Pepkor Holdings Ltd *	389,884

30,943	Raubex Group Ltd	62,863

83,631	Reunert Ltd	299,382

1,537,916	RMB Holdings Ltd	156,005

352,069	Telkom SA SOC Ltd *	926,551

120,703	Truworths International Ltd	555,543

90,743	Tsogo Sun Gaming Ltd *	60,637

19,936	Wilson Bayly Holmes-Ovcon Ltd *	164,428

	Total South Africa	23,005,578

Shares	Description	Value ($)
	South Korea — 3.4%

167,866	BNK Financial Group Inc	1,120,210

473	CJ CheilJedang Corp	184,954

2,876	Coway Co Ltd	193,915

21,097	Daewoo Engineering & Construction Co Ltd *	133,430

2,167	Daihan Pharmaceutical Co Ltd	56,730

5,533	Daou Data Corp	66,846

5,788	DB Insurance Co Ltd	292,639

154,454	DGB Financial Group Inc	1,208,932

34,093	Dongwon Development Co Ltd	177,013

1,634	E-MART Inc	251,758

8,294	GS Engineering & Construction Corp	319,216

16,225	GS Retail Co Ltd	479,096

176,094	Hana Financial Group Inc	6,819,057

1,177	Handsome Co Ltd	41,186

45,229	Hankook Tire & Technology Co Ltd	1,814,559

195,440	Hanwha Life Insurance Co Ltd	561,296

10,720	Hanyang Eng Co Ltd	151,138

17,544	HDC Hyundai Development Co-Engineering & Construction	450,985

16,340	Hyundai Engineering & Construction Co Ltd	780,008

8,420	Hyundai Home Shopping Network Corp	534,497

1	Hyundai Marine & Fire Insurance Co Ltd	22

3,601	Hyundai Mobis Co Ltd	859,569

2,160	Hyundai Motor Co GDR (Registered)	94,255

47,715	JB Financial Group Co Ltd	340,442

51,506	KB Financial Group Inc	2,343,010

6,100	KB Financial Group Inc ADR	277,611

11,511	KC Co Ltd	240,105

78,082	Kia Corp	5,711,942

366	Korea Petrochemical Ind Co Ltd	72,836

136,329	KT&G Corp	9,588,257

1,056	Kumho Petrochemical Co Ltd	176,555

33,545	LF Corp	531,292

60,263	LG Electronics Inc	7,360,019

259	LG Household & Health Care Ltd	326,290

401	Lotte Chemical Corp	86,244

502	LOTTE Fine Chemical Co Ltd	30,272

15,026	LOTTE Himart Co Ltd	405,275

1,628	LX Semicon Co Ltd	161,651

21,590	Mirae Asset Life Insurance Co Ltd	80,412

12,410	NAVER Corp	4,698,884

443	POSCO	127,509

16,843	Samjin Pharmaceutical Co Ltd	390,226

145,893	Samsung Electronics Co Ltd	9,631,598

120	Samsung Electronics Co Ltd GDR (Registered)	195,928

5,298	Samsung Engineering Co Ltd *	101,794

129,724	Shinhan Financial Group Co Ltd	4,321,577

167	SK Telecom Co Ltd	42,937

67,900	SK Telecom Co Ltd Sponsored ADR	1,954,841

19,882	SL Corp	470,406

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued

37,424	Woori Financial Group Inc	362,068

35,251	Yuhan Corp	1,896,964

	Total South Korea	68,518,256

	Spain — 1.3%

27,467	Acerinox SA	374,347

61,381	ACS Actividades de Construccion y Servicios SA	1,657,053

27,305	Amadeus IT Group SA * (b)	1,667,732

41,700	Atresmedia Corp de Medios de Comunicacion SA * (b)	182,613

930,233	Banco Bilbao Vizcaya Argentaria SA *	6,088,368

2,135,860	Banco de Sabadell SA *	1,522,666

1,880,931	Banco Santander SA *	6,935,469

256,443	Bankinter SA	1,500,817

27,882	CaixaBank SA	86,614

31,175	Cia de Distribucion Integral Logista Holdings SA (a)	676,811

3,167	Ebro Foods SA (a)	63,596

6,120	eDreams ODIGEO SA * (b)	45,543

705	Enagas SA	16,048

43,720	Gestamp Automocion SA *	203,346

6,937	Grupo Catalana Occidente SA	262,723

31,534	Iberdrola SA	390,753

52,531	Industria de Diseno Textil SA	1,794,533

102,122	Mediaset Espana Comunicacion SA *	622,970

52,271	Red Electrica Corp SA	1,042,468

46,816	Repsol SA	537,221

543,999	Unicaja Banco SA	501,907

	Total Spain	26,173,598

	Sweden — 0.2%

1,725	Bufab AB	65,977

2,525	Humana AB *	21,068

88,032	Investor AB – B Shares	2,105,606

28,907	Inwido AB	566,966

3,173	Kinnevik AB – Class B *	124,322

1,701	KNOW IT AB (b)	65,968

3,285	New Wave Group AB – B Shares *	51,866

3,892	Nobina AB	35,704

775	Nordea Bank Abp	9,102

20,672	Skanska AB – B Shares	595,933

11,062	Svenska Cellulosa AB SCA – Class B	195,503

	Total Sweden	3,838,015

	Switzerland — 0.5%

49,803	Adecco Group AG (Registered)	2,770,409

500	ALSO Holding AG (Registered) *	160,927

2,498	BKW AG	289,717

1,108	Bobst Group SA (Registered) *	101,980

892	Credit Suisse Group AG (Registered)	9,449

Shares	Description	Value ($)

	Switzerland — continued

1,058	Huber + Suhner AG (Registered)	94,915

433	Kardex Holding AG (Registered)	115,786

2,853	Mobilezone Holding AG (Registered)	40,244

16,771	Novartis AG (Registered)	1,551,164

9,921	Roche Holding AG – Genusschein	3,983,826

23	Schindler Holding AG (Registered)	7,169

195	Swiss Life Holding AG (Registered)	101,640

37	Swisscom AG (Registered)	21,717

2,124	Zehnder Group AG – Class RG	229,644

	Total Switzerland	9,478,587

	Taiwan — 5.0%

22,000	Accton Technology Corp	222,890

107,000	Acer Inc	97,109

5,207	Acter Group Corp Ltd	35,376

26,333	Amazing Microelectronic Corp	153,993

28,000	Arcadyan Technology Corp	93,255

852,035	Asustek Computer Inc	9,946,474

19,000	Aten International Co Ltd	56,307

8,400	Aurora Corp	26,820

960,000	Catcher Technology Co Ltd	5,773,950

1,392,399	Cathay Financial Holding Co Ltd	2,990,286

175,651	Chailease Holding Co Ltd	1,685,057

79,000	Chicony Electronics Co Ltd	223,414

502,000	China Development Financial Holding Corp	256,554

174,000	China Life Insurance Co Ltd	181,071

213,000	Chipbond Technology Corp	589,955

29,000	Chong Hong Construction Co Ltd *	83,328

96,000	Chunghwa Telecom Co Ltd	388,343

616,000	Coretronic Corp	1,241,737

987,000	CTBC Financial Holding Co Ltd	818,060

92,000	Delta Electronics Inc	896,167

96,000	Elan Microelectronics Corp	543,864

107,000	Elite Material Co Ltd	901,091

91,000	Farglory Land Development Co Ltd	209,106

394,000	FLEXium Interconnect Inc *	1,644,366

57,000	Formosa Plastics Corp	210,464

243,000	Foxconn Technology Co Ltd	579,528

1,833,000	Fubon Financial Holding Co Ltd	5,614,546

19,000	Fusheng Precision Co Ltd	124,246

17,000	Getac Technology Corp	32,038

184,000	Gigabyte Technology Co Ltd	580,378

972,000	Grand Pacific Petrochemical	1,064,470

22,000	Holiday Entertainment Co Ltd	48,806

4,899,318	Hon Hai Precision Industry Co Ltd	19,564,488

78,000	Huaku Development Co Ltd	247,742

70,820	IEI Integration Corp	118,576

32,721	Innodisk Corp	273,162

36,000	International Games System Co Ltd	860,624

1,000	Largan Precision Co Ltd	96,415

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

247,000	Lite-On Technology Corp	544,638

21,273	Makalot Industrial Co Ltd	182,658

74,000	MediaTek Inc	2,399,614

59,000	Mega Financial Holding Co Ltd	69,782

51,000	Merry Electronics Co Ltd	176,953

196,000	Micro-Star International Co Ltd	919,597

8,000	Nan Liu Enterprise Co Ltd	37,164

91,000	Nan Ya Plastics Corp	294,071

72,000	Nantex Industry Co Ltd	278,938

225,000	Nanya Technology Corp	536,530

26,000	Nichidenbo Corp	47,715

15,000	Nien Made Enterprise Co Ltd	223,645

82,000	Novatek Microelectronics Corp	1,323,283

73,000	Pegatron Corp	170,477

86,000	Phison Electronics Corp	1,318,035

2,779,000	Pou Chen Corp	3,300,775

576,000	Qisda Corp	616,250

250,000	Quanta Computer Inc	707,015

1,048,000	Radiant Opto-Electronics Corp	3,738,325

561,000	Ruentex Development Co Ltd	1,401,024

119,000	Ruentex Industries Ltd	476,330

72,000	Sampo Corp *	80,481

7,000	Shin Zu Shing Co Ltd	26,761

87,000	Shinkong Insurance Co Ltd	137,381

41,900	Simplo Technology Co Ltd	476,432

25,945	Sinmag Equipment Corp	98,574

15,000	Sitronix Technology Corp	159,251

17,000	Standard Foods Corp	32,006

87,750	Syncmold Enterprise Corp	221,900

505,000	Taiwan Cement Corp	881,725

67,000	Taiwan Sakura Corp	173,943

868,000	Taiwan Semiconductor Manufacturing Co Ltd	19,039,772

85	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,116

7,000	TCI Co Ltd	68,015

70,000	Teco Electric and Machinery Co Ltd	78,750

23,000	Test Research Inc	46,853

175,681	TOPBI International Holdings Ltd	88,068

40,000	Transcend Information Inc	99,973

105,000	Tripod Technology Corp	433,248

307,000	Uni-President Enterprises Corp	800,132

77,624	United Integrated Services Co Ltd	556,268

84,000	Universal Inc	155,218

24,000	Vanguard International Semiconductor Corp	127,660

6,000	Yulon Nissan Motor Co Ltd	54,954

33,000	Zeng Hsing Industrial Co Ltd	180,691

	Total Taiwan	101,265,047

	Thailand — 0.2%

1,715,800	AP Thailand Pcl NVDR	446,841

32,300	CP ALL Pcl (Foreign Registered)	65,118

Shares	Description	Value ($)

	Thailand — continued

67,300	CP ALL Pcl NVDR	135,679

17,200	Kasikornbank Pcl (Foreign Registered)	65,481

226,000	Kasikornbank Pcl NVDR	860,385

101,100	Land & Houses Pcl NVDR	25,541

193,900	Origin Property Pcl NVDR	59,152

167,600	Pruksa Holding Pcl NVDR	68,615

529,400	PTG Energy Pcl NVDR	300,209

909,500	Quality Houses Pcl NVDR	62,661

94,000	Siam Cement Pcl NVDR (The)	1,253,151

131,100	Siam Commercial Bank Pcl NVDR (The)	432,498

141,300	Somboon Advance Technology Pcl NVDR	92,016

78,600	SPCG Pcl NVDR	44,127

74,250	Supalai Pcl (Foreign Registered)	47,707

305,075	Supalai Pcl NVDR	196,015

20,700	Thai Vegetable Oil Pcl NVDR	20,882

1,349,800	TMBThanachart Bank Pcl NVDR	44,738

106,000	TTW Pcl NVDR	39,129

	Total Thailand	4,259,945

	Turkey — 0.6%

275,307	Akbank TAS	195,406

291,359	Aksa Akrilik Kimya Sanayii AS	683,610

776,346	Arcelik AS	3,002,216

3,173,637	Dogan Sirketler Grubu Holding AS	981,161

5,524	Dogus Otomotiv Servis ve Ticaret AS	18,649

129,926	Enerjisa Enerji AS	173,481

1,379,475	Eregli Demir ve Celik Fabrikalari TAS	3,120,491

57,015	Ford Otomotiv Sanayi AS	1,178,015

71,344	Koza Altin Isletmeleri AS *	887,251

96,809	Selcuk Ecza Deposu Ticaret ve Sanayi AS	106,139

46,214	Turkcell Iletisim Hizmetleri AS	91,383

115,545	Turkiye Garanti Bankasi AS	137,050

650,089	Turkiye Is Bankasi AS – Class C	450,027

386,369	Yapi ve Kredi Bankasi AS	122,456

	Total Turkey	11,147,335

	United Arab Emirates — 0.1%

31,478	Abu Dhabi Islamic Bank PJSC	48,319

170,272	Dubai Islamic Bank PJSC	236,293

325,185	Emaar Properties PJSC	371,085

14,015	Emirates NBD Bank PJSC	52,855

43,249	First Abu Dhabi Bank PJSC	200,114

	Total United Arab Emirates	908,666

	United Kingdom — 4.1%

80,123	3i Group Plc	1,473,549

109,287	Airtel Africa Plc	139,737

17,008	Anglo American Plc	718,341

295,032	Aviva Plc	1,639,821

5,111	Bank of Georgia Group Plc *	117,365

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

23,800	Barclays Plc Sponsored ADR	243,950

405,450	Barratt Developments Plc	4,124,076

31,937	Bellway Plc	1,547,792

75,832	Berkeley Group Holdings Plc (The)	5,037,111

38,200	BP Plc Sponsored ADR	934,372

47,345	British American Tobacco Plc	1,776,070

54,500	British American Tobacco Plc Sponsored ADR	2,054,105

2,257,601	BT Group Plc *	5,277,377

19,901	Central Asia Metals Plc	68,499

11,654	CMC Markets Plc	67,062

116,708	Coca-Cola HBC AG *	4,224,235

133,852	Compass Group Plc * (b)	2,765,376

13,199	Computacenter Plc (b)	533,932

3,838	Daily Mail & General Trust Plc – Class A (b)	58,394

1,723	DCC Plc	146,462

4,765	Electrocomponents Plc	69,729

4,137	EMIS Group Plc (b)	78,557

44,605	Evraz Plc	362,827

17,217	Ferguson Plc	2,488,514

313,028	Ferrexpo Plc	1,640,628

40,666	Frasers Group Plc *	374,352

11,710	Galliford Try Holdings Plc	27,382

4,800	GlaxoSmithKline Plc Sponsored ADR	195,552

13,529	Go-Ahead Group Plc (The) *	175,325

11,933	Grafton Group Plc	229,314

66,636	Halfords Group Plc	333,483

57,102	IG Group Holdings Plc	735,320

15,471	IMI Plc	387,959

127,082	Indivior Plc *	339,720

32,655	International Personal Finance Plc *	66,471

58,250	Investec Plc	245,035

618,367	ITV Plc * (b)	985,543

66,208	JD Sports Fashion Plc	919,380

2,324	Johnson Matthey Plc	93,956

7,644	Jupiter Fund Management Plc	28,043

111,133	Just Group Plc *	142,618

4,789	Keller Group Plc	65,830

1,252,753	Kingfisher Plc	6,032,032

683,503	Legal & General Group Plc	2,538,962

1,563,629	M&G Plc	4,429,217

405,956	Micro Focus International Plc (b)	2,482,780

16,499	Morgan Advanced Materials Plc	91,090

14,875	Morgan Sindall Group Plc	525,480

61,622	National Grid Plc	797,032

7,218	Next Plc	784,964

12,349	Numis Corp Plc	63,606

60,904	OSB Group Plc	427,276

64,416	Paragon Banking Group Plc	497,831

108,813	Persimmon Plc	4,403,819

80,979	Pets at Home Group Plc	557,637

Shares	Description	Value ($)

	United Kingdom — continued

79,630	Plus500 Ltd	1,637,065

216,530	Premier Foods Plc	360,402

32,541	QinetiQ Group Plc	154,599

84,757	Reach Plc (b)	476,967

104,571	Royal Dutch Shell Plc – B Shares	2,057,707

319,586	Royal Mail Plc	2,176,620

8,370	Schroders Plc	435,159

13,775	Smiths Group Plc	273,392

50,256	Spirent Communications Plc	205,827

42,943	Stock Spirits Group Plc	232,381

256,272	Tate & Lyle Plc	2,488,944

698,787	Taylor Wimpey Plc	1,759,047

23,432	Unilever Plc	1,304,691

12,980	Vesuvius Plc	100,314

3,745	Vistry Group Plc	62,376

210,102	WPP Plc(b)	2,848,741

	Total United Kingdom	83,139,122

	United States — 12.9%

18,700	Aflac, Inc.	1,059,916

1,800	Akamai Technologies, Inc. * (b)	203,850

30,000	Alliance Data Systems Corp. (b)	2,943,300

50,700	Ally Financial, Inc.	2,682,030

14,330	American Express Co.	2,378,207

6,700	Anthem, Inc. (b)	2,513,371

30,200	Arrow Electronics, Inc. *	3,660,844

95,400	AT&T, Inc.	2,615,868

52,600	Athene Holding Ltd. – Class A *	3,522,622

34,500	Bed Bath & Beyond, Inc. *	950,130

10,200	Best Buy Co., Inc.	1,188,402

2,100	Bio-Rad Laboratories, Inc. – Class A *	1,690,122

9,700	Biogen, Inc. *	3,287,427

884	Booking Holdings, Inc. * (b)	2,032,908

2,800	Booz Allen Hamilton Holding Corp.	229,348

104,938	BorgWarner, Inc.	4,478,754

22,700	Capital One Financial Corp.	3,767,519

21,000	Cardinal Health, Inc. (b)	1,102,290

71,300	Carrier Global Corp.	4,106,880

40,600	CBRE Group, Inc. – Class A *	3,909,780

40,100	Centene Corp. * (b)	2,525,498

14,750	Chevron Corp.	1,427,358

14,000	Cigna Corp. (b)	2,963,100

50,200	Citigroup, Inc.	3,609,882

61,900	Citizens Financial Group, Inc.	2,710,601

32,615	Coca-Cola Co. (The)	1,836,551

33,400	Cognizant Technology Solutions Corp. – Class A (b)	2,548,754

59,600	Comcast Corp. – Class A (b)	3,616,528

900	Consolidated Edison, Inc.	67,905

58,700	Corteva, Inc.	2,581,039

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

41,100	CVS Health Corp. (b)	3,550,629

12,800	Discover Financial Services	1,641,216

4,900	Discovery, Inc. – Class A * (b)	141,316

79,800	DISH Network Corp. – Class A * (b)	3,478,482

37,000	DR Horton, Inc.	3,537,940

36,300	eBay, Inc.	2,785,662

30,223	EOG Resources, Inc.	2,040,657

53,500	Exelon Corp.	2,622,570

300	Exxon Mobil Corp.	16,356

12,700	Fidelity National Financial, Inc.	620,141

9,100	FleetCor Technologies, Inc. * (b)	2,395,848

250,800	Ford Motor Co. *	3,267,924

3,800	Fortune Brands Home & Security, Inc.	370,006

39,900	Fox Corp. – Class A (b)	1,493,856

73,200	Fox Corp. – Class B (b)	2,534,916

11,000	Franklin Resources, Inc.	356,840

59,200	General Motors Co. *	2,901,392

40,800	Gilead Sciences, Inc.	2,969,424

9,734	Global Payments, Inc. (b)	1,583,138

6,900	Goldman Sachs Group, Inc. (The)	2,853,219

17,005	Green Plains, Inc. *	596,876

17,360	Hasbro, Inc.	1,706,662

16,348	Hilton Worldwide Holdings, Inc. * (b)	2,041,211

98,800	HP, Inc.	2,938,312

19,600	IAC/InterActiveCorp * (b)	2,588,180

3,700	Incyte Corp. *	283,013

56,400	Intel Corp.	3,048,984

16,421	Intercontinental Exchange, Inc.	1,962,802

25,800	International Business Machines Corp. (b)	3,620,772

132,400	Invesco Ltd.	3,352,368

16,400	Jazz Pharmaceuticals Plc *	2,160,044

194,300	Kinder Morgan, Inc.	3,161,261

53,900	Kohl’s Corp.	3,093,860

56,500	Kraft Heinz Co. (The)	2,033,435

75,900	Kroger Co. (The)	3,493,677

10,500	Laboratory Corp. of America Holdings * (b)	3,185,490

28,730	Las Vegas Sands Corp. * (b)	1,281,645

1,900	Lear Corp.	303,886

22,300	Leidos Holdings, Inc.	2,187,853

34,200	Lennar Corp. – Class A	3,670,002

53,500	Lincoln National Corp.	3,672,775

48,500	LKQ Corp. *	2,555,465

247,100	Lumen Technologies, Inc.	3,039,330

49,247	Lyft, Inc. – Class A *	2,344,650

32,800	LyondellBasell Industries NV – Class A	3,291,480

1,527	Markel Corp. *	1,939,672

800	Masco Corp.	48,576

8,600	Medical Properties Trust, Inc. (REIT)	176,128

16,700	Merck & Co., Inc.	1,274,043

55,400	MetLife, Inc.	3,434,800

Shares	Description	Value ($)

	United States — continued

37,700	Micron Technology, Inc. *	2,778,490

8,200	Mohawk Industries, Inc. *	1,621,632

62,000	Molson Coors Brewing Co. – Class B	2,946,860

70	NVR, Inc. *	362,596

4,300	Omnicom Group, Inc. (b)	314,846

46,700	Oracle Corp. (b)	4,162,371

9,300	PACCAR, Inc.	761,391

200	Phillips 66	14,218

19,300	PPL Corp.	566,455

10,700	Principal Financial Group, Inc.	714,867

100	Progressive Corp. (The)	9,634

35,000	Prudential Financial, Inc.	3,705,800

50,700	PulteGroup, Inc.	2,730,702

20,100	Quest Diagnostics, Inc. (b)	3,071,883

199,600	Qurate Retail, Inc. – Series A	2,201,588

24,378	Raytheon Technologies Corp.	2,066,279

5,500	Regeneron Pharmaceuticals, Inc. *	3,703,700

6,900	Resolute Forest Products Inc	84,496

7,600	Resolute Forest Products, Inc.	93,100

44,352	Sensata Technologies Holding Plc *	2,624,751

3,200	Snap-on, Inc.	719,840

36,700	SS&C Technologies Holdings, Inc. (b)	2,776,722

71,000	Synchrony Financial	3,532,250

1,900	Synopsys, Inc. * (b)	631,256

37,600	Textron, Inc.	2,732,392

37,000	Tyson Foods, Inc. – Class A	2,905,240

700	United Rentals, Inc. *	246,855

22,800	Universal Health Services, Inc. – Class B (b)	3,551,328

45,483	US Bancorp	2,610,269

46,400	Verizon Communications, Inc.	2,552,000

50,908	Verso Corp. – Class A	969,797

27,078	VF Corp.	2,070,655

65,600	ViacomCBS, Inc. – Class B (b)	2,719,120

179,600	Viatris, Inc.	2,627,548

47,900	VICI Properties, Inc. (REIT)	1,480,589

16,700	VMware, Inc. – Class A * (b)	2,486,129

62,700	Walgreens Boots Alliance, Inc.	3,182,025

47,722	Wells Fargo & Co.	2,180,895

109,500	Western Union Co. (The) (b)	2,369,580

39,600	Western Digital Corp. *	2,502,720

11,100	Whirlpool Corp.	2,458,983

200	WP Carey, Inc. (REIT)	15,624

	Total United States	263,717,044

	Vietnam — 0.0%

22,600	PetroVietnam Gas JSC	88,620

154,100	PetroVietnam Technical Services Corp	175,145

55,300	Vietnam Dairy Products JSC	212,117

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued

20,800	Vinh Hoan Corp	45,213

	Total Vietnam	521,095

	TOTAL COMMON STOCKS (COST $1,395,832,270)	1,592,131,224

	PREFERRED STOCKS (e) — 1.1%

	Brazil — 0.3%

695,000	Banco Bradesco SA	3,111,559

192,031	Bradespar SA	2,345,238

132,800	Petroleo Brasileiro SA	698,312

13,100	Petroleo Brasileiro SA ADR	137,681

	Total Brazil	6,292,790

	Colombia — 0.0%

409,827	Grupo Aval Acciones y Valores SA	121,780

	Germany — 0.2%

26,613	Bayerische Motoren Werke AG	2,227,984

5,100	Draegerwerk AG & Co KGaA	430,706

516	Jungheinrich AG	27,867

1,243	Sixt SE	97,695

1,724	Villeroy & Boch AG	47,040

6,341	Volkswagen AG	1,508,236

	Total Germany	4,339,528

	Russia — 0.3%

12,924	Bashneft PJSC	189,294

56,000	Nizhnekamskneftekhim PJSC	91,508

8,729,600	Surgutneftegas PJSC	4,604,780

94	Transneft PJSC	202,741

	Total Russia	5,088,323

	South Korea — 0.3%

4,850	Hyundai Motor Co Ltd-2nd Prf	414,224

14,564	Hyundai Motor Co Ltd-Prf	1,284,184

4,881	LG Electronics Inc	293,304

70,397	Samsung Electronics Co Ltd	4,291,856

59	Samsung Electronics Co Ltd GDR (Registered)	88,952

	Total South Korea	6,372,520

	Taiwan — 0.0%

13,589	Chailease Holding Co Ltd	48,887

20,463	CTBC Financial Holding Co Ltd	45,919

	Total Taiwan	94,806

	TOTAL PREFERRED STOCKS (COST $18,585,258)	22,309,747

Shares / Par Value†	Description	Value ($)
	INVESTMENT FUNDS — 0.1%

	United States — 0.1%

17,411	iShares Core MSCI Emerging Markets ETF	1,115,871

	TOTAL INVESTMENT FUNDS (COST $1,161,009)	1,115,871

	DEBT OBLIGATIONS — 8.1%

	United States — 8.1%

	Asset-Backed Securities — 0.0%

43,597	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.88%, due 07/26/31	43,594

13,396	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.08%, due 10/25/37	13,393

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (f)	3

71,333	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 0.93%, due 10/25/31	71,219

115,733	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.88%, due 04/17/28	115,727

55,109	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.88%, due 01/17/30	55,028

	Total Asset-Backed Securities	298,964

	U.S. Government — 8.1%

20,400,000	U.S. Treasury Note, 0.13%, due 12/31/22	20,397,609

25,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	24,996,094

103,000,000	U.S. Treasury Note, 0.13%, due 02/28/23 (b)	102,959,766

18,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	17,990,860

	Total U.S. Government	166,344,329

	Total United States	166,643,293

	TOTAL DEBT OBLIGATIONS (COST $167,872,829)	166,643,293

	MUTUAL FUNDS — 16.0%

	United States — 16.0%

	Affiliated Issuers — 16.0%

2,542,679	GMO Emerging Country Debt Fund, Class VI	66,694,475

2,024,190	GMO Emerging Markets Fund, Class VI	74,712,862

4,132,885	GMO Opportunistic Income Fund, Class VI	107,455,000

2,436,117	GMO SGM Major Markets Fund, Class VI	72,474,498

1,069,842	GMO U.S. Treasury Fund (g)	5,392,003

	TOTAL MUTUAL FUNDS (COST $322,287,453)	326,728,838

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

4,187,688	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (h)	4,187,688

	TOTAL SHORT-TERM INVESTMENTS (COST $4,187,688)	4,187,688

	TOTAL INVESTMENTS — 103.4% (Cost $1,909,926,507)	2,113,116,661

	SECURITIES SOLD SHORT — (20.2)%

	Common Stocks — (20.0)%

	Australia — (0.6)%

(32,906)	Afterpay Ltd *	(3,200,747)

(422,900)	APA Group	(2,831,768)

(21,119)	ASX Ltd	(1,351,660)

(8,779)	Cochlear Ltd	(1,491,170)

(82,707)	Qantas Airways Ltd *	(306,239)

(219)	Ramsay Health Care Ltd	(10,997)

(547,585)	Sydney Airport *	(3,178,812)

	Total Australia	(12,371,393)

	Austria — (0.2)%

(33,251)	Verbund AG	(3,642,410)

	Belgium — (0.0)%

(6,274)	Galapagos NV *	(371,108)

	Canada — (0.0)%

(40,200)	AltaGas Ltd	(805,179)

	Denmark — (0.1)%

(52,624)	Ambu A/S – Class B	(1,664,286)

	France — (0.8)%

(70,025)	Accor SA *	(2,414,775)

(17,639)	Aeroports de Paris *	(2,077,249)

(3,045)	Eurazeo SE	(313,246)

(199,731)	Getlink SE	(3,217,363)

(2,480)	Hermes International	(3,650,084)

(2,172)	Sartorius Stedim Biotech	(1,317,467)

(34,430)	Ubisoft Entertainment SA *	(2,187,060)

(9,430)	Wendel SE	(1,368,441)

(828)	Worldline SA *	(73,728)

	Total France	(16,619,413)

	Germany — (0.9)%

(20,152)	Delivery Hero SE *	(2,924,675)

(70)	Deutsche Boerse AG	(12,072)

(1,313)	MTU Aero Engines AG	(301,330)

(29,528)	Puma SE	(3,585,134)

Shares	Description	Value ($)

	Common Stocks — continued

	Germany — continued

(23,074)	QIAGEN NV *	(1,276,498)

(22,905)	RWE AG	(894,389)

(7,377)	Scout24 AG	(620,207)

(923,563)	Telefonica Deutschland Holding AG	(2,592,555)

(60,290)	Uniper SE	(2,393,675)

(28,888)	Zalando SE *	(3,202,951)

	Total Germany	(17,803,486)

	Israel — (0.2)%

(6,800)	CyberArk Software Ltd *	(1,141,992)

(9,600)	Wix.com Ltd *	(2,131,968)

	Total Israel	(3,273,960)

	Italy — (0.5)%

(24,965)	Amplifon SPA	(1,305,853)

(94,074)	Atlantia SPA *	(1,762,161)

(15,103)	Ferrari NV	(3,276,151)

(199,293)	FinecoBank Banca Fineco SPA *	(3,671,387)

(59,492)	Infrastrutture Wireless Italiane SPA	(707,801)

	Total Italy	(10,723,353)

	Japan — (2.4)%

(145,800)	Acom Co Ltd	(563,493)

(31,800)	ANA Holdings Inc *	(753,808)

(90,200)	Asahi Intecc Co Ltd	(2,729,108)

(100)	Fast Retailing Co Ltd	(65,868)

(22,600)	GMO Payment Gateway Inc	(2,965,091)

(11,100)	Harmonic Drive Systems Inc	(612,875)

(97,800)	Hitachi Metals Ltd *	(1,887,848)

(3,300)	Ibiden Co Ltd	(177,561)

(183,500)	Isetan Mitsukoshi Holdings Ltd	(1,228,949)

(31,000)	Japan Airlines Co Ltd *	(660,445)

(42,100)	Japan Airport Terminal Co Ltd *	(1,911,206)

(51,300)	Japan Exchange Group Inc	(1,221,733)

(412)	Japan Real Estate Investment Corp (REIT)	(2,546,214)

(120,000)	JGC Holding Corp	(1,006,660)

(120,100)	Keikyu Corp	(1,463,958)

(5,500)	Keio Corp	(295,953)

(25,100)	Kintetsu Group Holdings Co Ltd *	(857,321)

(14,600)	Lasertec Corp	(3,175,633)

(31,200)	Lion Corp	(530,895)

(84,000)	LIXIL Corp	(2,444,544)

(39,000)	M3 Inc	(2,615,631)

(600)	McDonald’s Holdings Co Japan Ltd	(28,619)

(42,000)	Mercari Inc *	(2,072,382)

(13,200)	Mizuho Financial Group Inc	(184,956)

(114,300)	MonotaRO Co Ltd	(2,533,208)

(3,800)	Nidec Corp	(434,069)

(100,900)	Nihon M&A Center Inc	(3,008,849)

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Common Stocks — continued

	Japan — continued

(159,400)	Nippon Paint Holdings Co Ltd	(1,979,621)

(30,300)	Nissin Foods Holdings Co Ltd	(2,358,814)

(84,100)	Odakyu Electric Railway Co Ltd	(1,959,502)

(18,500)	ORIENTAL LAND CO LTD	(2,798,972)

(14,100)	Shiseido Co Ltd	(934,535)

(5,300)	Tobu Railway Co Ltd	(138,179)

(15,100)	Tokyu Corp	(207,636)

(300)	Unicharm Corp	(13,375)

(7,600)	West Japan Railway Co	(415,087)

(15,000)	Yaskawa Electric Corp	(732,137)

	Total Japan	(49,514,735)

	Netherlands — (0.4)%

(1,374)	Adyen NV *	(4,440,871)

(7,223)	Heineken Holding NV	(670,018)

(26,385)	Just Eat Takeaway.com NV *	(2,390,649)

	Total Netherlands	(7,501,538)

	New Zealand — (0.0)%

(7,683)	Xero Ltd *	(849,765)

	Norway — (0.0)%

(8,129)	Schibsted ASA – B Shares	(377,702)

(10,091)	Schibsted ASA – Class A	(538,368)

	Total Norway	(916,070)

	Russia — (0.0)%

(9,104)	Magnit PJSC Sponsored GDR (Registered)	(138,570)

	Singapore — (0.2)%

(98,400)	Singapore Airlines Ltd *	(368,885)

(421,800)	Singapore Exchange Ltd	(3,095,912)

	Total Singapore	(3,464,797)

	Spain — (0.5)%

(56,413)	Cellnex Telecom SA	(3,861,372)

(115,546)	Ferrovial SA	(3,346,154)

(81,199)	Siemens Gamesa Renewable Energy SA	(2,407,669)

	Total Spain	(9,615,195)

	Sweden — (0.2)%

(60,415)	Embracer Group AB *	(1,375,276)

(19,663)	Evolution AB	(3,174,637)

(22,380)	Sinch AB *	(503,136)

	Total Sweden	(5,053,049)

	Switzerland — (0.4)%

(18)	Chocoladefabriken Lindt & Spruengli AG	(211,755)

Shares	Description	Value ($)

	Common Stocks — continued

	Switzerland — continued

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(244,279)

(1,912)	Partners Group Holding AG	(3,389,983)

(33)	Schindler Holding AG	(10,657)

(1,992)	Straumann Holding AG (Registered)	(3,849,024)

	Total Switzerland	(7,705,698)

	United Kingdom — (1.6)%

(50,141)	Admiral Group Plc	(2,491,313)

(86,321)	Antofagasta Plc	(1,729,169)

(363,026)	Auto Trader Group Plc	(3,139,310)

(514,122)	ConvaTec Group Plc	(1,593,128)

(138,561)	Entain Plc *	(3,682,373)

(1,367)	Experian Plc	(60,299)

(36,946)	Halma Plc	(1,525,714)

(151,134)	Hargreaves Lansdown Plc	(3,138,689)

(447,908)	Informa Plc *	(3,273,335)

(176,254)	Land Securities Group Plc (REIT)	(1,721,412)

(27,207)	London Stock Exchange Group Plc	(2,980,360)

(73,624)	Melrose Industries Plc	(170,004)

(95,656)	Ocado Group Plc *	(2,651,128)

(1,774,936)	Rolls-Royce Holdings Plc *	(2,799,113)

(6,466)	Spirax-Sarco Engineering Plc	(1,433,871)

	Total United Kingdom	(32,389,218)

	United States — (11.0)%

(101,300)	AES Corp. (The)	(2,418,031)

(16,800)	Airbnb, Inc. – Class A *	(2,603,832)

(13,100)	American Tower Corp. (REIT)	(3,827,427)

(33,100)	Aramark	(1,151,549)

(18,600)	Arthur J Gallagher & Co.	(2,671,332)

(11,100)	Autodesk, Inc. *	(3,441,999)

(20,200)	Avalara, Inc. *	(3,629,940)

(600)	Bio-Techne Corp.	(299,484)

(12,000)	BioMarin Pharmaceutical, Inc. *	(1,010,520)

(11,800)	Boeing Co. (The) *	(2,590,100)

(11,300)	Burlington Stores, Inc. *	(3,384,237)

(28,200)	Caesars Entertainment, Inc. *	(2,865,966)

(9,800)	Carvana Co. *	(3,214,988)

(20,200)	Catalent, Inc. *	(2,634,888)

(23,200)	Ceridian HCM Holding, Inc. *	(2,606,520)

(2,000)	Chipotle Mexican Grill, Inc. *	(3,806,660)

(49,900)	Clarivate Plc *	(1,256,981)

(24,800)	Cloudflare, Inc. – Class A *	(2,994,352)

(12,100)	CME Group, Inc.	(2,440,812)

(22,500)	Cognex Corp.	(1,993,950)

(2,100)	CoStar Group, Inc. *	(177,954)

(11,700)	Coupa Software, Inc. *	(2,864,277)

(16,700)	Crown Castle International Corp. (REIT)	(3,251,323)

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(300)	Datadog, Inc. – Class A *	(41,340)

(62,700)	Delta Air Lines, Inc. *	(2,535,588)

(7,300)	Dexcom, Inc. *	(3,864,766)

(12,600)	DocuSign, Inc. *	(3,732,624)

(48,600)	DraftKings Inc. – Class A *	(2,881,494)

(13,700)	Dynatrace, Inc. *	(941,601)

(5,500)	Equifax, Inc.	(1,497,430)

(4,100)	Equinix, Inc. (REIT)	(3,458,145)

(44,800)	Equity LifeStyle Properties, Inc. (REIT)	(3,811,136)

(2,200)	Erie Indemnity Co. – Class A	(389,598)

(24,200)	Exact Sciences Corp. *	(2,525,996)

(15,600)	Expedia Group, Inc. *	(2,254,200)

(200)	Extra Space Storage, Inc. (REIT)	(37,382)

(100)	Fidelity National Information Services, Inc.	(12,777)

(1,000)	First Republic Bank	(198,940)

(200)	Fortinet, Inc. *	(63,028)

(2,500)	Gartner, Inc. *	(771,850)

(26,600)	Guidewire Software, Inc. *	(3,151,036)

(13,200)	Hess Corp.	(907,500)

(147,500)	Host Hotels & Resorts, Inc. (REIT) *	(2,442,600)

(5,800)	HubSpot, Inc. *	(3,969,926)

(5,000)	IDEXX Laboratories, Inc. *	(3,368,800)

(20,300)	Ingersoll Rand, Inc. *	(1,076,306)

(12,300)	Insulet Corp. *	(3,663,063)

(7,800)	Ionis Pharmaceuticals, Inc. *	(310,128)

(14,200)	IQVIA Holdings, Inc. *	(3,688,166)

(34,700)	Iron Mountain, Inc. (REIT)	(1,656,925)

(5,500)	KKR & Co., Inc.	(353,595)

(40,400)	Lamb Weston Holdings, Inc.	(2,632,060)

(8,700)	Liberty Broadband Corp. – Class A *	(1,616,199)

(6,800)	Liberty Broadband Corp. – Class C *	(1,300,976)

(71,200)	Liberty Media Corp-Liberty Formula One – Class C *	(3,598,448)

(10,300)	Liberty Media Corp-Liberty SiriusXM – Class A *	(509,850)

(11,900)	Liberty Media Corp-Liberty SiriusXM – Class C *	(587,265)

(4,100)	Linde Plc	(1,289,819)

(39,900)	Live Nation Entertainment, Inc. *	(3,459,330)

(5,800)	MarketAxess Holdings, Inc.	(2,760,336)

(5,700)	Marriott International, Inc. – Class A *	(770,298)

(39,800)	MGM Resorts International	(1,696,276)

(9,800)	MongoDB, Inc. *	(3,839,934)

(5,000)	Monolithic Power Systems, Inc.	(2,474,650)

(6,100)	MSCI, Inc.	(3,870,938)

(19,000)	NiSource, Inc.	(468,350)

(17,800)	Novocure Ltd. *	(2,388,938)

(18,900)	Oak Street Health, Inc. *	(883,197)

(31,900)	Occidental Petroleum Corp.	(819,511)

(12,300)	Okta, Inc. *	(3,242,280)

(18,600)	Palantir Technologies, Inc. – Class A *	(489,924)

(6,900)	Paycom Software, Inc. *	(3,373,410)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(19,800)	Peloton Interactive, Inc. – Class A *	(1,983,762)

(300)	Pinterest, Inc. – Class A *	(16,671)

(5,400)	Public Storage (REIT)	(1,747,494)

(9,800)	RingCentral, Inc. – Class A *	(2,472,148)

(8,400)	Roku, Inc. *	(2,960,160)

(36,400)	Rollins, Inc.	(1,416,688)

(31,600)	Royal Caribbean Cruises Ltd. *	(2,614,268)

(33,600)	Sarepta Therapeutics, Inc. *	(2,624,832)

(2,700)	Seagen, Inc. *	(452,520)

(6,100)	ServiceNow, Inc. *	(3,926,204)

(22,400)	Simon Property Group, Inc. (REIT)	(3,011,680)

(50,100)	Snap, Inc. – Class A *	(3,813,111)

(10,500)	Snowflake, Inc. – Class A *	(3,195,675)

(20,500)	Southwest Airlines Co. *	(1,020,490)

(13,300)	Square, Inc. – Class A *	(3,565,331)

(18,000)	Starbucks Corp.	(2,114,820)

(900)	Sun Communities, Inc. (REIT)	(181,341)

(1,700)	T-Mobile US, Inc. *	(232,934)

(16,800)	Teladoc Health, Inc. *	(2,426,256)

(4,800)	Tesla, Inc. *	(3,531,456)

(3,000)	Trade Desk, Inc. (The) – Class A *	(240,150)

(8,900)	Twilio, Inc. – Class A *	(3,176,944)

(36,500)	Twitter, Inc. *	(2,354,250)

(56,000)	Uber Technologies, Inc. *	(2,191,840)

(68,000)	UDR, Inc. (REIT)	(3,673,360)

(9,300)	Vail Resorts, Inc. *	(2,835,105)

(33,600)	Vistra Corp.	(641,424)

(4,800)	Wayfair, Inc. – Class A *	(1,347,600)

(114,300)	Williams Cos, Inc. (The)	(2,822,067)

(200)	XPO Logistics, Inc. *	(17,382)

(18,000)	Zendesk, Inc. *	(2,224,800)

(8,500)	Zillow Group, Inc. – Class A *	(812,600)

(24,156)	Zillow Group, Inc. – Class C *	(2,313,420)

(200)	Zoetis, Inc.	(40,912)

(100)	Zoom Video Communications, Inc. – Class A *	(28,950)

(15,300)	Zscaler, Inc. *	(4,258,602)

	Total United States	(225,102,298)

	TOTAL COMMON STOCKS (PROCEEDS $366,673,423)	(409,525,521)

	PREFERRED STOCKS (e) — (0.2)%

	Germany — (0.2)%

(4,807)	Sartorius AG	(3,166,912)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,100,535)	(3,166,912)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $368,773,958)	(412,692,433)

	Other Assets and Liabilities (net) — 16.8%	343,223,132

	TOTAL NET ASSETS — 100.0%	$2,043,647,360

See accompanying notes to the financial statements.	37

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/21/2021	GS	AUD	18,810,100	USD	13,809,454	45,221
11/09/2021	JPM	AUD	7,290,000	USD	5,374,824	39,940
11/09/2021	MSCI	AUD	26,030,000	USD	19,272,404	223,430
09/02/2021	GS	BRL	717,346	USD	140,000	1,270
11/03/2021	JPM	CAD	7,821,632	USD	6,150,000	(48,916)
10/13/2021	MSCI	CHF	25,621,527	USD	28,057,108	49,666
11/18/2021	MSCI	CLP	315,080,000	USD	401,632	(4,196)
10/26/2021	JPM	COP	787,760,000	USD	202,903	(5,512)
10/26/2021	MSCI	COP	5,596,780,000	USD	1,430,000	(50,717)
10/18/2021	GS	CZK	5,186,450	USD	240,000	(748)
10/18/2021	MSCI	CZK	2,738,696	USD	126,767	(360)
09/30/2021	JPM	EUR	1,320,000	USD	1,552,691	(6,763)
10/21/2021	DB	EUR	56,305,734	USD	66,489,305	(57,395)
10/21/2021	MSCI	EUR	28,152,866	USD	33,240,694	(32,655)
10/13/2021	BCLY	GBP	3,030,000	USD	4,224,435	58,229
10/13/2021	JPM	GBP	1,230,000	USD	1,703,898	12,666
10/21/2021	MSCI	GBP	19,255,900	USD	26,388,285	(88,567)
10/21/2021	GS	HKD	66,779,900	USD	8,596,911	9,554
09/14/2021	BCLY	HUF	96,541,737	USD	339,296	12,784
09/14/2021	CITI	HUF	161,704,455	USD	550,000	3,102
09/14/2021	DB	HUF	494,030,831	USD	1,640,000	(30,854)
09/13/2021	JPM	INR	24,735,480	USD	332,127	(6,375)
09/09/2021	JPM	JPY	287,538,474	USD	2,610,000	(3,761)
10/21/2021	SSB	JPY	4,777,289,000	USD	43,618,921	177,376
11/12/2021	CITI	KRW	842,020,000	USD	720,000	(6,056)
11/12/2021	MSCI	KRW	1,531,227,314	USD	1,334,240	13,894
10/21/2021	BOA	MXN	7,590,378	USD	370,000	(5,469)
10/05/2021	MSCI	NZD	34,200,000	USD	23,960,007	(138,850)
09/16/2021	JPM	PHP	47,632,680	USD	945,055	(13,936)
10/29/2021	JPM	RON	10,373,309	USD	2,467,075	(8,588)
10/15/2021	JPM	SGD	1,244,808	USD	919,220	(6,592)
10/18/2021	MSCI	THB	79,565,649	USD	2,433,200	(34,915)
10/21/2021	BOA	USD	3,072,362	AUD	4,177,500	(15,490)
10/21/2021	DB	USD	402,261	AUD	560,800	8,103
10/21/2021	SSB	USD	3,263,836	AUD	4,423,400	(27,027)
09/02/2021	MSCI	USD	2,507,387	BRL	13,407,248	85,490
12/02/2021	MSCI	USD	1,964,437	BRL	10,477,720	33,507
11/03/2021	JPM	USD	26,299,622	CAD	32,692,929	(389,333)
11/18/2021	MSCI	USD	399,609	CLP	315,080,000	6,218
09/30/2021	BOA	USD	1,247,874	EUR	1,060,000	4,414
09/30/2021	DB	USD	9,422,509	EUR	7,895,000	(95,321)
09/30/2021	JPM	USD	1,642,514	EUR	1,400,000	11,453

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/21/2021	BBH	USD	2,837,114	EUR	2,422,600	26,112
10/21/2021	JPM	USD	45,583,533	EUR	38,559,500	(10,777)
10/13/2021	JPM	USD	2,431,831	GBP	1,780,000	15,644
10/13/2021	MSCI	USD	18,136,104	GBP	13,115,000	(103,167)
10/21/2021	BBH	USD	721,210	GBP	527,100	3,552
10/21/2021	GS	USD	6,194,172	GBP	4,480,300	(33,762)
10/21/2021	SSB	USD	6,479,600	GBP	4,700,500	(16,415)
10/21/2021	BBH	USD	373,384	HKD	2,908,800	664
10/21/2021	GS	USD	2,280,913	HKD	17,747,900	1,324
10/21/2021	SSB	USD	2,455,027	HKD	19,089,000	(336)
09/14/2021	CITI	USD	470,000	HUF	140,200,248	4,169
09/14/2021	DB	USD	410,000	HUF	122,384,918	3,916
11/08/2021	CITI	USD	360,000	IDR	5,216,724,000	4,587
11/08/2021	JPM	USD	2,094,465	IDR	30,254,551,000	19,966
10/29/2021	BOA	USD	490,000	ILS	1,579,498	2,605
09/09/2021	JPM	USD	17,519,991	JPY	1,911,790,213	(141,581)
10/21/2021	BOA	USD	11,849,839	JPY	1,305,983,900	25,925
10/21/2021	GS	USD	2,123,807	JPY	232,895,400	(6,008)
10/21/2021	JPM	USD	11,438,218	JPY	1,256,444,800	(12,930)
10/21/2021	MSCI	USD	2,445,929	MXN	49,394,562	(2,555)
09/14/2021	BCLY	USD	4,463,036	NOK	37,017,199	(205,249)
09/14/2021	JPM	USD	9,140,000	NOK	80,095,047	72,681
10/05/2021	BCLY	USD	2,447,421	NZD	3,460,000	(9,349)
10/05/2021	JPM	USD	1,655,641	NZD	2,360,000	7,321
11/18/2021	JPM	USD	738,474	PEN	3,008,100	(3,926)
11/18/2021	MSCI	USD	330,000	PEN	1,343,100	(2,028)
09/16/2021	JPM	USD	530,000	PHP	26,862,840	10,831
11/18/2021	MSCI	USD	142,524	PLN	554,013	2,131
11/10/2021	CITI	USD	2,392,611	RUB	178,558,202	21,305
11/05/2021	MSCI	USD	24,977,189	SEK	214,483,621	(111,129)
10/15/2021	BOA	USD	340,000	SGD	461,719	3,398
10/15/2021	DB	USD	327,596	SGD	444,990	3,361
10/15/2021	GS	USD	250,000	SGD	338,099	1,458
10/18/2021	CITI	USD	980,000	THB	32,751,192	35,937
10/25/2021	BCLY	USD	1,570,000	TRY	14,330,109	106,596
10/25/2021	GS	USD	380,000	TRY	3,400,564	17,860
10/29/2021	JPM	USD	2,351,382	ZAR	35,281,309	59,328
10/29/2021	CITI	ZAR	7,506,178	USD	490,000	(22,884)

						$(513,504)

38	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,040	Euro STOXX 50	September 2021	51,358,617	(665,036)
134	FTSE 100 Index	September 2021	13,076,077	(53,904)
21	Hang Seng Index	September 2021	3,475,156	(58,389)
1,980	Mini MSCI Emerging Markets	September 2021	128,620,800	(1,643,900)
903	S&P 500 EMini	September 2021	204,100,575	(12,814,807)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales — continued
171	SGX Nifty 50	September 2021	5,841,264	(158,643)
52	SPI 200 Futures	September 2021	7,074,893	(146,851)
103	TOPIX Index	September 2021	18,375,718	(58,623)

			$431,923,100	$(15,600,153)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.60)%	6 Month CHF LIBOR	CHF	9,360,000	09/15/2023	Semi-Annually	—	(12,674)	(12,674)
(0.67)%	6 Month CHF LIBOR	CHF	10,990,000	09/15/2023	Semi-Annually	—	534	534
0.32%	3 Month AUD BBSW	AUD	960,000	12/15/2023	Quarterly	272	(44)	(316)
0.32%	3 Month AUD BBSW	AUD	10,760,000	12/15/2023	Quarterly	—	(492)	(492)
0.29%	3 Month AUD BBSW	AUD	17,010,000	12/15/2023	Quarterly	—	6,675	6,675
0.29%	3 Month AUD BBSW	AUD	62,230,000	12/15/2023	Quarterly	—	20,784	20,784
GBP - SONIA - COMPOUND	0.32%	GBP	82,310,000	12/15/2023	Annually	—	(32,811)	(32,811)
GBP - SONIA - COMPOUND	0.35%	GBP	92,350,000	12/15/2023	Annually	(291)	31,435	31,726
3 Month NZD Bank Bill Rate	1.36%	NZD	19,150,000	12/15/2023	Quarterly	—	(27,218)	(27,218)
3 Month NZD Bank Bill Rate	1.37%	NZD	65,930,000	12/15/2023	Quarterly	—	(84,110)	(84,110)
3 Month NZD Bank Bill Rate	1.45%	NZD	11,410,000	12/15/2023	Quarterly	—	(3,246)	(3,246)
3 Month NZD Bank Bill Rate	1.45%	NZD	44,600,000	12/15/2023	Quarterly	(2,387)	(9,595)	(7,208)
0.08%	3 Month SEK STIBOR	SEK	89,100,000	12/15/2023	Quarterly	—	2,758	2,758
0.08%	3 Month SEK STIBOR	SEK	673,500,000	12/15/2023	Quarterly	—	23,970	23,970
0.08%	3 Month SEK STIBOR	SEK	242,400,000	12/15/2023	Quarterly	—	10,312	10,312
0.09%	3 Month SEK STIBOR	SEK	12,050,000	12/15/2023	Quarterly	41	150	109
0.98%	3 Month CAD LIBOR	CAD	77,980,000	12/18/2023	Semi-Annually	2,580	(49,347)	(51,927)
(0.48)%	6 Month EURIBOR	EUR	3,580,000	12/20/2023	Semi-Annually	625	1,673	1,048
0.45%	3 Month USD LIBOR	USD	57,250,000	12/20/2023	Quarterly	8,143	(48,782)	(56,925)
6 Month CHF LIBOR	(0.12)%	CHF	2,190,000	09/15/2031	Semi-Annually	—	(7,246)	(7,246)
6 Month CHF LIBOR	(0.15)%	CHF	3,000,000	09/15/2031	Semi-Annually	—	(18,622)	(18,622)
6 Month CHF LIBOR	0.03%	CHF	1,880,000	09/15/2031	Semi-Annually	—	26,165	26,165
6 Month CHF LIBOR	(0.04)%	CHF	3,070,000	09/15/2031	Semi-Annually	—	16,884	16,884
6 Month CHF LIBOR	(0.03)%	CHF	7,470,000	09/15/2031	Semi-Annually	2,481	51,909	49,428
6 Month CHF LIBOR	(0.09)%	CHF	21,260,000	09/15/2031	Semi-Annually	(7,356)	7,884	15,240
6 Month AUD BBSW	1.28%	AUD	13,980,000	12/15/2031	Semi-Annually	(38,345)	(97,423)	(59,078)
6 Month AUD BBSW	1.30%	AUD	1,800,000	12/15/2031	Semi-Annually	—	(9,017)	(9,017)
6 Month AUD BBSW	1.31%	AUD	1,800,000	12/15/2031	Semi-Annually	—	(7,632)	(7,632)
6 Month AUD BBSW	1.37%	AUD	2,280,000	12/15/2031	Semi-Annually	—	(1,052)	(1,052)
1.28%	6 Month AUD BBSW	AUD	8,680,000	12/15/2031	Semi-Annually	20,955	57,452	36,497
3 Month CAD LIBOR	1.69%	CAD	62,090,000	12/15/2031	Semi-Annually	—	(301,530)	(301,530)
3 Month CAD LIBOR	1.71%	CAD	48,990,000	12/15/2031	Semi-Annually	—	(157,728)	(157,728)
3 Month CAD LIBOR	1.73%	CAD	3,850,000	12/15/2031	Semi-Annually	(2,579)	(6,953)	(4,374)
3 Month CAD LIBOR	1.77%	CAD	17,430,000	12/15/2031	Semi-Annually	(6,065)	17,797	23,862

See accompanying notes to the financial statements.	39

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.56%	GBP - SONIA - COMPOUND	GBP	33,930,000	12/15/2031	Annually	—	445,843	445,843
0.56%	GBP - SONIA - COMPOUND	GBP	16,950,000	12/15/2031	Annually	—	221,142	221,142
0.59%	GBP - SONIA - COMPOUND	GBP	28,920,000	12/15/2031	Annually	—	248,877	248,877
0.60%	GBP - SONIA - COMPOUND	GBP	1,940,000	12/15/2031	Annually	832	15,143	14,311
0.64%	GBP - SONIA - COMPOUND	GBP	19,960,000	12/15/2031	Annually	(5,149)	42,400	47,549
0.64%	GBP - SONIA - COMPOUND	GBP	1,210,000	12/15/2031	Annually	1,949	2,990	1,041
3 Month NZD Bank Bill Rate	1.96%	NZD	3,860,000	12/15/2031	Quarterly	522	(16,058)	(16,580)
3 Month NZD Bank Bill Rate	2.00%	NZD	1,980,000	12/15/2031	Quarterly	—	(3,499)	(3,499)
3 Month NZD Bank Bill Rate	2.00%	NZD	36,620,000	12/15/2031	Quarterly	(16,325)	(52,877)	(36,552)
1.96%	3 Month NZD Bank Bill Rate	NZD	4,120,000	12/15/2031	Quarterly	—	17,806	17,806
1.97%	3 Month NZD Bank Bill Rate	NZD	2,460,000	12/15/2031	Quarterly	—	9,438	9,438
2.00%	3 Month NZD Bank Bill Rate	NZD	23,580,000	12/15/2031	Quarterly	18,820	37,098	18,278
3 Month SEK STIBOR	0.56%	SEK	18,200,000	12/15/2031	Quarterly	—	(18,937)	(18,937)
3 Month SEK STIBOR	0.56%	SEK	138,000,000	12/15/2031	Quarterly	—	(147,499)	(147,499)
3 Month SEK STIBOR	0.59%	SEK	49,380,000	12/15/2031	Quarterly	—	(36,839)	(36,839)
3 Month SEK STIBOR	0.64%	SEK	158,830,000	12/15/2031	Quarterly	(1,020)	(26,744)	(25,724)
3 Month SEK STIBOR	0.64%	SEK	6,180,000	12/15/2031	Quarterly	(47)	(1,041)	(994)
6 Month EURIBOR	(0.08)%	EUR	840,000	12/17/2031	Semi-Annually	(208)	(8,390)	(8,182)
(0.08)%	6 Month EURIBOR	EUR	17,870,000	12/17/2031	Semi-Annually	8,487	180,634	172,147
1.41%	3 Month USD LIBOR	USD	30,720,000	12/17/2031	Quarterly	17,858	(107,527)	(125,385)
1.36%	3 Month USD LIBOR	USD	1,070,000	12/17/2031	Quarterly	—	1,063	1,063
3 Month USD LIBOR	1.42%	USD	12,860,000	12/17/2031	Quarterly	(1,390)	51,160	52,550

						$2,403	$255,043	$252,640

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation on Total Return on CSI 500 Index	GS	USD	2,524,457	12/07/2021	Monthly	—	121,177	121,177
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	4,678,596	05/24/2022	Monthly	—	(154,353)	(154,353)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	150,314	05/24/2022	Monthly	—	(14,574)	(14,574)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	385,717	05/24/2022	Monthly	—	(19,302)	(19,302)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.50%	GS	USD	4,501,775	05/24/2022	Monthly	—	87,761	87,761
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	06/21/2022	Monthly	—	—	—
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	23,416,452	10/18/2022	Monthly	—	(734,961)	(734,961)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,290,698	10/18/2022	Monthly	—	(5,159)	(5,159)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	8,843,985	05/18/2023	Monthly	—	(139,873)	(139,873)

							$—	$(859,284)	$(859,284)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

40	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Security is in default.

(g)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(j)	The following table represents the individual short positions within the custom equity basket swap as of August 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

6,590,000	Alibaba Pictures Group Ltd	2.9%	702,366

3,897,000	China Molybdenum Co Ltd – Class H	12.6%	3,040,309

286,000	China Resources Beer Holdings Co Ltd	9.8%	2,351,887

1,144,000	China Youzan Ltd	0.7%	160,153

61,500	Citic Securities Co Ltd – Class H	0.6%	155,766

12,400	Fuyao Glass Industry Group Co Ltd – Class H	0.3%	76,307

99,000	Galaxy Entertainment Group Ltd	2.6%	634,748

1,362,000	Greentown Service Group Co Ltd	6.0%	1,456,504

18,000	Haidilao International Holding Ltd	0.3%	73,461

52,000	Hong Kong Exchanges and Clearing Ltd	13.6%	3,285,050

828,000	Kingdee International Software Group Co Ltd	12.5%	3,015,057

87,000	New World Development Co Ltd	1.7%	409,216

548,000	Sands China Ltd	7.3%	1,760,504

900,000	SJM Holdings Ltd	3.3%	783,194

50,000	Venus Medtech Hangzhou Inc – Class H	1.0%	236,664

1,218,800	Wynn Macau Ltd	5.7%	1,373,263

221,000	Yihai International Holding Ltd.	5.0%	1,195,619

2,400,000	Zijin Mining Group Co Ltd – Class H	14.1%	3,395,944

	TOTAL COMMON STOCKS		$24,106,012

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

See accompanying notes to the financial statements.	41

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	69.5%
Debt Obligations	21.7
Short-Term Investments	4.1
Investment Funds	3.0
Preferred Stocks	1.0
Swap Contracts	0.1
Loan Assignments	0.0	^
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.2)
Securities Sold Short	(8.4)
Other	9.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	8.8%
Other Emerging	3.4	†
Other Developed	0.1	‡
Euro Region	0.0	^#

	12.3%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	23.2%
Japan	7.5
China	5.6
Other Developed	4.8	‡
Taiwan	4.3
Other Emerging	3.9	†
United Kingdom	3.6
Russia	3.1
Germany	2.3
France	1.9
South Korea	1.4
Netherlands	1.3
Switzerland	1.1
Spain	1.1
Euro Region	0.0	^#

	65.1%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0% .

42

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

7,049,035	GMO Alternative Allocation Fund, Class VI	127,658,024

1,568,980	GMO Asset Allocation Bond Fund, Class VI	39,114,673

791,885	GMO Emerging Country Debt Fund, Class VI	20,771,137

3,193,643	GMO Emerging Markets Fund, Class VI	117,877,364

4,610,315	GMO International Equity Fund, Class IV	116,272,139

1,163,298	GMO-Usonian Japan Value Creation Fund, Class VI	26,511,566

2,907,912	GMO Multi-Sector Fixed Income Fund	58,681,667

748,819	GMO Opportunistic Income Fund, Class VI	19,469,286

699,875	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	19,862,444

441,141	GMO Quality Fund, Class VI	13,476,847

3,433,803	GMO U.S. Equity Fund, Class VI	54,425,777

1,527,163	GMO U.S. Small Cap Value Fund, Class VI	39,629,874

408	GMO U.S. Treasury Fund	2,057

	TOTAL MUTUAL FUNDS (COST $630,909,987)	653,752,855

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

19,260	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 0.36%, due 02/25/36	4,048

8,649	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.58%, due 10/25/34	8,272

8,755	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.34%, due 02/26/34	7,597

	Total Asset-Backed Securities	19,917

	TOTAL DEBT OBLIGATIONS (COST $24,468)	19,917

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

404,409	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	404,409

	TOTAL SHORT-TERM INVESTMENTS (COST $404,409)	404,409

	TOTAL INVESTMENTS — 100.0% (Cost $631,338,864)	654,177,181

	Other Assets and Liabilities (net) — 0.00%	151,426

	TOTAL NET ASSETS — 100.0%	$654,328,607

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

See accompanying notes to the financial statements.	43

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investments	2.5
Preferred Stocks	1.1
Debt Obligations	0.2
Investment Funds	0.1
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.1)
Other	(0.1)

100.0%

Country/Region Summary¤	% of Investments
United States	39.3%
Japan	12.3
United Kingdom	8.5
Germany	4.9
France	4.8
Other Developed	3.9 ‡
Other Emerging	3.7 †
China	3.3
Switzerland	3.1
Netherlands	3.0
Taiwan	2.8
Spain	2.5
Italy	1.9
Russia	1.8
Singapore	1.7
Australia	1.5
Hong Kong	1.0

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

44

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

250,818	GMO Emerging Markets Fund, Class VI	9,257,678

1,647,731	GMO International Equity Fund, Class IV	41,555,784

161,367	GMO-Usonian Japan Value Creation Fund, Class VI	3,677,559

175,107	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	4,969,538

425,403	GMO Quality Fund, Class VI	12,996,060

1,052,398	GMO U.S. Equity Fund, Class VI	16,680,504

358,517	GMO U.S. Small Cap Value Fund, Class VI	9,303,507

	TOTAL MUTUAL FUNDS (COST $77,736,047)	98,440,630

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

59,647	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	59,647

	TOTAL SHORT-TERM INVESTMENTS (COST $59,647)	59,647

	TOTAL INVESTMENTS — 100.0% (Cost $77,795,694)	98,500,277

	Other Assets and Liabilities (net) — (0.0%)	(30,939)

	TOTAL NET ASSETS — 100.0%	$98,469,338

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

See accompanying notes to the financial statements.	45

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.7%
Short-Term Investments	2.3
Preferred Stocks	1.5
Debt Obligations	0.6
Investment Funds	0.3
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.1)
Other	(0.3)

100.0%

Country/Region Summary¤	% of Investments
United States	29.5%
Japan	10.9
China	8.3
United Kingdom	7.4
Taiwan	6.6
Russia	4.3
Other Developed	4.2 ‡
Germany	4.1
France	4.1
Other Emerging	3.4 †
Switzerland	2.6
Netherlands	2.5
Korea	2.4
Spain	2.2
India	1.7
Italy	1.6
Singapore	1.5
Mexico	1.5
Australia	1.2

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0% .

46

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

11,477,889	GMO Emerging Markets Fund, Class VI	423,648,869

24,041,974	GMO International Equity Fund, Class IV	606,338,595

2,973,327	GMO-Usonian Japan Value Creation Fund, Class VI	67,762,112

3,095,345	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	87,845,889

7,697,733	GMO Quality Fund, Class VI	235,165,737

7,477,745	GMO U.S. Equity Fund, Class VI	118,522,265

6,524,350	GMO U.S. Small Cap Value Fund, Class VI	169,306,883

	TOTAL MUTUAL FUNDS (COST $1,483,894,954)	1,708,590,350

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

659,761	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	659,761

	TOTAL SHORT-TERM INVESTMENTS (COST $659,761)	659,761

	TOTAL INVESTMENTS — 100.0% (Cost $1,484,554,715)	1,709,250,111

	Other Assets and Liabilities (net) — (0.0%)	(88,816)

	TOTAL NET ASSETS — 100.0%	$1,709,161,295

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

See accompanying notes to the financial statements.	47

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	84.3%
Debt Obligations	12.2
Preferred Stocks	1.2
Short-Term Investments	0.7
Investment Funds	0.5
Mutual Funds	0.2
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Swap Contracts	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.6)
Securities Sold Short	(26.8)
Other	28.3

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	2.8%
Other Developed	0.1	‡
Other Emerging	0.1	†
Euro Region	0.0	^§

	3.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	11.0%
Japan	9.9
United States	7.1
Other Developed	6.2	‡
Taiwan	4.6
Russia	3.8
South Korea	3.4
India	2.3
Other Emerging	2.1	†
United Kingdom	2.1
Brazil	1.5
Canada	1.4
Mexico	1.1
Netherlands	1.1
South Africa	1.1

	58.7%

Industry Group Summary	% of Equity Investments#
Banks	15.4%
Materials	12.7
Capital Goods	10.1
Technology Hardware & Equipment	8.8
Consumer Durables & Apparel	5.9
Automobiles & Components	5.7
Energy	5.5
Food, Beverage & Tobacco	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Insurance	4.3
Commercial & Professional Services	3.5
Semiconductors & Semiconductor Equipment	3.4
Telecommunication Services	3.1
Media & Entertainment	2.8
Retailing	2.4
Real Estate	2.2
Utilities	2.0
Health Care Equipment & Services	1.9
Food & Staples Retailing	1.6
Diversified Financials	1.4
Transportation	0.5
Household & Personal Products	0.4
Software & Services	(0.3)
Consumer Services	(2.4)

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

48

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.3%

	Argentina — 0.0%

59,400	Banco BBVA Argentina SA ADR *	258,390

59,700	Grupo Financiero Galicia SA ADR	643,566

	Total Argentina	901,956

	Australia — 1.4%

233,742	Accent Group Ltd	366,377

120,256	Adairs Ltd (a)	351,484

16,502	Afterpay Ltd * (b)	1,605,140

94,352	Australian Pharmaceutical Industries Ltd (a)	92,730

48,776	Aventus Group (REIT)	118,714

360,696	Bank of Queensland Ltd	2,484,345

533,033	BlueScope Steel Ltd	9,745,080

242,004	Brambles Ltd	2,139,142

22,781	Codan Ltd	249,815

1,031,296	Dexus (REIT)	8,025,562

844,604	Fortescue Metals Group Ltd	12,876,201

82,845	GDI Property Group (REIT)	73,258

328,387	Genworth Mortgage Insurance Australia Ltd	531,042

2,303,959	GPT Group (The) (REIT)	8,156,607

52,900	McMillan Shakespeare Ltd	481,096

41,098	Metcash Ltd (a)	122,201

10,601	Mineral Resources Ltd	421,704

1,832,148	Mirvac Group (REIT)	4,172,508

233,134	Mount Gibson Iron Ltd	103,574

185,251	Rio Tinto Ltd	15,072,965

321,672	Sandfire Resources Ltd	1,515,563

2,193,361	Scentre Group (REIT)	4,561,909

54,595	Southern Cross Media Group Ltd *	88,818

968,808	Stockland (REIT)	3,264,777

12,602	Super Retail Group Ltd	112,944

33,424	Virtus Health Ltd (a)	166,713

	Total Australia	76,900,269

	Austria — 0.0%

5,489	Semperit AG Holding	220,433

	Belgium — 0.5%

275,925	Ageas SA/NV (a)	13,788,794

15,143	AGFA-Gevaert NV *	77,155

10,984	Bekaert SA	522,940

57,505	bpost SA *	555,822

850	Cie d’Entreprises CFE	97,713

3,562	Groupe Bruxelles Lambert SA	408,084

5,551	Orange Belgium SA	130,766

517	Sofina SA	228,548

6,212	Telenet Group Holding NV (b)	236,363

Shares	Description	Value ($)

	Belgium — continued

83,692	UCB SA	9,575,114

	Total Belgium	25,621,299

	Brazil — 1.3%

483,900	Ambev SA	1,600,273

3,115,000	Banco Bradesco SA	12,012,280

272,500	Banco do Brasil SA	1,603,654

391,200	Blau Farmaceutica SA	3,877,350

343,000	Camil Alimentos SA	630,173

191,300	Cia Siderurgica Nacional SA	1,289,688

216,300	Dimed SA Distribuidora da Medicamentos	712,801

265,300	EDP – Energias do Brasil SA	946,107

144,500	Fleury SA	661,188

138,700	Mahle-Metal Leve SA	1,061,146

1,220,600	Marfrig Global Foods SA	4,836,794

1,775,000	Petrobras Distribuidora SA	9,333,614

245,600	Petroleo Brasileiro SA Sponsored ADR	2,662,304

59,500	Ser Educacional SA	149,360

200,500	Telefonica Brasil SA	1,695,650

2,447,600	TIM SA	5,897,945

948,200	Vale SA Sponsored ADR	18,082,174

1,373,000	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	4,038,704

	Total Brazil	71,091,205

	Canada — 1.6%

29,700	AGF Management Ltd – Class B	177,025

41,000	Bank of Montreal	4,080,339

65,100	Bank of Nova Scotia (The)	4,032,469

2,611,012	Bombardier Inc – Class B *	3,807,920

99,568	Brookfield Asset Management Inc – Class A	5,531,002

94,100	Canaccord Genuity Group Inc	1,123,994

134,200	Canadian Apartment Properties (REIT)	6,500,188

20,600	Canadian Tire Corp Ltd – Class A	3,134,942

3,300	Canadian Western Bank	96,726

104,600	Canfor Corp *	2,245,130

8,200	Canfor Pulp Products Inc * (a)	42,441

99,500	Cascades Inc	1,236,603

39,700	Celestica Inc * (c)	377,150

112,700	Celestica Inc * (c)	1,069,250

29,300	Cenovus Energy Inc	243,151

12,100	Cogeco Inc	875,527

255,600	Corus Entertainment Inc – B Shares (b)	1,266,199

7,900	Enerplus Corp (a)	46,712

1,100	Fairfax Financial Holdings Ltd	486,916

2,900	Finning International Inc	75,485

18,900	iA Financial Corp Inc	1,048,028

26,800	Imperial Oil Ltd (c)	707,252

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

64,200	Imperial Oil Ltd (a) (c)	1,699,075

29,300	Interfor Corp	622,159

54,700	Intertape Polymer Group Inc	1,333,628

7,100	Laurentian Bank of Canada	239,115

53,100	Linamar Corp	3,008,432

105,300	Magna International Inc	8,315,332

6,100	Morguard North American Residential Real Estate Investment Trust	86,545

6,600	Mullen Group Ltd (a)	69,314

70,685	Nutrien Ltd	4,289,873

139,700	Power Corp of Canada	4,821,098

757,976	Shaw Communications Inc – Class B (b)	22,307,018

1,300	Stantec Inc	62,803

23,400	Teck Resources Ltd – Class B	527,670

22,900	Toronto-Dominion Bank (The)	1,487,098

16,700	Tourmaline Oil Corp	446,604

11,800	Transat AT Inc * (a)	48,167

39,720	Transcontinental Inc – Class A	768,805

11,900	Wajax Corp	225,144

15,500	West Fraser Timber Co Ltd	1,196,853

	Total Canada	89,759,182

	Chile — 0.0%

15,002	CAP SA	213,249

350,476	Falabella SA	1,388,145

9,603	Inversiones La Construccion SA	45,481

	Total Chile	1,646,875

	China — 11.0%

4,600	360 DigiTech Inc ADR *	104,880

5,338,000	361 Degrees International Ltd *	2,547,948

270,000	7Road Holdings Ltd * (d)	87,137

3,893,000	Agile Group Holdings Ltd	4,464,443

1,231,300	Agricultural Bank of China Ltd – Class A	563,847

69,540,000	Agricultural Bank of China Ltd – Class H	23,312,444

65,700	Alibaba Group Holding Ltd Sponsored ADR *	10,971,243

2,768,000	Angang Steel Co Ltd – Class H (a)	2,114,725

39,895	Anhui Conch Cement Co Ltd – Class A	246,676

1,319,500	Anhui Conch Cement Co Ltd – Class H	7,139,309

43,000	ANTA Sports Products Ltd	883,257

30,500	Autohome Inc ADR (b)	1,349,930

9,271,500	BAIC Motor Corp Ltd – Class H (a)	3,384,656

61,800	Baidu Inc Sponsored ADR * (b)	9,703,836

11,196,200	Bank of China Ltd – Class A	5,248,652

58,748,000	Bank of China Ltd – Class H	20,587,267

30,566,000	Bank of Communications Co Ltd – Class H	17,554,138

Shares	Description	Value ($)

	China — continued

475,500	Beijing Enterprises Holdings Ltd	1,636,404

1,078,000	Beijing Enterprises Water Group Ltd *	444,606

1,005,000	BYD Electronic International Co Ltd (a)	4,597,269

403,000	China Aoyuan Group Ltd (a)	240,943

11,555,000	China Cinda Asset Management Co Ltd – Class H	2,049,397

789,000	China CITIC Bank Corp Ltd – Class H	362,723

10,536,485	China Communications Services Corp Ltd – Class H	5,599,088

29,344,803	China Construction Bank Corp – Class H	21,144,622

3,283,000	China Dongxiang Group Co Ltd	388,178

3,384,000	China Everbright Bank Co Ltd – Class H	1,212,901

1,417,000	China Everbright Environment Group Ltd	979,664

6,780,000	China Feihe Ltd	12,251,632

237,200	China Gas Holdings Ltd	686,602

3,659,000	China Greenfresh Group Co Ltd * (e)	—

11,910,500	China Hongqiao Group Ltd	17,665,905

68,332,000	China Huarong Asset Management Co Ltd – Class H * (e)	6,677,294

254,400	China International Marine Containers Group Co Ltd – Class A	721,362

3,398,000	China Lesso Group Holdings Ltd	7,272,891

1,066,000	China Lilang Ltd	665,152

140,000	China Longyuan Power Group Corp Ltd – Class H	285,341

5,460,925	China Medical System Holdings Ltd	10,718,485

537,719	China Merchants Bank Co Ltd – Class A	4,073,440

14,736,000	China National Building Material Co Ltd – Class H	20,123,469

1,630,000	China Oriental Group Co Ltd	602,324

353,000	China Overseas Grand Oceans Group Ltd	234,589

3,343,500	China Overseas Land & Investment Ltd	7,702,376

314,290	China Pacific Insurance Group Co Ltd – Class A	1,279,530

406,200	China Pacific Insurance Group Co Ltd – Class H	1,144,822

12,600	China Petroleum & Chemical Corp ADR	604,674

36,634,000	China Petroleum & Chemical Corp – Class H	17,625,987

672,900	China Railway Group Ltd – Class A	585,894

28,781,000	China Railway Group Ltd – Class H	13,783,925

639,042	China Railway Signal & Communication Corp Ltd – Class A	517,109

5,153,000	China Reinsurance Group Corp – Class H	536,176

232,000	China Resources Gas Group Ltd	1,406,357

1,656,000	China Resources Land Ltd	6,150,912

50	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

5,747,500	China Resources Pharmaceutical Group Ltd	2,989,034

77,800	China Shenhua Energy Co Ltd – Class A	240,671

510,000	China Shineway Pharmaceutical Group Ltd	551,490

2,586,000	China South City Holdings Ltd	239,242

38,500	China Tian Lun Gas Holdings Ltd (a)	39,466

5,902,000	China Traditional Chinese Medicine Holdings Co Ltd *	2,809,190

2,170,082	China Vanke Co Ltd – Class A	6,645,343

22,900	China Yangtze Power Co Ltd – Class A	68,507

326,000	China Yongda Automobiles Services Holdings Ltd	546,243

24,300	China Yuchai International Ltd	346,275

4,237,600	China Zhongwang Holdings Ltd * (a)	919,624

284,800	Chinese Universe Publishing and Media Group Co Ltd – Class A	456,781

127,000	CIMC Vehicles Group Co Ltd – Class H *	108,472

7,039,000	CITIC Ltd	8,745,479

4,051,506	Country Garden Holdings Co Ltd	4,478,128

1,695,991	CSG Holding Co Ltd – Class A	3,079,155

1,486,000	CSPC Pharmaceutical Group Ltd	1,885,142

12,958,000	Dongfeng Motor Group Co Ltd – Class H	14,188,872

3,771,000	Dongyue Group Ltd (a)	12,971,518

283,000	ENN Energy Holdings Ltd	5,599,902

242,200	Everbright Securities Co Ltd – Class H (a)	192,727

5,334,396	Fangda Special Steel Technology Co Ltd – Class A	6,698,791

2,878,500	Fantasia Holdings Group Co Ltd *	262,185

4,353,000	Fosun International Ltd	5,506,093

684,000	Geely Automobile Holdings Ltd	2,478,969

1,068,000	Genertec Universal Medical Group Co Ltd	868,893

641,000	Greenland Hong Kong Holdings Ltd	177,884

1,932,000	Guangdong Investment Ltd	2,683,120

282,400	Guangdong Tapai Group Co Ltd – Class A	450,696

580,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,480,374

3,602,400	Guangzhou R&F Properties Co Ltd – Class H (a)	3,071,444

83,800	Haier Smart Home Co Ltd – Class H	315,675

173,000	Haitian International Holdings Ltd	661,474

495,000	Hello Group Inc Sponsored ADR (b)	6,504,300

119,000	Hengan International Group Co Ltd	689,139

2,901,844	Hisense Home Appliances Group Co Ltd – Class A	5,725,346

1,000,000	Hisense Home Appliances Group Co Ltd – Class H	1,173,973

Shares	Description	Value ($)

	China — continued

68,100	Hollysys Automation Technologies Ltd	1,338,165

798,100	Hopson Development Holdings Ltd	3,109,161

497,700	Industrial & Commercial Bank of China Ltd – Class A	355,551

19,660,400	Industrial & Commercial Bank of China Ltd – Class H	10,948,374

1,513,039	Inner Mongolia Eerduosi Resources Co Ltd – Class A	8,499,996

891,500	Kingboard Holdings Ltd	4,383,437

530,000	Kingboard Laminates Holdings Ltd	1,042,228

488,000	Kunlun Energy Co Ltd	516,128

339,000	KWG Group Holdings Ltd	356,897

79,100	Lao Feng Xiang Co Ltd – Class A	568,990

749,200	Legend Holdings Corp – Class H	1,206,224

6,362,000	Lenovo Group Ltd (a)	7,017,492

583,300	Livzon Pharmaceutical Group Inc – Class H	2,155,118

652,000	Logan Group Co Ltd	777,159

678,500	Longfor Group Holdings Ltd	2,936,084

8,412,000	Lonking Holdings Ltd	2,637,122

141,800	Lufax Holding Ltd ADR *	1,229,406

9,624,000	Metallurgical Corp of China Ltd – Class H	3,827,983

68,200	NetEase Inc	1,305,606

38,700	NetEase Inc ADR (b)	3,770,154

2,837,000	Nexteer Automotive Group Ltd	3,194,998

4,054,000	Nine Dragons Paper Holdings Ltd	5,538,247

2,486,000	PAX Global Technology Ltd	3,073,541

49,700	PetroChina Co Ltd ADR	2,167,417

10,374,000	PetroChina Co Ltd – Class H	4,531,570

13,201,000	PICC Property & Casualty Co Ltd – Class H	11,935,184

243,000	Ping An Insurance Group Co of China Ltd – Class A	1,877,696

754,000	Poly Property Group Co Ltd	199,508

6,393,021	Postal Savings Bank of China Co Ltd – Class A	5,078,642

87,000	Postal Savings Bank of China Co Ltd – Class H	62,677

2,985,000	Powerlong Real Estate Holdings Ltd	2,424,987

287,000	Road King Infrastructure Ltd	326,056

562,000	Seazen Group Ltd *	497,755

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	217,638

201,800	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	487,259

47,500	Shanghai Pharmaceuticals Holding Co Ltd – Class A	141,081

3,041,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	6,034,212

78,400	Shenzhou International Group Holdings Ltd	1,699,408

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued

3,572,576	Shimao Group Holdings Ltd	7,382,080

150,000	Shougang Fushan Resources Group Ltd	48,148

7,089,000	Sihuan Pharmaceutical Holdings Group Ltd	2,105,321

3,714,500	Sinopec Engineering Group Co Ltd – Class H	1,968,182

7,949,200	Sinopharm Group Co Ltd – Class H	20,457,303

2,947,000	Sinotruk Hong Kong Ltd	5,806,368

7,924,000	Skyworth Group Ltd *	2,475,555

176,000	Sun Art Retail Group Ltd (a)	106,775

1,055,000	Sunac China Holdings Ltd	2,697,441

21,300	Sunny Optical Technology Group Co Ltd	644,571

5,146,000	TCL Electronics Holdings Ltd *	2,726,114

404,337	Tencent Holdings Ltd	24,972,977

34,300	Tencent Holdings Ltd ADR (b)	2,114,938

914,000	Tianjin Port Development Holdings Ltd	75,013

3,734,000	Tianneng Power International Ltd (a)	4,997,411

90,894	Tsingtao Brewery Co Ltd – Class A	1,213,767

66,000	Tsingtao Brewery Co Ltd – Class H	540,041

65,000	Want Want China Holdings Ltd	44,171

1,382,000	Weichai Power Co Ltd – Class H	3,487,268

3,605,568	Weifu High-Technology Group Co Ltd – Class A	12,922,273

3,476,000	West China Cement Ltd	554,332

8,000	Yum China Holdings Inc	492,480

9,265,167	Yuzhou Group Holdings Co Ltd (a)	1,785,729

242,000	Zhejiang Expressway Co Ltd – Class H	212,216

232,379	Zhejiang Weixing New Building Materials Co Ltd – Class A	710,168

2,418,296	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	4,886,483

1,233,000	Zhongsheng Group Holdings Ltd	10,309,109

104,700	Zhuzhou CRRC Times Electric Co Ltd – Class H *	629,262

	Total China	611,920,695

	Czech Republic — 0.0%

11,199	CEZ AS	353,015

1,388	Komercni Banka AS *	53,370

366,110	Moneta Money Bank AS *	1,486,489

220	Philip Morris CR AS	159,761

	Total Czech Republic	2,052,635

	Denmark — 0.4%

655	AP Moller – Maersk A/S – Class A	1,775,004

826	AP Moller – Maersk A/S – Class B	2,353,075

2,629	Carlsberg A/S – Class B	459,194

511,554	Danske Bank A/S	8,584,136

17,339	Matas A/S	359,135

72,346	Pandora A/S	8,671,689

Shares	Description	Value ($)

	Denmark — continued

60,981	Scandinavian Tobacco Group A/S	1,238,450

	Total Denmark	23,440,683

	Egypt — 0.0%

75,397	Commercial International Bank Egypt SAE *	221,819

147,213	Eastern Co SAE	110,212

53,203	ElSewedy Electric Co	29,413

221,375	Medinet Nasr Housing	43,435

	Total Egypt	404,879

	Finland — 0.3%

66,509	Kesko Oyj – B Shares	2,752,110

76,052	Neste Oyj	4,632,474

1,390,453	Nokia Oyj *	8,352,633

5,821	Sanoma Oyj (b)	106,911

10,460	Tokmanni Group Corp	301,767

23,485	UPM-Kymmene Oyj	956,745

17,130	Uponor Oyj	552,437

	Total Finland	17,655,077

	France — 1.4%

46,270	ALD SA	651,664

3,411	Amundi SA	322,828

27,444	APERAM SA	1,683,720

68,589	ArcelorMittal SA	2,300,474

2,133	Axway Software SA (b)	72,350

213,986	BNP Paribas SA	13,555,983

1,836	Boiron SA (a)	91,095

909	Caisse Regionale de Credit Agricole Mutuel Nord de France	22,104

681	Christian Dior SE	514,789

98,865	Cie de Saint-Gobain	7,167,014

236,007	Credit Agricole SA	3,406,458

105,597	Derichebourg SA *	1,249,886

2,480	Fnac Darty SA	168,952

820	Groupe Crit (a)	64,933

989	HEXAOM	58,870

33,189	IPSOS (b)	1,608,646

5,079	Kaufman & Broad SA	236,546

5,388	Kering SA	4,291,653

6,872	LVMH Moet Hennessy Louis Vuitton SE	5,090,847

3,010	Maisons du Monde SA	69,511

1,885	Mersen SA	73,538

66,614	Metropole Television SA	1,418,514

14,727	Nexity SA	760,523

229,653	Orange SA	2,610,971

147,780	Publicis Groupe SA (b)	9,701,765

41,751	Quadient SA	1,185,648

52	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued

2,190	Rothschild & Co	86,584

51,857	Safran SA	6,505,232

1,857	SEB SA	292,314

7,094	Societe BIC SA	472,292

311,710	Societe Generale SA	9,810,795

1,769	Synergie SE	76,318

147,200	Television Francaise 1	1,477,618

2,003	TotalEnergies SE (c)	88,236

18,580	TotalEnergies SE (c)	821,842

10,717	Vicat SA	534,049

1,584	Vilmorin & Cie SA	102,521

	Total France	78,647,083

	Germany — 1.7%

21,598	ADVA Optical Networking SE *	357,970

279	Amadeus Fire AG	57,341

125,860	Bayer AG (Registered)	7,001,699

75,359	Bayerische Motoren Werke AG	7,152,981

34,377	Beiersdorf AG	4,172,133

85,902	CECONOMY AG *	402,597

933	Cewe Stiftung & Co KGaA	139,291

196,492	Daimler AG (Registered)	16,575,033

25,634	Deutsche Post AG (Registered)	1,802,303

13,450	Deutz AG *	122,833

223,355	Dialog Semiconductor Plc *	17,753,487

3,472	Draegerwerk AG & Co KGaA	294,886

142,273	Fresenius SE & Co KGaA	7,397,233

887	Grammer AG *	25,722

4,837	Hamburger Hafen und Logistik AG	106,631

65,624	HeidelbergCement AG	5,691,338

3,127	Hornbach Baumarkt AG	125,111

9,501	Hornbach Holding AG & Co KGaA	1,016,357

94,482	Kloeckner & Co SE *	1,275,692

7,767	Merck KGaA	1,845,414

94,271	ProSiebenSat.1 Media SE (b)	1,799,794

11,900	RTL Group SA	739,460

2,861	Salzgitter AG *	107,846

39,868	SAP SE (b)	5,988,570

47,652	Siltronic AG	7,786,568

9,259	Traton SE	273,348

12,833	Volkswagen AG	4,293,821

813	Wuestenrot & Wuerttembergische AG	17,888

	Total Germany	94,323,347

	Greece — 0.0%

14,301	Mytilineos SA	268,480

	Hong Kong — 0.7%

232,700	Budweiser Brewing Co APAC Ltd	581,453

277,000	Chow Sang Sang Holdings International Ltd	421,374

Shares	Description	Value ($)

	Hong Kong — continued

2,229,000	CITIC Telecom International Holdings Ltd	774,018

7,500	CK Asset Holdings Ltd	48,841

1,226,000	CK Hutchison Holdings Ltd	8,937,667

1,170,000	CSI Properties Ltd	37,211

274,400	Dah Sing Banking Group Ltd	263,881

192,800	Dah Sing Financial Holdings Ltd	599,811

5,016,000	First Pacific Co Ltd	1,870,055

994,000	Giordano International Ltd	211,837

102,000	HKT Trust & HKT Ltd – Class SS	139,086

1,040,213	I-CABLE Communications Ltd *	9,632

995,000	IGG Inc	950,324

384,000	Johnson Electric Holdings Ltd	879,420

443,000	K Wah International Holdings Ltd	194,252

174,000	Kerry Logistics Network Ltd (a)	552,926

940,000	Kerry Properties Ltd	3,198,071

1,319,000	Pacific Textiles Holdings Ltd	703,549

8,427,000	PCCW Ltd	4,394,781

201,000	Regal Real Estate Investment Trust	39,819

1,772,000	Shun Tak Holdings Ltd *	507,780

350,000	Singamas Container Holdings Ltd *	52,202

47,000	SITC International Holdings Co Ltd	204,736

139,500	SmarTone Telecommunications Holdings Ltd	78,593

332,000	Sun Hung Kai & Co Ltd	181,794

11,500	Sun Hung Kai Properties Ltd	162,196

227,500	Swire Pacific Ltd – Class A	1,540,136

40,000	TAI Cheung Holdings Ltd	27,211

1,062,000	VSTECS Holdings Ltd	998,888

297,200	VTech Holdings Ltd	2,886,793

5,239,000	WH Group Ltd (a)	4,544,131

543,000	Xinyi Glass Holdings Ltd	2,281,813

831,000	Yue Yuen Industrial Holdings Ltd *	1,685,242

	Total Hong Kong	39,959,523

	Hungary — 0.0%

18,474	OTP Bank Nyrt *	1,115,677

	India — 2.4%

362,378	Apollo Tyres Ltd	1,053,952

142,260	Arvind Ltd *	176,158

67,260	Asian Paints Ltd	2,945,180

218,548	Axis Bank Ltd *	2,347,559

14,712	Bajaj Electricals Ltd *	242,406

445,278	Balrampur Chini Mills Ltd	2,252,333

21,231	Bombay Burmah Trading Co	345,165

10,424	Clean Science & Technology Ltd *	217,525

171,314	Dhampur Sugar Mills Ltd	731,587

22,375	Dr Reddy’s Laboratories Ltd ADR	1,436,699

255,416	Firstsource Solutions Ltd	633,053

97,993	GAIL India Ltd	196,532

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued

77,288	Glenmark Pharmaceuticals Ltd	560,175

1,561,272	HCL Technologies Ltd	25,177,523

77,139	HDFC Bank Ltd	1,663,173

367,562	Hindalco Industries Ltd	2,359,376

166,924	Hindustan Petroleum Corp Ltd	609,387

70,190	Hindustan Unilever Ltd	2,610,189

66,764	Housing Development Finance Corp Ltd	2,546,651

345,835	ICICI Bank Ltd	3,382,013

1,398,683	Indiabulls Housing Finance Ltd	4,277,917

385,620	Indian Oil Corp Ltd	584,894

62,354	Infosys Ltd	1,460,891

218,800	Infosys Ltd Sponsored ADR (b)	5,211,816

944,221	IRCON International Ltd	555,165

1,740,617	ITC Ltd	5,022,055

239,470	Jai Balaji Industries Ltd *	190,353

479,995	Karnataka Bank Ltd (The)	404,012

288	Larsen & Toubro Infotech Ltd	21,012

424,458	LT Foods Ltd	389,775

363,441	Mahindra & Mahindra Ltd	3,937,405

60,308	Mindtree Ltd	2,989,890

1,927	Narayana Hrudayalaya Ltd *	14,145

1,441,973	NTPC Ltd	2,283,815

8,443,790	Oil & Natural Gas Corp Ltd	13,875,787

3,978,694	Power Finance Corp Ltd	7,000,354

657,619	PTC India Ltd	927,908

110,122	Rajesh Exports Ltd	881,466

6,154,843	REC Ltd	12,755,050

124,196	Redington India Ltd	264,816

85,182	Tata Consultancy Services Ltd	4,422,904

1,875,768	Tata Motors Ltd *	7,394,758

677,179	Tata Motors Ltd – Class A *	1,261,189

83,910	Titan Co Ltd	2,202,506

107,024	Wipro Ltd	938,221

	Total India	130,754,740

	Indonesia — 0.4%

3,894,300	Bank Central Asia Tbk PT	8,939,030

5,460,700	Bank Mandiri Persero Tbk PT	2,334,398

4,207,684	Bank Negara Indonesia Persero Tbk PT	1,589,933

3,584,900	Bank Pembangunan Daerah Jawa Timur Tbk PT	179,627

24,295,500	Bank Rakyat Indonesia Persero Tbk PT	6,681,382

2,279,400	Bukit Asam Tbk PT	337,084

2,540,600	Gajah Tunggal Tbk PT	137,138

1,406,200	Indo Tambangraya Megah Tbk PT	1,576,465

53,844,000	Panin Financial Tbk PT *	705,088

8,045,700	Ramayana Lestari Sentosa Tbk PT	360,550

3,910,500	Telkom Indonesia Persero Tbk PT	933,208

	Total Indonesia	23,773,903

Shares	Description	Value ($)

	Ireland — 0.4%

345,259	AIB Group Plc *	1,037,404

714,753	Bank of Ireland Group Plc *	4,473,832

1,924	CRH Plc	101,926

45,600	CRH Plc Sponsored ADR	2,422,272

27,458	Dole Plc *	440,701

20,461	Glanbia Plc	365,291

460,993	Hibernia REIT Plc	689,913

7,809	Kingspan Group Plc	891,749

49,568	Origin Enterprises Plc	195,594

77,301	Permanent TSB Group Holdings Plc *	127,473

270,317	Ryanair Holdings Plc *	5,056,669

96,707	Smurfit Kappa Group Plc (c)	5,542,653

14,978	Smurfit Kappa Group Plc (c)	858,477

	Total Ireland	22,203,954

	Israel — 0.3%

269,421	Bank Leumi Le-Israel BM	2,225,744

44,300	Check Point Software Technologies Ltd *	5,565,409

57,020	Isracard Ltd	236,614

699	Mizrahi Tefahot Bank Ltd	23,254

836,336	Oil Refineries Ltd*	182,411

818,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	7,712,154

	Total Israel	15,945,586

	Italy — 1.0%

319,595	A2A SPA	702,137

6,397	ACEA SPA	152,760

67,014	Anima Holding SPA	345,652

52,995	Arnoldo Mondadori Editore SPA * (b)	117,004

24,095	Banca IFIS SPA	418,191

16,981	Banca Mediolanum SPA	176,293

17,247	Banca Popolare di Sondrio SCPA	78,489

245,196	Banco BPM SPA (a)	813,157

154,363	Buzzi Unicem SPA	4,097,913

39,390	Cementir Holding NV	446,133

22,100	CNH Industrial NV	364,429

27,873	CNH Industrial NV	460,764

60,403	Credito Emiliano SPA	404,890

12,516	De’ Longhi SPA	566,437

87,449	Enel SPA	796,699

23,393	Esprinet SPA	447,088

224,503	EXOR NV	18,731,054

100,916	IMMSI SPA *	55,946

161,267	Italgas SPA	1,069,136

23,101	La Doria SPA	497,252

515,491	Leonardo SPA *	4,197,375

163,167	Mediobanca Banca di Credito Finanziario SPA *	1,923,496

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

53,609	Poste Italiane SPA	726,827

1,097	Prima Industrie SPA *	27,039

1,858	Sabaf SPA	54,844

669	Sesa SPA *	133,456

18,596	Snam SPA	109,951

8,333,843	Telecom Italia SPA	3,775,808

17,596,935	Telecom Italia SPA – RSP	8,501,628

13,005	Unieuro SPA	339,810

405,374	Unipol Gruppo SPA	2,404,311

	Total Italy	52,935,969

	Japan — 12.3%

8,900	ADEKA Corp	194,291

1,900	Advantest Corp	163,688

78,800	Aeon Delight Co Ltd (a)	2,549,547

605,000	Aeon Mall Co Ltd (a)	9,213,614

4,800	AGC Inc	231,881

15,500	Aichi Corp	104,346

18,600	Aisin Corp	709,990

792,600	Amada Co Ltd	8,034,724

211,600	Amano Corp	5,371,500

29,500	AOKI Holdings Inc	167,709

34,100	Arcland Sakamoto Co Ltd	474,830

178,600	Arcs Co Ltd (a)	3,630,736

990,600	Asahi Kasei Corp	10,213,162

376,000	Astellas Pharma Inc	6,335,566

9,100	Bando Chemical Industries Ltd	76,300

182,700	Brother Industries Ltd	3,749,293

5,900	Bunka Shutter Co Ltd	62,477

5,600	Canon Electronics Inc	81,283

26,100	Canon Marketing Japan Inc	595,103

4,800	Central Glass Co Ltd	96,834

4,000	Chiyoda Integre Co Ltd	69,856

225,700	Chubu Electric Power Co Inc	2,729,257

383,900	Chugoku Marine Paints Ltd	3,155,322

9,600	CONEXIO Corp	132,940

5,900	Credit Saison Co Ltd	67,110

13,700	Dai Nippon Toryo Co Ltd	106,020

4,000	Dai-Dan Co Ltd	98,232

103,600	Daihen Corp	4,510,756

4,800	Daiichi Jitsugyo Co Ltd	205,424

2,800	Daito Pharmaceutical Co Ltd (a)	91,812

130,400	Daiwa House Industry Co Ltd	3,976,383

6,200	Daiwa Industries Ltd	68,782

791,000	Daiwabo Holdings Co Ltd	15,028,997

278,800	Denka Co Ltd	9,772,014

176,500	Ebara Corp	8,773,283

114,300	Electric Power Development Co Ltd	1,707,476

9,200	FJ Next Co Ltd (a)	85,916

281,100	Fuji Corp	7,276,822

Shares	Description	Value ($)

	Japan — continued

4,300	Fuji Pharma Co Ltd	45,103

2,900	Fujimori Kogyo Co Ltd	120,732

22,500	Fujitsu Ltd (b)	4,141,954

6,800	Furuno Electric Co Ltd	67,499

7,800	Furyu Corp	110,232

7,400	G-7 Holdings Inc (a)	267,218

3,400	Hakuto Co Ltd	55,695

21,800	Hanwa Co Ltd	653,702

739,494	Haseko Corp	10,227,248

959,900	Hazama Ando Corp	7,159,700

5,900	Heiwado Co Ltd (a)	117,309

226,500	Hitachi Ltd	12,517,863

2,700	Hochiki Corp	28,784

122,000	Hogy Medical Co Ltd	3,815,432

21,800	Hokuhoku Financial Group Inc	167,090

517,400	Honda Motor Co Ltd	15,659,947

111,800	Horiba Ltd	7,989,853

1,900	Hosokawa Micron Corp	113,577

10,100	Hyakujushi Bank Ltd (The)	146,105

109,200	Iida Group Holdings Co Ltd	2,772,276

284,800	Inabata & Co Ltd	4,356,689

3,000	Information Services International-Dentsu Ltd (b)	117,022

1,525,100	Inpex Corp	10,478,796

33,600	Isuzu Motors Ltd	424,747

524,800	ITOCHU Corp	15,786,571

32,300	Itochu Enex Co Ltd	289,567

1,600	Itochu-Shokuhin Co Ltd	76,965

58,500	Itoham Yonekyu Holdings Inc	394,946

29,400	Itoki Corp	95,828

13,300	Jaccs Co Ltd	332,447

190,200	JAFCO Group Co Ltd	11,487,057

19,500	Japan Petroleum Exploration Co Ltd	335,469

88,700	Japan Post Insurance Co Ltd	1,610,799

15,000	Juroku Bank Ltd (The)	316,623

450,700	JVCKenwood Corp	852,174

821,100	K’s Holdings Corp	8,975,204

237,100	Kadokawa Corp	10,873,603

11,500	Kaga Electronics Co Ltd	302,637

298,900	Kajima Corp	3,861,864

13,800	Kamei Corp	147,212

118,900	Kanamoto Co Ltd	2,716,993

54,900	Kandenko Co Ltd	471,704

396,200	Kanematsu Corp	5,095,313

4,400	Kato Sangyo Co Ltd	134,566

689,900	KDDI Corp	21,087,054

53,500	Kinden Corp	905,812

19,400	Kitz Corp	143,613

1,879	Kohnan Shoji Co Ltd (a)	61,948

29,500	Kokuyo Co Ltd	516,159

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

43,100	Komeri Co Ltd	988,295

492,900	Konica Minolta Inc	2,501,519

266,200	Konoike Transport Co Ltd	3,312,853

1,700	Krosaki Harima Corp	75,870

5,800	Kumagai Gumi Co Ltd	141,631

11,300	Kyokuto Kaihatsu Kogyo Co Ltd	169,595

13,600	Kyosan Electric Manufacturing Co Ltd	58,298

474,000	Kyowa Exeo Corp	11,894,922

285,500	Kyudenko Corp	10,265,727

1,800	Macnica Fuji Electronics Holdings Inc	43,300

354,700	Macromill Inc	2,436,588

233,000	Mandom Corp	3,524,670

62,000	Marubeni Corp	493,291

3,100	Maruha Nichiro Corp	71,538

336,600	Maruichi Steel Tube Ltd	8,275,994

5,400	Maruzen Showa Unyu Co Ltd	166,917

5,000	Matsuda Sangyo Co Ltd	132,717

347,600	Maxell Holdings Ltd *	4,086,478

43,200	MCJ Co Ltd	481,365

196,500	Mebuki Financial Group Inc	439,137

900	Megmilk Snow Brand Co Ltd	18,863

8,900	Meidensha Corp	198,669

1,600	Melco Holdings Inc	75,500

136,100	Mitsubishi Gas Chemical Co Inc	2,564,485

2,800	Mitsubishi Research Institute Inc (b)	108,624

3,622,500	Mitsubishi UFJ Financial Group Inc	19,653,658

11,100	Mitsuboshi Belting Ltd	202,913

31,800	Mitsui & Co Ltd	701,367

45,000	Mitsui Chemicals Inc	1,553,508

12,600	Mitsui DM Sugar Holdings Co Ltd	221,631

39,270	Mixi Inc (b)	901,901

13,900	Modec Inc	204,822

273,100	Morinaga & Co Ltd	9,577,728

343,400	MS&AD Insurance Group Holdings Inc	11,115,470

13,800	MTI Ltd (a)	89,251

43,900	NEC Networks & System Integration Corp (b)	836,824

267,000	NH Foods Ltd	10,360,450

12,400	Nichias Corp	328,870

16,000	Nichiha Corp	470,790

8,400	Nichireki Co Ltd	98,164

27,800	Nippn Corp	408,559

48,800	Nippo Corp	1,433,981

1,900	Nippon Steel Trading Corp	86,798

643,700	Nippon Telegraph & Telephone Corp	17,149,959

102,300	Nippon Television Holdings Inc (b)	1,090,881

48,200	Nishi-Nippon Financial Holdings Inc	304,182

7,100	Nisshin Oillio Group Ltd (The)	197,423

3,800	Nissin Corp	52,567

20,600	Nojima Corp	507,190

Shares	Description	Value ($)

	Japan — continued

24,900	Nomura Real Estate Holdings Inc	637,670

1,322,100	Obayashi Corp	10,878,742

41,700	Okamura Corp	641,425

1,500	Okinawa Cellular Telephone Co	70,962

12,000	Organo Corp	692,769

1,386,700	ORIX Corp	25,872,315

86,300	Osaka Gas Co Ltd	1,617,691

3,700	Osaka Soda Co Ltd	89,676

7,700	Osaki Electric Co Ltd	39,157

367,300	Pacific Industrial Co Ltd	4,193,358

616,800	Penta-Ocean Construction Co Ltd	3,914,815

9,100	Prima Meat Packers Ltd	246,513

8,000	Proto Corp (b)	107,684

10,900	Raito Kogyo Co Ltd	190,411

461,700	Resona Holdings Inc	1,785,460

51,600	Rohm Co Ltd	4,960,664

5,700	Ryoden Corp	92,488

63,500	San-A Co Ltd	2,336,351

18,800	San-Ai Oil Co Ltd	234,378

29,800	San-In Godo Bank Ltd (The)	155,106

21,600	Sanki Engineering Co Ltd	293,374

185,200	Sankyu Inc	8,618,579

19,000	Sanwa Holdings Corp	252,334

49,200	Sawai Group Holdings Co Ltd	2,223,466

116,100	Secom Co Ltd	8,804,181

85,500	Sega Sammy Holdings Inc	1,153,192

9,100	Seikitokyu Kogyo Co Ltd	69,616

16,300	Seiko Epson Corp	303,584

36,500	Sekisui Chemical Co Ltd	624,668

474,500	Sekisui House Ltd	9,453,558

7,500	Sekisui Jushi Corp	148,954

11,000	Shimamura Co Ltd	969,547

841,200	Shimizu Corp	6,036,426

6,900	Shin-Etsu Polymer Co Ltd	60,726

800	Shindengen Electric Manufacturing Co Ltd *	29,483

6,000	Shinnihon Corp	46,991

6,600	Shizuoka Gas Co Ltd	76,766

2,000	Sinanen Holdings Co Ltd	63,512

12,700	Sinko Industries Ltd	252,012

942,600	SKY Perfect JSAT Holdings Inc	3,494,730

406,700	Sojitz Corp	1,194,051

48,100	Subaru Corp	890,220

1,792,300	Sumitomo Chemical Co Ltd	9,086,273

622,200	Sumitomo Dainippon Pharma Co Ltd	11,168,543

32,200	Sumitomo Electric Industries Ltd	430,050

578,200	Sumitomo Forestry Co Ltd	11,282,533

3,900	Sumitomo Heavy Industries Ltd	102,022

286,700	Sumitomo Mitsui Trust Holdings Inc	9,364,538

1,500	Sumitomo Seika Chemicals Co Ltd	48,017

32,700	Suzuki Motor Corp	1,413,000

174,700	T Hasegawa Co Ltd	4,430,176

210,500	Tachi-S Co Ltd	2,594,706

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

154,100	Taisei Corp	4,821,112

384,100	Takara Holdings Inc	4,977,968

75,800	Takara Leben Co Ltd	220,497

27,200	Takeuchi Manufacturing Co Ltd	654,746

374,100	Takuma Co Ltd	5,637,424

4,200	Tamron Co Ltd	100,596

697,200	Teijin Ltd	10,027,740

269,400	TIS Inc (b)	7,605,056

249,100	Toho Holdings Co Ltd	4,323,954

2,500	Token Corp	237,990

2,743,100	Tokyo Electric Power Co Holdings Inc *	7,205,046

248,900	Tokyo Seimitsu Co Ltd	10,872,242

54,300	Tokyu Construction Co Ltd	370,149

9,800	Toli Corp	20,834

674,000	Toppan Inc	11,570,583

56,600	Toray Industries Inc	381,638

329,900	Tosei Corp	3,482,989

696,749	Tosoh Corp	12,646,279

3,700	Totetsu Kogyo Co Ltd	82,614

19,900	Towa Pharmaceutical Co Ltd	533,456

93,000	Toyo Construction Co Ltd	476,063

2,500	Toyo Ink SC Holdings Co Ltd	45,955

49,800	Toyota Boshoku Corp	936,420

116,800	Toyota Industries Corp	9,861,496

28,200	Toyota Tsusho Corp	1,246,946

31,300	TS Tech Co Ltd	423,964

203,600	Tsumura & Co	7,000,463

4,500	TV Asahi Holdings Corp (b)	69,376

10,600	Unipres Corp	87,868

8,000	Vital KSK Holdings Inc	59,083

8,900	Wacoal Holdings Corp	187,012

9,100	Warabeya Nichiyo Holdings Co Ltd	199,128

26,000	YAMABIKO Corp	298,947

136,000	Yamada Holdings Co Ltd	583,458

91,600	Yamaguchi Financial Group Inc	534,152

12,200	Yamaha Motor Co Ltd	310,389

23,300	Yamazen Corp	231,778

19,300	Yellow Hat Ltd	341,533

161,900	Yokogawa Bridge Holdings Corp	3,293,819

28,200	Yokohama Rubber Co Ltd (The)	480,997

7,200	Yuasa Trading Co Ltd	194,372

236,500	Zenkoku Hosho Co Ltd	11,249,809

	Total Japan	686,039,114

	Kuwait — 0.2%

16,615	Gulf Cable & Electrical Industries Co KSCP	44,985

46,939	Humansoft Holding Co KSC	531,678

2,799,920	Kuwait Finance House KSCP	7,690,813

333,258	Kuwait Projects Holding KSCP	170,589

99,972	Mobile Telecommunications Co KSCP	202,963

1,173,659	National Bank of Kuwait SAKP	3,652,023

36,684	Qurain Petrochemical Industries Co	46,710

	Total Kuwait	12,339,761

Shares	Description	Value ($)

	Luxembourg — 0.0%

15,500	Ternium SA Sponsored ADR	842,890

	Malaysia — 0.0%

1,365,900	DRB-Hicom Bhd	549,397

2,137,900	MMC Corp Bhd	947,019

252,900	Pharmaniaga Bhd	54,717

543,900	Top Glove Corp Bhd	523,309

258,300	Westports Holdings Bhd	273,104

	Total Malaysia	2,347,546

	Mexico — 1.1%

44,000	Arca Continental SAB de CV	283,424

301,700	Banco del Bajio SA	575,039

1,201,900	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	1,402,735

62,000	Cemex SAB de CV Sponsored ADR *	508,400

6,600	Coca-Cola Femsa SAB de CV Sponsored ADR	382,140

27,600	Concentradora Fibra Danhos SA de CV (REIT)	34,328

713,300	Credito Real SAB de CV SOFOM ER *	542,682

136,100	El Puerto de Liverpool SAB de CV – Class C1	604,806

498,700	Fibra Uno Administracion SA de CV (REIT)	562,167

635,645	Fomento Economico Mexicano SAB de CV	5,523,123

19,100	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,656,161

22,552	Grupo Aeroportuario del Centro Norte SAB de CV *	135,925

519,500	Grupo Bimbo SAB de CV – Series A	1,311,942

3,088,200	Grupo Financiero Banorte SAB de CV – Class O	20,384,519

119,600	Grupo Financiero Inbursa SAB de CV – Class O *	114,931

114,813	Grupo Herdez SAB de CV – Series *	248,617

4,009,444	Grupo Mexico SAB de CV – Series B	18,589,894

19,900	Industrias Bachoco SAB de CV – Series B	72,341

7,500	Infraestructura Energetica Nova SAB de CV *	29,337

70,900	Kimberly-Clark de Mexico SAB de CV – Class A	125,815

130,400	Qualitas Controladora SAB de CV	616,939

135,100	Regional SAB de CV	827,794

321,246	Unifin Financiera SAB de CV SOFOM ENR *	455,861

1,597,100	Wal-Mart de Mexico SAB de CV	5,667,462

	Total Mexico	60,656,382

	Netherlands — 1.4%

165,285	ABN AMRO Bank NV CVA *	2,302,705

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

153,100	AerCap Holdings NV *	8,256,683

58,560	ASR Nederland NV (a)	2,675,887

16,510	Evander Gold Mines Ltd (d)	195

44,285	ForFarmers NV	232,715

726,216	ING Groep NV	10,017,696

49,826	JDE Peet’s NV	1,712,359

1	Just Eat Takeaway.com NV Sponsored ADR *	18

342,203	Koninklijke Ahold Delhaize NV	11,545,056

713,815	Koninklijke KPN NV	2,286,612

162,674	NN Group NV	8,438,346

845,936	PostNL NV	4,426,695

147,210	Randstad NV	10,841,451

162,913	Signify NV	9,126,828

211,382	Stellantis NV	4,237,298

32,485	Wolters Kluwer NV	3,735,799

	Total Netherlands	79,836,343

	New Zealand — 0.1%

1,290,355	Meridian Energy Ltd	4,765,790

	Norway — 0.4%

122,098	Aker Solutions ASA *	225,802

57,608	Austevoll Seafood ASA	739,862

27,001	Avance Gas Holding Ltd	135,298

104,945	Bank Norwegian ASA	1,240,962

304,272	BW LPG Ltd	1,620,103

158,282	Elkem ASA *	673,829

28,284	Equinor ASA	599,455

182,537	Europris ASA	1,289,840

1,141,728	Norsk Hydro ASA	7,881,623

423,428	Orkla ASA	3,782,220

36,490	Sbanken ASA	427,085

27,627	Selvaag Bolig ASA	193,993

31,165	SpareBank 1 Nord Norge	313,856

48,779	SpareBank 1 SMN	699,897

112,237	SpareBank 1 SR-Bank ASA	1,513,775

13,007	Veidekke ASA	166,986

6,984	Wallenius Wilhelmsen ASA *	27,646

	Total Norway	21,532,232

	Pakistan — 0.1%

150,733	Engro Corp Ltd	266,274

2,256,558	Engro Fertilizers Ltd	1,047,892

582,113	Fauji Fertilizer Co Ltd	370,703

1,860,954	Oil & Gas Development Co Ltd	1,036,833

281,224	Pakistan Oilfields Ltd	658,090

1,124,569	Pakistan Petroleum Ltd	551,622

355,374	United Bank Ltd	259,059

	Total Pakistan	4,190,473

	Peru — 0.0%

3,600	Credicorp Ltd *	383,868

Shares	Description	Value ($)

	Peru — continued

12,900	Southern Copper Corp	807,411

	Total Peru	1,191,279

	Philippines — 0.1%

45,070	GT Capital Holdings Inc	488,549

209,360	Manila Electric Co	1,186,204

16,554,600	Megaworld Corp	937,622

6,053,000	Metro Pacific Investments Corp	468,077

354,500	Puregold Price Club Inc	297,151

35,730	Security Bank Corp	81,238

1,146,125	Semirara Mining & Power Corp	390,958

	Total Philippines	3,849,799

	Poland — 0.4%

53,749	Asseco Poland SA	1,177,699

56,262	Bank Polska Kasa Opieki SA *	1,573,295

14,931	Budimex SA	1,154,006

9,809	Dino Polska SA *	831,453

58,477	Jastrzebska Spolka Weglowa SA *	616,164

20,445	Lubelski Wegiel Bogdanka SA *	136,816

363,020	Polski Koncern Naftowy ORLEN SA	7,038,440

1,783,423	Polskie Gornictwo Naftowe i Gazownictwo SA	2,933,195

367,692	Powszechna Kasa Oszczednosci Bank Polski SA*	4,036,209

194,615	Powszechny Zaklad Ubezpieczen SA *	2,062,449

5,086	Santander Bank Polska SA *	401,354

	Total Poland	21,961,080

	Portugal — 0.3%

190,945	Altri SGPS SA	1,271,122

15,986,159	Banco Comercial Portugues SA – Class R * (a)	2,472,693

134,675	CTT-Correios de Portugal SA (a)	730,731

757,480	EDP – Energias de Portugal SA	4,158,220

514,807	Galp Energia SGPS SA	5,265,917

3,471	Greenvolt-Energias Renovaveis SA *	21,885

322,743	Navigator Co SA (The) (a)	1,201,771

115,542	NOS SGPS SA	487,085

165,158	REN – Redes Energeticas Nacionais SGPS SA	483,721

1,275,811	Sonae SGPS SA	1,389,184

	Total Portugal	17,482,329

	Qatar — 0.1%

577,173	Doha Bank QPSC	456,468

104,061	Qatar Electricity & Water Co QSC	474,572

1,238,429	Qatar National Bank QPSC	6,518,047

444,065	Qatar National Cement Co QSC	610,721

	Total Qatar	8,059,808

	Russia — 3.5%

10,611,120	Alrosa PJSC	21,123,263

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

118,750	Detsky Mir PJSC	224,868

19,735	Etalon Group Plc GDR (Registered)	33,111

398,270,000	Federal Grid Co Unified Energy System PJSC	1,071,511

214,678	Fix Price Group Ltd GDR * (e)	2,004,020

8,710	Gazprom Neft PJSC	50,656

2,303,010	Gazprom PJSC	9,602,745

2,074,357	Gazprom PJSC Sponsored ADR	17,198,467

205,275	Globaltrans Investment Plc Sponsored GDR (Registered)	1,688,268

68,844,300	Inter RAO UES PJSC	4,338,009

91,239	LSR Group PJSC	967,623

4	LSR Group PJSC GDR (Registered) (e)	8

95,719	LUKOIL PJSC	8,185,033

48,990	LUKOIL PJSC Sponsored ADR	4,149,403

68,013	M.Video PJSC	580,049

2,447	Magnit PJSC	185,411

89,804	Magnit PJSC Sponsored GDR (Registered)	1,366,889

2,912,560	Magnitogorsk Iron & Steel Works PJSC	2,944,420

116,953	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,523,813

237,343	MMC Norilsk Nickel PJSC ADR	7,809,714

76,700	Mobile TeleSystems PJSC Sponsored ADR	719,445

2,878,580	Moscow Exchange MICEX-RTS PJSC	7,202,508

20,485	Novatek PJSC Sponsored GDR (Registered)	4,855,227

558,520	Novolipetsk Steel PJSC	1,883,137

350,666	Novolipetsk Steel PJSC GDR	11,710,686

25,344	PhosAgro PJSC GDR (Registered)	498,782

438,110	Polymetal International Plc	8,728,988

3,842	Polyus PJSC	693,239

69,207	Polyus PJSC GDR (Registered)	6,138,526

155,892	QIWI Plc Sponsored ADR (c)	1,490,328

4,500	QIWI Plc Sponsored ADR (c)	42,872

22,430	Raspadskaya OJSC	117,578

5,842	Ros Agro Plc GDR (Registered)	93,709

22,749,000	RusHydro PJSC	255,804

30,090	Safmar Financial Investment *	182,310

2,543,540	Sberbank of Russia PJSC	11,413,362

1,570,540	Sberbank of Russia PJSC Sponsored ADR	28,048,118

41,638	Severstal PJSC	977,458

261,426	Severstal PJSC GDR (Registered)	6,067,370

271,500	Surgutneftegas PJSC	125,294

2,815,715	Surgutneftegas PJSC Sponsored ADR	13,002,268

95,840	Tatneft PJSC Sponsored ADR	3,815,795

6,334	TCS Group Holding Plc GDR (Registered)	560,202

17,667,000	Unipro PJSC	679,512

376,156	VTB Bank PJSC GDR (Registered)	523,554

60,226	X5 Retail Group NV GDR (Registered)	1,995,441

	Total Russia	196,868,794

Shares	Description	Value ($)

	Singapore — 0.5%

648,700	Asian Pay Television Trust	62,668

81,400	CapitaLand Integrated Commercial Trust (REIT)	124,325

171,573	CapitaLand Ltd	509,053

1,106,100	ComfortDelGro Corp Ltd (a)	1,329,218

222,924	DBS Group Holdings Ltd	4,942,910

512,600	First Real Estate Investment Trust	100,952

3,114,200	Golden Agri-Resources Ltd	531,361

940,299	Japfa Ltd (a)	496,344

144,900	Jardine Cycle & Carriage Ltd	2,089,114

181,600	Keppel Corp Ltd	700,079

242,500	Sasseur Real Estate Investment Trust	164,933

1,178,100	Sembcorp Industries Ltd	1,686,459

954,100	Silverlake Axis Ltd (a)	198,069

279,000	StarHub Ltd	252,625

16,000	UOL Group Ltd	83,036

848,200	Wilmar International Ltd	2,604,822

9,629,477	Yangzijiang Shipbuilding Holdings Ltd	11,726,088

866,500	Yanlord Land Group Ltd	765,174

	Total Singapore	28,367,230

	South Africa — 1.1%

1,883,762	Absa Group Ltd *	20,400,862

39,427	AECI Ltd	277,837

74,807	Aspen Pharmacare Holdings Ltd *	1,008,686

89,728	Astral Foods Ltd	907,533

199,033	Barloworld Ltd	1,480,151

434,471	Bidvest Group Ltd (The)	6,126,111

717,831	Blue Label Telecoms Ltd *	289,720

118,327	Foschini Group Ltd (The) *	1,217,426

313,258	Imperial Logistics Ltd	1,351,687

215,861	Investec Ltd	920,766

164,368	Kumba Iron Ore Ltd	7,381,655

350,319	Lewis Group Ltd	1,029,773

312,605	Motus Holdings Ltd	1,995,205

14,981	Mr Price Group Ltd	224,338

340,181	MTN Group Ltd *	3,122,428

19,074	Naspers Ltd – N Shares	3,291,009

570,943	Pepkor Holdings Ltd *	907,559

204,636	Reunert Ltd	732,555

2,194,305	RMB Holdings Ltd	222,589

38,560	Santam Ltd *	660,312

856,601	Telkom SA SOC Ltd *	2,254,344

276,103	Truworths International Ltd	1,270,781

267,529	Tsogo Sun Gaming Ltd *	178,769

133,757	Wilson Bayly Holmes-Ovcon Ltd *	1,103,197

	Total South Africa	58,355,293

	South Korea — 2.9%

391,646	BNK Financial Group Inc	2,613,547

526	CJ CheilJedang Corp	205,678

5,609	Coway Co Ltd	378,189

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

157,779	Daewoo Engineering & Construction Co Ltd *	997,887

5,118	Daihan Pharmaceutical Co Ltd	133,985

2,091	Daou Data Corp	25,262

10,638	DB Insurance Co Ltd	537,854

374,949	DGB Financial Group Inc	2,934,775

1,747	DL Holdings Co Ltd	108,645

289,917	Dongwon Development Co Ltd	1,505,268

2,178	E-MART Inc	335,575

32,660	GS Engineering & Construction Corp	1,257,006

36,925	GS Retail Co Ltd	1,090,330

400,126	Hana Financial Group Inc	15,494,464

105,304	Hankook Tire & Technology Co Ltd	4,224,730

411,437	Hanwha Life Insurance Co Ltd	1,181,631

15,462	Hanyang Eng Co Ltd	217,993

66,395	HDC Hyundai Development Co-Engineering & Construction	1,706,745

59,104	Hyundai Engineering & Construction Co Ltd	2,821,393

19,416	Hyundai Home Shopping Network Corp	1,232,518

7,523	Hyundai Mobis Co Ltd	1,795,762

5,895	Hyundai Motor Co GDR (Registered)	257,239

110,705	JB Financial Group Co Ltd	789,870

118,264	KB Financial Group Inc	5,379,833

7,100	KB Financial Group Inc ADR	323,121

19,900	KC Co Ltd	415,090

181,081	Kia Corp	13,246,640

1,861	Korea Petrochemical Ind Co Ltd	370,349

358,544	KT&G Corp	25,217,026

8,382	Kumho Petrochemical Co Ltd	1,401,405

66,087	LF Corp	1,046,698

133,063	LG Electronics Inc	16,251,202

723	LG Household & Health Care Ltd	910,840

773	Lotte Chemical Corp	166,252

36,546	LOTTE Himart Co Ltd	985,703

1,315	LX Semicon Co Ltd	130,572

28,523	Mirae Asset Life Insurance Co Ltd	106,234

28,064	NAVER Corp	10,626,066

554	POSCO	159,458

39,544	Samjin Pharmaceutical Co Ltd	916,172

332,017	Samsung Electronics Co Ltd	21,919,174

11,449	Samsung Engineering Co Ltd *	219,978

1,588	Samsung SDS Co Ltd	235,714

294,908	Shinhan Financial Group Co Ltd	9,824,455

152,241	SK Telecom Co Ltd Sponsored ADR	4,383,018

42,832	SL Corp	1,013,401

180	Taekwang Industrial Co Ltd	171,451

96,189	Woori Financial Group Inc	930,616

85,941	Yuhan Corp	4,624,749

	Total South Korea	162,821,563

	Spain — 1.1%

56,178	Acerinox SA	765,648

Shares	Description	Value ($)

	Spain — continued

139,691	ACS Actividades de Construccion y Servicios SA	3,771,125

64,516	Amadeus IT Group SA * (b)	3,940,500

96,182	Atresmedia Corp de Medios de Comunicacion SA * (b)	421,201

2,316,390	Banco Bilbao Vizcaya Argentaria SA *	15,160,754

4,279,995	Banco de Sabadell SA *	3,051,231

4,627,947	Banco Santander SA *	17,064,414

578,989	Bankinter SA	3,388,499

46,925	CaixaBank SA	145,770

63,198	Cia de Distribucion Integral Logista Holdings SA (a)	1,372,032

2,559	Ebro Foods SA (a)	51,387

16,846	eDreams ODIGEO SA * (b)	125,364

1,386	Faes Farma SA	5,415

79,624	Gestamp Automocion SA *	370,339

15,879	Grupo Catalana Occidente SA	601,380

81,611	Iberdrola SA	1,011,280

124,120	Industria de Diseno Textil SA	4,240,113

248,169	Mediaset Espana Comunicacion SA *	1,513,894

124,733	Red Electrica Corp SA	2,487,617

96,482	Repsol SA	1,107,146

1,126,762	Unicaja Banco SA	1,039,579

	Total Spain	61,634,688

	Sweden — 0.2%

4,371	Bufab AB	167,179

7,965	Humana AB *	66,458

209,237	Investor AB – B Shares	5,004,665

63,547	Inwido AB	1,246,376

8,618	Kinnevik AB – Class B *	337,663

14,090	New Wave Group AB – B Shares *	222,465

48,578	Skanska AB – B Shares	1,400,408

23,057	Svenska Cellulosa AB SCA – Class B	407,496

	Total Sweden	8,852,710

	Switzerland — 0.4%

132,745	Adecco Group AG (Registered)	7,384,253

532	ALSO Holding AG (Registered)	171,226

4,728	BKW AG	548,351

1,909	Bobst Group SA (Registered) *	175,704

2,568	Huber + Suhner AG (Registered)	230,379

916	Kardex Holding AG (Registered)	244,942

5,037	Mobilezone Holding AG (Registered)	71,051

33,866	Novartis AG (Registered)	3,132,296

700	Novartis AG Sponsored ADR	64,673

20,729	Roche Holding AG – Genusschein	8,323,831

318	Swiss Life Holding AG (Registered)	165,751

7,245	Zehnder Group AG – Class RG	783,321

	Total Switzerland	21,295,778

	Taiwan — 4.7%

302,000	Ability Enterprise Co Ltd	165,565

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

7,000	Accton Technology Corp	70,919

118,000	Acer Inc	107,092

16,788	Acter Group Corp Ltd	114,056

62,000	AmTRAN Technology Co Ltd *	37,816

73,000	Arcadyan Technology Corp	243,128

2,087,672	Asustek Computer Inc	24,371,035

63,000	Aten International Co Ltd	186,703

3,202,000	Catcher Technology Co Ltd	19,258,528

2,083,000	Cathay Financial Holding Co Ltd	4,473,406

683,451	Chailease Holding Co Ltd	6,556,490

152,660	Chicony Electronics Co Ltd	431,727

229,000	China Life Insurance Co Ltd	238,306

491,000	Chipbond Technology Corp	1,359,944

356,000	Chong Hong Construction Co Ltd *	1,022,929

206,000	Chunghwa Telecom Co Ltd	833,319

1,674,000	Coretronic Corp	3,374,459

3,143,000	CTBC Financial Holding Co Ltd	2,605,028

137,000	Delta Electronics Inc	1,334,510

61,000	Depo Auto Parts Ind Co Ltd	126,156

2,000	Eclat Textile Co Ltd	40,159

191,000	Elan Microelectronics Corp	1,082,064

141,000	Elite Material Co Ltd	1,187,418

374,000	Farglory Land Development Co Ltd	859,402

17,000	Feng Hsin Steel Co Ltd	48,474

1,394,000	FLEXium Interconnect Inc *	5,817,884

244,000	Formosa Advanced Technologies Co Ltd	337,824

103,000	Formosa Plastics Corp	380,313

334,000	Foxconn Technology Co Ltd	796,553

4,394,000	Fubon Financial Holding Co Ltd	13,458,982

245,000	Gigabyte Technology Co Ltd	772,785

2,100,000	Grand Pacific Petrochemical	2,299,782

107,000	Holiday Entertainment Co Ltd	237,375

11,023,406	Hon Hai Precision Industry Co Ltd	44,019,860

404,000	Huaku Development Co Ltd	1,283,178

350,980	IEI Integration Corp	587,656

88,000	International Games System Co Ltd	2,103,748

159,000	Kung Long Batteries Industrial Co Ltd	794,218

3,000	Largan Precision Co Ltd	289,246

705,000	Lite-On Technology Corp	1,554,533

149,000	MediaTek Inc	4,831,656

1,204,615	Mercuries Life Insurance Co Ltd *	403,138

75,000	Merry Electronics Co Ltd	260,225

597,000	Micro-Star International Co Ltd	2,801,018

19,000	Nan Liu Enterprise Co Ltd	88,265

187,000	Nan Ya Plastics Corp	604,300

255,000	Nantex Industry Co Ltd	987,905

432,000	Nanya Technology Corp	1,030,138

123,000	Novatek Microelectronics Corp	1,984,924

168,000	Phison Electronics Corp	2,574,767

7,106,566	Pou Chen Corp	8,440,869

1,286,000	Qisda Corp	1,375,863

698,000	Quanta Computer Inc	1,973,986

5,857,020	Radiant Opto-Electronics Corp	20,892,601

1,321,000	Ruentex Development Co Ltd	3,299,023

Shares	Description	Value ($)

	Taiwan — continued

260,000	Ruentex Industries Ltd	1,040,721

13,000	Shin Zu Shing Co Ltd	49,699

188,000	Shinkong Insurance Co Ltd	296,870

119,000	Simplo Technology Co Ltd	1,353,113

15,000	Sitronix Technology Corp	159,251

17,000	Standard Foods Corp	32,006

481,000	Syncmold Enterprise Corp	1,216,339

35,400	Tah Hsin Industrial Corp	81,438

794,000	Taiwan Cement Corp	1,386,316

21,000	Taiwan PCB Techvest Co Ltd	34,870

1,913,000	Taiwan Semiconductor Manufacturing Co Ltd	41,962,078

62,650	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,455,976

13,000	TCI Co Ltd	126,313

582,733	TOPBI International Holdings Ltd	292,120

483,000	Transcend Information Inc	1,207,177

317,000	Tripod Technology Corp	1,307,995

694,000	Uni-President Enterprises Corp	1,808,767

200,681	United Integrated Services Co Ltd	1,438,118

242,000	Universal Inc	447,176

408,000	Youngtek Electronics Corp	1,284,258

10,000	Yulon Nissan Motor Co Ltd	91,590

	Total Taiwan	259,483,439

	Thailand — 0.2%

3,561,900	AP Thailand Pcl NVDR	927,616

149,600	CP ALL Pcl (Foreign Registered)	301,598

130,400	CP ALL Pcl NVDR	262,890

79,800	Kasikornbank Pcl (Foreign Registered)	303,800

465,900	Kasikornbank Pcl NVDR	1,773,688

58,300	Land & Houses Pcl NVDR	14,729

363,200	Pruksa Holding Pcl (Foreign Registered)	148,694

1,409,500	Pruksa Holding Pcl NVDR	577,050

724,600	PTG Energy Pcl NVDR	410,902

849,700	SC Asset Corp Pcl (Foreign Registered)	84,308

194,600	Siam Cement Pcl NVDR (The)	2,594,289

35,200	Siam Commercial Bank Pcl NVDR (The)	116,124

207,800	Somboon Advance Technology Pcl NVDR	135,321

110,200	SPCG Pcl NVDR	61,867

850,225	Supalai Pcl (Foreign Registered)	546,281

1,742,800	TMBThanachart Bank Pcl NVDR	57,764

	Total Thailand	8,316,921

	Turkey — 0.5%

483,815	Akbank TAS	343,399

619,389	Aksa Akrilik Kimya Sanayii AS	1,453,261

2,033,057	Arcelik AS	7,862,056

7,411,395	Dogan Sirketler Grubu Holding AS	2,291,306

45,528	Dogus Otomotiv Servis ve Ticaret AS	153,701

304,035	Enerjisa Enerji AS	405,956

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

3,425,656	Eregli Demir ve Celik Fabrikalari TAS	7,749,129

140,998	Ford Otomotiv Sanayi AS	2,913,229

202,430	Koza Altin Isletmeleri AS *	2,517,467

1,279,388	Turkiye Is Bankasi AS – Class C	885,662

311,285	Yapi ve Kredi Bankasi AS	98,659

	Total Turkey	26,673,825

	United Arab Emirates — 0.0%

423,245	Dubai Islamic Bank PJSC	587,354

728,290	Emaar Properties PJSC	831,088

	Total United Arab Emirates	1,418,442

	United Kingdom — 3.7%

168,640	3i Group Plc	3,101,472

200,821	Airtel Africa Plc	256,775

33,728	Anglo American Plc	1,424,519

956,726	Avast Plc	7,868,357

715,709	Aviva Plc	3,977,992

11,845	Bank of Georgia Group Plc *	271,999

41,000	Barclays Plc Sponsored ADR	420,250

891,165	Barratt Developments Plc	9,064,576

72,184	Bellway Plc	3,498,318

206,965	Berkeley Group Holdings Plc (The)	13,747,569

76,700	BP Plc Sponsored ADR	1,876,082

65,118	British American Tobacco Plc	2,442,795

146,000	British American Tobacco Plc Sponsored ADR	5,502,740

5,789,025	BT Group Plc *	13,532,448

34,096	Central Asia Metals Plc	117,359

261,917	Coca-Cola HBC AG *	9,480,061

316,263	Compass Group Plc * (b)	6,533,978

27,518	Computacenter Plc (b)	1,113,171

9,199	Daily Mail & General Trust Plc – Class A (b)	139,959

3,443	DCC Plc	292,669

3,715	Electrocomponents Plc	54,364

12,098	EMIS Group Plc	229,729

65,695	Evraz Plc	534,377

38,026	Ferguson Plc	5,496,210

729,720	Ferrexpo Plc	3,824,574

92,672	Frasers Group Plc *	853,094

7,900	GlaxoSmithKline Plc Sponsored ADR	321,846

31,612	Go-Ahead Group Plc (The) *	409,667

19,354	Grafton Group Plc	371,921

168,080	Halfords Group Plc	841,164

125,387	IG Group Holdings Plc	1,614,648

30,632	IMI Plc	768,144

324,723	Indivior Plc *	868,061

83,066	International Personal Finance Plc *	169,086

101,092	Investec Plc	425,254

1,467,553	ITV Plc * (b)	2,338,960

138,791	JD Sports Fashion Plc	1,927,286

7,057	Johnson Matthey Plc	285,306

335,753	Just Group Plc *	430,875

Shares	Description	Value ($)

	United Kingdom — continued

11,440	Keller Group Plc	157,256

3,004,604	Kingfisher Plc	14,467,231

1,458,134	Legal & General Group Plc	5,416,431

4,269,872	M&G Plc	12,095,061

1,142,447	Micro Focus International Plc (b)	6,987,074

44,825	Morgan Sindall Group Plc	1,583,506

184,839	National Grid Plc	2,390,748

14,650	Next Plc	1,593,202

21,125	Numis Corp Plc	108,808

122,553	OSB Group Plc	859,778

150,678	Paragon Banking Group Plc	1,164,496

245,339	Persimmon Plc	9,929,223

168,054	Pets at Home Group Plc	1,157,251

179,271	Plus500 Ltd	3,685,524

546,153	Premier Foods Plc	909,041

76,705	QinetiQ Group Plc	364,417

175,623	Reach Plc (b)	988,311

247,079	Royal Dutch Shell Plc – B Shares	4,861,924

695,919	Royal Mail Plc	4,739,729

18,652	Schroders Plc	969,723

28,866	Smiths Group Plc	572,903

101,487	Spirent Communications Plc	415,648

76,732	Stock Spirits Group Plc	415,226

597,456	Tate & Lyle Plc	5,802,563

1,631,689	Taylor Wimpey Plc	4,107,428

66,690	Unilever Plc	3,713,292

42,325	Vesuvius Plc	327,104

551,885	WPP Plc (b)	7,482,925

	Total United Kingdom	203,693,478

	United States — 24.2%

951,206	Aerojet Rocketdyne Holdings, Inc.	39,494,073

49,500	Aflac, Inc.	2,805,660

3,900	Akamai Technologies, Inc. * (b)	441,675

86,800	Alliance Data Systems Corp. (b)	8,515,948

143,300	Ally Financial, Inc.	7,580,570

33,860	American Express Co.	5,619,406

1	Analog Devices, Inc.	147

19,400	Anthem, Inc.	7,277,522

102,918	Apollo Investment Corp.	1,415,123

33,839	Ares Capital Corp.	673,396

79,300	Arrow Electronics, Inc. *	9,612,746

268,900	AT&T, Inc.	7,373,237

623,646	Athene Holding Ltd. – Class A *	41,765,573

65,318	Barings BDC, Inc.	704,781

88,600	Bed Bath & Beyond, Inc. *	2,440,044

29,100	Best Buy Co., Inc.	3,390,441

5,800	Bio-Rad Laboratories, Inc. – Class A *	4,667,956

26,400	Biogen, Inc. *	8,947,224

2,089	Booking Holdings, Inc. * (b)	4,804,011

6,200	Booz Allen Hamilton Holding Corp.	507,842

249,003	BorgWarner, Inc.	10,627,448

78	Bristol-Myers Squibb Co.	5,215

99,576	Bruin Blocker (d)	57,226

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

59,400	Capital One Financial Corp.	9,858,618

49,200	Cardinal Health, Inc.	2,582,508

170,100	Carrier Global Corp.	9,797,760

96,900	CBRE Group, Inc. – Class A *	9,331,470

115,800	Centene Corp. *	7,293,084

1,999,484	Change Healthcare, Inc. *	43,648,736

240,568	Chatham Lodging Trust (REIT) *	2,886,816

34,850	Chevron Corp.	3,372,434

41,600	Cigna Corp.	8,804,640

155,721	Citigroup, Inc.	11,197,897

165,293	Citizens Financial Group, Inc.	7,238,180

76,824	Coca-Cola Co. (The)	4,325,959

98,000	Cognizant Technology Solutions Corp. – Class A (b)	7,478,380

130,278	Coherent, Inc. *	32,917,342

172,400	Comcast Corp. – Class A (b)	10,461,232

1,500	Consolidated Edison, Inc.	113,175

164,200	Corteva, Inc.	7,219,874

123,800	CVS Health Corp.	10,695,082

25,853	Denbury, Inc. *	1,818,241

30,300	Discover Financial Services	3,885,066

13,300	Discovery, Inc. – Class A * (b)	383,572

228,000	DISH Network Corp. – Class A * (b)	9,938,520

98,700	DR Horton, Inc.	9,437,694

86,100	eBay, Inc.	6,607,314

71,409	EOG Resources, Inc.	4,821,536

1,288,200	ESC NII Holdings, Inc. (d)	2,898,450

126,800	Exelon Corp.	6,215,736

33,200	Fidelity National Financial, Inc.	1,621,156

74,909	Five9, Inc. * (b)	11,852,851

85,422	Flagstar Bancorp, Inc.	4,224,972

21,400	FleetCor Technologies, Inc. * (b)	5,634,192

693,500	Ford Motor Co. *	9,036,305

9,200	Fortune Brands Home & Security, Inc.	895,804

105,500	Fox Corp. – Class A (b)	3,949,920

374,836	Fox Corp. – Class B (b)	12,980,571

28,700	Franklin Resources, Inc.	931,028

47,549	Frontier Communications Parent, Inc. *	1,400,318

171,300	General Motors Co. *	8,395,413

118,400	Gilead Sciences, Inc.	8,617,152

22,795	Global Payments, Inc. (b)	3,707,379

17,000	Goldman Sachs Group, Inc. (The)	7,029,670

40,178	Green Plains, Inc. *	1,410,248

11,342	Gulfport Energy Operating Corp. *	758,326

41,017	Hasbro, Inc.	4,032,381

38,628	Hilton Worldwide Holdings, Inc. * (b)	4,823,092

285,600	HP, Inc.	8,493,744

46,400	IAC/InterActiveCorp * (b)	6,127,120

550,193	IHS Markit Ltd.	66,353,276

8,400	Incyte Corp. *	642,516

163,200	Intel Corp.	8,822,592

38,778	Intercontinental Exchange, Inc.	4,635,134

69,000	International Business Machines Corp. (b)	9,683,460

315,200	Invesco Ltd.	7,980,864

46,600	Jazz Pharmaceuticals Plc *	6,137,686

Shares	Description	Value ($)

	United States — continued

138,664	Kansas City Southern	38,918,825

545,500	Kinder Morgan, Inc.	8,875,285

150,900	Kohl’s Corp.	8,661,660

133,700	Kraft Heinz Co. (The)	4,811,863

201,200	Kroger Co. (The)	9,261,236

30,000	Laboratory Corp. of America Holdings *	9,101,400

67,883	Las Vegas Sands Corp. * (b)	3,028,261

4,700	Lear Corp.	751,718

51,100	Leidos Holdings, Inc.	5,013,421

90,000	Lennar Corp. – Class A	9,657,900

27,700	Liberty Broadband Corp. – Class C *	5,299,564

142,900	Lincoln National Corp.	9,810,085

134,000	LKQ Corp. *	7,060,460

683,300	Lumen Technologies, Inc.	8,404,590

116,359	Lyft, Inc. – Class A *	5,539,852

95,000	LyondellBasell Industries NV – Class A	9,533,250

63,800	Macquarie Infrastructure Corp.	2,542,430

3,607	Markel Corp. *	4,581,792

1,300	Masco Corp.	78,936

14,148	Masonite International Corp. *	1,693,233

18,600	Medical Properties Trust, Inc. (REIT)	380,928

46,700	Merck & Co., Inc.	3,562,743

160,500	MetLife, Inc.	9,951,000

122,135	MGM Growth Properties LLC – Class A (REIT)	5,063,717

109,100	Micron Technology, Inc. *	8,040,670

22,700	Mohawk Industries, Inc. *	4,489,152

176,200	Molson Coors Brewing Co. – Class B	8,374,786

865,848	Nuance Communications, Inc. * (b)	47,664,932

170	NVR, Inc. *	880,590

10,200	Omnicom Group, Inc. (b)	746,844

111,400	Oracle Corp. (b)	9,929,082

24,000	PACCAR, Inc.	1,964,880

400,760	Pershing Square Tontine Holdings Ltd. – Class A *	7,906,995

194,711	PG&E Corp. *	1,785,500

683,145	PNM Resources, Inc.	33,815,677

701,310	PPD, Inc. *	32,477,666

44,700	PPL Corp.	1,311,945

31,800	Principal Financial Group, Inc.	2,124,558

93,600	Prudential Financial, Inc.	9,910,368

143,300	PulteGroup, Inc.	7,718,138

55,500	Quest Diagnostics, Inc.	8,482,065

576,700	Qurate Retail, Inc. – Series A	6,361,001

57,128	Raytheon Technologies Corp.	4,842,169

15,300	Regeneron Pharmaceuticals, Inc. *	10,303,020

15,600	Resolute Forest Products Inc	191,036

14,200	Resolute Forest Products, Inc.	173,950

80,154	Retail Value, Inc. (REIT)	2,003,850

14,240	Sanderson Farms, Inc.	2,798,160

104,795	Sensata Technologies Holding Plc *	6,201,768

114,350	Skillsoft Corp. *	1,106,908

8,200	Snap-on, Inc.	1,844,590

281,375	Southeastern Grocers, Inc. * (e)	6,190,250

87,100	SS&C Technologies Holdings, Inc. (b)	6,589,986

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

199,000	Synchrony Financial	9,900,250

1,507,100	Syncora Holdings Ltd. *	309,106

4,600	Synopsys, Inc. *(b)	1,528,304

54,030	Tempur Sealy International, Inc.	2,415,141

101,500	Textron, Inc.	7,376,005

1,888,723	The Oneida Group (e)	2,228,694

160,204	TRU TAJ (e)	1,308,386

5,869	TRU TAJ Liquidation Unit Trust (d)	58,690

106,100	Tyson Foods, Inc. – Class A	8,330,972

1,500	United Rentals, Inc. *	528,975

61,400	Universal Health Services, Inc. – Class B	9,563,664

107,466	US Bancorp	6,167,474

1,007,255	VEREIT, Inc. (REIT)	50,896,595

134,200	Verizon Communications, Inc.	7,381,000

130,687	Verso Corp. – Class A	2,489,587

63,980	VF Corp.	4,892,551

187,600	ViacomCBS, Inc. – Class B (b)	7,776,020

506,800	Viatris, Inc.	7,414,484

121,100	VICI Properties, Inc. (REIT)	3,743,201

48,300	VMware, Inc. – Class A * (b)	7,190,421

84,739	W R Grace & Co.	5,901,224

148,800	Walgreens Boots Alliance, Inc.	7,551,600

133,158	Wells Fargo & Co.	6,085,321

309,700	Western Union Co. (The) (b)	6,701,908

110,700	Western Digital Corp. *	6,996,240

107,060	Westmoreland Mining Holdings LLC (e)	535

30,700	Whirlpool Corp.	6,800,971

306,077	Willis Towers Watson Plc	67,557,315

483,823	Xilinx, Inc.	75,278,021

	Total United States	1,346,321,090

	Vietnam — 0.0%

86,100	Hoa Phat Group JSC	186,287

43,700	Petrovietnam Fertilizer & Chemicals JSC	70,525

40,100	PetroVietnam Gas JSC	157,242

46,300	PetroVietnam Nhon Trach 2 Power JSC	41,847

102,000	PetroVietnam Technical Services Corp	115,930

62,500	Pha Lai Thermal Power JSC	67,872

99,000	Vietnam Dairy Products JSC	379,738

96,500	Vinh Hoan Corp	209,761

	Total Vietnam	1,229,202

	TOTAL COMMON STOCKS (COST $4,398,346,806)	4,691,970,729

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — 1.2%

	Brazil — 0.2%

1,037,700	Banco Bradesco SA	4,645,849

453,725	Bradespar SA	5,541,257

315,600	Petroleo Brasileiro SA	1,659,543

33,100	Petroleo Brasileiro SA ADR	347,881

	Total Brazil	12,194,530

	Colombia — 0.0%

5,809	Banco Davivienda SA	50,243

1,417,796	Grupo Aval Acciones y Valores SA	421,297

	Total Colombia	471,540

	Germany — 0.2%

65,347	Bayerische Motoren Werke AG	5,470,713

10,261	Draegerwerk AG & Co KGaA	866,565

1,294	Jungheinrich AG	69,883

3,796	Villeroy & Boch AG	103,576

12,043	Volkswagen AG	2,864,482

	Total Germany	9,375,219

	Russia — 0.3%

15,222	Bashneft PJSC	222,952

79,750	Nizhnekamskneftekhim PJSC	130,318

27,591,600	Surgutneftegas PJSC	14,554,303

168	Transneft PJSC	362,345

	Total Russia	15,269,918

	South Korea — 0.5%

23,133	Hyundai Motor Co Ltd-Prf	2,039,757

20,951	Hyundai Motor Co Ltd-2nd Prf	1,789,362

37,422	LG Electronics Inc	2,248,727

277,666	Samsung Electronics Co Ltd	16,928,315

1,774	Samsung Electronics Co Ltd GDR (Registered)	2,674,577

	Total South Korea	25,680,738

	Taiwan — 0.0%

97,864	Chailease Holding Co Ltd	352,071

216,277	CTBC Financial Holding Co Ltd	485,329

	Total Taiwan	837,400

	United States — 0.0%

38	Gulfport Energy Operating Corp. (d)	180,500

5,413	Murray Energy Corp. (d)	703,690

	Total United States	884,190

	TOTAL PREFERRED STOCKS (COST $53,944,531)	64,713,535

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		United States — 0.0%

	408,963	Bristol-Myers Squibb Co. CVR * (d)	552,100

	222,285	Contra Clementia Pharma CVR * (d)	300,085

	2,616,810	Media General, Inc. CVR*(d)	130,840

		TOTAL RIGHTS/WARRANTS (COST $1,183,901)	983,025

		INVESTMENT FUNDS — 0.5%

		United States — 0.5%

	3,128,309	Altaba, Inc. (d)	21,898,163

	101,866	iShares Core MSCI Emerging Markets ETF	6,528,592

		Total United States	28,426,755

		TOTAL INVESTMENT FUNDS (COST $26,005,268)	28,426,755

		DEBT OBLIGATIONS — 12.2%

		Brazil — 0.1%

		Corporate Debt — 0.1%

	2,307,000	Oi SA, PIK, 10.00%, due 07/27/25	2,259,707

		Canada — 0.0%

		Corporate Debt — 0.0%

	259,350	Air Canada Pass-Through Trust – Class A, 144A, 3.60%, due 09/15/28	265,378

	1,620,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	1,698,489

		Total Canada	1,963,867

		Israel — 0.1%

		Corporate Debt — 0.1%

	5,496,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	6,098,197

		Luxembourg — 0.1%

		Bank Loans — 0.1%

	2,460,000	Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, Variable Rate, 3 mo. LIBOR plus 2.50%, 3.50%, due 02/01/24 (d)	2,450,775

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	538,288	Evander Gold Mines Ltd, 10.00%, due 04/19/26 (e)	118,091

Par Value†	Description	Value ($)

	United States — 11.9%

	Asset-Backed Securities — 0.2%

5,267,534	Alaska Airlines Pass-Through Trust, Series 20-1, Class B, 144A, 8.00%, due 02/15/27	5,928,807

119,742	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.88%, due 07/26/31	119,733

40,448	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.08%, due 10/25/37	40,441

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (g)	7

4,013,589	JetBlue Pass-Through Trust, Series 20-1, Class B, 7.75%, due 05/15/30	4,727,824

317,867	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.88%, due 04/17/28	317,850

150,980	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.88%, due 01/17/30	150,759

	Total Asset-Backed Securities	11,285,421

	Bank Loans — 0.4%

2,762,947	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, 1 mo. LIBOR plus 13.00%, 14.00%, due 09/16/25 (d)	2,762,947

1,921,007	Envision Healthcare Corp., 2018 1st Lien Term Loan, 3.75%, due 10/10/25 (d)	1,690,486

2,460,000	Frontier Communications Corp., 2021 DIP Term Loan B, 4.50%, due 05/01/28 (d)	2,455,400

4,015,517	Quorum Health Corporation, 2020 Term Loan, Variable Rate, 3 mo. LIBOR plus 8.25%, 9.25%, due 04/29/25 (d)	4,020,536

10,625,996	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, 3.50%, due 08/12/28 (d)	10,533,019

3,293,865	Serta Simmons Bedding, LLC, 2020 Super Priority Second Out Term Loan, Variable Rate, 1 mo. LIBOR plus 7.50%1 mo. LIBOR plus 7.50%, 8.50%, due 08/10/23 (d)	3,137,406

	Total Bank Loans	24,599,794

	Corporate Debt — 2.6%

1,451,035	American Airlines Pass-Through Trust – Class B, 4.38%, due 04/01/24	1,442,718

2,155,069	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	2,118,461

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued

	Corporate Debt — continued

5,206,815	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	5,093,726

2,289,941	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	2,263,019

2,073,575	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	2,038,023

3,097,872	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	3,053,089

4,124,354	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	3,984,578

3,092,903	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,997,820

2,755,570	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,639,922

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,187,025

944,000	Boeing Co. (The), 5.81%, due 05/01/50	1,282,146

5,927,000	Boeing Co. (The), 5.93%, due 05/01/60	8,238,130

6,270,000	Carnival Corp, 144A, 7.63%, due 03/01/26	6,662,533

4,280,000	Carnival Corp, 144A, 5.75%, due 03/01/27	4,375,572

3,579,000	Carnival Corp, 6.65%, due 01/15/28	3,854,440

3,615,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	3,582,194

6,700,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, due 10/01/28	7,260,924

2,514,000	Cooper-Standard Automotive, Inc., 144A, 5.63%, due 11/15/26	2,114,903

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	797,606

6,070,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	6,434,200

1,610,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, 9.50%, due 07/31/27	1,581,825

2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,909,500

1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,668,297

3,133,000	Envision Healthcare Corp., 144A, 8.75%, due 10/15/26	2,647,385

1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (d) (g)	56,000

1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,450,550

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	310,300

2,690,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	3,039,700

330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	336,097

Par Value†	Description	Value ($)
	United States — continued

	Corporate Debt — continued

860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	922,350

4,040,000	Guitar Center, Inc., 144A, 8.50%, due 01/15/26	4,302,600

2,241,534	Hawaiian Airlines Pass-Through Certificates – Class A, 144A, 7.38%, due 09/15/27	2,539,875

2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,575,102

4,673,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	4,743,095

8,000,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	8,040,000

1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,526,700

1,300,000	Redfin Corp., Zero Coupon, 144A, due 10/15/25	1,278,576

6,996,000	Royal Caribbean Cruises Ltd, 7.50%, due 10/15/27	8,122,636

6,020,000	Royal Caribbean Cruises Ltd, 3.70%, due 03/15/28	5,695,251

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,208,069

206,073	Spirit Airlines Pass-Through Trust, 4.10%, due 10/01/29	216,133

4,442,175	Spirit Airlines Pass-Through Trust, 3.65%, due 08/15/31	4,376,206

2,180,000	Travel + Leisure Co., 144A, 6.63%, due 07/31/26	2,483,238

1,620,000	Triumph Group, Inc., 144A, 6.25%, due 09/15/24	1,638,063

1,300,000	Uber Technologies, Inc., 144A, 8.00%, due 11/01/26	1,384,500

7,689,600	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.50%, due 02/15/29	8,013,947

278,000	XHR LP, 144A, REIT, 4.88%, due 06/01/29	286,340

	Total Corporate Debt	145,773,364

	U.S. Government — 8.7%

33,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	32,994,844

415,000,000	U.S. Treasury Note, 0.13%, due 02/28/23 (b)	414,837,893

35,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	34,982,226

	Total U.S. Government	482,814,963

	Total United States	664,473,542

	TOTAL DEBT OBLIGATIONS (COST $669,439,391)	677,364,179

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.2%

	United States — 0.2%

	Affiliated Issuers — 0.2%

2,300,903	GMO U.S. Treasury Fund (h)	11,596,552

	TOTAL MUTUAL FUNDS (COST $11,580,814)	11,596,552

	SHORT-TERM INVESTMENTS — 0.7%

	Money Market Funds — 0.4%

23,630,079	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (i)	23,630,079

49,922	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (j)	49,922

	Total Money Market Funds	23,680,001

Par Value†	Description	Value ($)

	U.S. Government — 0.3%

1,130,000	U.S. Treasury Bill, 0.06%, due 05/19/22 (j) (k)	1,129,551

2,450,000	U.S. Treasury Bill, 0.06%, due 06/16/22 (j) (k)	2,448,765

10,520,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (b) (j) (k)	10,514,182

2,300,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (j) (k)	2,298,462

	Total U.S. Government	16,390,960

	TOTAL SHORT-TERM INVESTMENTS (COST $40,070,658)	40,070,961

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Puts — 0.0%
Canadian National Railway Co. (l)	100.00	10/15/21	1,653	USD	19,444,239	140,505
Canadian Pacific Railway Ltd.	72.00	09/17/21	1,524	USD	10,483,596	594,360

TOTAL PURCHASED OPTIONS (COST $1,069,428)	734,865

TOTAL INVESTMENTS — 99.1% (Cost $5,201,640,797)	5,515,860,601

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (26.9)%

	Common Stocks — (26.7)%

	Australia — (0.6)%

(91,981)	Afterpay Ltd *	(8,946,937)

(1,114,362)	APA Group	(7,461,846)

(58,074)	ASX Ltd	(3,716,857)

(21,504)	Cochlear Ltd	(3,652,594)

(188,676)	Qantas Airways Ltd *	(698,611)

(1,530,906)	Sydney Airport *	(8,887,135)

	Total Australia	(33,363,980)

	Austria — (0.2)%

(99,621)	Verbund AG	(10,912,769)

	Belgium — (0.0)%

(16,081)	Galapagos NV *	(951,192)

Shares	Description	Value ($)

	Common Stocks — continued

	Canada — (0.2)%

(97,200)	AltaGas Ltd	(1,946,850)

(85,166)	Canadian National Railway Co. (l)	(10,018,077)

	Total Canada	(11,964,927)

	Denmark — (0.1)%

(130,028)	Ambu A/S – Class B	(4,112,264)

	France — (0.8)%

(173,387)	Accor SA *	(5,979,158)

(43,835)	Aeroports de Paris *	(5,162,209)

(6,865)	Eurazeo SE	(706,217)

(574,587)	Getlink SE	(9,255,727)

(6,061)	Hermes International	(8,920,630)

(5,411)	Sartorius Stedim Biotech	(3,282,143)

(85,064)	Ubisoft Entertainment SA *	(5,403,429)

(26,402)	Wendel SE	(3,831,344)

(2,013)	Worldline SA *	(179,243)

	Total France	(42,720,100)

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Common Stocks — continued

	Germany — (0.9)%

(61,353)	Delivery Hero SE *	(8,904,206)

(3,142)	MTU Aero Engines AG	(721,079)

(73,648)	Puma SE	(8,941,955)

(64,143)	QIAGEN NV *	(3,548,513)

(55,612)	RWE AG	(2,171,523)

(16,245)	Scout24 AG	(1,365,768)

(3,322,667)	Telefonica Deutschland Holding AG	(9,327,136)

(149,755)	Uniper SE	(5,945,675)

(81,444)	Zalando SE *	(9,030,086)

	Total Germany	(49,955,941)

	Israel — (0.2)%

(17,800)	CyberArk Software Ltd *	(2,989,332)

(26,700)	Wix.com Ltd *	(5,929,536)

	Total Israel	(8,918,868)

	Italy — (0.5)%

(65,484)	Amplifon SPA	(3,425,296)

(260,787)	Atlantia SPA *	(4,884,970)

(41,857)	Ferrari NV	(9,079,644)

(508,092)	FinecoBank Banca Fineco SPA *	(9,360,101)

(143,581)	Infrastrutture Wireless Italiane SPA	(1,708,242)

	Total Italy	(28,458,253)

	Japan — (2.3)%

(395,000)	Acom Co Ltd	(1,526,610)

(77,800)	ANA Holdings Inc *	(1,844,223)

(251,700)	Asahi Intecc Co Ltd	(7,615,483)

(68,500)	GMO Payment Gateway Inc	(8,987,111)

(26,700)	Harmonic Drive Systems Inc	(1,474,212)

(272,800)	Hitachi Metals Ltd *	(5,265,899)

(8,200)	Ibiden Co Ltd	(441,212)

(435,100)	Isetan Mitsukoshi Holdings Ltd	(2,913,982)

(74,500)	Japan Airlines Co Ltd *	(1,587,199)

(102,200)	Japan Airport Terminal Co Ltd *	(4,639,554)

(141,200)	Japan Exchange Group Inc	(3,362,743)

(1,088)	Japan Real Estate Investment Corp (REIT)	(6,723,981)

(284,600)	JGC Holding Corp	(2,387,462)

(302,700)	Keikyu Corp	(3,689,759)

(12,600)	Keio Corp	(678,002)

(61,000)	Kintetsu Group Holdings Co Ltd *	(2,083,529)

(40,700)	Lasertec Corp	(8,852,620)

(73,300)	Lion Corp	(1,247,264)

(207,800)	LIXIL Corp	(6,047,336)

(110,000)	M3 Inc	(7,377,421)

(1,100)	McDonald’s Holdings Co Japan Ltd	(52,469)

(117,400)	Mercari Inc *	(5,792,801)

(27,700)	Mizuho Financial Group Inc	(388,128)

(341,800)	MonotaRO Co Ltd	(7,575,246)

(9,000)	Nidec Corp	(1,028,058)

Shares	Description	Value ($)

	Common Stocks — continued

	Japan — continued

(281,500)	Nihon M&A Center Inc	(8,394,362)

(393,500)	Nippon Paint Holdings Co Ltd	(4,886,958)

(74,900)	Nissin Foods Holdings Co Ltd	(5,830,864)

(207,900)	Odakyu Electric Railway Co Ltd	(4,844,001)

(45,800)	ORIENTAL LAND CO LTD	(6,929,347)

(38,700)	Shiseido Co Ltd	(2,565,001)

(10,800)	Tobu Railway Co Ltd	(281,572)

(33,400)	Tokyu Corp	(459,273)

(18,000)	West Japan Railway Co	(983,100)

(36,700)	Yaskawa Electric Corp	(1,791,294)

	Total Japan	(130,548,076)

	Netherlands — (0.4)%

(3,428)	Adyen NV *	(11,079,552)

(18,782)	Heineken Holding NV	(1,742,250)

(79,053)	Just Eat Takeaway.com NV *	(7,162,706)

	Total Netherlands	(19,984,508)

	New Zealand — (0.0)%

(18,881)	Xero Ltd *	(2,088,301)

	Norway — (0.0)%

(24,518)	Schibsted ASA – B Shares	(1,139,193)

(26,008)	Schibsted ASA – Class A	(1,387,561)

	Total Norway	(2,526,754)

	Russia — (0.0)%

(22,914)	Magnit PJSC Sponsored GDR (Registered)	(348,769)

	Singapore — (0.2)%

(234,800)	Singapore Airlines Ltd *	(880,226)

(1,109,300)	Singapore Exchange Ltd	(8,141,998)

	Total Singapore	(9,022,224)

	Spain — (0.5)%

(140,703)	Cellnex Telecom SA	(9,630,875)

(323,432)	Ferrovial SA	(9,366,429)

(232,208)	Siemens Gamesa Renewable Energy SA	(6,885,306)

	Total Spain	(25,882,610)

	Sweden — (0.2)%

(149,451)	Embracer Group AB *	(3,402,076)

(54,975)	Evolution AB	(8,875,842)

(60,120)	Sinch AB *	(1,351,587)

	Total Sweden	(13,629,505)

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Common Stocks — continued

	Switzerland — (0.4)%

(10)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(1,221,394)

(5,411)	Partners Group Holding AG	(9,593,723)

(4,969)	Straumann Holding AG (Registered)	(9,601,305)

	Total Switzerland	(20,416,422)

	United Kingdom — (1.6)%

(137,554)	Admiral Group Plc	(6,834,529)

(242,410)	Antofagasta Plc	(4,855,921)

(64)	AstraZeneca Plc Sponsored ADR	(3,730)

(1,017,233)	Auto Trader Group Plc	(8,796,641)

(1,439,535)	ConvaTec Group Plc	(4,460,737)

(348,082)	Entain Plc *	(9,250,567)

(98,523)	Halma Plc	(4,068,585)

(412,986)	Hargreaves Lansdown Plc	(8,576,724)

(1,231,734)	Informa Plc *	(9,001,577)

(439,307)	Land Securities Group Plc (REIT)	(4,290,560)

(76,453)	London Stock Exchange Group Plc	(8,374,958)

(160,138)	Melrose Industries Plc	(369,771)

(265,499)	Ocado Group Plc *	(7,358,365)

(4,924,526)	Rolls-Royce Holdings Plc *	(7,766,085)

(16,966)	Spirax-Sarco Engineering Plc	(3,762,303)

	Total United Kingdom	(87,771,053)

	United States — (17.6)%

(833,821)	Advanced Micro Devices, Inc. *	(92,320,661)

(250,700)	AES Corp. (The)	(5,984,209)

(41,800)	Airbnb, Inc. – Class A *	(6,478,582)

(34,800)	American Tower Corp. (REIT)	(10,167,516)

(1)	Analog Devices, Inc.	(163)

(330,342)	Aon Plc – Class A	(94,761,906)

(556,629)	Apollo Global Management, Inc.	(33,275,282)

(81,000)	Aramark	(2,817,990)

(46,300)	Arthur J Gallagher & Co.	(6,649,606)

(29,400)	Autodesk, Inc. *	(9,116,646)

(56,800)	Avalara, Inc. *	(10,206,960)

(1,400)	Bio-Techne Corp.	(698,796)

(29,100)	BioMarin Pharmaceutical, Inc. *	(2,450,511)

(33,000)	Boeing Co. (The) *	(7,243,500)

(28,100)	Burlington Stores, Inc. *	(8,415,669)

(69,800)	Caesars Entertainment, Inc. *	(7,093,774)

(27,000)	Carvana Co. *	(8,857,620)

(50,000)	Catalent, Inc. *	(6,522,000)

(64,400)	Ceridian HCM Holding, Inc. *	(7,235,340)

(6,500)	Charter Communications, Inc. – Class A *	(5,308,290)

(5,100)	Chipotle Mexican Grill, Inc. *	(9,706,983)

(122,100)	Clarivate Plc *	(3,075,699)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(69,400)	Cloudflare, Inc. – Class A *	(8,379,356)

(29,900)	CME Group, Inc.	(6,031,428)

(56,500)	Cognex Corp.	(5,007,030)

(5,400)	CoStar Group, Inc. *	(457,596)

(32,700)	Coupa Software, Inc. *	(8,005,287)

(46,800)	Crown Castle International Corp. (REIT)	(9,111,492)

(156,000)	Delta Air Lines, Inc. *	(6,308,640)

(18,300)	Dexcom, Inc. *	(9,688,386)

(31,400)	DocuSign, Inc. *	(9,301,936)

(135,600)	DraftKings Inc. – Class A *	(8,039,724)

(38,000)	Dynatrace, Inc. *	(2,611,740)

(13,200)	Equifax, Inc.	(3,593,832)

(11,600)	Equinix, Inc. (REIT)	(9,784,020)

(111,700)	Equity LifeStyle Properties, Inc. (REIT)	(9,502,319)

(4,700)	Erie Indemnity Co. – Class A	(832,323)

(73,400)	Exact Sciences Corp. *	(7,661,492)

(43,400)	Expedia Group, Inc. *	(6,271,300)

(2,000)	First Republic Bank	(397,880)

(155,323)	Fox Corp. – Class A	(5,815,293)

(7,000)	Gartner, Inc. *	(2,161,180)

(79,300)	Guidewire Software, Inc. *	(9,393,878)

(34,500)	Hess Corp.	(2,371,875)

(377,100)	Host Hotels & Resorts, Inc. (REIT) *	(6,244,776)

(14,400)	HubSpot, Inc. *	(9,856,368)

(13,900)	IDEXX Laboratories, Inc. *	(9,365,264)

(118,553)	II-VI, Inc. *	(7,466,468)

(49,600)	Ingersoll Rand, Inc. *	(2,629,792)

(33,600)	Insulet Corp. *	(10,006,416)

(21,200)	Ionis Pharmaceuticals, Inc. *	(842,912)

(38,500)	IQVIA Holdings, Inc. *	(9,999,605)

(85,400)	Iron Mountain, Inc. (REIT)	(4,077,850)

(15,000)	KKR & Co., Inc.	(964,350)

(121,100)	Lamb Weston Holdings, Inc.	(7,889,665)

(25,400)	Liberty Broadband Corp. – Class A *	(4,718,558)

(14,600)	Liberty Broadband Corp. – Class C *	(2,793,272)

(199,300)	Liberty Media Corp-Liberty Formula One – Class C *	(10,072,622)

(26,900)	Liberty Media Corp-Liberty SiriusXM – Class A *	(1,331,550)

(31,000)	Liberty Media Corp-Liberty SiriusXM – Class C *	(1,529,850)

(11,300)	Linde Plc	(3,554,867)

(112,100)	Live Nation Entertainment, Inc. *	(9,719,070)

(17,400)	MarketAxess Holdings, Inc.	(8,281,008)

(13,700)	Marriott International, Inc. – Class A *	(1,851,418)

(13)	Marvell Technology, Inc.	(796)

(98,100)	MGM Resorts International	(4,181,022)

(25,000)	MongoDB, Inc. *	(9,795,750)

(12,400)	Monolithic Power Systems, Inc.	(6,137,132)

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(15,300)	MSCI, Inc.	(9,709,074)

(342,978)	New York Community Bancorp, Inc.	(4,294,085)

(52,000)	NiSource, Inc.	(1,281,800)

(28,894)	NortonLifeLock, Inc.	(767,425)

(50,000)	Novocure Ltd. *	(6,710,500)

(46,300)	Oak Street Health, Inc. *	(2,163,599)

(83,300)	Occidental Petroleum Corp.	(2,139,977)

(37,600)	Okta, Inc. *	(9,911,360)

(50,000)	Palantir Technologies, Inc. – Class A *	(1,317,000)

(18,000)	Paycom Software, Inc. *	(8,800,200)

(49,000)	Peloton Interactive, Inc. – Class A *	(4,909,310)

(15,000)	Public Storage (REIT)	(4,854,150)

(710,115)	Realty Income Corp. (REIT)	(51,284,505)

(27,300)	RingCentral, Inc. – Class A *	(6,886,698)

(23,600)	Roku, Inc. *	(8,316,640)

(101,250)	Rollins, Inc.	(3,940,650)

(88,300)	Royal Caribbean Cruises Ltd. *	(7,305,059)

(156,145)	S&P Global, Inc.	(69,300,274)

(14)	salesforce.com, Inc. *	(3,714)

(93,700)	Sarepta Therapeutics, Inc. *	(7,319,844)

(6,300)	Seagen, Inc. *	(1,055,880)

(16,500)	ServiceNow, Inc. *	(10,620,060)

(61,400)	Simon Property Group, Inc. (REIT)	(8,255,230)

(125,100)	Snap, Inc. – Class A *	(9,521,361)

(29,300)	Snowflake, Inc. – Class A *	(8,917,455)

(56,900)	Southwest Airlines Co. *	(2,832,482)

(44,000)	Square, Inc. – Class A *	(11,795,080)

(44,600)	Starbucks Corp.	(5,240,054)

(2,000)	Sun Communities, Inc. (REIT)	(402,980)

(3,800)	T-Mobile US, Inc. *	(520,676)

(46,900)	Teladoc Health, Inc. *	(6,773,298)

(110)	Teledyne Technologies, Inc. *	(50,972)

(13,700)	Tesla, Inc. *	(10,079,364)

(8,000)	Trade Desk, Inc. (The) – Class A *	(640,400)

(25,900)	Twilio, Inc. – Class A *	(9,245,264)

(98,300)	Twitter, Inc. *	(6,340,350)

(156,600)	Uber Technologies, Inc. *	(6,129,324)

(170,000)	UDR, Inc. (REIT)	(9,183,400)

(28,200)	Vail Resorts, Inc. *	(8,596,770)

(80,800)	Vistra Corp.	(1,542,472)

(13,500)	Wayfair, Inc. – Class A *	(3,790,125)

(342,400)	Williams Cos, Inc. (The)	(8,453,856)

(50,400)	Zendesk, Inc. *	(6,229,440)

(18,400)	Zillow Group, Inc. – Class A *	(1,759,040)

(72,949)	Zillow Group, Inc. – Class C *	(6,986,326)

(41,497)	Zoom Video Communications, Inc. – Class A *	(12,013,382)

(38,000)	Zscaler, Inc. *	(10,576,920)

	Total United States	(981,193,916)

	TOTAL COMMON STOCKS (PROCEEDS $1,288,513,386)	(1,484,770,432)

Shares	Description	Value ($)
	PREFERRED STOCKS (f) — (0.2)%

	Germany — (0.2)%

(12,124)	Sartorius AG	(7,987,445)

	TOTAL PREFERRED STOCKS (PROCEEDS $5,270,612)	(7,987,445)

	INVESTMENT FUNDS — (0.0)%

	United States — (0.0)%

(7,539)	SPDR S&P Oil & Gas Exploration & Production ETF	(620,663)

	TOTAL INVESTMENT FUNDS (PROCEEDS $612,199)	(620,663)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,294,396,197)	(1,493,378,540)

	Other Assets and Liabilities (net) — 27.8%	1,545,159,888

	TOTAL NET ASSETS — 100.0%	$5,567,641,949

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
10/18/2021	DB	AUD	58,436,701	USD	43,062,881	302,632
10/18/2021	MSCI	AUD	3,732,308	USD	2,720,718	(10,347)
10/21/2021	GS	AUD	40,305,000	USD	29,589,956	96,897
11/09/2021	JPM	AUD	44,390,000	USD	32,727,991	243,014
11/09/2021	MSCI	AUD	158,690,050	USD	117,492,843	1,362,127
09/02/2021	GS	BRL	4,406,554	USD	860,000	7,800
09/02/2021	MSCI	BRL	21,001,571	USD	3,927,656	(133,915)
12/02/2021	MSCI	BRL	3,986,370	USD	747,393	(12,748)
09/09/2021	GS	CAD	1,454,312	USD	1,148,751	(3,936)
09/09/2021	JPM	CAD	3,256,156	USD	2,605,604	24,778
09/09/2021	UBSA	CAD	20,744,136	USD	16,535,729	93,944
11/03/2021	JPM	CAD	47,679,968	USD	37,490,000	(298,041)
11/12/2021	BOA	CAD	14,360,779	USD	11,476,737	95,480
11/12/2021	JPM	CAD	17,695,220	USD	14,136,125	112,245
11/12/2021	MSCI	CAD	625,847	USD	495,147	(851)
09/07/2021	BCLY	CHF	8,670,385	USD	9,386,062	(83,190)
09/07/2021	GS	CHF	1,106,997	USD	1,223,480	14,487
10/13/2021	MSCI	CHF	156,181,896	USD	171,028,542	302,751
11/18/2021	MSCI	CLP	1,895,246,500	USD	2,415,865	(25,241)
10/26/2021	JPM	COP	4,866,415,000	USD	1,253,439	(34,048)
10/26/2021	MSCI	COP	33,975,170,000	USD	8,680,000	(308,668)
10/18/2021	GS	CZK	32,631,414	USD	1,510,000	(4,708)
10/18/2021	MSCI	CZK	16,049,427	USD	742,886	(2,108)
09/07/2021	JPM	EUR	972,555	USD	1,141,973	(6,476)
09/30/2021	JPM	EUR	8,040,000	USD	9,457,299	(41,192)
10/21/2021	DB	EUR	121,855,867	USD	143,894,969	(124,215)
10/21/2021	MSCI	EUR	82,362,991	USD	97,247,753	(95,533)
10/13/2021	BCLY	GBP	18,480,000	USD	25,764,871	355,136
10/13/2021	JPM	GBP	7,500,000	USD	10,389,622	77,230
10/21/2021	MSCI	GBP	36,689,700	USD	50,279,565	(168,752)
10/21/2021	UBSA	GBP	1,338,553	USD	1,839,244	(1,266)
10/21/2021	GS	HKD	139,242,600	USD	17,925,397	19,920
09/14/2021	BCLY	HUF	587,807,222	USD	2,065,852	77,839
09/14/2021	CITI	HUF	981,987,054	USD	3,340,000	18,839
09/14/2021	DB	HUF	3,021,632,281	USD	10,030,000	(189,411)
09/13/2021	JPM	INR	148,412,880	USD	1,992,761	(38,248)
09/07/2021	JPM	JPY	1,368,752,229	USD	12,466,227	24,277
09/07/2021	MSCI	JPY	332,652,113	USD	3,017,532	(6,274)
09/07/2021	UBSA	JPY	1,165,454,532	USD	10,615,837	21,862
09/09/2021	JPM	JPY	1,748,369,070	USD	15,870,000	(22,892)
10/21/2021	SSB	JPY	10,103,461,100	USD	92,249,405	375,131
11/12/2021	CITI	KRW	5,145,584,900	USD	4,400,000	(36,933)
11/12/2021	MSCI	KRW	9,348,629,235	USD	8,145,960	84,828
10/21/2021	BOA	MXN	45,747,415	USD	2,230,000	(32,963)
10/05/2021	MSCI	NZD	208,420,000	USD	146,015,926	(846,176)
10/18/2021	UBSA	NZD	11,287,887	USD	7,934,831	(18,362)
09/16/2021	JPM	PHP	292,090,365	USD	5,795,214	(85,458)
10/29/2021	JPM	RON	63,304,553	USD	15,055,665	(52,410)
10/15/2021	JPM	SGD	7,537,175	USD	5,565,777	(39,913)
10/18/2021	MSCI	THB	484,621,222	USD	14,820,221	(212,661)
10/18/2021	JPM	USD	7,560,358	AUD	10,451,419	87,324
10/21/2021	BOA	USD	7,043,598	AUD	9,577,200	(35,511)
10/21/2021	DB	USD	934,111	AUD	1,271,300	(3,841)
10/21/2021	SSB	USD	7,475,081	AUD	10,130,800	(61,899)
09/02/2021	CITI	USD	1,598,209	BRL	8,054,567	(40,506)
09/02/2021	GS	USD	1,361,262	BRL	6,943,114	(18,507)
09/02/2021	JPM	USD	400,000	BRL	2,017,520	(9,824)
09/02/2021	MSCI	USD	15,268,704	BRL	81,643,285	520,591

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
12/02/2021	MSCI	USD	11,952,857	BRL	63,752,955	203,877
11/03/2021	JPM	USD	160,285,867	CAD	199,250,560	(2,372,834)
11/12/2021	GS	USD	527,416	CAD	676,477	8,708
09/07/2021	UBSA	USD	166,410	CHF	152,560	207
11/18/2021	MSCI	USD	2,403,701	CLP	1,895,246,500	37,405
09/07/2021	JPM	USD	10,234,346	EUR	8,596,751	(82,807)
09/07/2021	UBSA	USD	48,514,719	EUR	40,875,811	(246,206)
09/21/2021	SSB	USD	20,600,550	EUR	17,428,332	(14,407)
09/30/2021	BOA	USD	7,628,514	EUR	6,480,000	26,987
09/30/2021	DB	USD	57,395,551	EUR	48,091,000	(580,631)
09/30/2021	JPM	USD	10,007,601	EUR	8,530,000	69,779
10/18/2021	UBSA	USD	2,695,986	EUR	2,294,728	15,956
10/21/2021	JPM	USD	105,153,449	EUR	88,949,800	(25,335)
10/21/2021	SSB	USD	26,765,249	EUR	22,671,700	30,012
10/21/2021	UBSA	USD	1,865,538	EUR	1,579,600	1,362
10/13/2021	JPM	USD	14,795,914	GBP	10,830,000	95,181
10/13/2021	MSCI	USD	110,576,580	GBP	79,962,700	(629,014)
10/21/2021	GS	USD	14,309,514	GBP	10,350,200	(77,994)
10/21/2021	JPM	USD	2,052,642	GBP	1,480,600	(16,817)
10/21/2021	SSB	USD	14,760,337	GBP	10,707,600	(37,393)
10/21/2021	CITI	USD	627,277	HKD	4,881,000	381
10/21/2021	GS	USD	5,231,029	HKD	40,702,900	3,036
10/21/2021	SSB	USD	5,641,766	HKD	43,867,400	(772)
09/14/2021	CITI	USD	2,920,000	HUF	871,031,328	25,900
09/14/2021	DB	USD	2,510,000	HUF	749,234,498	23,973
11/08/2021	CITI	USD	2,220,000	IDR	32,169,798,000	28,284
11/08/2021	JPM	USD	12,748,617	IDR	184,153,779,400	121,529
10/29/2021	BOA	USD	3,000,000	ILS	9,670,395	15,947
09/07/2021	UBSA	USD	30,293,902	JPY	3,378,603,193	417,581
09/09/2021	JPM	USD	106,759,117	JPY	11,649,608,191	(862,733)
10/06/2021	BCLY	USD	6,365,156	JPY	704,829,639	43,375
10/06/2021	JPM	USD	28,949,321	JPY	3,224,781,587	371,398
10/06/2021	MSCI	USD	3,609,832	JPY	396,097,435	(8,391)
10/06/2021	UBSA	USD	2,984,253	JPY	330,287,028	18,819
10/21/2021	BOA	USD	31,619,395	JPY	3,485,837,000	78,530
10/21/2021	JPM	USD	26,537,001	JPY	2,914,988,700	(29,998)
10/21/2021	MSCI	USD	14,901,108	MXN	300,921,913	(15,565)
09/14/2021	BCLY	USD	27,224,223	NOK	225,802,470	(1,252,004)
09/14/2021	JPM	USD	55,690,000	NOK	488,024,103	443,437
10/05/2021	BCLY	USD	14,882,581	NZD	21,040,000	(56,851)
10/05/2021	JPM	USD	10,088,188	NZD	14,380,000	44,606
11/18/2021	JPM	USD	4,480,741	PEN	18,251,850	(23,820)
11/18/2021	MSCI	USD	2,050,000	PEN	8,343,500	(12,600)
09/16/2021	JPM	USD	3,280,000	PHP	166,243,440	66,989
11/18/2021	MSCI	USD	903,188	PLN	3,510,827	13,502
11/10/2021	CITI	USD	14,511,010	RUB	1,082,942,154	129,213
11/05/2021	MSCI	USD	152,250,879	SEK	1,307,405,702	(677,398)
10/15/2021	BOA	USD	2,060,000	SGD	2,797,472	20,588
10/15/2021	DB	USD	1,975,968	SGD	2,684,058	20,270
10/15/2021	GS	USD	1,520,000	SGD	2,055,645	8,863
10/18/2021	CITI	USD	5,990,000	THB	200,185,088	219,713
10/25/2021	BCLY	USD	9,510,000	TRY	86,812,451	646,899
10/25/2021	GS	USD	2,340,000	TRY	20,940,315	109,979
10/29/2021	JPM	USD	14,354,292	ZAR	215,378,980	362,176
10/29/2021	CITI	ZAR	46,875,317	USD	3,060,000	(142,908)

						$(2,229,908)

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/ Net Unrealized Apprecia- tion (Deprecia -tion) ($)
Buys
247	Australian Government Bond 10 Yr.	September 2021	26,346,630	928,246
421	CAC40 10 Euro	September 2021	33,227,341	(414,765)
171	Canadian Government Bond 10 Yr.	December 2021	19,805,992	1,083
500	Corn (j)	December 2021	13,356,250	(552,011)
88	DAX Index	September 2021	41,022,353	74,721
344	FTSE 100 Index	September 2021	33,568,435	17,793
15	Hang Seng Index	September 2021	2,482,254	15,064
141	MSCI Singapore	September 2021	3,678,568	(71,470)
22	S&P/TSX 60	September 2021	4,289,272	122,965
168	Silver (j)	December 2021	20,165,040	227,827
251	Soybean (j)	November 2021	16,220,875	(1,054,964)
409	U.S. Treasury Note 10 Yr. (CBT)	December 2021	54,582,328	121,147
198	WTI Crude (j)	September 2021	13,563,000	111,419

			$282,308,338	$(472,945)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/ Net Unrealized Apprecia- tion (Deprecia -tion) ($)
Sales
593	E-mini Russell 2000 Index	September 2021	$67,341,080	$1,123,833
307	Euro Bund	September 2021	63,598,939	(1,235,554)
37	Euro Bund	December 2021	7,537,887	(464)
2,116	Euro STOXX 50	September 2021	104,495,033	(1,345,412)
200	FTSE 100 Index	September 2021	19,516,532	(80,454)
150	FTSE Taiwan Index	September 2021	9,073,079	(191,473)
240	FTSE/JSE TOP 40	September 2021	9,997,724	86,425
81	Gold 100 OZ (j)	December 2021	14,726,610	(106,509)
38	Hang Seng Index	September 2021	6,288,378	(105,656)
11	Japanese Government Bond 10 Yr. (OSE)	September 2021	15,213,926	(70,785)
1,946	Mini MSCI Emerging Markets	September 2021	126,412,160	(3,823,912)
121	NASDAQ 100 E-Mini	September 2021	37,709,650	(3,834,417)
1,757	S&P 500 EMini	September 2021	397,125,925	(23,549,644)
405	SGX Nifty 50	September 2021	13,834,573	(383,366)
287	SPI 200 Futures	September 2021	39,047,968	(893,584)
298	TOPIX Index	September 2021	53,164,698	(456,294)
37	U.S. Ultra Bond (CBT)	December 2021	7,299,406	18,741
56	UK Gilt Long Bond	December 2021	9,873,404	62,066

			$1,002,256,972	$(34,786,459)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.65%	N/A	12/20/2024	Quarterly	96,637	(13,004)	(109,641)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.52%	N/A	12/20/2024	Quarterly	(139,584)	(168,395)	(28,811)
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	1.9%	N/A	12/20/2024	Quarterly	14,842	(56,644)	(71,486)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	1.9%	N/A	12/20/2024	Quarterly	142,500	(113,289)	(255,789)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	0.66%	N/A	12/20/2024	Quarterly	(96,605)	(162,498)	(65,893)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	0.66%	N/A	12/20/2024	Quarterly	(51,323)	(162,498)	(111,175)

									$(33,533)	$(676,328)	$(642,795)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2021, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.67)%	6 Month CHF LIBOR	CHF	66,860,000	09/15/2023	Semi-Annually	—	3,250	3,250
(0.60)%	6 Month CHF LIBOR	CHF	57,030,000	09/15/2023	Semi-Annually	—	(77,223)	(77,223)
0.29%	3 Month AUD BBSW	AUD	103,390,000	12/15/2023	Quarterly	—	40,570	40,570
0.29%	3 Month AUD BBSW	AUD	379,370,000	12/15/2023	Quarterly	—	126,704	126,704
0.32%	3 Month AUD BBSW	AUD	5,870,000	12/15/2023	Quarterly	1,669	(268)	(1,937)
0.32%	3 Month AUD BBSW	AUD	65,750,000	12/15/2023	Quarterly	—	(3,005)	(3,005)
GBP - SONIA - COMPOUND	0.35%	GBP	562,880,000	12/15/2023	Annually	(1,774)	191,595	193,369
GBP - SONIA - COMPOUND	0.32%	GBP	501,680,000	12/15/2023	Annually	—	(199,984)	(199,984)
3 Month NZD Bank Bill Rate	1.36%	NZD	116,630,000	12/15/2023	Quarterly	—	(165,769)	(165,769)
3 Month NZD Bank Bill Rate	1.37%	NZD	401,930,000	12/15/2023	Quarterly	—	(512,762)	(512,762)
3 Month NZD Bank Bill Rate	1.45%	NZD	69,590,000	12/15/2023	Quarterly	—	(19,796)	(19,796)
3 Month NZD Bank Bill Rate	1.45%	NZD	271,870,000	12/15/2023	Quarterly	(14,689)	(58,490)	(43,801)
0.08%	3 Month SEK STIBOR	SEK	541,600,000	12/15/2023	Quarterly	—	16,765	16,765
0.08%	3 Month SEK STIBOR	SEK	4,105,600,000	12/15/2023	Quarterly	—	146,117	146,117
0.08%	3 Month SEK STIBOR	SEK	1,478,000,000	12/15/2023	Quarterly	—	62,876	62,876
0.09%	3 Month SEK STIBOR	SEK	73,300,000	12/15/2023	Quarterly	249	910	661
0.98%	3 Month CAD LIBOR	CAD	475,710,000	12/18/2023	Semi-Annually	15,621	(301,035)	(316,656)
(0.48)%	6 Month EURIBOR	EUR	21,110,000	12/20/2023	Semi-Annually	3,697	9,865	6,168
0.45%	3 Month USD LIBOR	USD	349,050,000	12/20/2023	Quarterly	49,646	(297,422)	(347,068)
6 Month CHF LIBOR	0.03%	CHF	11,460,000	09/15/2031	Semi-Annually	—	159,494	159,494
6 Month CHF LIBOR	(0.04)%	CHF	18,740,000	09/15/2031	Semi-Annually	—	103,062	103,062

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month CHF LIBOR	(0.03)%	CHF	45,540,000	09/15/2031	Semi-Annually	15,074	316,459	301,385
6 Month CHF LIBOR	(0.09)%	CHF	129,550,000	09/15/2031	Semi-Annually	(45,011)	48,042	93,053
6 Month CHF LIBOR	(0.12)%	CHF	13,330,000	09/15/2031	Semi-Annually	—	(44,102)	(44,102)
6 Month CHF LIBOR	(0.15)%	CHF	18,240,000	09/15/2031	Semi-Annually	—	(113,222)	(113,222)
1.28%	6 Month AUD BBSW	AUD	52,950,000	12/15/2031	Semi-Annually	129,121	350,469	221,348
6 Month AUD BBSW	1.28%	AUD	85,250,000	12/15/2031	Semi-Annually	(236,187)	(594,083)	(357,896)
6 Month AUD BBSW	1.30%	AUD	10,950,000	12/15/2031	Semi-Annually	—	(54,854)	(54,854)
6 Month AUD BBSW	1.31%	AUD	10,930,000	12/15/2031	Semi-Annually	—	(46,341)	(46,341)
6 Month AUD BBSW	1.37%	AUD	13,930,000	12/15/2031	Semi-Annually	—	(6,426)	(6,426)
3 Month CAD LIBOR	1.77%	CAD	106,280,000	12/15/2031	Semi-Annually	(36,732)	108,515	145,247
3 Month CAD LIBOR	1.69%	CAD	378,380,000	12/15/2031	Semi-Annually	—	(1,837,541)	(1,837,541)
3 Month CAD LIBOR	1.71%	CAD	298,680,000	12/15/2031	Semi-Annually	—	(961,631)	(961,631)
3 Month CAD LIBOR	1.73%	CAD	23,400,000	12/15/2031	Semi-Annually	(15,682)	(42,261)	(26,579)
0.56%	GBP - SONIA - COMPOUND	GBP	206,830,000	12/15/2031	Annually	—	2,717,761	2,717,761
0.56%	GBP - SONIA - COMPOUND	GBP	103,300,000	12/15/2031	Annually	—	1,347,726	1,347,726
0.59%	GBP - SONIA - COMPOUND	GBP	176,250,000	12/15/2031	Annually	—	1,516,756	1,516,756
0.60%	GBP - SONIA - COMPOUND	GBP	11,750,000	12/15/2031	Annually	5,039	91,715	86,676
0.64%	GBP - SONIA - COMPOUND	GBP	121,720,000	12/15/2031	Annually	(31,448)	258,562	290,010
0.64%	GBP - SONIA - COMPOUND	GBP	7,400,000	12/15/2031	Annually	11,920	18,285	6,365
3 Month NZD Bank Bill Rate	1.96%	NZD	23,580,000	12/15/2031	Quarterly	3,214	(98,096)	(101,310)
3 Month NZD Bank Bill Rate	2.00%	NZD	12,060,000	12/15/2031	Quarterly	—	(21,313)	(21,313)
3 Month NZD Bank Bill Rate	2.00%	NZD	223,110,000	12/15/2031	Quarterly	(100,385)	(322,157)	(221,772)
1.96%	3 Month NZD Bank Bill Rate	NZD	25,090,000	12/15/2031	Quarterly	—	108,434	108,434
1.97%	3 Month NZD Bank Bill Rate	NZD	15,010,000	12/15/2031	Quarterly	—	57,590	57,590
2.00%	3 Month NZD Bank Bill Rate	NZD	143,720,000	12/15/2031	Quarterly	115,773	226,111	110,338
3 Month SEK STIBOR	0.56%	SEK	110,600,000	12/15/2031	Quarterly	—	(115,081)	(115,081)
3 Month SEK STIBOR	0.56%	SEK	841,270,000	12/15/2031	Quarterly	—	(899,177)	(899,177)
3 Month SEK STIBOR	0.59%	SEK	301,040,000	12/15/2031	Quarterly	—	(224,585)	(224,585)
3 Month SEK STIBOR	0.64%	SEK	968,370,000	12/15/2031	Quarterly	(6,267)	(163,054)	(156,787)
3 Month SEK STIBOR	0.64%	SEK	37,630,000	12/15/2031	Quarterly	(285)	(6,336)	(6,051)
6 Month EURIBOR	(0.08)%	EUR	5,100,000	12/17/2031	Semi-Annually	(1,267)	(50,937)	(49,670)
(0.08)%	6 Month EURIBOR	EUR	108,940,000	12/17/2031	Semi-Annually	51,938	1,101,191	1,049,253
1.41%	3 Month USD LIBOR	USD	187,230,000	12/17/2031	Quarterly	108,845	(655,345)	(764,190)
1.36%	3 Month USD LIBOR	USD	6,490,000	12/17/2031	Quarterly	—	6,447	6,447
3 Month USD LIBOR	1.42%	USD	78,350,000	12/17/2031	Quarterly	(8,465)	311,696	320,161

						$13,614	$1,554,671	$1,541,057

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 8.50%)	Appreciation of Total Return on CSI 500 Index	GS	USD	12,493,265	12/07/2021	Monthly	—	599,692	599,692
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	10,453,985	05/06/2022	Monthly	—	10,209	10,209
1 Month Federal Funds Rate minus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	12,340,207	05/12/2022	Monthly	—	(139,400)	(139,400)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	13,216,532	05/12/2022	Monthly	—	(102,848)	(102,848)

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,527,007	05/20/2022	Monthly	—	(130,021)	(130,021)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	12,146,028	05/20/2022	Monthly	—	(94,771)	(94,771)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	11,795,600	05/24/2022	Monthly	—	(369,027)	(369,027)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	313,904	05/24/2022	Monthly	—	(30,436)	(30,436)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1,048,448	05/24/2022	Monthly	—	(51,766)	(51,766)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	11,102,084	05/24/2022	Monthly	—	225,238	225,238
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	11,097,034	05/06/2022	Monthly	—	(141,020)	(141,020)
Total Return on Equity Basket(n)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	67,893,867	10/18/2022	Monthly	—	(1,803,134)	(1,803,134)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	3,668,297	10/18/2022	Monthly	—	(14,845)	(14,845)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 2.66%	MORD	USD	24,088,785	05/18/2023	Monthly	—	(369,872)	(369,872)

							$—	$(2,412,001)	$(2,412,001)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Security is in default.

(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(i)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate shown represents yield-to-maturity.

(l)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

See accompanying notes to the financial statements.	75

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(n)	The following table represents the individual short positions within the custom equity basket swap as of August 31, 2021:

Shares	Description	% of Equity Basket	Value ($)

35,330,000	Alibaba Pictures Group Ltd	5.4%	3,765,491

13,416,000	China Molybdenum Co Ltd – Class H	15.1%	10,466,714

708,000	China Resources Beer Holdings Co Ltd	8.4%	5,822,153

2,648,000	China Youzan Ltd	0.5%	370,703

130,000	Citic Securities Co Ltd – Class H	0.5%	329,261

237,000	Galaxy Entertainment Group Ltd	2.2%	1,519,548

4,792,000	Greentown Service Group Co Ltd	7.4%	5,124,498

40,000	Haidilao International Holding Ltd	0.2%	163,247

144,500	Hong Kong Exchanges and Clearing Ltd	13.1%	9,128,650

2,300,000	Kingdee International Software Group Co Ltd	12.0%	8,375,159

234,000	New World Development Co Ltd	1.6%	1,100,651

1,523,200	Sands China Ltd	7.0%	4,893,431

2,176,000	SJM Holdings Ltd	2.7%	1,893,589

114,500	Venus Medtech Hangzhou Inc – Class H	0.8%	541,960

3,039,600	Wynn Macau Ltd	4.9%	3,424,821

583,000	Yihai International Holding Ltd.	4.5%	3,154,053

6,714,000	Zijin Mining Group Co Ltd – Class H	13.7%	9,500,153

	TOTAL COMMON STOCKS		$69,574,082

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

76	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.9%
Short-Term Investments	3.7
Preferred Stocks	1.7
Debt Obligations	0.2
Investment Funds	0.1
Swap Contracts	0.0 ^
Futures Contracts	(0.0)^
Other	(1.6)

100.0%

Country/Region Summary¤	% of Investments
Japan	22.0%
United Kingdom	15.5
Germany	9.2
France	8.3
Netherlands	6.4
Switzerland	5.5
Spain	4.9
Italy	4.0
Singapore	3.5
Australia	3.1
Other Emerging	2.7 †
China	2.6
Hong Kong	2.1
Taiwan	1.9
Portugal	1.9
Norway	1.5
Ireland	1.3
Russia	1.3
Belgium	1.2
Other Developed	1.1 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

77

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

532,166	GMO Emerging Markets Fund, Class VI	19,642,259

8,894,284	GMO International Equity Fund, Class IV	224,313,831

448,029	GMO-Usonian Japan Value Creation Fund, Class VI	10,210,580

	TOTAL MUTUAL FUNDS (COST $232,050,817)	254,166,670

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

89,564	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	89,564

	TOTAL SHORT-TERM INVESTMENTS (COST $89,564)	89,564

	TOTAL INVESTMENTS — 100.0% (Cost $232,140,381)	254,256,234

	Other Assets and Liabilities (net) — (0.0%)	(21,692)

	TOTAL NET ASSETS — 100.0%	$254,234,542

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

78	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.8%
Short-Term Investments	2.7
Preferred Stocks	2.2
Debt Obligations	0.8
Investment Funds	0.4
Swap Contracts	0.0 ^
Futures Contracts	(0.2)
Other	(0.7)

100.0%

Country/Region Summary¤	% of Investments
Japan	15.3%
China	12.3
United Kingdom	10.1
Taiwan	9.1
Russia	6.1
Germany	5.9
France	5.3
Netherlands	4.0
Other Emerging	3.9 †
Switzerland	3.5
Korea	3.5
Spain	3.1
Italy	2.5
India	2.5
Singapore	2.4
Other Developed	2.3 ‡
Australia	1.9
Mexico	1.7
Hong Kong	1.4
Portugal	1.2
Indonesia	1.0
Norway	1.0

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

79

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

8,604,267	GMO Emerging Markets Fund, Class VI	317,583,484

19,482,362	GMO International Equity Fund, Class IV	491,345,160

1,502,767	GMO-Usonian Japan Value Creation Fund, Class VI	34,248,068

	TOTAL MUTUAL FUNDS (COST $746,899,017)	843,176,712

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

321,937	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	321,937

	TOTAL SHORT-TERM INVESTMENTS (COST $321,937)	321,937

	TOTAL INVESTMENTS — 100.0% (Cost $747,220,954)	843,498,649

	Other Assets and Liabilities (net) — (0.0%)	(55,392)

	TOTAL NET ASSETS — 100.0%	$843,443,257

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2021.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

80	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	97.8%
Short-Term Investments	2.5
Forward Currency Contracts	0.3
Swap Contracts	(0.2)
Futures Contracts	(1.1)#
Other	0.7

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is 42.9% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

81

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 97.8%

	United States — 97.8%

	U.S. Government — 97.8%

30,000,000	U.S. Treasury Note, 1.50%, due 01/31/22	30,178,125

14,500,000	U.S. Treasury Note, 0.13%, due 04/30/22	14,505,664

45,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	45,010,547

10,000,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	9,998,828

20,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	19,996,875

35,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	34,982,227

31,000,000	U.S. Treasury Note, 0.13%, due 06/30/23	30,976,992

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.10%, due 10/31/22	20,011,382

75,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.09%, due 01/31/23 (a) (b)	75,037,207

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.08%, due 04/30/23 (b)	30,002,109

	Total U.S. Government	310,699,956

	Total United States	310,699,956

	TOTAL DEBT OBLIGATIONS (COST $310,585,287)	310,699,956

	SHORT-TERM INVESTMENTS — 2.5%

	Money Market Funds — 1.0%

2,680,376	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	2,680,376

575,502	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (a)	575,502

	Total Money Market Funds	3,255,878

	U.S. Government — 1.5%

2,100,000	U.S. Treasury Bill, 0.06%, due 05/19/22 (a) (d)	2,099,166

1,200,000	U.S. Treasury Bill, 0.06%, due 07/14/22 (a) (d)	1,199,336

1,400,000	U.S. Treasury Bill, 0.07%, due 08/11/22 (a) (d)	1,399,064

	Total U.S. Government	4,697,566

	TOTAL SHORT-TERM INVESTMENTS (COST $7,953,409)	7,953,444

	TOTAL INVESTMENTS — 100.3% (Cost $318,538,696)	318,653,400

	Other Assets and Liabilities (net) — (0.3%)	(920,914)

	TOTAL NET ASSETS — 100.0%	$317,732,486

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/18/2021	DB	AUD	44,325,501	USD	32,664,127	229,553
10/18/2021	MSCI	AUD	1,872,839	USD	1,365,496	(4,928)
09/09/2021	GS	CAD	1,390,209	USD	1,098,116	(3,762)
09/09/2021	JPM	CAD	1,825,241	USD	1,463,586	16,901
09/09/2021	UBSA	CAD	18,343,010	USD	14,622,000	83,346
09/07/2021	BCLY	CHF	7,383,845	USD	7,993,327	(70,846)
09/07/2021	GS	EUR	4,528,963	USD	5,316,290	(31,771)
09/07/2021	JPM	EUR	1,694,031	USD	1,989,130	(11,280)
09/07/2021	UBSA	EUR	14,987,071	USD	17,779,912	82,315
10/21/2021	UBSA	GBP	929,177	USD	1,276,739	(879)
09/07/2021	JPM	JPY	1,485,525,384	USD	13,530,487	27,069
09/07/2021	MSCI	JPY	604,843,196	USD	5,486,614	(11,407)
09/07/2021	UBSA	JPY	674,307,193	USD	6,133,185	3,736
10/06/2021	GS	JPY	258,183,661	USD	2,342,282	(5,204)
10/06/2021	UBSA	JPY	193,266,470	USD	1,771,707	14,468
10/18/2021	UBSA	NZD	8,561,761	USD	6,018,498	(13,927)
10/18/2021	GS	USD	2,189,395	AUD	2,980,927	(8,143)
10/18/2021	JPM	USD	5,289,041	AUD	7,311,556	61,089
09/09/2021	GS	USD	1,151,657	CAD	1,441,665	(8,994)
09/09/2021	UBSA	USD	1,718,713	CAD	2,146,239	(17,605)
09/07/2021	JPM	USD	5,157,849	EUR	4,332,543	(41,733)
09/07/2021	UBSA	USD	48,362,209	EUR	40,746,962	(245,850)
09/21/2021	SSB	USD	16,601,108	EUR	14,044,752	(11,610)
10/18/2021	UBSA	USD	8,504,277	EUR	7,238,539	50,331
10/21/2021	SSB	USD	16,559,130	EUR	14,000,000	(12,790)
10/21/2021	UBSA	USD	1,304,782	EUR	1,104,793	953
09/07/2021	UBSA	USD	25,408,105	JPY	2,833,702,446	350,234
10/06/2021	BCLY	USD	3,040,316	JPY	336,661,770	20,718
10/06/2021	JPM	USD	28,461,975	JPY	3,171,001,067	369,755
10/06/2021	MSCI	USD	2,509,585	JPY	275,370,228	(5,833)
10/06/2021	UBSA	USD	1,690,704	JPY	187,121,357	10,662

						$814,568

82	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
172	Australian Government Bond 10 Yr.	September 2021	18,346,641	647,334
293	CAC40 10 Euro	September 2021	23,124,967	(286,928)
119	Canadian Government Bond 10 Yr.	December 2021	13,783,117	1,131
342	Corn (a)	December 2021	9,135,675	(374,745)
61	DAX Index	September 2021	28,435,949	48,691
239	FTSE 100 Index	September 2021	23,322,256	36,306
10	Hang Seng Index	September 2021	1,654,836	10,043
1,108	Mini MSCI Emerging Markets	September 2021	71,975,680	(3,486,287)
98	MSCI Singapore	September 2021	2,556,735	(49,674)
281	S&P 500 E-Mini	September 2021	63,513,025	3,885,080
17	S&P/TSX 60	September 2021	3,314,437	95,018
117	Silver (a)	December 2021	14,043,510	156,220
174	Soybean (a)	November 2021	11,244,750	(786,001)
284	U.S. Treasury Note 10 Yr. (CBT)	December 2021	37,900,688	84,507
137	WTI Crude (a)	September 2021	9,384,500	82,948

			$331,736,766	$63,643

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
411	E-mini Russell 2000 Index	September 2021	46,673,160	779,494
213	Euro Bund	September 2021	44,125,649	(825,038)
26	Euro Bund	December 2021	5,296,894	(326)
109	FTSE Taiwan Index	September 2021	6,593,104	(139,041)
166	FTSE/JSE TOP 40	September 2021	6,915,093	49,242
57	Gold 100 OZ (a)	December 2021	10,363,170	(75,260)
8	Japanese Government Bond 10 Yr. (OSE)	September 2021	11,064,673	(51,480)
84	NASDAQ 100 E-Mini	September 2021	26,178,600	(2,625,214)
131	SPI 200 Futures	September 2021	17,823,288	(436,366)
74	TOPIX Index	September 2021	13,201,972	(297,474)
40	UK Gilt Long Bond	December 2021	7,052,431	44,382

			$195,288,034	$(3,577,081)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federate Funds Rate plus 0.10%	Total Return on MSCI Japan Value Net Total Return Local Index	GS	USD	8,849,660	05/06/2022	Monthly	—	8,643	8,643
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI Japan Value Net Total Return Local Index	UBSA	USD	10,441,762	05/12/2022	Monthly	—	(117,954)	(117,954)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	11,183,180	05/12/2022	Monthly	—	(87,025)	(87,025)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI Japan Value Net Total Return Local Index	UBSA	USD	9,838,988	05/20/2022	Monthly	—	(110,981)	(110,981)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	10,367,384	05/20/2022	Monthly	—	(80,893)	(80,893)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month JPY LIBOR minus 0.02%	GS	USD	9,384,686	06/06/2022	Monthly	—	(119,260)	(119,260)

							$—	$(507,470)	$(507,470)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	83

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

84	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2021 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.2%
Debt Obligations	5.8
Short-Term Investments	2.2
Preferred Stocks	1.1
Investment Funds	0.2
Loan Assignments	0.0	^
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Written Options	0.0	^
Forward Currency Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.1)
Securities Sold Short	(18.6)
Other	18.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	3.3	†%
United States	0.5
Other Developed	0.0	^‡
Euro Region	0.0	^#

	3.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	18.6%
Japan	11.2
China	7.3
Other Developed	6.1	‡
Taiwan	5.1
United Kingdom	4.8
Russia	3.6
Other Emerging	2.4	†
Netherlands	2.1
France	1.9
Germany	1.7
South Korea	1.6
India	1.5
Spain	1.4
Australia	1.2
Mexico	1.2
Italy	1.1
Hong Kong	1.1
Euro Region	0.0	^#

	73.9%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

85

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 40.3%

	Australia — 1.2%

25,718	Accent Group Ltd	40,311

48,596	Australian Pharmaceutical Industries Ltd	47,760

46,860	Bank of Queensland Ltd	322,755

33,668	BlueScope Steel Ltd	615,529

16,615	Brambles Ltd	146,865

135	Computershare Ltd (a)	1,622

774	CSR Ltd	3,073

61,460	Dexus (REIT)	478,283

57,713	Fortescue Metals Group Ltd	879,849

31,008	Genworth Mortgage Insurance Australia Ltd	50,144

155,452	GPT Group (The) (REIT)	550,340

9,532	McMillan Shakespeare Ltd	86,688

8,603	Metcash Ltd	25,580

1,949	Mineral Resources Ltd	77,531

109,356	Mirvac Group (REIT)	249,046

5,255	Rio Tinto Ltd	427,573

28,526	Sandfire Resources Ltd	134,401

147,509	Scentre Group (REIT)	306,800

63,092	Stockland (REIT)	212,613

2,666	Super Retail Group Ltd	23,894

	Total Australia	4,680,657

	Belgium — 0.4%

21,315	Ageas SA/NV	1,065,174

1,460	Bekaert SA	69,510

7,184	bpost SA *	69,438

582	Telenet Group Holding NV (a)	22,145

3,505	UCB SA	401,003

	Total Belgium	1,627,270

	Canada — 1.0%

8,170	Brookfield Asset Management Inc – Class A	453,844

6,300	Canaccord Genuity Group Inc	75,252

8,400	Canadian Apartment Properties (REIT)	406,867

1,400	Canadian Tire Corp Ltd – Class A	213,054

10,800	Canfor Corp *	231,811

11,900	Cascades Inc	147,895

11,758	Celestica Inc *	111,555

1,100	Cogeco Inc	79,593

24,000	Corus Entertainment Inc – B Shares (a)	118,892

100	Fairfax Financial Holdings Ltd	44,265

2,000	iA Financial Corp Inc	110,902

3,600	Imperial Oil Ltd	95,275

1,300	Interfor Corp	27,604

6,500	Intertape Polymer Group Inc	158,475

3,900	Linamar Corp	220,958

6,200	Magna International Inc	489,602

5,800	Nutrien Ltd	352,002

Shares	Description	Value ($)

	Canada — continued

5,400	Power Corp of Canada	186,356

600	RioCan Real Estate Investment Trust (REIT)	10,658

1,800	Transcontinental Inc – Class A	34,840

1,100	West Fraser Timber Co Ltd	84,938

	Total Canada	3,654,638

	China — 1.3%

62,000	Agile Group Holdings Ltd	71,101

800	Autohome Inc ADR (a)	35,408

663,000	Bank of Communications Co Ltd – Class H	380,763

31,000	Beijing Enterprises Holdings Ltd	106,685

26,000	China Aoyuan Group Ltd	15,545

206,000	China Communications Services Corp Ltd – Class H	109,468

4,716,000	China Huarong Asset Management Co Ltd – Class H * (b)	460,840

190,000	China Overseas Land & Investment Ltd	437,700

804,000	China Railway Group Ltd – Class H	385,055

286,000	China Zhongwang Holdings Ltd *	62,066

128,000	CITIC Ltd	159,031

514,000	Dongfeng Motor Group Co Ltd – Class H	562,825

46,000	Fosun International Ltd	58,185

209,200	Guangzhou R&F Properties Co Ltd – Class H	178,366

6,200	Haier Smart Home Co Ltd – Class H	23,355

33,400	Hello Group Inc Sponsored ADR (a)	438,876

24,500	Kingboard Holdings Ltd	120,465

38,000	Seazen Group Ltd *	33,656

57,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	114,864

139,000	Shimao Group Holdings Ltd	287,218

104,000	Sinopharm Group Co Ltd – Class H	267,645

346,000	Skyworth Group Ltd *	108,095

72,000	Sunac China Holdings Ltd	184,091

4,201	Tencent Holdings Ltd	259,465

515,995	Yuzhou Group Holdings Co Ltd	99,451

	Total China	4,960,219

	Denmark — 0.4%

44	AP Moller – Maersk A/S – Class A	119,237

56	AP Moller – Maersk A/S – Class B	159,530

231	Carlsberg A/S – Class B	40,348

30,289	Danske Bank A/S	508,265

4,504	Pandora A/S	539,868

4,737	Scandinavian Tobacco Group A/S	96,203

	Total Denmark	1,463,451

	Finland — 0.3%

1,802	Kesko Oyj – B Shares	74,566

6,240	Neste Oyj	380,091

83,149	Nokia Oyj *	499,487

1,095	Tokmanni Group Corp	31,590

86	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Finland — continued

1,067	UPM-Kymmene Oyj	43,468

2,184	Uponor Oyj	70,433

	Total Finland	1,099,635

	France — 1.2%

5,235	ALD SA	73,729

532	Amundi SA	50,350

3,542	APERAM SA	217,306

954	ArcelorMittal SA	31,997

5,362	BNP Paribas SA	339,682

10,144	Derichebourg SA *	120,068

2,665	IPSOS (a)	129,171

441	Kering SA	351,266

573	LVMH Moet Hennessy Louis Vuitton SE	424,484

5,872	Metropole Television SA (a)	125,041

1,758	Nexity SA	90,786

14,419	Orange SA	163,933

11,652	Publicis Groupe SA (a)	764,954

3,784	Quadient SA	107,458

4,255	Safran SA	533,771

710	Societe BIC SA	47,269

19,742	Societe Generale SA	621,362

11,892	Television Francaise 1 (a)	119,374

1,504	Vicat SA	74,947

	Total France	4,386,948

	Germany — 0.9%

2,009	ADVA Optical Networking SE *	33,298

7,521	Bayer AG (Registered)	418,400

3,060	Bayerische Motoren Werke AG	290,451

2,813	Beiersdorf AG	341,397

6,897	Daimler AG (Registered)	581,795

387	Draegerwerk AG & Co KGaA (a)	32,869

8,913	Fresenius SE & Co KGaA (a)	463,416

5,528	HeidelbergCement AG	479,424

1,287	Hornbach Baumarkt AG	51,493

794	Hornbach Holding AG & Co KGaA	84,937

9,186	Kloeckner & Co SE *	124,029

9,068	ProSiebenSat.1 Media SE (a)	173,123

2,559	SAP SE (a)	384,387

	Total Germany	3,459,019

	Hong Kong — 0.6%

19,000	Chow Sang Sang Holdings International Ltd	28,903

243,000	CITIC Telecom International Holdings Ltd	84,382

73,000	CK Hutchison Holdings Ltd	532,178

20,400	Dah Sing Financial Holdings Ltd	63,465

406,000	First Pacific Co Ltd	151,364

20,000	HKT Trust & HKT Ltd – Class SS	27,272

36,500	Johnson Electric Holdings Ltd	83,591

Shares	Description	Value ($)

	Hong Kong — continued

56,000	K Wah International Holdings Ltd	24,556

64,000	Kerry Properties Ltd	217,741

154,000	Pacific Textiles Holdings Ltd	82,143

575,000	PCCW Ltd	299,869

210,000	Shun Tak Holdings Ltd *	60,177

60,000	Sun Hung Kai & Co Ltd	32,854

24,500	Swire Pacific Ltd – Class A	165,861

102,000	VSTECS Holdings Ltd	95,938

26,800	VTech Holdings Ltd	260,316

94,500	Yue Yuen Industrial Holdings Ltd *	191,643

	Total Hong Kong	2,402,253

	India — 0.4%

11,738	Hindustan Petroleum Corp Ltd	42,852

89,393	Indiabulls Housing Finance Ltd	273,411

27,232	Indian Oil Corp Ltd	41,304

98,303	NTPC Ltd	155,694

384,278	Oil & Natural Gas Corp Ltd	631,489

167,374	REC Ltd	346,859

	Total India	1,491,609

	Ireland — 0.5%

42,546	AIB Group Plc *	127,838

67,710	Bank of Ireland Group Plc *	423,815

3,026	Dole Plc *	48,567

2,710	Glanbia Plc	48,382

62,269	Hibernia REIT Plc	93,191

9,692	Origin Enterprises Plc	38,244

22,180	Ryanair Holdings Plc *	414,909

9,904	Smurfit Kappa Group Plc	567,637

	Total Ireland	1,762,583

	Israel — 0.3%

34,470	Bank Leumi Le-Israel BM	284,764

3,000	Check Point Software Technologies Ltd *	376,890

11,916	Isracard Ltd	49,447

48,900	Teva Pharmaceutical Industries Ltd Sponsored ADR *	460,638

	Total Israel	1,171,739

	Italy — 1.0%

31,796	A2A SPA	69,855

1,262	ACEA SPA	30,136

3,839	Ascopiave SPA	16,205

1,751	Banca IFIS SPA	30,390

18,053	Buzzi Unicem SPA	479,258

3,639	Cementir Holding NV	41,215

4,544	Credito Emiliano SPA	30,459

15,646	EXOR NV	1,305,399

14,321	Italgas SPA	94,943

See accompanying notes to the financial statements.	87

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

1,690	La Doria SPA	36,378

34,964	Leonardo SPA *	284,694

9,979	Mediobanca Banca di Credito Finanziario SPA *	117,638

1,879	Poste Italiane SPA	25,475

229	Sesa SPA *	45,682

306,947	Telecom Italia SPA	139,068

1,344,215	Telecom Italia SPA – RSP	649,432

37,333	Unipol Gruppo SPA	221,425

	Total Italy	3,617,652

	Japan — 10.5%

2,100	ADEKA Corp	45,844

5,700	Aeon Delight Co Ltd	184,422

28,900	Aeon Mall Co Ltd	440,121

800	AGC Inc	38,647

1,000	Aisin Corp	38,172

38,100	Amada Co Ltd	386,226

7,500	Amano Corp	190,389

600	Arata Corp	24,316

5,000	Arcland Sakamoto Co Ltd	69,623

13,200	Arcs Co Ltd	268,341

52,100	Asahi Kasei Corp	537,155

12,100	Astellas Pharma Inc	203,884

15,800	Brother Industries Ltd	324,241

2,600	Canon Marketing Japan Inc	59,282

27,200	Chubu Electric Power Co Inc	328,913

26,000	Chugoku Marine Paints Ltd	213,697

400	Credit Saison Co Ltd	4,550

200	Dai Nippon Toryo Co Ltd	1,548

6,800	Daihen Corp	296,073

400	Daiichi Jitsugyo Co Ltd	17,119

900	Daishi Hokuetsu Financial Group Inc	22,153

7,300	Daiwa House Industry Co Ltd	222,604

52,100	Daiwabo Holdings Co Ltd	989,900

13,200	Denka Co Ltd	462,664

8,100	Ebara Corp	402,627

300	Eizo Corp	11,584

7,300	Electric Power Development Co Ltd	109,051

1,000	ESPEC Corp	19,931

9,900	Fuji Corp	256,281

2,600	Hanwa Co Ltd	77,964

33,300	Haseko Corp	460,541

50,100	Hazama Ando Corp	373,686

5,800	Hitachi Ltd	320,546

8,400	Hogy Medical Co Ltd (a)	262,702

4,500	Hokuhoku Financial Group Inc	34,491

27,600	Honda Motor Co Ltd	835,359

5,700	Horiba Ltd	407,354

12,300	Iida Group Holdings Co Ltd	312,262

20,300	Inabata & Co Ltd	310,536

107,100	Inpex Corp	735,872

Shares	Description	Value ($)

	Japan — continued

5,000	Isuzu Motors Ltd	63,206

18,700	ITOCHU Corp	562,517

3,000	Itochu Enex Co Ltd	26,895

7,400	Itoham Yonekyu Holdings Inc	49,959

2,100	Jaccs Co Ltd	52,492

9,500	JAFCO Group Co Ltd	573,749

2,900	Japan Petroleum Exploration Co Ltd	49,890

8,700	Japan Post Insurance Co Ltd	157,993

2,400	Juroku Bank Ltd (The)	50,660

40,400	JVCKenwood Corp	76,387

50,600	K’s Holdings Corp	553,094

12,200	Kadokawa Corp (a)	559,502

34,400	Kajima Corp	444,457

8,500	Kanamoto Co Ltd	194,234

6,700	Kandenko Co Ltd	57,567

29,300	Kanematsu Corp	376,811

700	Kanematsu Electronics Ltd (a)	24,438

200	Kansai Electric Power Co Inc (The)	2,010

22,700	KDDI Corp	693,834

6,300	Kinden Corp	106,666

900	Kissei Pharmaceutical Co Ltd	19,817

1,100	Kohnan Shoji Co Ltd	36,265

4,300	Kokuyo Co Ltd	75,237

4,000	Komeri Co Ltd	91,721

57,400	Konica Minolta Inc	291,311

20,000	Konoike Transport Co Ltd	248,900

1,000	Kumagai Gumi Co Ltd	24,419

24,000	Kyowa Exeo Corp	602,275

13,300	Kyudenko Corp	478,228

25,300	Macromill Inc	173,797

15,700	Mandom Corp	237,499

17,800	Maruichi Steel Tube Ltd	437,649

500	Maruzen Showa Unyu Co Ltd	15,455

26,100	Maxell Holdings Ltd *	306,839

29,100	Mebuki Financial Group Inc	65,033

2,100	Meidensha Corp	46,877

15,100	Mitsubishi Gas Chemical Co Inc	284,524

140,000	Mitsubishi UFJ Financial Group Inc	759,562

1,000	Mitsuboshi Belting Ltd	18,280

5,200	Mitsui Chemicals Inc	179,516

1,200	Mitsui DM Sugar Holdings Co Ltd	21,108

5,700	Mixi Inc (a)	130,910

13,700	Morinaga & Co Ltd	480,465

17,300	MS&AD Insurance Group Holdings Inc	559,981

4,200	NEC Networks & System Integration Corp (a)	80,061

14,400	NH Foods Ltd	558,766

1,500	Nichiha Corp	44,137

3,800	Nippo Corp	111,662

1,500	Nippon Soda Co Ltd	47,974

300	Nippon Steel Trading Corp	13,705

23,600	Nippon Telegraph & Telephone Corp	628,770

88	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

11,900	Nippon Television Holdings Inc (a)	126,896

7,700	Nishi-Nippon Financial Holdings Inc	48,593

2,600	Nojima Corp	64,014

3,500	Nomura Real Estate Holdings Inc	89,632

800	Obara Group Inc	28,147

101,900	Obayashi Corp	838,472

4,800	Okamura Corp	73,833

1,700	Organo Corp	98,142

80,100	ORIX Corp	1,494,463

10,700	Osaka Gas Co Ltd	200,571

600	Osaka Soda Co Ltd	14,542

26,300	Pacific Industrial Co Ltd	300,259

21,700	Penta-Ocean Construction Co Ltd	137,729

2,000	Proto Corp	26,921

1,400	Raito Kogyo Co Ltd	24,456

2,000	Raiznext Corp	20,135

56,000	Resona Holdings Inc	216,560

1,800	Rohm Co Ltd	173,046

4,400	San-A Co Ltd	161,889

2,200	San-Ai Oil Co Ltd	27,427

4,300	Sanki Engineering Co Ltd	58,403

9,800	Sankyu Inc	456,059

2,400	Sanwa Holdings Corp	31,874

5,100	Sawai Group Holdings Co Ltd	230,481

6,100	Secom Co Ltd	462,580

4,600	Sega Sammy Holdings Inc	62,043

2,000	Seiko Epson Corp	37,250

1,000	Sekisui Chemical Co Ltd	17,114

27,600	Sekisui House Ltd	549,880

600	Sekisui Jushi Corp	11,916

1,400	Shimamura Co Ltd	123,397

63,700	Shimizu Corp	457,109

1,600	Shizuoka Gas Co Ltd	18,610

1,500	Sinko Industries Ltd	29,765

66,800	SKY Perfect JSAT Holdings Inc (a)	247,664

8,300	Sojitz Corp	24,368

3,400	Subaru Corp	62,926

119,600	Sumitomo Chemical Co Ltd	606,326

47,300	Sumitomo Dainippon Pharma Co Ltd	849,039

1,700	Sumitomo Electric Industries Ltd	22,705

26,200	Sumitomo Forestry Co Ltd	511,246

15,400	Sumitomo Mitsui Trust Holdings Inc	503,013

500	Sumitomo Seika Chemicals Co Ltd	16,006

2,200	Suzuki Motor Corp	95,064

11,800	T Hasegawa Co Ltd	299,233

16,600	Tachi-S Co Ltd	204,618

10,400	Taisei Corp	325,370

12,700	Takara Holdings Inc	164,593

7,900	Takara Leben Co Ltd	22,981

4,300	Takeuchi Manufacturing Co Ltd	103,508

18,300	Takuma Co Ltd	275,768

Shares	Description	Value ($)

	Japan — continued

2,600	Tamron Co Ltd	62,274

35,900	Teijin Ltd	516,345

18,200	TIS Inc (a)	513,779

18,400	Toho Holdings Co Ltd (a)	319,393

168,500	Tokyo Electric Power Co Holdings Inc *	442,583

12,100	Tokyo Seimitsu Co Ltd	528,542

7,000	Tokyu Construction Co Ltd	47,717

1,200	Toppan Forms Co Ltd	11,244

34,000	Toppan Inc	583,679

8,600	Toray Industries Inc	57,987

23,500	Tosei Corp	248,106

39,200	Tosoh Corp	711,496

1,700	Totetsu Kogyo Co Ltd	37,958

500	Towa Pharmaceutical Co Ltd	13,403

4,600	Toyo Construction Co Ltd	23,547

6,700	Toyota Boshoku Corp	125,984

6,000	Toyota Industries Corp	506,584

6,600	Tsumura & Co	226,931

2,800	YAMABIKO Corp	32,194

16,900	Yamada Holdings Co Ltd	72,503

13,800	Yamaguchi Financial Group Inc	80,473

1,500	Yamaha Motor Co Ltd	38,163

2,800	Yamazen Corp	27,853

3,100	Yellow Hat Ltd	54,858

13,000	Yokogawa Bridge Holdings Corp	264,482

2,900	Yokohama Rubber Co Ltd (The)	49,464

900	Yuasa Trading Co Ltd	24,296

12,200	Zenkoku Hosho Co Ltd	580,328

	Total Japan	39,296,577

	Malaysia — 0.0%

38,600	Top Glove Corp Bhd	37,139

	Malta — 0.0%

125,500	BGP Holdings Plc * (b)	—

	Mexico — 0.3%

47,667	Fomento Economico Mexicano SAB de CV	414,179

115,408	Grupo Mexico SAB de CV – Series B	535,092

	Total Mexico	949,271

	Netherlands — 1.3%

21,198	ABN AMRO Bank NV CVA *	295,325

338	Aegon NV	1,669

9,500	AerCap Holdings NV *	512,335

2,131	ASR Nederland NV	97,375

48,164	ING Groep NV	664,392

3,429	JDE Peet’s NV	117,844

15,878	Koninklijke Ahold Delhaize NV	535,683

80,016	Koninklijke KPN NV	256,321

11,485	NN Group NV	595,758

See accompanying notes to the financial statements.	89

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

40,344	PostNL NV	211,116

9,852	Randstad NV	725,562

13,478	Signify NV	755,074

2,264	Wolters Kluwer NV	260,362

	Total Netherlands	5,028,816

	New Zealand — 0.1%

87,063	Meridian Energy Ltd	321,558

	Norway — 0.5%

3,911	Austevoll Seafood ASA	50,229

7,849	Bank Norwegian ASA	92,813

26,493	BW LPG Ltd	141,063

22,351	Elkem ASA *	95,151

17,702	Europris ASA	125,086

82,484	Norsk Hydro ASA	569,407

53,142	Orkla ASA	474,684

2,138	Sbanken ASA	25,023

4,925	SpareBank 1 Nord Norge	49,599

4,533	SpareBank 1 SMN	65,041

11,251	SpareBank 1 SR-Bank ASA	151,746

	Total Norway	1,839,842

	Portugal — 0.3%

21,320	Altri SGPS SA	141,927

1,537,426	Banco Comercial Portugues SA – Class R *	237,805

18,619	CTT-Correios de Portugal SA	101,025

28,293	Galp Energia SGPS SA	289,407

387	Greenvolt-Energias Renovaveis SA *	2,440

31,786	Mota-Engil SGPS SA *	50,642

40,264	Navigator Co SA (The)	149,928

14,299	NOS SGPS SA	60,279

24,142	REN – Redes Energeticas Nacionais SGPS SA	70,708

137,734	Sonae SGPS SA	149,973

	Total Portugal	1,254,134

	Russia — 0.2%

3,698	LUKOIL PJSC Sponsored ADR	313,217

1,681	Novatek PJSC Sponsored GDR (Registered)	398,420

	Total Russia	711,637

	Singapore — 0.4%

16,900	CapitaLand Integrated Commercial Trust (REIT)	25,812

2,100	CapitaLand Ltd	6,231

145,100	ComfortDelGro Corp Ltd	174,369

311,900	Golden Agri-Resources Ltd	53,218

39,000	Japfa Ltd	20,586

15,000	Jardine Cycle & Carriage Ltd	216,264

20,300	Keppel Corp Ltd	78,258

Shares	Description	Value ($)

	Singapore — continued

121,400	Sembcorp Industries Ltd	173,785

68,000	StarHub Ltd	61,572

544,400	Yangzijiang Shipbuilding Holdings Ltd	662,931

58,400	Yanlord Land Group Ltd	51,571

	Total Singapore	1,524,597

	South Africa — 0.1%

29,313	Bidvest Group Ltd (The)	413,318

	South Korea — 0.0%

844	Kia Corp	61,741

	Spain — 1.0%

17,270	ACS Actividades de Construccion y Servicios SA	466,224

5,294	Amadeus IT Group SA * (a)	323,346

10,871	Atresmedia Corp de Medios de Comunicacion SA * (a)	47,607

87,877	Banco Bilbao Vizcaya Argentaria SA *	575,154

330,855	Banco de Sabadell SA *	235,868

164,226	Banco Santander SA *	605,543

67,271	Bankinter SA	393,700

6,442	Cia de Distribucion Integral Logista Holdings SA	139,856

1,122	Ebro Foods SA	22,531

72	Enagas SA	1,639

9,275	Gestamp Automocion SA *	43,139

2,417	Grupo Catalana Occidente SA	91,538

10,184	Industria de Diseno Textil SA	347,900

21,753	Mediaset Espana Comunicacion SA *	132,699

13,171	Red Electrica Corp SA	262,676

12,754	Repsol SA	146,354

116,120	Unicaja Banco SA	107,135

	Total Spain	3,942,909

	Sweden — 0.2%

14,142	Investor AB – B Shares	338,258

7,159	Inwido AB	140,413

565	Kinnevik AB – Class B *	22,137

70	Nordea Bank Abp	822

5,117	Skanska AB – B Shares	147,513

1,688	Svenska Cellulosa AB SCA – Class B	29,833

	Total Sweden	678,976

	Switzerland — 0.2%

7,935	Adecco Group AG (Registered)	441,403

681	BKW AG	78,982

81	Credit Suisse Group AG (Registered)	858

48	Schindler Holding AG (Registered)	14,962

4	Swisscom AG (Registered)	2,348

90	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

393	Zehnder Group AG – Class RG	42,490

	Total Switzerland	581,043

	Taiwan — 0.1%

49,000	Hon Hai Precision Industry Co Ltd	195,672

2,000	Pou Chen Corp	2,376

87,000	Ruentex Development Co Ltd	217,271

	Total Taiwan	415,319

	United Kingdom — 3.3%

6,082	3i Group Plc	111,855

23,212	Aviva Plc	129,015

1,294	Bank of Georgia Group Plc *	29,714

65,547	Barratt Developments Plc	666,718

6,874	Bellway Plc	333,141

13,917	Berkeley Group Holdings Plc (The)	924,431

239,706	BT Group Plc *	560,338

7,431	Central Asia Metals Plc	25,578

20,158	Coca-Cola HBC AG *	729,617

25,949	Compass Group Plc * (a)	536,105

2,345	Computacenter Plc (a)	94,861

406	DCC Plc	34,512

5,016	Evraz Plc	40,801

2,868	Ferguson Plc	414,536

64,381	Ferrexpo Plc	337,431

14,826	Frasers Group Plc *	136,481

4,488	Go-Ahead Group Plc (The) *	58,161

1,751	Grafton Group Plc	33,649

19,096	Halfords Group Plc	95,567

15,670	IG Group Holdings Plc	201,788

4,648	IMI Plc	116,556

29,866	Indivior Plc *	79,839

13,449	Investec Plc	56,575

150,673	ITV Plc * (a)	240,140

37,651	Just Group Plc *	48,318

202,341	Kingfisher Plc	974,276

326,922	M&G Plc	926,056

73,036	Micro Focus International Plc (a)	446,680

4,384	Morgan Sindall Group Plc	154,871

12,145	National Grid Plc	157,086

4,001	Numis Corp Plc	20,608

16,664	OSB Group Plc	116,907

16,757	Paragon Banking Group Plc	129,504

14,660	Persimmon Plc	593,311

14,450	Pets at Home Group Plc	99,505

15,981	Plus500 Ltd	328,544

75,954	Premier Foods Plc	126,421

18,553	Reach Plc (a)	104,406

20,273	Royal Dutch Shell Plc – B Shares	398,924

54,150	Royal Mail Plc	368,802

Shares	Description	Value ($)

	United Kingdom — continued

2,001	Schroders Plc	104,033

1,985	Smiths Group Plc	39,396

7,940	Stock Spirits Group Plc	42,966

53,990	Tate & Lyle Plc	524,357

97,413	Taylor Wimpey Plc	245,216

36,141	WPP Plc (a)	490,030

	Total United Kingdom	12,427,626

	United States — 12.3%

3,500	Aflac, Inc.	198,380

300	Akamai Technologies, Inc. * (a)	33,975

5,200	Alliance Data Systems Corp. (a)	510,172

8,500	Ally Financial, Inc.	449,650

2,778	American Express Co.	461,037

1,200	Anthem, Inc. (a)	450,156

5,100	Arrow Electronics, Inc. *	618,222

16,100	AT&T, Inc.	441,462

9,200	Athene Holding Ltd. – Class A *	616,124

6,300	Bed Bath & Beyond, Inc. *	173,502

1,900	Best Buy Co., Inc.	221,369

400	Bio-Rad Laboratories, Inc. – Class A *	321,928

1,700	Biogen, Inc. *	576,147

171	Booking Holdings, Inc. * (a)	393,244

400	Booz Allen Hamilton Holding Corp.	32,764

18,013	BorgWarner, Inc.	768,795

4,000	Capital One Financial Corp.	663,880

3,400	Cardinal Health, Inc. (a)	178,466

11,300	Carrier Global Corp.	650,880

6,500	CBRE Group, Inc. – Class A *	625,950

6,900	Centene Corp. * (a)	434,562

100	CenterPoint Energy, Inc.	2,509

2,859	Chevron Corp.	276,665

2,500	Cigna Corp. (a)	529,125

8,600	Citigroup, Inc.	618,426

10,000	Citizens Financial Group, Inc.	437,900

6,255	Coca-Cola Co. (The)	352,219

6,300	Cognizant Technology Solutions Corp. – Class A (a)	480,753

10,300	Comcast Corp. – Class A (a)	625,004

100	Consolidated Edison, Inc.	7,545

10,300	Corteva, Inc.	452,891

2,000	Coty Inc. – Class A *	19,540

7,400	CVS Health Corp. (a)	639,286

1,900	Discover Financial Services	243,618

900	Discovery, Inc. – Class A * (a)	25,956

14,600	DISH Network Corp. – Class A * (a)	636,414

6,200	DR Horton, Inc.	592,844

5,800	eBay, Inc.	445,092

5,859	EOG Resources, Inc.	395,600

8,600	Exelon Corp.	421,572

2,400	Fidelity National Financial, Inc.	117,192

See accompanying notes to the financial statements.	91

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,400	FleetCor Technologies, Inc. * (a)	368,592

44,400	Ford Motor Co. *	578,532

700	Fortune Brands Home & Security, Inc.	68,159

2,900	Fox Corp. – Class A (a)	108,576

16,400	Fox Corp. – Class B (a)	567,932

1,400	Franklin Resources, Inc.	45,416

10,200	General Motors Co. *	499,902

7,100	Gilead Sciences, Inc.	516,738

1,908	Global Payments, Inc. (a)	310,317

1,100	Goldman Sachs Group, Inc. (The)	454,861

3,297	Green Plains, Inc. *	115,725

3,365	Hasbro, Inc.	330,813

3,169	Hilton Worldwide Holdings, Inc. * (a)	395,681

17,000	HP, Inc.	505,580

2,900	IAC/InterActiveCorp * (a)	382,945

600	Incyte Corp. *	45,894

9,700	Intel Corp.	524,382

3,184	Intercontinental Exchange, Inc.	380,584

4,500	International Business Machines Corp. (a)	631,530

21,500	Invesco Ltd.	544,380

2,800	Jazz Pharmaceuticals Plc *	368,788

35,300	Kinder Morgan, Inc.	574,331

9,600	Kohl’s Corp.	551,040

9,100	Kraft Heinz Co. (The)	327,509

13,100	Kroger Co. (The)	602,993

1,800	Laboratory Corp. of America Holdings * (a)	546,084

5,570	Las Vegas Sands Corp. * (a)	248,478

300	Lear Corp.	47,982

3,500	Leidos Holdings, Inc.	343,385

5,900	Lennar Corp. – Class A	633,129

9,300	Lincoln National Corp.	638,445

8,000	LKQ Corp. *	421,520

43,800	Lumen Technologies, Inc.	538,740

9,547	Lyft, Inc. – Class A *	454,533

5,700	LyondellBasell Industries NV – Class A	571,995

296	Markel Corp. *	375,994

100	Masco Corp.	6,072

1,300	Medical Properties Trust, Inc. (REIT)	26,624

2,900	Merck & Co., Inc.	221,241

9,700	MetLife, Inc.	601,400

6,500	Micron Technology, Inc. *	479,050

1,400	Mohawk Industries, Inc. *	276,864

11,000	Molson Coors Brewing Co. – Class B	522,830

10	NVR, Inc. *	51,799

800	Omnicom Group, Inc. (a)	58,576

7,500	Oracle Corp. (a)	668,475

1,700	PACCAR, Inc.	139,179

3,100	PPL Corp.	90,985

2,300	Principal Financial Group, Inc.	153,663

6,200	Prudential Financial, Inc.	656,456

8,600	PulteGroup, Inc.	463,196

Shares	Description	Value ($)

	United States — continued

3,600	Quest Diagnostics, Inc. (a)	550,188

37,000	Qurate Retail, Inc. – Series A	408,110

4,687	Raytheon Technologies Corp.	397,270

900	Regeneron Pharmaceuticals, Inc. *	606,060

8,598	Sensata Technologies Holding Plc *	508,830

600	Snap-on, Inc.	134,970

5,900	SS&C Technologies Holdings, Inc. (a)	446,394

12,400	Synchrony Financial	616,900

300	Synopsys, Inc. * (a)	99,672

6,500	Textron, Inc.	472,355

6,300	Tyson Foods, Inc. – Class A	494,676

100	United Rentals, Inc. *	35,265

4,100	Universal Health Services, Inc. – Class B (a)	638,616

8,818	US Bancorp	506,065

8,600	Verizon Communications, Inc.	473,000

10,608	Verso Corp. – Class A	202,082

5,250	VF Corp.	401,467

12,000	ViacomCBS, Inc. – Class B (a)	497,400

30,300	Viatris, Inc.	443,289

7,600	VICI Properties, Inc. (REIT)	234,916

2,900	VMware, Inc. – Class A * (a)	431,723

10,100	Walgreens Boots Alliance, Inc.	512,575

9,252	Wells Fargo & Co.	422,816

18,500	Western Union Co. (The) (a)	400,340

6,900	Western Digital Corp. *	436,080

2,000	Whirlpool Corp.	443,060

	Total United States	45,992,830

	TOTAL COMMON STOCKS (COST $131,696,358)	151,255,006

	PREFERRED STOCKS (c) — 0.2%

	Brazil — 0.1%

37,228	Bradespar SA	454,658

	Germany — 0.1%

3,303	Bayerische Motoren Werke AG	276,520

1,038	Draegerwerk AG & Co KGaA (a)	87,662

	Total Germany	364,182

	TOTAL PREFERRED STOCKS (COST $586,878)	818,840

	MUTUAL FUNDS — 60.0%

	United States — 60.0%

	Affiliated Issuers — 60.0%

479,901	GMO Emerging Country Debt Fund, Class VI	12,587,808

2,138,759	GMO Emerging Markets Fund, Class VI	78,941,603

2,183,811	GMO International Equity Fund, Class IV	55,075,710

386,173	GMO Opportunistic Income Fund, Class VI	10,040,489

92	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

656,014	GMO Quality Fund, Class VI	20,041,237

1,260,147	GMO U.S. Equity Fund, Class VI	19,973,333

1,021,862	GMO U.S. Small Cap Value Fund, Class VI	26,517,311

394,081	GMO U.S. Treasury Fund	1,986,169

	TOTAL MUTUAL FUNDS (COST $190,295,391)	225,163,660

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

605,280	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	605,280

	TOTAL SHORT-TERM INVESTMENTS (COST $605,280)	605,280

	TOTAL INVESTMENTS — 100.7% (Cost $323,183,907)	377,842,786

	SECURITIES SOLD SHORT — (18.6)%

	Common Stocks — (18.5)%

	Australia — (0.6)%

(5,742)	Afterpay Ltd *	(558,521)

(74,638)	APA Group	(499,781)

(3,528)	ASX Ltd	(225,799)

(1,415)	Cochlear Ltd	(240,347)

(12,977)	Qantas Airways Ltd *	(48,050)

(90,317)	Sydney Airport *	(524,304)

	Total Australia	(2,096,802)

	Austria — (0.2)%

(5,895)	Verbund AG	(645,755)

	Belgium — (0.0)%

(1,100)	Galapagos NV *	(65,065)

	Canada — (0.0)%

(6,500)	AltaGas Ltd	(130,191)

	Denmark — (0.1)%

(8,566)	Ambu A/S – Class B	(270,908)

	France — (0.7)%

(10,822)	Accor SA *	(373,191)

(2,881)	Aeroports de Paris *	(339,280)

(270)	Eurazeo SE	(27,775)

(35,316)	Getlink SE	(568,887)

(398)	Hermes International	(585,780)

(355)	Sartorius Stedim Biotech	(215,332)

(5,309)	Ubisoft Entertainment SA *	(337,238)

Shares	Description	Value ($)
	Common Stocks — continued

	France — continued

(1,645)	Wendel SE	(238,715)

(138)	Worldline SA *	(12,288)

	Total France	(2,698,486)

	Germany — (0.9)%

(3,605)	Delivery Hero SE *	(523,196)

(10)	Deutsche Boerse AG	(1,725)

(211)	MTU Aero Engines AG	(48,424)

(5,022)	Puma SE	(609,745)

(4,014)	QIAGEN NV *	(222,062)

(3,698)	RWE AG	(144,398)

(1,280)	Scout24 AG	(107,613)

(621)	TeamViewer AG *	(20,690)

(196,604)	Telefonica Deutschland Holding AG	(551,892)

(9,839)	Uniper SE	(390,635)

(5,210)	Zalando SE *	(577,658)

	Total Germany	(3,198,038)

	Israel — (0.2)%

(1,200)	CyberArk Software Ltd *	(201,528)

(1,700)	Wix.com Ltd *	(377,536)

	Total Israel	(579,064)

	Italy — (0.5)%

(4,390)	Amplifon SPA	(229,629)

(16,306)	Atlantia SPA *	(305,438)

(2,677)	Ferrari NV	(580,697)

(34,425)	FinecoBank Banca Fineco SPA *	(634,179)

(8,522)	Infrastrutture Wireless Italiane SPA	(101,390)

	Total Italy	(1,851,333)

	Japan — (2.2)%

(28,600)	Acom Co Ltd	(110,534)

(5,200)	ANA Holdings Inc *	(123,264)

(15,700)	Asahi Intecc Co Ltd	(475,022)

(4,100)	GMO Payment Gateway Inc	(537,915)

(1,800)	Harmonic Drive Systems Inc	(99,385)

(16,200)	Hitachi Metals Ltd *	(312,711)

(600)	Ibiden Co Ltd	(32,284)

(28,500)	Isetan Mitsukoshi Holdings Ltd	(190,872)

(5,000)	Japan Airlines Co Ltd *	(106,523)

(6,700)	Japan Airport Terminal Co Ltd *	(304,159)

(8,600)	Japan Exchange Group Inc	(204,813)

(72)	Japan Real Estate Investment Corp (REIT)	(444,969)

(20,400)	JGC Holding Corp	(171,132)

(21,700)	Keikyu Corp	(264,512)

(900)	Keio Corp	(48,429)

(4,100)	Kintetsu Group Holdings Co Ltd *	(140,040)

(2,400)	Lasertec Corp	(522,022)

(5,900)	Lion Corp	(100,394)

See accompanying notes to the financial statements.	93

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — continued

	Japan — continued

(13,000)	LIXIL Corp	(378,322)

(6,900)	M3 Inc	(462,766)

(100)	McDonald’s Holdings Co Japan Ltd	(4,770)

(7,300)	Mercari Inc *	(360,200)

(2,000)	Mizuho Financial Group Inc	(28,024)

(20,300)	MonotaRO Co Ltd	(449,905)

(500)	Nidec Corp	(57,114)

(17,800)	Nihon M&A Center Inc	(530,798)

(25,900)	Nippon Paint Holdings Co Ltd	(321,657)

(4,700)	Nissin Foods Holdings Co Ltd	(365,889)

(13,700)	Odakyu Electric Railway Co Ltd	(319,205)

(3,000)	ORIENTAL LAND CO LTD	(453,887)

(2,400)	Shiseido Co Ltd	(159,070)

(2,300)	Tokyu Corp	(31,627)

(1,200)	West Japan Railway Co	(65,540)

(2,400)	Yaskawa Electric Corp	(117,142)

	Total Japan	(8,294,896)

	Netherlands — (0.3)%

(225)	Adyen NV *	(727,217)

(1,267)	Heineken Holding NV	(117,529)

(4,675)	Just Eat Takeaway.com NV *	(423,585)

	Total Netherlands	(1,268,331)

	New Zealand — (0.0)%

(1,248)	Xero Ltd *	(138,033)

	Norway — (0.0)%

(1,455)	Schibsted ASA – B Shares	(67,604)

(1,818)	Schibsted ASA – Class A	(96,993)

	Total Norway	(164,597)

	Russia — (0.0)%

(1,779)	Magnit PJSC Sponsored GDR (Registered)	(27,078)

	Singapore — (0.2)%

(15,800)	Singapore Airlines Ltd *	(59,232)

(75,600)	Singapore Exchange Ltd	(554,886)

	Total Singapore	(614,118)

	Spain — (0.4)%

(9,520)	Cellnex Telecom SA	(651,627)

(20,162)	Ferrovial SA	(583,881)

(13,737)	Siemens Gamesa Renewable Energy SA	(407,323)

	Total Spain	(1,642,831)

	Sweden — (0.2)%

(9,840)	Embracer Group AB *	(223,996)

(3,156)	Evolution AB	(509,543)

(3,850)	Sinch AB *	(86,554)

	Total Sweden	(820,093)

Shares	Description	Value ($)
	Common Stocks — continued
	Switzerland — (0.4)%

(6)	Chocoladefabriken Lindt & Spruengli AG	(70,585)

(347)	Partners Group Holding AG	(615,232)

(50)	Schindler Holding AG	(16,146)

(326)	Straumann Holding AG (Registered)	(629,911)

	Total Switzerland	(1,331,874)

	United Kingdom — (1.4)%

(8,248)	Admiral Group Plc	(409,811)

(15,915)	Antofagasta Plc	(318,807)

(63,397)	Auto Trader Group Plc	(548,233)

(89,716)	ConvaTec Group Plc	(278,006)

(22,806)	Entain Plc *	(606,088)

(204)	Experian Plc	(8,998)

(5,828)	Halma Plc	(240,672)

(25,844)	Hargreaves Lansdown Plc	(536,718)

(72,715)	Informa Plc *	(531,405)

(27,030)	Land Securities Group Plc (REIT)	(263,993)

(4,565)	London Stock Exchange Group Plc	(500,068)

(10,490)	Melrose Industries Plc	(24,222)

(16,564)	Ocado Group Plc *	(459,075)

(307,251)	Rolls-Royce Holdings Plc *	(484,542)

(1,004)	Spirax-Sarco Engineering Plc	(222,642)

	Total United Kingdom	(5,433,280)

	United States — (10.2)%

(15,600)	AES Corp. (The)	(372,372)

(2,700)	Airbnb, Inc. – Class A *	(418,473)

(2,300)	American Tower Corp. (REIT)	(671,991)

(5,400)	Aramark	(187,866)

(3,000)	Arthur J Gallagher & Co.	(430,860)

(1,900)	Autodesk, Inc. *	(589,171)

(3,500)	Avalara, Inc. *	(628,950)

(100)	Bio-Techne Corp.	(49,914)

(1,900)	BioMarin Pharmaceutical, Inc. *	(159,999)

(2,000)	Boeing Co. (The) *	(439,000)

(1,900)	Burlington Stores, Inc. *	(569,031)

(4,400)	Caesars Entertainment, Inc. *	(447,172)

(100)	Carnival Corp *	(2,414)

(1,700)	Carvana Co. *	(557,702)

(3,300)	Catalent, Inc. *	(430,452)

(4,000)	Ceridian HCM Holding, Inc. *	(449,400)

(300)	Chipotle Mexican Grill, Inc. *	(570,999)

(8,100)	Clarivate Plc *	(204,039)

(4,300)	Cloudflare, Inc. – Class A *	(519,182)

(2,000)	CME Group, Inc.	(403,440)

(3,900)	Cognex Corp.	(345,618)

(400)	CoStar Group, Inc. *	(33,896)

(2,000)	Coupa Software, Inc. *	(489,620)

(2,800)	Crown Castle International Corp. (REIT)	(545,132)

(9,700)	Delta Air Lines, Inc. *	(392,268)

94	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2021 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — continued

	United States — continued

(1,200)	Dexcom, Inc. *	(635,304)

(2,100)	DocuSign, Inc. *	(622,104)

(8,900)	DraftKings Inc. – Class A *	(527,681)

(2,400)	Dynatrace, Inc. *	(164,952)

(900)	Equifax, Inc.	(245,034)

(700)	Equinix, Inc. (REIT)	(590,415)

(7,300)	Equity LifeStyle Properties, Inc. (REIT)	(621,011)

(300)	Erie Indemnity Co. – Class A	(53,127)

(4,300)	Exact Sciences Corp. *	(448,834)

(2,700)	Expedia Group, Inc. *	(390,150)

(100)	First Republic Bank	(19,894)

(400)	Gartner, Inc. *	(123,496)

(4,700)	Guidewire Software, Inc. *	(556,762)

(2,300)	Hess Corp.	(158,125)

(25,800)	Host Hotels & Resorts, Inc. (REIT) *	(427,248)

(900)	HubSpot, Inc. *	(616,023)

(900)	IDEXX Laboratories, Inc. *	(606,384)

(3,300)	Ingersoll Rand, Inc. *	(174,966)

(2,000)	Insulet Corp. *	(595,620)

(1,400)	Ionis Pharmaceuticals, Inc. *	(55,664)

(2,500)	IQVIA Holdings, Inc. *	(649,325)

(5,600)	Iron Mountain, Inc. (REIT)	(267,400)

(1,000)	KKR & Co., Inc.	(64,290)

(7,200)	Lamb Weston Holdings, Inc.	(469,080)

(1,500)	Liberty Broadband Corp. – Class A *	(278,655)

(1,000)	Liberty Broadband Corp. – Class C *	(191,320)

(12,800)	Liberty Media Corp-Liberty Formula One – Class C *	(646,912)

(1,800)	Liberty Media Corp-Liberty SiriusXM – Class A *	(89,100)

(2,100)	Liberty Media Corp-Liberty SiriusXM – Class C *	(103,635)

(700)	Linde Plc	(220,213)

(6,600)	Live Nation Entertainment, Inc. *	(572,220)

(1,000)	MarketAxess Holdings, Inc.	(475,920)

(900)	Marriott International, Inc. – Class A *	(121,626)

(6,500)	MGM Resorts International	(277,030)

(1,700)	MongoDB, Inc. *	(666,111)

(800)	Monolithic Power Systems, Inc.	(395,944)

(1,000)	MSCI, Inc.	(634,580)

(3,300)	NiSource, Inc.	(81,345)

(3,000)	Novocure Ltd. *	(402,630)

(3,100)	Oak Street Health, Inc. *	(144,863)

(5,600)	Occidental Petroleum Corp.	(143,864)

(2,200)	Okta, Inc. *	(579,920)

(3,200)	Palantir Technologies, Inc. – Class A *	(84,288)

(1,200)	Paycom Software, Inc. *	(586,680)

(3,200)	Peloton Interactive, Inc. – Class A *	(320,608)

(900)	Public Storage (REIT)	(291,249)

(1,700)	RingCentral, Inc. – Class A *	(428,842)

(1,500)	Roku, Inc. *	(528,600)

Shares	Description	Value ($)
	Common Stocks — continued

	United States — continued

(6,300)	Rollins, Inc.	(245,196)

(5,500)	Royal Caribbean Cruises Ltd. *	(455,015)

(5,800)	Sarepta Therapeutics, Inc. *	(453,096)

(400)	Seagen, Inc. *	(67,040)

(1,100)	ServiceNow, Inc. *	(708,004)

(3,600)	Simon Property Group, Inc. (REIT)	(484,020)

(8,200)	Snap, Inc. – Class A *	(624,102)

(1,900)	Snowflake, Inc. – Class A *	(578,265)

(3,600)	Southwest Airlines Co. *	(179,208)

(2,300)	Square, Inc. – Class A *	(616,561)

(2,800)	Starbucks Corp.	(328,972)

(100)	Sun Communities, Inc. (REIT)	(20,149)

(300)	T-Mobile US, Inc. *	(41,106)

(2,900)	Teladoc Health, Inc. *	(418,818)

(900)	Tesla, Inc. *	(662,148)

(500)	Trade Desk, Inc. (The) – Class A *	(40,025)

(1,600)	Twilio, Inc. – Class A *	(571,136)

(5,800)	Twitter, Inc. *	(374,100)

(9,800)	Uber Technologies, Inc. *	(383,572)

(11,200)	UDR, Inc. (REIT)	(605,024)

(1,700)	Vail Resorts, Inc. *	(518,245)

(5,400)	Vistra Corp.	(103,086)

(800)	Wayfair, Inc. – Class A *	(224,600)

(20,200)	Williams Cos, Inc. (The)	(498,738)

(3,000)	Zendesk, Inc. *	(370,800)

(1,200)	Zillow Group, Inc. – Class A *	(114,720)

(4,342)	Zillow Group, Inc. – Class C *	(415,833)

(2,500)	Zscaler, Inc. *	(695,850)

	Total United States	(38,055,434)

	TOTAL COMMON STOCKS (PROCEEDS $62,777,742)	(69,326,207)

	PREFERRED STOCKS (c) — (0.1)%

	Germany — (0.1)%

(831)	Sartorius AG	(547,473)

	TOTAL PREFERRED STOCKS (PROCEEDS $362,834)	(547,473)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $63,140,576)	(69,873,680)

	Other Assets and Liabilities (net) — 17.9%	67,353,199

	TOTAL NET ASSETS — 100.0%	$375,322,305

See accompanying notes to the financial statements.	95

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2021 (Unaudited)

A summary of outstanding financial instruments at August 31, 2021 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.75%	GS	USD	658,026	05/24/2022	Monthly	—	(24,163)	(24,163)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.75%	GS	USD	66,624	05/24/2022	Monthly	—	(3,302)	(3,302)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.50%	GS	USD	734,255	05/24/2022	Monthly	—	14,631	14,631
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.63%	GS	USD	91,171	05/24/2022	Monthly	—	(4,325)	(4,325)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,107	10/18/2022	Monthly	—	(286)	(286)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,244,200	10/18/2022	Monthly	—	(108,959)	(108,959)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	314,807	10/18/2022	Monthly	—	(1,272)	(1,272)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	1,413,211	05/18/2023	Monthly	—	(20,112)	(20,112)

							$—	$(147,788)	$(147,788)

As of August 31, 2021, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2021.

(e)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(f)	The following table represents the individual short positions within the custom equity basket swap as of August 31, 2021:

Shares	Description	% of Equity Basket	Value ($)
2,320,000	Alibaba Pictures Group Ltd	5.7%	247,267
792,000	China Molybdenum Co Ltd – Class H	14.2%	617,892
46,000	China Resources Beer Holdings Co Ltd	8.7%	378,275
200,000	China Youzan Ltd	0.6%	27,999
16,000	Galaxy Entertainment Group Ltd	2.4%	102,585
284,000	Greentown Service Group Co Ltd	7.0%	303,706
3,000	Haidilao International Holding Ltd	0.3%	12,244
9,400	Hong Kong Exchanges and Clearing Ltd	13.7%	593,836
136,000	Kingdee International Software Group Co Ltd	11.4%	495,227
14,000	New World Development Co Ltd	1.5%	65,851
94,800	Sands China Ltd	7.0%	304,554
145,000	SJM Holdings Ltd	2.9%	126,181
8,000	Venus Medtech Hangzhou Inc – Class H	0.9%	37,866
199,600	Wynn Macau Ltd	5.2%	224,896
39,000	Yihai International Holding Ltd.	4.8%	210,992
420,000	Zijin Mining Group Co Ltd – Class H	13.7%	594,290

	TOTAL COMMON STOCKS		$4,343,661

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 97.

96	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2021 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PIK - Payment In Kind

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars

The rates shown on variable rate notes are the current interest rates at August 31, 2021, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	97

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$12,573,638	$6,106,577,259	$326,728,838	$653,752,855

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	311,750,823	4,706,724	1,786,387,823	424,326

Foreign currency, at value (Note 2)(d)	61,387	—	870,424	—

Cash	2,790,532	—	—	—

Receivable for investments sold	2,296,908	15,030,000	12,660,912	400,000

Collateral on investments sold short (Note 2)	149,570,100	—	413,129,000	—

Receivable for Fund shares sold	1,333,104	827,471	—	75,000

Dividends and interest receivable	249,416	21	3,525,908	5

Dividend withholding tax receivable	15,487	—	346,037	—

Foreign capital gains tax refund receivable (Note 2)	—	—	115,370	—

Unrealized appreciation on open forward currency contracts (Note 4)	1,856,370	—	1,246,988	—

Receivable for variation margin on open cleared swap contracts (Note 4)	568,869	—	226,694	—

Due from broker (Note 2)	8,397,360	—	4,960,891	—

Receivable for variation margin on open futures contracts (Note 4)	333,719	—	149,699	—

Receivable for open OTC swap contracts (Note 4)	3,205,429	—	208,938	—

Interest receivable for open OTC swap contracts (Note 4)	190,271	—	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	40,044	294,729	125,752	13,256

Total assets	495,233,457	6,127,436,204	2,550,683,274	654,665,442

Liabilities:

Investments sold short, at value (Note 2)(e)	151,388,395	—	412,692,433	—

Due to custodian	—	—	335,079	—

Due to broker (Note 2)	—	—	3	—

Payable for cash collateral from securities loaned (Note 2)	—	—	5,348,116	—

Payable for investments purchased	4,626,672	12,000,000	11,004,269	—

Payable for Fund shares repurchased	14,615	2,770,633	71,448,397	247,000

Accrued foreign capital gains tax payable (Note 2)	13	—	512,955	—

Payable to affiliate for (Note 5):

Management fee	204,975	3,401,481	—	—

Supplemental support fee – Class MF	—	135,608	—	—

Shareholder service fee	38,312	493,140	—	—

Payable to agents unaffiliated with GMO	163	1,712	611	103

Payable for variation margin on open futures contracts (Note 4)	120,845	—	1,704,980	—

Payable for closed swap contracts (Note 4)	16,513	—	—	—

Unrealized depreciation on open forward currency contracts (Note 4)	2,261,505	—	1,760,492	—

Interest payable for open OTC swap contracts (Note 4)	44,946	—	—	—

Interest and dividend payable for short sales	189,028	—	223,820	—

Payable for open OTC swap contracts (Note 4)	503,482	—	1,068,222	—

Payable to Trustees and related expenses	1,330	60,797	17,104	11,776

Written options outstanding, at value (Note 4)(f)	88,677	—	—	—

Accrued expenses	198,396	201,006	919,433	77,956

Total liabilities	159,697,867	19,064,377	507,035,914	336,835

Net assets	$335,535,590	$6,108,371,827	$2,043,647,360	$654,328,607

(a) Cost of investments – affiliated issuers:	$11,308,238	$6,179,195,008	$322,287,453	$630,909,987

(b) Cost of investments – unaffiliated issuers:	$302,858,539	$4,706,724	$1,587,639,054	$428,877

(c) Includes securities on loan at value (Note 2):	$—	$—	$24,350,984	$—

(d) Cost of foreign currency:	$68,001	$—	$867,662	$—

(e) Proceeds from securities sold short:	$132,522,984	$—	$368,773,958	$—

(f) Premiums on written options:	$275,646	$—	$—	$—

98	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:

Paid-in capital	$370,777,397	$6,380,556,426	$2,248,331,727	$811,294,228

Distributable earnings (accumulated loss)	(35,241,807)	(272,184,599)	(204,684,367)	(156,965,621)

	$335,535,590	$6,108,371,827	$2,043,647,360	$654,328,607

Net assets attributable to:

Class III	$—	$1,792,736,803	$2,043,647,360	$608,880,734

Class IV	$—	$2,102,452,630	$—	$—

Class VI	$166,985,093	$—	$—	$—

Class MF	$—	$1,586,436,893	$—	$—

Class R6	$3,565	$283,345,299	$—	$31,934,852

Class I	$168,546,932	$343,400,202	$—	$13,513,021

Shares outstanding:

Class III	—	67,925,099	103,105,792	16,666,024

Class IV	—	79,654,501	—	—

Class VI	9,220,899	—	—	—

Class MF	—	60,041,900	—	—

Class R6	196	10,743,242	—	874,588

Class I	9,330,792	13,026,636	—	369,901

Net asset value per share:

Class III	$—	$26.39	$19.82	$36.53

Class IV	$—	$26.39	$—	$—

Class VI	$18.11	$—	$—	$—

Class MF	$—	$26.42	$—	$—

Class R6	$18.21	$26.37	$—	$36.51

Class I	$18.06	$26.36	$—	$36.53

See accompanying notes to the financial statements.	99

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$98,440,630	$1,708,590,350	$11,596,552	$254,166,670

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	59,647	659,761	5,504,264,049	89,564

Foreign currency, at value (Note 2)(d)	—	—	2,267,540	—

Receivable for investments sold	—	10,000,000	27,281,894	—

Collateral on investments sold short (Note 2)	—	—	1,104,864,000	—

Receivable for Fund shares sold	—	140	12,000,000	—

Dividends and interest receivable	—	3	13,153,292	—

Dividend withholding tax receivable	—	—	898,401	—

Foreign capital gains tax refund receivable (Note 2)	—	—	7,095	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	8,043,594	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	1,511,299	—

Due from broker (Note 2)	—	—	478,348,220	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	214,587	—

Receivable for open OTC swap contracts (Note 4)	—	—	835,139	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	2,961	12,043	299,042	5,159

Total assets	98,503,238	1,719,262,297	7,165,584,704	254,261,393

Liabilities:

Investments sold short, at value (Note 2)(e)	—	—	1,493,378,540	—

Due to custodian	—	—	2,332,141	—

Due to broker (Note 2)	—	—	5,137,546	—

Payable for cash collateral from securities loaned (Note 2)	—	—	11,494,916	—

Payable for investments purchased	—	10,000,000	60,367,891	—

Payable for Fund shares repurchased	—	—	3,030,000	—

Accrued foreign capital gains tax payable (Note 2)	—	—	2,195,646	—

Payable to agents unaffiliated with GMO	32	578	1,711	67

Payable for variation margin on open futures contracts (Note 4)	—	—	2,542,861	—

Payable for variation margin on open cleared swap contracts (Note 4)	—	—	1,996	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	10,273,502	—

Interest payable for open OTC swap contracts (Note 4)	—	—	53,580	—

Interest and dividend payable for short sales	—	—	1,113,702	—

Payable for open OTC swap contracts (Note 4)	—	—	3,923,468	—

Payable to Trustees and related expenses	309	7,901	47,289	1,899

Accrued expenses	33,559	92,523	2,047,966	24,885

Total liabilities	33,900	10,101,002	1,597,942,755	26,851

Net assets	$98,469,338	$1,709,161,295	$5,567,641,949	$254,234,542

(a) Cost of investments – affiliated issuers:	$77,736,047	$1,483,894,954	$11,580,814	$232,050,817

(b) Cost of investments – unaffiliated issuers:	$59,647	$659,761	$5,190,059,983	$89,564

(c) Includes securities on loan at value (Note 2):	$—	$—	$64,871,709	$—

(d) Cost of foreign currency:	$—	$—	$2,255,249	$—

(e) Proceeds from securities sold short:	$—	$—	$1,294,396,197	$—

100	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:

Paid-in capital	$78,892,313	$1,514,265,521	$6,478,863,096	$393,467,612

Distributable earnings (accumulated loss)	19,577,025	194,895,774	(911,221,147)	(139,233,070)

	$98,469,338	$1,709,161,295	$5,567,641,949	$254,234,542

Net assets attributable to:

Core Class	$—	$—	$5,567,641,949	$—

Class III	$98,469,338	$1,699,029,082	$—	$245,025,278

Class R6	$—	$7,504,692	$—	$9,209,264

Class I	$—	$2,627,521	$—	$—

Shares outstanding:

Core Class	—	—	429,644,443	—

Class III	3,453,695	51,950,369	—	13,274,936

Class R6	—	229,457	—	498,987

Class I	—	80,371	—	—

Net asset value per share:

Core Class	$—	$—	$12.96	$—

Class III	$28.51	$32.70	$—	$18.46

Class R6	$—	$32.71	$—	$18.46

Class I	$—	$32.69	$—	$—

See accompanying notes to the financial statements.	101

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$843,176,712	$—	$225,163,660

Investments in unaffiliated issuers, at value (Note 2)(b)	321,937	318,653,400	152,679,126

Foreign currency, at value (Note 2)(c)	—	41	124,781

Receivable for investments sold	—	—	5,099,015

Collateral on investments sold short (Note 2)	—	—	69,981,001

Receivable for Fund shares sold	23	—	—

Dividends and interest receivable	2	128,326	307,858

Dividend withholding tax receivable	—	—	41,914

Foreign capital gains tax refund receivable (Note 2)	—	—	64

Unrealized appreciation on open forward currency contracts (Note 4)	—	1,321,130	—

Due from broker (Note 2)	—	1,763,725	85

Receivable for variation margin on open futures contracts (Note 4)	—	595,559	—

Receivable for open OTC swap contracts (Note 4)	—	8,643	14,631

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,813	31,814	52,461

Total assets	843,509,487	322,502,638	453,464,596

Liabilities:

Investments sold short, at value (Note 2)(d)	—	—	69,873,680

Due to custodian	—	—	1,185

Payable for investments purchased	—	—	52,585

Payable for Fund shares repurchased	—	2,857,379	7,760,000

Accrued foreign capital gains tax payable (Note 2)	—	—	42,253

Payable to affiliate for (Note 5):

Management fee	—	240,168	—

Shareholder service fee	—	20,145	—

Payable to agents unaffiliated with GMO	275	73	91

Payable for variation margin on open futures contracts (Note 4)	—	411,511	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	506,562	—

Interest and dividend payable for short sales	—	—	37,895

Payable for open OTC swap contracts (Note 4)	—	516,113	162,419

Payable to Trustees and related expenses	4,600	4,525	6,291

Accrued expenses	61,355	213,676	205,892

Total liabilities	66,230	4,770,152	78,142,291

Net assets	$843,443,257	$317,732,486	$375,322,305

(a) Cost of investments – affiliated issuers:	$746,899,017	$—	$190,295,391

(b) Cost of investments – unaffiliated issuers:	$321,937	$318,538,696	$132,888,516

(c) Cost of foreign currency:	$—	$41	$124,438

(d) Proceeds from securities sold short:	$—	$—	$63,140,576

102	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2021 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Net assets consist of:

Paid-in capital	$876,848,179	$381,690,193	$294,940,752

Distributable earnings (accumulated loss)	(33,404,922)	(63,957,707)	80,381,553

	$843,443,257	$317,732,486	$375,322,305

Net assets attributable to:

Class III	$570,867,711	$30,591,930	$375,322,305

Class VI	$—	$260,579,978	$—

Class R6	$272,575,546	$—	$—

Class I	$—	$26,560,578	$—

Shares outstanding:

Class III	16,649,292	1,026,953	16,530,377

Class VI	—	8,759,080	—

Class R6	7,951,925	—	—

Class I	—	892,885	—

Net asset value per share:

Class III	$34.29	$29.79	$22.71

Class VI	$—	$29.75	$—

Class R6	$34.28	$—	$—

Class I	$—	$29.75	$—

See accompanying notes to the financial statements.	103

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,729,885	$—	$38,232,058	$32

Dividends from affiliated issuers (Note 10)	40,947	6,804,590	3,158,185	4,039,966

Interest	241,393	—	84,642	358

Securities lending income from affiliated issuers (net)	—	—	76,990	—

Securities lending income (net)	—	—	126,638	—

Total investment income	3,012,225	6,804,590	41,678,513	4,040,356

Expenses:

Management fee (Note 5)	1,488,908	21,147,777	—	—

Shareholder service fee – Class III (Note 5)	—	1,535,285	—	—

Shareholder service fee – Class IV (Note 5)	—	1,058,424	—	—

Shareholder service fee – Class VI (Note 5)	52,731	—	—	—

Shareholder service fee – Class R6 (Note 5)	406	234,261	—	—

Shareholder service fee – Class I (Note 5)	237,382	257,975	—	—

Supplemental support fee – Class MF (Note 5)	—	843,399	—	—

Audit and tax fees	56,724	15,904	67,297	14,989

Custodian, fund accounting agent and transfer agent fees	224,064	223,754	788,406	48,026

Dividend expense on short sales	1,051,767	—	2,755,438	—

Legal fees	18,181	60,929	37,163	9,152

Registration fees	35,501	48,347	421	26,637

Trustees’ fees and related expenses (Note 5)	7,692	119,685	39,465	18,534

Interest expense and borrowing costs for investments sold short (Note 2)	265,507	—	639,215	—

Miscellaneous	37,195	27,491	77,387 *	6,911 **

Total expenses	3,476,058	25,573,231	4,404,792	124,249

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(181,504)	(195,916)	(634,812)	(95,361)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(60,877)	(1,486,951)	—	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(1,873)	(186,889)	—	—

Net expenses	3,231,804	23,703,475	3,769,980	28,888

Net investment income (loss)	(219,579)	(16,898,885)	37,908,533	4,011,468

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	13,622,993	—	116,900,960	805

Investments in affiliated issuers	2,580,654	(18,904,176)	209,866	29,451,442

Investments in securities sold short	793,193	—	(20,996,423)	—

Realized gain distributions from affiliated issuers (Note 10)	—	9,111,658	3,821,673	14,537,656

Futures contracts	(2,907,149)	—	(67,368,890)	—

Written options	2,509,731	—	—	—

Swap contracts	(5,050,372)	—	9,051,596	—

Forward currency contracts	299,584	—	7,850,441	—

Foreign currency and foreign currency related transactions	(135,696)	—	(109,855)	—

Net realized gain (loss)	11,712,938	(9,792,518)	49,359,368	43,989,903

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(12,195,251)	—	(23,147,561)	(923)

Investments in affiliated issuers	(1,959,720)	140,892,659	(1,711,145)	(5,010,025)

Investments in securities sold short	(1,354,417)	—	(13,165,571)	—

Futures contracts	(469,008)	—	663,647	—

Written options	393,538	—	—	—

Swap contracts	3,424,912	—	(3,717,146)	—

Forward currency contracts	(262,480)	—	(704,922)	—

Foreign currency and foreign currency related transactions	(141,466)	—	56,126	—

Net change in unrealized appreciation (depreciation)	(12,563,892)	140,892,659	(41,726,572)	(5,010,948)

Net realized and unrealized gain (loss)	(850,954)	131,100,141	7,632,796	38,978,955

Net increase (decrease) in net assets resulting from operations	$(1,070,533)	$114,201,256	$45,541,329	$42,990,423

(a) Withholding tax:	$83,668	$—	$3,474,438	$—

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$42	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$13	$—	$512,955	$—

* Includes $66,708 of pricing expenses.

** Includes $2,616 of printing expenses.

104	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund		Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$—		$21		$104,207,349	$—

Dividends from affiliated issuers (Note 10)	1,031,171		16,058,175		—	4,211,991

Interest	2		—		9,125,092	—

Securities lending income from affiliated issuers (net)	—		—		168,852	—

Securities lending income (net)	—		—		344,351	—

Total investment income	1,031,173		16,058,196		113,845,644	4,211,991

Expenses:

Audit and tax fees	11,267		11,696		120,838	12,977

Custodian, fund accounting agent and transfer agent fees	4,965		40,770		1,481,674	13,197

Dividend expense on short sales	—		—		9,654,418	—

Legal fees	607		12,798		63,585	2,156

Registration fees	2,445		41,651		843	25,754

Trustees’ fees and related expenses (Note 5)	1,445		28,127		105,381	4,030

Interest expense and borrowing costs for investments sold short (Note 2)	—		—		2,107,313	—

Miscellaneous	2,249	*	7,522	**	106,839 ***	3,165	****

Total expenses	22,978		142,564		13,640,891	61,279

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(21,376)		(110,260)		(1,672,724)	(56,791)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—		—		(2,889)	—

Net expenses	1,602		32,304		11,965,278	4,488

Net investment income (loss)	1,029,571		16,025,892		101,880,366	4,207,503

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—		—		335,704,486	—

Investments in affiliated issuers	380,386		33,518,688		4,075	447,369

Investments in securities sold short	—		—		(85,017,878)	—

Realized gain distributions from affiliated issuers (Note 10)	2,271,624		30,571,857		—	323,532

Futures contracts	—		—		(166,112,264)	—

Written options	—		—		(107,440)	—

Swap contracts	—		—		19,573,750	—

Forward currency contracts	—		—		22,085,975	—

Foreign currency and foreign currency related transactions	—		—		(606,010)	—

Net realized gain (loss)	2,652,010		64,090,545		125,524,694	770,901

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—		—		(33,451,162)	—

Investments in affiliated issuers	6,652,779		74,134,015		15,738	15,745,176

Investments in securities sold short	—		—		(69,993,925)	—

Futures contracts	—		—		4,999,776	—

Swap contracts	—		—		(29,784)	—

Forward currency contracts	—		—		(3,235,320)	—

Foreign currency and foreign currency related transactions	—		—		(27,940)	—

Net change in unrealized appreciation (depreciation)	6,652,779		74,134,015		(101,722,617)	15,745,176

Net realized and unrealized gain (loss)	9,304,789		138,224,560		23,802,077	16,516,077

Net increase (decrease) in net assets resulting from operations	$10,334,360		$154,250,452		$125,682,443	$20,723,580

(a) Withholding tax:	$—		$—		$9,048.242	$—

(b) Foreign capital gains tax on net realized gain (loss):	$—		$—		$(7,488)	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—		$—		$1,764,595	$—

* Includes $1,821 of printing expenses.

** Includes $2,763 of printing expenses.

*** Includes $76,780 of pricing expenses.

**** Includes $2,062 of printing expenses.

See accompanying notes to the financial statements.	105

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2021 (Unaudited) — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax)(Note 2)(a)	$9		$243	$3,163,853

Dividends from affiliated issuers (Note 10)	10,618,158		—	1,490,187

Interest	—		442,327	—

Total investment income	10,618,167		442,570	4,654,040

Expenses:

Management fee (Note 5)	—		1,630,506	—

Shareholder service fee – Class III (Note 5)	—		23,757	—

Shareholder service fee – Class VI (Note 5)	—		91,424	—

Shareholder service fee – Class I (Note 5)	—		14,640	—

Audit and tax fees	11,391		39,495	23,155

Custodian, fund accounting agent and transfer agent fees	33,103		60,868	191,351

Dividend expense on short sales	—		—	537,977

Legal fees	6,576		6,326	9,324

Registration fees	25,470		49,472	2,790

Trustees’ fees and related expenses (Note 5)	14,124		6,416	10,502

Interest expense and borrowing costs for investments sold short (Note 2)	—		—	121,027

Miscellaneous	4,238	*	25,252	34,683 **

Total expenses	94,902		1,948,156	930,809

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(78,996)		(167,574)	(248,752)

Net expenses	15,906		1,780,582	682,057

Net investment income (loss)	10,602,261		(1,338,012)	3,971,983

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—		86,781	27,220,657

Investments in affiliated issuers	9,841,084		—	16,965,473

Investments in securities sold short	—		—	(6,506,206)

Realized gain distributions from affiliated issuers (Note 10)	1,085,180		—	3,421,388

Futures contracts	—		1,018,042	—

Swap contracts	—		(1,601,614)	2,371,717

Forward currency contracts	—		(4,419,338)	—

Foreign currency and foreign currency related transactions	—		1,812	(22,386)

Net realized gain (loss)	10,926,264		(4,914,317)	43,450,643

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—		(273,599)	(11,418,405)

Investments in affiliated issuers	32,107,502		—	(472,997)

Investments in securities sold short	—		—	828,147

Futures contracts	—		254,302	—

Swap contracts	—		(507,470)	(1,229,771)

Forward currency contracts	—		2,395,246	—

Foreign currency and foreign currency related transactions	—		(29,962)	(14,171)

Net change in unrealized appreciation (depreciation)	32,107,502		1,838,517	(12,307,197)

Net realized and unrealized gain (loss)	43,033,766		(3,075,800)	31,143,446

Net increase (decrease) in net assets resulting from operations	$53,636,027		$(4,413,812)	$35,115,429

(a) Withholding tax:	$—		$—	$246,369

(b) Foreign capital gains tax on net realized gain (loss):	$—		$—	$50,533

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—		$—	$(61,076)

* Includes $1,699 of printing expenses.

** Includes $30,317 of pricing expenses.

106	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated Alternative Allocation Fund		Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$(219,579)	$(994,645)	$(16,898,885)	$114,142,597

Net realized gain (loss)	11,712,938	(7,143,588)	(9,792,518)	60,048,306

Change in net unrealized appreciation (depreciation)	(12,563,892)	4,116,009	140,892,659	80,415,746

Net increase (decrease) in net assets from operations	(1,070,533)	(4,022,224)	114,201,256	254,606,649

Distributions to shareholders:

Class III	—	—	—	(104,307,810)

Class IV	—	—	—	(71,760,959)

Class VI	(5,640,719)	(5,356,980)	—	—

Class MF	—	—	—	(69,378,466)

Class R6	(15,158)	(9,953)*	—	(1,488,297)**

Class I	(5,263,713)	(4,350,593)	—	(4,256,750)

Total distributions	(10,919,590)	(9,717,526)	—	(251,192,282)

Net share transactions (Note 9):

Class III	—	—	(476,870,687)	(1,549,777,251)

Class IV	—	—	105,835,085	(144,019,491)

Class VI	(56,256,403)	37,929,124	—	—

Class MF	—	—	(160,683,562)	(1,092,603,160)

Class R6	(463,449)	487,583 *	(32,888,969)	308,687,885 **

Class I	(95,091,442)	239,618,890	13,780,869	222,508,366

Increase (decrease) in net assets resulting from net share transactions	(151,811,294)	278,035,597	(550,827,264)	(2,255,203,651)

Total increase (decrease) in net assets	(163,801,417)	264,295,847	(436,626,008)	(2,251,789,284)

Net assets:

Beginning of period	499,337,007	235,041,160	6,544,997,835	8,796,787,119

End of period	$335,535,590	$499,337,007	$6,108,371,827	$6,544,997,835

*	Period from July 31, 2020 (commencement of operations) through February 28, 2021.
**	Period from May 1, 2020 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	107

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$37,908,533	$64,891,218	$4,011,468	$33,047,243

Net realized gain (loss)	49,359,368	(174,343,234)	43,989,903	38,313,845

Change in net unrealized appreciation (depreciation)	(41,726,572)	239,716,675	(5,010,948)	72,475,821

Net increase (decrease) in net assets from operations	45,541,329	130,264,659	42,990,423	143,836,909

Distributions to shareholders:

Class III	(5,008,479)	(71,248,951)	(4,217,957)	(38,839,616)

Class R6	—	—	(225,884)	(1,148,742)

Class I	—	—	(90,510)	— *

Total distributions	(5,008,479)	(71,248,951)	(4,534,351)	(39,988,358)

Net share transactions (Note 9):

Class III	(155,381,532)	(484,449,320)	(113,442,962)	(950,346,978)

Class R6	—	—	(158,950,648)	164,512,376

Class I	—	—	(7,863,464)	20,705,602 *

Increase (decrease) in net assets resulting from net share transactions	(155,381,532)	(484,449,320)	(280,257,074)	(765,129,000)

Total increase (decrease) in net assets	(114,848,682)	(425,433,612)	(241,801,002)	(661,280,449)

Net assets:

Beginning of period	2,158,496,042	2,583,929,654	896,129,609	1,557,410,058

End of period	$2,043,647,360	$2,158,496,042	$654,328,607	$896,129,609

*	Period from January 6, 2021 (commencement of operations) through February 28, 2021.

108	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,029,571	$2,465,589	$16,025,892	$51,214,464

Net realized gain (loss)	2,652,010	1,263,773	64,090,545	77,284,915

Change in net unrealized appreciation (depreciation)	6,652,779	14,596,077	74,134,015	249,758,702

Net increase (decrease) in net assets from operations	10,334,360	18,325,439	154,250,452	378,258,081

Distributions to shareholders:

Class III	(1,023,034)	(2,967,463)	(2,074,073)	(58,232,912)

Class R6	—	—	(9,052)	(227,894	)*

Class I	—	—	(2,140)	(64,254	)**

Total distributions	(1,023,034)	(2,967,463)	(2,085,265)	(58,525,060)

Net share transactions (Note 9):

Class III	1,004,489	(587,343)	(91,147,608)	(135,640,442)

Class R6	—	—	80,547	5,755,476	*

Class I	—	—	182,059	1,969,305	**

Increase (decrease) in net assets resulting from net share transactions	1,004,489	(587,343)	(90,885,002)	(127,915,661)

Total increase (decrease) in net assets	10,315,815	14,770,633	61,280,185	191,817,360

Net assets:

Beginning of period	88,153,523	73,382,890	1,647,881,110	1,456,063,750

End of period	$98,469,338	$88,153,523	$1,709,161,295	$1,647,881,110

*	Period from July 15, 2020 (commencement of operations) through February 28 , 2021.
**	Period from August 17, 2020 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	109

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$101,880,366	$175,368,048	$4,207,503	$9,596,314

Net realized gain (loss)	125,524,694	(653,822,989)	770,901	1,580,267

Change in net unrealized appreciation (depreciation)	(101,722,617)	511,939,039	15,745,176	30,626,653

Net increase (decrease) in net assets from operations	125,682,443	33,484,098	20,723,580	41,803,234

Distributions to shareholders:

Core Class	—	(132,218,180)	—	—

Class III	—	—	(517,683)	(9,649,537)

Class R6	—	—	(19,637)	—

Total distributions	—	(132,218,180)	(537,320)	(9,649,537)

Net share transactions (Note 9):

Core Class	(528,407,715)	(1,045,204,818)	—	—

Class III	—	—	8,444,981	(112,552,246)

Class R6	—	—	220,357	8,318,148 *

Increase (decrease) in net assets resulting from net share transactions	(528,407,715)	(1,045,204,818)	8,665,338	(104,234,098)

Total increase (decrease) in net assets	(402,725,272)	(1,143,938,900)	28,851,598	(72,080,401)

Net assets:

Beginning of period	5,970,367,221	7,114,306,121	225,382,944	297,463,345

End of period	$5,567,641,949	$5,970,367,221	$254,234,542	$225,382,944

*	Period from January 22, 2021 (commencement of operations) through February 28, 2021.

110	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$10,602,261	$33,987,418	$(1,338,012)	$(717,925)

Net realized gain (loss)	10,926,264	(20,360,817)	(4,914,317)	53,389,439

Change in net unrealized appreciation (depreciation)	32,107,502	133,302,879	1,838,517	(19,979,166)

Net increase (decrease) in net assets from operations	53,636,027	146,929,480	(4,413,812)	32,692,348

Distributions to shareholders:

Class III	(1,693,254)	(23,516,204)	(1,971,844)	(605,875)

Class VI	—	—	(21,079,946)	(7,340,475)

Class R6	(805,193)	(10,144,475)	—	—

Class I	—	—	(1,334,753)	(170,853)*

Total distributions	(2,498,447)	(33,660,679)	(24,386,543)	(8,117,203)

Net share transactions (Note 9):

Class III	(63,170,446)	(121,597,130)	2,794,734	11,338,628

Class VI	—	—	(28,542,111)	(542,443,992)

Class R6	(6,078,049)	13,037,294	—	—

Class I	—	—	14,224,889	14,188,676 *

Increase (decrease) in net assets resulting from net share transactions	(69,248,495)	(108,559,836)	(11,522,488)	(516,916,688)

Total increase (decrease) in net assets	(18,110,915)	4,708,965	(40,322,843)	(492,341,543)

Net assets:

Beginning of period	861,554,172	856,845,207	358,055,329	850,396,872

End of period	$843,443,257	$861,554,172	$317,732,486	$358,055,329

*	Period from September 23, 2020 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	111

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,971,983	$18,754,742

Net realized gain (loss)	43,450,643	14,588,170

Change in net unrealized appreciation (depreciation)	(12,307,197)	66,489,403

Net increase (decrease) in net assets from operations	35,115,429	99,832,315

Distributions to shareholders:

Class III	(8,042,552)	(26,956,390)

Total distributions	(8,042,552)	(26,956,390)

Net share transactions (Note 9):

Class III	(231,546,876)	(266,517,298)

Increase (decrease) in net assets resulting from net share transactions	(231,546,876)	(266,517,298)

Total increase (decrease) in net assets	(204,473,999)	(193,641,373)

Net assets:

Beginning of period	579,796,304	773,437,677

End of period	$375,322,305	$579,796,304

112	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares					Class R6 Shares				Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Period from May 1, 2019 (commencement of operations) through February 29, 2020		Six Months Ended August 31, 2021 (Unaudited)		Period from July 31, 2020 (commencement of operations) through February 28, 2021		Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from September 4, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$18.99		$19.45	$20.00		$18.95		$19.33		$18.96		$19.44		$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.00	(b)	(0.02)	0.15		(0.01)		(0.03)		(0.02)		(0.09)		0.10
Net realized and unrealized gain (loss)	(0.26)		0.03 (c)	(0.18)		(0.11)		0.07	(c)	(0.26)		0.04	(b)	(0.33)

Total from investment operations	(0.26)		0.01	(0.03)		(0.12)		0.04		(0.28)		(0.05)		(0.23)

Less distributions to shareholders:
From net investment income	—		(0.47)	(0.06)		—		(0.42)		—		(0.43)		(0.05)
From net realized gains	(0.62)		—	(0.46)		(0.62)		—		(0.62)		—		(0.46)

Total distributions	(0.62)		(0.47)	(0.52)		(0.62)		(0.42)		(0.62)		(0.43)		(0.51)

Net asset value, end of period	$18.11		$18.99	$19.45		$18.21		$18.95		$18.06		$18.96		$19.44

Total Return(d)	(1.43	)%**	0.01%	(0.21	)%**	(0.67	)%**	0.16	%**	(1.54	)%**	(0.30)%		(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,985		$230,386	$200,812		$4		$478		$168,547		$268,473		$34,229
Net operating expenses to average daily net assets(e)	0.80	%*	0.76%	0.77	%*	0.96	%*	0.93	%*	1.06	%*	1.02%		1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.66	%*	0.49%	0.29	%*	0.60	%*	0.53	%*	0.64	%*	0.51%		0.23	%*
Total net expenses to average daily net assets(e)	1.46	%*	1.25%	1.05	%*	1.56	%*	1.46	%*	1.70	%*	1.53%		1.25	%*
Net investment income (loss) to average daily net assets(a)	0.00	%(g)*	(0.10)%	0.88	%*	(0.06	)%*	(0.26	)%*	(0.20	)%*	(0.44	) %	0.98	%*
Portfolio turnover rate(h)	281	%**	410%	243	%**	281	%**	410	%**	281	%**	410%		243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.12	%*	0.15%	0.27	%*	0.12	%*	0.16	%*	0.12	%*	0.15%		0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 281%, 411% and 250%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	113

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares							Class IV Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.97		$25.53	$26.36	$27.76	$25.78	$23.46	$25.96		$25.53	$26.35	$27.75	$25.78	$23.46

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.07)		0.40	0.83	0.82	0.52	0.37	(0.07)		0.43	0.83	0.88	0.58	0.40
Net realized and unrealized gain (loss)	0.49		0.98	(0.75)	(1.30)	2.12	2.35	0.50		0.96	(0.73)	(1.35)	2.06	2.33

Total from investment operations	0.42		1.38	0.08	(0.48)	2.64	2.72	0.43		1.39	0.10	(0.47)	2.64	2.73

Less distributions to shareholders:
From net investment income	—		(0.78)	(0.90)	(0.90)	(0.66)	(0.40)	—		(0.80)	(0.91)	(0.91)	(0.67)	(0.41)
From net realized gains	—		(0.16)	(0.01)	(0.02)	—	—	—		(0.16)	(0.01)	(0.02)	—	—

Total distributions	—		(0.94)	(0.91)	(0.92)	(0.66)	(0.40)	—		(0.96)	(0.92)	(0.93)	(0.67)	(0.41)

Net asset value, end of period	$26.39		$25.97	$25.53	$26.36	$27.76	$25.78	$26.39		$25.96	$25.53	$26.35	$27.75	$25.78

Total Return(b)	1.62	%**	5.60%	0.11%	(1.55)%	10.28%	11.66%	1.66	%**	5.61%	0.21%	(1.50)%	10.30%	11.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,792,737		$2,227,712	$3,785,568	$4,642,211	$5,162,084	$5,248,863	$2,102,453		$1,965,528	$2,085,324	$2,737,619	$2,756,005	$2,663,418
Net operating expenses to average daily net assets(c)	0.75%		0.70%	0.66%	0.65%	0.65%	0.65%	0.70	%*	0.66%	0.61%	0.60%	0.60%	0.60%
Net investment income (loss) to average daily net assets(a)	(0.55	)%*	1.59%	3.12%	3.07%	1.93%	1.46%	(0.49	)%*	1.73%	3.12%	3.29%	2.13%	1.61%
Portfolio turnover rate	2	%**	20%	10%	18%	9%	7%	2	%**	20%	10%	18%	9%	7%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.06	%*	0.11%	0.15%	0.15%	0.16%	0.15%	0.06	%*	0.10%	0.15%	0.15%	0.16%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (d)	$0.01	$0.02	$—		$—	$—	$0.00 (d)	$0.01	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

114	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares								Class R6 Shares				Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,						Six Months Ended August 31, 2021 (Unaudited)		Period from May 1, 2020 (commencement of operations) through February 28, 2021)		Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Period from August 8, 2019 (commencement of operations) through February 29, 2020
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.99		$25.55	$26.38	$27.77	$25.80	$23.47		$25.95		$23.95		$25.95		$25.52	$26.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.07)		0.38	0.83	0.77	0.56	0.35		(0.07)		0.24		(0.09)		0.33	1.10
Net realized and unrealized gain (loss)	0.50		1.01	(0.74)	(1.23)	2.08	2.39		0.49		2.72		0.50		1.02	(0.93)

Total from investment operations	0.43		1.39	0.09	(0.46)	2.64	2.74		0.42		2.96		0.41		1.35	0.17

Less distributions to shareholders:
From net investment income	—		(0.79)	(0.91)	(0.91)	(0.67)	(0.41)		—		(0.80)		—		(0.76)	(0.89)
From net realized gains	—		(0.16)	(0.01)	(0.02)	—	—		—		(0.16)		—		(0.16)	—

Total distributions	—		(0.95)	(0.92)	(0.93)	(0.67)	(0.41)		—		(0.96)		—		(0.92)	(0.89)

Net asset value, end of period	$26.42		$25.99	$25.55	$26.38	$27.77	$25.80		$26.37		$25.95		$26.36		$25.95	$25.52

Total Return(b)	1.65	%**	5.64%	0.16%	(1.47)%	10.29%	11.76%		1.62	%**	12.55	%**	1.58	%**	5.47%	0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,586,437		$1,716,252	$2,827,442	$3,926,518	$5,622,091	$5,858,177		$283,345		$310,687		$343,400		$324,819	$98,453
Net operating expenses to average daily net assets(c)	0.70	%*	0.65%	0.61%	0.60%	0.60%	0.60	%(d)	0.75	%*	0.74	%*	0.85	%*	0.81%	0.74	%*
Net investment income (loss) to average daily net assets(a)	(0.49	)%*	1.54%	3.12%	2.88%	2.06%	1.38%		(0.55	)%*	1.16	%*	(0.63	)%*	1.30%	7.22	%*
Portfolio turnover rate	2	%**	20%	10%	18%	9%	7%		2	%**	20	%**	2	%**	20%	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.06	%*	0.11%	0.15%	0.15%	0.16%	0.16%		0.06	%*	0.08	%*	0.06	%*	0.10%	0.15	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (f)	$0.01	$0.02		$—		$—		$—		$—	$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(e)	Ratios include indirect fees waived or borne by GMO.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	115

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021	2020	2019	2018		2017
Net asset value, beginning of period	$19.48		$18.88	$19.56	$20.91	$18.95		$17.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.52	0.72	0.58	0.46		0.43
Net realized and unrealized gain (loss)	0.04		0.71	(0.59)	(1.21)	2.10		2.01

Total from investment operations	0.39		1.23	0.13	(0.63)	2.56		2.44

Less distributions to shareholders:
From net investment income	(0.05)		(0.63)	(0.81)	(0.72)	(0.60)		(0.49)

Total distributions	(0.05)		(0.63)	(0.81)	(0.72)	(0.60)		(0.49)

Net asset value, end of period	$19.82		$19.48	$18.88	$19.56	$20.91		$18.95

Total Return(b)	1.99	%**	6.64%	0.41%	(2.80)%	13.59%		14.52%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,043,647		$2,158,496	$2,583,930	$3,165,731	$4,486,489		$4,394,260
Net operating expenses to average daily net assets(c)	0.03	%*	0.04%	0.02%	0.02%	0.02%		0.01%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.31	%*	0.08%	0.03%	0.04%	0.00	%(d)	0.00	%(d)
Total net expenses to average daily net assets(c)	0.34	%*	0.12%	0.05%	0.06%	0.02%		0.01%
Net investment income (loss) to average daily net assets(a)	3.45	%*	2.86%	3.64%	2.92%	2.29%		2.37%
Portfolio turnover rate(f)	57	%**	145%	50%	59%	78%		83%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.05%	0.04%	0.03%	0.03%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (g)	$0.01		$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 61%, 151%, 52%, 59%, 81% and 86%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

116	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares												Class R6 Shares						Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period from September 30, 2019 (commencement of operations) through February 29, 2020		Six Months Ended August 31, 2021 (Unaudited)		Period from January 6, 2021 (commencement of operations) through February 28, 2021
			2021		2020		2019		2018		2017(a)
Net asset value, beginning of period	$34.92		$31.50		$31.47		$33.31		$30.48		$27.60		$34.93		$31.50		$32.56		$34.92		$34.71

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.22		0.88		1.08		1.02		0.73		0.61		0.08		0.93		0.86		0.18		(0.01)
Net realized and unrealized gain (loss)	1.64		3.91		0.29		(1.74)		2.93		3.00		1.75		3.87		(0.71)		1.67		0.22

Total from investment operations	1.86		4.79		1.37		(0.72)		3.66		3.61		1.83		4.80		0.15		1.85		0.21

Less distributions to shareholders:
From net investment income	(0.25)		(1.37)		(1.34)		(1.12)		(0.83)		(0.73)		(0.25)		(1.37)		(1.21)		(0.24)		—
From net realized gains	—		—		—		—		—		—		—		—		—		—		—

Total distributions	(0.25)		(1.37)		(1.34)		(1.12)		(0.83)		(0.73)		(0.25)		(1.37)		(1.21)		(0.24)		—

Net asset value, end of period	$36.53		$34.92		$31.50		$31.47		$33.31		$30.48		$36.51		$34.93		$31.50		$36.53		$34.92

Total Return(c)	5.34	%**	15.39%		4.12%		(1.96)%		12.04%		13.21%		5.25	%**	15.42%		0.22	%**	5.29	%**	0.61	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$608,881		$692,580		$1,539,522		$1,909,728		$2,475,605		$2,423,945		$31,935		$183,052		$17,888		$13,513		$20,497
Net operating expenses to average daily net assets(d)	0.01	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.01	%*	0.01%		0.00	%(e)	0.11%		0.11%
Net investment income (loss) to average daily net assets(b)	1.18	%*	2.78%		3.32%		3.17%		2.24%		2.06%		0.47	%*	2.78%		6.23	%*	1.00	%*	(0.10	)%*
Portfolio turnover rate	13	%(f)**	30	%(f)	27	%(f)	21	%(f)	20	%(f)	19	%(f)	13	%(f)**	30	%(f)	27	%(f)**	13	%(f)**	30	%(f)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.01%		0.01%		0.01%		0.01%		0.01%		0.02	%*	0.02%		0.01	%*	0.03	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.00	(g)	$0.01		$0.02		$—		$—		$—		$—		$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 16%, 41%, 28%, 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized
**	Not annualized.

See accompanying notes to the financial statements.	117

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.79		$20.87	$21.20	$22.88	$19.60	$17.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30		0.75	0.25	0.57	0.42	0.52
Net realized and unrealized gain (loss)	2.72		5.12	0.42	(1.67)	3.55	2.87

Total from investment operations	3.02		5.87	0.67	(1.10)	3.97	3.39

Less distributions to shareholders:
From net investment income	(0.06)		(0.95)	(0.74)	(0.58)	(0.69)	(0.55)
From net realized gains	(0.24)		—	(0.26)	—	—	(0.64)

Total distributions	(0.30)		(0.95)	(1.00)	(0.58)	(0.69)	(1.19)

Net asset value, end of period	$28.51		$25.79	$20.87	$21.20	$22.88	$19.60

Total Return(b)	11.72	%**	28.41%	2.87%	(4.58)%	20.39%	20.03%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,469		$88,154	$73,383	$447,874	$469,283	$992,260
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.12	%*	3.39%	1.16%	2.62%	1.99%	2.78%
Portfolio turnover rate	1	%**	25%	21%	6%	5%	29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.06%	0.03%	0.02%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (e)	$0.02	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

118	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares												Class R6 Shares				Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2021 (Unaudited)		Period from July 15, 2020 (commencement of operations) through February 28, 2021		Six Months Ended August 31, 2021 (Unaudited)		Period from August 17, 2020 (commencement of operations) through February 28, 2021 (Unaudited)
			2021		2020		2019		2018		2017(a)
Net asset value, beginning of period	$29.91		$24.37		$24.63		$26.86		$22.84		$19.71		$29.91		$25.19		$29.91		$26.14

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.30		0.88		0.83		0.65		0.68		0.57		0.30		0.81		0.29		0.90
Net realized and unrealized gain (loss)	2.53		5.75		(0.16)		(2.18)		4.11		3.67		2.54		4.96		2.52		3.91

Total from investment operations	2.83		6.63		0.67		(1.53)		4.79		4.24		2.84		5.77		2.81		4.81

Less distributions to shareholders:
From net investment income	(0.04)		(1.09)		(0.93)		(0.70)		(0.77)		(0.70)		(0.04)		(1.05)		(0.03)		(1.04)
From net realized gains	—		—		—		—		—		(0.41)		—		—		—		—

Total distributions	(0.04)		(1.09)		(0.93)		(0.70)		(0.77)		(1.11)		(0.04)		(1.05)		(0.03)		(1.04)

Net asset value, end of period	$32.70		$29.91		$24.37		$24.63		$26.86		$22.84		$32.71		$29.91		$32.69		$29.91

Total Return(c)	9.46	%**	27.51%		2.36%		(5.43)%		21.06%		21.93%		9.49	%**	23.14	%**	9.39	%**	18.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,699,029		$1,638,868		$1,456,064		$1,637,744		$2,328,921		$2,206,818		$7,505		$6,781		$2,628		$2,233
Net expenses to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)*	0.00	%(e)*	0.10	%*	0.10	%*
Net investment income (loss) to average daily net assets(b)	1.85	%*	3.44%		3.26%		2.56%		2.67%		2.63%		1.87	%*	4.70	%*	1.79	%*	5.95	%*
Portfolio turnover rate	7	%**	20%		20%		11%		14%		27%		7	%**	20	%**	7	%**	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%		0.01	%*	0.01	%*	0.01	%*	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.00	(f)	$0.01		$0.02	(a)	$—		$—		$—		$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	119

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.70		$12.74		$13.22		$14.09		$13.06		$11.80

Income (loss) from investment operations:
Net investment income (loss)†	0.23	(a)	0.35	(a)	0.49	(a)	0.40		0.33		0.27
Net realized and unrealized gain (loss)	0.03		(0.11)		(0.43)		(0.69)		1.11		1.24

Total from investment operations	0.26		0.24		0.06		(0.29)		1.44		1.51

Less distributions to shareholders:(b)
From net investment income	—		(0.28)		(0.54)		(0.58)		(0.41)		(0.25)

Total distributions	—		(0.28)		(0.54)		(0.58)		(0.41)		(0.25)

Net asset value, end of period	$12.96		$12.70		$12.74		$13.22		$14.09		$13.06

Total Return(c)	2.05	%*	1.95%		0.25%		(1.88)%		11.12%		12.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,567,642		$5,970,367		$7,114,306		$8,965,578		$11,505,699		$11,226,684
Net operating expenses to average daily net assets	0.00	%(d)(e)*	0.01	%(e)	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses to average daily net assets(f)	0.40	%*	0.15%		0.06%		0.10%		0.04%		0.05%
Total net expenses to average daily net assets	0.40	%(e)*	0.16	%(e)	0.06	%(e)	0.10%		0.04%		0.05%
Net investment income (loss) to average daily net assets	3.43	%(a)*	2.89	%(a)	3.65	%(a)	2.95%		2.44%		2.11%
Portfolio turnover rate	89	%**	189	%(g)	97	%(g)	112%		146%		142%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(h)*	0.06	%(h)	0.05	%(h)	0.04%		0.04%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.00	(i)	$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Distributions to shareholders were not required to be made for periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Ratio is less than 0.01%.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 92%, 196% and 100% , respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
(i)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

120	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares							Class R6 Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2021 (Unaudited)		Period from January 22, 2021 (commencement of operations) through February 28, 2021
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.95		$14.52	$14.75	$17.32	$14.72	$13.05	$16.95		$17.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.61	0.49	0.51	0.53	0.45	0.31		(0.00	)(e)
Net realized and unrealized gain (loss)	1.24		2.56	(0.12)	(2.56)	2.61	1.79	1.24		(0.13)

Total from investment operations	1.55		3.17	0.37	(2.05)	3.14	2.24	1.55		(0.13)

Less distributions to shareholders:
From net investment income	(0.02)		(0.74)	(0.60)	(0.52)	(0.54)	(0.57)	(0.02)		—
From net realized gains	(0.02)		0.00	0.00	0.00	0.00	0.00	(0.02)		—

Total distributions	(0.04)		(0.74)	(0.60)	(0.52)	(0.54)	(0.57)	(0.04)		—

Net asset value, end of period	$18.46		$16.95	$14.52	$14.75	$17.32	$14.72	$18.46		$16.95

Total Return(b)	9.14	%**	22.02%	2.14%	(11.57)%	21.41%	17.37%	9.14	%**	(0.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,025		$217,129	$297,463	$572,830	$664,867	$601,792	$9,209		$8,254
Net expenses to average daily net assets(c)(d)(e)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*	0.01	%*
Net investment income (loss) to average daily net assets(a)	3.38	%*	4.20%	3.25%	3.25%	3.20%	3.14%	3.38	%*	(0.01	)%*
Portfolio turnover rate	3	%**	17%	11%	8%	5%	10%	3	%**	17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.03%	0.02%	0.02%	0.01%	0.01%	0.05	%*	0.05	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (e)	$0.00 (e)	$0.01	$—		$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	121

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares							Class R6 Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Period from August 30, 2019 (commencement of operations) through February 29, 2020
			2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$32.31		$27.45	$28.09	$32.62	$27.49	$23.40	$32.30		$27.44	$27.07

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.42		1.24	1.02	0.91	0.93	0.84	0.43		1.29	1.14
Net realized and unrealized gain (loss)	1.66		4.91	(0.46)	(4.47)	5.19	4.15	1.65		4.86	0.33

Total from investment operations	2.08		6.15	0.56	(3.56)	6.12	4.99	2.08		6.15	1.47

Less distributions to shareholders:
From net investment income	(0.10)		(1.29)	(1.20)	(0.97)	(0.99)	(0.90)	(0.10)		(1.29)	(1.10)
From net realized gains	—		—	—	—	—	—	—		—	—

Total distributions	(0.10)		(1.29)	(1.20)	(0.97)	(0.99)	(0.90)	(0.10)		(1.29)	(1.10)

Net asset value, end of period	$34.29		$32.31	$27.45	$28.09	$32.62	$27.49	$34.28		$32.30	$27.44

Total Return(c)	6.44	%**	22.67%	1.62%	(10.69)%	22.38%	21.57%	6.44	%**	22.68%	5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$570,868		$598,701	$646,622	$929,967	$1,151,327	$1,085,803	$272,576		$262,853	$210,223
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(b)	2.45	%*	4.40%	3.55%	3.09%	3.00%	3.20%	2.49	%*	4.56%	7.83	%*
Portfolio turnover rate	5	%**	16%	7%	8%	12%	7%	5	%**	16%	7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%	0.01%	0.01%	0.01%	0.01%	0.02	%*	0.02%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (f)	$0.02	$0.02	$—		$—	$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

122	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021	2020	2019		2018		2017				2021	2020	2019		2018		2017
Net asset value, beginning of period	$32.07		$31.13	$32.17	$31.87		$32.68		$33.25		$32.03		$31.07	$32.11	$31.78		$32.57		$33.26

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.12)		(0.09)	0.27	0.31		0.24		(0.21)		(0.11)		(0.06)	0.25	0.33		0.05		(0.16)
Net realized and unrealized gain (loss)	(0.28)		1.81	(0.83)	0.11	(b)	0.23		1.87		(0.27)		1.80	(0.77)	0.13	(b)	0.44		1.85

Total from investment operations	(0.40)		1.72	(0.56)	0.42		0.47		1.66		(0.38)		1.74	(0.52)	0.46		0.49		1.69

Less distributions to shareholders:
From net investment income	(0.71)		(0.03)	(0.48)	(0.12)		—		(1.01)		(0.73)		(0.03)	(0.52)	(0.13)		—		(1.16)
From net realized gains	(1.17)		(0.75)	—	—		(1.28)		(1.22)		(1.17)		(0.75)	—	—		(1.28)		(1.22)

Total distributions	(1.88)		(0.78)	(0.48)	(0.12)		(1.28)		(2.23)		(1.90)		(0.78)	(0.52)	(0.13)		(1.28)		(2.38)

Net asset value, end of period	$29.79		$32.07	$31.13	$32.17		$31.87		$32.68		$29.75		$32.03	$31.07	$32.11		$31.78		$32.57

Total Return(c)	(1.25	)%**	5.48%	(1.74)%	1.32%		1.44%		5.12%		(1.20	)%**	5.56%	(1.65)%	1.47%		1.50%		5.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,592		$30,126	$18,527	$45,409		$26,630		$6,117		$260,580		$314,087	$831,870	$1,161,238		$1,843,748		$1,446,445
Net expenses to average daily net assets(d)	1.01	%*	1.01%	1.01%	1.00%		1.00%		1.00%		0.91	%*	0.91%	0.91%	0.91%		0.91%		0.91%
Net investment income (loss) to average daily net assets(a)	(0.78	)%*	(0.27)%	0.85%	0.97%		0.75%		(0.61)%		(0.68	)%*	(0.17)%	0.79%	1.04%		0.16%		(0.47)%
Portfolio turnover rate	52	%**	76%	46%	49	%(e)	106	%(e)	15	%(e)	52	%**	76%	46%	49	%(e)	106	%(e)	15	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.07%	0.05%	0.04%		0.03%		0.04%		0.08	%*	0.07%	0.04%	0.04%		0.03%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018, and February 28, 2017, including transactions in USTF, was 75%, 51%,and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	123

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2021 (Unaudited)		Period from September 23, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$32.06		$32.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.14)		(0.04)
Net realized and unrealized gain (loss)	(0.28)		0.48

Total from investment operations	(0.42)		0.44

Less distributions to shareholders:
From net investment income	(0.72)		—
From net realized gains	(1.17)		(0.75)

Total distributions	(1.89)		(0.75)

Net asset value, end of period	$29.75		$32.06

Total Return(b)	(1.30	)%**	1.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,561		$13,842
Net expenses to average daily net assets(c)	1.11	%*	1.11	%*
Net investment income (loss) to average daily net assets(a)	(0.89	)%*	(0.28	)%*
Portfolio turnover rate	52	%**	76	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*	0.14	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

124	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28/29,
			2021	2020	2019	2018		2017
Net asset value, beginning of period	$21.56		$18.98	$19.48	$22.08	$19.76		$17.43

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.54	0.67	0.62	0.58		0.51
Net realized and unrealized gain (loss)	1.24		2.93	(0.11)	(1.45)	2.39		2.36

Total from investment operations	1.45		3.47	0.56	(0.83)	2.97		2.87

Less distributions to shareholders:
From net investment income	(0.05)		(0.71)	(0.77)	(0.67)	(0.63)		(0.53)
From net realized gains	(0.25)		(0.18)	(0.29)	(1.10)	(0.02)		(0.01)

Total distributions	(0.30)		(0.89)	(1.06)	(1.77)	(0.65)		(0.54)

Net asset value, end of period	$22.71		$21.56	$18.98	$19.48	$22.08		$19.76

Total Return(b)	6.71	%**	18.66%	2.57%	(3.45)%	15.10%		16.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,322		$579,796	$773,438	$915,148	$1,302,441		$2,016,999
Net operating expenses to average daily net assets(c)	0.01	%*	0.01%	0.01%	0.01%	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.30	%*	0.07%	0.03%	0.03%	—		—
Total net expenses to average daily net assets(c)	0.31	%*	0.08%	0.04%	0.04%	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.81	%*	2.85%	3.35%	3.01%	2.73%		2.69%
Portfolio turnover rate(f)	37	%**	61%	36%	35%	20%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.07%	0.03%	0.03%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$0.00 (g)	$0.02		$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2021, and the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018, and February 28, 2017, including transactions in USTF, was 51%, 80%, 41%, 38%, 25%,and 39%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	125

GMO Trust Funds

Notes to Financial Statements

August 31, 2021 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark

Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and

126

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2021, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

127

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August 31, 2021 (Unaudited)

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,250,098	$—	$3,250,098
Belgium	—	792,610	—	792,610
Canada	6,771,965	—	—	6,771,965
China	376,080	3,100,452	440,319	3,916,851
Denmark	—	1,168,104	—	1,168,104
Finland	—	449,249	—	449,249
France	—	1,343,632	—	1,343,632
Germany	—	8,198,040	—	8,198,040

128

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Hong Kong	$—	$946,856	$—	$946,856
India	—	684,551	—	684,551
Israel	715,050	—	—	715,050
Italy	—	1,191,567	—	1,191,567
Japan	—	7,205,001	—	7,205,001
Malaysia	—	28,961	—	28,961
Netherlands	442,244	1,821,734	—	2,263,978
New Zealand	—	256,026	—	256,026
South Africa	—	334,529	—	334,529
South Korea	—	48,647	—	48,647
Spain	—	1,108,372	—	1,108,372
Sweden	—	348,339	—	348,339
Switzerland	—	383,993	—	383,993
Taiwan	—	137,355	—	137,355
United Kingdom	4,779	5,013,888	—	5,018,667
United States	176,669,930	—	—	176,669,930

TOTAL COMMON STOCKS	184,980,048	37,812,004	440,319	223,232,371

Preferred Stocks
Germany	—	231,145	—	231,145

TOTAL PREFERRED STOCKS	—	231,145	—	231,145

Rights/Warrants
United States	—	—	263,451	263,451

TOTAL RIGHTS/WARRANTS	—	—	263,451	263,451

Investment Funds
United States	—	—	5,040,035	5,040,035

TOTAL INVESTMENT FUNDS	—	—	5,040,035	5,040,035

Debt Obligations
United States	57,270,249	24,203,359	—	81,473,608

TOTAL DEBT OBLIGATIONS	57,270,249	24,203,359	—	81,473,608

Mutual Funds
United States	12,573,638	—	—	12,573,638

TOTAL MUTUAL FUNDS	12,573,638	—	—	12,573,638

Short-Term Investments	1,140,056	200,882	—	1,340,938
Purchased Options	169,275	—	—	169,275

Total Investments	256,133,266	62,447,390	5,743,805	324,324,461

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,856,370	—	1,856,370
Futures Contracts
Equity Risk	905,244	51,567	—	956,811
Interest Rate Risk	280,284	—	—	280,284
Swap Contracts
Credit Risk	—	3,177,395	—	3,177,395
Equity Risk	—	28,034	—	28,034
Interest Rate Risk	—	2,140,735	—	2,140,735

Total	$257,318,794	$69,701,491	$5,743,805	$332,764,090

129

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,807,479)	$—	$(1,807,479)
Austria	—	(583,425)	—	(583,425)
Belgium	—	(64,710)	—	(64,710)
Canada	(2,417,935)	—	—	(2,417,935)
Denmark	—	(220,781)	—	(220,781)
France	—	(2,271,786)	—	(2,271,786)
Germany	—	(2,693,068)	—	(2,693,068)
Israel	(501,060)	—	—	(501,060)
Italy	—	(1,550,117)	—	(1,550,117)
Japan	—	(7,162,786)	—	(7,162,786)
Netherlands	—	(1,075,733)	—	(1,075,733)
New Zealand	—	(112,373)	—	(112,373)
Norway	—	(136,161)	—	(136,161)
Singapore	—	(484,326)	—	(484,326)
Spain	—	(1,384,002)	—	(1,384,002)
Sweden	—	(730,886)	—	(730,886)
Switzerland	—	(1,112,429)	—	(1,112,429)
United Kingdom	—	(4,675,125)	—	(4,675,125)
United States	(121,975,326)	—	—	(121,975,326)

TOTAL COMMON STOCKS	(124,894,321)	(26,065,187)	—	(150,959,508)

Preferred Stocks
Germany	—	(428,887)	—	(428,887)

TOTAL PREFERRED STOCKS	—	(428,887)	—	(428,887)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,261,505)	—	(2,261,505)
Futures Contracts
Equity Risk	(2,173,017)	(404,482)	—	(2,577,499)
Interest Rate Risk	(325,422)	—	—	(325,422)
Written Options
Credit Risk	—	(31,307)	—	(31,307)
Equity Risk	(57,370)	—	—	(57,370)
Swap Contracts
Credit Risk	—	(1,862,013)	—	(1,862,013)
Equity Risk	—	(446,817)	—	(446,817)
Interest Rate Risk	—	(1,762,322)	—	(1,762,322)

Total	$(127,450,130)	$(33,262,520)	$—	$(160,712,650)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$6,106,577,259	$—	$—	$6,106,577,259
Short-Term Investments	4,706,724	—	—	4,706,724

Total Investments	6,111,283,983	—	—	6,111,283,983

Total	$6,111,283,983	$—	$—	$6,111,283,983

130

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$311,034	$—	$—		$311,034
Australia	—	30,086,679	—		30,086,679
Austria	—	148,504	—		148,504
Belgium	—	10,240,258	—		10,240,258
Brazil	9,151,456	20,194,232	—		29,345,688
Canada	26,997,272	—	—		26,997,272
Chile	—	827,136	—		827,136
China	17,752,411	225,205,818	2,227,882		245,186,111
Czech Republic	—	878,790	—		878,790
Denmark	—	8,659,846	—		8,659,846
Egypt	—	142,652	—		142,652
Finland	—	6,925,001	—		6,925,001
France	—	34,199,003	—		34,199,003
Germany	—	29,181,856	—		29,181,856
Greece	—	116,414	0	§	116,414
Hong Kong	—	15,983,945	—		15,983,945
Hungary	—	706,946	—		706,946
India	1,765,161	49,891,813	—		51,656,974
Indonesia	—	7,778,688	—		7,778,688
Ireland	1,238,781	8,735,631	—		9,974,412
Israel	5,017,025	1,552,170	—		6,569,195
Italy	245,701	22,035,446	—		22,281,147
Japan	—	275,261,484	—		275,261,484
Kuwait	—	4,512,229	—		4,512,229
Luxembourg	402,412	—	—		402,412
Malaysia	—	1,129,286	—		1,129,286
Mexico	23,251,491	—	—		23,251,491
Netherlands	2,971,543	30,069,604	—		33,041,147
New Zealand	—	1,998,019	—		1,998,019
Norway	—	9,916,454	—		9,916,454
Pakistan	—	921,617	—		921,617
Peru	809,480	—	—		809,480
Philippines	—	703,202	—		703,202
Poland	—	8,624,985	—		8,624,985
Portugal	—	7,985,098	—		7,985,098
Qatar	—	1,298,837	—		1,298,837
Russia	733,172	73,958,504	638,469		75,330,145
Singapore	—	12,775,499	—		12,775,499
South Africa	—	23,005,578	—		23,005,578
South Korea	2,232,452	66,285,804	—		68,518,256
Spain	—	26,173,598	—		26,173,598
Sweden	—	3,838,015	—		3,838,015
Switzerland	—	9,478,587	—		9,478,587
Taiwan	10,116	101,254,931	—		101,265,047
Thailand	—	4,259,945	—		4,259,945
Turkey	—	11,147,335	—		11,147,335
United Arab Emirates	—	908,666	—		908,666
United Kingdom	3,427,979	79,711,143	—		83,139,122
United States	263,717,044	—	—		263,717,044
Vietnam	—	521,095	—		521,095

TOTAL COMMON STOCKS	360,034,530	1,229,230,343	2,866,351		1,592,131,224

131

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$137,681	$6,155,109	$—	$6,292,790
Colombia	121,780	—	—	121,780
Germany	—	4,339,528	—	4,339,528
Russia	—	5,088,323	—	5,088,323
South Korea	—	6,372,520	—	6,372,520
Taiwan	—	94,806	—	94,806

TOTAL PREFERRED STOCKS	259,461	22,050,286	—	22,309,747

Investment Funds
United States	1,115,871	—	—	1,115,871

TOTAL INVESTMENT FUNDS	1,115,871	—	—	1,115,871

Debt Obligations
United States	166,344,329	298,964	—	166,643,293

TOTAL DEBT OBLIGATIONS	166,344,329	298,964	—	166,643,293

Mutual Funds
United States	326,728,838	—	—	326,728,838

TOTAL MUTUAL FUNDS	326,728,838	—	—	326,728,838

Short-Term Investments	4,187,688	—	—	4,187,688

Total Investments	858,670,717	1,251,579,593	2,866,351	2,113,116,661

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,246,988	—	1,246,988
Swap Contracts
Equity Risk	—	208,938	—	208,938
Interest Rate Risk	—	1,549,976	—	1,549,976

Total	$858,670,717	$1,254,585,495	$2,866,351	$2,116,122,563

Liability Valuation Inputs
Common Stocks
Australia	$—	$(12,371,393)	$—	$(12,371,393)
Austria	—	(3,642,410)	—	(3,642,410)
Belgium	—	(371,108)	—	(371,108)
Canada	(805,179)	—	—	(805,179)
Denmark	—	(1,664,286)	—	(1,664,286)
France	—	(16,619,413)	—	(16,619,413)
Germany	—	(17,803,486)	—	(17,803,486)
Israel	(3,273,960)	—	—	(3,273,960)
Italy	—	(10,723,353)	—	(10,723,353)
Japan	—	(49,514,735)	—	(49,514,735)
Netherlands	—	(7,501,538)	—	(7,501,538)
New Zealand	—	(849,765)	—	(849,765)
Norway	—	(916,070)	—	(916,070)
Russia	—	(138,570)	—	(138,570)
Singapore	—	(3,464,797)	—	(3,464,797)
Spain	—	(9,615,195)	—	(9,615,195)
Sweden	—	(5,053,049)	—	(5,053,049)
Switzerland	—	(7,705,698)	—	(7,705,698)
United Kingdom	—	(32,389,218)	—	(32,389,218)
United States	(225,102,298)	—	—	(225,102,298)

TOTAL COMMON STOCKS	(229,181,437)	(180,344,084)	—	(409,525,521)

132

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$(3,166,912)	$—	$(3,166,912)

TOTAL PREFERRED STOCKS	—	(3,166,912)	—	(3,166,912)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,760,492)	—	(1,760,492)
Futures Contracts
Equity Risk	(14,458,707)	(1,141,446)	—	(15,600,153)
Swap Contracts
Equity Risk	—	(1,068,222)	—	(1,068,222)
Interest Rate Risk	—	(1,294,933)	—	(1,294,933)

Total	$(243,640,144)	$(188,776,089)	$—	$(432,416,233)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$653,752,855	$—	$—	$653,752,855
Debt Obligations
Asset-Backed Securities	—	19,917	—	19,917

TOTAL DEBT OBLIGATIONS	—	19,917	—	19,917

Short-Term Investments	404,409	—	—	404,409

Total Investments	654,157,264	19,917	—	654,177,181

Total	$654,157,264	$19,917	$—	$654,177,181

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$98,440,630	$—	$—	$98,440,630
Short-Term Investments	59,647	—	—	59,647

Total Investments	98,500,277	—	—	98,500,277

Total	$98,500,277	$—	$—	$98,500,277

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,708,590,350	$—	$—	$1,708,590,350
Short-Term Investments	659,761	—	—	659,761

Total Investments	1,709,250,111	—	—	1,709,250,111

Total	$1,709,250,111	$—	$—	$1,709,250,111

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$901,956	$—	$—	$901,956
Australia	—	76,900,269	—	76,900,269
Austria	—	220,433	—	220,433
Belgium	—	25,621,299	—	25,621,299
Brazil	20,744,478	50,346,727	—	71,091,205
Canada	89,759,182	—	—	89,759,182
Chile	—	1,646,875	—	1,646,875

133

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August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
China	$40,697,698	$564,458,566	$6,764,431	$611,920,695
Czech Republic	—	2,052,635	—	2,052,635
Denmark	—	23,440,683	—	23,440,683
Egypt	—	404,879	—	404,879
Finland	—	17,655,077	—	17,655,077
France	—	78,647,083	—	78,647,083
Germany	—	94,323,347	—	94,323,347
Greece	—	268,480	—	268,480
Hong Kong	—	39,959,523	—	39,959,523
Hungary	—	1,115,677	—	1,115,677
India	6,648,515	124,106,225	—	130,754,740
Indonesia	—	23,773,903	—	23,773,903
Ireland	2,862,973	19,340,981	—	22,203,954
Israel	13,277,563	2,668,023	—	15,945,586
Italy	364,429	52,571,540	—	52,935,969
Japan	—	686,039,114	—	686,039,114
Kuwait	—	12,339,761	—	12,339,761
Luxembourg	842,890	—	—	842,890
Malaysia	—	2,347,546	—	2,347,546
Mexico	60,656,382	—	—	60,656,382
Netherlands	8,256,701	71,579,447	195	79,836,343
New Zealand	—	4,765,790	—	4,765,790
Norway	—	21,532,232	—	21,532,232
Pakistan	—	4,190,473	—	4,190,473
Peru	1,191,279	—	—	1,191,279
Philippines	—	3,849,799	—	3,849,799
Poland	—	21,961,080	—	21,961,080
Portugal	—	17,482,329	—	17,482,329
Qatar	—	8,059,808	—	8,059,808
Russia	2,209,773	192,654,993	2,004,028	196,868,794
Singapore	—	28,367,230	—	28,367,230
South Africa	—	58,355,293	—	58,355,293
South Korea	4,706,139	158,115,424	—	162,821,563
Spain	—	61,634,688	—	61,634,688
Sweden	—	8,852,710	—	8,852,710
Switzerland	64,673	21,231,105	—	21,295,778
Taiwan	7,455,976	252,027,463	—	259,483,439
Thailand	—	8,316,921	—	8,316,921
Turkey	—	26,673,825	—	26,673,825
United Arab Emirates	—	1,418,442	—	1,418,442
United Kingdom	8,120,918	195,572,560	—	203,693,478
United States	1,333,578,859	—	12,742,231	1,346,321,090
Vietnam	—	1,229,202	—	1,229,202

TOTAL COMMON STOCKS	1,602,340,384	3,068,119,460	21,510,885	4,691,970,729

Preferred Stocks
Brazil	347,881	11,846,649	—	12,194,530
Colombia	471,540	—	—	471,540
Germany	—	9,375,219	—	9,375,219
Russia	—	15,269,918	—	15,269,918
South Korea	—	25,680,738	—	25,680,738
Taiwan	—	837,400	—	837,400
United States	—	—	884,190	884,190

TOTAL PREFERRED STOCKS	819,421	63,009,924	884,190	64,713,535

134

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
United States	$—	$—	$983,025	$983,025

TOTAL RIGHTS/WARRANTS	—	—	983,025	983,025

Investment Funds
United States	6,528,592	—	21,898,163	28,426,755

TOTAL INVESTMENT FUNDS	6,528,592	—	21,898,163	28,426,755

Debt Obligations
Brazil	—	2,259,707	—	2,259,707
Canada	—	1,963,867	—	1,963,867
Israel	—	6,098,197	—	6,098,197
Luxembourg	—	—	2,450,775	2,450,775
Netherlands	—	—	118,091	118,091
United States	482,814,963	157,002,785	24,655,794	664,473,542

TOTAL DEBT OBLIGATIONS	482,814,963	167,324,556	27,224,660	677,364,179

Mutual Funds
United States	11,596,552	—	—	11,596,552

TOTAL MUTUAL FUNDS	11,596,552	—	—	11,596,552

Short-Term Investments	40,021,039	49,922	—	40,070,961
Purchased Options	734,865	—	—	734,865

Total Investments	2,144,855,816	3,298,503,862	72,500,923	5,515,860,601

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	8,043,594	—	8,043,594
Futures Contracts
Equity Risk	1,246,798	194,003	—	1,440,801
Interest Rate Risk	1,131,283	—	—	1,131,283
Physical Commodity Contract Risk	339,246	—	—	339,246
Swap Contracts
Equity Risk	—	835,139	—	835,139
Interest Rate Risk	—	9,446,967	—	9,446,967

Total	$2,147,573,143	$3,317,023,565	$72,500,923	$5,537,097,631

Liability Valuation Inputs
Common Stocks
Australia	$—	$(33,363,980)	$—	$(33,363,980)
Austria	—	(10,912,769)	—	(10,912,769)
Belgium	—	(951,192)	—	(951,192)
Canada	(11,964,927)	—	—	(11,964,927)
Denmark	—	(4,112,264)	—	(4,112,264)
France	—	(42,720,100)	—	(42,720,100)
Germany	—	(49,955,941)	—	(49,955,941)
Israel	(8,918,868)	—	—	(8,918,868)
Italy	—	(28,458,253)	—	(28,458,253)
Japan	—	(130,548,076)	—	(130,548,076)
Netherlands	—	(19,984,508)	—	(19,984,508)
New Zealand	—	(2,088,301)	—	(2,088,301)
Norway	—	(2,526,754)	—	(2,526,754)
Russia	—	(348,769)	—	(348,769)
Singapore	—	(9,022,224)	—	(9,022,224)

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Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$(25,882,610)	$—	$(25,882,610)
Sweden	—	(13,629,505)	—	(13,629,505)
Switzerland	—	(20,416,422)	—	(20,416,422)
United Kingdom	(3,730)	(87,767,323)	—	(87,771,053)
United States	(981,193,916)	—	—	(981,193,916)

TOTAL COMMON STOCKS	(1,002,081,441)	(482,688,991)	—	(1,484,770,432)

Preferred Stocks
Germany	—	(7,987,445)	—	(7,987,445)

TOTAL PREFERRED STOCKS	—	(7,987,445)	—	(7,987,445)

Investment Funds
United States	(620,663)	—	—	(620,663)

TOTAL INVESTMENT FUNDS	(620,663)	—	—	(620,663)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(10,273,502)	—	(10,273,502)
Futures Contracts
Equity Risk	(31,207,973)	(3,942,474)	—	(35,150,447)
Interest Rate Risk	(1,306,803)	—	—	(1,306,803)
Physical Commodity Contract Risk	(1,713,484)	—	—	(1,713,484)
Swap Contracts
Credit Risk	—	(676,328)	—	(676,328)
Equity Risk	—	(3,247,140)	—	(3,247,140)
Interest Rate Risk	—	(7,892,296)	—	(7,892,296)

Total	$(1,036,930,364)	$(516,708,176)	$—	$(1,553,638,540)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$254,166,670	$—	$—	$254,166,670
Short-Term Investments	89,564	—	—	89,564

Total Investments	254,256,234	—	—	254,256,234

Total	$254,256,234	$—	$—	$254,256,234

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$843,176,712	$—	$—	$843,176,712
Short-Term Investments	321,937	—	—	321,937

Total Investments	843,498,649	—	—	843,498,649

Total	$843,498,649	$—	$—	$843,498,649

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$310,699,956	$—	$—	$310,699,956

TOTAL DEBT OBLIGATIONS	310,699,956	—	—	310,699,956

Short-Term Investments	7,377,942	575,502	—	7,953,444

Total Investments	318,077,898	575,502	—	318,653,400

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Description	Level 1	Level 2	Level 3		Total
Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,321,130	$—		$1,321,130
Futures Contracts
Equity Risk	4,759,592	144,282	—		4,903,874
Interest Rate Risk	777,354	—	—		777,354
Physical Commodity Contract Risk	239,168	—	—		239,168
Swap Contracts
Equity Risk	—	8,643	—		8,643

Total	$323,854,012	$2,049,557	$—		$325,903,569

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(506,562)	$—		$(506,562)
Futures Contracts
Equity Risk	(6,111,501)	(1,209,483)	—		(7,320,984)
Interest Rate Risk	(876,844)	—	—		(876,844)
Physical Commodity Contract Risk	(1,236,006)	—	—		(1,236,006)
Swap Contracts
Equity Risk	—	(516,113)	—		(516,113)

Total	$(8,224,351)	$(2,232,158)	$—		$(10,456,509)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,680,657	$—		$4,680,657
Belgium	—	1,627,270	—		1,627,270
Canada	3,654,638	—	—		3,654,638
China	474,284	4,025,095	460,840		4,960,219
Denmark	—	1,463,451	—		1,463,451
Finland	—	1,099,635	—		1,099,635
France	—	4,386,948	—		4,386,948
Germany	—	3,459,019	—		3,459,019
Hong Kong	—	2,402,253	—		2,402,253
India	—	1,491,609	—		1,491,609
Ireland	48,567	1,714,016	—		1,762,583
Israel	837,528	334,211	—		1,171,739
Italy	—	3,617,652	—		3,617,652
Japan	—	39,296,577	—		39,296,577
Malaysia	—	37,139	—		37,139
Malta	—	—	0	§	0 §
Mexico	949,271	—	—		949,271
Netherlands	512,335	4,516,481	—		5,028,816
New Zealand	—	321,558	—		321,558
Norway	—	1,839,842	—		1,839,842
Portugal	—	1,254,134	—		1,254,134
Russia	—	711,637	—		711,637
Singapore	—	1,524,597	—		1,524,597
South Africa	—	413,318	—		413,318
South Korea	—	61,741	—		61,741
Spain	—	3,942,909	—		3,942,909

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Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Sweden	$—	$678,976	$—	$678,976
Switzerland	—	581,043	—	581,043
Taiwan	—	415,319	—	415,319
United Kingdom	—	12,427,626	—	12,427,626
United States	45,992,830	—	—	45,992,830

TOTAL COMMON STOCKS	52,469,453	98,324,713	460,840	151,255,006

Preferred Stocks
Brazil	—	454,658	—	454,658
Germany	—	364,182	—	364,182

TOTAL PREFERRED STOCKS	—	818,840	—	818,840

Mutual Funds
United States	225,163,660	—	—	225,163,660

TOTAL MUTUAL FUNDS	225,163,660	—	—	225,163,660

Short-Term Investments	605,280	—	—	605,280

Total Investments	278,238,393	99,143,553	460,840	377,842,786

Derivatives^
Swap Contracts
Equity Risk	—	14,631	—	14,631

Total	$278,238,393	$99,158,184	$460,840	$377,857,417

Liability Valuation Inputs
Common Stocks
Australia	$—	$(2,096,802)	$—	$(2,096,802)
Austria	—	(645,755)	—	(645,755)
Belgium	—	(65,065)	—	(65,065)
Canada	(130,191)	—	—	(130,191)
Denmark	—	(270,908)	—	(270,908)
France	—	(2,698,486)	—	(2,698,486)
Germany	—	(3,198,038)	—	(3,198,038)
Israel	(579,064)	—	—	(579,064)
Italy	—	(1,851,333)	—	(1,851,333)
Japan	—	(8,294,896)	—	(8,294,896)
Netherlands	—	(1,268,331)	—	(1,268,331)
New Zealand	—	(138,033)	—	(138,033)
Norway	—	(164,597)	—	(164,597)
Russia	—	(27,078)	—	(27,078)
Singapore	—	(614,118)	—	(614,118)
Spain	—	(1,642,831)	—	(1,642,831)
Sweden	—	(820,093)	—	(820,093)
Switzerland	—	(1,331,874)	—	(1,331,874)
United Kingdom	—	(5,433,280)	—	(5,433,280)
United States	(38,055,434)	—	—	(38,055,434)

TOTAL COMMON STOCKS	(38,764,689)	(30,561,518)	—	(69,326,207)

Preferred Stocks
Germany	—	(547,473)	—	(547,473)

TOTAL PREFERRED STOCKS	—	(547,473)	—	(547,473)

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Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Swap Contracts
Equity Risk	$—	$(162,419)	$—	$(162,419)

Total	$(38,764,689)	$(31,271,410)	$—	$(70,036,099)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2021.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Implementation Fund’s Level 3 holdings also include three common stocks which are priced at the average of broker bids and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2021.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2021
Consolidated Alternative Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$440,319	‡	$—	$440,319	$—
Investment Funds
United States	10,681,155	4,344,956	(9,892,825)	—	849,312	(942,563)	—		—	5,040,035	(942,563)
Rights/Warrants
United States	146,362	13,648	—	—	—	103,441	—		—	263,451	103,441

Total Investments	$10,827,517	$4,358,604	$(9,892,825)	$—	$849,312	$(839,122)	$440,319		$—	$5,743,805	$(839,122)

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	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2021
Benchmark-Free Fund
Common Stocks
China	$11,049	$—	$—	$—	$—	$(11,049)	$2,227,882	‡	$—	$2,227,882	$—
Russia	—	666,851	—	—	—	(28,384)	2	‡	—	638,469	(28,384)

Total Investments	$11,049	$666,851	$—	$—	$—	$(39,433)	$2,227,884		$—	$2,866,351	$(28,384)

Consolidated Implementation Fund
Common Stocks
China	$38,211	$—	$—	$—	$—	$(38,211)	$6,764,431	‡	$—	$6,764,431	$—
Netherlands	199	—	—	—	—	(4)	—		—	195	(4)
Russia	—	2,093,111	—	—	—	(89,091)	8	‡	—	2,004,028	(89,091)
United States	13,767,769	1,868,694	(6,659,439)	—	228,311	3,536,896	—		—	12,742,231	4,346,016
Preferred Stocks
United States	881,040	38,000	(644,037)	—	588,037	21,150	—		—	884,190	21,150
Rights/Warrants
United States	737,648	28,602	—	—	—	216,775	—		—	983,025	216,775
Investment Funds
United States	22,494,300	23,120,431	(23,399,751)	—	—	(316,817)	—		—	21,898,163	(316,817)
Debt Obligations
Bank Loans
Jamaica	6,415,674	—	(6,479,715)	35,081	275,177	(246,217)	—		—	—	—
Luxembourg	2,478,466	2,542,992	(2,569,793)	537	5,931	(7,358)	—		—	2,450,775	3,075
United States	32,146,412	17,017,404	(21,340,335)	2,097,253	(8,870,946)	3,550,006	—		—	24,599,794	(383,987)
Corporate Debt
Netherlands	304,846	29,851	(189,715)	47,458	35,652	(110,001)	—		—	118,091	(110,001)
United States	—	42,000	—	950	—	13,050	—		—	56,000	13,050

Total Investments	$79,264,565	$46,781,085	$(61,282,785)#	$2,181,279	$(7,737,838)	$6,530,178	$6,764,439		$—	$72,500,923	$3,700,166

Strategic Opportunities Allocation Fund
Common Stocks
China	$—	$—	$—	$460,840	$—	$—	$—		$—	$460,840	$—

Total Investments	$—	$—	$—	$460,840	$—	$—	$—		$—	$460,840	$—

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $19,666,230 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2021 for Funds with material Level 3 investments.

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Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	440,319	Fair Value	Discount rate	20% (N/A)
Benchmark-Free Fund
Common Stock	2,227,882	Fair Value	Discount rate	20% (N/A)
Common Stock	638,469	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Consolidated Implementation Fund
Common Stock	8,905,987	Fair Value	Discount rate	20-30% (22.50%)
Common Stock	7,499,171	Fair Value	Most relevant broker quote	$0.005-$22.00 ($19.58)
Common Stock	1,071,511	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Debt Obligation	195	Fair Value	Expected payment	(N/A)
Strategic Opportunities Allocation Fund
Common Stock	460,840	Fair Value	Discount Rate	20% (N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2021, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund and Consolidated Implementation Fund was $5,303,486 and $55,024,059, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has

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no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this

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occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At August 31, 2021, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Benchmark-Free Fund	24,350,984	5,348,116	20,369,196	25,717,312
Consolidated Implementation Fund	64,871,709	11,494,916	55,691,241	67,186,157

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd. and Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2021, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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As of February 28, 2021, certain Funds elected to defer to March 1, 2021, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	(21,162,317)	—
Benchmark-Free Allocation Fund	(4,557,293)	(565,098)
Benchmark-Free Fund	(3,085,266)	(55,466,289)
Global Asset Allocation Fund	(125,045)	—
Global Developed Equity Allocation Fund	(662)	—
Global Equity Allocation Fund	(14,626)	—
Consolidated Implementation Fund	(30,905,794)	—
International Developed Equity Allocation Fund	(1,759)	—
International Equity Allocation Fund	(7,154)	(780,593)
Consolidated SGM Major Markets Fund	—	—
Strategic Opportunities Allocation Fund	—	—

As of February 28, 2021, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2021, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	—
Benchmark-Free Allocation Fund	(996,401)	(52,557,698)
Benchmark-Free Fund	(140,587,068)	(199,185,975)
Global Asset Allocation Fund	(3,820,536)	(205,298,377)
Global Developed Equity Allocation Fund	—	—
Global Equity Allocation Fund	—	(48,705,418)
Consolidated Implementation Fund	(697,632,617)	(413,359,841)
International Developed Equity Allocation Fund	—	(136,147,272)
International Equity Allocation Fund	—	(119,898,416)
Consolidated SGM Major Markets Fund	—	—
Strategic Opportunities Allocation Fund	—	—

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As of August 31, 2021, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	194,101,975	6,502,223	(27,668,132)	(21,165,909)	(2,209,794)
Benchmark-Free Allocation Fund	6,299,331,593	—	(188,047,610)	(188,047,610)	—
Benchmark-Free Fund	1,572,677,184	252,385,113	(124,638,069)	127,747,044	(16,720,301)
Global Asset Allocation Fund	640,401,401	32,034,227	(18,258,447)	13,775,780	—
Global Developed Equity Allocation Fund	82,529,258	15,971,019	—	15,971,019	—
Global Equity Allocation Fund	1,534,260,744	174,989,367	—	174,989,367	—
Consolidated Implementation Fund	3,982,572,537	583,737,796	(543,828,272)	39,909,524	(37,628,813)
International Developed Equity Allocation Fund	262,167,422	—	(7,911,188)	(7,911,188)	—
International Equity Allocation Fund	777,511,154	65,987,495	—	65,987,495	—
Consolidated SGM Major Markets Fund	384,575,361	94,116	(66,016,077)	(65,921,961)	(2,209,502)
Strategic Opportunities Allocation Fund	267,621,438	53,346,973	(12,999,305)	40,347,668	(147,788)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2021, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2021, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Benchmark-Free Allocation Fund	For the periods from June 30, 2016 to June 30, 2018 and June 30, 2015 to June 30, 2016, the premium on cash purchases and the fee on cash redemptions were each 0.20% and 0.18%, respectively, of the amount invested or redeemed.
Benchmark-Free Fund	For the periods from June 30, 2016 to June 30, 2018 and June 30, 2015 to June 30, 2016, the premium on cash purchases and the fee on cash redemptions were each 0.25% and 0.18%, respectively, of the amount invested or redeemed.
Global Asset Allocation Fund	For the periods from June 30, 2016 to June 30, 2018 and June 30, 2015 to June 30, 2016, the premium on cash purchases and the fee on cash redemptions were each 0.15% and 0.14%, respectively, of the amount invested or redeemed.
Global Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
Global Equity Allocation Fund	For the periods from June 30, 2016 to June 30, 2018 and June 30, 2015 to June 30, 2016, the premium on cash purchases and the fee on cash redemptions were each 0.18% and 0.19%, respectively, of the amount invested or redeemed.
Implementation Fund	For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.

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International Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
International Equity Allocation Fund	For the periods from June 30, 2016 to June 30, 2018 and June 30, 2015 to June 30, 2016, the premium on cash purchases and the fee on cash redemptions were each 0.25% and 0.27%, respectively, of the amount invested or redeemed.
Strategic Opportunities Allocation Fund	For the periods from June 30, 2016 to June 30, 2018 and June 30, 2015 to June 30, 2016, the premium on cash purchases and the fee on cash redemptions were each 0.20% and 0.14%, respectively, of the amount invested or redeemed.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Commodities Risk	X	X	X	X			X			X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Event-Driven Risk	X	X					X				X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X

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August 31, 2021 (Unaudited)

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets; therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that GMO’s view changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

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Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (commonly referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the failure of an issuer, guarantor, or obligor to meet its payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending on whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether the particular security has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending on whether the securities are supported by the full faith and credit of the United States, supported by the ability of the obligor to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is often greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments in U.S. bonds.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”

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A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate investment is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

Some Funds are permitted to lend their portfolio securities. A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, resulting among other things in the Fund’s ability to vote the securities or realize on its collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded in which a Fund receives income will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks (if any). If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may be able to do so only at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. The use of derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position

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transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the valuations generated by GMO’s pricing models are different from amounts the Funds realize when they close or sell a derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty.

OTC swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Since these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than those with respect to OTC derivatives (commonly referred to as “bilateral arrangements”), for example, by requiring that funds provide more margin for their cleared

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derivative positions. Also, as a general matter, in contrast to an OTC derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and an increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical OTC derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components will be executed successfully and others not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for OTC derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2021 or 2022. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which, once effective, will govern the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments above a specified amount apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A Fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the Funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until August 2022. Rule 18f-4 could have an adverse impact on a Fund’s performance and ability to implement its investment strategies as it has historically.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for OTC derivatives. The cost of derivatives transactions could increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. While

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these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may exercise the option only on its expiration date). If a Fund writes a call option and does not hold the underlying security, the Fund’s potential loss is unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. These limits can restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying securities, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• EVENT-DRIVEN RISK. While implementing an event-driven strategy, a Fund may purchase securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, acquisition, exchange offer, tender offer or other similar transaction (“event-driven transactions”). The purchase price paid by the Fund may substantially exceed the consideration received upon the closing of the transaction, resulting in losses to the Fund.

If a Fund utilizes an event-driven strategy and the transaction (such as a merger) later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage strategies) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed transaction can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings and general market declines.

Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with an event-driven strategy may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not

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actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

A Fund’s participation in event-driven transactions could result in tax inefficiencies.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets) or to sectors within a region, country or market have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. A Fund that invests in Underlying Funds (including underlying GMO Funds or its wholly-owned subsidiary) is exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the Underlying Funds or its wholly-owned subsidiary are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any), and the expenses of a wholly-owned subsidiary of an underlying fund, the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of those fees and expenses.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by those investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

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In October 2020, the SEC adopted regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, (i) the rescission of various SEC exemptive orders permitting investments in excess of the statutory limits (including the Trust’s exemptive order referred to above) and the withdrawal of related SEC staff no-action letters and (ii) the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4, which became effective on January 19, 2021, which permits the Funds to invest in other investment companies beyond the statutory limits, subject to various conditions. The rescission of the applicable exemptive orders and the withdrawal of the related no-action letters will be effective on January 19, 2022. After that date, an investment company will be subject to Rule 12d1-4 and other applicable rules under Section 12(d)(1). While the impact of these regulatory changes on the Funds is uncertain, the changes could reduce a Fund’s flexibility to make investments in other registered investment companies (including other Funds) and require a Fund to modify its investments.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts requires a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and as a result a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments and that could occur at disadvantageous times. A Fund also runs the risk of being unable to recover or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of an increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person and its affiliated entities may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it also may impose sanctions or restrictions. In addition, the CFTC recently adopted rules that, once effective, will expand materially the contracts subject to federal limits. As a result of those limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Neither the contracts nor the foreign exchanges of futures contracts traded on exchanges outside the United States are subject to regulation by the CFTC or other U.S. regulators. U.S. regulators lack the power to compel enforcement of the rules of those exchanges or the laws of the country where they are located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. futures contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices or at all. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or writing a put or closing a short position). If a Fund is unable to sell an illiquid asset, it could miss other investment opportunities, fail to meet redemption requests, or be unable to meet other cash needs. In addition, it may be required to sell other assets it would prefer to hold.

To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells an investment will be less than the price it was valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress, including the markets for securities in entire asset classes. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in

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fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without significantly changing their market value. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk of a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could significantly depress the market price of the securities being sold.

A Fund’s ability to use options in its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position. Moreover, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and separate accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and some of those separate accounts hold a substantial portion of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. In some cases, a redemption of a large number of shares could disrupt the Fund’s operations or force the Fund’s liquidation. Further, from time to time a Fund may trade in anticipation of a purchase order or redemption request that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income (if any). In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the

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time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because, in relying on GMO to achieve its investment objective, it runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value and also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be reduced by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing, corrupting, or preventing access to data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, interfere with the use of quantitative models, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. In addition, the global spread of COVID-19 has caused the Funds and their service providers to implement business continuity plans, including widespread use of work-from-home arrangements, which may make the Funds and their service providers more susceptible to cyber-attacks. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling the Funds or accurately pricing their securities. The Funds cannot

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directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and the Funds’ service providers and counterparties and issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect global economies and markets and exacerbate the effects of other risks to which the Funds are subject, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), subject to a transition period. Before the end of the transition period, the United Kingdom and the European Union ratified the EU-UK Trade and Cooperation Agreement (the “TCA”), which lays out the terms of the United Kingdom’s future cooperation with the European Union. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of Brexit, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The impact of Brexit on the U.K. and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the United Kingdom, Europe, and globally, which may adversely affect the value of a Fund’s investments. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and industry-specific restrictions, against non-U.S. governments, officials, institutions, and companies (including, in recent years, against countries such as China, Russia, and Venezuela). These sanctions, any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in a decline in the value and liquidity of securities of companies in such non-U.S. countries, a weakening of the currencies of those countries or other adverse consequences to their economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver the securities that are subject to the sanctions and may require the Funds to divest their holdings in those securities at inopportune times. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are impossible to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus known as COVID-19 beginning in late 2019 (described below)), and systemic market dislocations

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(such as the kind surrounding the insolvency of Lehman Brothers in 2008), can adversely affect the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives, for example, by causing the Funds’ derivatives counterparties to discontinue or limit offering derivatives on some underlying commodities, securities, reference rates. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

A global outbreak of COVID-19 and subsequent efforts to contain its spread have resulted in, among other things, extreme volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Extraordinary actions taken by governments and central banks to support local and global economies and the financial markets in response to the COVID-19 pandemic may not succeed or have the intended effect, and in some cases, have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty. The effects of the COVID-19 pandemic or any other future epidemic or pandemic could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, exacerbate other risks that apply to a Fund, and adversely affect the value and liquidity of a Fund’s investments.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default on their payment obligations and the value of the principal payments they otherwise would have made exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business likely would have a material impact on the many asset-backed

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securities it services. The obligations underlying an asset-backed security, particularly a security backed by a pool of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid, because the insurer could default on its obligations.

During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Performance of cyclical equities can be significantly affected by among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and

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thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

Markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods.

The U.S. Federal Reserve Bank recently decreased interest rates to near historically low levels. A substantial increase in interest rates could have a material adverse effect on the market value of fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alternative Allocation Fund
•	SGM Major Markets Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not “diversified”.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets (particularly emerging markets) list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of securities traded on U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in some non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited.

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

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GMO’s decision to seek a refund on behalf of a Fund is in its sole discretion, and particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The process of seeking a refund may take years, and the outcome of a Fund’s efforts to obtain a refund is inherently uncertain. Accordingly, a refund is not typically reflected in the Fund’s net asset value until GMO believes that the refund is collectible and free from significant contingencies. In some cases, the amount of such refunds could be material to a Fund’s net asset value. If you redeem your shares of a Fund before a potential refund is reflected in the Fund’s net asset value, you will not realize the benefit of that refund. For information on possible special Australian and Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of companies tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates and increased risk of currency devaluation and hyperinflation; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; increased risk of market manipulation or fraudulent trade practices; controls on investment (including restrictions on foreign investment), capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); lower trading volumes; unavailability of currency hedging techniques; less rigorous accounting, auditing, corporate governance, financial reporting, recordkeeping, and regulatory standards and practices; unavailability of reliable information about issuers; slower clearance and settlement; limitations on, or difficulties enforcing legal judgments, contractual rights, or other remedies, including those available to a Fund in respect of its portfolio holdings; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

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4.	Derivative financial instruments

During the period ended August 31, 2021, only Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index(to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

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The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2021, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Substitute for direct investment				X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Options (Purchased)
Substitute for direct equity investment	X		X
Options (Written)
Substitute for direct equity investment	X		X
Swap contracts
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X	X
Substitute for direct investment in securities	X	X	X		X
Achieve exposure to a reference entity’s credit	X		X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if

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the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap

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contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021 and the Statements of Operations for the period ended August 31, 2021^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$169,275	$—	$—	$169,275
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,856,370	—	1,856,370
Unrealized Appreciation on Futures Contracts¤	—	—	956,811	—	280,284	1,237,095
Swap Contracts, at value¤	3,177,395	—	28,034	—	2,140,735	5,346,164

Total	$3,177,395	$—	$1,154,120	$1,856,370	$2,421,019	$8,608,904

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Alternative Allocation Fund (continued)
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(2,577,499)	$—	$(325,422)	$(2,902,921)
Unrealized Depreciation on Forward Currency Contracts	—	—	—	(2,261,505)	—	(2,261,505)
Written Options, at value	(31,307)	—	(57,370)	—	—	(88,677)
Swap Contracts, at value¤	(1,862,013)	—	(446,817)	—	(1,762,322)	(4,071,152)

Total	$(1,893,320)	$—	$(3,081,686)	$(2,261,505)	$(2,087,744)	$(9,324,255)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$91,425	$—	$(43,170)	$48,255
Forward Currency Contracts	—	—	—	299,584	—	299,584
Futures Contracts	—	—	(2,723,568)	—	(183,581)	(2,907,149)
Written Options	328,844	—	2,180,887	—	—	2,509,731
Swap Contracts	53,985	(1,919,100)	(1,607,456)	—	(1,577,801)	(5,050,372)

Total	$382,829	$(1,919,100)	$(2,058,712)	$299,584	$(1,804,552)	$(5,099,951)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(77,161)	$—	$18,880	$(58,281)
Forward Currency Contracts	—	—	—	(262,480)	—	(262,480)
Futures Contracts	—	—	(1,663,067)	—	1,194,059	(469,008)
Written Options	15,473	—	378,065	—	—	393,538
Swap Contracts	(409,123)	—	(1,143,168)	—	4,977,203	3,424,912

Total	$(393,650)	$—	$(2,505,331)	$(262,480)	$6,190,142	$3,028,681

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,246,988	$—	$1,246,988
Swap Contracts, at value¤	—	—	208,938	—	1,549,976	1,758,914

Total	$—	$—	$208,938	$1,246,988	$1,549,976	$3,005,902

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,760,492)	$—	$(1,760,492)
Unrealized Depreciation on Futures Contracts¤	—	—	(15,600,153)	—	—	(15,600,153)
Swap Contracts, at value¤	—	—	(1,068,222)	—	(1,294,933)	(2,363,155)

Total	$—	$—	$(16,668,375)	$(1,760,492)	$(1,294,933)	$(19,723,800)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$7,850,441	$—	$7,850,441
Futures Contracts	—	—	(67,368,890)	—	—	(67,368,890)
Swap Contracts	—	—	9,016,567	—	35,029	9,051,596

Total	$—	$—	$(58,352,323)	$7,850,441	$35,029	$(50,466,853)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(704,922)	$—	$(704,922)
Futures Contracts	—	—	663,647	—	—	663,647
Swap Contracts	—	—	(5,207,453)	—	1,490,307	(3,717,146)

Total	$—	$—	$(4,543,806)	$(704,922)	$1,490,307	$(3,758,421)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$734,865	$—	$—	$734,865
Unrealized Appreciation on Forward Currency Contracts	—	—	—	8,043,594	—	8,043,594
Unrealized Appreciation on Futures Contracts¤	—	339,246	1,440,801	—	1,131,283	2,911,330
Swap Contracts, at value¤	—	—	835,139	—	9,446,967	10,282,106

Total	$—	$339,246	$3,010,805	$8,043,594	$10,578,250	$21,971,895

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Implementation Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(10,273,502)	$—	$(10,273,502)
Unrealized Depreciation on Futures Contracts¤	—	(1,713,484)	(35,150,447)	—	(1,306,803)	(38,170,734)
Swap Contracts, at value¤	(676,328)	—	(3,247,140)	—	(7,892,296)	(11,815,764)

Total	$(676,328)	$(1,713,484)	$(38,397,587)	$(10,273,502)	$(9,199,099)	$(60,260,000)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$405,096	$—	$—	$405,096
Forward Currency Contracts	—	—	—	22,085,975	—	22,085,975
Futures Contracts	—	(3,449,600)	(162,472,795)	—	(189,869)	(166,112,264)
Written Options	—	—	(107,440)	—	—	(107,440)
Swap Contracts	(136,926)	—	23,297,549	—	(3,586,873)	19,573,750

Total	$(136,926)	$(3,449,600)	$(138,877,590)	$22,085,975	$(3,776,742)	$(124,154,883)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(334,563)	$—	$—	$(334,563)
Forward Currency Contracts	—	—	—	(3,235,320)	—	(3,235,320)
Futures Contracts	—	1,551,304	475,110	—	2,973,362	4,999,776
Swap Contracts	15,783	—	(12,512,004)	—	12,466,437	(29,784)

Total	$15,783	$1,551,304	$(12,371,457)	$(3,235,320)	$15,439,799	$1,400,109

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,321,130	$—	$1,321,130
Unrealized Appreciation on Futures Contracts¤	—	239,168	4,903,874	—	777,354	5,920,396
Swap Contracts, at value¤	—	—	8,643	—	—	8,643

Total	$—	$239,168	$4,912,517	$1,321,130	$777,354	$7,250,169

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(506,562)	$—	$(506,562)
Unrealized Depreciation on Futures Contracts¤	—	(1,236,006)	(7,320,984)	—	(876,844)	(9,433,834)
Swap Contracts, at value¤	—	—	(516,113)	—	—	(516,113)

Total	$—	$(1,236,006)	$(7,837,097)	$(506,562)	$(876,844)	$(10,456,509)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(4,419,338)	$—	$(4,419,338)
Futures Contracts	—	(2,496,649)	3,084,396	—	430,295	1,018,042
Swap Contracts	—	—	(1,601,614)	—	—	(1,601,614)

Total	$—	$(2,496,649)	$1,482,782	$(4,419,338)	$430,295	$(5,002,910)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$2,395,246	$—	$2,395,246
Futures Contracts	—	1,219,856	(3,268,099)	—	2,302,545	254,302
Swap Contracts	—	—	(507,470)	—	—	(507,470)

Total	$—	$1,219,856	$(3,775,569)	$2,395,246	$2,302,545	$2,142,078

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$14,631	$—	$—	$14,631

Total	$—	$—	$14,631	$—	$—	$14,631

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(162,419)	$—	$—	$(162,419)

Total	$—	$—	$(162,419)	$—	$—	$(162,419)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Strategic Opportunities Allocation Fund (continued)
Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$2,371,717	$—	$—	$2,371,717

Total	$—	$—	$2,371,717	$—	$—	$2,371,717

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(1,229,771)	$—	$—	$(1,229,771)

Total	$—	$—	$(1,229,771)	$—	$—	$(1,229,771)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2021, if any.

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The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2021:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$813,881	$(769,871)	$(44,010)	$—	*
Barclays Bank PLC	259,575	—	(259,575)	—
Citibank N.A.	1,144,467	(1,016,101)	(128,366)	—	*
Citigroup Global Markets Inc.	298,429	—	(390)	298,039
Deutsche Bank AG	88,395	—	(88,395)	—
Goldman Sachs International	274,550	—	(82,524)	192,026
JPMorgan Chase Bank, N.A.	1,039,508	(124,867)	(914,641)	—	*
Merrill Lynch Capital Services, Inc.	218,314	—	(640)	217,674
Morgan Stanley & Co. International PLC	778,403	—	(778,403)	—
Morgan Stanley Capital Services LLC	7,922	—	(7,922)	—
Morgan Stanley & Co. LLC	169,275	—	(57,370)	111,905
UBS AG	138,355	—	(138,355)	—

Total	$5,231,074	$(1,910,839)	$(2,500,591)	$819,644

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(44,010)	$—	$44,010	$—
Barclays Bank PLC	(338,966)	79,391	259,575	—	*
Citibank N.A.	(128,366)	—	128,366	—
Citigroup Global Markets Inc.	(390)	—	390	—
Deutsche Bank AG	(185,863)	97,468	88,395	—	*
Goldman Sachs International	(82,524)	—	82,524	—
JPMorgan Chase Bank, N.A.	(914,641)	—	914,641	—
Merrill Lynch Capital Services, Inc.	(640)	—	640	—
Morgan Stanley & Co. International PLC	(781,903)	3,500	778,403	—	*
Morgan Stanley Capital Services LLC	(127,733)	—	7,922	(119,811)
Morgan Stanley & Co. LLC	(57,370)	—	57,370	—
State Street Bank and Trust Company	(13,421)	—	—	(13,421)
UBS AG	(177,837)	—	138,355	(39,482)

Total	$(2,853,664)	$180,359	$2,500,591	$(172,714)

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Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$36,342	$—	$(20,959)	$15,383
Barclays Bank PLC	177,609	—	(177,609)	—
Brown Brothers Harriman & Co.	30,328	—	—	30,328
Citibank N.A.	69,100	—	(28,940)	40,160
Deutsche Bank AG	15,380	—	(15,380)	—
Goldman Sachs International	285,625	(56,878)	(228,747)	— *
JPMorgan Chase Bank, N.A.	249,830	—	(249,830)	—
Morgan Stanley & Co. International PLC	414,336	—	(414,336)	—
State Street Bank and Trust Company	177,376	—	(43,778)	133,598

Total	$1,455,926	$(56,878)	$(1,179,579)	$219,469

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(20,959)	$—	$20,959	$—
Barclays Bank PLC	(214,598)	36,989	177,609	— *
Citibank N.A.	(28,940)	—	28,940	—
Deutsche Bank AG	(183,570)	—	15,380	(168,190)
Goldman Sachs International	(228,747)	—	228,747	—
JPMorgan Chase Bank, N.A.	(658,990)	346,892	249,830	(62,268)
Morgan Stanley & Co. International PLC	(569,139)	—	414,336	(154,803)
Morgan Stanley Capital Services LLC	(879,993)	521837	—	(358,156)
State Street Bank and Trust Company	(43,778)	—	43,778	—

Total	$(2,828,714)	$905,718	$1,179,579	$(743,417)

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Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$237,532	$—	$(81,478)	$156,054
Barclays Bank PLC	1,123,249	—	(1,123,249)	—
Citibank N.A.	422,330	(130,000)	(220,347)	71,983
Deutsche Bank AG	346,875	—	(346,875)	—
Goldman Sachs International	1,104,829	(407,435)	(697,394)	— *
JPMorgan Chase Bank, N.A.	2,143,963	—	(2,143,963)	—
Morgan Stanley & Co. International PLC	2,525,081	—	(2,525,081)	—
Morgan Stanley & Co. LLC	734,865	—	—	734,865
State Street Bank and Trust Company	405,143	—	(114,471)	290,672
UBS AG	569,731	—	(569,731)	—

Total	$9,613,598	$(537,435)	$(7,822,589)	$1,253,574

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(81,478)	$—	$81,478	$—
Barclays Bank PLC	(1,560,440)	437,191	1,123,249	— *
Citibank N.A.	(220,347)	—	220,347	—
Credit Suisse International	(162,498)	—	—	(162,498)
Deutsche Bank AG	(898,098)	397,876	346,875	(153,347)
Goldman Sachs International	(697,394)	—	697,394	—
JPMorgan Chase Bank, N.A.	(4,375,277)	1,850,422	2,143,963	(380,892)
Morgan Stanley & Co. International PLC	(3,166,242)	60,981	2,525,081	(580,180)
Morgan Stanley Capital Services LLC	(2,187,851)	1,163,636	—	(1,024,215)
State Street Bank and Trust Company	(114,471)	—	114,471	—
UBS AG	(732,874)	—	569,731	(163,143)

Total	$(14,196,970)	$3,910,106	$7,822,589	$(2,464,275)

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Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$20,718	$—	$(20,718)	$—
Deutsche Bank AG	229,553	(229,553)	—	— *
Goldman Sachs International	8,643	—	(8,643)	—
JPMorgan Chase Bank, N.A.	474,814	(229,145)	(53,013)	192,656
UBS AG	596,045	—	(596,045)	—

Total	$1,329,773	$(458,698)	$(678,419)	$192,656

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(70,846)	$30,007	$20,718	$(20,121)
Goldman Sachs International	(177,134)	168,491	8,643	— *
JPMorgan Chase Bank, N.A.	(53,013)	—	53,013	—
Morgan Stanley & Co. International PLC	(22,168)	—	—	(22,168)
State Street Bank and Trust Company	(24,400)	24,400	—	— *
UBS AG	(675,114)	—	596,045	(79,069)

Total	$(1,022,675)	$222,898	$678,419	$(121,358)

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$14,631	$—	$(14,631)	$—

Total	$14,631	$—	$(14,631)	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$(31,790)	$—	$14,631	$(17,159)
Morgan Stanley Capital Services LLC	(130,629)	—	—	(130,629)

Total	$(162,419)	$—	$14,631	$(147,788)

*	The actual collateral received and/or pledged is more than the amount shown.

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The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2021:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	697,718,477	218,003,037	31,570,833	466	2,063,793,769
Benchmark-Free Fund	553,477,541	485,664,510	—	—	1,125,048,081
Consolidated Implementation Fund	2,691,640,547	1,911,108,073	—	1,598	6,826,514,478
Consolidated SGM Major Markets Fund	281,994,425	676,974,712	—	—	51,172,721
Strategic Opportunities Allocation Fund	—	—	—	—	7,496,928

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

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Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V		Class VI	Class MF	Class R6		Class I
Alternative Allocation Fund	0.22%*	0.15%	*	0.105%	*	0.085%	*	0.055%		0.22%		0.22%
Benchmark-Free Allocation Fund		0.15%		0.10%					0.10%	0.15%		0.15%
SGM Major Markets Fund		0.15%		0.10%	*			0.055%		0.15%	*	0.15%

*	Class is offered but has no shareholders as of August 31,2021.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below).

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2022 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first

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business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2022, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2021 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Consolidated Alternative Allocation Fund	7,692	676
Benchmark-Free Allocation Fund	119,685	12,540
Benchmark-Free Fund	39,465	4,082
Global Asset Allocation Fund	18,534	1,816
Global Developed Equity Allocation Fund	1,445	156
Global Equity Allocation Fund	28,127	2,839
Consolidated Implementation Fund	105,381	10,922
International Developed Equity Allocation Fund	4,030	453
International Equity Allocation Fund	14,124	1,459
Consolidated SGM Major Markets Fund	6,416	840
Strategic Opportunities Allocation Fund	10,502	999

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August 31, 2021 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2021, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.034%
Benchmark-Free Allocation Fund	0.421%	*
Benchmark-Free Fund	0.093%
Global Asset Allocation Fund	0.714%	*
Global Developed Equity Allocation Fund	0.518%
Global Equity Allocation Fund	0.563%
International Developed Equity Allocation Fund	0.608%
International Equity Allocation Fund	0.653%
Strategic Opportunities Allocation Fund	0.341%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2021, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2021 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	62,285,723	512,667,224	85,022,466	596,198,541
Benchmark-Free Allocation Fund	—	129,822,576	—	688,856,345
Benchmark-Free Fund	205,930,786	847,339,680	166,610,438	959,692,202
Global Asset Allocation Fund	—	110,904,998	—	377,293,412
Global Developed Equity Allocation Fund	—	4,644,486	—	1,367,000
Global Equity Allocation Fund	—	111,517,403	—	157,913,875
Consolidated Implementation Fund	684,746,767	3,136,428,128	682,220,691	3,467,381,439
International Developed Equity Allocation Fund	—	19,783,343	—	7,108,650
International Equity Allocation Fund	—	45,647,542	—	105,758,585
Consolidated SGM Major Markets Fund	179,920,868	—	159,212,769	—
Strategic Opportunities Allocation Fund	—	174,826,714	—	362,222,599

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is

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unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2021

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3	‡	80.44%
Benchmark-Free Allocation Fund	1		25.95%
Benchmark-Free Fund	1		11.68%
Global Asset Allocation Fund	2		28.93%
Global Developed Equity Allocation Fund	2		82.86%
Global Equity Allocation Fund	3		65.13%
Implementation Fund	1	‡	100.00%
International Developed Equity Allocation Fund	2		95.33%
International Equity Allocation Fund	4		75.74%
SGM Major Markets Fund	2	#	75.41%
Strategic Opportunities Allocation Fund	3		67.68%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Alternative Allocation Fund
Class VI:
Shares sold	277,596	$5,293,898	6,069,438	$120,301,372
Shares issued to shareholders in reinvestment of distributions	305,399	5,640,719	277,343	5,356,980
Shares repurchased	(3,495,544)	(67,191,020)	(4,536,437)	(87,729,228)

Net increase (decrease)	(2,912,549)	$(56,256,403)	1,810,344	$37,929,124

Class R6:(a)
Shares sold	1,034	$19,741	26,831	$519,188
Shares issued to shareholders in reinvestment of distributions	823	15,158	516	9,953
Shares repurchased	(26,894)	(498,348)	(2,114)	(41,558)

Net increase (decrease)	(25,037)	$(463,449)	25,233	$487,583

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	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Alternative Allocation Fund (Continued)
Class I:
Shares sold	4,304,838	$81,361,671	15,492,543	$298,991,109
Shares issued to shareholders in reinvestment of distributions	162,345	2,992,023	80,844	1,560,033
Shares repurchased	(9,292,745)	(179,445,136)	(3,178,089)	(60,932,252)

Net increase (decrease)	(4,825,562)	$(95,091,442)	12,395,298	$239,618,890

Benchmark-Free Allocation Fund
Class III:
Shares sold	1,638,541	$44,228,354	3,785,990	$92,615,446
Shares issued to shareholders in reinvestment of distributions	—	—	4,019,280	100,605,473
Shares repurchased	(19,502,299)	(521,099,041)	(52,416,850)	(1,279,526,091)
Shares repurchased in connection with reorganization(b)	—	—	(17,852,866)	(463,472,079)

Net increase (decrease)	(17,863,758)	$(476,870,687)	(62,464,446)	$(1,549,777,251)

Class IV:
Shares sold	6,864,690	$183,783,076	4,395,247	$107,395,880
Shares issued to shareholders in reinvestment of distributions	—	—	2,254,813	56,425,045
Shares repurchased	(2,915,903)	(77,947,991)	(12,628,848)	(307,840,416)

Net increase (decrease)	3,948,787	$105,835,085	(5,978,788)	$(144,019,491)

Class MF:
Shares sold	661,053	$17,581,904	863,586	$22,063,346
Shares issued to shareholders in reinvestment of distributions	—	—	2,769,815	69,378,466
Shares repurchased	(6,655,265)	(178,265,466)	(48,245,572)	(1,184,044,972)

Net increase (decrease)	(5,994,212)	$(160,683,562)	(44,612,171)	$(1,092,603,160)

Class R6:(c)
Shares sold	1,356,856	$36,281,295	2,363,878	$59,336,390
Shares issued to shareholders in reinvestment of distributions	—	—	59,411	1,488,297
Shares issued to shareholders in connection with reorganization(b)	—	—	9,884,492	256,421,515
Shares repurchased	(2,586,547)	(69,170,264)	(334,848)	(8,558,317)

Net increase (decrease)	(1,229,691)	$(32,888,969)	11,972,933	$308,687,885

Class I:
Shares sold	1,784,947	$47,749,321	3,200,275	$79,569,402
Shares issued to shareholders in reinvestment of distributions	—	—	159,203	3,981,436
Shares issued to shareholders in connection with reorganization(b)	—	—	8,138,329	211,141,897
Shares repurchased	(1,276,021)	(33,968,452)	(2,838,085)	(72,184,369)

Net increase (decrease)	508,926	$13,780,869	8,659,722	$222,508,366

Benchmark-Free Fund
Class III:
Shares sold	—	$—	3,380,765	$56,376,837
Shares issued to shareholders in reinvestment of distributions	246,565	4,914,048	3,731,306	69,942,505
Shares repurchased	(7,963,291)	(160,295,580)	(33,134,537)	(610,768,662)

Net increase (decrease)	(7,716,726)	$(155,381,532)	(26,022,466)	$(484,449,320)

182

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Global Asset Allocation Fund
Class III:
Shares sold	580,347	$21,297,722	1,216,073	$38,212,261
Shares issued to shareholders in reinvestment of distributions	102,177	3,726,410	976,697	32,629,383
Shares repurchased	(3,847,731)	(138,467,094)	(26,333,561)	(848,073,134)
Shares repurchased in connection with reorganization(b)	—	—	(4,904,836)	(173,115,488)

Net increase (decrease)	(3,165,207)	$(113,442,962)	(29,045,627)	$(950,346,978)

Class R6:(d)
Shares sold	69,585	$2,504,577	609,510	$20,452,550
Shares issued to shareholders in reinvestment of distributions	2,613	95,251	15,573	521,472
Shares issued to shareholders in connection with reorganization	—	—	4,380,291	154,608,023
Shares repurchased(b)	(4,438,297)	(161,550,476)	(332,593)	(11,069,669)

Net increase (decrease)	(4,366,099)	$(158,950,648)	4,672,781	$164,512,376

Class I:(e)
Shares sold	35,550	$1,307,564	75,778	$2,667,247
Shares issued to shareholders in reinvestment of distributions	2,482	90,510	—	—
Shares issued to shareholders in connection with reorganization(b)	—	—	554,741	19,578,025
Shares repurchased	(255,074)	(9,261,538)	(43,576)	(1,539,670)

Net increase (decrease)	(217,042)	$(7,863,464)	586,943	$20,705,602

Global Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	219,276	$5,622,223
Shares issued to shareholders in reinvestment of distributions	35,607	1,004,489	85,417	2,073,187
Shares repurchased	—	—	(403,077)	(8,282,753)

Net increase (decrease)	35,607	$1,004,489	(98,384)	$(587,343)

Global Equity Allocation Fund
Class III:
Shares sold	1,623	$50,000	1,378,390	$33,559,963
Shares issued to shareholders in reinvestment of distributions	59,646	1,939,106	1,927,822	54,272,843
Shares repurchased	(2,897,803)	(93,136,714)	(8,268,761)	(223,473,248)

Net increase (decrease)	(2,836,534)	$(91,147,608)	(4,962,549)	$(135,640,442)

Class R6:(f)
Shares sold	17,993	$581,453	246,021	$6,259,686
Shares issued to shareholders in reinvestment of distributions	278	9,052	8,041	227,894
Shares repurchased	(15,489)	(509,958)	(27,387)	(732,104)

Net increase (decrease)	2,782	$80,547	226,675	$5,755,476

Class I:(g)
Shares sold	8,167	$262,198	72,846	$1,917,462
Shares issued to shareholders in reinvestment of distributions	66	2,140	2,267	64,254
Shares repurchased	(2,517)	(82,279)	(458)	(12,411)

Net increase (decrease)	5,716	$182,059	74,655	$1,969,305

183

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Implementation Fund
Core Class:
Shares sold	8,605,461	$113,906,329	86,220,208	$1,048,235,578
Shares issued to shareholders in reinvestment of distributions	—	—	10,748,813	132,218,180
Shares repurchased	(48,895,510)	(642,314,044)	(185,451,038)	(2,225,658,576)

Net increase (decrease)	(40,290,049)	$(528,407,715)	(88,482,017)	$(1,045,204,818)

International Developed Equity Allocation Fund
Class III:
Shares sold	663,605	$12,080,896	2,334,558	$33,800,999
Shares issued to shareholders in reinvestment of distributions	16,481	304,561	386,519	6,277,230
Shares repurchased	(216,131)	(3,940,476)	(9,909,526)	(144,296,950)
Shares repurchased in connection with reorganization(b)	—	—	(487,958)	(8,333,525)

Net increase (decrease)	463,955	$8,444,981	(7,676,407)	$(112,552,246)

Class R6:(h)
Shares sold	27,059	$495,016	6,577	$112,468
$Shares issued to shareholders in reinvestment of distributions	1,063	19,636	—	—
Shares issued to shareholders in connection with reorganization(b)	—	—	492,914	8,418,168
Shares repurchased	(16,181)	(294,295)	(12,445)	(212,488)

Net increase (decrease)	11,941	$220,357	487,046	$8,318,148

International Equity Allocation Fund
Class III:
Shares sold	156,678	$5,258,094	165,164	$4,658,164
Shares issued to shareholders in reinvestment of distributions	49,139	1,689,410	767,681	23,461,457
Shares repurchased	(2,087,363)	(70,117,950)	(5,584,470)	(137,383,719)
Shares repurchased in connection with reorganization(b)	—	—	(376,439)	(12,333,032)

Net increase (decrease)	(1,881,546)	$(63,170,446)	(5,028,064)	$(121,597,130)

Class R6:
Shares sold	87,986	$2,998,171	315,758	$7,840,712
$Shares issued to shareholders in reinvestment of distributions	23,427	805,193	331,970	10,144,475
Shares issued to shareholders in connection with reorganization(b)	—	—	380,466	12,461,474
Shares repurchased	(297,516)	(9,881,413)	(551,315)	(17,409,367)

Net increase (decrease)	(186,103)	$(6,078,049)	476,879	$13,037,294

SGM Major Markets Fund
Class III:
Shares sold	217,692	$6,755,873	384,363	$12,641,912
Shares issued to shareholders in reinvestment of distributions	1,047	31,210	515	16,796
Shares repurchased	(131,252)	(3,992,349)	(40,476)	(1,320,080)

Net increase (decrease)	87,487	$2,794,734	344,402	$11,338,628

Class VI:
Shares sold	1,951,297	$61,018,485	3,231,526	$104,242,857
Shares issued to shareholders in reinvestment of distributions	653,512	19,455,064	200,949	6,549,429
Shares repurchased	(3,651,293)	(109,015,660)	(20,403,300)	(653,236,278)

Net increase (decrease)	(1,046,484)	$(28,542,111)	(16,970,825)	$(542,443,992)

184

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
SGM Major Markets Fund (continued)
Class I:(i)
Shares sold	478,528	$14,804,711	438,717	$14,414,202
Shares issued to shareholders in reinvestment of distributions	32,794	976,620	2,797	91,322
Shares repurchased	(50,254)	(1,556,442)	(9,697)	(316,848)

Net increase (decrease)	461,068	$14,224,889	431,817	$14,188,676

Strategic Opportunities Allocation Fund
Class III:
Shares sold	221,141	$5,000,000	1,900,987	$32,587,762
Shares issued to shareholders in reinvestment of distributions	311,379	6,938,059	1,193,465	23,704,892
Shares repurchased	(10,888,667)	(243,484,935)	(16,950,871)	(322,809,952)

Net increase (decrease)	(10,356,147)	$(231,546,876)	(13,856,419)	$(266,517,298)

(a)	The period under the heading “Year Ended February 28, 2021” represents the period from July 31, 2020 (commencement of operations) through February 28, 2021.
(b)	A plan of reorganization was completed on January 22, 2021.
(c)	The period under the heading “Year Ended February 28, 2021” represents the period from May 1, 2020 (commencement of operations) through February 28, 2021.
(d)	The period under the heading “Year Ended February 28, 2021” represents the period from September 30, 2019 (commencement of operations) through February 29, 2020.
(e)	The period under the heading “Year Ended February 28, 2021” represents the period from January 6, 2021 (commencement of operations) through February 28, 2021.
(f)	The period under the heading “Year Ended February 28, 2021 “represents the period from July 15, 2020 (commencement of operations) through February 28, 2021.
(g)	The period under the heading “Year Ended February 28, 2021 “represents the period from August 17, 2020 (commencement of operations) through February 28, 2021.
(h)	The period under the heading “Year Ended February 28, 2021” represents the period from January 22, 2021 (commencement of operations) through February 28, 2021.
(i)	The period under the heading “Year Ended February 28, 2021” represents the period from September 23, 2020 (commencement of operations) through February 28, 2021.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2021 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$29,192,704	$—	$17,240,000	$40,947	$—	$2,580,654	$(1,959,720)	$12,573,638

185

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$161,366,088	$4,512,052	$174,494,031	$1,856,950		$2,655,102	$(136,976)	$8,752,867	$—
GMO Emerging Country Debt Fund, Class VI	—	172,094,031	12,000,000	—		—	(544,633)	(3,398,048)	156,151,350
GMO Implementation Fund	5,968,168,051	113,906,328	642,314,044	—		—	(17,711,135)	146,142,779	5,568,191,979
GMO Opportunistic Income Fund, Class VI	237,695,110	948,914	24,915,678	948,914		—	523,246	865,711	215,117,303
GMO SGM Major Markets Fund, Class VI	176,393,296	10,455,282	7,226,623	3,998,726		6,456,556	(1,034,678)	(11,470,650)	167,116,627

Totals	$6,543,622,545	$301,916,607	$860,950,376	$6,804,590		$9,111,658	$(18,904,176)	$140,892,659	$6,106,577,259

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$68,079,210	$1,931,848	$73,642,006	$795,058		$1,136,790	$—	$3,630,948	$—
GMO Emerging Country Debt Fund, Class VI	—	73,642,006	5,300,000	—		—	204,079	(1,851,610)	66,694,475
GMO Emerging Markets Fund, Class VI	73,462,563	242,521	—	242,521		—	—	1,007,778	74,712,862
GMO Opportunistic Income Fund, Class VI	95,150,641	11,654,333	—	454,333		—	—	650,026	107,455,000
GMO SGM Major Markets Fund, Class VI	53,275,871	24,347,706	—	1,662,823		2,684,883	—	(5,149,079)	72,474,498
GMO U.S. Treasury Fund	15,629,132	69,699,579	79,943,287	3,450	**	—	5,787	792	5,392,003

Totals	$305,597,417	$181,517,993	$158,885,293	$3,158,185		$3,821,673	$209,866	$(1,711,145)	$326,728,838

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$178,571,877	$8,202,742	$53,786,020	$—		$4,192,845	$(1,747,470)	$(3,583,105)	$127,658,024
GMO Asset Allocation Bond Fund, Class VI	58,588,962	15,117,924	36,107,738	—		—	2,221,562	(706,037)	39,114,673
GMO Emerging Country Debt Fund, Class IV	26,636,433	557,358	29,196,240	229,383		327,975	(428,933)	2,431,382	—
GMO Emerging Country Debt Fund, Class VI	—	22,196,240	—	—		—	—	(1,425,103)	20,771,137
GMO Emerging Markets Fund, Class VI	175,044,536	3,641,162	63,464,828	407,792		—	7,355,477	(4,698,983)	117,877,364
GMO International Equity Fund, Class IV	143,733,654	15,333,994	53,606,134	1,916,915		—	5,518,298	5,292,327	116,272,139
GMO-Usonian Japan Value Creation Fund, Class VI	35,718,441	2,366,688	11,406,000	910,021		842,505	2,121,103	(2,288,666)	26,511,566
GMO Multi-Sector Fixed Income Fund, Class IV	49,437,917	31,917,803	22,632,203	—		1,638,831	(140,358)	98,508	58,681,667
GMO Opportunistic Income Fund, Class VI	26,706,075	83,369	7,448,346	83,369		—	(68,492)	196,680	19,469,286
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	26,821,332	1,999,803	9,200,000	220,945		1,778,858	3,366,138	(3,124,829)	19,862,444
GMO Quality Fund, Class VI	18,091,344	366,983	7,585,000	26,360		226,459	1,839,291	764,229	13,476,847
GMO U.S. Equity Fund, Class VI	73,489,034	4,502,869	31,312,154	160,235		3,161,757	2,196,762	5,549,266	54,425,777
GMO U.S. Small Cap Value Fund, Class VI	58,149,527	4,313,247	26,535,270	83,054		2,368,425	7,218,064	(3,515,694)	39,629,874
GMO U.S. Treasury Fund	24,707,179	22,501,057	47,206,179	1,892		1	—	—	2,057

Totals	$895,696,311	$133,101,239	$399,486,112	$4,039,966		$14,537,656	$29,451,442	$(5,010,025)	$653,752,855

186

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Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$8,499,013	$647,343	$—	$29,866		$—	$—	$111,322	$9,257,678
GMO International Equity Fund, Class IV	37,111,417	1,328,757	—	728,758		—	—	3,115,610	41,555,784
GMO-Usonian Japan Value Creation Fund, Class VI	3,494,510	275,804	—	125,025		115,749	—	(92,755)	3,677,559
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	4,589,809	500,347	—	55,280		445,066	—	(120,618)	4,969,538
GMO Quality Fund, Class VI	10,925,424	238,778	95,000	24,895		213,883	27,495	1,899,363	12,996,060
GMO U.S. Equity Fund, Class VI	14,166,705	999,623	112,000	48,217		951,406	14,404	1,611,772	16,680,504
GMO U.S. Small Cap Value Fund, Class VI	9,343,101	653,834	1,160,000	19,130		545,520	338,487	128,085	9,303,507

Totals	$88,129,979	$4,644,486	$1,367,000	$1,031,171		$2,271,624	$380,386	$6,652,779	$98,440,630

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$451,468,804	$8,472,980	$42,679,854	$1,472,979		$—	$8,675,295	$(2,288,356)	$423,648,869
GMO International Equity Fund, Class IV	546,831,021	49,258,148	35,373,535	10,128,388		—	4,446,639	41,176,322	606,338,595
GMO-Usonian Japan Value Creation Fund, Class VI	65,011,818	4,479,361	—	2,325,966		2,153,395	—	(1,729,067)	67,762,112
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	81,133,477	8,844,554	—	977,175		7,867,379	—	(2,132,142)	87,845,889
GMO Quality Fund, Class VI	220,601,446	13,081,254	36,968,481	477,651		4,103,602	10,206,919	28,244,599	235,165,737
GMO U.S. Equity Fund, Class VI	104,407,865	16,807,034	14,570,639	322,170		6,357,036	2,029,422	9,848,583	118,522,265
GMO U.S. Small Cap Value Fund, Class VI	177,879,688	10,574,072	28,321,366	353,846		10,090,445	8,160,413	1,014,076	169,306,883

Totals	$1,647,334,119	$111,517,403	$157,913,875	$16,058,175		$30,571,857	$33,518,688	$74,134,015	$1,708,590,350

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$35,272,723	$150,927,266	$174,623,250	$—	**	$—	$4,075	$15,738	$11,596,552

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$22,008,788	$3,310,845	$5,977,971	$80,440		$—	$365,002	$(64,405)	$19,642,259
GMO International Equity Fund, Class IV	194,337,465	14,919,501	1,130,679	3,782,091		—	82,367	16,105,177	224,313,831
GMO-Usonian Japan Value Creation Fund, Class VI	8,953,179	1,552,997	—	349,460		323,532	—	(295,596)	10,210,580

Totals	$225,299,432	$19,783,343	$7,108,650	$4,211,991		$323,532	$447,369	$15,745,176	$254,166,670

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$354,876,079	$9,423,453	$51,809,922	$1,085,850		$—	$10,736,491	$(5,642,617)	$317,583,484
GMO International Equity Fund, Class IV	470,885,277	33,833,722	50,948,663	8,360,163		—	(1,468,223)	39,043,047	491,345,160
GMO-Usonian Japan Value Creation Fund, Class VI	35,577,814	2,390,366	3,000,000	1,172,145		1,085,180	572,816	(1,292,928)	34,248,068

Totals	$861,339,170	$45,647,541	$105,758,585	$10,618,158		$1,085,180	$9,841,084	$32,107,502	$843,176,712

187

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2021 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$19,111,645	$356,555	$19,908,093	$146,741	$209,814	$(739,750)	$1,179,643	$—
GMO Emerging Country Debt Fund, Class VI	—	13,408,093	700,000	—	—	(56,385)	(63,900)	12,587,808
GMO Emerging Markets Fund, Class VI	132,412,873	289,741	55,450,000	289,741	—	6,118,014	(4,429,025)	78,941,603
GMO International Equity Fund, Class IV	68,841,799	8,844,225	27,500,000	844,225	—	2,666,929	2,222,757	55,075,710
GMO Opportunistic Income Fund, Class VI	16,234,952	45,158	6,305,000	45,158	—	223,211	(157,832)	10,040,489
GMO Quality Fund, Class VI	31,416,895	412,831	15,960,000	43,044	369,787	2,956,241	1,215,270	20,041,237
GMO U.S. Equity Fund, Class VI	29,319,352	1,333,102	13,700,000	64,302	1,268,800	982,045	2,038,834	19,973,333
GMO U.S. Small Cap Value Fund, Class VI	41,144,715	1,625,477	18,600,000	55,070	1,570,407	4,825,863	(2,478,744)	26,517,311
GMO U.S. Treasury Fund	2,500,173	50,113,864	50,617,173	1,906	2,580	(10,695)	—	1,986,169

Totals	$340,982,404	$76,429,046	$208,740,266	$1,490,187	$3,421,388	$16,965,473	$(472,997)	$225,163,660

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2021 through August 31, 2021. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2022.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $76,990 and $159,916 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

11.	Subsequent events

Effective October 1, 2021, John Thorndike has been added as a portfolio manager of GMO Alternative Allocation Fund.

Subsequent to August 31, 2021, GMO Strategic Opportunities Allocation Fund received notification from shareholders of their intent to redeem approximately 26% of the Fund at the end of October.

188

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2021 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last

189

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

190

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those other funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data

191

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee to the Fund and that the Fund does not directly bear any shareholder servicing and supplemental support fees as a result of fee waivers, instead bearing those fees indirectly as a result of the fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

192

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the

193

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

194

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on GMO’s fee schedule for its other pooled investment vehicle with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last

195

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on GMO’s fee schedule for its separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that account. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

196

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

197

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

198

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk

199

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to the third-party fund, as well as the business and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to the third-party fund. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered whether breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2021 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO and others at and apart from Board meetings. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

200

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2021 (Unaudited)

At a meeting on May 13, 2021, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 10, 2021 meeting of the Trustees. At the June 10 meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance , as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that managed the Fund’s investments. The Trustees discussed how a fund with investment strategies similar to those of the Fund would be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the Fund.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and discussed the advantages and disadvantages of various ways of calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

201

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2021 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 15, 2021 addressing the Program’s operation, adequacy and effectiveness.

202

GMO Trust Funds

Fund Expenses

August 31, 2021 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2021.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2021 through August 31, 2021.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

Alternative Allocation Fund
Class VI	$1,000.00	$985.70	$7.46	$1,000.00	$1,017.69	$7.58	1.49%
Class R6	$1,000.00	$993.30	$7.99	$1,000.00	$1,017.19	$8.08	1.59%
Class I	$1,000.00	$984.60	$8.65	$1,000.00	$1,016.48	$8.79	1.73%

Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,016.20	$5.95	$1,000.00	$1,019.31	$5.96	1.17%
Class IV	$1,000.00	$1,016.60	$5.69	$1,000.00	$1,019.56	$5.70	1.12%
Class MF	$1,000.00	$1,016.50	$5.69	$1,000.00	$1,019.56	$5.70	1.12%
Class R6	$1,000.00	$1,016.20	$5.95	$1,000.00	$1,019.31	$5.96	1.17%
Class I	$1,000.00	$1,015.80	$6.45	$1,000.00	$1,018.80	$6.46	1.27%

Benchmark-Free Fund
Class III	$1,000.00	$1,019.90	$2.19	$1,000.00	$1,023.04	$2.19	0.43%

Global Asset Allocation Fund
Class III	$1,000.00	$1,053.40	$3.73	$1,000.00	$1,021.58	$3.67	0.72%
Class R6	$1,000.00	$1,052.50	$3.72	$1,000.00	$1,021.58	$3.67	0.72%
Class I	$1,000.00	$1,052.90	$4.24	$1,000.00	$1,021.07	$4.18	0.82%

Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,117.20	$2.77	$1,000.00	$1,022.58	$2.65	0.52%

Global Equity Allocation Fund
Class III	$1,000.00	$1,094.60	$2.96	$1,000.00	$1,022.38	$2.85	0.56%
Class R6	$1,000.00	$1,094.90	$2.96	$1,000.00	$1,022.38	$2.85	0.56%
Class I	$1,000.00	$1,093.90	$3.48	$1,000.00	$1,021.88	$3.36	0.66%

203

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2021 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

Implementation Fund
Core	$1,000.00	$1,020.50	$2.04	$1,000.00	$1,023.19	$2.04	0.40%

International Developed Equity Allocation Fund
Class III	$1,000.00	$1,091.40	$3.22	$1,000.00	$1,022.13	$3.11	0.61%
Class R6	$1,000.00	$1,091.40	$3.22	$1,000.00	$1,022.13	$3.11	0.61%

International Equity Allocation Fund
Class III	$1,000.00	$1,064.40	$3.38	$1,000.00	$1,021.93	$3.31	0.65%
Class R6	$1,000.00	$1,064.40	$3.38	$1,000.00	$1,021.93	$3.31	0.65%

SGM Major Markets Fund
Class III	$1,000.00	$987.50	$5.06	$1,000.00	$1,020.11	$5.14	1.01%
Class VI	$1,000.00	$988.00	$4.56	$1,000.00	$1,020.62	$4.63	0.91%
Class I	$1,000.00	$987.00	$5.56	$1,000.00	$1,019.61	$5.65	1.11%

Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,067.10	$3.39	$1,000.00	$1,021.93	$3.31	0.65%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2021, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

204

SR-083121-AA

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

	Date:	November 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

	Date:	November 1, 2021

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

	Date:	November 1, 2021